UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—August 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Corporate Bond Index Fund ETF Shares - VCSH

Vanguard Short-Term Corporate Bond Index Fund Admiral™ Shares - VSCSX

Vanguard Short-Term Corporate Bond Index Fund Institutional Shares - VSTBX

Vanguard Intermediate-Term Corporate Bond Index Fund ETF Shares - VCIT

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral™ Shares - VICSX

Vanguard Intermediate-Term Corporate Bond Index Fund Institutional Shares - VICBX

Vanguard Long-Term Corporate Bond Index Fund ETF Shares - VCLT

Vanguard Long-Term Corporate Bond Index Fund Admiral™ Shares - VLTCX

Vanguard Long-Term Corporate Bond Index Fund Institutional Shares - VLCIX

Vanguard Short-Term Treasury Index Fund ETF Shares - VGSH

Vanguard Short-Term Treasury Index Fund Admiral™ Shares - VSBSX

Vanguard Short-Term Treasury Index Fund Institutional Shares - VSBIX

Vanguard Intermediate-Term Treasury Index Fund ETF Shares - VGIT

Vanguard Intermediate-Term Treasury Index Fund Admiral™ Shares - VSIGX

Vanguard Intermediate-Term Treasury Index Fund Institutional Shares - VIIGX

Vanguard Long-Term Treasury Index Fund ETF Shares - VGLT

Vanguard Long-Term Treasury Index Fund Admiral™ Shares - VLGSX

Vanguard Long-Term Treasury Index Fund Institutional Shares - VLGIX

Vanguard Mortgage-Backed Securities Index Fund ETF Shares - VMBS

Vanguard Mortgage-Backed Securities Index Fund Admiral™ Shares - VMBSX

Vanguard Mortgage-Backed Securities Index Fund Institutional Shares - VMBIX

Vanguard Total Corporate Bond ETF ETF Shares - VTC

Vanguard Total World Bond ETF ETF Shares - BNDW

Vanguard Short-Term Corporate Bond Index Fund
ETF Shares (VCSH) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.78%	2.38%	2.67%
ETF Shares Market Price	2.76%	2.37%	2.64%
Bloomberg U.S. 1–5 Year Corporate Bond Index	2.80%	2.40%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$51,893
Number of Portfolio Holdings	3,031
Portfolio Turnover Rate	71%
Total Investment Advisory Fees (in thousands)	$1,728
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	4.9%
Energy	5.2%
Financials	37.5%
Health Care	8.7%
Industrials	6.4%
Materials	2.5%
Real Estate	4.4%
Technology	8.4%
Utilities	7.2%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3145

Vanguard Short-Term Corporate Bond Index Fund
Admiral™ Shares (VSCSX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	2.76%	2.35%	2.65%
Bloomberg U.S. 1–5 Year Corporate Bond Index	2.80%	2.40%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$51,893
Number of Portfolio Holdings	3,031
Portfolio Turnover Rate	71%
Total Investment Advisory Fees (in thousands)	$1,728
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	4.9%
Energy	5.2%
Financials	37.5%
Health Care	8.7%
Industrials	6.4%
Materials	2.5%
Real Estate	4.4%
Technology	8.4%
Utilities	7.2%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1945

Vanguard Short-Term Corporate Bond Index Fund
Institutional Shares (VSTBX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.76%	2.37%	2.67%
Bloomberg U.S. 1–5 Year Corporate Bond Index	2.80%	2.40%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$51,893
Number of Portfolio Holdings	3,031
Portfolio Turnover Rate	71%
Total Investment Advisory Fees (in thousands)	$1,728
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	4.9%
Energy	5.2%
Financials	37.5%
Health Care	8.7%
Industrials	6.4%
Materials	2.5%
Real Estate	4.4%
Technology	8.4%
Utilities	7.2%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1645

Vanguard Intermediate-Term Corporate Bond Index Fund
ETF Shares (VCIT) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 5–10 years returned more than those with maturities of 10–15 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	1.90%	0.75%	2.65%
ETF Shares Market Price	1.95%	0.74%	2.62%
Bloomberg U.S. 5–10 Year Corporate Bond Index	1.93%	0.80%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$72,180
Number of Portfolio Holdings	2,327
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$2,353
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	7.7%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Energy	6.6%
Financials	31.7%
Health Care	8.6%
Industrials	5.8%
Materials	3.1%
Real Estate	4.6%
Technology	9.0%
Utilities	10.1%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3146

Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral™ Shares (VICSX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 5–10 years returned more than those with maturities of 10–15 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.63%	0.68%	2.61%
Bloomberg U.S. 5–10 Year Corporate Bond Index	1.93%	0.80%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Vanguard fund returns are adjusted to reflect the fee on purchases of fund shares. During the reporting period, the purchase fee for the fund was eliminated.
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$72,180
Number of Portfolio Holdings	2,327
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$2,353
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	7.7%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Energy	6.6%
Financials	31.7%
Health Care	8.6%
Industrials	5.8%
Materials	3.1%
Real Estate	4.6%
Technology	9.0%
Utilities	10.1%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the purchase fee for the Admiral Share class was eliminated.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1946

Vanguard Intermediate-Term Corporate Bond Index Fund
Institutional Shares (VICBX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 5–10 years returned more than those with maturities of 10–15 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.65%	0.69%	2.62%
Bloomberg U.S. 5–10 Year Corporate Bond Index	1.93%	0.80%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Vanguard fund returns are adjusted to reflect the fee on purchases of fund shares. During the reporting period, the purchase fee for the fund was eliminated.
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$72,180
Number of Portfolio Holdings	2,327
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$2,353
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	7.7%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Energy	6.6%
Financials	31.7%
Health Care	8.6%
Industrials	5.8%
Materials	3.1%
Real Estate	4.6%
Technology	9.0%
Utilities	10.1%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the purchase fee for the Institutional Share class was eliminated. Additionally, during the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1646

Vanguard Long-Term Corporate Bond Index Fund
ETF Shares (VCLT) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	0.82%	-3.28%	1.47%
ETF Shares Market Price	0.92%	-3.27%	1.46%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.89%	-3.26%	1.51%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$9,771
Number of Portfolio Holdings	2,861
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$317
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	12.5%
Consumer Discretionary	6.3%
Consumer Staples	6.4%
Energy	8.9%
Financials	13.3%
Health Care	15.9%
Industrials	7.9%
Materials	3.1%
Real Estate	1.2%
Technology	8.8%
Utilities	13.6%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	2.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3147

Vanguard Long-Term Corporate Bond Index Fund
Admiral™ Shares (VLTCX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark, after taking expenses and fees into account.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	-0.22%	-3.49%	1.35%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.89%	-3.26%	1.51%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Vanguard fund returns are adjusted to reflect the fee on purchases of fund shares. During the reporting period, the purchase fee for the fund was eliminated.
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$9,771
Number of Portfolio Holdings	2,861
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$317
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	12.5%
Consumer Discretionary	6.3%
Consumer Staples	6.4%
Energy	8.9%
Financials	13.3%
Health Care	15.9%
Industrials	7.9%
Materials	3.1%
Real Estate	1.2%
Technology	8.8%
Utilities	13.6%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	2.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the purchase fee for the Admiral Share class was eliminated.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1947

Vanguard Long-Term Corporate Bond Index Fund
Institutional Shares (VLCIX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark, after taking expenses and fees into account.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-0.21%	-3.48%	1.36%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.89%	-3.26%	1.51%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Vanguard fund returns are adjusted to reflect the fee on purchases of fund shares. During the reporting period, the purchase fee for the fund was eliminated.
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$9,771
Number of Portfolio Holdings	2,861
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$317
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	12.5%
Consumer Discretionary	6.3%
Consumer Staples	6.4%
Energy	8.9%
Financials	13.3%
Health Care	15.9%
Industrials	7.9%
Materials	3.1%
Real Estate	1.2%
Technology	8.8%
Utilities	13.6%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	2.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the purchase fee for the Institutional Share class was eliminated. Additionally, during the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1647

Vanguard Short-Term Treasury Index Fund
ETF Shares (VGSH) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.47%	1.92%	1.78%
ETF Shares Market Price	2.43%	1.92%	1.78%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	2.49%	1.95%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$39,322
Number of Portfolio Holdings	93
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$1,138
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
Under 1 Year	0.8%
1 - 2 Years	55.5%
2 - 3 Years	42.7%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3142

Vanguard Short-Term Treasury Index Fund
Admiral™ Shares (VSBSX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	2.42%	1.89%	1.76%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	2.49%	1.95%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$39,322
Number of Portfolio Holdings	93
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$1,138
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
Under 1 Year	0.8%
1 - 2 Years	55.5%
2 - 3 Years	42.7%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1942

Vanguard Short-Term Treasury Index Fund
Institutional Shares (VSBIX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.49%	1.92%	1.78%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	2.49%	1.95%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$39,322
Number of Portfolio Holdings	93
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$1,138
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
Under 1 Year	0.8%
1 - 2 Years	55.5%
2 - 3 Years	42.7%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1642

Vanguard Intermediate-Term Treasury Index Fund
ETF Shares (VGIT) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	0.71%	-0.16%	1.15%
ETF Shares Market Price	0.65%	-0.17%	1.14%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	0.72%	-0.14%	1.18%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$48,254
Number of Portfolio Holdings	103
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$1,671
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
2 - 4 Years	23.5%
4 - 6 Years	40.5%
6 - 8 Years	21.4%
8 - 10 Years	13.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3143

Vanguard Intermediate-Term Treasury Index Fund
Admiral™ Shares (VSIGX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	0.66%	-0.19%	1.12%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	0.72%	-0.14%	1.18%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$48,254
Number of Portfolio Holdings	103
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$1,671
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
2 - 4 Years	23.5%
4 - 6 Years	40.5%
6 - 8 Years	21.4%
8 - 10 Years	13.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1943

Vanguard Intermediate-Term Treasury Index Fund
Institutional Shares (VIIGX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	0.66%	-0.18%	1.14%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	0.72%	-0.14%	1.18%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$48,254
Number of Portfolio Holdings	103
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$1,671
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
2 - 4 Years	23.5%
4 - 6 Years	40.5%
6 - 8 Years	21.4%
8 - 10 Years	13.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1643

Vanguard Long-Term Treasury Index Fund
ETF Shares (VGLT) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	0.19%	-6.87%	-1.79%
ETF Shares Market Price	0.09%	-6.88%	-1.80%
Spliced Bloomberg U.S. Long Treasury Index	0.18%	-6.85%	-1.75%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$15,134
Number of Portfolio Holdings	102
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$506
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
10 - 15 Years	11.2%
15 - 20 Years	34.7%
20 - 25 Years	18.1%
Over 25 Years	34.9%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3144

Vanguard Long-Term Treasury Index Fund
Admiral™ Shares (VLGSX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	0.17%	-6.90%	-1.81%
Spliced Bloomberg U.S. Long Treasury Index	0.18%	-6.85%	-1.75%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$15,134
Number of Portfolio Holdings	102
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$506
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
10 - 15 Years	11.2%
15 - 20 Years	34.7%
20 - 25 Years	18.1%
Over 25 Years	34.9%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1944

Vanguard Long-Term Treasury Index Fund
Institutional Shares (VLGIX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	0.17%	-6.87%	-1.79%
Spliced Bloomberg U.S. Long Treasury Index	0.18%	-6.85%	-1.75%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$15,134
Number of Portfolio Holdings	102
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$506
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
10 - 15 Years	11.2%
15 - 20 Years	34.7%
20 - 25 Years	18.1%
Over 25 Years	34.9%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1644

Vanguard Mortgage-Backed Securities Index Fund
ETF Shares (VMBS) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, shorter-dated bonds outperformed their longer-dated counterparts.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.56% for the week ended August 28, 2025, to 6.66% for the week ended August 27, 2026.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.12%	0.36%	1.25%
ETF Shares Market Price	3.16%	0.37%	1.26%
Bloomberg U.S. MBS Float Adjusted Index	3.12%	0.42%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$17,585
Number of Portfolio Holdings	88
Portfolio Turnover Rate	109%
Total Investment Advisory Fees (in thousands)	$597
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
0 - 10 Years	2.8%
10 - 20 Years	9.5%
20 - 30 Years	83.9%
30 - 40 Years	2.9%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3148

Vanguard Mortgage-Backed Securities Index Fund
Admiral™ Shares (VMBSX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, shorter-dated bonds outperformed their longer-dated counterparts.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.56% for the week ended August 28, 2025, to 6.66% for the week ended August 27, 2026.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	3.09%	0.34%	1.23%
Bloomberg U.S. MBS Float Adjusted Index	3.12%	0.42%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$17,585
Number of Portfolio Holdings	88
Portfolio Turnover Rate	109%
Total Investment Advisory Fees (in thousands)	$597
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
0 - 10 Years	2.8%
10 - 20 Years	9.5%
20 - 30 Years	83.9%
30 - 40 Years	2.9%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1948

Vanguard Mortgage-Backed Securities Index Fund
Institutional Shares (VMBIX)
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, shorter-dated bonds outperformed their longer-dated counterparts.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.56% for the week ended August 28, 2025, to 6.66% for the week ended August 27, 2026.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.11%	0.35%	1.25%
Bloomberg U.S. MBS Float Adjusted Index	3.12%	0.42%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$17,585
Number of Portfolio Holdings	88
Portfolio Turnover Rate	109%
Total Investment Advisory Fees (in thousands)	$597
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
0 - 10 Years	2.8%
10 - 20 Years	9.5%
20 - 30 Years	83.9%
30 - 40 Years	2.9%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1648

Vanguard Total Corporate Bond ETF
ETF Shares (VTC) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, bonds issued by financial institutions returned more than those issued by utilities and industrial companies. By credit quality, lower-quality bonds outperformed their higher-quality counterparts. By maturity, shorter-dated bonds performed best.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 7, 2017, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/7/2017)
ETF Shares Net Asset Value	1.94%	-0.15%	2.23%
ETF Shares Market Price	1.89%	-0.17%	2.22%
Bloomberg U.S. Corporate Bond Index	1.94%	-0.12%	2.31%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.57%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,703
Number of Portfolio Holdings	5,322
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$57
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	8.3%
Consumer Discretionary	6.7%
Consumer Staples	5.1%
Energy	6.8%
Financials	28.3%
Health Care	11.2%
Industrials	6.7%
Materials	2.9%
Real Estate	3.5%
Technology	8.5%
Utilities	10.0%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR985

Vanguard Total World Bond ETF
ETF Shares (BNDW) Nasdaq
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  Bonds from the United States, by far the largest component in the index, outperformed the index as a whole. Canada, the United Kingdom, and France were also among the outperformers. Japan, South Korea, and Thailand posted negative returns.
  Within the Fund's benchmark, Treasuries, agency fixed-rate bonds, and industrial company bonds returned the most. By credit quality, results were mixed. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 4, 2018, Through August 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/4/2018)
ETF Shares Net Asset Value	1.33%	-0.16%	1.73%
ETF Shares Market Price	1.35%	-0.16%	1.73%
Bloomberg Global Aggregate Float Adjusted Composite Index	1.44%	-0.12%	1.80%
Bloomberg Global Aggregate Float Adjusted Index	1.08%	-1.32%	1.01%
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,891
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of August 31, 2026)
Vanguard Total Bond Market ETF	51.1%
Vanguard Total International Bond ETF	48.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3061

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch and John Murphy, each a member of the Registrant's Audit and Risk Committee, are Audit Committee Financial Experts and are independent.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
(a) Audit Fees.	$633,000	$522,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$633,000	$522,000

(e)            (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$6,245,863	$3,710,837
Tax Fees.	$1,966,783	$1,775,524
All Other Fees.	$0	$50,000
Total.	$8,235,950	$5,536,360

(h)            For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, John Murphy, and Barbara Venneman.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2026
Vanguard Short-Term Corporate Bond Index Fund

Contents

Short-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
	United States Treasury Note/Bond	4.250%	7/31/2028	28,066	28,021
	United States Treasury Note/Bond	4.375%	8/31/2031	392,627	390,510
Total U.S. Government and Agency Obligations (Cost $418,557)					418,531
Corporate Bonds (97.7%)
Communications (5.0%)
	Airbnb Inc.	4.400%	3/16/2029	13,467	13,351
	Airbnb Inc.	4.650%	3/16/2031	17,788	17,539
	Alphabet Inc.	4.500%	8/10/2028	15,475	15,480
	Alphabet Inc.	3.875%	11/15/2028	14,764	14,571
	Alphabet Inc.	3.700%	2/15/2029	40,474	39,620
	Alphabet Inc.	4.625%	8/10/2029	34,281	34,180
	Alphabet Inc.	4.000%	5/15/2030	33,811	32,907
	Alphabet Inc.	1.100%	8/15/2030	2,470	2,147
	Alphabet Inc.	4.100%	11/15/2030	62,586	60,687
	Alphabet Inc.	4.100%	2/15/2031	54,092	52,298
	Alphabet Inc.	4.875%	8/15/2031	60,014	59,586
	America Movil SAB de CV	3.625%	4/22/2029	15,440	14,889
	America Movil SAB de CV	2.875%	5/7/2030	19,256	17,784
	AppLovin Corp.	5.125%	12/1/2029	34,094	34,149
	AT&T Inc.	1.650%	2/1/2028	60,233	57,750
[1]	AT&T Inc.	4.100%	2/15/2028	12,016	11,918
	AT&T Inc.	4.350%	3/1/2029	53,417	52,828
[1]	AT&T Inc.	4.300%	2/15/2030	47,343	46,329
	AT&T Inc.	4.700%	8/15/2030	25,477	25,190
	AT&T Inc.	4.400%	4/30/2031	23,160	22,525
	AT&T Inc.	2.750%	6/1/2031	51,301	46,250
	Baidu Inc.	4.375%	3/29/2028	5,377	5,349
	Baidu Inc.	3.425%	4/7/2030	3,704	3,535
	Baidu Inc.	2.375%	10/9/2030	5,000	4,548
	Booking Holdings Inc.	3.550%	3/15/2028	4,680	4,607
	British Telecommunications Ltd.	5.125%	12/4/2028	1,306	1,312
	British Telecommunications Ltd.	9.625%	12/15/2030	43,577	50,833
	Charter Communications Operating LLC	3.750%	2/15/2028	37,644	36,898
	Charter Communications Operating LLC	4.200%	3/15/2028	6,336	6,244
	Charter Communications Operating LLC	2.250%	1/15/2029	34,540	32,060
	Charter Communications Operating LLC	5.050%	3/30/2029	34,660	34,367
	Charter Communications Operating LLC	6.100%	6/1/2029	45,811	46,585
	Charter Communications Operating LLC	2.800%	4/1/2031	16,685	14,628
	Comcast Corp.	3.550%	5/1/2028	763	749
	Comcast Corp.	4.150%	10/15/2028	57,530	56,833
	Comcast Corp.	2.650%	2/1/2030	35,142	32,507
	Comcast Corp.	3.400%	4/1/2030	19,798	18,708
	Comcast Corp.	4.250%	10/15/2030	11,724	11,342
	Comcast Corp.	1.950%	1/15/2031	27,449	24,026
	Comcast Corp.	1.500%	2/15/2031	29,920	25,611
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	54,365	60,218
	Electronic Arts Inc.	1.850%	2/15/2031	12,400	11,660
	Expedia Group Inc.	3.800%	2/15/2028	2,638	2,603
	Expedia Group Inc.	3.250%	2/15/2030	12,119	11,438
	Expedia Group Inc.	2.950%	3/15/2031	5,902	5,368
	Fox Corp.	4.709%	1/25/2029	53,101	52,852
	Koninklijke KPN NV	8.375%	10/1/2030	6,931	7,763
	Meta Platforms Inc.	4.600%	5/15/2028	20,376	20,415
	Meta Platforms Inc.	4.300%	8/15/2029	29,148	28,905
	Meta Platforms Inc.	4.800%	5/15/2030	97	97
	Meta Platforms Inc.	4.200%	11/15/2030	66,564	64,538
	Meta Platforms Inc.	4.550%	5/15/2031	67,012	65,490
	Netflix Inc.	4.875%	4/15/2028	33,711	33,901
1

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Netflix Inc.	5.875%	11/15/2028	41,668	42,740
	Omnicom Group Inc.	4.650%	10/1/2028	18,036	17,954
	Omnicom Group Inc.	4.750%	3/30/2030	12,967	12,818
	Omnicom Group Inc.	2.450%	4/30/2030	1,095	999
	Omnicom Group Inc.	4.200%	6/1/2030	11,543	11,208
	Omnicom Group Inc.	2.400%	3/1/2031	2,886	2,568
	Omnicom Group Inc.	2.600%	8/1/2031	1,000	888
	Orange SA	9.000%	3/1/2031	36,666	42,102
	Rogers Communications Inc.	5.000%	2/15/2029	32,001	31,984
[2]	Space Exploration Technologies Corp.	5.350%	7/15/2031	114,823	112,240
	Sprint Capital Corp.	6.875%	11/15/2028	53,438	55,692
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	16,376	16,425
	Telefonica Europe BV	8.250%	9/15/2030	20,869	23,110
	TELUS Corp.	3.700%	9/15/2027	1,195	1,185
	Tencent Music Entertainment Group	2.000%	9/3/2030	10,075	8,994
	T-Mobile USA Inc.	2.050%	2/15/2028	43,541	41,967
	T-Mobile USA Inc.	4.950%	3/15/2028	4,362	4,379
	T-Mobile USA Inc.	4.800%	7/15/2028	505	506
	T-Mobile USA Inc.	4.850%	1/15/2029	48	48
	T-Mobile USA Inc.	2.625%	2/15/2029	19,270	18,284
	T-Mobile USA Inc.	2.400%	3/15/2029	12,023	11,328
	T-Mobile USA Inc.	3.375%	4/15/2029	37,610	36,252
	T-Mobile USA Inc.	4.200%	10/1/2029	24,924	24,458
	T-Mobile USA Inc.	3.875%	4/15/2030	104,591	100,559
	T-Mobile USA Inc.	2.550%	2/15/2031	36,003	32,317
	T-Mobile USA Inc.	2.875%	2/15/2031	16,500	15,008
	T-Mobile USA Inc.	3.500%	4/15/2031	45,000	41,910
	Uber Technologies Inc.	4.300%	1/15/2030	18,293	17,935
	Uber Technologies Inc.	4.150%	1/15/2031	22,728	21,943
	VeriSign Inc.	5.100%	7/15/2031	13,050	12,946
	Verizon Communications Inc.	4.329%	9/21/2028	539	538
	Verizon Communications Inc.	3.875%	2/8/2029	7,147	7,003
	Verizon Communications Inc.	4.016%	12/3/2029	70,439	68,647
	Verizon Communications Inc.	3.150%	3/22/2030	41,244	38,845
	Verizon Communications Inc.	1.500%	9/18/2030	21,670	18,939
	Verizon Communications Inc.	1.680%	10/30/2030	1,148	1,007
	Verizon Communications Inc.	7.750%	12/1/2030	905	998
	Verizon Communications Inc.	1.750%	1/20/2031	35,204	30,732
	Verizon Communications Inc.	2.550%	3/21/2031	36,182	32,557
	Vodafone Group plc	7.875%	2/15/2030	11,063	12,043
	Vodafone Group plc	4.800%	6/18/2031	17,465	17,160
	Walt Disney Co.	2.200%	1/13/2028	13,804	13,417
	Walt Disney Co.	3.750%	3/14/2029	23,585	23,111
	Walt Disney Co.	2.000%	9/1/2029	9,815	9,101
	Walt Disney Co.	3.800%	3/22/2030	10,356	10,036
	Walt Disney Co.	2.650%	1/13/2031	45,984	42,103
	Walt Disney Co.	4.000%	3/14/2031	33,759	32,626
	Weibo Corp.	3.375%	7/8/2030	13,044	12,139
					2,579,717
Consumer Discretionary (7.5%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	36,333	35,813
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	14,732	14,787
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	17,695	15,817
	Amazon.com Inc.	4.550%	12/1/2027	53,905	54,017
	Amazon.com Inc.	3.850%	3/13/2028	35,658	35,323
	Amazon.com Inc.	1.650%	5/12/2028	51,283	48,897
	Amazon.com Inc.	3.900%	11/20/2028	61,548	60,631
	Amazon.com Inc.	4.000%	3/13/2029	42,445	41,720
	Amazon.com Inc.	3.450%	4/13/2029	12,554	12,181
	Amazon.com Inc.	4.600%	7/9/2029	49,360	49,143
	Amazon.com Inc.	4.650%	12/1/2029	3,695	3,686
	Amazon.com Inc.	1.500%	6/3/2030	27,296	24,157
	Amazon.com Inc.	4.100%	11/20/2030	34,761	33,688
	Amazon.com Inc.	4.250%	3/13/2031	102,197	99,140
	Amazon.com Inc.	2.100%	5/12/2031	34,837	30,665
	Amazon.com Inc.	4.800%	7/9/2031	74,210	73,523
[1]	American Honda Finance Corp.	4.450%	10/22/2027	29,262	29,213
	American Honda Finance Corp.	4.700%	1/12/2028	17,621	17,631
[1]	American Honda Finance Corp.	3.500%	2/15/2028	321	316
2

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	4.550%	3/3/2028	3,278	3,269
[1]	American Honda Finance Corp.	2.000%	3/24/2028	25,739	24,692
[1]	American Honda Finance Corp.	4.550%	4/10/2028	7,677	7,653
[1]	American Honda Finance Corp.	5.125%	7/7/2028	5,056	5,086
	American Honda Finance Corp.	4.250%	9/1/2028	24,956	24,708
	American Honda Finance Corp.	5.650%	11/15/2028	499	508
	American Honda Finance Corp.	4.150%	1/8/2029	14,374	14,166
[1]	American Honda Finance Corp.	2.250%	1/12/2029	458	432
[1]	American Honda Finance Corp.	4.800%	7/6/2029	8,751	8,718
[1]	American Honda Finance Corp.	4.400%	9/5/2029	9,484	9,337
	American Honda Finance Corp.	4.800%	3/5/2030	8,232	8,152
	American Honda Finance Corp.	4.600%	4/17/2030	12,883	12,667
[1]	American Honda Finance Corp.	4.500%	9/4/2030	7,429	7,258
[1]	American Honda Finance Corp.	5.850%	10/4/2030	6,853	7,034
	American Honda Finance Corp.	4.450%	1/8/2031	10,438	10,145
[1]	American Honda Finance Corp.	1.800%	1/13/2031	10,572	9,187
[1]	American Honda Finance Corp.	4.900%	4/10/2031	8,832	8,709
[1]	American Honda Finance Corp.	5.050%	7/8/2031	7,578	7,514
[1]	American Honda Finance Corp.	5.050%	7/10/2031	17,943	17,805
[1]	American Honda Finance Corp.	4.850%	10/23/2031	8,745	8,585
	AutoNation Inc.	3.800%	11/15/2027	1,908	1,885
	AutoNation Inc.	4.450%	1/15/2029	11,813	11,652
	AutoNation Inc.	4.750%	6/1/2030	16,214	15,916
	AutoNation Inc.	2.400%	8/1/2031	10,271	8,963
	AutoZone Inc.	4.500%	2/1/2028	12,105	12,072
	AutoZone Inc.	6.250%	11/1/2028	11,317	11,642
	AutoZone Inc.	3.750%	4/18/2029	10,347	10,071
	AutoZone Inc.	5.100%	7/15/2029	16,084	16,185
	AutoZone Inc.	4.000%	4/15/2030	2,168	2,096
	AutoZone Inc.	5.125%	6/15/2030	7,792	7,818
	AutoZone Inc.	1.650%	1/15/2031	11,362	9,832
	AutoZone Inc.	4.950%	7/15/2031	11,769	11,662
	Best Buy Co. Inc.	4.450%	10/1/2028	9,450	9,390
	Best Buy Co. Inc.	1.950%	10/1/2030	9,453	8,365
	Block Financial LLC	2.500%	7/15/2028	13,084	12,513
	Block Financial LLC	3.875%	8/15/2030	338	319
	Brunswick Corp.	5.850%	3/18/2029	1,586	1,612
	Choice Hotels International Inc.	3.700%	12/1/2029	9,501	9,092
	Choice Hotels International Inc.	3.700%	1/15/2031	8,430	7,874
[1]	Cornell University	4.169%	6/15/2030	15,758	15,453
	Darden Restaurants Inc.	4.550%	10/15/2029	3,003	2,961
	DR Horton Inc.	1.400%	10/15/2027	891	861
	DR Horton Inc.	4.850%	10/15/2030	9,596	9,530
	eBay Inc.	5.950%	11/22/2027	3,911	3,967
	eBay Inc.	4.250%	3/6/2029	4,896	4,829
	eBay Inc.	2.700%	3/11/2030	19,612	18,120
	eBay Inc.	2.600%	5/10/2031	14,671	13,108
	Ferguson Enterprises Inc.	4.800%	8/14/2029	3,850	3,838
	Ford Motor Co.	6.625%	10/1/2028	165	170
	Ford Motor Co.	7.450%	7/16/2031	5,763	6,185
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	18,823	18,566
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	18,843	19,316
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	15,751	15,263
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	31,465	32,252
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	33,826	34,838
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,454	7,029
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	13,024	13,132
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	6,543	6,476
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	16,781	16,634
	Ford Motor Credit Co. LLC	5.431%	8/13/2029	17,900	17,901
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	25,756	25,671
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	18,998	19,173
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	3,221	3,385
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	3,954	4,142
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	14,088	14,083
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	18,705	17,495
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	30,900	31,170
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	2,392	2,359
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	11,865	10,766
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	19,891	20,011
3

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	21,616	20,552
	General Motors Co.	4.200%	10/1/2027	29,697	29,550
	General Motors Co.	6.800%	10/1/2027	8,353	8,515
	General Motors Co.	5.350%	4/15/2028	688	693
	General Motors Co.	5.000%	10/1/2028	65	65
	General Motors Co.	5.400%	10/15/2029	22,219	22,433
	General Motors Co.	5.625%	4/15/2030	17,227	17,497
	General Motors Financial Co. Inc.	3.850%	1/5/2028	3,769	3,723
	General Motors Financial Co. Inc.	6.000%	1/9/2028	450	457
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,249	3,260
	General Motors Financial Co. Inc.	2.400%	4/10/2028	37,281	35,887
	General Motors Financial Co. Inc.	5.800%	6/23/2028	41,229	41,858
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,834	1,744
	General Motors Financial Co. Inc.	4.200%	10/27/2028	7,314	7,217
	General Motors Financial Co. Inc.	5.800%	1/7/2029	33,758	34,382
	General Motors Financial Co. Inc.	4.300%	4/6/2029	4,685	4,607
	General Motors Financial Co. Inc.	4.750%	4/6/2029	22,489	22,362
	General Motors Financial Co. Inc.	5.550%	7/15/2029	39,501	40,058
	General Motors Financial Co. Inc.	4.900%	10/6/2029	28,645	28,556
	General Motors Financial Co. Inc.	5.350%	1/7/2030	29,697	29,890
	General Motors Financial Co. Inc.	5.850%	4/6/2030	1,320	1,350
	General Motors Financial Co. Inc.	3.600%	6/21/2030	22,948	21,721
	General Motors Financial Co. Inc.	5.450%	7/15/2030	23,935	24,173
	General Motors Financial Co. Inc.	2.350%	1/8/2031	25,641	22,760
	General Motors Financial Co. Inc.	4.600%	1/8/2031	33,498	32,682
	General Motors Financial Co. Inc.	5.750%	2/8/2031	8,064	8,220
	General Motors Financial Co. Inc.	2.700%	6/10/2031	22,215	19,791
	General Motors Financial Co. Inc.	5.600%	6/18/2031	33,153	33,549
	General Motors Financial Co. Inc.	5.100%	9/15/2031	20,438	20,229
	General Motors Financial Co. Inc.	3.100%	1/12/2032	21,677	19,401
	Genuine Parts Co.	4.950%	8/15/2029	22,184	22,058
	Genuine Parts Co.	1.875%	11/1/2030	14,934	12,965
	Hasbro Inc.	3.900%	11/19/2029	735	711
	Hasbro Inc.	4.650%	3/12/2031	14,022	13,726
	Home Depot Inc.	2.800%	9/14/2027	23,379	23,025
	Home Depot Inc.	0.900%	3/15/2028	3,779	3,584
	Home Depot Inc.	1.500%	9/15/2028	279	263
	Home Depot Inc.	3.750%	9/15/2028	3,886	3,829
	Home Depot Inc.	3.900%	12/6/2028	22,444	22,158
	Home Depot Inc.	4.900%	4/15/2029	17,648	17,765
	Home Depot Inc.	2.950%	6/15/2029	8,224	7,867
	Home Depot Inc.	4.750%	6/25/2029	24,920	24,990
	Home Depot Inc.	2.700%	4/15/2030	29,539	27,497
	Home Depot Inc.	3.950%	9/15/2030	1,383	1,342
	Home Depot Inc.	1.375%	3/15/2031	20,158	17,307
	Home Depot Inc.	4.850%	6/25/2031	17,486	17,476
	Home Depot Inc.	1.875%	9/15/2031	14,375	12,456
	Honda Motor Co. Ltd.	4.436%	7/8/2028	26,308	26,143
	Honda Motor Co. Ltd.	4.688%	7/8/2030	13,348	13,160
	Hyatt Hotels Corp.	5.050%	3/30/2028	2,594	2,601
	Hyatt Hotels Corp.	4.375%	9/15/2028	962	953
	Hyatt Hotels Corp.	5.250%	6/30/2029	6,403	6,445
	Hyatt Hotels Corp.	5.750%	4/23/2030	14,473	14,732
	Hyatt Hotels Corp.	5.375%	12/15/2031	9,072	9,087
	JD.com Inc.	3.375%	1/14/2030	11,773	11,281
	Las Vegas Sands Corp.	5.625%	6/15/2028	7,192	7,255
	Las Vegas Sands Corp.	3.900%	8/8/2029	1,874	1,806
	Las Vegas Sands Corp.	6.000%	8/15/2029	2,181	2,224
	Las Vegas Sands Corp.	6.000%	6/14/2030	6,679	6,805
	Las Vegas Sands Corp.	5.300%	5/15/2031	5,283	5,218
	Lear Corp.	3.800%	9/15/2027	672	666
	Lear Corp.	4.250%	5/15/2029	5,064	4,959
	Lear Corp.	3.500%	5/30/2030	12,280	11,574
	Leggett & Platt Inc.	3.500%	11/15/2027	2,844	2,785
	Leggett & Platt Inc.	4.400%	3/15/2029	24,455	23,627
[1]	Leland Stanford Junior University	4.146%	8/1/2030	2,816	2,767
	Lennar Corp.	4.750%	11/29/2027	248	248
	Lennar Corp.	5.200%	7/30/2030	31,350	31,428
	Lowe's Cos. Inc.	3.950%	10/15/2027	27,739	27,556
	Lowe's Cos. Inc.	1.300%	4/15/2028	28,553	27,071
4

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	1.700%	9/15/2028	22,071	20,786
	Lowe's Cos. Inc.	4.000%	10/15/2028	21,619	21,296
	Lowe's Cos. Inc.	3.650%	4/5/2029	8,097	7,872
	Lowe's Cos. Inc.	4.500%	4/15/2030	28,618	28,224
	Lowe's Cos. Inc.	1.700%	10/15/2030	20,691	18,156
	Lowe's Cos. Inc.	4.250%	3/15/2031	28,119	27,220
	Lowe's Cos. Inc.	2.625%	4/1/2031	21,398	19,306
	Magna International Inc.	5.050%	3/14/2029	788	792
	Magna International Inc.	2.450%	6/15/2030	12,231	11,135
	Marriott International Inc.	5.000%	10/15/2027	21,989	22,075
[1]	Marriott International Inc.	4.000%	4/15/2028	10,607	10,496
	Marriott International Inc.	5.550%	10/15/2028	22,767	23,111
[1]	Marriott International Inc.	4.650%	12/1/2028	3,622	3,619
	Marriott International Inc.	4.900%	4/15/2029	18,722	18,746
	Marriott International Inc.	4.875%	5/15/2029	22,770	22,766
[1]	Marriott International Inc.	4.625%	6/15/2030	25,303	24,959
	Marriott International Inc.	4.500%	10/15/2031	11,393	11,084
	Masco Corp.	3.500%	11/15/2027	3,164	3,119
	Masco Corp.	1.500%	2/15/2028	4,650	4,444
	Masco Corp.	2.000%	2/15/2031	17,171	14,949
	Mattel Inc.	5.000%	11/17/2030	7,485	7,396
[1]	McDonald's Corp.	3.800%	4/1/2028	31,099	30,720
	McDonald's Corp.	4.800%	8/14/2028	10,214	10,247
[1]	McDonald's Corp.	5.000%	5/17/2029	20,801	20,956
[1]	McDonald's Corp.	2.625%	9/1/2029	8,798	8,287
[1]	McDonald's Corp.	2.125%	3/1/2030	10,630	9,707
	McDonald's Corp.	4.600%	5/15/2030	15,092	14,998
[1]	McDonald's Corp.	3.600%	7/1/2030	12,166	11,659
	McDonald's Corp.	4.400%	2/12/2031	11,108	10,915
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	39,932	45,034
	Mohawk Industries Inc.	5.850%	9/18/2028	10,196	10,395
	Mohawk Industries Inc.	3.625%	5/15/2030	12,668	12,059
	NIKE Inc.	2.850%	3/27/2030	28,657	26,825
	NVR Inc.	3.000%	5/15/2030	20,395	18,974
	O'Reilly Automotive Inc.	3.600%	9/1/2027	18,201	18,038
	O'Reilly Automotive Inc.	4.350%	6/1/2028	1,399	1,389
	O'Reilly Automotive Inc.	3.900%	6/1/2029	26,122	25,502
	O'Reilly Automotive Inc.	4.800%	8/14/2029	7,350	7,332
	O'Reilly Automotive Inc.	4.200%	4/1/2030	15,395	14,980
	O'Reilly Automotive Inc.	1.750%	3/15/2031	3,050	2,641
	O'Reilly Automotive Inc.	5.050%	8/14/2031	9,950	9,910
	Owens Corning	3.950%	8/15/2029	4,912	4,789
	Owens Corning	3.500%	2/15/2030	1,260	1,199
	Owens Corning	3.875%	6/1/2030	6,100	5,858
	Polaris Inc.	6.950%	3/15/2029	6,316	6,567
	Polaris Inc.	5.600%	3/1/2031	6,608	6,547
	President & Fellows of Harvard College	4.887%	3/15/2030	7,632	7,675
	PulteGroup Inc.	4.250%	3/1/2031	8,640	8,338
	PVH Corp.	5.500%	6/13/2030	9,696	9,711
	Ralph Lauren Corp.	2.950%	6/15/2030	17,321	16,103
	Ross Stores Inc.	1.875%	4/15/2031	12,731	11,111
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	4,456	4,589
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	1,417	1,395
	Sands China Ltd.	5.400%	8/8/2028	31,416	31,613
	Sands China Ltd.	2.850%	3/8/2029	10,686	10,120
	Sands China Ltd.	4.375%	6/18/2030	12,815	12,398
	Sekisui House US Inc.	3.850%	1/15/2030	7,604	7,192
	Stanley Black & Decker Inc.	6.000%	3/6/2028	5,442	5,532
	Stanley Black & Decker Inc.	4.250%	11/15/2028	17,338	17,149
	Stanley Black & Decker Inc.	2.300%	3/15/2030	803	731
	Starbucks Corp.	3.500%	3/1/2028	16,411	16,142
	Starbucks Corp.	4.500%	5/15/2028	13,315	13,279
	Starbucks Corp.	4.000%	11/15/2028	21,643	21,318
	Starbucks Corp.	3.550%	8/15/2029	7,596	7,344
	Starbucks Corp.	2.250%	3/12/2030	16,225	14,815
	Starbucks Corp.	2.550%	11/15/2030	35,490	32,242
	Starbucks Corp.	4.900%	2/15/2031	14,155	14,141
	Tapestry Inc.	5.100%	3/11/2030	14,358	14,344
	TJX Cos. Inc.	1.150%	5/15/2028	822	776
	TJX Cos. Inc.	3.875%	4/15/2030	20,192	19,520
5

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toll Brothers Finance Corp.	4.350%	2/15/2028	8,464	8,420
	Toll Brothers Finance Corp.	3.800%	11/1/2029	5,967	5,744
	Toyota Motor Corp.	5.118%	7/13/2028	4,336	4,381
	Toyota Motor Corp.	3.669%	7/20/2028	1,055	1,040
	Toyota Motor Corp.	4.450%	6/30/2030	15,954	15,752
	Toyota Motor Corp.	2.362%	3/25/2031	376	338
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	36,037	36,090
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	8,385	8,381
	Toyota Motor Credit Corp.	5.450%	11/10/2027	21,408	21,659
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	1,566	1,537
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	13,667	13,537
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	25,136	24,142
[1]	Toyota Motor Credit Corp.	4.250%	5/12/2028	16,286	16,220
	Toyota Motor Credit Corp.	4.050%	9/5/2028	23,393	23,154
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	327	331
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	12,183	12,002
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	117	116
[1]	Toyota Motor Credit Corp.	4.500%	7/9/2029	9,870	9,807
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,902	17,806
	Toyota Motor Credit Corp.	4.950%	1/9/2030	23,060	23,139
[1]	Toyota Motor Credit Corp.	2.150%	2/13/2030	5,878	5,374
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	25,918	24,639
	Toyota Motor Credit Corp.	4.800%	5/15/2030	28,221	28,137
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	10,292	10,176
	Toyota Motor Credit Corp.	5.550%	11/20/2030	7,170	7,346
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	18,814	16,414
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	23,262	22,619
	Toyota Motor Credit Corp.	5.100%	3/21/2031	24,122	24,244
[1]	Toyota Motor Credit Corp.	4.550%	5/14/2031	23,034	22,606
	Toyota Motor Credit Corp.	1.900%	9/12/2031	9,407	8,121
[1]	Toyota Motor Credit Corp.	4.600%	10/10/2031	11,384	11,194
	Tractor Supply Co.	1.750%	11/1/2030	23,854	20,834
	Trustees of Dartmouth College	4.273%	6/1/2030	7,500	7,405
	Trustees of Princeton University	4.647%	7/1/2030	3,685	3,689
[1]	Yale University	1.482%	4/15/2030	3,153	2,824
					3,894,083
Consumer Staples (4.9%)
	Ahold Finance USA LLC	6.875%	5/1/2029	8,924	9,362
	Altria Group Inc.	4.875%	2/4/2028	15,141	15,188
	Altria Group Inc.	6.200%	11/1/2028	11,858	12,193
	Altria Group Inc.	4.800%	2/14/2029	16,303	16,299
	Altria Group Inc.	3.400%	5/6/2030	1,745	1,653
	Altria Group Inc.	4.500%	8/6/2030	12,120	11,922
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	52,653	52,708
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	39,897	38,119
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/2031	100	100
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	8,613	8,155
	Avery Dennison Corp.	4.875%	12/6/2028	12,682	12,710
	Avery Dennison Corp.	2.650%	4/30/2030	13,661	12,597
	BAT Capital Corp.	2.259%	3/25/2028	37,665	36,276
	BAT Capital Corp.	3.462%	9/6/2029	24,274	23,327
	BAT Capital Corp.	4.906%	4/2/2030	22,421	22,340
	BAT Capital Corp.	6.343%	8/2/2030	18,411	19,231
	BAT Capital Corp.	5.834%	2/20/2031	6,147	6,315
	BAT Capital Corp.	2.726%	3/25/2031	32,149	29,058
	BAT International Finance plc	4.448%	3/16/2028	27,040	26,937
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	198
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	2,889	2,868
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	32,681	32,077
	Bunge Ltd. Finance Corp.	4.550%	8/4/2030	9,363	9,195
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	9,084	8,373
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	18,165	16,406
	Bunge Ltd. Finance Corp.	5.000%	8/19/2031	3,600	3,577
	Campbell's Co.	4.150%	3/15/2028	19,406	19,201
	Campbell's Co.	5.200%	3/21/2029	23,177	23,258
	Campbell's Co.	2.375%	4/24/2030	3,210	2,900
	Campbell's Co.	4.550%	3/21/2031	8,700	8,399
	Clorox Co.	3.100%	10/1/2027	7,269	7,163
	Clorox Co.	4.400%	5/1/2029	17,050	16,841
6

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clorox Co.	1.800%	5/15/2030	5,434	4,847
	Clorox Co.	4.700%	5/15/2031	13,840	13,569
	Coca-Cola Co.	1.500%	3/5/2028	544	521
	Coca-Cola Co.	1.000%	3/15/2028	23,857	22,656
	Coca-Cola Co.	2.125%	9/6/2029	18,636	17,375
	Coca-Cola Co.	3.450%	3/25/2030	387	373
	Coca-Cola Co.	1.650%	6/1/2030	23,398	20,981
	Coca-Cola Co.	2.000%	3/5/2031	20,284	18,057
	Coca-Cola Co.	1.375%	3/15/2031	27,224	23,562
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	13,550	13,704
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	24,632	22,873
	Colgate-Palmolive Co.	4.600%	3/1/2028	928	932
	Colgate-Palmolive Co.	4.200%	5/1/2030	10,143	10,033
	Conagra Brands Inc.	1.375%	11/1/2027	27,599	26,532
	Conagra Brands Inc.	4.850%	11/1/2028	22,149	22,055
	Conagra Brands Inc.	5.000%	8/1/2030	17,163	16,945
	Conagra Brands Inc.	5.400%	8/1/2031	3,200	3,190
	Constellation Brands Inc.	3.600%	2/15/2028	2,137	2,104
	Constellation Brands Inc.	4.650%	11/15/2028	14,372	14,319
	Constellation Brands Inc.	4.800%	1/15/2029	556	555
	Constellation Brands Inc.	3.150%	8/1/2029	19,838	18,898
	Constellation Brands Inc.	2.875%	5/1/2030	2,471	2,293
	Constellation Brands Inc.	4.800%	5/1/2030	1,813	1,798
	Constellation Brands Inc.	4.850%	5/6/2031	8,775	8,666
	Constellation Brands Inc.	2.250%	8/1/2031	25,500	22,279
	Costco Wholesale Corp.	1.600%	4/20/2030	12,291	11,039
	Diageo Capital plc	5.300%	10/24/2027	24,759	24,977
	Diageo Capital plc	3.875%	5/18/2028	1,150	1,136
	Diageo Capital plc	2.375%	10/24/2029	28,865	26,825
	Diageo Capital plc	2.000%	4/29/2030	6,549	5,908
	Diageo Investment Corp.	5.125%	8/15/2030	26,299	26,404
	Dollar General Corp.	4.125%	5/1/2028	17,685	17,506
	Dollar General Corp.	5.200%	7/5/2028	11,921	12,004
	Dollar General Corp.	3.500%	4/3/2030	10,159	9,615
	Dollar Tree Inc.	4.200%	5/15/2028	21,004	20,796
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	10,535	10,486
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	5,341	4,941
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	2,930	2,708
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	12,168	10,654
	General Mills Inc.	4.200%	4/17/2028	35,822	35,526
	General Mills Inc.	5.500%	10/17/2028	13,891	14,099
	General Mills Inc.	4.875%	1/30/2030	12,432	12,390
	General Mills Inc.	2.875%	4/15/2030	4,984	4,634
	Haleon US Capital LLC	3.375%	3/24/2029	29,528	28,507
	Haleon US Capital LLC	4.625%	8/21/2029	4,900	4,876
	Haleon US Capital LLC	4.875%	8/21/2031	7,575	7,530
	Hershey Co.	4.550%	2/24/2028	8,380	8,392
	Hershey Co.	4.250%	5/4/2028	11,658	11,602
	Hershey Co.	4.750%	2/24/2030	17,187	17,180
	Hershey Co.	1.700%	6/1/2030	3,266	2,914
	Hormel Foods Corp.	1.700%	6/3/2028	6,655	6,332
	Hormel Foods Corp.	1.800%	6/11/2030	19,353	17,298
	Ingredion Inc.	2.900%	6/1/2030	10,758	9,999
	J M Smucker Co.	3.375%	12/15/2027	24,634	24,262
	J M Smucker Co.	5.900%	11/15/2028	16,743	17,139
	J M Smucker Co.	2.375%	3/15/2030	3,702	3,395
	JBS NV	3.000%	2/2/2029	3,425	3,275
	JBS NV	3.750%	12/1/2031	5,000	4,642
	Kellanova	4.300%	5/15/2028	8,373	8,326
	Kellanova	2.100%	6/1/2030	8,565	7,748
[1]	Kellanova	7.450%	4/1/2031	8,117	8,905
	Kenvue Inc.	5.050%	3/22/2028	24,194	24,350
	Kenvue Inc.	5.000%	3/22/2030	20,861	20,934
	Keurig Dr Pepper Inc.	4.350%	5/15/2028	1,148	1,139
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	22,586	22,511
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	29,059	29,105
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	7,118	6,947
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	11,646	10,878
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	22,226	21,808
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	6,523	5,753
7

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	7,575	7,559
	Kimberly-Clark Corp.	3.950%	11/1/2028	512	505
	Kimberly-Clark Corp.	3.200%	4/25/2029	11,250	10,822
	Kimberly-Clark Corp.	3.100%	3/26/2030	21,164	19,964
	Kraft Heinz Foods Co.	4.625%	1/30/2029	131	131
	Kraft Heinz Foods Co.	3.750%	4/1/2030	14,167	13,566
	Kraft Heinz Foods Co.	4.250%	3/1/2031	8,740	8,441
	Kroger Co.	4.500%	1/15/2029	10,408	10,348
	Kroger Co.	2.200%	5/1/2030	9,760	8,860
	Kroger Co.	1.700%	1/15/2031	9,750	8,486
	Kroger Co.	7.500%	4/1/2031	3,365	3,700
[2]	Maple Parent Holdings Corp.	4.750%	3/26/2029	843	836
[2]	Maple Parent Holdings Corp.	5.050%	3/26/2031	1,105	1,089
	McCormick & Co. Inc.	4.150%	2/15/2029	3,979	3,916
	McCormick & Co. Inc.	1.850%	2/15/2031	8,850	7,728
	Molson Coors Beverage Co.	4.900%	7/8/2031	10,036	9,903
	Mondelez International Inc.	4.250%	5/6/2028	16,481	16,368
	Mondelez International Inc.	4.125%	5/7/2028	7,218	7,151
	Mondelez International Inc.	4.750%	2/20/2029	7,737	7,736
	Mondelez International Inc.	2.750%	4/13/2030	13,202	12,250
	Mondelez International Inc.	4.500%	5/6/2030	15,580	15,334
	Mondelez International Inc.	1.500%	2/4/2031	5,050	4,361
	PepsiCo Inc.	3.000%	10/15/2027	27,552	27,164
	PepsiCo Inc.	4.450%	2/7/2028	4,342	4,342
	PepsiCo Inc.	3.600%	2/18/2028	20,915	20,668
	PepsiCo Inc.	4.450%	5/15/2028	16,216	16,212
	PepsiCo Inc.	4.100%	1/15/2029	27,239	26,982
	PepsiCo Inc.	7.000%	3/1/2029	67	71
	PepsiCo Inc.	4.500%	7/17/2029	63	63
	PepsiCo Inc.	2.625%	7/29/2029	20,041	18,993
	PepsiCo Inc.	2.750%	3/19/2030	45,457	42,521
	PepsiCo Inc.	1.625%	5/1/2030	22,696	20,334
	PepsiCo Inc.	4.300%	7/23/2030	12,876	12,735
	PepsiCo Inc.	1.400%	2/25/2031	3,028	2,614
	Philip Morris International Inc.	4.375%	11/1/2027	23,481	23,431
	Philip Morris International Inc.	5.125%	11/17/2027	7,421	7,469
	Philip Morris International Inc.	4.875%	2/15/2028	47,361	47,537
	Philip Morris International Inc.	3.125%	3/2/2028	804	787
	Philip Morris International Inc.	4.125%	4/28/2028	24,924	24,727
	Philip Morris International Inc.	5.250%	9/7/2028	5,707	5,769
	Philip Morris International Inc.	3.875%	10/27/2028	1,228	1,208
	Philip Morris International Inc.	4.875%	2/13/2029	24,256	24,354
	Philip Morris International Inc.	4.125%	4/27/2029	3,008	2,962
	Philip Morris International Inc.	3.375%	8/15/2029	595	573
	Philip Morris International Inc.	4.625%	11/1/2029	20,935	20,821
	Philip Morris International Inc.	5.625%	11/17/2029	39,371	40,240
	Philip Morris International Inc.	5.125%	2/15/2030	27,681	27,857
	Philip Morris International Inc.	4.375%	4/30/2030	26,934	26,424
	Philip Morris International Inc.	2.100%	5/1/2030	7,949	7,201
	Philip Morris International Inc.	5.500%	9/7/2030	15,360	15,653
	Philip Morris International Inc.	4.000%	10/29/2030	15,189	14,675
	Philip Morris International Inc.	1.750%	11/1/2030	25,484	22,424
	Philip Morris International Inc.	5.125%	2/13/2031	25,234	25,351
	Pilgrim's Pride Corp.	4.250%	4/15/2031	16,000	15,256
	Procter & Gamble Co.	3.950%	1/26/2028	4,625	4,600
	Procter & Gamble Co.	4.350%	1/29/2029	24,296	24,269
	Procter & Gamble Co.	3.000%	3/25/2030	28,075	26,566
	Procter & Gamble Co.	4.050%	5/1/2030	31,895	31,315
	Procter & Gamble Co.	1.200%	10/29/2030	7,086	6,158
	Sysco Corp.	5.750%	1/17/2029	23,447	23,896
	Sysco Corp.	2.400%	2/15/2030	2,629	2,406
	Sysco Corp.	5.100%	9/23/2030	20,003	19,966
	Sysco Corp.	4.400%	7/25/2031	5,578	5,374
	Target Corp.	4.350%	6/15/2028	13,597	13,560
	Target Corp.	3.375%	4/15/2029	26,670	25,889
	Target Corp.	2.350%	2/15/2030	5,461	5,039
	Target Corp.	2.650%	9/15/2030	2,958	2,719
	Tyson Foods Inc.	4.350%	3/1/2029	21,052	20,811
	Tyson Foods Inc.	5.100%	8/24/2031	7,600	7,569
	Unilever Capital Corp.	3.500%	3/22/2028	25,370	24,992
8

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	4.875%	9/8/2028	22,109	22,237
	Unilever Capital Corp.	2.125%	9/6/2029	17,202	15,988
	Unilever Capital Corp.	1.375%	9/14/2030	635	557
	Walmart Inc.	3.900%	4/15/2028	23,248	23,068
	Walmart Inc.	3.700%	6/26/2028	2,209	2,182
	Walmart Inc.	1.500%	9/22/2028	31,043	29,281
	Walmart Inc.	4.000%	4/30/2029	5,654	5,582
	Walmart Inc.	3.250%	7/8/2029	550	532
	Walmart Inc.	2.375%	9/24/2029	1,418	1,332
	Walmart Inc.	7.550%	2/15/2030	4,822	5,276
	Walmart Inc.	4.000%	4/15/2030	8,394	8,227
	Walmart Inc.	4.350%	4/28/2030	1,400	1,388
	Walmart Inc.	4.150%	4/30/2031	18,469	18,054
	Walmart Inc.	1.800%	9/22/2031	22,430	19,556
					2,526,319
Energy (5.2%)
[1]	APA Corp.	4.250%	1/15/2030	10,327	10,076
	Baker Hughes Holdings LLC	3.337%	12/15/2027	31,811	31,352
	Baker Hughes Holdings LLC	4.050%	3/11/2029	10,497	10,317
	Baker Hughes Holdings LLC	3.138%	11/7/2029	19,161	18,204
	Baker Hughes Holdings LLC	4.486%	5/1/2030	150	148
	Boardwalk Pipelines LP	4.800%	5/3/2029	8,039	8,017
	Boardwalk Pipelines LP	3.400%	2/15/2031	595	551
	BP Capital Markets America Inc.	5.017%	11/17/2027	38,683	38,920
	BP Capital Markets America Inc.	3.937%	9/21/2028	24,923	24,573
	BP Capital Markets America Inc.	4.234%	11/6/2028	42,692	42,326
	BP Capital Markets America Inc.	4.699%	4/10/2029	81	81
	BP Capital Markets America Inc.	4.970%	10/17/2029	24,466	24,631
	BP Capital Markets America Inc.	4.868%	11/25/2029	25,203	25,290
	BP Capital Markets America Inc.	3.633%	4/6/2030	40,291	38,726
	BP Capital Markets America Inc.	1.749%	8/10/2030	1,123	999
	BP Capital Markets plc	3.279%	9/19/2027	186	184
	BP Capital Markets plc	3.723%	11/28/2028	18,771	18,400
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	20,495	20,536
	Cenovus Energy Inc.	4.650%	3/20/2031	2,865	2,807
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	37,665	36,307
	Cheniere Energy Inc.	4.625%	10/15/2028	22,463	22,342
	Cheniere Energy Partners LP	4.500%	10/1/2029	47,300	46,733
	Cheniere Energy Partners LP	4.000%	3/1/2031	11,140	10,620
	Chevron Corp.	2.236%	5/11/2030	7,796	7,135
	Chevron USA Inc.	3.850%	1/15/2028	21,884	21,731
	Chevron USA Inc.	4.475%	2/26/2028	10,737	10,747
	Chevron USA Inc.	4.050%	8/13/2028	26,713	26,522
	Chevron USA Inc.	4.687%	4/15/2030	33,050	33,025
	Chevron USA Inc.	4.300%	10/15/2030	25,689	25,319
	ConocoPhillips Co.	6.950%	4/15/2029	4,599	4,846
	ConocoPhillips Co.	4.700%	1/15/2030	28,325	28,213
	Continental Resources Inc.	4.375%	1/15/2028	20,546	20,396
	DCP Midstream Operating LP	5.125%	5/15/2029	14,501	14,575
	Diamondback Energy Inc.	3.500%	12/1/2029	28,936	27,739
	Diamondback Energy Inc.	5.150%	1/30/2030	31,305	31,540
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	3,787	3,578
	Enbridge Inc.	6.000%	11/15/2028	635	651
	Enbridge Inc.	4.200%	11/20/2028	636	629
	Enbridge Inc.	5.300%	4/5/2029	14,855	15,013
	Enbridge Inc.	3.125%	11/15/2029	26,896	25,492
	Enbridge Inc.	4.900%	6/20/2030	25,091	25,007
	Enbridge Inc.	6.200%	11/15/2030	437	455
	Enbridge Inc.	4.500%	2/15/2031	7,299	7,118
	Enbridge Inc.	4.850%	3/27/2031	25,020	24,731
	Enbridge Inc.	7.375%	3/15/2055	9,643	10,051
	Energy Transfer LP	4.000%	10/1/2027	404	401
	Energy Transfer LP	5.550%	2/15/2028	30,281	30,616
	Energy Transfer LP	4.950%	5/15/2028	23,167	23,227
	Energy Transfer LP	4.950%	6/15/2028	27,134	27,211
	Energy Transfer LP	6.100%	12/1/2028	595	611
	Energy Transfer LP	5.250%	4/15/2029	44,889	45,276
	Energy Transfer LP	5.250%	7/1/2029	27,882	28,159
	Energy Transfer LP	4.150%	9/15/2029	778	761
9

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.200%	4/1/2030	7,566	7,614
	Energy Transfer LP	3.750%	5/15/2030	18,646	17,823
	Energy Transfer LP	6.400%	12/1/2030	4,372	4,580
	Energy Transfer LP	4.550%	1/15/2031	31,913	31,189
	Eni USA Inc.	7.300%	11/15/2027	600	618
	Enterprise Products Operating LLC	4.300%	6/20/2028	9,577	9,532
	Enterprise Products Operating LLC	4.150%	10/16/2028	19,514	19,322
	Enterprise Products Operating LLC	3.125%	7/31/2029	37,226	35,623
	Enterprise Products Operating LLC	2.800%	1/31/2030	35,451	33,189
	Enterprise Products Operating LLC	4.600%	1/15/2031	32,408	31,970
[1]	Enterprise Products Operating LLC	5.375%	2/15/2078	13,817	13,782
	EOG Resources Inc.	4.400%	7/15/2028	8,155	8,125
	EOG Resources Inc.	4.375%	4/15/2030	15,387	15,139
	EOG Resources Inc.	4.400%	1/15/2031	25,049	24,487
	EQT Corp.	3.900%	10/1/2027	11,562	11,461
	EQT Corp.	5.000%	1/15/2029	1,445	1,446
	EQT Corp.	7.000%	2/1/2030	380	401
	EQT Corp.	7.500%	6/1/2030	22,061	23,593
	EQT Corp.	4.750%	1/15/2031	7,820	7,689
	Expand Energy Corp.	5.375%	2/1/2029	13,057	13,058
	Expand Energy Corp.	5.375%	3/15/2030	17,300	17,356
	Exxon Mobil Corp.	2.440%	8/16/2029	11,241	10,607
	Exxon Mobil Corp.	3.482%	3/19/2030	53,533	51,509
	Exxon Mobil Corp.	2.610%	10/15/2030	18,267	16,846
	Halliburton Co.	2.920%	3/1/2030	20,963	19,581
	Helmerich & Payne Inc.	4.650%	12/1/2027	3,400	3,395
	Helmerich & Payne Inc.	4.850%	12/1/2029	7,455	7,411
	Hess Corp.	7.875%	10/1/2029	4,453	4,847
	HF Sinclair Corp.	5.000%	2/1/2028	11,181	11,150
	HF Sinclair Corp.	4.500%	10/1/2030	5,490	5,343
	HF Sinclair Corp.	5.750%	1/15/2031	1,227	1,248
	Kinder Morgan Inc.	4.300%	3/1/2028	40,132	39,978
	Kinder Morgan Inc.	5.000%	2/1/2029	19,733	19,839
	Kinder Morgan Inc.	5.100%	8/1/2029	14,730	14,850
	Kinder Morgan Inc.	5.150%	6/1/2030	26,956	27,166
	Kinder Morgan Inc.	2.000%	2/15/2031	1,650	1,450
	Marathon Petroleum Corp.	3.800%	4/1/2028	165	163
	Marathon Petroleum Corp.	5.150%	3/1/2030	35,485	35,708
	MPLX LP	4.250%	12/1/2027	17,011	16,930
	MPLX LP	4.000%	3/15/2028	7,956	7,865
	MPLX LP	4.800%	2/15/2029	17,274	17,249
	MPLX LP	4.700%	11/1/2029	8,999	8,934
	MPLX LP	2.650%	8/15/2030	32,446	29,647
	MPLX LP	4.800%	2/15/2031	25,146	24,761
	NOV Inc.	3.600%	12/1/2029	12,785	12,266
	Occidental Petroleum Corp.	8.875%	7/15/2030	2,124	2,368
	Occidental Petroleum Corp.	6.625%	9/1/2030	37,379	39,188
	Occidental Petroleum Corp.	7.500%	5/1/2031	11,910	13,029
	ONEOK Inc.	4.250%	9/24/2027	6,154	6,137
	ONEOK Inc.	4.550%	7/15/2028	2,218	2,209
	ONEOK Inc.	5.650%	11/1/2028	14,777	15,021
	ONEOK Inc.	4.350%	3/15/2029	16,057	15,841
	ONEOK Inc.	5.375%	6/1/2029	21,413	21,621
	ONEOK Inc.	3.400%	9/1/2029	295	283
	ONEOK Inc.	4.400%	10/15/2029	28,187	27,785
	ONEOK Inc.	3.100%	3/15/2030	1,147	1,075
	ONEOK Inc.	3.250%	6/1/2030	10,453	9,797
	ONEOK Inc.	5.800%	11/1/2030	60	61
	ONEOK Inc.	6.350%	1/15/2031	18,082	18,869
	ONEOK Inc.	4.750%	10/15/2031	2,000	1,958
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	829	828
	Phillips 66	3.900%	3/15/2028	21,913	21,727
	Phillips 66	2.150%	12/15/2030	17,438	15,681
	Phillips 66 Co.	4.950%	12/1/2027	25,418	25,529
	Phillips 66 Co.	3.750%	3/1/2028	3,266	3,232
	Phillips 66 Co.	3.150%	12/15/2029	2,511	2,388
	Phillips 66 Co.	5.250%	6/15/2031	2,500	2,540
[1]	Phillips 66 Co.	5.875%	3/15/2056	14,825	14,655
	Pioneer Natural Resources Co.	1.900%	8/15/2030	8,868	7,919
	Pioneer Natural Resources Co.	2.150%	1/15/2031	33,394	29,748
10

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plains All American Pipeline LP	3.550%	12/15/2029	21,172	20,298
	Plains All American Pipeline LP	3.800%	9/15/2030	3,748	3,573
	Plains All American Pipeline LP	4.700%	1/15/2031	31,229	30,665
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	21,536	21,393
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	55,097	54,173
	Schlumberger Investment SA	2.650%	6/26/2030	765	705
	Schlumberger Investment SA	4.550%	5/7/2031	9,194	9,019
[1]	Shell Finance US Inc.	3.875%	11/13/2028	32,959	32,477
[1]	Shell Finance US Inc.	2.375%	11/7/2029	25,586	23,868
[1]	Shell Finance US Inc.	2.750%	4/6/2030	31,980	29,831
	Shell Finance US Inc.	4.125%	11/6/2030	6,005	5,853
	Shell International Finance BV	2.375%	11/7/2029	2,226	2,075
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	475	476
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	11,833	11,775
	Targa Resources Corp.	4.350%	1/15/2029	13,603	13,472
	Targa Resources Corp.	6.150%	3/1/2029	3,175	3,265
	Targa Resources Corp.	4.900%	9/15/2030	22,954	22,778
	Targa Resources Corp.	4.350%	4/15/2031	20,115	19,473
	Targa Resources Partners LP	5.500%	3/1/2030	15,790	15,892
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	50	52
	TotalEnergies Capital International SA	3.455%	2/19/2029	35,641	34,691
	TotalEnergies Capital International SA	2.829%	1/10/2030	41,211	38,758
	TotalEnergies Capital SA	3.883%	10/11/2028	2,820	2,786
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	38,696	37,657
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	42,152	41,839
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	11,310	10,957
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	13,857	14,161
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,911	1,894
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	6,839	6,452
	Valero Energy Corp.	2.150%	9/15/2027	6,185	6,040
	Valero Energy Corp.	4.350%	6/1/2028	5,622	5,596
	Valero Energy Corp.	4.000%	4/1/2029	12,918	12,654
	Valero Energy Corp.	5.150%	2/15/2030	13,714	13,801
	Viper Energy Partners LLC	4.900%	8/1/2030	11,128	11,003
	Western Midstream Operating LP	4.500%	3/1/2028	824	820
	Western Midstream Operating LP	4.750%	8/15/2028	1,378	1,375
	Western Midstream Operating LP	6.350%	1/15/2029	7,567	7,795
	Western Midstream Operating LP	4.050%	2/1/2030	29,140	28,109
	Western Midstream Operating LP	4.800%	3/1/2031	15,945	15,648
	Williams Cos. Inc.	5.300%	8/15/2028	848	857
	Williams Cos. Inc.	4.900%	3/15/2029	24,079	24,114
	Williams Cos. Inc.	4.800%	11/15/2029	200	200
	Williams Cos. Inc.	4.625%	6/30/2030	33,290	32,780
	Williams Cos. Inc.	3.500%	11/15/2030	11,368	10,669
	Williams Cos. Inc.	2.600%	3/15/2031	43,823	39,295
	Woodside Finance Ltd.	4.900%	5/19/2028	2,164	2,165
	Woodside Finance Ltd.	5.400%	5/19/2030	10,507	10,598
					2,702,971
Financials (37.5%)
	ACE Capital Trust II	9.700%	4/1/2030	4,500	5,177
[1]	Aegon Ltd.	5.500%	4/11/2048	16,053	16,046
	Aercap Funding DAC	4.875%	7/7/2031	16,520	16,212
	AerCap Ireland Capital DAC	4.625%	10/15/2027	3,552	3,549
	AerCap Ireland Capital DAC	3.875%	1/23/2028	21,157	20,897
	AerCap Ireland Capital DAC	4.875%	4/1/2028	11,413	11,432
	AerCap Ireland Capital DAC	5.750%	6/6/2028	5,767	5,854
	AerCap Ireland Capital DAC	3.000%	10/29/2028	86,140	82,757
	AerCap Ireland Capital DAC	5.100%	1/19/2029	14,330	14,372
	AerCap Ireland Capital DAC	4.125%	2/28/2029	10,470	10,272
	AerCap Ireland Capital DAC	4.625%	9/10/2029	26,206	25,910
	AerCap Ireland Capital DAC	6.150%	9/30/2030	33,339	34,453
	AerCap Ireland Capital DAC	4.375%	11/15/2030	1,257	1,221
	AerCap Ireland Capital DAC	6.950%	3/10/2055	13,299	13,628
	AerCap Ireland Capital DAC	6.500%	1/31/2056	8,565	8,595
	Affiliated Managers Group Inc.	3.300%	6/15/2030	8,895	8,365
	Aflac Inc.	3.600%	4/1/2030	24,062	22,990
	Alleghany Corp.	3.625%	5/15/2030	22,017	21,044
	Allstate Corp.	5.050%	6/24/2029	14,268	14,352
	Allstate Corp.	1.450%	12/15/2030	15,622	13,476
11

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	7.100%	11/15/2027	32,020	32,844
	Ally Financial Inc.	2.200%	11/2/2028	20,724	19,568
	Ally Financial Inc.	5.737%	5/15/2029	28,581	28,861
	Ally Financial Inc.	6.992%	6/13/2029	18,621	19,199
	Ally Financial Inc.	6.848%	1/3/2030	5,889	6,096
	Ally Financial Inc.	5.543%	1/17/2031	170	170
	American Express Co.	5.850%	11/5/2027	8,408	8,534
	American Express Co.	4.731%	4/25/2029	16,031	16,041
	American Express Co.	4.050%	5/3/2029	14,371	14,179
	American Express Co.	4.351%	7/20/2029	36,741	36,502
	American Express Co.	5.282%	7/27/2029	36,293	36,662
	American Express Co.	5.532%	4/25/2030	27,295	27,727
	American Express Co.	4.444%	5/3/2030	16,356	16,177
	American Express Co.	5.085%	1/30/2031	44,385	44,516
	American Express Co.	5.016%	4/25/2031	40,158	40,209
	American Express Co.	6.489%	10/30/2031	14,743	15,522
	American Express Co.	4.456%	2/10/2032	65	63
	American Financial Group Inc.	5.250%	4/2/2030	4,500	4,511
	American International Group Inc.	4.850%	5/7/2030	18,554	18,498
	American International Group Inc.	3.400%	6/30/2030	11,945	11,232
	American National Group Inc.	5.750%	10/1/2029	16,314	16,505
	Ameriprise Financial Inc.	5.700%	12/15/2028	14,579	14,888
	Ameriprise Financial Inc.	4.800%	6/15/2031	5,169	5,117
	Aon Corp.	3.750%	5/2/2029	22,533	21,894
	Aon Corp.	2.800%	5/15/2030	9,961	9,194
	Aon North America Inc.	5.150%	3/1/2029	29,259	29,459
	Aon North America Inc.	5.300%	3/1/2031	12,610	12,692
	Apollo Debt Solutions BDC	6.900%	4/13/2029	8,831	9,024
	Apollo Debt Solutions BDC	5.875%	8/30/2030	4,145	4,079
[2]	Apollo Debt Solutions BDC	5.700%	1/23/2031	28,641	27,885
	Apollo Debt Solutions BDC	6.700%	7/29/2031	23,025	23,314
	Apollo Global Management Inc.	4.600%	1/15/2031	12,278	12,004
	Ares Capital Corp.	2.875%	6/15/2028	36,081	34,653
	Ares Capital Corp.	5.875%	3/1/2029	14,605	14,694
	Ares Capital Corp.	5.950%	7/15/2029	19,495	19,638
	Ares Capital Corp.	5.550%	1/15/2030	6,090	6,031
	Ares Capital Corp.	5.500%	9/1/2030	27,942	27,491
	Ares Capital Corp.	5.100%	1/15/2031	14,530	14,009
	Ares Capital Corp.	5.250%	4/12/2031	10,134	9,798
	Ares Management Corp.	6.375%	11/10/2028	3,433	3,527
	Ares Strategic Income Fund	5.700%	3/15/2028	10,362	10,395
	Ares Strategic Income Fund	5.450%	9/9/2028	6,975	6,947
	Ares Strategic Income Fund	4.850%	1/15/2029	9,127	8,956
	Ares Strategic Income Fund	6.350%	8/15/2029	5,330	5,394
	Ares Strategic Income Fund	5.600%	2/15/2030	19,044	18,713
	Ares Strategic Income Fund	5.800%	9/9/2030	10,448	10,252
[1]	Ares Strategic Income Fund	5.150%	1/15/2031	17,730	16,928
	Ares Strategic Income Fund	5.550%	4/15/2031	5,318	5,135
	Arthur J Gallagher & Co.	4.600%	12/15/2027	16,054	16,045
	Arthur J Gallagher & Co.	4.850%	12/15/2029	8,605	8,587
	Associated Banc-Corp.	6.455%	8/29/2030	2,793	2,862
	Assurant Inc.	4.900%	3/27/2028	3,196	3,199
	Assurant Inc.	3.700%	2/22/2030	10,790	10,264
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	9,572	9,796
	Athene Holding Ltd.	4.125%	1/12/2028	22,539	22,275
	Athene Holding Ltd.	6.150%	4/3/2030	13,761	14,110
	Athene Holding Ltd.	3.500%	1/15/2031	550	508
	Australia & New Zealand Banking Group Ltd.	3.919%	9/30/2027	745	741
[1]	Australia & New Zealand Banking Group Ltd.	3.919%	12/8/2028	23,350	23,008
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	20,908	20,889
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	6,571	6,433
	AXIS Specialty Finance plc	4.000%	12/6/2027	2,410	2,386
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	7,614	7,408
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	7,130	6,876
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	30,616	31,065
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	1,571	1,540
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	36,752	37,171
[3]	Banco Bilbao Vizcaya Argentaria SA	4.977%	9/3/2029	12,275	12,245
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	23,483	23,143
[1,3]	Banco Bilbao Vizcaya Argentaria SA	5.244%	9/3/2031	13,154	13,082
12

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.527%	11/7/2027	8,895	8,925
	Banco Santander SA	3.800%	2/23/2028	1,036	1,022
	Banco Santander SA	4.379%	4/12/2028	3,959	3,933
	Banco Santander SA	5.588%	8/8/2028	39,786	40,362
	Banco Santander SA	6.607%	11/7/2028	2,443	2,532
	Banco Santander SA	4.600%	4/15/2029	11,417	11,324
	Banco Santander SA	3.306%	6/27/2029	33,653	32,299
	Banco Santander SA	5.565%	1/17/2030	34,758	35,231
	Banco Santander SA	5.538%	3/14/2030	23,489	23,771
	Banco Santander SA	3.490%	5/28/2030	18,909	17,851
	Banco Santander SA	5.005%	8/25/2030	12,323	12,279
	Banco Santander SA	4.551%	11/6/2030	29,849	29,126
	Banco Santander SA	2.749%	12/3/2030	26,681	24,025
	Banco Santander SA	4.867%	4/15/2031	41,836	41,087
	Banco Santander SA	5.439%	7/15/2031	15,733	15,925
[1]	Bank of America Corp.	4.183%	11/25/2027	38,979	38,801
	Bank of America Corp.	6.204%	11/10/2028	47,175	48,011
[1]	Bank of America Corp.	3.419%	12/20/2028	122,219	120,282
	Bank of America Corp.	4.979%	1/24/2029	27,041	27,149
[1]	Bank of America Corp.	3.970%	3/5/2029	63,782	63,037
	Bank of America Corp.	5.202%	4/25/2029	80,980	81,524
	Bank of America Corp.	4.623%	5/9/2029	5,355	5,344
[1]	Bank of America Corp.	2.087%	6/14/2029	71,729	68,423
[1]	Bank of America Corp.	4.271%	7/23/2029	70,225	69,581
	Bank of America Corp.	5.819%	9/15/2029	62,501	63,675
[1]	Bank of America Corp.	3.974%	2/7/2030	49,205	48,180
	Bank of America Corp.	4.477%	4/23/2030	61,080	60,374
[1]	Bank of America Corp.	3.194%	7/23/2030	130	124
[1]	Bank of America Corp.	2.884%	10/22/2030	50,298	47,224
	Bank of America Corp.	5.162%	1/24/2031	67,750	67,998
[1]	Bank of America Corp.	2.496%	2/13/2031	82,248	75,650
[1]	Bank of America Corp.	2.592%	4/29/2031	24,649	22,628
[1]	Bank of America Corp.	1.898%	7/23/2031	22,140	19,646
[1]	Bank of America Corp.	1.922%	10/24/2031	48,255	42,485
	Bank of America Corp.	4.456%	2/6/2032	30,107	29,254
	Bank of America Corp.	2.687%	4/22/2032	93,863	84,184
	Bank of America Corp.	4.695%	4/23/2032	55,425	54,300
	Bank of America Corp.	2.299%	7/21/2032	88,584	77,498
	Bank of Montreal	5.203%	2/1/2028	16,932	17,064
	Bank of Montreal	4.062%	9/22/2028	18,191	18,091
	Bank of Montreal	5.717%	9/25/2028	11,298	11,514
	Bank of Montreal	5.004%	1/27/2029	7,026	7,058
	Bank of Montreal	4.640%	9/10/2030	17,243	17,093
	Bank of Montreal	4.350%	9/22/2031	20,973	20,431
[1]	Bank of Montreal	4.439%	1/14/2032	26,580	25,805
[1]	Bank of Montreal	3.803%	12/15/2032	22,259	21,885
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	20	19
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	32,297	32,745
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	16,728	16,137
	Bank of New York Mellon Corp.	4.543%	2/1/2029	20,761	20,740
	Bank of New York Mellon Corp.	4.729%	4/20/2029	17,491	17,512
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	28,148	26,974
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	16,941	17,462
	Bank of New York Mellon Corp.	4.026%	1/22/2030	2,344	2,304
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	36,516	36,659
	Bank of New York Mellon Corp.	4.596%	7/26/2030	511	508
[1]	Bank of New York Mellon Corp.	4.755%	8/12/2030	16,063	16,009
	Bank of New York Mellon Corp.	4.942%	2/11/2031	31,412	31,363
	Bank of New York Mellon Corp.	4.540%	4/23/2032	13,038	12,738
	Bank of New York Mellon Corp.	5.060%	7/22/2032	18,966	18,924
	Bank of Nova Scotia	5.250%	6/12/2028	3,267	3,305
	Bank of Nova Scotia	4.404%	9/8/2028	19,660	19,609
	Bank of Nova Scotia	4.043%	9/15/2028	32,743	32,536
	Bank of Nova Scotia	4.932%	2/14/2029	10,885	10,909
[1]	Bank of Nova Scotia	5.450%	8/1/2029	16,492	16,825
	Bank of Nova Scotia	4.850%	2/1/2030	18,124	18,074
	Bank of Nova Scotia	4.247%	2/2/2030	19,262	18,964
	Bank of Nova Scotia	5.130%	2/14/2031	10,482	10,489
	Bank of Nova Scotia	4.338%	9/15/2031	35,262	34,235
	BankUnited Inc.	5.125%	6/11/2030	2,320	2,277
13

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	4.337%	1/10/2028	17,586	17,496
	Barclays plc	4.836%	5/9/2028	44,384	44,312
	Barclays plc	4.837%	9/10/2028	8,449	8,453
	Barclays plc	7.385%	11/2/2028	35,018	36,007
	Barclays plc	5.086%	2/25/2029	35,717	35,814
[1]	Barclays plc	4.972%	5/16/2029	8,306	8,309
	Barclays plc	6.490%	9/13/2029	34,880	35,829
	Barclays plc	4.476%	11/11/2029	29,003	28,681
	Barclays plc	5.690%	3/12/2030	53,997	54,785
	Barclays plc	4.219%	5/24/2030	8,602	8,406
[1]	Barclays plc	5.088%	6/20/2030	13,634	13,577
	Barclays plc	4.911%	6/26/2030	35,434	35,198
	Barclays plc	4.942%	9/10/2030	41,168	40,905
	Barclays plc	5.367%	2/25/2031	49,115	49,313
	Barclays plc	2.645%	6/24/2031	2,749	2,503
	Barclays plc	4.521%	2/24/2032	7,165	6,921
	Barclays plc	2.667%	3/10/2032	18,542	16,548
	Barclays plc	5.102%	6/26/2032	20,536	20,225
	Barclays plc	3.564%	9/23/2035	18,012	16,733
	Barings BDC Inc.	5.200%	9/15/2028	2,650	2,618
	Barings BDC Inc.	7.000%	2/15/2029	4,096	4,181
	Barings Private Credit Corp.	6.150%	6/11/2030	9,670	9,553
[2]	Barings Private Credit Corp.	6.500%	8/18/2031	7,500	7,406
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	1,400	1,274
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	6,595	5,803
	BGC Group Inc.	8.000%	5/25/2028	1,522	1,581
	BGC Group Inc.	6.600%	6/10/2029	182	186
	BGC Group Inc.	6.150%	4/2/2030	10,958	11,076
	Blackrock Finance Inc.	2.400%	4/30/2030	18,207	16,726
	Blackrock Finance Inc.	1.900%	1/28/2031	26,906	23,823
	Blackrock Inc.	4.700%	3/14/2029	5,270	5,283
	Blackrock Inc.	3.250%	4/30/2029	14,320	13,841
	Blackstone Private Credit Fund	4.950%	9/26/2027	18,862	18,824
	Blackstone Private Credit Fund	7.300%	11/27/2028	8,142	8,396
	Blackstone Private Credit Fund	5.950%	7/16/2029	27,807	27,796
	Blackstone Private Credit Fund	5.600%	11/22/2029	17,051	16,827
	Blackstone Private Credit Fund	5.250%	4/1/2030	5,067	4,905
	Blackstone Private Credit Fund	5.050%	9/10/2030	7,464	7,149
	Blackstone Private Credit Fund	5.350%	3/12/2031	14,542	13,967
	Blackstone Private Credit Fund	5.950%	5/15/2031	15,900	15,605
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	8,216	7,988
	Blackstone Secured Lending Fund	5.875%	11/15/2027	13,260	13,357
	Blackstone Secured Lending Fund	5.350%	4/13/2028	26,878	26,809
	Blackstone Secured Lending Fund	2.850%	9/30/2028	5,374	5,085
	Blackstone Secured Lending Fund	5.300%	6/30/2030	5,600	5,435
	Blackstone Secured Lending Fund	5.125%	1/31/2031	8,497	8,092
	Blackstone Secured Lending Fund	5.900%	5/21/2031	12,455	12,196
	Blue Owl Capital Corp.	2.875%	6/11/2028	13,632	12,965
	Blue Owl Capital Corp.	5.950%	3/15/2029	20,124	20,099
	Blue Owl Capital Corp.	6.200%	7/15/2030	7,700	7,670
	Blue Owl Capital Corp.	6.300%	8/15/2031	7,000	6,941
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	6,561	6,712
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	145	150
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	4,415	4,548
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	19,745	19,891
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	21,126	20,600
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	14,529	14,559
	Blue Owl Finance LLC	3.125%	6/10/2031	10,294	9,059
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,189	10,196
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	14,394	14,437
	Blue Owl Technology Finance Corp.	6.500%	10/15/2029	9,975	9,893
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	27,464	25,668
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	6,100	5,423
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	17,012	16,677
	Brookfield Asset Management Ltd.	4.832%	4/15/2031	13,400	13,127
	Brookfield Finance Inc.	3.900%	1/25/2028	37,900	37,495
	Brookfield Finance Inc.	4.850%	3/29/2029	22,072	22,033
	Brookfield Finance Inc.	4.350%	4/15/2030	11,158	10,895
	Brown & Brown Inc.	4.700%	6/23/2028	2,204	2,198
	Brown & Brown Inc.	4.500%	3/15/2029	1,783	1,761
14

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brown & Brown Inc.	4.900%	6/23/2030	20,974	20,738
	Brown & Brown Inc.	2.375%	3/15/2031	11,410	10,062
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	33,196	33,377
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	1,754	1,747
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	44,114	44,172
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	14,179	14,322
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	14,067	14,041
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	7,613	7,496
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	2,164	2,140
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	31,167	31,316
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	17,395	17,046
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	12,898	12,792
	Capital One Financial Corp.	3.800%	1/31/2028	23,680	23,399
	Capital One Financial Corp.	5.468%	2/1/2029	13,675	13,791
	Capital One Financial Corp.	6.312%	6/8/2029	26,196	26,829
	Capital One Financial Corp.	5.700%	2/1/2030	7,874	7,993
	Capital One Financial Corp.	3.273%	3/1/2030	39,273	37,722
	Capital One Financial Corp.	5.247%	7/26/2030	1,682	1,690
	Capital One Financial Corp.	5.463%	7/26/2030	35,437	35,805
	Capital One Financial Corp.	4.493%	9/11/2031	23,208	22,600
[1]	Capital One Financial Corp.	7.624%	10/30/2031	32,001	34,697
	Capital One Financial Corp.	4.722%	1/30/2032	21,538	21,021
	Capital One Financial Corp.	2.359%	7/29/2032	17,282	14,855
[1]	Capital One NA	4.650%	9/13/2028	23,559	23,552
[1]	Capital One NA	2.700%	2/6/2030	13,549	12,573
	Capital Southwest Corp.	5.950%	9/18/2030	10,706	10,605
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	5,500	5,509
	Cboe Global Markets Inc.	1.625%	12/15/2030	506	440
	Charles Schwab Corp.	3.200%	1/25/2028	24,494	24,049
	Charles Schwab Corp.	2.000%	3/20/2028	18,155	17,459
	Charles Schwab Corp.	4.000%	2/1/2029	350	345
	Charles Schwab Corp.	5.643%	5/19/2029	33,448	33,969
	Charles Schwab Corp.	3.250%	5/22/2029	21,061	20,291
	Charles Schwab Corp.	4.603%	7/27/2029	11,200	11,169
	Charles Schwab Corp.	2.750%	10/1/2029	8,734	8,208
	Charles Schwab Corp.	6.196%	11/17/2029	3,333	3,430
	Charles Schwab Corp.	4.625%	3/22/2030	551	549
	Charles Schwab Corp.	4.744%	5/21/2030	11,407	11,362
	Charles Schwab Corp.	1.650%	3/11/2031	14,453	12,494
	Charles Schwab Corp.	2.300%	5/13/2031	12,818	11,381
	Charles Schwab Corp.	4.343%	11/14/2031	32,585	31,715
	Charles Schwab Corp.	5.108%	8/12/2032	21,400	21,295
	Chubb INA Holdings LLC	4.650%	8/15/2029	10,406	10,388
	Chubb INA Holdings LLC	1.375%	9/15/2030	33,240	28,938
	Citibank NA	5.803%	9/29/2028	56,865	58,168
	Citibank NA	4.554%	6/18/2029	23,745	23,653
	Citibank NA	4.838%	8/6/2029	172	173
[1]	Citibank NA	4.914%	5/29/2030	59,704	59,769
	Citibank NA	4.846%	6/18/2032	14,011	13,810
	Citigroup Inc.	4.450%	9/29/2027	56,223	56,107
	Citigroup Inc.	6.625%	1/15/2028	575	591
	Citigroup Inc.	4.125%	7/25/2028	55,666	54,991
[1]	Citigroup Inc.	3.520%	10/27/2028	36,672	36,198
	Citigroup Inc.	4.786%	3/4/2029	15,372	15,374
[1]	Citigroup Inc.	4.075%	4/23/2029	16,493	16,316
	Citigroup Inc.	5.174%	2/13/2030	72,175	72,537
[1]	Citigroup Inc.	3.980%	3/20/2030	48,923	47,784
	Citigroup Inc.	4.542%	9/19/2030	72,057	71,101
[1]	Citigroup Inc.	2.976%	11/5/2030	26,235	24,642
[1]	Citigroup Inc.	2.666%	1/29/2031	18,665	17,241
[1]	Citigroup Inc.	4.412%	3/31/2031	82,348	80,528
	Citigroup Inc.	4.952%	5/7/2031	41,467	41,211
[1]	Citigroup Inc.	2.572%	6/3/2031	35,689	32,574
	Citigroup Inc.	4.503%	9/11/2031	14,614	14,261
	Citigroup Inc.	2.561%	5/1/2032	18,085	16,083
	Citigroup Inc.	5.592%	11/19/2034	36,492	36,675
	Citizens Bank NA	4.192%	1/29/2029	15,066	14,929
	Citizens Bank NA	4.870%	8/10/2029	18,849	18,824
	Citizens Financial Group Inc.	5.841%	1/23/2030	40,506	41,234
	Citizens Financial Group Inc.	3.250%	4/30/2030	7,782	7,304
15

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	5.253%	3/5/2031	19,318	19,334
	Citizens Financial Group Inc.	5.718%	7/23/2032	28,210	28,551
	Citizens Financial Group Inc.	5.299%	1/29/2036	10,205	9,963
	CME Group Inc.	3.750%	6/15/2028	4,495	4,438
	CME Group Inc.	4.400%	3/15/2030	17,624	17,407
	CNA Financial Corp.	3.900%	5/1/2029	10,629	10,347
	CNA Financial Corp.	2.050%	8/15/2030	11,318	10,076
	CNO Financial Group Inc.	5.250%	5/30/2029	13,740	13,727
	Commonwealth Bank of Australia	4.577%	11/27/2026	7,191	7,197
	Commonwealth Bank of Australia	4.423%	3/14/2028	9,124	9,107
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	22,492	22,331
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	7,360	7,191
	Cooperatieve Rabobank UA	3.743%	1/14/2028	710	703
	Cooperatieve Rabobank UA	4.883%	1/21/2028	21,220	21,321
	Cooperatieve Rabobank UA	4.345%	6/9/2028	19,796	19,732
	Cooperatieve Rabobank UA	3.957%	10/17/2028	4,270	4,217
	Cooperatieve Rabobank UA	4.800%	1/9/2029	5,589	5,609
	Cooperatieve Rabobank UA	4.322%	4/1/2029	18,613	18,481
	Cooperatieve Rabobank UA	4.494%	10/17/2029	26,242	26,088
	Cooperatieve Rabobank UA	4.160%	1/14/2031	400	389
	Corebridge Financial Inc.	3.850%	4/5/2029	32,024	31,148
	Corebridge Financial Inc.	6.875%	12/15/2052	21,929	22,232
[1]	Deutsche Bank AG	5.373%	1/10/2029	28,390	28,577
	Deutsche Bank AG	6.720%	1/18/2029	38,640	39,564
	Deutsche Bank AG	5.414%	5/10/2029	28,725	29,152
	Deutsche Bank AG	6.819%	11/20/2029	171	178
	Deutsche Bank AG	4.999%	9/11/2030	35,705	35,557
	Deutsche Bank AG	5.297%	5/9/2031	44,759	44,704
	Deutsche Bank AG	5.882%	7/8/2031	3,025	3,047
	Deutsche Bank AG	4.950%	8/4/2031	44,495	43,821
[1]	Deutsche Bank AG	3.547%	9/18/2031	21,017	19,606
	Deutsche Bank AG	4.469%	12/10/2031	6,467	6,294
	Deutsche Bank AG	3.729%	1/14/2032	7,784	7,187
	Deutsche Bank AG	4.725%	2/6/2032	26,710	25,955
	Deutsche Bank AG	5.060%	4/14/2032	6,873	6,768
	Deutsche Bank AG	4.875%	12/1/2032	36,839	36,568
	Enact Holdings Inc.	6.250%	5/28/2029	11,043	11,307
	Enstar Group Ltd.	4.950%	6/1/2029	5,371	5,329
	Equitable Holdings Inc.	4.350%	4/20/2028	27,878	27,662
	Essent Group Ltd.	6.250%	7/1/2029	3,105	3,183
	F&G Annuities & Life Inc.	6.500%	6/4/2029	13,100	13,267
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	10,005	9,992
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	17,233	16,950
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	10,141	9,371
	Fidelity National Financial Inc.	4.500%	8/15/2028	2,021	2,009
	Fidelity National Financial Inc.	3.400%	6/15/2030	11,580	10,818
	Fidelity National Financial Inc.	2.450%	3/15/2031	12,458	10,945
	Fifth Third Bancorp	6.361%	10/27/2028	26,213	26,661
[2]	Fifth Third Bancorp	4.000%	2/1/2029	1,863	1,819
	Fifth Third Bancorp	6.339%	7/27/2029	35,437	36,410
[2]	Fifth Third Bancorp	5.982%	1/30/2030	1,882	1,922
	Fifth Third Bancorp	4.772%	7/28/2030	34,224	33,979
	Fifth Third Bancorp	4.895%	9/6/2030	31,804	31,648
	Fifth Third Bancorp	5.631%	1/29/2032	23,574	23,878
	Fifth Third Bancorp	4.566%	4/29/2032	19,577	18,969
	First American Financial Corp.	4.000%	5/15/2030	4,230	4,036
	First Citizens BancShares Inc.	4.869%	3/3/2032	298	287
	First Citizens BancShares Inc.	5.600%	9/5/2035	21,109	20,534
[1]	First Horizon Bank	5.750%	5/1/2030	5,295	5,295
	First Horizon Corp.	5.514%	3/7/2031	8,656	8,660
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	9,368	9,517
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	18,972	18,933
	FNB Corp.	5.722%	12/11/2030	5,696	5,712
	Franklin BSP Capital Corp.	7.200%	6/15/2029	5,073	5,184
	Franklin Templeton Inc.	1.600%	10/30/2030	19,982	17,456
	GATX Corp.	3.500%	3/15/2028	2	2
	GATX Corp.	4.550%	11/7/2028	6,864	6,824
	GATX Corp.	4.700%	4/1/2029	4,597	4,569
	GATX Corp.	4.000%	6/30/2030	10,505	10,142
	Global Payments Inc.	4.550%	3/15/2028	11,674	11,588
16

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Global Payments Inc.	4.450%	6/1/2028	717	710
	Global Payments Inc.	4.500%	11/15/2028	50,377	49,685
	Global Payments Inc.	3.200%	8/15/2029	1,311	1,239
	Global Payments Inc.	2.900%	5/15/2030	25,971	23,741
	Global Payments Inc.	4.875%	11/15/2030	33,586	32,685
	Globe Life Inc.	4.550%	9/15/2028	7,791	7,736
	Globe Life Inc.	2.150%	8/15/2030	11,270	10,094
	Goldman Sachs Bank USA	4.656%	6/3/2029	75,887	75,666
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	9,593	9,440
	Goldman Sachs Group Inc.	4.148%	1/21/2029	51,846	51,394
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	27,514	27,077
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	36,599	36,234
	Goldman Sachs Group Inc.	4.153%	10/21/2029	6,912	6,805
	Goldman Sachs Group Inc.	6.484%	10/24/2029	55,157	56,853
	Goldman Sachs Group Inc.	2.600%	2/7/2030	55,426	51,192
	Goldman Sachs Group Inc.	3.800%	3/15/2030	42,814	41,115
	Goldman Sachs Group Inc.	4.594%	4/20/2030	71,945	71,170
	Goldman Sachs Group Inc.	5.727%	4/25/2030	55,573	56,494
	Goldman Sachs Group Inc.	5.049%	7/23/2030	58,922	58,903
	Goldman Sachs Group Inc.	4.692%	10/23/2030	21,377	21,121
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	56,324	56,376
	Goldman Sachs Group Inc.	5.218%	4/23/2031	66,893	66,955
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	32,242	31,185
	Goldman Sachs Group Inc.	4.516%	1/21/2032	77,090	74,701
	Goldman Sachs Group Inc.	1.992%	1/27/2032	44,497	38,774
	Goldman Sachs Group Inc.	2.615%	4/22/2032	22,461	19,958
	Goldman Sachs Group Inc.	4.972%	6/3/2032	45,695	45,015
	Goldman Sachs Group Inc.	2.383%	7/21/2032	77,796	67,919
	Goldman Sachs Group Inc.	5.240%	7/21/2032	17,778	17,683
	Goldman Sachs Group Inc.	5.094%	4/20/2034	65,652	64,060
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,345	1,353
[1]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	7,086	7,036
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	14,337	14,377
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	15,820	15,556
[2]	Goldman Sachs Private Credit Corp.	6.150%	6/16/2031	15,635	15,483
	Golub Capital BDC Inc.	7.050%	12/5/2028	9,385	9,630
	Golub Capital BDC Inc.	6.000%	7/15/2029	24,731	24,803
	Golub Capital Private Credit Fund	5.450%	8/15/2028	26,686	26,509
	Golub Capital Private Credit Fund	5.800%	9/12/2029	470	467
	Golub Capital Private Credit Fund	5.875%	5/1/2030	10,759	10,565
[2]	Golub Capital Private Credit Fund	5.600%	4/15/2031	5,030	4,806
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	12,949	13,163
	Hanover Insurance Group Inc.	2.500%	9/1/2030	5,000	4,507
	Hercules Capital Inc.	6.000%	6/16/2030	14,161	14,061
	Hercules Capital Inc.	6.300%	7/24/2031	2,260	2,249
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,400	3,535
	Horace Mann Educators Corp.	4.700%	10/1/2030	6,280	6,135
	HPS Corporate Lending Fund	5.450%	1/14/2028	13,195	13,182
	HPS Corporate Lending Fund	4.900%	9/11/2028	7,982	7,848
	HPS Corporate Lending Fund	6.750%	1/30/2029	1,384	1,408
[2]	HPS Corporate Lending Fund	5.150%	4/2/2029	1,788	1,744
	HPS Corporate Lending Fund	6.250%	9/30/2029	147	149
	HPS Corporate Lending Fund	5.850%	6/5/2030	16,325	16,102
	HPS Corporate Lending Fund	5.450%	11/15/2030	12,906	12,473
[2]	HPS Corporate Lending Fund	5.650%	4/2/2031	7,643	7,383
[2]	HPS Corporate Lending Fund	6.300%	8/19/2031	11,000	10,886
	HSBC Holdings plc	2.251%	11/22/2027	29,396	29,232
	HSBC Holdings plc	5.130%	11/19/2028	5,518	5,542
	HSBC Holdings plc	4.899%	3/3/2029	35,609	35,666
	HSBC Holdings plc	6.161%	3/9/2029	37,735	38,468
[1]	HSBC Holdings plc	4.583%	6/19/2029	68,930	68,658
	HSBC Holdings plc	2.206%	8/17/2029	47,354	45,000
	HSBC Holdings plc	5.546%	3/4/2030	8,945	9,053
	HSBC Holdings plc	4.398%	3/10/2030	1,703	1,677
	HSBC Holdings plc	4.950%	3/31/2030	43,072	43,091
	HSBC Holdings plc	4.711%	5/12/2030	11,818	11,701
[1]	HSBC Holdings plc	3.973%	5/22/2030	67,679	65,816
	HSBC Holdings plc	5.286%	11/19/2030	26,995	27,099
	HSBC Holdings plc	5.130%	3/3/2031	26,373	26,309
	HSBC Holdings plc	5.240%	5/13/2031	48,755	48,810
17

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	HSBC Holdings plc	2.848%	6/4/2031	4,566	4,202
[1]	HSBC Holdings plc	2.357%	8/18/2031	23,843	21,421
	HSBC Holdings plc	4.619%	11/6/2031	48,998	47,855
	HSBC Holdings plc	4.675%	3/10/2032	47,410	46,184
	HSBC Holdings plc	5.733%	5/17/2032	24,745	25,149
	HSBC Holdings plc	2.804%	5/24/2032	67,595	60,475
	HSBC Holdings plc	5.243%	8/14/2032	52,525	52,183
	HSBC USA Inc.	4.650%	6/3/2028	1,999	1,999
	Huntington Bancshares Inc.	6.208%	8/21/2029	35,341	36,178
	Huntington Bancshares Inc.	2.550%	2/4/2030	35,231	32,361
	Huntington Bancshares Inc.	5.272%	1/15/2031	40,201	40,271
	Huntington Bancshares Inc.	4.623%	1/28/2032	32,027	31,125
	Huntington National Bank	5.650%	1/10/2030	1,447	1,474
	ING Groep NV	4.550%	10/2/2028	25,128	25,031
	ING Groep NV	4.858%	3/25/2029	6,960	6,967
	ING Groep NV	4.050%	4/9/2029	36,413	35,666
	ING Groep NV	5.335%	3/19/2030	19,017	19,200
	ING Groep NV	5.066%	3/25/2031	5,225	5,216
[1]	ING Groep NV	4.803%	3/23/2032	32,778	32,165
	ING Groep NV	2.727%	4/1/2032	4,313	3,879
	Intercontinental Exchange Inc.	3.100%	9/15/2027	12,487	12,330
	Intercontinental Exchange Inc.	4.000%	9/15/2027	34,759	34,603
	Intercontinental Exchange Inc.	3.625%	9/1/2028	35,809	35,072
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,943	4,852
	Intercontinental Exchange Inc.	3.950%	12/1/2028	10,932	10,764
	Intercontinental Exchange Inc.	4.350%	6/15/2029	34,471	34,095
	Intercontinental Exchange Inc.	4.700%	8/20/2029	6,630	6,614
	Intercontinental Exchange Inc.	2.100%	6/15/2030	28,770	26,001
	Intercontinental Exchange Inc.	4.200%	3/15/2031	16,161	15,643
	Intercontinental Exchange Inc.	5.250%	6/15/2031	15,011	15,154
	Intercontinental Exchange Inc.	4.900%	9/1/2031	10,717	10,673
	Jefferies Financial Group Inc.	5.875%	7/21/2028	16,302	16,581
	Jefferies Financial Group Inc.	4.150%	1/23/2030	12,963	12,450
	Jefferies Financial Group Inc.	5.125%	4/28/2031	18,233	17,846
	JPMorgan Chase & Co.	4.250%	10/1/2027	44,547	44,460
	JPMorgan Chase & Co.	4.505%	10/22/2028	24,414	24,384
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	59,350	58,417
	JPMorgan Chase & Co.	4.915%	1/24/2029	55,285	55,504
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	58,966	58,292
	JPMorgan Chase & Co.	2.069%	6/1/2029	56,948	54,375
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	22,584	22,357
	JPMorgan Chase & Co.	5.299%	7/24/2029	45,684	46,119
	JPMorgan Chase & Co.	6.087%	10/23/2029	58,475	59,978
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	16,447	16,318
	JPMorgan Chase & Co.	5.012%	1/23/2030	63,535	63,727
	JPMorgan Chase & Co.	5.581%	4/22/2030	67,312	68,359
	JPMorgan Chase & Co.	4.408%	4/23/2030	61,486	60,667
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	56,322	54,597
	JPMorgan Chase & Co.	4.565%	6/14/2030	17,309	17,146
	JPMorgan Chase & Co.	4.995%	7/22/2030	67,889	67,949
	JPMorgan Chase & Co.	4.864%	7/23/2030	26,375	26,295
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	5,650	6,423
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	76,808	71,873
	JPMorgan Chase & Co.	4.603%	10/22/2030	60,423	59,769
	JPMorgan Chase & Co.	5.140%	1/24/2031	63,531	63,736
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	19,744	19,419
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	47,382	43,480
	JPMorgan Chase & Co.	5.103%	4/22/2031	5,325	5,333
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	45,200	41,884
	JPMorgan Chase & Co.	4.255%	10/22/2031	17,804	17,239
	JPMorgan Chase & Co.	1.764%	11/19/2031	34,686	30,305
	JPMorgan Chase & Co.	4.347%	1/22/2032	66,000	63,903
	JPMorgan Chase & Co.	1.953%	2/4/2032	45,616	39,878
	JPMorgan Chase & Co.	2.580%	4/22/2032	39,614	35,375
	JPMorgan Chase & Co.	4.622%	4/23/2032	91,435	89,370
	JPMorgan Chase & Co.	5.041%	7/23/2032	13,020	12,938
	JPMorgan Chase & Co.	2.545%	11/8/2032	15,246	13,402
	Kemper Corp.	2.400%	9/30/2030	14,049	12,284
[1]	Keybank National Association	5.850%	11/15/2027	22,420	22,709
[1]	Keybank National Association	6.950%	2/1/2028	4,025	4,138
18

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Keybank National Association	3.900%	4/13/2029	640	622
[1]	KeyCorp	4.100%	4/30/2028	1,177	1,165
[1]	KeyCorp	2.550%	10/1/2029	34,352	31,987
[1]	KeyCorp	5.121%	4/4/2031	15,947	15,927
	Kilroy Realty LP	4.750%	12/15/2028	3,359	3,326
	Kilroy Realty LP	4.250%	8/15/2029	5,800	5,622
	Kilroy Realty LP	3.050%	2/15/2030	12,851	11,808
	Lazard Group LLC	4.500%	9/19/2028	3,437	3,406
	Lazard Group LLC	4.375%	3/11/2029	28,570	28,155
	Lazard Group LLC	6.000%	3/15/2031	4,489	4,620
	Lincoln National Corp.	3.800%	3/1/2028	5,558	5,473
	Lincoln National Corp.	3.050%	1/15/2030	6,500	6,085
	Lincoln National Corp.	3.400%	1/15/2031	13,188	12,251
	Lloyds Banking Group plc	4.375%	3/22/2028	46,210	46,015
	Lloyds Banking Group plc	4.550%	8/16/2028	29,577	29,476
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	50,436	49,800
	Lloyds Banking Group plc	5.087%	11/26/2028	4,457	4,477
	Lloyds Banking Group plc	5.871%	3/6/2029	24,435	24,835
	Lloyds Banking Group plc	4.818%	6/13/2029	24,655	24,665
	Lloyds Banking Group plc	4.241%	2/10/2030	6,802	6,685
	Lloyds Banking Group plc	5.721%	6/5/2030	20,355	20,706
	Lloyds Banking Group plc	4.425%	11/4/2031	5,963	5,793
	Lloyds Banking Group plc	5.203%	8/17/2032	21,706	21,630
	Loews Corp.	3.200%	5/15/2030	13,289	12,505
	LPL Holdings Inc.	4.900%	4/3/2028	1,103	1,102
	LPL Holdings Inc.	6.750%	11/17/2028	10,728	11,105
	LPL Holdings Inc.	5.200%	3/15/2030	2,403	2,398
	LPL Holdings Inc.	5.150%	6/15/2030	16,168	16,072
[1]	M&T Bank Corp.	4.833%	1/16/2029	400	400
	M&T Bank Corp.	7.413%	10/30/2029	26,818	28,149
	M&T Bank Corp.	5.179%	7/8/2031	25,176	25,147
	M&T Bank Corp.	6.082%	3/13/2032	19,865	20,465
	M&T Bank Corp.	5.400%	7/30/2035	23,101	22,898
	Main Street Capital Corp.	5.400%	8/15/2028	5,227	5,221
	Main Street Capital Corp.	6.950%	3/1/2029	13,966	14,333
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	9,129	9,129
[1]	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	3,220	3,181
	Marex UK Holdings Ltd.	5.829%	5/8/2028	3,375	3,393
	Marex UK Holdings Ltd.	6.404%	11/4/2029	6,332	6,452
	Marex UK Holdings Ltd.	5.680%	4/21/2031	9,643	9,552
	Markel Group Inc.	3.500%	11/1/2027	5,552	5,474
	Markel Group Inc.	3.350%	9/17/2029	4,520	4,309
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	13,133	13,134
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	28,041	27,747
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	21,868	21,707
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	1,000	988
	Mastercard Inc.	4.100%	1/15/2028	22,587	22,496
	Mastercard Inc.	3.500%	2/26/2028	42	41
	Mastercard Inc.	4.875%	3/9/2028	13,166	13,243
	Mastercard Inc.	4.550%	3/15/2028	16,502	16,506
	Mastercard Inc.	4.325%	6/8/2028	21,918	21,869
	Mastercard Inc.	2.950%	6/1/2029	19,476	18,661
	Mastercard Inc.	4.425%	6/8/2029	29,012	28,845
	Mastercard Inc.	3.350%	3/26/2030	31,309	29,835
	Mastercard Inc.	4.600%	6/8/2031	32,222	31,804
	MetLife Inc.	4.550%	3/23/2030	15,749	15,604
	MGIC Investment Corp.	5.250%	8/15/2028	8,850	8,835
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	30,660	30,389
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	34,562	34,876
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	38,657	36,909
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	23,607	21,756
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	18,687	18,823
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	31,233	31,302
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	464	469
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	25,130	25,134
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	20,998	20,490
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	36,750	35,710
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	33,505	32,881
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	31,435	27,431
	Mitsubishi UFJ Financial Group Inc.	5.190%	7/23/2032	3,239	3,221
19

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	3.170%	9/11/2027	2,698	2,662
	Mizuho Financial Group Inc.	4.018%	3/5/2028	2,477	2,455
	Mizuho Financial Group Inc.	5.414%	9/13/2028	28,792	29,006
	Mizuho Financial Group Inc.	5.667%	5/27/2029	20,374	20,666
	Mizuho Financial Group Inc.	5.778%	7/6/2029	43,861	44,611
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	27,539	27,241
	Mizuho Financial Group Inc.	3.261%	5/22/2030	13,884	13,295
	Mizuho Financial Group Inc.	5.376%	5/26/2030	18,947	19,143
	Mizuho Financial Group Inc.	5.382%	7/10/2030	624	630
	Mizuho Financial Group Inc.	4.782%	7/13/2030	580	576
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	1,645	1,564
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	6,054	5,689
	Mizuho Financial Group Inc.	5.098%	5/13/2031	2,210	2,205
[1]	Mizuho Financial Group Inc.	2.591%	5/25/2031	460	420
	Mizuho Financial Group Inc.	5.739%	5/27/2031	9,432	9,610
	Mizuho Financial Group Inc.	4.711%	7/8/2031	37,258	36,696
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	21,811	19,556
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	18,158	16,058
	Mizuho Financial Group Inc.	4.438%	5/12/2032	30,754	29,707
	Mizuho Financial Group Inc.	4.965%	7/13/2032	36,185	35,679
[1]	Morgan Stanley	3.591%	7/22/2028	66,090	65,426
	Morgan Stanley	6.296%	10/18/2028	16,583	16,889
[1]	Morgan Stanley	3.772%	1/24/2029	71,399	70,502
	Morgan Stanley	5.123%	2/1/2029	63,407	63,751
[1]	Morgan Stanley	4.994%	4/12/2029	26,836	26,927
[1]	Morgan Stanley	5.164%	4/20/2029	66,588	67,006
	Morgan Stanley	4.868%	7/12/2029	63,565	63,574
	Morgan Stanley	5.449%	7/20/2029	41,981	42,436
[1]	Morgan Stanley	4.133%	10/18/2029	46,542	45,815
	Morgan Stanley	6.407%	11/1/2029	11,910	12,273
	Morgan Stanley	4.238%	1/9/2030	26,773	26,333
	Morgan Stanley	5.173%	1/16/2030	31,465	31,608
[1]	Morgan Stanley	4.431%	1/23/2030	39,392	38,921
	Morgan Stanley	4.555%	4/10/2030	27,085	26,780
	Morgan Stanley	5.656%	4/18/2030	57,524	58,405
	Morgan Stanley	5.042%	7/19/2030	57,511	57,594
	Morgan Stanley	4.654%	10/18/2030	72,089	71,262
	Morgan Stanley	5.230%	1/15/2031	29,898	30,014
[1]	Morgan Stanley	2.699%	1/22/2031	82,520	76,288
[1]	Morgan Stanley	3.622%	4/1/2031	60,807	57,839
	Morgan Stanley	5.192%	4/17/2031	46,144	46,228
[1]	Morgan Stanley	4.356%	10/22/2031	44,215	42,771
	Morgan Stanley	4.493%	1/16/2032	33,769	32,739
[1]	Morgan Stanley	1.794%	2/13/2032	53,452	46,121
	Morgan Stanley	4.708%	3/12/2032	10,478	10,229
	Morgan Stanley	4.809%	4/16/2032	87,220	85,417
[1]	Morgan Stanley	1.928%	4/28/2032	66,985	57,739
	Morgan Stanley	5.170%	7/14/2032	39,193	38,897
[1]	Morgan Stanley	2.239%	7/21/2032	63,264	54,909
[1]	Morgan Stanley	2.511%	10/20/2032	1,000	875
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	28,046	28,159
[1]	Morgan Stanley Bank NA	4.788%	5/10/2030	30,798	30,637
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	12,274	12,323
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	22,769	22,495
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	20,758	20,638
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	915	899
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	68,187	67,179
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	67,726	65,870
	MSD Investment Corp.	6.250%	5/31/2030	8,938	8,816
[2]	MSD Investment Corp.	6.125%	2/5/2031	7,075	6,852
	Nasdaq Inc.	5.350%	6/28/2028	14,656	14,820
	Nasdaq Inc.	1.650%	1/15/2031	4,267	3,714
	National Australia Bank Ltd.	4.500%	10/26/2027	9,093	9,096
	National Australia Bank Ltd.	4.944%	1/12/2028	12,307	12,380
	National Australia Bank Ltd.	4.308%	6/13/2028	14,437	14,376
	National Australia Bank Ltd.	4.900%	6/13/2028	20,945	21,070
	National Australia Bank Ltd.	4.787%	1/10/2029	20,038	20,125
[1]	National Australia Bank Ltd.	4.434%	6/4/2029	15,390	15,299
	National Australia Bank Ltd.	4.901%	1/14/2030	15,735	15,826
	National Australia Bank Ltd.	4.534%	6/13/2030	17,647	17,512
20

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	4.148%	1/13/2031	9,850	9,621
	National Bank of Canada	5.600%	12/18/2028	28,778	29,316
	National Bank of Canada	4.166%	1/20/2029	6,023	5,973
[1,3]	National Bank of Canada	4.996%	9/8/2029	7,825	7,829
	National Bank of Canada	4.500%	10/10/2029	28,487	28,193
	NatWest Group plc	5.516%	9/30/2028	26,905	27,149
[1]	NatWest Group plc	4.892%	5/18/2029	49,408	49,477
	NatWest Group plc	5.808%	9/13/2029	29,991	30,545
[1]	NatWest Group plc	5.076%	1/27/2030	13,857	13,892
[1]	NatWest Group plc	4.445%	5/8/2030	14,925	14,705
	NatWest Group plc	4.964%	8/15/2030	28,897	28,866
	NatWest Group plc	5.115%	5/23/2031	36,885	36,808
	NatWest Group plc	6.475%	6/1/2034	17,720	18,175
[1]	NatWest Group plc	3.032%	11/28/2035	18,426	16,795
	NMI Holdings Inc.	6.000%	8/15/2029	520	529
	Nomura Holdings Inc.	5.842%	1/18/2028	200	203
	Nomura Holdings Inc.	6.070%	7/12/2028	10,892	11,120
	Nomura Holdings Inc.	2.172%	7/14/2028	16,824	16,022
	Nomura Holdings Inc.	2.710%	1/22/2029	1,415	1,342
	Nomura Holdings Inc.	4.996%	6/29/2029	2,461	2,456
	Nomura Holdings Inc.	5.605%	7/6/2029	819	831
	Nomura Holdings Inc.	3.103%	1/16/2030	46,984	43,911
	Nomura Holdings Inc.	4.904%	7/1/2030	21,642	21,365
	Nomura Holdings Inc.	2.679%	7/16/2030	16,877	15,341
	Nomura Holdings Inc.	2.608%	7/14/2031	10,963	9,674
	Nomura Holdings Inc.	5.166%	7/14/2031	4,005	3,964
	Nomura Holdings Inc.	5.043%	6/10/2036	13,174	12,722
	North Haven Private Income Fund LLC	5.125%	9/25/2028	6,486	6,321
	North Haven Private Income Fund LLC	5.750%	2/1/2030	1,425	1,380
	Northern Trust Corp.	3.650%	8/3/2028	8,227	8,097
	Northern Trust Corp.	3.150%	5/3/2029	13,762	13,241
	Northern Trust Corp.	1.950%	5/1/2030	24,733	22,332
	Northern Trust Corp.	4.150%	11/19/2030	10,138	9,869
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	3,265	3,264
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	1,079	1,133
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	6,710	6,786
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	6,363	6,331
	Old National Bancorp	5.768%	2/15/2036	9,684	9,591
	ORIX Corp.	5.000%	9/13/2027	9,613	9,649
	ORIX Corp.	4.650%	9/10/2029	11,214	11,145
	ORIX Corp.	4.450%	9/9/2030	12,875	12,564
	ORIX Corp.	2.250%	3/9/2031	8,710	7,699
	PartnerRe Finance B LLC	3.700%	7/2/2029	7,069	6,830
	PartnerRe Finance B LLC	4.500%	10/1/2050	5,267	5,003
	PayPal Holdings Inc.	4.450%	3/6/2028	16,644	16,589
	PayPal Holdings Inc.	2.850%	10/1/2029	41,215	38,831
	PayPal Holdings Inc.	2.300%	6/1/2030	20,109	18,352
	PayPal Holdings Inc.	4.950%	6/1/2031	21,143	20,836
[1]	Pinnacle Bank	5.625%	2/15/2028	8,669	8,741
	Pinnacle Bank	5.957%	1/15/2036	15,195	14,906
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	10,482	10,650
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	18,435	18,211
[1]	PNC Bank NA	3.100%	10/25/2027	482	475
[1]	PNC Bank NA	3.250%	1/22/2028	5,461	5,368
[1]	PNC Bank NA	4.050%	7/26/2028	41,560	41,068
[1]	PNC Bank NA	2.700%	10/22/2029	3,622	3,390
	PNC Financial Services Group Inc.	5.354%	12/2/2028	26,858	27,097
	PNC Financial Services Group Inc.	4.075%	1/26/2029	5,848	5,804
	PNC Financial Services Group Inc.	3.450%	4/23/2029	46,708	45,239
	PNC Financial Services Group Inc.	5.582%	6/12/2029	56,680	57,510
	PNC Financial Services Group Inc.	2.550%	1/22/2030	24,443	22,610
	PNC Financial Services Group Inc.	5.492%	5/14/2030	37,328	37,846
[1]	PNC Financial Services Group Inc.	4.831%	7/19/2030	7,192	7,167
	PNC Financial Services Group Inc.	5.222%	1/29/2031	6,677	6,716
	PNC Financial Services Group Inc.	4.899%	5/13/2031	37,505	37,291
	PNC Financial Services Group Inc.	2.307%	4/23/2032	30,774	27,167
	PNC Financial Services Group Inc.	4.812%	10/21/2032	9,565	9,391
	Principal Financial Group Inc.	2.125%	6/15/2030	15,409	13,859
	Progressive Corp.	4.000%	3/1/2029	12,943	12,733
	Progressive Corp.	3.200%	3/26/2030	11,959	11,301
21

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	4.600%	3/26/2031	14,124	13,891
[1]	Prudential Financial Inc.	3.878%	3/27/2028	4,581	4,533
[1]	Prudential Financial Inc.	2.100%	3/10/2030	11,460	10,468
[1]	Prudential Financial Inc.	4.500%	9/15/2047	29,788	29,456
[1]	Prudential Financial Inc.	5.700%	9/15/2048	5,059	5,062
[1]	Prudential Financial Inc.	3.700%	10/1/2050	19,697	18,135
	Prudential Funding Asia plc	3.125%	4/14/2030	35,559	33,505
	Radian Group Inc.	6.200%	5/15/2029	3,281	3,371
	Raymond James Financial Inc.	4.650%	4/1/2030	1,214	1,204
	Regions Bank	4.755%	7/27/2029	20,152	20,075
	Regions Financial Corp.	1.800%	8/12/2028	21,018	19,853
	Regions Financial Corp.	5.722%	6/6/2030	11,462	11,655
	Reinsurance Group of America Inc.	3.900%	5/15/2029	3,546	3,449
	Reinsurance Group of America Inc.	3.150%	6/15/2030	28,197	26,216
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	11,726	11,349
[1]	Royal Bank of Canada	6.000%	11/1/2027	202	206
[1]	Royal Bank of Canada	4.900%	1/12/2028	22,049	22,161
[1]	Royal Bank of Canada	5.200%	8/1/2028	539	545
[1]	Royal Bank of Canada	4.522%	10/18/2028	19,972	19,947
	Royal Bank of Canada	3.995%	11/3/2028	3,987	3,957
[1]	Royal Bank of Canada	4.965%	1/24/2029	46,818	46,969
[1]	Royal Bank of Canada	4.950%	2/1/2029	18,653	18,764
	Royal Bank of Canada	4.652%	7/10/2029	15,600	15,561
	Royal Bank of Canada	4.498%	8/6/2029	9,296	9,244
	Royal Bank of Canada	4.400%	4/17/2030	19,278	19,016
[1]	Royal Bank of Canada	4.969%	8/2/2030	40,746	40,782
[1]	Royal Bank of Canada	4.650%	10/18/2030	24,572	24,317
[1]	Royal Bank of Canada	5.153%	2/4/2031	51,468	51,622
[1]	Royal Bank of Canada	4.970%	5/2/2031	21,806	21,747
	Royal Bank of Canada	4.696%	8/6/2031	16,381	16,137
[1]	Royal Bank of Canada	2.300%	11/3/2031	2,000	1,758
	Royal Bank of Canada	4.305%	11/3/2031	8,800	8,534
	Royal Bank of Canada	4.612%	5/3/2032	25,276	24,727
	Royal Bank of Canada	4.950%	8/5/2032	20,440	20,214
	Santander Holdings USA Inc.	6.499%	3/9/2029	6,972	7,121
	Santander Holdings USA Inc.	5.473%	3/20/2029	11,458	11,531
	Santander Holdings USA Inc.	6.565%	6/12/2029	550	564
	Santander Holdings USA Inc.	6.174%	1/9/2030	26,685	27,274
	Santander Holdings USA Inc.	5.040%	6/5/2030	8,300	8,247
	Santander Holdings USA Inc.	5.353%	9/6/2030	36,360	36,420
	Santander Holdings USA Inc.	5.741%	3/20/2031	24,535	24,855
	Santander Holdings USA Inc.	7.660%	11/9/2031	1,436	1,553
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	25,180	24,890
	Santander UK Group Holdings plc	6.534%	1/10/2029	35,303	36,036
	Santander UK Group Holdings plc	4.320%	9/22/2029	15,462	15,259
	Santander UK Group Holdings plc	4.858%	9/11/2030	20,007	19,805
	Santander UK Group Holdings plc	5.694%	4/15/2031	36,091	36,545
	Santander UK Group Holdings plc	2.896%	3/15/2032	13,851	12,439
	Simmons First National Corp.	6.250%	10/1/2035	1,089	1,089
	SiriusPoint Ltd.	7.000%	4/5/2029	4,050	4,185
	Sixth Street Lending Partners	6.500%	3/11/2029	15,218	15,437
	Sixth Street Lending Partners	5.750%	1/15/2030	19,764	19,527
	Sixth Street Lending Partners	6.125%	7/15/2030	12,447	12,441
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	7,776	7,967
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	7,753	7,823
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	10,000	9,736
[1]	Standard Chartered Bank	4.853%	12/3/2027	1,900	1,907
	State Street Bank & Trust Co.	4.701%	7/23/2029	15,136	15,162
	State Street Bank & Trust Co.	4.782%	11/23/2029	29,618	29,679
	State Street Corp.	4.330%	10/22/2027	8,591	8,583
	State Street Corp.	4.536%	2/28/2028	15,900	15,919
	State Street Corp.	5.820%	11/4/2028	4,304	4,364
	State Street Corp.	4.530%	2/20/2029	37,022	36,984
	State Street Corp.	5.684%	11/21/2029	35,536	36,247
[1]	State Street Corp.	4.141%	12/3/2029	1,150	1,135
	State Street Corp.	2.400%	1/24/2030	24,907	23,148
	State Street Corp.	4.729%	2/28/2030	27,759	27,685
	State Street Corp.	4.834%	4/24/2030	12,133	12,149
	State Street Corp.	2.200%	3/3/2031	19,856	17,552
	State Street Corp.	3.152%	3/30/2031	1,121	1,057
22

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	4.558%	4/23/2032	15,725	15,375
[1]	State Street Corp.	3.031%	11/1/2034	7,972	7,469
	Stifel Financial Corp.	4.000%	5/15/2030	6,593	6,318
	Sumisho Air Lease Corp.	3.625%	12/1/2027	4,841	4,775
	Sumisho Air Lease Corp.	5.850%	12/15/2027	16,835	17,046
	Sumisho Air Lease Corp.	5.300%	2/1/2028	21,292	21,412
[2]	Sumisho Air Lease Corp.	4.400%	3/24/2028	8,811	8,751
	Sumisho Air Lease Corp.	2.100%	9/1/2028	9,663	9,144
	Sumisho Air Lease Corp.	5.100%	3/1/2029	9,937	9,951
[2]	Sumisho Air Lease Corp.	4.500%	3/24/2029	11,624	11,475
	Sumisho Air Lease Corp.	3.250%	10/1/2029	12,603	11,946
[1]	Sumisho Air Lease Corp.	3.000%	2/1/2030	12,000	11,172
	Sumisho Air Lease Corp.	3.125%	12/1/2030	14,462	13,283
[2]	Sumisho Air Lease Corp.	4.850%	3/24/2031	33,236	32,525
[1]	Sumisho Air Lease Corp.	5.200%	7/15/2031	850	842
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	6,412	6,327
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	51,770	52,383
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	21,090	21,489
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	95	94
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	3,480	3,540
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	55,001	51,928
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	1,261	1,240
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	22,861	23,124
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	64,318	61,127
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	9,963	10,160
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	40,588	37,715
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	11,191	11,247
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	31,044	27,843
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	10,844	9,659
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	8,815	7,642
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	31,473	30,927
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	8,864	8,948
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	19,342	18,769
	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	13,901	13,697
	Synchrony Financial	3.950%	12/1/2027	18,335	18,132
	Synchrony Financial	5.150%	3/19/2029	9,455	9,431
	Synchrony Financial	5.019%	7/29/2029	2,781	2,772
	Synchrony Financial	5.935%	8/2/2030	15,666	15,895
	Synchrony Financial	5.450%	3/6/2031	29,586	29,492
	Synchrony Financial	4.947%	2/25/2032	5,673	5,494
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	2,206	2,157
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	45,196	45,308
	Toronto-Dominion Bank	5.156%	1/10/2028	1,732	1,743
	Toronto-Dominion Bank	3.913%	1/13/2028	2,781	2,754
	Toronto-Dominion Bank	4.861%	1/31/2028	40,457	40,570
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	25,205	25,149
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	205	208
	Toronto-Dominion Bank	4.109%	10/13/2028	25,834	25,511
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	32,446	32,606
	Toronto-Dominion Bank	4.361%	4/23/2029	28,497	28,160
[1]	Toronto-Dominion Bank	4.847%	7/27/2029	12,115	12,108
	Toronto-Dominion Bank	4.783%	12/17/2029	3,199	3,195
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	31,906	31,742
	Toronto-Dominion Bank	4.411%	1/13/2031	700	685
	Toronto-Dominion Bank	4.866%	4/22/2033	20,000	19,491
	Toronto-Dominion Bank	5.146%	9/10/2034	30,309	30,179
	TPG Operating Group II LP	4.875%	5/15/2031	9,236	9,022
	Travelers Cos. Inc.	4.950%	7/24/2031	8,321	8,289
[1]	Truist Bank	4.144%	1/27/2029	6,896	6,837
[1]	Truist Bank	4.136%	10/23/2029	195	192
[1]	Truist Bank	2.250%	3/11/2030	14,716	13,357
[1]	Truist Financial Corp.	4.873%	1/26/2029	42,577	42,622
[1]	Truist Financial Corp.	3.875%	3/19/2029	15,054	14,688
[1]	Truist Financial Corp.	1.887%	6/7/2029	27,564	26,172
[1]	Truist Financial Corp.	7.161%	10/30/2029	11,087	11,586
[1]	Truist Financial Corp.	5.435%	1/24/2030	3,599	3,637
[1]	Truist Financial Corp.	4.957%	7/23/2030	10,694	10,659
[1]	Truist Financial Corp.	5.071%	5/20/2031	38,863	38,767
	Truist Financial Corp.	4.597%	1/27/2032	41,747	40,649
[1]	Truist Financial Corp.	4.680%	4/23/2032	100	98
23

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UBS AG	7.500%	2/15/2028	17,509	18,240
	UBS AG	5.650%	9/11/2028	1,501	1,531
	UBS AG	4.302%	3/16/2029	22,404	22,274
	UBS AG	4.678%	11/29/2030	17,735	17,570
	UBS AG	4.632%	2/16/2032	41,159	40,340
[1]	UBS AG	5.053%	8/7/2032	21,384	21,220
	Unum Group	4.000%	6/15/2029	2,647	2,581
	US Bancorp	4.653%	2/1/2029	48,905	48,854
	US Bancorp	5.775%	6/12/2029	47,156	47,967
	US Bancorp	5.384%	1/23/2030	23,282	23,546
[1]	US Bancorp	1.375%	7/22/2030	2,759	2,413
	US Bancorp	5.100%	7/23/2030	34,246	34,424
	US Bancorp	5.046%	2/12/2031	11,735	11,724
	US Bancorp	5.083%	5/15/2031	41,891	41,886
	US Bancorp	4.481%	1/26/2032	42,615	41,492
	Valley National Bancorp	6.219%	6/1/2036	8,670	8,548
	Visa Inc.	2.750%	9/15/2027	1,025	1,009
	Visa Inc.	3.800%	2/12/2029	25,928	25,503
	Visa Inc.	2.050%	4/15/2030	20,803	18,979
	Visa Inc.	4.100%	2/12/2031	22,614	22,121
	Visa Inc.	1.100%	2/15/2031	18,150	15,586
[1]	Voya Financial Inc.	4.700%	1/23/2048	5,896	5,791
	Webster Financial Corp.	4.100%	3/25/2029	4,960	4,840
	Webster Financial Corp.	5.784%	9/11/2035	4,217	4,221
[1]	Wells Fargo & Co.	4.150%	1/24/2029	63,669	62,839
	Wells Fargo & Co.	4.970%	4/23/2029	3,752	3,765
	Wells Fargo & Co.	4.577%	5/20/2029	59,130	58,934
[1]	Wells Fargo & Co.	5.574%	7/25/2029	91,892	93,154
	Wells Fargo & Co.	4.078%	9/15/2029	8,009	7,892
	Wells Fargo & Co.	6.303%	10/23/2029	21,407	22,028
	Wells Fargo & Co.	4.182%	1/23/2030	27,179	26,739
	Wells Fargo & Co.	5.198%	1/23/2030	35,881	36,119
[1]	Wells Fargo & Co.	2.879%	10/30/2030	68,378	64,159
	Wells Fargo & Co.	5.244%	1/24/2031	72,057	72,445
[1]	Wells Fargo & Co.	2.572%	2/11/2031	73,722	67,934
[1]	Wells Fargo & Co.	4.478%	4/4/2031	29,710	29,142
	Wells Fargo & Co.	5.150%	4/23/2031	56,531	56,642
	Wells Fargo & Co.	4.844%	5/20/2032	75,444	74,264
	Western Union Co.	4.750%	6/15/2029	8,749	8,621
	Western Union Co.	2.750%	3/15/2031	4,900	4,413
	Westpac Banking Corp.	5.457%	11/18/2027	36,566	36,995
	Westpac Banking Corp.	3.400%	1/25/2028	1,142	1,126
[1]	Westpac Banking Corp.	4.150%	5/11/2028	12,397	12,336
	Westpac Banking Corp.	5.535%	11/17/2028	30,947	31,571
	Westpac Banking Corp.	1.953%	11/20/2028	1,776	1,679
	Westpac Banking Corp.	5.050%	4/16/2029	12,705	12,834
	Westpac Banking Corp.	2.650%	1/16/2030	3,491	3,266
	Westpac Banking Corp.	4.354%	7/1/2030	5,967	5,889
[1]	Westpac Banking Corp.	4.450%	6/12/2031	10,855	10,656
[1]	Westpac Banking Corp.	4.322%	11/23/2031	27,168	27,137
	Westpac Banking Corp.	4.110%	7/24/2034	22,608	21,922
	Westpac Banking Corp.	2.668%	11/15/2035	24,070	21,528
	Willis North America Inc.	4.500%	9/15/2028	9,769	9,702
	Willis North America Inc.	2.950%	9/15/2029	22,397	21,087
	Willis North America Inc.	4.550%	3/15/2031	24,280	23,569
	Wintrust Financial Corp.	4.850%	6/6/2029	4,888	4,851
	Zions Bancorp NA	4.483%	2/9/2029	3,356	3,322
	Zions Bancorp NA	5.239%	10/1/2029	487	486
	Zions Bancorp NA	3.250%	10/29/2029	17,747	16,639
					19,493,186
Health Care (8.7%)
	Abbott Laboratories	1.150%	1/30/2028	16,419	15,691
	Abbott Laboratories	3.700%	3/9/2029	48,621	47,509
	Abbott Laboratories	1.400%	6/30/2030	4,677	4,129
	Abbott Laboratories	4.000%	3/15/2031	48,041	46,314
	AbbVie Inc.	3.775%	3/3/2028	32,248	31,870
	AbbVie Inc.	4.650%	3/15/2028	26,231	26,256
	AbbVie Inc.	4.500%	8/18/2028	23,500	23,448
	AbbVie Inc.	4.250%	11/14/2028	2,806	2,783
24

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.800%	3/15/2029	31,489	31,531
[4]	AbbVie Inc.	3.200%	11/21/2029	108,741	103,524
	AbbVie Inc.	4.650%	3/15/2030	20,242	20,111
	AbbVie Inc.	4.875%	3/15/2030	18,340	18,349
	AbbVie Inc.	4.125%	3/15/2031	42,105	40,706
	AbbVie Inc.	4.950%	3/15/2031	31,423	31,444
	AbbVie Inc.	4.875%	9/15/2031	11,221	11,143
[1]	Adventist Health System	4.742%	12/1/2030	11,240	11,037
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	4,039	3,985
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	4,000	3,631
	Agilent Technologies Inc.	4.200%	9/9/2027	99	99
	Agilent Technologies Inc.	2.750%	9/15/2029	4,000	3,763
	Agilent Technologies Inc.	2.100%	6/4/2030	2,315	2,089
	Agilent Technologies Inc.	2.300%	3/12/2031	18,647	16,599
	Amgen Inc.	3.200%	11/2/2027	5,944	5,852
	Amgen Inc.	5.150%	3/2/2028	84,359	84,904
	Amgen Inc.	1.650%	8/15/2028	22,226	20,971
	Amgen Inc.	3.000%	2/22/2029	11,397	10,930
	Amgen Inc.	4.050%	8/18/2029	189	185
	Amgen Inc.	2.450%	2/21/2030	13,276	12,228
	Amgen Inc.	5.250%	3/2/2030	65,529	66,128
	Amgen Inc.	4.200%	2/19/2031	17,276	16,738
	Amgen Inc.	2.300%	2/25/2031	19,945	17,807
[1]	Ascension Health	4.078%	11/15/2028	3,512	3,474
[1]	Ascension Health	2.532%	11/15/2029	14,186	13,220
[1]	Ascension Health	4.294%	11/15/2030	20,206	19,704
	AstraZeneca Finance LLC	4.875%	3/3/2028	24,605	24,738
	AstraZeneca Finance LLC	1.750%	5/28/2028	29,785	28,417
	AstraZeneca Finance LLC	4.850%	2/26/2029	14,112	14,179
	AstraZeneca Finance LLC	4.900%	2/26/2031	13,957	13,952
	AstraZeneca Finance LLC	4.000%	3/2/2031	14,804	14,259
	AstraZeneca Finance LLC	2.250%	5/28/2031	11,033	9,787
	AstraZeneca plc	4.000%	1/17/2029	7,834	7,736
	AstraZeneca plc	1.375%	8/6/2030	33,770	29,623
	Augusta SpinCo Corp.	4.321%	9/23/2027	13,446	13,408
	Augusta SpinCo Corp.	4.398%	3/23/2029	7,723	7,637
	Augusta SpinCo Corp.	4.656%	3/23/2031	10,128	9,952
	Banner Health	1.897%	1/1/2031	5,557	4,899
	Baxter International Inc.	2.272%	12/1/2028	22,237	20,956
	Baxter International Inc.	4.450%	2/15/2029	2,766	2,728
	Baxter International Inc.	3.950%	4/1/2030	3,679	3,531
	Baxter International Inc.	4.900%	12/15/2030	15,200	14,926
	Baxter International Inc.	1.730%	4/1/2031	5,965	5,066
	Becton Dickinson & Co.	4.693%	2/13/2028	17,909	17,903
	Becton Dickinson & Co.	4.874%	2/8/2029	6,296	6,299
	Becton Dickinson & Co.	2.823%	5/20/2030	16,848	15,609
	Becton Dickinson & Co.	1.957%	2/11/2031	17,091	14,979
	Biogen Inc.	2.250%	5/1/2030	24,052	21,816
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	10,330	9,874
	Boston Scientific Corp.	4.000%	3/1/2028	5,308	5,265
	Boston Scientific Corp.	2.650%	6/1/2030	25,482	23,489
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	19,294	19,077
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	1,482	1,431
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	19,810	17,288
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	29,844	30,802
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	28,580	28,778
	Cardinal Health Inc.	5.125%	2/15/2029	15,202	15,303
	Cardinal Health Inc.	5.000%	11/15/2029	6,461	6,470
	Cardinal Health Inc.	4.500%	9/15/2030	11,926	11,699
	Cencora Inc.	3.450%	12/15/2027	31,755	31,305
	Cencora Inc.	4.625%	12/15/2027	13,529	13,534
	Cencora Inc.	3.950%	2/13/2029	9,865	9,670
	Cencora Inc.	4.850%	12/15/2029	25,352	25,319
	Cencora Inc.	2.800%	5/15/2030	10,682	9,890
	Cencora Inc.	4.250%	11/15/2030	12,150	11,783
	Cencora Inc.	2.700%	3/15/2031	10,990	9,940
	Cigna Group	4.375%	10/15/2028	84,785	84,120
	Cigna Group	5.000%	5/15/2029	24,798	24,952
	Cigna Group	2.400%	3/15/2030	2,126	1,952
	Cigna Group	4.500%	9/15/2030	21,070	20,699
25

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	2.375%	3/15/2031	31,872	28,450
	Cigna Group	5.125%	5/15/2031	8,264	8,299
	CommonSpirit Health	6.073%	11/1/2027	280	284
	CommonSpirit Health	3.347%	10/1/2029	2,501	2,380
	CommonSpirit Health	4.352%	9/1/2030	25,584	24,818
	CommonSpirit Health	2.782%	10/1/2030	931	851
	CommonSpirit Health	5.205%	12/1/2031	4,135	4,126
	CVS Health Corp.	4.300%	3/25/2028	101,603	100,925
	CVS Health Corp.	5.000%	1/30/2029	995	999
	CVS Health Corp.	5.400%	6/1/2029	1,674	1,697
	CVS Health Corp.	3.250%	8/15/2029	47,702	45,578
	CVS Health Corp.	5.125%	2/21/2030	36,175	36,311
	CVS Health Corp.	3.750%	4/1/2030	6,170	5,915
	CVS Health Corp.	1.750%	8/21/2030	29,089	25,627
	CVS Health Corp.	5.250%	1/30/2031	839	844
	CVS Health Corp.	1.875%	2/28/2031	34,090	29,648
	CVS Health Corp.	2.125%	9/15/2031	16,087	13,919
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	8,978	8,299
	DH Europe Finance II Sarl	2.600%	11/15/2029	21,290	19,887
	Edwards Lifesciences Corp.	4.300%	6/15/2028	17,127	17,000
	Elevance Health Inc.	3.650%	12/1/2027	33,682	33,314
	Elevance Health Inc.	4.101%	3/1/2028	19,127	18,968
	Elevance Health Inc.	4.000%	9/15/2028	5,711	5,632
	Elevance Health Inc.	5.150%	6/15/2029	977	985
	Elevance Health Inc.	2.875%	9/15/2029	17,140	16,180
	Elevance Health Inc.	4.750%	2/15/2030	15,937	15,828
	Elevance Health Inc.	2.250%	5/15/2030	33,201	30,185
	Elevance Health Inc.	2.550%	3/15/2031	9,547	8,575
	Eli Lilly & Co.	4.550%	2/12/2028	4,860	4,870
	Eli Lilly & Co.	4.000%	10/15/2028	15,354	15,202
	Eli Lilly & Co.	4.500%	2/9/2029	24,493	24,483
	Eli Lilly & Co.	3.375%	3/15/2029	5,192	5,043
	Eli Lilly & Co.	4.150%	5/20/2029	8,473	8,384
	Eli Lilly & Co.	4.200%	8/14/2029	30,016	29,700
	Eli Lilly & Co.	4.750%	2/12/2030	27,255	27,297
	Eli Lilly & Co.	4.250%	3/15/2031	2,658	2,600
	Eli Lilly & Co.	4.375%	5/20/2031	33,211	32,530
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	50,088	50,641
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	1,082	1,068
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	19,993	19,983
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	34,021	34,898
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	5,387	5,331
	Gilead Sciences Inc.	1.200%	10/1/2027	14,560	14,067
	Gilead Sciences Inc.	4.250%	5/20/2028	8,633	8,594
	Gilead Sciences Inc.	4.400%	5/20/2029	19,318	19,141
	Gilead Sciences Inc.	4.800%	11/15/2029	14,413	14,439
	Gilead Sciences Inc.	1.650%	10/1/2030	22,759	20,056
	Gilead Sciences Inc.	4.600%	5/20/2031	17,040	16,767
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	38,934	38,547
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	5,905	5,852
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	13,699	13,265
	HCA Inc.	5.000%	3/1/2028	1,545	1,550
	HCA Inc.	5.625%	9/1/2028	38,520	39,010
	HCA Inc.	5.875%	2/1/2029	859	875
	HCA Inc.	3.375%	3/15/2029	13,248	12,778
	HCA Inc.	4.125%	6/15/2029	53,699	52,660
	HCA Inc.	5.250%	3/1/2030	21,828	21,970
	HCA Inc.	3.500%	9/1/2030	55,730	52,567
	HCA Inc.	4.300%	11/15/2030	4,915	4,765
	HCA Inc.	5.450%	4/1/2031	24,254	24,506
	HCA Inc.	4.700%	5/15/2031	8,155	7,990
	HCA Inc.	2.375%	7/15/2031	24,349	21,415
	Humana Inc.	5.750%	3/1/2028	225	228
	Humana Inc.	5.750%	12/1/2028	834	848
	Humana Inc.	3.700%	3/23/2029	19,588	18,996
	Humana Inc.	3.125%	8/15/2029	364	346
	Humana Inc.	4.875%	4/1/2030	13,539	13,409
	Humana Inc.	5.375%	4/15/2031	25,704	25,746
	Icon Investments Six DAC	5.849%	5/8/2029	1,770	1,802
[2]	Icon Investments Six DAC	5.064%	8/13/2029	8,763	8,747
26

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Icon Investments Six DAC	5.421%	8/13/2031	17,425	17,344
	Illumina Inc.	5.750%	12/13/2027	8,070	8,168
	Illumina Inc.	4.950%	9/19/2029	2,675	2,664
	Illumina Inc.	4.750%	12/12/2030	12,058	11,866
	IQVIA Inc.	5.700%	5/15/2028	13,401	13,559
	IQVIA Inc.	6.250%	2/1/2029	589	605
	Johnson & Johnson	2.900%	1/15/2028	40,024	39,272
	Johnson & Johnson	4.550%	3/1/2028	10,220	10,247
	Johnson & Johnson	4.800%	6/1/2029	30,458	30,729
	Johnson & Johnson	6.950%	9/1/2029	300	321
	Johnson & Johnson	4.700%	3/1/2030	30,647	30,749
	Johnson & Johnson	4.900%	6/1/2031	11,475	11,596
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	590	585
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	1,723	1,620
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	16,323	15,975
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	8,150	7,325
	McKesson Corp.	3.950%	2/16/2028	339	336
	McKesson Corp.	4.900%	7/15/2028	1,345	1,351
	McKesson Corp.	4.250%	9/15/2029	12,367	12,176
	McKesson Corp.	4.650%	5/30/2030	28,602	28,365
	Medtronic Global Holdings SCA	4.250%	3/30/2028	15,591	15,523
	Merck & Co. Inc.	3.850%	9/15/2027	4,706	4,685
	Merck & Co. Inc.	4.050%	5/17/2028	18,549	18,435
	Merck & Co. Inc.	4.300%	5/22/2028	20,138	20,086
	Merck & Co. Inc.	1.900%	12/10/2028	1,614	1,522
	Merck & Co. Inc.	3.400%	3/7/2029	49,007	47,628
	Merck & Co. Inc.	3.850%	3/15/2029	19,194	18,866
	Merck & Co. Inc.	4.300%	5/17/2030	334	329
	Merck & Co. Inc.	1.450%	6/24/2030	22,987	20,332
	Merck & Co. Inc.	4.150%	9/15/2030	1,370	1,337
	Merck & Co. Inc.	4.150%	3/15/2031	28,654	27,801
	Merck & Co. Inc.	4.650%	5/22/2031	12,472	12,345
	Merck Sharp & Dohme LLC	5.950%	12/1/2028	2,354	2,422
	Mylan Inc.	4.550%	4/15/2028	13,730	13,617
	Novartis Capital Corp.	3.900%	11/5/2028	370	365
	Novartis Capital Corp.	4.100%	3/16/2029	22,867	22,588
	Novartis Capital Corp.	3.800%	9/18/2029	36,226	35,364
	Novartis Capital Corp.	2.200%	8/14/2030	25,868	23,464
	Novartis Capital Corp.	4.100%	11/5/2030	16,301	15,845
	Novartis Capital Corp.	4.400%	3/18/2031	42,344	41,522
	Novartis Capital Corp.	4.000%	9/18/2031	1,000	965
	PeaceHealth Obligated Group	4.335%	11/15/2028	6,096	6,039
	Pfizer Inc.	3.875%	11/15/2027	32,122	31,925
	Pfizer Inc.	3.600%	9/15/2028	3,685	3,621
	Pfizer Inc.	3.450%	3/15/2029	22,335	21,727
	Pfizer Inc.	2.625%	4/1/2030	23,858	22,124
	Pfizer Inc.	1.700%	5/28/2030	31,680	28,277
	Pfizer Inc.	4.200%	11/15/2030	29,155	28,459
	Pfizer Inc.	1.750%	8/18/2031	21,000	18,110
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	88,792	88,570
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	27,959	27,743
	Pharmacia LLC	6.600%	12/1/2028	4,150	4,320
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	6,510	6,068
	Quest Diagnostics Inc.	4.600%	12/15/2027	250	250
	Quest Diagnostics Inc.	4.200%	6/30/2029	1,529	1,503
	Quest Diagnostics Inc.	4.625%	12/15/2029	21,178	21,017
	Quest Diagnostics Inc.	2.950%	6/30/2030	18,130	16,863
	Quest Diagnostics Inc.	2.800%	6/30/2031	7,990	7,223
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	21,815	19,190
	Revvity Inc.	1.900%	9/15/2028	4,897	4,618
	Revvity Inc.	3.300%	9/15/2029	11,760	11,181
	Revvity Inc.	2.550%	3/15/2031	3,309	2,961
	Royalty Pharma plc	1.750%	9/2/2027	35,701	34,763
	Royalty Pharma plc	5.150%	9/2/2029	1,364	1,371
	Royalty Pharma plc	2.200%	9/2/2030	26,034	23,351
	Royalty Pharma plc	4.450%	3/25/2031	1,902	1,851
[1]	Rush System for Health Obligated Group	3.922%	11/15/2029	2,707	2,632
	Sanofi SA	3.750%	11/3/2027	10,791	10,707
	Sanofi SA	3.625%	6/19/2028	6,717	6,620
	Sanofi SA	3.800%	11/3/2028	11,216	11,032
27

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Smith & Nephew plc	2.032%	10/14/2030	8,817	7,798
	Solventum Corp.	5.400%	3/1/2029	2,577	2,605
	Solventum Corp.	5.450%	3/13/2031	8,616	8,705
	SSM Health Care Corp.	4.894%	6/1/2028	1,715	1,718
[1,3]	SSM Health Care Corp.	4.755%	6/1/2029	7,091	7,072
[1,3]	SSM Health Care Corp.	4.999%	6/1/2031	2,930	2,919
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	3,824	3,442
	Stryker Corp.	4.700%	2/10/2028	21,473	21,499
	Stryker Corp.	3.650%	3/7/2028	14,805	14,588
	Stryker Corp.	4.850%	12/8/2028	15,664	15,701
	Stryker Corp.	4.250%	9/11/2029	17,545	17,271
	Stryker Corp.	4.850%	2/10/2030	22,179	22,137
	Stryker Corp.	1.950%	6/15/2030	19,766	17,746
[1]	Sutter Health	2.294%	8/15/2030	9,608	8,693
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	30,214	30,311
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	45,830	41,387
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	21,692	21,783
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	31,771	29,932
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	25,948	24,343
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	5,853	5,875
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	32,510	31,560
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	8,600	8,344
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	1,000	870
	UnitedHealth Group Inc.	5.250%	2/15/2028	19,456	19,653
	UnitedHealth Group Inc.	3.850%	6/15/2028	19,510	19,269
	UnitedHealth Group Inc.	3.875%	12/15/2028	30,380	29,865
	UnitedHealth Group Inc.	4.250%	1/15/2029	26,529	26,251
	UnitedHealth Group Inc.	4.700%	4/15/2029	3,996	3,993
	UnitedHealth Group Inc.	4.000%	5/15/2029	23,981	23,534
	UnitedHealth Group Inc.	2.875%	8/15/2029	19,528	18,536
	UnitedHealth Group Inc.	4.800%	1/15/2030	2,046	2,043
	UnitedHealth Group Inc.	5.300%	2/15/2030	26,836	27,189
	UnitedHealth Group Inc.	2.000%	5/15/2030	30,447	27,476
	UnitedHealth Group Inc.	4.650%	1/15/2031	26,108	25,797
	UnitedHealth Group Inc.	4.900%	4/15/2031	13,847	13,814
	Universal Health Services Inc.	4.625%	10/15/2029	7,063	6,945
	Universal Health Services Inc.	2.650%	10/15/2030	16,093	14,459
	Universal Health Services Inc.	5.500%	9/1/2031	4,825	4,824
	Viatris Inc.	2.700%	6/22/2030	18,602	16,900
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	18,623	18,822
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	27,992	28,053
	Zoetis Inc.	3.000%	9/12/2027	24,696	24,361
	Zoetis Inc.	4.150%	8/17/2028	19,156	18,968
	Zoetis Inc.	3.900%	8/20/2028	12,582	12,395
	Zoetis Inc.	2.000%	5/15/2030	18,314	16,482
					4,511,620
Industrials (6.4%)
	3M Co.	2.875%	10/15/2027	21,779	21,394
[1]	3M Co.	3.625%	9/14/2028	3,546	3,478
[1]	3M Co.	3.375%	3/1/2029	4,178	4,045
	3M Co.	2.375%	8/26/2029	20,181	18,855
	3M Co.	4.800%	3/15/2030	27,507	27,453
	3M Co.	3.050%	4/15/2030	995	934
	ABB Finance USA Inc.	3.800%	4/3/2028	3,710	3,668
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	2,053	1,823
	Allegion plc	3.500%	10/1/2029	9,502	9,099
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	720	712
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	2,604	2,572
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	289	284
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	231	222
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	14	14
	Amphenol Corp.	4.375%	6/12/2028	15,101	15,035
	Amphenol Corp.	3.900%	11/15/2028	9,407	9,258
	Amphenol Corp.	4.350%	6/1/2029	11,699	11,584
	Amphenol Corp.	2.800%	2/15/2030	36,849	34,398
	Amphenol Corp.	4.125%	11/15/2030	36,428	35,295
	Boeing Co.	3.250%	2/1/2028	40,278	39,458
	Boeing Co.	3.250%	3/1/2028	70	69
	Boeing Co.	3.450%	11/1/2028	386	375
28

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.200%	3/1/2029	46	44
	Boeing Co.	6.298%	5/1/2029	16,873	17,428
	Boeing Co.	2.950%	2/1/2030	13,495	12,617
	Boeing Co.	5.150%	5/1/2030	96,711	96,989
	Boeing Co.	3.625%	2/1/2031	44,775	42,157
	Boeing Co.	6.388%	5/1/2031	25,300	26,532
	Canadian National Railway Co.	6.900%	7/15/2028	619	644
	Canadian National Railway Co.	4.350%	5/12/2029	3,150	3,113
	Canadian National Railway Co.	4.200%	3/12/2031	7,500	7,269
	Canadian Pacific Railway Co.	4.000%	6/1/2028	432	427
	Canadian Pacific Railway Co.	4.000%	3/15/2029	14,055	13,791
	Canadian Pacific Railway Co.	2.050%	3/5/2030	9,666	8,791
	Canadian Pacific Railway Co.	4.800%	3/30/2030	25,623	25,513
	Carrier Global Corp.	2.722%	2/15/2030	46,290	43,035
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	4,827	4,671
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	19,433	19,429
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	21,594	21,639
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	7,306	7,234
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	865	864
[1]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	7,690	7,657
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	8,579	8,509
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	5,565	5,486
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	10,102	9,892
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	20,650	20,754
[1]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	13,609	13,467
[1]	Caterpillar Financial Services Corp.	4.650%	8/14/2029	17,400	17,356
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	4,288	4,253
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	34,627	34,635
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	2,969	2,990
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	13,030	12,673
[1]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	11,659	11,456
	Caterpillar Inc.	2.600%	9/19/2029	1,226	1,155
	Caterpillar Inc.	2.600%	4/9/2030	2,174	2,021
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	20,870	20,641
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,480	2,478
	CNH Industrial Capital LLC	4.750%	3/21/2028	17,913	17,892
	CNH Industrial Capital LLC	4.550%	4/10/2028	27,968	27,822
	CNH Industrial Capital LLC	5.500%	1/12/2029	2,468	2,497
	CNH Industrial Capital LLC	5.100%	4/20/2029	7,416	7,435
	CNH Industrial Capital LLC	4.500%	10/16/2030	13,458	13,099
	CNH Industrial Capital LLC	4.950%	6/25/2031	27,306	26,948
[1]	CNH Industrial NV	3.850%	11/15/2027	7,998	7,919
	CSX Corp.	3.800%	3/1/2028	115	114
	CSX Corp.	4.250%	3/15/2029	31,538	31,219
	CSX Corp.	2.400%	2/15/2030	10,925	10,102
	Cummins Inc.	4.250%	5/9/2028	4,475	4,456
	Cummins Inc.	4.900%	2/20/2029	1,605	1,615
	Cummins Inc.	1.500%	9/1/2030	17,242	15,179
	Cummins Inc.	4.700%	2/15/2031	3,172	3,151
	Deere & Co.	3.100%	4/15/2030	20,320	19,181
	Deere Funding Canada Corp.	4.150%	10/9/2030	11,831	11,500
	Deere Funding Canada Corp.	4.850%	7/15/2031	7,036	6,992
	Delta Air Lines Inc.	4.375%	4/19/2028	16,259	16,145
	Delta Air Lines Inc.	4.950%	7/10/2028	25,126	25,166
	Delta Air Lines Inc.	3.750%	10/28/2029	23,990	23,070
	Delta Air Lines Inc.	5.250%	7/10/2030	25,630	25,669
	Eaton Capital ULC	4.450%	5/9/2030	9,610	9,452
	Eaton Corp.	3.103%	9/15/2027	5,234	5,165
	Eaton Corp.	3.850%	3/6/2028	26,195	25,909
	Eaton Corp.	3.950%	3/6/2029	31,150	30,559
	Eaton Corp.	4.200%	3/6/2031	44,473	43,067
	Emerson Electric Co.	1.800%	10/15/2027	5,227	5,078
	Emerson Electric Co.	2.000%	12/21/2028	7,738	7,303
	Emerson Electric Co.	1.950%	10/15/2030	2,055	1,833
[1]	FedEx Corp.	3.100%	8/5/2029	24,327	23,153
[1]	FedEx Corp.	4.250%	5/15/2030	9,372	9,156
[2]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	1,436	1,409
[2]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	22,020	21,407
	Flowserve Corp.	3.500%	10/1/2030	10,971	10,298
	Fortive Corp.	4.750%	5/15/2031	5,865	5,740
29

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE Vernova Inc.	4.250%	2/4/2031	21,369	20,807
	General Dynamics Corp.	3.750%	5/15/2028	24,956	24,669
	General Dynamics Corp.	3.625%	4/1/2030	11,846	11,372
	General Electric Co.	4.300%	7/29/2030	17,351	17,022
	GXO Logistics Inc.	6.250%	5/6/2029	855	878
	HEICO Corp.	5.250%	8/1/2028	2,544	2,568
	HEICO Corp.	4.950%	8/1/2031	3,919	3,893
	Hexcel Corp.	4.900%	5/15/2031	3,241	3,183
	Honeywell Aerospace Inc.	3.900%	3/16/2028	25,545	25,259
	Honeywell Aerospace Inc.	4.000%	3/16/2029	22,716	22,284
	Honeywell Aerospace Inc.	4.300%	3/16/2031	52,911	51,427
	Honeywell International Inc.	2.700%	8/15/2029	9,397	8,888
	Honeywell International Inc.	1.950%	6/1/2030	3,362	3,025
	Howmet Aerospace Inc.	6.750%	1/15/2028	1,035	1,063
	Howmet Aerospace Inc.	3.000%	1/15/2029	14,982	14,386
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	24,137	23,769
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	4,231	4,009
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	23,506	23,709
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	769	745
	IDEX Corp.	4.950%	9/1/2029	8,132	8,122
	Illinois Tool Works Inc.	4.650%	8/13/2029	12,225	12,197
	Ingersoll Rand Inc.	5.400%	8/14/2028	3,443	3,485
	Ingersoll Rand Inc.	5.176%	6/15/2029	24,725	25,003
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	22,430	23,027
	Jacobs Solutions Inc.	4.750%	3/3/2031	16,226	15,841
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	260	259
[1]	John Deere Capital Corp.	4.150%	9/15/2027	25,270	25,213
[1]	John Deere Capital Corp.	3.050%	1/6/2028	158	155
	John Deere Capital Corp.	4.650%	1/7/2028	6,389	6,408
[1]	John Deere Capital Corp.	4.750%	1/20/2028	38,771	38,938
[1]	John Deere Capital Corp.	4.900%	3/3/2028	21,536	21,676
[1]	John Deere Capital Corp.	4.250%	6/5/2028	25,954	25,843
[1]	John Deere Capital Corp.	4.950%	7/14/2028	36,878	37,180
	John Deere Capital Corp.	4.500%	1/16/2029	2,805	2,798
[1]	John Deere Capital Corp.	4.125%	1/18/2029	4,696	4,646
[1]	John Deere Capital Corp.	3.900%	3/9/2029	12,793	12,565
[1]	John Deere Capital Corp.	3.350%	4/18/2029	17,814	17,245
[1]	John Deere Capital Corp.	4.850%	6/11/2029	25	25
[1]	John Deere Capital Corp.	4.400%	6/15/2029	6,362	6,316
[1]	John Deere Capital Corp.	2.800%	7/18/2029	719	683
[1]	John Deere Capital Corp.	2.450%	1/9/2030	28,446	26,421
[1]	John Deere Capital Corp.	4.550%	6/5/2030	33,015	32,734
[1]	John Deere Capital Corp.	4.700%	6/10/2030	9,104	9,074
	John Deere Capital Corp.	1.450%	1/15/2031	1,432	1,240
[1]	John Deere Capital Corp.	4.900%	3/7/2031	1,822	1,822
[1]	John Deere Capital Corp.	4.200%	3/10/2031	28,361	27,555
[1]	John Deere Capital Corp.	4.375%	4/15/2031	15,008	14,685
	Johnson Controls International plc	5.500%	4/19/2029	21,681	22,021
	Johnson Controls International plc	1.750%	9/15/2030	3,647	3,218
	Keysight Technologies Inc.	3.000%	10/30/2029	1,109	1,046
	Keysight Technologies Inc.	5.350%	7/30/2030	9,575	9,671
	Kirby Corp.	4.200%	3/1/2028	329	326
	L3Harris Technologies Inc.	4.400%	6/15/2028	424	422
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	23,218	23,086
	L3Harris Technologies Inc.	5.050%	6/1/2029	23,053	23,174
	L3Harris Technologies Inc.	2.900%	12/15/2029	4,972	4,670
	L3Harris Technologies Inc.	1.800%	1/15/2031	3,443	3,014
	Lennox International Inc.	5.500%	9/15/2028	24,326	24,628
	LKQ Corp.	5.750%	6/15/2028	12,495	12,634
	Lockheed Martin Corp.	5.100%	11/15/2027	9,242	9,319
	Lockheed Martin Corp.	4.450%	5/15/2028	1,102	1,101
	Lockheed Martin Corp.	4.150%	8/15/2028	19,890	19,738
	Lockheed Martin Corp.	4.500%	2/15/2029	17,371	17,314
	Lockheed Martin Corp.	4.400%	8/15/2030	23,201	22,866
	MasTec Inc.	5.900%	6/15/2029	18,144	18,500
	Nordson Corp.	5.600%	9/15/2028	2,306	2,340
	Nordson Corp.	4.500%	12/15/2029	9,444	9,312
	Norfolk Southern Corp.	3.800%	8/1/2028	27,320	26,919
	Norfolk Southern Corp.	2.550%	11/1/2029	10,736	10,036
	Norfolk Southern Corp.	2.300%	5/15/2031	3,505	3,113
30

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	3.250%	1/15/2028	51,283	50,362
	Northrop Grumman Corp.	4.600%	2/1/2029	756	754
	Northrop Grumman Corp.	4.400%	5/1/2030	16,921	16,659
	Northrop Grumman Corp.	4.650%	7/15/2030	21,677	21,486
	nVent Finance Sarl	4.550%	4/15/2028	4,201	4,176
	Oshkosh Corp.	4.600%	5/15/2028	4,807	4,783
	Oshkosh Corp.	3.100%	3/1/2030	4,400	4,137
	Otis Worldwide Corp.	5.250%	8/16/2028	18,434	18,608
	Otis Worldwide Corp.	4.488%	5/7/2029	9,675	9,599
	Otis Worldwide Corp.	2.565%	2/15/2030	38,541	35,580
	PACCAR Financial Corp.	4.600%	1/10/2028	9,347	9,362
	PACCAR Financial Corp.	4.550%	3/3/2028	5,470	5,475
	PACCAR Financial Corp.	4.000%	8/8/2028	14,046	13,907
[1]	PACCAR Financial Corp.	4.950%	8/10/2028	7,964	8,017
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	4,804	4,747
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	18,667	18,665
[1]	PACCAR Financial Corp.	3.900%	2/5/2029	13,239	13,016
[1]	PACCAR Financial Corp.	4.300%	6/18/2029	6,144	6,088
	PACCAR Financial Corp.	4.000%	9/26/2029	654	643
	PACCAR Financial Corp.	4.550%	5/8/2030	7,564	7,527
[1]	PACCAR Financial Corp.	4.850%	8/10/2031	4,517	4,506
	Parker-Hannifin Corp.	4.250%	9/15/2027	25,247	25,189
	Parker-Hannifin Corp.	3.250%	6/14/2029	3,617	3,473
	Parker-Hannifin Corp.	4.500%	9/15/2029	27,738	27,509
	Regal Rexnord Corp.	6.050%	4/15/2028	24,702	25,126
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	29,457	30,350
	Republic Services Inc.	3.375%	11/15/2027	8,001	7,898
	Republic Services Inc.	3.950%	5/15/2028	9,038	8,943
	Republic Services Inc.	4.875%	4/1/2029	20,337	20,401
	Republic Services Inc.	5.000%	11/15/2029	1,253	1,261
	Republic Services Inc.	2.300%	3/1/2030	23,743	21,770
	Republic Services Inc.	4.750%	7/15/2030	1,648	1,641
	Republic Services Inc.	1.450%	2/15/2031	625	538
	Republic Services Inc.	4.750%	7/15/2031	3,979	3,942
	Rockwell Automation Inc.	3.500%	3/1/2029	3,725	3,622
	RTX Corp.	4.125%	11/16/2028	40,726	40,233
	RTX Corp.	5.750%	1/15/2029	17,460	17,860
	RTX Corp.	7.500%	9/15/2029	157	169
	RTX Corp.	2.250%	7/1/2030	22,887	20,782
	RTX Corp.	6.000%	3/15/2031	35,808	37,283
[1]	Ryder System Inc.	5.650%	3/1/2028	16,499	16,715
[1]	Ryder System Inc.	5.250%	6/1/2028	23,605	23,794
	Ryder System Inc.	6.300%	12/1/2028	283	292
[1]	Ryder System Inc.	5.375%	3/15/2029	9,836	9,960
[1]	Ryder System Inc.	5.500%	6/1/2029	3,730	3,788
[1]	Ryder System Inc.	4.950%	9/1/2029	4,290	4,298
[1]	Ryder System Inc.	4.900%	12/1/2029	4,500	4,503
	Ryder System Inc.	5.000%	3/15/2030	4,904	4,906
[1]	Ryder System Inc.	4.850%	6/15/2030	4,300	4,276
	Ryder System Inc.	4.300%	12/1/2030	13,875	13,497
	Ryder System Inc.	5.000%	9/15/2031	14,600	14,477
	Southwest Airlines Co.	3.450%	11/16/2027	3,291	3,241
	Southwest Airlines Co.	4.375%	11/15/2028	3,960	3,912
	Southwest Airlines Co.	2.625%	2/10/2030	11,762	10,806
	Teledyne Technologies Inc.	2.250%	4/1/2028	17,336	16,681
	Teledyne Technologies Inc.	2.750%	4/1/2031	6,935	6,262
	Textron Inc.	3.900%	9/17/2029	4,860	4,711
	Textron Inc.	3.000%	6/1/2030	13,222	12,323
	Timken Co.	4.500%	12/15/2028	8,446	8,377
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	19,028	18,591
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	15,512	15,272
	Trimble Inc.	4.900%	6/15/2028	17,787	17,737
	Tyco Electronics Group SA	4.500%	2/9/2031	4,800	4,711
	Union Pacific Corp.	3.950%	9/10/2028	3,998	3,951
	Union Pacific Corp.	6.625%	2/1/2029	973	1,018
	Union Pacific Corp.	3.700%	3/1/2029	30,793	30,111
	Union Pacific Corp.	2.400%	2/5/2030	543	502
	Union Pacific Corp.	2.375%	5/20/2031	15,763	14,095
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	17,081	17,231
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	1,266	1,219
31

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	3.050%	11/15/2027	33,105	32,583
	United Parcel Service Inc.	3.400%	3/15/2029	26,733	25,930
	United Parcel Service Inc.	2.500%	9/1/2029	263	247
	United Parcel Service Inc.	4.450%	4/1/2030	17,349	17,184
	United Parcel Service Inc.	4.850%	8/15/2031	15,537	15,480
	Veralto Corp.	5.350%	9/18/2028	31,228	31,562
	Vontier Corp.	2.400%	4/1/2028	40	38
	Vontier Corp.	2.950%	4/1/2031	600	542
	Waste Connections Inc.	4.250%	12/1/2028	25,576	25,319
	Waste Connections Inc.	3.500%	5/1/2029	15,283	14,806
	Waste Connections Inc.	2.600%	2/1/2030	9,160	8,519
	Waste Management Inc.	3.150%	11/15/2027	11,769	11,590
	Waste Management Inc.	1.150%	3/15/2028	6,964	6,616
	Waste Management Inc.	4.500%	3/15/2028	6,700	6,694
	Waste Management Inc.	3.875%	1/15/2029	2,425	2,381
	Waste Management Inc.	4.875%	2/15/2029	25,076	25,195
	Waste Management Inc.	2.000%	6/1/2029	8,470	7,897
	Waste Management Inc.	4.625%	2/15/2030	24,374	24,249
	Waste Management Inc.	4.650%	3/15/2030	3,882	3,863
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	17,276	17,241
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	5,222	5,198
	Xylem Inc.	1.950%	1/30/2028	11,485	11,062
					3,338,455
Materials (2.5%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	21,133	21,094
	Air Products and Chemicals Inc.	2.050%	5/15/2030	16,019	14,495
	Air Products and Chemicals Inc.	4.750%	2/8/2031	250	248
	Amcor Finance USA Inc.	4.500%	5/15/2028	15,014	14,941
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	1,395	1,396
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	29,264	28,836
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	30,840	30,892
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	10,039	9,010
	Amcor Group Finance plc	5.450%	5/23/2029	3,594	3,642
	Amrize Finance US LLC	4.700%	4/7/2028	1,890	1,889
	Amrize Finance US LLC	4.950%	4/7/2030	35,935	35,847
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	14,615	13,794
	AptarGroup Inc.	4.750%	3/30/2031	3,192	3,131
	ArcelorMittal SA	6.550%	11/29/2027	40,029	40,853
	Berry Global Inc.	5.500%	4/15/2028	22,874	23,132
	Berry Global Inc.	5.800%	6/15/2031	13,825	14,183
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	26,402	26,469
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	8,479	8,510
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	401	406
	Cabot Corp.	4.000%	7/1/2029	4,442	4,327
	Cabot Corp.	4.950%	8/15/2029	4,410	4,395
	Carlisle Cos. Inc.	3.750%	12/1/2027	14,333	14,177
	Carlisle Cos. Inc.	2.750%	3/1/2030	15,843	14,695
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	7,719	7,611
	CRH America Finance Inc.	4.400%	2/9/2031	9,236	8,983
	CRH SMW Finance DAC	5.200%	5/21/2029	28,787	29,028
	CRH SMW Finance DAC	5.125%	1/9/2030	30,087	30,214
	Dow Chemical Co.	4.800%	11/30/2028	5,296	5,294
	Dow Chemical Co.	7.375%	11/1/2029	7,307	7,873
	Dow Chemical Co.	2.100%	11/15/2030	21,294	18,780
	Dow Chemical Co.	4.800%	1/15/2031	3,355	3,291
	DuPont de Nemours Inc.	4.725%	11/15/2028	1,554	1,551
[2]	DuPont de Nemours Inc.	4.725%	11/15/2028	22,483	22,397
	Eastman Chemical Co.	4.500%	12/1/2028	4,994	4,953
	Eastman Chemical Co.	5.000%	8/1/2029	24,099	24,112
	Eastman Chemical Co.	4.500%	2/20/2031	17,714	17,160
	Ecolab Inc.	3.250%	12/1/2027	2,350	2,314
	Ecolab Inc.	5.250%	1/15/2028	20,249	20,433
	Ecolab Inc.	4.300%	6/15/2028	13,348	13,295
	Ecolab Inc.	4.600%	6/15/2029	5,955	5,934
	Ecolab Inc.	1.300%	1/30/2031	1,323	1,133
	Ecolab Inc.	4.800%	6/15/2031	19,485	19,331
	EIDP Inc.	2.300%	7/15/2030	19,228	17,328
	Freeport-McMoRan Inc.	5.000%	9/1/2027	12,252	12,249
	Freeport-McMoRan Inc.	4.125%	3/1/2028	10,474	10,368
32

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,049	5,008
	Freeport-McMoRan Inc.	5.250%	9/1/2029	2,416	2,423
	Freeport-McMoRan Inc.	4.250%	3/1/2030	12,325	12,038
	Georgia-Pacific LLC	7.750%	11/15/2029	1,990	2,160
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	1,875	1,862
	Linde Inc.	1.100%	8/10/2030	14,535	12,643
	LYB International Finance III LLC	2.250%	10/1/2030	115	103
	LYB International Finance III LLC	5.125%	1/15/2031	19,451	19,294
	Martin Marietta Materials Inc.	3.500%	12/15/2027	4,765	4,697
	Martin Marietta Materials Inc.	4.850%	8/15/2029	4,530	4,532
[1]	Martin Marietta Materials Inc.	2.500%	3/15/2030	7,744	7,117
	Martin Marietta Materials Inc.	2.400%	7/15/2031	25,000	22,042
	Mosaic Co.	4.350%	1/15/2029	1,188	1,169
	Mosaic Co.	4.600%	11/15/2030	22,585	22,004
	Mosaic Co.	5.350%	8/17/2031	18,400	18,303
	NewMarket Corp.	2.700%	3/18/2031	898	805
	Newmont Corp.	3.250%	5/13/2030	14,591	13,801
	Nucor Corp.	3.950%	5/1/2028	23,274	23,058
	Nucor Corp.	2.700%	6/1/2030	4,532	4,194
	Nucor Corp.	4.650%	6/1/2030	11,672	11,587
	Nutrien Ltd.	4.900%	3/27/2028	12,785	12,814
	Nutrien Ltd.	4.200%	4/1/2029	21,948	21,602
	Nutrien Ltd.	2.950%	5/13/2030	23,423	21,827
	Nutrien Ltd.	4.850%	5/29/2031	6,815	6,743
	Packaging Corp. of America	3.400%	12/15/2027	1,322	1,302
	Packaging Corp. of America	3.000%	12/15/2029	4,751	4,480
	PPG Industries Inc.	3.750%	3/15/2028	21,885	21,587
	PPG Industries Inc.	4.375%	3/15/2031	9,609	9,347
	Reliance Inc.	2.150%	8/15/2030	2,273	2,034
	Rio Tinto Alcan Inc.	7.250%	3/15/2031	2,016	2,193
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5,788	6,047
	Rio Tinto Finance USA plc	4.500%	3/14/2028	18,563	18,554
	Rio Tinto Finance USA plc	4.875%	3/14/2030	36,521	36,535
	RPM International Inc.	4.550%	3/1/2029	2,494	2,472
[1]	Sherwin-Williams Co.	4.550%	3/1/2028	6,075	6,064
	Sherwin-Williams Co.	4.300%	8/15/2028	20,287	20,114
	Sherwin-Williams Co.	2.950%	8/15/2029	954	904
	Sherwin-Williams Co.	2.300%	5/15/2030	4,566	4,152
	Sherwin-Williams Co.	4.500%	8/15/2030	26,695	26,232
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	30,219	30,360
	Sonoco Products Co.	4.600%	9/1/2029	7,398	7,308
	Sonoco Products Co.	3.125%	5/1/2030	2,400	2,235
	Steel Dynamics Inc.	1.650%	10/15/2027	17,408	16,859
	Steel Dynamics Inc.	4.000%	12/15/2028	5,436	5,344
	Steel Dynamics Inc.	3.450%	4/15/2030	30,673	29,077
	Steel Dynamics Inc.	3.250%	1/15/2031	15,375	14,293
	Suzano Austria GmbH	2.500%	9/15/2028	1,619	1,539
	Suzano Austria GmbH	6.000%	1/15/2029	27,612	28,023
	Suzano Austria GmbH	5.000%	1/15/2030	25,472	25,035
	Suzano Austria GmbH	4.000%	1/15/2031	24,784	23,239
	Suzano Austria GmbH	3.125%	1/15/2032	360	318
	Vale Overseas Ltd.	3.750%	7/8/2030	27,180	25,841
	Vulcan Materials Co.	3.500%	6/1/2030	9,422	8,936
[2]	Vylor Inc.	5.125%	8/15/2031	5,401	5,389
	Westlake Corp.	3.375%	6/15/2030	15,000	14,133
	WestRock MWV LLC	8.200%	1/15/2030	23,670	25,954
	WRKCo Inc.	4.000%	3/15/2028	1,239	1,225
	WRKCo Inc.	4.900%	3/15/2029	794	794
					1,293,739
Real Estate (4.4%)
	Agree LP	2.000%	6/15/2028	1,767	1,684
	Agree LP	2.900%	10/1/2030	7,494	6,887
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	20,739	20,488
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	11,351	10,532
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	15,359	15,045
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	1,733	1,711
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	12,857	11,721
	American Assets Trust LP	3.375%	2/1/2031	2,182	1,978
	American Homes 4 Rent LP	4.250%	2/15/2028	6,209	6,155
33

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Homes 4 Rent LP	4.900%	2/15/2029	1,988	1,986
	American Homes 4 Rent LP	4.950%	6/15/2030	15,545	15,414
	American Homes 4 Rent LP	2.375%	7/15/2031	7,525	6,588
	American Tower Corp.	3.600%	1/15/2028	22,570	22,237
	American Tower Corp.	1.500%	1/31/2028	3,252	3,109
	American Tower Corp.	5.500%	3/15/2028	14,160	14,312
	American Tower Corp.	5.250%	7/15/2028	23,919	24,097
	American Tower Corp.	5.800%	11/15/2028	19,426	19,800
	American Tower Corp.	5.200%	2/15/2029	6,030	6,072
	American Tower Corp.	3.950%	3/15/2029	11,522	11,264
	American Tower Corp.	3.800%	8/15/2029	41,922	40,678
	American Tower Corp.	2.900%	1/15/2030	1,749	1,633
	American Tower Corp.	5.000%	1/31/2030	19,347	19,333
	American Tower Corp.	4.900%	3/15/2030	19,875	19,773
	American Tower Corp.	2.100%	6/15/2030	2,634	2,363
	American Tower Corp.	1.875%	10/15/2030	11,022	9,711
	American Tower Corp.	2.700%	4/15/2031	13,664	12,295
	Boston Properties LP	6.750%	12/1/2027	19,953	20,420
	Boston Properties LP	4.500%	12/1/2028	35,293	35,009
	Boston Properties LP	3.400%	6/21/2029	9,173	8,795
	Boston Properties LP	2.900%	3/15/2030	15,712	14,576
	Boston Properties LP	3.250%	1/30/2031	229	211
	Brixmor Operating Partnership LP	4.125%	5/15/2029	18,729	18,338
	Brixmor Operating Partnership LP	4.050%	7/1/2030	17,985	17,295
	Brixmor Operating Partnership LP	2.500%	8/16/2031	2,000	1,762
	Camden Property Trust	4.100%	10/15/2028	2,285	2,259
	Camden Property Trust	3.150%	7/1/2029	19,489	18,648
	Camden Property Trust	2.800%	5/15/2030	9,628	8,925
	CBRE Services Inc.	5.500%	4/1/2029	12,467	12,641
	CBRE Services Inc.	4.800%	6/15/2030	17,474	17,288
	CBRE Services Inc.	2.500%	4/1/2031	378	337
	COPT Defense Properties LP	2.000%	1/15/2029	10,107	9,451
	COPT Defense Properties LP	4.500%	10/15/2030	24,443	23,826
	COPT Defense Properties LP	2.750%	4/15/2031	11,286	10,128
	Cousins Properties LP	5.250%	7/15/2030	9,262	9,263
	Crown Castle Inc.	3.650%	9/1/2027	172	171
	Crown Castle Inc.	5.000%	1/11/2028	36,421	36,512
	Crown Castle Inc.	3.800%	2/15/2028	24,296	23,939
	Crown Castle Inc.	4.800%	9/1/2028	3,346	3,343
	Crown Castle Inc.	4.300%	2/15/2029	18,206	17,913
	Crown Castle Inc.	5.600%	6/1/2029	14,052	14,263
	Crown Castle Inc.	4.900%	9/1/2029	26,653	26,558
	Crown Castle Inc.	3.100%	11/15/2029	4,102	3,863
	Crown Castle Inc.	3.300%	7/1/2030	21,181	19,752
	Crown Castle Inc.	2.250%	1/15/2031	11,001	9,698
	Crown Castle Inc.	2.500%	7/15/2031	12,925	11,364
	CubeSmart LP	2.250%	12/15/2028	8,558	8,084
	CubeSmart LP	4.375%	2/15/2029	12,663	12,507
	CubeSmart LP	2.000%	2/15/2031	6,940	6,064
	Digital Realty Trust LP	5.550%	1/15/2028	35,547	35,883
	Digital Realty Trust LP	4.450%	7/15/2028	8,119	8,063
	Digital Realty Trust LP	3.600%	7/1/2029	27,923	26,927
	DOC DR LLC	3.950%	1/15/2028	7,657	7,577
	EPR Properties	3.750%	8/15/2029	15,124	14,517
	EPR Properties	4.750%	11/15/2030	7,214	6,999
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	16,905	16,293
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	15,248	14,863
	Equinix Europe 2 Financing Corp. LLC	5.250%	8/15/2031	12,350	12,273
	Equinix Inc.	1.550%	3/15/2028	20,291	19,331
	Equinix Inc.	2.000%	5/15/2028	786	751
	Equinix Inc.	5.000%	8/15/2029	12,350	12,347
	Equinix Inc.	3.200%	11/18/2029	22,857	21,625
	Equinix Inc.	2.150%	7/15/2030	31,833	28,452
	Equinix Inc.	2.500%	5/15/2031	14,650	12,962
[1]	ERP Operating LP	3.200%	1/15/2028	585	574
	ERP Operating LP	3.500%	3/1/2028	4,194	4,126
	ERP Operating LP	1.900%	12/1/2028	230	216
	ERP Operating LP	4.150%	12/1/2028	21,554	21,280
[1]	ERP Operating LP	3.300%	6/1/2029	9,895	9,524
	ERP Operating LP	3.000%	7/1/2029	19,375	18,448
34

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	2.500%	2/15/2030	19,844	18,316
[1]	ERP Operating LP	2.300%	3/1/2030	19,146	17,542
	ERP Operating LP	4.350%	12/1/2030	180	176
[1]	ERP Operating LP	2.450%	1/15/2031	1,600	1,442
	ERP Operating LP	4.950%	10/1/2031	4,368	4,338
	Essex Portfolio LP	1.700%	3/1/2028	3,816	3,649
	Essex Portfolio LP	4.000%	3/1/2029	14,104	13,811
	Essex Portfolio LP	3.000%	1/15/2030	11,538	10,816
	Essex Portfolio LP	1.650%	1/15/2031	5,000	4,319
	Essex Portfolio LP	2.550%	6/15/2031	5,000	4,447
	Extra Space Storage LP	3.875%	12/15/2027	2,241	2,220
	Extra Space Storage LP	5.700%	4/1/2028	18,681	18,928
	Extra Space Storage LP	3.900%	4/1/2029	526	512
	Extra Space Storage LP	4.000%	6/15/2029	814	793
	Extra Space Storage LP	5.500%	7/1/2030	32,186	32,544
	Extra Space Storage LP	2.200%	10/15/2030	4,610	4,113
	Extra Space Storage LP	5.900%	1/15/2031	20,265	20,788
	Extra Space Storage LP	2.550%	6/1/2031	11,975	10,640
	Federal Realty OP LP	5.375%	5/1/2028	2,282	2,301
	Federal Realty OP LP	3.200%	6/15/2029	718	687
	Federal Realty OP LP	3.500%	6/1/2030	15,908	15,105
	GLP Capital LP	5.750%	6/1/2028	7,245	7,309
	GLP Capital LP	5.300%	1/15/2029	6,088	6,087
	GLP Capital LP	4.000%	1/15/2030	27,589	26,329
	GLP Capital LP	4.000%	1/15/2031	7,480	7,000
	Healthcare Realty Holdings LP	3.100%	2/15/2030	9,531	8,919
	Healthpeak OP LLC	2.125%	12/1/2028	13,239	12,485
	Healthpeak OP LLC	3.500%	7/15/2029	16,550	15,906
	Healthpeak OP LLC	3.000%	1/15/2030	3,858	3,613
	Healthpeak OP LLC	2.875%	1/15/2031	11,850	10,779
	Highwoods Realty LP	4.125%	3/15/2028	1,174	1,157
	Highwoods Realty LP	4.200%	4/15/2029	16,923	16,512
	Highwoods Realty LP	3.050%	2/15/2030	7,214	6,706
	Highwoods Realty LP	2.600%	2/1/2031	13,050	11,584
	Host Hotels & Resorts LP	4.250%	12/15/2028	12,301	12,117
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	828	785
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	15,534	14,541
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	13,499	12,776
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	7,531	7,571
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	11,142	9,526
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	3,464	3,603
	Kimco Realty OP LLC	1.900%	3/1/2028	800	769
	Kimco Realty OP LLC	2.700%	10/1/2030	9,988	9,196
	Kite Realty Group Trust	4.750%	9/15/2030	3,920	3,867
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	9,742	9,735
	Mid-America Apartments LP	4.200%	6/15/2028	730	724
	Mid-America Apartments LP	3.950%	3/15/2029	1,877	1,838
	Mid-America Apartments LP	2.750%	3/15/2030	8,000	7,436
	Mid-America Apartments LP	1.700%	2/15/2031	8,756	7,594
	National Health Investors Inc.	3.000%	2/1/2031	9,476	8,507
	NNN REIT Inc.	3.500%	10/15/2027	7,135	7,048
	NNN REIT Inc.	4.300%	10/15/2028	9,741	9,647
	NNN REIT Inc.	4.600%	2/15/2031	20,255	19,864
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	12,453	12,419
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,774	1,694
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	18,408	18,283
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	13,916	12,788
	Piedmont Operating Partnership LP	6.875%	7/15/2029	2,059	2,137
	Piedmont Operating Partnership LP	3.150%	8/15/2030	5,000	4,570
	Prologis LP	4.875%	6/15/2028	1,040	1,045
	Prologis LP	3.875%	9/15/2028	929	915
	Prologis LP	4.000%	9/15/2028	10,924	10,790
	Prologis LP	4.375%	2/1/2029	1,371	1,360
	Prologis LP	2.875%	11/15/2029	511	481
	Prologis LP	2.250%	4/15/2030	29,438	26,857
	Prologis LP	1.250%	10/15/2030	19,261	16,629
	Prologis LP	4.750%	1/15/2031	16,366	16,278
	Prologis LP	1.750%	2/1/2031	14,060	12,249
	Prologis LP	1.625%	3/15/2031	7,305	6,307
	Prologis LP	4.250%	6/15/2031	6,745	6,535
35

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage Operating Co.	1.850%	5/1/2028	1,281	1,225
	Public Storage Operating Co.	5.125%	1/15/2029	150	152
	Public Storage Operating Co.	3.385%	5/1/2029	5,941	5,741
	Public Storage Operating Co.	4.375%	7/1/2030	15,341	15,094
	Public Storage Operating Co.	4.700%	2/1/2032	4,506	4,423
	Realty Income Corp.	3.400%	1/15/2028	27,947	27,496
	Realty Income Corp.	3.650%	1/15/2028	6,088	6,011
	Realty Income Corp.	2.100%	3/15/2028	944	909
	Realty Income Corp.	2.200%	6/15/2028	1,039	995
	Realty Income Corp.	4.700%	12/15/2028	1,575	1,574
	Realty Income Corp.	3.950%	2/1/2029	1,423	1,397
	Realty Income Corp.	4.750%	2/15/2029	14,473	14,470
	Realty Income Corp.	3.250%	6/15/2029	8,876	8,517
	Realty Income Corp.	4.000%	7/15/2029	12,744	12,469
	Realty Income Corp.	3.100%	12/15/2029	17,260	16,340
	Realty Income Corp.	3.400%	1/15/2030	6,002	5,710
	Realty Income Corp.	4.850%	3/15/2030	15,981	15,949
	Realty Income Corp.	3.250%	1/15/2031	17,062	15,877
	Realty Income Corp.	3.200%	2/15/2031	10,785	9,988
	Regency Centers LP	4.125%	3/15/2028	3,052	3,030
	Regency Centers LP	2.950%	9/15/2029	7,811	7,386
	Regency Centers LP	3.700%	6/15/2030	2,677	2,560
	Rexford Industrial Realty LP	5.000%	6/15/2028	4,164	4,173
	Rexford Industrial Realty LP	2.125%	12/1/2030	3,694	3,249
	Sabra Health Care LP	3.900%	10/15/2029	1,386	1,339
	Safehold GL Holdings LLC	2.800%	6/15/2031	5,129	4,581
	SBA Communications Corp.	3.125%	2/1/2029	9,475	9,061
	SBA Communications Corp.	4.875%	1/15/2030	37,282	36,969
	SBA Communications Corp.	5.150%	7/15/2031	22,806	22,625
	Simon Property Group LP	1.750%	2/1/2028	14,814	14,253
	Simon Property Group LP	2.450%	9/13/2029	23,073	21,559
	Simon Property Group LP	2.650%	7/15/2030	17,780	16,374
	Simon Property Group LP	4.375%	10/1/2030	13,088	12,831
	Simon Property Group LP	4.300%	1/15/2031	14,156	13,762
	Simon Property Group LP	2.200%	2/1/2031	12,465	11,102
[1]	Store Capital LLC	5.400%	4/30/2030	9,754	9,763
	Sun Communities Operating LP	2.300%	11/1/2028	13,027	12,341
[1]	UDR Inc.	4.400%	1/26/2029	7,714	7,631
[1]	UDR Inc.	3.200%	1/15/2030	15,404	14,533
	Ventas Realty LP	4.000%	3/1/2028	20,976	20,742
	Ventas Realty LP	4.400%	1/15/2029	24,980	24,735
	Ventas Realty LP	3.000%	1/15/2030	17,149	16,065
	Ventas Realty LP	4.750%	11/15/2030	6,200	6,116
	VICI Properties LP	4.750%	2/15/2028	842	840
	VICI Properties LP	4.950%	2/15/2030	25,314	24,972
	VICI Properties LP	5.400%	10/15/2031	6,150	6,104
	VICI Properties LP	5.125%	11/15/2031	11,754	11,502
	Welltower OP LLC	4.250%	4/15/2028	12,136	12,067
	Welltower OP LLC	2.050%	1/15/2029	4,122	3,876
	Welltower OP LLC	4.125%	3/15/2029	13,614	13,409
	Welltower OP LLC	3.100%	1/15/2030	17,749	16,748
	Welltower OP LLC	4.500%	7/1/2030	21,993	21,670
	Welltower OP LLC	2.750%	1/15/2031	14,393	13,131
	Welltower OP LLC	2.800%	6/1/2031	10,200	9,264
	Weyerhaeuser Co.	4.000%	11/15/2029	21,283	20,675
	Weyerhaeuser Co.	4.000%	4/15/2030	10,276	9,925
	WP Carey Inc.	3.850%	7/15/2029	200	194
	WP Carey Inc.	4.650%	7/15/2030	8,028	7,893
	WP Carey Inc.	2.400%	2/1/2031	8,459	7,529
					2,284,370
Technology (8.4%)
	Accenture Capital Inc.	3.900%	10/4/2027	18,894	18,802
	Accenture Capital Inc.	4.050%	10/4/2029	39,636	38,789
	Accenture Capital Inc.	5.000%	7/10/2031	25,071	24,977
	Adobe Inc.	4.750%	1/17/2028	15,011	15,060
	Adobe Inc.	4.800%	4/4/2029	22,355	22,432
	Adobe Inc.	4.950%	1/17/2030	18,197	18,274
	Adobe Inc.	2.300%	2/1/2030	7,790	7,160
	Advanced Micro Devices Inc.	4.319%	3/24/2028	16,267	16,215
36

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Advanced Micro Devices Inc.	4.600%	8/17/2029	7,200	7,165
Advanced Micro Devices Inc.	5.000%	8/17/2031	25,750	25,531
Amdocs Ltd.	2.538%	6/15/2030	3,625	3,257
Analog Devices Inc.	4.250%	6/15/2028	16,568	16,482
Analog Devices Inc.	4.500%	6/15/2030	20,214	19,978
Apple Inc.	2.900%	9/12/2027	46,266	45,623
Apple Inc.	3.000%	11/13/2027	9,738	9,592
Apple Inc.	1.200%	2/8/2028	57,495	54,989
Apple Inc.	4.000%	5/10/2028	30,658	30,468
Apple Inc.	4.000%	5/12/2028	14,859	14,767
Apple Inc.	1.400%	8/5/2028	52,690	49,800
Apple Inc.	3.250%	8/8/2029	3,340	3,230
Apple Inc.	2.200%	9/11/2029	47,646	44,633
Apple Inc.	1.650%	5/11/2030	27,833	25,023
Apple Inc.	4.200%	5/12/2030	28,998	28,656
Apple Inc.	1.250%	8/20/2030	1,134	996
Apple Inc.	1.650%	2/8/2031	1,116	983
Applied Materials Inc.	4.800%	6/15/2029	15,037	15,087
Applied Materials Inc.	1.750%	6/1/2030	11,743	10,489
Applied Materials Inc.	4.000%	1/15/2031	19,798	19,091
Arrow Electronics Inc.	3.875%	1/12/2028	2,200	2,170
Arrow Electronics Inc.	5.150%	8/21/2029	2,858	2,863
Atlassian Corp.	5.250%	5/15/2029	8,683	8,705
Autodesk Inc.	2.850%	1/15/2030	6,379	5,955
Automatic Data Processing Inc.	1.700%	5/15/2028	21,807	20,835
Automatic Data Processing Inc.	1.250%	9/1/2030	6,570	5,739
Avnet Inc.	3.000%	5/15/2031	5,100	4,546
Avnet Inc.	5.650%	9/1/2031	9,608	9,575
Booz Allen Hamilton Inc.	5.375%	1/30/2030	7,024	7,010
Broadcom Corp.	3.500%	1/15/2028	736	725
Broadcom Inc.	1.950%	2/15/2028	9,372	9,021
Broadcom Inc.	4.800%	4/15/2028	33,159	33,204
Broadcom Inc.	4.000%	4/15/2029	22,404	21,924
Broadcom Inc.	4.750%	4/15/2029	33,241	33,148
Broadcom Inc.	4.350%	2/15/2030	6,264	6,105
Broadcom Inc.	5.000%	4/15/2030	1,519	1,514
Broadcom Inc.	5.050%	4/15/2030	31,459	31,340
Broadcom Inc.	4.600%	7/15/2030	32,124	31,457
Broadcom Inc.	4.200%	10/15/2030	11,057	10,634
Broadcom Inc.	4.150%	11/15/2030	34,321	32,943
Broadcom Inc.	4.300%	1/15/2031	22,182	21,375
Broadcom Inc.	2.450%	2/15/2031	39,835	35,376
Cadence Design Systems Inc.	4.200%	9/10/2027	2,208	2,201
Cadence Design Systems Inc.	4.300%	9/10/2029	19,701	19,398
CDW LLC	4.250%	4/1/2028	4,670	4,608
CDW LLC	3.276%	12/1/2028	1,877	1,800
CDW LLC	3.250%	2/15/2029	17,206	16,386
CDW LLC	5.100%	3/1/2030	5,726	5,660
CGI Inc.	4.950%	3/14/2030	18,452	18,265
Cintas Corp. No. 2	4.200%	5/1/2028	10,053	9,994
Cisco Systems Inc.	4.550%	2/24/2028	6,795	6,806
Cisco Systems Inc.	4.850%	2/26/2029	61,065	61,367
Cisco Systems Inc.	4.750%	2/24/2030	31,370	31,362
Cisco Systems Inc.	4.950%	2/26/2031	34,827	34,950
Concentrix Corp.	6.600%	8/2/2028	4,237	4,282
Concentrix Corp.	6.500%	3/1/2029	5,820	5,719
Crowdstrike Holdings Inc.	3.000%	2/15/2029	12,900	12,285
Dell International LLC	5.250%	2/1/2028	25,118	25,300
Dell International LLC	4.750%	4/1/2028	35,894	35,934
Dell International LLC	4.150%	2/15/2029	11,151	10,967
Dell International LLC	5.300%	10/1/2029	42,623	43,022
Dell International LLC	4.350%	2/1/2030	19,137	18,720
Dell International LLC	5.000%	4/1/2030	6,847	6,835
Dell International LLC	6.200%	7/15/2030	28,017	29,020
Dell International LLC	4.500%	2/15/2031	1,545	1,506
Dell International LLC	4.750%	7/15/2031	20,249	19,845
DXC Technology Co.	2.375%	9/15/2028	23,814	22,526
Equifax Inc.	5.100%	12/15/2027	7,819	7,862
Equifax Inc.	5.100%	6/1/2028	27,374	27,488
Equifax Inc.	5.000%	8/15/2029	4,471	4,472
37

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equifax Inc.	4.800%	9/15/2029	13,280	13,211
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	28,038	26,765
	Fidelity National Information Services Inc.	4.450%	3/10/2028	22,351	22,227
	Fidelity National Information Services Inc.	4.550%	3/10/2029	7,877	7,788
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	16,093	14,149
	Fidelity National Information Services Inc.	4.800%	3/10/2031	50,270	49,243
	Fiserv Inc.	5.450%	3/2/2028	23,956	24,134
	Fiserv Inc.	5.375%	8/21/2028	1,840	1,854
	Fiserv Inc.	4.200%	10/1/2028	21,166	20,845
	Fiserv Inc.	3.500%	7/1/2029	63,876	61,190
	Fiserv Inc.	4.750%	3/15/2030	7,396	7,281
	Fiserv Inc.	2.650%	6/1/2030	3,838	3,498
	Fiserv Inc.	4.550%	2/15/2031	24,916	24,062
	Fiserv Inc.	5.350%	3/15/2031	10,316	10,278
	Flex Ltd.	4.875%	6/15/2029	395	392
	Flex Ltd.	4.875%	5/12/2030	11,036	10,837
	Fortinet Inc.	2.200%	3/15/2031	10,504	9,278
	Gartner Inc.	4.950%	3/20/2031	4,201	4,056
	Genpact Luxembourg Sarl	6.000%	6/4/2029	4,324	4,392
	Genpact UK Finco plc	4.950%	11/18/2030	8,065	7,865
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	19,906	19,815
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	14,554	14,525
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	6,712	6,688
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	19,022	19,158
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	11,009	10,875
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	1,902	1,889
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	49,393	48,743
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	19,489	18,986
	HP Inc.	4.750%	1/15/2028	25,228	25,249
	HP Inc.	4.000%	4/15/2029	22,295	21,786
	HP Inc.	5.400%	4/25/2030	12,362	12,459
	HP Inc.	2.650%	6/17/2031	14,845	13,163
	Hubbell Inc.	3.500%	2/15/2028	9,267	9,120
	Hubbell Inc.	4.650%	6/15/2031	29,265	28,793
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	3,570	3,551
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	365	360
	Intel Corp.	4.875%	2/10/2028	11,791	11,815
	Intel Corp.	1.600%	8/12/2028	30,179	28,425
	Intel Corp.	4.000%	8/5/2029	26,328	25,687
	Intel Corp.	2.450%	11/15/2029	56,254	52,022
	Intel Corp.	5.125%	2/10/2030	7,927	7,944
	Intel Corp.	3.900%	3/25/2030	4,822	4,638
	Intel Corp.	5.000%	2/21/2031	7,755	7,713
	Intel Corp.	4.650%	6/1/2031	21,943	21,415
	Intel Corp.	2.000%	8/12/2031	3,000	2,578
	International Business Machines Corp.	6.500%	1/15/2028	2,825	2,894
	International Business Machines Corp.	4.500%	2/6/2028	36,941	36,899
	International Business Machines Corp.	4.650%	2/10/2028	11,203	11,218
	International Business Machines Corp.	4.000%	2/3/2029	12,784	12,561
	International Business Machines Corp.	3.500%	5/15/2029	70,276	68,001
[1]	International Business Machines Corp.	4.800%	2/10/2030	20,022	19,945
	International Business Machines Corp.	1.950%	5/15/2030	23,576	21,164
[1]	International Business Machines Corp.	4.300%	2/3/2031	24,318	23,564
	Intuit Inc.	5.125%	9/15/2028	7,954	8,016
	Intuit Inc.	1.650%	7/15/2030	8,362	7,375
	Intuit Inc.	4.950%	6/15/2031	15,815	15,646
	Jabil Inc.	3.950%	1/12/2028	4,516	4,462
	Jabil Inc.	4.200%	2/1/2029	9,805	9,616
	Jabil Inc.	5.450%	2/1/2029	6,707	6,761
	Jabil Inc.	3.600%	1/15/2030	378	359
	Jabil Inc.	3.000%	1/15/2031	6,565	5,964
	Juniper Networks Inc.	3.750%	8/15/2029	5,804	5,594
	Juniper Networks Inc.	2.000%	12/10/2030	4,193	3,668
	KLA Corp.	4.100%	3/15/2029	15,628	15,385
	Kyndryl Holdings Inc.	2.700%	10/15/2028	491	463
	Lam Research Corp.	4.000%	3/15/2029	33,265	32,679
	Lam Research Corp.	1.900%	6/15/2030	4,913	4,405
	Leidos Inc.	4.100%	3/15/2029	14,657	14,373
	Leidos Inc.	4.375%	5/15/2030	5,215	5,078
	Leidos Inc.	2.300%	2/15/2031	21,415	18,905
38

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marvell Technology Inc.	2.450%	4/15/2028	12,424	11,988
[1]	Marvell Technology Inc.	4.875%	6/22/2028	4,925	4,934
	Marvell Technology Inc.	5.750%	2/15/2029	3,925	3,998
	Marvell Technology Inc.	4.750%	7/15/2030	7,461	7,349
	Marvell Technology Inc.	2.950%	4/15/2031	21,181	19,203
	Microchip Technology Inc.	4.900%	3/15/2028	25,064	25,112
	Microchip Technology Inc.	5.050%	3/15/2029	33,762	33,859
	Microchip Technology Inc.	5.050%	2/15/2030	11,426	11,373
	Microsoft Corp.	1.350%	9/15/2030	10,511	9,265
[2]	Mobility Global Inc.	5.050%	6/15/2029	12,208	12,142
[2]	Mobility Global Inc.	5.450%	6/15/2031	5,491	5,470
	Moody's Corp.	3.250%	1/15/2028	9,454	9,292
	Moody's Corp.	4.250%	2/1/2029	13,630	13,487
	Motorola Solutions Inc.	4.600%	2/23/2028	13,669	13,653
	Motorola Solutions Inc.	5.000%	4/15/2029	17,227	17,298
	Motorola Solutions Inc.	4.850%	8/17/2029	3,250	3,242
	Motorola Solutions Inc.	4.850%	8/15/2030	12,237	12,132
	Motorola Solutions Inc.	2.300%	11/15/2030	11,027	9,855
	Motorola Solutions Inc.	2.750%	5/24/2031	24,532	22,058
	NetApp Inc.	2.700%	6/22/2030	7,366	6,741
	NVIDIA Corp.	1.550%	6/15/2028	23,205	22,046
	NVIDIA Corp.	4.250%	6/15/2028	71,948	71,568
	NVIDIA Corp.	4.350%	6/15/2029	65,295	64,662
	NVIDIA Corp.	2.850%	4/1/2030	25,809	24,133
	NVIDIA Corp.	4.500%	6/15/2031	85,172	83,226
	NXP BV	4.300%	8/19/2028	1,498	1,483
	NXP BV	5.550%	12/1/2028	731	740
	NXP BV	4.300%	6/18/2029	18,596	18,289
	NXP BV	3.400%	5/1/2030	20,713	19,535
	NXP BV	2.500%	5/11/2031	16,894	14,980
	Oracle Corp.	3.250%	11/15/2027	36,320	35,599
	Oracle Corp.	2.300%	3/25/2028	54,260	51,927
	Oracle Corp.	4.500%	5/6/2028	400	396
	Oracle Corp.	4.800%	8/3/2028	15,313	15,205
	Oracle Corp.	4.550%	2/4/2029	65,368	63,884
[1]	Oracle Corp.	4.200%	9/27/2029	33,891	32,587
	Oracle Corp.	6.150%	11/9/2029	2,037	2,066
	Oracle Corp.	2.950%	4/1/2030	46,134	41,790
	Oracle Corp.	3.250%	5/15/2030	2,565	2,338
	Oracle Corp.	4.450%	9/26/2030	64,525	61,080
	Oracle Corp.	4.950%	2/4/2031	81,493	78,040
	Oracle Corp.	2.875%	3/25/2031	58,037	50,833
	Paychex Inc.	5.100%	4/15/2030	39,254	39,271
	Qorvo Inc.	4.375%	10/15/2029	7,383	7,095
	QUALCOMM Inc.	1.300%	5/20/2028	3,401	3,221
	QUALCOMM Inc.	2.150%	5/20/2030	35,583	32,314
	QUALCOMM Inc.	4.500%	5/20/2030	628	622
	Quanta Services Inc.	4.300%	8/9/2028	2,150	2,132
	Quanta Services Inc.	2.900%	10/1/2030	17,020	15,631
	Quanta Services Inc.	4.500%	1/15/2031	14,391	14,024
	RELX Capital Inc.	4.000%	3/18/2029	24,234	23,773
	RELX Capital Inc.	4.750%	3/27/2030	6,856	6,805
	Roper Technologies Inc.	4.200%	9/15/2028	19,417	19,192
	Roper Technologies Inc.	4.250%	9/15/2028	580	574
	Roper Technologies Inc.	2.950%	9/15/2029	1,468	1,387
	Roper Technologies Inc.	4.500%	10/15/2029	6,232	6,151
	Roper Technologies Inc.	2.000%	6/30/2030	18,877	16,819
	Roper Technologies Inc.	4.450%	9/15/2030	11,825	11,545
	Roper Technologies Inc.	1.750%	2/15/2031	16,025	13,815
	S&P Global Inc.	4.750%	8/1/2028	15,432	15,471
	S&P Global Inc.	2.950%	3/1/2029	28,109	26,938
	S&P Global Inc.	4.250%	5/1/2029	32,583	32,138
	S&P Global Inc.	2.500%	12/1/2029	2,627	2,444
	S&P Global Inc.	1.250%	8/15/2030	340	295
	S&P Global Inc.	4.250%	1/15/2031	16,561	16,027
	Salesforce Inc.	4.500%	3/15/2028	60,049	59,922
	Salesforce Inc.	3.700%	4/11/2028	31,592	31,169
	Salesforce Inc.	1.500%	7/15/2028	25,278	23,883
	Salesforce Inc.	4.650%	3/15/2029	28,270	28,151
	Salesforce Inc.	1.950%	7/15/2031	25,800	22,306
39

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salesforce Inc.	4.900%	9/15/2031	20,370	20,110
	ServiceNow Inc.	4.250%	5/15/2028	12,125	12,056
	ServiceNow Inc.	1.400%	9/1/2030	32,656	28,434
	ServiceNow Inc.	4.700%	8/15/2031	3,501	3,440
	Skyworks Solutions Inc.	5.000%	8/10/2028	5,286	5,284
	Skyworks Solutions Inc.	3.000%	6/1/2031	7,515	6,699
	Sony Group Corp.	4.657%	6/30/2031	9,819	9,682
	Synopsys Inc.	4.650%	4/1/2028	23,709	23,677
	Synopsys Inc.	4.850%	4/1/2030	43,692	43,431
	TD SYNNEX Corp.	4.300%	1/17/2029	10,455	10,272
	Teledyne FLIR LLC	2.500%	8/1/2030	1,733	1,572
	Texas Instruments Inc.	2.900%	11/3/2027	1,880	1,849
	Texas Instruments Inc.	4.600%	2/15/2028	20,399	20,409
	Texas Instruments Inc.	4.600%	2/8/2029	19,848	19,842
	Texas Instruments Inc.	2.250%	9/4/2029	11,555	10,762
	Texas Instruments Inc.	1.750%	5/4/2030	12,072	10,820
	Texas Instruments Inc.	4.500%	5/23/2030	20,834	20,592
	TSMC Arizona Corp.	4.125%	4/22/2029	12,273	12,121
	Verisk Analytics Inc.	4.125%	3/15/2029	18,362	18,055
	Verisk Analytics Inc.	4.450%	3/15/2031	12,590	12,195
	VMware LLC	1.800%	8/15/2028	22,689	21,472
	VMware LLC	4.700%	5/15/2030	14,437	14,226
	VMware LLC	2.200%	8/15/2031	5,749	4,983
	Workday Inc.	3.700%	4/1/2029	12,941	12,537
	Xilinx Inc.	2.375%	6/1/2030	20,111	18,330
					4,352,853
Utilities (7.2%)
	AEP Texas Inc.	3.950%	6/1/2028	150	148
[1]	AEP Texas Inc.	2.100%	7/1/2030	14,178	12,745
	AES Corp.	5.450%	6/1/2028	29,628	29,858
	AES Corp.	2.450%	1/15/2031	11,775	10,398
[1]	Alabama Power Co.	1.450%	9/15/2030	20,770	18,166
[1]	Alabama Power Co.	4.300%	3/15/2031	15,469	15,036
	Alliant Energy Corp.	5.750%	4/1/2056	12,765	12,495
	Ameren Corp.	1.750%	3/15/2028	1,525	1,458
	Ameren Corp.	5.000%	1/15/2029	27,988	28,098
	Ameren Corp.	3.500%	1/15/2031	18,516	17,376
	Ameren Illinois Co.	3.800%	5/15/2028	1,763	1,740
	American Electric Power Co. Inc.	5.750%	11/1/2027	14,520	14,690
	American Electric Power Co. Inc.	3.200%	11/13/2027	143	141
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	15,724	15,559
	American Electric Power Co. Inc.	5.200%	1/15/2029	37,275	37,594
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	9,260	9,571
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	20,911	20,529
	American Water Capital Corp.	2.950%	9/1/2027	17,378	17,143
	American Water Capital Corp.	3.750%	9/1/2028	15,671	15,376
	American Water Capital Corp.	3.450%	6/1/2029	7,290	7,040
	American Water Capital Corp.	4.625%	6/1/2029	5,768	5,738
	American Water Capital Corp.	2.800%	5/1/2030	12,624	11,726
[1]	Appalachian Power Co.	2.700%	4/1/2031	12,646	11,421
	Arizona Public Service Co.	2.600%	8/15/2029	14,452	13,558
	Atlantic City Electric Co.	4.000%	10/15/2028	932	919
	Atlantic City Electric Co.	2.300%	3/15/2031	1,982	1,766
	Atmos Energy Corp.	2.625%	9/15/2029	10,666	10,058
	Atmos Energy Corp.	1.500%	1/15/2031	11,673	10,106
	Avangrid Inc.	3.800%	6/1/2029	3,522	3,418
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	450	397
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	18,094	17,704
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	26,195	25,053
	Black Hills Corp.	5.950%	3/15/2028	2,418	2,458
	Black Hills Corp.	3.050%	10/15/2029	5,490	5,179
	Black Hills Corp.	4.550%	1/31/2031	10,834	10,554
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	18,510	18,704
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	24,235	24,148
	CenterPoint Energy Inc.	5.400%	6/1/2029	18,388	18,660
	CenterPoint Energy Inc.	2.950%	3/1/2030	5,090	4,744
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	8,799	9,071
	CenterPoint Energy Inc.	6.700%	5/15/2055	12,869	13,092
	CenterPoint Energy Inc.	5.950%	4/1/2056	5,130	5,054
40

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	33,855	34,154
[1]	CMS Energy Corp.	4.750%	6/1/2050	10,706	10,387
	Commonwealth Edison Co.	3.700%	8/15/2028	6,055	5,955
	Commonwealth Edison Co.	4.550%	6/1/2031	23,923	23,459
	Connecticut Light & Power Co.	4.650%	1/1/2029	1,653	1,649
	Connecticut Light & Power Co.	4.950%	1/15/2030	11,626	11,650
[1]	Connecticut Light & Power Co.	2.050%	7/1/2031	5,675	4,953
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	9,528	9,372
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	16,426	16,184
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	12,051	11,436
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	9,186	8,180
	Constellation Energy Generation LLC	3.900%	1/8/2028	11,650	11,534
	Constellation Energy Generation LLC	5.600%	3/1/2028	14,103	14,280
	Constellation Energy Generation LLC	4.550%	6/1/2029	10,770	10,675
	Constellation Energy Generation LLC	4.400%	1/15/2031	24,065	23,396
[1]	Constellation Energy Generation LLC	3.750%	3/1/2031	17,120	16,130
	Consumers Energy Co.	4.650%	3/1/2028	26,131	26,168
	Consumers Energy Co.	4.900%	2/15/2029	11,545	11,595
	Consumers Energy Co.	4.600%	5/30/2029	255	254
	Consumers Energy Co.	4.700%	1/15/2030	27,480	27,341
	Consumers Energy Co.	4.500%	1/15/2031	7,373	7,235
	Consumers Energy Co.	4.900%	8/15/2031	5,646	5,618
	Dayton Power & Light Co.	4.550%	8/15/2030	9,095	8,899
	Dominion Energy Inc.	4.600%	5/15/2028	32,537	32,469
	Dominion Energy Inc.	4.250%	6/1/2028	5,701	5,654
[1]	Dominion Energy Inc.	3.375%	4/1/2030	31,960	30,259
	Dominion Energy Inc.	5.000%	6/15/2030	32,243	32,208
[1]	Dominion Energy Inc.	2.250%	8/15/2031	1,000	874
[1]	Dominion Energy Inc.	6.875%	2/1/2055	15,464	15,797
[1]	Dominion Energy Inc.	6.000%	2/15/2056	22,863	22,670
	DTE Electric Co.	2.250%	3/1/2030	11,071	10,145
[1]	DTE Electric Co.	2.625%	3/1/2031	13,598	12,328
	DTE Energy Co.	4.875%	6/1/2028	33,373	33,434
	DTE Energy Co.	5.100%	3/1/2029	36,826	37,045
[1]	DTE Energy Co.	3.400%	6/15/2029	385	370
	DTE Energy Co.	5.200%	4/1/2030	36,790	36,983
	Duke Energy Carolinas LLC	2.450%	8/15/2029	22,639	21,202
	Duke Energy Carolinas LLC	2.450%	2/1/2030	1,703	1,574
	Duke Energy Carolinas LLC	4.850%	3/15/2030	25,286	25,309
	Duke Energy Carolinas LLC	2.550%	4/15/2031	13,181	11,866
	Duke Energy Carolinas LLC	4.650%	6/15/2031	2,689	2,651
	Duke Energy Corp.	5.000%	12/8/2027	9,574	9,614
	Duke Energy Corp.	4.300%	3/15/2028	29,858	29,698
	Duke Energy Corp.	4.850%	1/5/2029	17,390	17,404
	Duke Energy Corp.	3.400%	6/15/2029	6,360	6,119
	Duke Energy Corp.	2.450%	6/1/2030	10,132	9,242
	Duke Energy Corp.	2.550%	6/15/2031	17,837	15,924
	Duke Energy Florida LLC	3.800%	7/15/2028	1,500	1,480
	Duke Energy Florida LLC	2.500%	12/1/2029	8,281	7,703
	Duke Energy Florida LLC	1.750%	6/15/2030	15,428	13,766
	Duke Energy Florida LLC	4.200%	12/1/2030	14,702	14,307
	Duke Energy Florida LLC	2.400%	12/15/2031	8,025	7,062
	Duke Energy Ohio Inc.	2.125%	6/1/2030	20,816	18,812
	Duke Energy Progress LLC	3.700%	9/1/2028	1,276	1,254
	Duke Energy Progress LLC	3.450%	3/15/2029	6,426	6,234
	Duke Energy Progress LLC	2.000%	8/15/2031	9,560	8,350
	Edison International	4.125%	3/15/2028	3,950	3,878
	Edison International	5.250%	11/15/2028	27,792	27,651
	Edison International	5.450%	6/15/2029	13,515	13,533
	Edison International	6.950%	11/15/2029	17,502	18,091
	Edison International	6.250%	3/15/2030	1,088	1,101
	Edison International	4.800%	3/15/2031	16,526	15,822
	Emera US Finance LP	2.639%	6/15/2031	7,940	7,068
	Enel Chile SA	4.875%	6/12/2028	18,339	18,350
	Entergy Arkansas LLC	4.000%	6/1/2028	18,069	17,881
	Entergy Corp.	1.900%	6/15/2028	7,560	7,191
	Entergy Corp.	2.800%	6/15/2030	15,291	14,113
	Entergy Corp.	2.400%	6/15/2031	9,605	8,483
	Entergy Corp.	7.125%	12/1/2054	31,205	32,112
[1]	Entergy Corp.	5.875%	6/15/2056	6,042	5,945
41

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	3.120%	9/1/2027	28	28
	Entergy Louisiana LLC	3.050%	6/1/2031	14,638	13,437
	Entergy Mississippi LLC	2.850%	6/1/2028	1,573	1,526
	Entergy Texas Inc.	4.000%	3/30/2029	997	979
	Entergy Texas Inc.	1.750%	3/15/2031	8,857	7,692
	Essential Utilities Inc.	3.566%	5/1/2029	9,421	9,102
	Essential Utilities Inc.	2.704%	4/15/2030	2,970	2,740
	Evergy Inc.	4.250%	3/15/2029	6,547	6,451
	Evergy Inc.	2.900%	9/15/2029	19,601	18,473
	Evergy Inc.	6.650%	6/1/2055	11,161	11,266
[1]	Evergy Metro Inc.	2.250%	6/1/2030	4,713	4,287
[1]	Eversource Energy	3.300%	1/15/2028	12,141	11,908
	Eversource Energy	5.450%	3/1/2028	40,721	41,103
	Eversource Energy	5.950%	2/1/2029	27,474	28,126
[1]	Eversource Energy	4.250%	4/1/2029	12,521	12,337
[1]	Eversource Energy	1.650%	8/15/2030	240	211
	Eversource Energy	4.450%	12/15/2030	2,262	2,202
	Eversource Energy	2.550%	3/15/2031	6,026	5,393
	Eversource Energy	5.850%	4/15/2031	1,893	1,941
	Exelon Corp.	5.150%	3/15/2028	32,239	32,440
	Exelon Corp.	5.150%	3/15/2029	866	872
	Exelon Corp.	4.050%	4/15/2030	39,307	38,059
	FirstEnergy Corp.	2.650%	3/1/2030	20,617	19,002
[1]	FirstEnergy Corp.	2.250%	9/1/2030	810	724
[2]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	2,600	2,581
[2]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	11,240	10,991
	Florida Power & Light Co.	5.050%	4/1/2028	12,412	12,510
	Florida Power & Light Co.	4.400%	5/15/2028	31,780	31,699
	Florida Power & Light Co.	5.150%	6/15/2029	225	228
	Florida Power & Light Co.	4.625%	5/15/2030	567	564
	Georgia Power Co.	4.650%	5/16/2028	20,102	20,121
	Georgia Power Co.	4.000%	10/1/2028	10,919	10,791
	Georgia Power Co.	4.600%	6/15/2029	340	339
[1]	Georgia Power Co.	2.650%	9/15/2029	9,134	8,581
	Georgia Power Co.	4.550%	3/15/2030	25,345	25,077
	Georgia Power Co.	4.850%	3/15/2031	18,186	18,071
	Hydro One Inc.	4.750%	5/30/2031	18,048	17,818
	Interstate Power & Light Co.	4.100%	9/26/2028	2,797	2,760
	Interstate Power & Light Co.	3.600%	4/1/2029	12,000	11,640
	Interstate Power & Light Co.	2.300%	6/1/2030	50	45
	Interstate Power & Light Co.	5.100%	9/30/2031	7,361	7,338
	IPALCO Enterprises Inc.	4.250%	5/1/2030	139	135
	ITC Holdings Corp.	3.350%	11/15/2027	10,791	10,624
	Jersey Central Power & Light Co.	4.150%	1/15/2029	4,698	4,637
	Jersey Central Power & Light Co.	4.600%	1/15/2030	5,786	5,709
	Jersey Central Power & Light Co.	4.400%	1/15/2031	9,018	8,763
	MidAmerican Energy Co.	3.650%	4/15/2029	13,337	12,988
	MidAmerican Energy Co.	6.750%	12/30/2031	1,318	1,424
	Mississippi Power Co.	3.950%	3/30/2028	2	2
[2]	Monongahela Power Co.	4.450%	8/15/2029	1,982	1,960
	National Fuel Gas Co.	3.950%	9/15/2027	8,300	8,232
	National Fuel Gas Co.	4.750%	9/1/2028	8,440	8,413
	National Fuel Gas Co.	4.750%	5/15/2029	3,570	3,542
	National Fuel Gas Co.	5.500%	3/15/2030	21,360	21,552
	National Grid plc	5.602%	6/12/2028	25,834	26,185
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	21,823	21,759
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	6,605	6,565
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	26,680	26,239
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	2,224	2,227
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	19,187	19,230
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	16,956	16,799
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	8,832	8,887
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	7,619	7,638
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	10,386	10,210
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	6,378	6,312
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	442	446
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	4,379	4,383
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	295	271
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	15,736	15,327
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5,850	5,854
42

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	10,150	8,711
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2031	6,333	6,293
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	5,222	5,369
[1]	Nevada Power Co.	3.700%	5/1/2029	14,537	14,146
[1]	Nevada Power Co.	2.400%	5/1/2030	290	265
	Nevada Power Co.	6.250%	5/15/2055	3,000	2,993
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	36,228	36,317
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	29,094	29,190
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	30,622	30,734
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	11,280	10,746
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	26,653	25,037
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	2,162	2,164
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	8,014	8,038
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	37,499	33,996
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	13,497	13,191
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	20,632	20,969
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	25,332	25,500
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	8,561	8,461
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	5,268	5,244
	NiSource Inc.	5.250%	3/30/2028	18,814	18,971
	NiSource Inc.	2.950%	9/1/2029	11,177	10,570
	NiSource Inc.	3.600%	5/1/2030	26,301	25,099
	NiSource Inc.	1.700%	2/15/2031	2,307	1,996
	NiSource Inc.	4.750%	5/18/2031	23,538	23,207
	NiSource Inc.	6.950%	11/30/2054	13,645	14,001
	NiSource Inc.	5.750%	7/15/2056	14,630	14,397
	Northern States Power Co.	2.250%	4/1/2031	6,603	5,886
	NSTAR Electric Co.	3.250%	5/15/2029	884	850
	NSTAR Electric Co.	4.850%	3/1/2030	6,195	6,177
	NSTAR Electric Co.	3.950%	4/1/2030	380	367
	NSTAR Electric Co.	4.650%	5/15/2031	8,213	8,075
	OGE Energy Corp.	5.450%	5/15/2029	9,078	9,187
[1]	Ohio Power Co.	1.625%	1/15/2031	12,228	10,587
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	10,822	10,764
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	355	348
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	2,613	2,669
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	22,381	22,236
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	12,856	11,907
[2]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	19,585	19,120
	ONE Gas Inc.	5.100%	4/1/2029	7,061	7,111
	Pacific Gas & Electric Co.	5.000%	6/4/2028	2,987	2,995
	Pacific Gas & Electric Co.	3.000%	6/15/2028	29,342	28,417
	Pacific Gas & Electric Co.	3.750%	7/1/2028	917	898
	Pacific Gas & Electric Co.	6.100%	1/15/2029	16,980	17,376
	Pacific Gas & Electric Co.	5.550%	5/15/2029	25,300	25,667
	Pacific Gas & Electric Co.	4.550%	7/1/2030	39,104	38,137
	Pacific Gas & Electric Co.	2.500%	2/1/2031	50,261	44,799
	Pacific Gas & Electric Co.	3.250%	6/1/2031	19,885	18,202
	PacifiCorp	5.100%	2/15/2029	362	364
	PacifiCorp	4.250%	3/15/2029	10,957	10,776
	PacifiCorp	3.500%	6/15/2029	993	955
	PacifiCorp	5.300%	2/15/2031	1,000	1,003
	PacifiCorp	5.100%	4/15/2031	24,343	24,206
	PECO Energy Co.	5.000%	9/1/2031	5,514	5,503
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	8,490	8,200
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	450	403
	Pinnacle West Capital Corp.	4.900%	5/15/2028	2,835	2,842
	Pinnacle West Capital Corp.	4.650%	6/1/2029	6,274	6,237
	Pinnacle West Capital Corp.	5.150%	5/15/2030	11,406	11,452
	PPL Capital Funding Inc.	4.125%	4/15/2030	55	53
	Public Service Co. of Colorado	4.150%	3/13/2029	7,487	7,374
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	4,862	4,268
	Public Service Co. of Colorado	1.875%	6/15/2031	12,975	11,224
[1]	Public Service Electric & Gas Co.	3.700%	5/1/2028	391	386
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	599	588
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	10,826	10,431
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	8,467	7,836
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	15,970	15,489
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	7,899	8,008
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	5,778	5,893
43

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	20,321	20,474
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	23,690	23,624
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	5,306	4,649
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	7,568	7,454
	Puget Energy Inc.	2.379%	6/15/2028	1,125	1,077
	Puget Energy Inc.	4.100%	6/15/2030	11,825	11,340
	San Diego Gas & Electric Co.	4.950%	8/15/2028	14,771	14,847
[1]	San Diego Gas & Electric Co.	1.700%	10/1/2030	15,258	13,420
	Sempra	3.400%	2/1/2028	14,092	13,832
	Sempra	3.700%	4/1/2029	2,563	2,487
	Sempra	6.875%	10/1/2054	20,560	20,928
	Sempra	6.625%	4/1/2055	8,090	8,112
	Sempra	6.375%	4/1/2056	9,995	10,010
	Sierra Pacific Power Co.	6.200%	12/15/2055	5,750	5,658
	Southern California Edison Co.	5.850%	11/1/2027	525	531
[1]	Southern California Edison Co.	3.650%	3/1/2028	359	353
	Southern California Edison Co.	5.300%	3/1/2028	17,733	17,839
	Southern California Edison Co.	5.650%	10/1/2028	23,712	24,091
[1]	Southern California Edison Co.	4.200%	3/1/2029	29,047	28,460
	Southern California Edison Co.	5.150%	6/1/2029	16,159	16,190
	Southern California Edison Co.	2.850%	8/1/2029	355	334
	Southern California Edison Co.	5.250%	3/15/2030	18,673	18,684
	Southern California Edison Co.	2.250%	6/1/2030	1,963	1,765
	Southern California Edison Co.	4.950%	9/15/2031	5,055	4,956
[1]	Southern California Gas Co.	2.550%	2/1/2030	12,091	11,197
[1]	Southern Co.	1.750%	3/15/2028	2,050	1,961
	Southern Co.	4.850%	6/15/2028	22,287	22,339
	Southern Co.	5.500%	3/15/2029	20,399	20,724
[1]	Southern Co.	3.700%	4/30/2030	30,284	28,997
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	7,007	6,920
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	15,629	13,645
[1]	Southern Power Co.	4.250%	10/1/2030	6,710	6,521
	Southern Power Co.	4.800%	6/15/2031	9,269	9,135
	Southwest Gas Corp.	5.800%	12/1/2027	1,493	1,516
	Southwest Gas Corp.	5.450%	3/23/2028	8,535	8,617
	Southwest Gas Corp.	2.200%	6/15/2030	550	496
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	11,761	11,611
	Spire Inc.	6.250%	6/1/2056	7,755	7,723
	System Energy Resources Inc.	6.000%	4/15/2028	2,362	2,400
	Tampa Electric Co.	4.900%	3/1/2029	5,875	5,881
	Tampa Electric Co.	2.400%	3/15/2031	6,550	5,855
	Union Electric Co.	3.500%	3/15/2029	8,507	8,255
	Union Electric Co.	2.950%	3/15/2030	3,341	3,134
	United Utilities plc	6.875%	8/15/2028	5,989	6,203
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	1,944	1,918
[2]	Vistra Operations Co. LLC	4.550%	10/30/2028	5,130	5,074
[2]	Vistra Operations Co. LLC	5.000%	4/30/2031	25,098	24,610
	WEC Energy Group Inc.	5.150%	10/1/2027	13,099	13,177
	WEC Energy Group Inc.	1.375%	10/15/2027	86	83
	WEC Energy Group Inc.	4.750%	1/15/2028	28,389	28,444
	WEC Energy Group Inc.	5.625%	5/15/2056	7,445	7,328
	Wisconsin Electric Power Co.	3.950%	3/1/2029	5,550	5,453
	Wisconsin Electric Power Co.	5.000%	5/15/2029	1,430	1,438
	Wisconsin Electric Power Co.	4.150%	10/15/2030	23,072	22,414
	Wisconsin Electric Power Co.	4.650%	6/15/2031	21,317	20,993
	Wisconsin Power & Light Co.	3.050%	10/15/2027	337	331
	Wisconsin Power & Light Co.	3.000%	7/1/2029	345	329
	Wisconsin Power & Light Co.	1.950%	9/16/2031	5,000	4,301
	Wisconsin Public Service Corp.	4.550%	12/1/2029	4,675	4,647
	Wisconsin Public Service Corp.	4.250%	1/15/2031	12,410	12,049
	Xcel Energy Inc.	4.750%	3/21/2028	21,614	21,608
	Xcel Energy Inc.	4.000%	6/15/2028	3,763	3,715
	Xcel Energy Inc.	2.600%	12/1/2029	26,345	24,532
	Xcel Energy Inc.	3.400%	6/1/2030	18,522	17,527
					3,723,072
Total Corporate Bonds (Cost $51,199,307)					50,700,385
44

Short-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5]	Vanguard Market Liquidity Fund (Cost $92,437)	3.731%	924,409	92,432
Total Investments (98.7%) (Cost $51,710,301)				51,211,348
Other Assets and Liabilities—Net (1.3%)				681,360
Net Assets (100%)				51,892,708

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $411,743, representing 0.8% of net assets.

3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
4	Securities with a value of $5,750 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	December 2026	(939)	(101,089)	747
See accompanying Notes, which are an integral part of the Financial Statements.
45

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $51,617,864)	51,118,916
Affiliated Issuers (Cost $92,437)	92,432
Total Investments in Securities	51,211,348
Investment in Vanguard	1,116
Receivables for Investment Securities Sold	811,530
Receivables for Accrued Income	598,031
Receivables for Capital Shares Issued	5,632
Variation Margin Receivable—Futures Contracts	380
Total Assets	52,628,037
Liabilities
Due to Custodian	66
Payables for Investment Securities Purchased	730,027
Payables for Capital Shares Redeemed	4,496
Payables to Vanguard	740
Total Liabilities	735,329
Net Assets	51,892,708
At August 31, 2026, net assets consisted of:

Paid-in Capital	53,592,744
Total Distributable Earnings (Loss)	(1,700,036)
Net Assets	51,892,708

ETF Shares—Net Assets
Applicable to 571,169,584 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,855,528
Net Asset Value Per Share—ETF Shares	$78.53

Admiral™ Shares—Net Assets
Applicable to 209,285,397 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,476,107
Net Asset Value Per Share—Admiral Shares	$21.39

Institutional Shares—Net Assets
Applicable to 97,814,076 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,561,073
Net Asset Value Per Share—Institutional Shares	$26.18
See accompanying Notes, which are an integral part of the Financial Statements.
46

Short-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	2,184,932
Total Income	2,184,932
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,728
Management and Administrative—ETF Shares[2]	8,170
Management and Administrative—Admiral Shares[2]	2,230
Management and Administrative—Institutional Shares[2]	694
Marketing and Distribution—ETF Shares	1,944
Marketing and Distribution—Admiral Shares	216
Marketing and Distribution—Institutional Shares	76
Custodian Fees	3
Auditing Fees	48
Accounting Fees[2]	68
Shareholders’ Reports—ETF Shares[2]	768
Shareholders’ Reports—Admiral Shares[2]	45
Shareholders’ Reports—Institutional Shares[2]	1
Trustees’ Fees and Expenses	26
Other Expenses	15
Total Expenses	16,032
Net Investment Income	2,168,900
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	197,498
Futures Contracts	(5,933)
Swap Contracts	1,056
Realized Net Gain (Loss)	192,621
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,046,925)
Futures Contracts	766
Change in Unrealized Appreciation (Depreciation)	(1,046,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,315,362

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,913, ($10), and ($5), respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes $211,695 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,168,900	1,796,676
Realized Net Gain (Loss)	192,621	(53,123)
Change in Unrealized Appreciation (Depreciation)	(1,046,159)	574,206
Net Increase (Decrease) in Net Assets Resulting from Operations	1,315,362	2,317,759
Distributions
ETF Shares	(1,833,030)	(1,489,912)
Admiral Shares	(177,231)	(176,999)
Institutional Shares	(102,193)	(104,826)
Total Distributions	(2,112,454)	(1,771,737)
Capital Share Transactions
ETF Shares	6,201,644	3,297,682
Admiral Shares	245,922	121,110
Institutional Shares	213,259	(87,638)
Net Increase (Decrease) from Capital Share Transactions	6,660,825	3,331,154
Total Increase (Decrease)	5,863,733	3,877,176
Net Assets
Beginning of Period	46,028,975	42,151,799
End of Period	51,892,708	46,028,975
See accompanying Notes, which are an integral part of the Financial Statements.
48

Short-Term Corporate Bond Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$79.86	$78.83	$75.75	$76.14	$82.67
Investment Operations
Net Investment Income[1]	3.538	3.382	2.876	2.094	1.319
Net Realized and Unrealized Gain (Loss) on Investments	(1.360)	.994	3.043	(.441 )	(6.388)
Total from Investment Operations	2.178	4.376	5.919	1.653	(5.069)
Distributions
Dividends from Net Investment Income	(3.508)	(3.346)	(2.839)	(2.043)	(1.279)
Distributions from Realized Capital Gains	—	—	—	—	(.182 )
Total Distributions	(3.508)	(3.346)	(2.839)	(2.043)	(1.461)
Net Asset Value, End of Period	$78.53	$79.86	$78.83	$75.75	$76.14
Total Return	2.78%	5.70%	7.99%	2.23%	-6.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,856	$39,358	$35,599	$36,793	$43,723
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]
Ratio of Net Investment Income to Average Net Assets	4.46%	4.30%	3.75%	2.78%	1.67%
Portfolio Turnover Rate[3]	71%	73%	69%	63%	50%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Short-Term Corporate Bond Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$21.67	$21.40	$20.57	$20.70	$22.49
Investment Operations
Net Investment Income[1]	.957	.915	.778	.566	.351
Net Realized and Unrealized Gain (Loss) on Investments	(.367 )	.267	.834	(.126 )	(1.741)
Total from Investment Operations	.590	1.182	1.612	.440	(1.390)
Distributions
Dividends from Net Investment Income	(.870 )	(.912 )	(.782 )	(.570 )	(.350 )
Distributions from Realized Capital Gains	—	—	—	—	(.050 )
Total Distributions	(.870 )	(.912 )	(.782 )	(.570 )	(.400 )
Net Asset Value, End of Period	$21.39	$21.67	$21.40	$20.57	$20.70
Total Return[2]	2.76%	5.66%	7.99%	2.17%	-6.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,476	$4,289	$4,115	$4,060	$4,647
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	4.43%	4.27%	3.72%	2.75%	1.63%
Portfolio Turnover Rate[4]	71%	73%	69%	63%	50%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Short-Term Corporate Bond Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$26.53	$26.19	$25.19	$25.34	$27.53
Investment Operations
Net Investment Income[1]	1.178	1.125	.959	.702	.436
Net Realized and Unrealized Gain (Loss) on Investments	(.456 )	.337	1.003	(.149 )	(2.131)
Total from Investment Operations	.722	1.462	1.962	.553	(1.695)
Distributions
Dividends from Net Investment Income	(1.072)	(1.122)	(.962 )	(.703 )	(.434 )
Distributions from Realized Capital Gains	—	—	—	—	(.061 )
Total Distributions	(1.072)	(1.122)	(.962 )	(.703 )	(.495 )
Net Asset Value, End of Period	$26.18	$26.53	$26.19	$25.19	$25.34
Total Return	2.76%	5.72%	7.95%	2.22%	-6.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,561	$2,382	$2,438	$2,444	$2,239
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[2]	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	4.45%	4.29%	3.75%	2.79%	1.65%
Portfolio Turnover Rate[3]	71%	73%	69%	63%	50%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as
52

Short-Term Corporate Bond Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended August 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at August 31, 2026.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,116,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
53

Short-Term Corporate Bond Index Fund
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	418,531	—	418,531
Corporate Bonds	—	50,700,385	—	50,700,385
Temporary Cash Investments	92,432	—	—	92,432
Total	92,432	51,118,916	—	51,211,348

Derivative Financial Instruments
Assets
Futures Contracts[1]	747	—	—	747

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	210,477
Total Distributable Earnings (Loss)	(210,477)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	199,724
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(501,595)
Capital Loss Carryforwards	(1,398,165)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,700,036)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	2,112,454	1,771,737
Long-Term Capital Gains	—	—
Total	2,112,454	1,771,737

*	Includes short-term capital gains, if any.
54

Short-Term Corporate Bond Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	51,712,943
Gross Unrealized Appreciation	29,314
Gross Unrealized Depreciation	(530,909)
Net Unrealized Appreciation (Depreciation)	(501,595)
F. During the year ended August 31, 2026, the fund purchased $17,210,876,000 of investment securities and sold $16,673,359,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,145,271,000 and $17,235,958,000, respectively. In addition, the fund purchased and sold investment securities of $24,655,786,000 and $18,645,848,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	25,435,328	320,217	17,729,310	224,664
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(19,233,684)	(241,900)	(14,431,628)	(183,400)
Net Increase (Decrease)—ETF Shares	6,201,644	78,317	3,297,682	41,264
Admiral Shares
Issued	1,174,337	54,306	1,052,160	49,097
Issued in Lieu of Cash Distributions	151,369	7,014	150,009	6,999
Redeemed	(1,079,784)	(49,943)	(1,081,059)	(50,477)
Net Increase (Decrease)—Admiral Shares	245,922	11,377	121,110	5,619
Institutional Shares
Issued	473,490	17,834	300,821	11,506
Issued in Lieu of Cash Distributions	101,067	3,826	102,245	3,898
Redeemed	(361,298)	(13,643)	(490,704)	(18,687)
Net Increase (Decrease)—Institutional Shares	213,259	8,017	(87,638)	(3,283)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
55

Short-Term Corporate Bond Index Fund
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
56

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Short-Term Corporate Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short-Term Corporate Bond Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
57

Tax information (unaudited)
The fund hereby designates for the fiscal year $7,431,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 83.1%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q16450 102026
58

Financial Statements
For the year ended August 31, 2026
Vanguard Intermediate-Term Corporate Bond Index Fund

Contents

Intermediate-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
[1]	United States Treasury Note/Bond (Cost $44,185)	4.375%	8/31/2031	44,433	44,193
Corporate Bonds (98.2%)
Communications (7.7%)
	Airbnb Inc.	5.250%	3/16/2036	35,928	35,114
	Alphabet Inc.	4.375%	11/15/2032	65,575	63,104
	Alphabet Inc.	4.400%	2/15/2033	80,856	77,408
	Alphabet Inc.	5.200%	8/15/2033	81,473	81,185
	Alphabet Inc.	4.500%	5/15/2035	5,737	5,443
	Alphabet Inc.	4.700%	11/15/2035	124,358	117,835
	Alphabet Inc.	4.800%	2/15/2036	150,237	143,133
	Alphabet Inc.	5.450%	8/15/2036	61,761	61,297
	America Movil SAB de CV	4.700%	7/21/2032	17,820	17,307
	America Movil SAB de CV	5.000%	1/20/2033	22,386	21,915
	America Movil SAB de CV	6.375%	3/1/2035	37,526	39,720
	AppLovin Corp.	5.375%	12/1/2031	34,771	34,785
	AppLovin Corp.	5.500%	12/1/2034	41,053	40,396
	AT&T Inc.	2.250%	2/1/2032	78,080	67,210
	AT&T Inc.	4.550%	11/1/2032	64,983	62,408
	AT&T Inc.	4.750%	4/30/2033	75,351	72,471
	AT&T Inc.	2.550%	12/1/2033	113,575	93,752
	AT&T Inc.	5.400%	2/15/2034	119,506	118,702
	AT&T Inc.	4.500%	5/15/2035	66,484	61,082
	AT&T Inc.	5.375%	8/15/2035	32,821	32,095
	AT&T Inc.	4.900%	11/1/2035	26,600	25,104
	AT&T Inc.	5.125%	4/30/2036	28,743	27,382
	AT&T Inc.	5.250%	10/30/2036	27,209	26,041
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	49,390	48,421
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/2034	475	465
	Booking Holdings Inc.	5.375%	5/7/2036	14,158	13,924
	Charter Communications Operating LLC	2.300%	2/1/2032	50,502	42,033
	Charter Communications Operating LLC	6.050%	2/15/2032	34,821	34,847
	Charter Communications Operating LLC	4.400%	4/1/2033	6,019	5,421
	Charter Communications Operating LLC	6.650%	2/1/2034	47,938	48,252
	Charter Communications Operating LLC	6.600%	2/15/2034	11,845	11,910
	Charter Communications Operating LLC	6.550%	6/1/2034	45,747	45,674
	Charter Communications Operating LLC	6.384%	10/23/2035	81,553	79,518
	Charter Communications Operating LLC	5.850%	12/1/2035	35,604	33,451
	Charter Communications Operating LLC	6.950%	8/15/2036	32,600	32,655
	Comcast Corp.	4.950%	5/15/2032	29,982	29,583
	Comcast Corp.	5.500%	11/15/2032	38,175	38,720
	Comcast Corp.	4.250%	1/15/2033	64,781	60,770
	Comcast Corp.	4.650%	2/15/2033	41,856	40,097
	Comcast Corp.	7.050%	3/15/2033	23,692	25,810
	Comcast Corp.	4.800%	5/15/2033	52,181	50,371
	Comcast Corp.	5.300%	6/1/2034	62,842	61,825
	Comcast Corp.	4.200%	8/15/2034	13,848	12,585
	Comcast Corp.	5.300%	5/15/2035	22,412	22,006
	Comcast Corp.	5.650%	6/15/2035	25,773	25,643
	Comcast Corp.	4.400%	8/15/2035	17,509	15,805
	Comcast Corp.	6.500%	11/15/2035	1,992	2,096
	Comcast Corp.	3.200%	7/15/2036	34,269	27,771
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	38,882	46,678
	Electronic Arts Inc.	1.850%	2/15/2031	21,834	20,530
	Expedia Group Inc.	5.400%	2/15/2035	50,240	49,032
	Expedia Group Inc.	5.500%	4/15/2036	24,211	23,540
	FactSet Research Systems Inc.	3.450%	3/1/2032	34,202	30,828
	Fox Corp.	6.500%	10/13/2033	59,294	62,475
	MercadoLibre Inc.	4.900%	1/15/2033	33,271	32,099
	Meta Platforms Inc.	3.850%	8/15/2032	121,260	112,438
1

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.600%	11/15/2032	132,293	127,009
	Meta Platforms Inc.	4.875%	5/15/2033	73,182	70,737
	Meta Platforms Inc.	4.950%	5/15/2033	77,772	76,040
	Meta Platforms Inc.	4.750%	8/15/2034	84,351	80,257
	Meta Platforms Inc.	4.875%	11/15/2035	199,273	186,583
	Meta Platforms Inc.	5.250%	5/15/2036	185,253	178,019
	Netflix Inc.	4.900%	8/15/2034	33,271	32,591
	Netflix Inc.	5.250%	8/15/2036	31,125	30,756
	Omnicom Group Inc.	5.000%	6/2/2033	12,928	12,477
	Omnicom Group Inc.	5.300%	11/1/2034	10,385	10,110
	Omnicom Group Inc.	5.300%	6/2/2036	20,183	19,240
	Rogers Communications Inc.	3.800%	3/15/2032	66,285	60,909
	Rogers Communications Inc.	5.300%	2/15/2034	53,664	51,997
[2]	Space Exploration Technologies Corp.	5.650%	7/15/2033	193,664	186,415
[2]	Space Exploration Technologies Corp.	5.875%	7/15/2036	208,832	196,548
	Sprint Capital Corp.	8.750%	3/15/2032	57,348	66,486
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	18,820	17,656
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	10,178	10,225
	Telefonica Emisiones SA	7.045%	6/20/2036	54,747	58,952
	TELUS Corp.	3.400%	5/13/2032	32,676	29,340
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	14,132	15,406
	T-Mobile USA Inc.	2.250%	11/15/2031	13,306	11,533
	T-Mobile USA Inc.	2.700%	3/15/2032	40,728	35,766
	T-Mobile USA Inc.	5.125%	5/15/2032	49,537	49,255
	T-Mobile USA Inc.	4.625%	1/15/2033	12,228	11,733
	T-Mobile USA Inc.	5.200%	1/15/2033	61,027	60,590
	T-Mobile USA Inc.	5.050%	7/15/2033	85,090	83,315
	T-Mobile USA Inc.	6.700%	12/15/2033	4,529	4,852
	T-Mobile USA Inc.	5.750%	1/15/2034	18,695	18,957
	T-Mobile USA Inc.	5.150%	4/15/2034	59,802	58,555
	T-Mobile USA Inc.	4.700%	1/15/2035	42,142	39,571
	T-Mobile USA Inc.	5.300%	5/15/2035	26,715	26,143
	T-Mobile USA Inc.	4.950%	11/15/2035	34,448	32,735
	T-Mobile USA Inc.	5.000%	2/15/2036	51,024	48,514
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	16,981	18,669
	Uber Technologies Inc.	4.800%	9/15/2034	54,822	52,446
	Uber Technologies Inc.	4.800%	9/15/2035	36,952	35,014
	VeriSign Inc.	5.250%	6/1/2032	25,632	25,450
	Verizon Communications Inc.	2.355%	3/15/2032	168,823	146,020
	Verizon Communications Inc.	4.750%	1/15/2033	36,697	35,524
	Verizon Communications Inc.	5.050%	5/9/2033	14,521	14,347
	Verizon Communications Inc.	4.500%	8/10/2033	97,665	92,692
	Verizon Communications Inc.	6.400%	9/15/2033	2,141	2,259
	Verizon Communications Inc.	4.400%	11/1/2034	46,212	42,866
	Verizon Communications Inc.	4.780%	2/15/2035	83,601	78,931
	Verizon Communications Inc.	5.250%	4/2/2035	70,432	68,690
	Verizon Communications Inc.	5.850%	9/15/2035	785	797
	Verizon Communications Inc.	4.272%	1/15/2036	37,950	33,955
	Verizon Communications Inc.	5.000%	1/15/2036	99,878	94,780
	Verizon Communications Inc.	6.200%	5/14/2056	52,284	50,351
	Verizon Communications Inc.	6.050%	5/14/2058	67,801	66,264
	Verizon Communications Inc.	6.600%	2/15/2059	65,200	65,229
	Vodafone Group plc	6.250%	11/30/2032	611	639
	Vodafone Group plc	5.350%	6/18/2036	36,818	35,708
	Walt Disney Co.	6.550%	3/15/2033	8,971	9,734
	Walt Disney Co.	6.200%	12/15/2034	11,703	12,470
	Walt Disney Co.	6.400%	12/15/2035	21,040	22,743
	Walt Disney Co.	4.625%	3/14/2036	36,653	34,806
	WPP 2025 LLC	6.500%	3/30/2036	10,356	10,261
					5,562,079
Consumer Discretionary (5.7%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	13,574	12,852
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	38,985	38,752
	Amazon.com Inc.	3.600%	4/13/2032	81,520	75,970
	Amazon.com Inc.	4.700%	12/1/2032	78,460	77,110
	Amazon.com Inc.	4.550%	3/13/2033	142,144	136,918
	Amazon.com Inc.	4.350%	3/20/2033	78,901	75,143
	Amazon.com Inc.	5.100%	7/9/2033	107,335	106,167
	Amazon.com Inc.	4.800%	12/5/2034	16,722	16,287
2

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	4.650%	11/20/2035	60,994	57,492
	Amazon.com Inc.	4.875%	3/13/2036	218,559	207,830
	Amazon.com Inc.	5.300%	7/9/2036	175,829	172,159
[3]	American Honda Finance Corp.	4.850%	10/23/2031	9,892	9,712
	American Honda Finance Corp.	5.150%	7/9/2032	37,599	37,246
[3]	American Honda Finance Corp.	5.200%	4/8/2033	9,989	9,837
[3]	American Honda Finance Corp.	5.250%	7/8/2033	14,151	13,932
[3]	American Honda Finance Corp.	4.900%	1/10/2034	10,620	10,243
	American Honda Finance Corp.	5.200%	3/5/2035	21,848	21,330
	American Honda Finance Corp.	5.100%	1/8/2036	19,633	18,915
	AutoNation Inc.	3.850%	3/1/2032	15,784	14,574
	AutoNation Inc.	5.890%	3/15/2035	15,121	15,130
	AutoZone Inc.	4.750%	8/1/2032	45,690	44,553
	AutoZone Inc.	4.750%	2/1/2033	38,201	37,050
	AutoZone Inc.	5.200%	8/1/2033	9,021	8,924
	AutoZone Inc.	6.550%	11/1/2033	3,128	3,336
	AutoZone Inc.	5.400%	7/15/2034	58	58
	Block Financial LLC	5.375%	9/15/2032	12,135	11,896
	BorgWarner Inc.	2.650%	7/1/2027	1	1
	Brunswick Corp.	4.400%	9/15/2032	8,793	8,231
	Choice Hotels International Inc.	5.850%	8/1/2034	11,366	11,328
	Cornell University	4.835%	6/15/2034	13,000	12,794
[3]	Cornell University	4.733%	6/15/2035	17,939	17,373
	Darden Restaurants Inc.	6.300%	10/10/2033	2,860	2,996
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	21,048	18,857
	DR Horton Inc.	5.000%	10/15/2034	32,111	31,060
	DR Horton Inc.	5.500%	10/15/2035	15,975	15,856
	eBay Inc.	6.300%	11/22/2032	15,448	16,282
	eBay Inc.	5.125%	11/6/2035	25,009	24,122
	Ferguson Enterprises Inc.	5.000%	10/3/2034	17,153	16,616
	Ferguson Enterprises Inc.	5.600%	8/14/2036	5,575	5,560
	Ford Motor Co.	7.450%	7/16/2031	5,000	5,366
	Ford Motor Co.	3.250%	2/12/2032	110,850	96,946
	Ford Motor Co.	6.100%	8/19/2032	28,909	29,175
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	1	1
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	15,855	15,951
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	50,026	51,232
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	30,862	30,385
	Ford Motor Credit Co. LLC	6.107%	8/15/2033	21,935	21,912
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	21,972	23,155
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	46,033	45,823
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	48,790	49,333
	Ford Motor Credit Co. LLC	5.836%	10/31/2035	17,286	16,705
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	38,790	38,947
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	6,846	6,401
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	25,926	26,511
	General Motors Co.	5.600%	10/15/2032	37,613	38,061
	General Motors Co.	5.000%	4/1/2035	24,717	23,442
	General Motors Co.	6.250%	4/15/2035	42,709	43,860
	General Motors Co.	6.600%	4/1/2036	39,664	41,699
	General Motors Financial Co. Inc.	5.100%	9/15/2031	29,721	29,417
	General Motors Financial Co. Inc.	3.100%	1/12/2032	17,641	15,789
	General Motors Financial Co. Inc.	5.625%	4/4/2032	52,877	53,417
	General Motors Financial Co. Inc.	6.400%	1/9/2033	4,675	4,896
	General Motors Financial Co. Inc.	6.100%	1/7/2034	6,149	6,307
	General Motors Financial Co. Inc.	5.950%	4/4/2034	51,704	52,575
	General Motors Financial Co. Inc.	5.450%	9/6/2034	53,219	52,221
	General Motors Financial Co. Inc.	5.900%	1/7/2035	53,677	54,099
	General Motors Financial Co. Inc.	6.150%	7/15/2035	49,087	50,058
	General Motors Financial Co. Inc.	5.450%	1/8/2036	895	873
	Genuine Parts Co.	2.750%	2/1/2032	17,721	15,390
	Genuine Parts Co.	6.875%	11/1/2033	7,764	8,296
	Hasbro Inc.	6.050%	5/14/2034	2,422	2,490
	Home Depot Inc.	1.875%	9/15/2031	20,913	18,121
	Home Depot Inc.	3.250%	4/15/2032	64,984	59,727
	Home Depot Inc.	4.500%	9/15/2032	39,538	38,679
	Home Depot Inc.	4.950%	6/25/2034	33,682	33,138
	Home Depot Inc.	4.650%	9/15/2035	40,810	38,940
	Home Depot Inc.	5.875%	12/16/2036	10,000	10,361
	Honda Motor Co. Ltd.	2.967%	3/10/2032	7,208	6,412
3

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honda Motor Co. Ltd.	5.337%	7/8/2035	42,887	42,121
	Hyatt Hotels Corp.	5.375%	12/15/2031	19,358	19,389
	Hyatt Hotels Corp.	5.750%	3/30/2032	43,401	44,109
	Hyatt Hotels Corp.	5.500%	6/30/2034	744	740
	Hyatt Hotels Corp.	5.400%	12/15/2035	25,300	24,518
[3]	Johns Hopkins University	4.705%	7/1/2032	7,885	7,780
	Las Vegas Sands Corp.	5.650%	5/18/2033	10,054	9,896
	Las Vegas Sands Corp.	6.200%	8/15/2034	9,470	9,572
	Lear Corp.	2.600%	1/15/2032	18,130	15,823
	Leland Stanford Junior University	4.679%	3/1/2035	627	607
	Lowe's Cos. Inc.	3.750%	4/1/2032	33,759	31,429
	Lowe's Cos. Inc.	4.500%	10/15/2032	62,853	60,456
	Lowe's Cos. Inc.	5.000%	4/15/2033	43,532	42,911
	Lowe's Cos. Inc.	5.150%	7/1/2033	39,776	39,463
	Lowe's Cos. Inc.	4.850%	10/15/2035	67,278	64,120
	Lowe's Cos. Inc.	5.500%	10/15/2035	82	83
	Magna International Inc.	5.500%	3/21/2033	19,583	19,734
	Magna International Inc.	5.875%	6/1/2035	9,564	9,789
	Marriott International Inc.	4.500%	10/15/2031	5,442	5,295
	Marriott International Inc.	5.100%	4/15/2032	32,540	32,416
[3]	Marriott International Inc.	3.500%	10/15/2032	19,679	17,848
	Marriott International Inc.	4.500%	5/1/2033	24,376	23,201
[3]	Marriott International Inc.	2.750%	10/15/2033	1,696	1,448
	Marriott International Inc.	5.300%	5/15/2034	42,859	42,382
	Marriott International Inc.	5.350%	3/15/2035	13,730	13,532
	Marriott International Inc.	5.250%	10/15/2035	2,664	2,600
[3]	Marriott International Inc.	5.650%	9/15/2036	32,000	31,760
	Marriott International Inc.	5.500%	4/15/2037	11,490	11,275
[3]	McDonald's Corp.	4.600%	9/9/2032	35,425	34,839
	McDonald's Corp.	4.950%	8/14/2033	1,911	1,900
[3]	McDonald's Corp.	5.200%	5/17/2034	8,202	8,213
	McDonald's Corp.	4.950%	3/3/2035	43,938	42,768
[3]	McDonald's Corp.	4.700%	12/9/2035	9,439	9,010
	McDonald's Corp.	5.000%	2/13/2036	37,740	36,735
	Meritage Homes Corp.	5.650%	3/15/2035	31,751	31,519
	Northwestern University	4.940%	12/1/2035	29,328	28,768
	O'Reilly Automotive Inc.	4.700%	6/15/2032	9,341	9,131
	O'Reilly Automotive Inc.	5.000%	8/19/2034	35,377	34,287
	O'Reilly Automotive Inc.	5.100%	3/12/2036	20,770	20,019
	O'Reilly Automotive Inc.	5.550%	3/14/2037	14,075	13,930
	Owens Corning	5.700%	6/15/2034	53,256	53,953
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	10,199	9,848
	President & Fellows of Harvard College	5.259%	3/15/2036	4,950	5,000
	PulteGroup Inc.	7.875%	6/15/2032	12,990	14,656
	PulteGroup Inc.	6.375%	5/15/2033	18,428	19,455
	PulteGroup Inc.	6.000%	2/15/2035	1,523	1,565
	PulteGroup Inc.	4.900%	3/1/2036	17,200	16,382
	Ralph Lauren Corp.	5.000%	6/15/2032	44,571	44,405
	Rollins Inc.	5.250%	2/24/2035	15,276	14,857
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	41,233	39,330
	Royal Caribbean Cruises Ltd.	5.550%	1/20/2034	11,327	11,254
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	45,128	43,636
	Sands China Ltd.	3.250%	8/8/2031	5,881	5,312
	Stanley Black & Decker Inc.	3.000%	5/15/2032	3,352	2,984
	Starbucks Corp.	3.000%	2/14/2032	25,345	22,908
	Starbucks Corp.	4.800%	2/15/2033	17,882	17,514
	Starbucks Corp.	5.000%	2/15/2034	2,187	2,151
	Tapestry Inc.	3.050%	3/15/2032	23,515	21,016
	Tapestry Inc.	5.500%	3/11/2035	21,791	21,445
	Toll Brothers Finance Corp.	5.600%	6/15/2035	19,122	18,969
	Toyota Motor Corp.	5.123%	7/13/2033	50	50
	Toyota Motor Corp.	5.053%	6/30/2035	28,393	28,061
[3]	Toyota Motor Credit Corp.	1.650%	1/10/2031	6	5
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	41,731	41,035
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	1,290	1,132
	Toyota Motor Credit Corp.	4.650%	9/3/2032	46,704	45,557
[3]	Toyota Motor Credit Corp.	4.600%	3/11/2033	11,948	11,549
[3]	Toyota Motor Credit Corp.	5.000%	7/8/2033	29,162	28,739
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	23,018	22,436
	Toyota Motor Credit Corp.	5.350%	1/9/2035	47,755	47,799
4

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Motor Credit Corp.	4.800%	1/11/2036	50	48
	Tractor Supply Co.	5.200%	1/30/2032	10,200	10,181
	Tractor Supply Co.	5.250%	5/15/2033	27,521	27,356
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	10,000	9,462
[3]	Yale University	1.482%	4/15/2030	7,204	6,453
[3]	Yale University	4.701%	4/15/2032	6,390	6,343
					4,138,865
Consumer Staples (5.3%)
	Altria Group Inc.	2.450%	2/4/2032	67,520	58,737
	Altria Group Inc.	6.875%	11/1/2033	450	489
	Altria Group Inc.	5.250%	8/6/2035	34,511	33,749
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	188,887	178,898
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	13,474	12,770
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	15,083	14,912
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	54,362	48,887
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	23,742	24,855
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	370	358
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	150	151
	Avery Dennison Corp.	2.250%	2/15/2032	12,953	11,152
	Avery Dennison Corp.	5.750%	3/15/2033	17,346	17,777
	BAT Capital Corp.	4.742%	3/16/2032	46,631	45,649
	BAT Capital Corp.	5.350%	8/15/2032	60,853	61,165
	BAT Capital Corp.	7.750%	10/19/2032	374	419
	BAT Capital Corp.	4.625%	3/22/2033	30,025	28,772
	BAT Capital Corp.	6.421%	8/2/2033	32,319	34,162
	BAT Capital Corp.	5.300%	8/5/2033	10,468	10,412
	BAT Capital Corp.	6.000%	2/20/2034	13,447	13,902
	BAT Capital Corp.	5.625%	8/15/2035	322	324
	BAT Capital Corp.	5.550%	8/5/2036	20,050	19,850
	Brown-Forman Corp.	4.750%	4/15/2033	21,464	20,812
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	8,438	8,227
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	39,241	37,298
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	28,450	27,623
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	25,763	24,961
	Campbell's Co.	5.400%	3/21/2034	38,130	36,801
	Campbell's Co.	4.750%	3/23/2035	24,781	22,658
	Church & Dwight Co. Inc.	2.300%	12/15/2031	7,719	6,742
	Church & Dwight Co. Inc.	5.600%	11/15/2032	25,133	25,935
	Clorox Co.	4.600%	5/1/2032	47,441	45,927
	Clorox Co.	4.950%	5/15/2033	10,549	10,263
	Clorox Co.	5.250%	5/15/2036	9,601	9,321
	Coca-Cola Co.	2.250%	1/5/2032	33,616	29,714
	Coca-Cola Co.	5.000%	5/13/2034	2,633	2,648
	Coca-Cola Co.	4.650%	8/14/2034	16,720	16,441
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	17,479	17,639
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	10,724	8,817
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	9,769	9,538
	Colgate-Palmolive Co.	3.250%	8/15/2032	18,714	17,263
	Colgate-Palmolive Co.	4.600%	3/1/2033	12,208	12,177
	Conagra Brands Inc.	5.750%	8/1/2035	5,660	5,593
	Constellation Brands Inc.	2.250%	8/1/2031	26,100	22,803
	Constellation Brands Inc.	4.750%	5/9/2032	28,484	27,767
	Constellation Brands Inc.	4.900%	5/1/2033	26,909	26,142
	Constellation Brands Inc.	4.950%	11/1/2035	19,021	18,121
	Costco Wholesale Corp.	1.750%	4/20/2032	18,760	16,031
	Diageo Capital plc	2.125%	4/29/2032	4,770	4,068
	Diageo Capital plc	5.500%	1/24/2033	28,525	28,899
	Diageo Capital plc	5.625%	10/5/2033	16,805	17,157
	Diageo Investment Corp.	5.625%	4/15/2035	44,658	45,320
	Dollar General Corp.	5.000%	11/1/2032	37,623	36,932
	Dollar General Corp.	5.450%	7/5/2033	20,955	20,975
	Dollar Tree Inc.	2.650%	12/1/2031	44,386	39,159
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	36,881	35,609
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	8,828	8,654
	Flowers Foods Inc.	5.750%	3/15/2035	6,706	6,322
	General Mills Inc.	2.250%	10/14/2031	29,605	25,820
	General Mills Inc.	4.950%	3/29/2033	40,440	39,564
	General Mills Inc.	5.250%	1/30/2035	13,540	13,283
	Haleon US Capital LLC	3.625%	3/24/2032	66,323	61,455
5

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hershey Co.	4.950%	2/24/2032	17,544	17,552
	Hershey Co.	4.500%	5/4/2033	12,894	12,564
	Hershey Co.	5.100%	2/24/2035	3,574	3,566
	J M Smucker Co.	2.125%	3/15/2032	18,286	15,569
	J M Smucker Co.	6.200%	11/15/2033	46,219	48,513
	J M Smucker Co.	4.250%	3/15/2035	15,140	13,851
	JBS NV	3.750%	12/1/2031	9,590	8,903
	JBS NV	3.625%	1/15/2032	5,386	4,948
	JBS NV	3.000%	5/15/2032	51,133	45,064
	JBS NV	5.750%	4/1/2033	66,800	67,774
	JBS NV	5.950%	4/20/2035	48,190	48,705
	JBS NV	5.500%	1/15/2036	51,246	49,937
	Kellanova	5.250%	3/1/2033	20,677	20,738
	Kenvue Inc.	4.850%	5/22/2032	37,164	36,835
	Kenvue Inc.	4.900%	3/22/2033	35,658	35,168
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	51,112	47,954
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	29,620	29,205
	Kimberly-Clark Corp.	2.000%	11/2/2031	29,598	25,678
	Kimberly-Clark Corp.	4.500%	2/16/2033	892	874
	Kraft Heinz Foods Co.	5.200%	3/15/2032	20,368	20,324
	Kraft Heinz Foods Co.	6.750%	3/15/2032	182	195
	Kraft Heinz Foods Co.	5.400%	3/15/2035	24,829	24,536
	Kraft Heinz Foods Co.	5.000%	7/15/2035	17,153	16,391
	Kroger Co.	5.000%	9/15/2034	78,997	76,339
[2]	Maple Parent Holdings Corp.	5.700%	3/26/2036	2,095	2,061
	McCormick & Co. Inc.	4.950%	4/15/2033	18,392	17,995
	McCormick & Co. Inc.	4.700%	10/15/2034	17,393	16,490
	Molson Coors Beverage Co.	5.500%	7/8/2036	42,917	42,014
	Mondelez International Inc.	3.000%	3/17/2032	54,589	49,087
	Mondelez International Inc.	1.875%	10/15/2032	2,710	2,287
	Mondelez International Inc.	4.750%	8/28/2034	5,585	5,363
	Mondelez International Inc.	5.125%	5/6/2035	19,470	19,129
	PepsiCo Inc.	1.950%	10/21/2031	48,437	42,098
	PepsiCo Inc.	3.900%	7/18/2032	640	610
	PepsiCo Inc.	4.650%	7/23/2032	57,081	56,490
	PepsiCo Inc.	4.800%	7/17/2034	2,767	2,722
	PepsiCo Inc.	5.000%	2/7/2035	54,256	53,525
	PepsiCo Inc.	5.000%	7/23/2035	62,091	61,194
	Philip Morris International Inc.	4.750%	11/1/2031	23,389	23,089
	Philip Morris International Inc.	4.250%	10/29/2032	57,228	54,554
	Philip Morris International Inc.	5.750%	11/17/2032	16,019	16,496
	Philip Morris International Inc.	5.375%	2/15/2033	99,773	100,700
	Philip Morris International Inc.	5.625%	9/7/2033	49,831	50,873
	Philip Morris International Inc.	5.250%	2/13/2034	85,247	84,941
	Philip Morris International Inc.	4.900%	11/1/2034	21,184	20,600
	Philip Morris International Inc.	4.875%	4/30/2035	744	716
	Philip Morris International Inc.	4.625%	10/29/2035	36,919	34,718
	Philip Morris International Inc.	4.875%	4/29/2036	27,883	26,664
	Pilgrim's Pride Corp.	3.500%	3/1/2032	27,017	24,455
	Pilgrim's Pride Corp.	6.250%	7/1/2033	12,023	12,434
	Pilgrim's Pride Corp.	6.875%	5/15/2034	10,314	11,044
	Procter & Gamble Co.	4.100%	11/3/2032	51,487	49,601
	Procter & Gamble Co.	4.550%	1/29/2034	29,858	29,193
	Procter & Gamble Co.	5.800%	8/15/2034	30,291	31,793
	Procter & Gamble Co.	4.550%	10/24/2034	25	25
	Procter & Gamble Co.	4.600%	5/1/2035	50	49
	Procter & Gamble Co.	4.350%	11/3/2035	15,958	15,105
	Reynolds American Inc.	5.700%	8/15/2035	52,213	52,660
	Sysco Corp.	2.450%	12/14/2031	30,025	26,327
	Sysco Corp.	6.000%	1/17/2034	19,372	19,912
	Sysco Corp.	5.400%	3/23/2035	13,840	13,582
	Sysco Corp.	5.375%	9/21/2035	940	918
	Sysco Corp.	4.950%	3/25/2036	28,149	26,463
	Target Corp.	4.500%	9/15/2032	2,703	2,657
	Target Corp.	6.350%	11/1/2032	15,150	16,231
	Target Corp.	4.400%	1/15/2033	16,272	15,791
	Target Corp.	4.500%	9/15/2034	43,099	41,058
	Target Corp.	5.000%	4/15/2035	29,760	29,167
	Target Corp.	5.250%	2/15/2036	17,052	16,993
	Tyson Foods Inc.	5.700%	3/15/2034	34,192	34,652
6

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	4.875%	8/15/2034	11,801	11,307
	Tyson Foods Inc.	4.950%	2/20/2036	5,322	5,062
	Unilever Capital Corp.	5.900%	11/15/2032	60,279	63,194
	Unilever Capital Corp.	5.000%	12/8/2033	18,699	18,671
	Unilever Capital Corp.	4.625%	8/12/2034	35,430	34,328
	Walmart Inc.	7.550%	2/15/2030	4	4
	Walmart Inc.	1.800%	9/22/2031	49,305	42,987
	Walmart Inc.	4.150%	9/9/2032	44,593	43,197
	Walmart Inc.	4.100%	4/15/2033	28,099	26,903
	Walmart Inc.	4.450%	4/30/2033	8,558	8,340
	Walmart Inc.	4.900%	4/28/2035	47,689	47,040
	Walmart Inc.	5.250%	9/1/2035	42,557	42,882
	Walmart Inc.	4.750%	4/30/2036	41,016	39,777
					3,817,270
Energy (6.6%)
	Antero Resources Corp.	5.400%	2/1/2036	22,074	21,316
	APA Corp.	6.100%	2/15/2035	11,616	11,854
	Baker Hughes Holdings LLC	4.650%	6/15/2033	14,288	13,753
	Baker Hughes Holdings LLC	5.000%	6/15/2036	57,698	55,420
	Boardwalk Pipelines LP	3.600%	9/1/2032	4,180	3,827
	Boardwalk Pipelines LP	5.625%	8/1/2034	37,697	37,787
	Boardwalk Pipelines LP	5.375%	2/15/2036	22,371	21,735
	BP Capital Markets America Inc.	2.721%	1/12/2032	19,413	17,317
	BP Capital Markets America Inc.	4.812%	2/13/2033	96,911	94,956
	BP Capital Markets America Inc.	4.893%	9/11/2033	65,126	63,928
	BP Capital Markets America Inc.	4.989%	4/10/2034	57,168	56,176
	BP Capital Markets America Inc.	5.227%	11/17/2034	81,273	81,015
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	31,902	34,789
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	150	159
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	11,299	11,224
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	19,049	19,455
	Cenovus Energy Inc.	5.400%	3/20/2036	4,986	4,852
	Cheniere Energy Inc.	5.650%	4/15/2034	53,958	54,414
[2]	Cheniere Energy Inc.	5.200%	7/30/2036	8,140	7,851
	Cheniere Energy Partners LP	3.250%	1/31/2032	28,614	25,911
	Cheniere Energy Partners LP	5.950%	6/30/2033	55,353	56,974
	Cheniere Energy Partners LP	5.750%	8/15/2034	66,425	67,302
	Cheniere Energy Partners LP	5.550%	10/30/2035	18,446	18,350
	Chevron USA Inc.	4.819%	4/15/2032	46,533	46,363
	Chevron USA Inc.	4.500%	10/15/2032	62,013	60,729
	Chevron USA Inc.	4.980%	4/15/2035	675	668
	Chevron USA Inc.	4.850%	10/15/2035	42,911	41,960
	ConocoPhillips	5.900%	10/15/2032	35,659	37,309
	ConocoPhillips Co.	4.850%	1/15/2032	34,507	34,370
	ConocoPhillips Co.	5.050%	9/15/2033	17,921	17,881
	ConocoPhillips Co.	5.000%	1/15/2035	53,454	52,446
	Devon Energy Corp.	7.875%	9/30/2031	33,698	37,874
	Devon Energy Corp.	7.950%	4/15/2032	5,532	6,272
[2]	Devon Energy Corp.	5.600%	3/15/2034	27,340	27,657
	Devon Energy Corp.	5.200%	9/15/2034	2,616	2,579
[2]	Devon Energy Corp.	5.400%	2/15/2035	29,533	29,290
	Diamondback Energy Inc.	6.250%	3/15/2033	13,027	13,672
	Diamondback Energy Inc.	5.400%	4/18/2034	53,806	53,724
	Diamondback Energy Inc.	5.550%	4/1/2035	55,144	55,443
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	33,779	34,277
	Enbridge Inc.	5.700%	3/8/2033	100,760	102,640
	Enbridge Inc.	2.500%	8/1/2033	694	583
	Enbridge Inc.	5.625%	4/5/2034	50,980	51,507
	Enbridge Inc.	5.550%	6/20/2035	35,696	35,569
	Enbridge Inc.	5.200%	11/20/2035	34,517	33,502
	Enbridge Inc.	5.450%	3/27/2036	20,385	20,116
	Enbridge Inc.	7.200%	6/27/2054	20,628	21,607
	Energy Transfer LP	5.750%	2/15/2033	38,249	39,009
	Energy Transfer LP	6.550%	12/1/2033	58,285	61,900
	Energy Transfer LP	5.550%	5/15/2034	50,945	50,928
	Energy Transfer LP	5.600%	9/1/2034	61,171	61,215
	Energy Transfer LP	4.900%	3/15/2035	5,426	5,153
	Energy Transfer LP	5.700%	4/1/2035	19,361	19,450
	Energy Transfer LP	5.350%	1/15/2036	53,430	52,130
7

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	5.350%	1/31/2033	11,395	11,516
[3]	Enterprise Products Operating LLC	6.875%	3/1/2033	12,683	13,883
	Enterprise Products Operating LLC	4.850%	1/31/2034	51,777	50,462
	Enterprise Products Operating LLC	4.950%	2/15/2035	63,568	62,014
	Enterprise Products Operating LLC	5.200%	1/15/2036	32,754	32,157
	EOG Resources Inc.	5.000%	7/15/2032	68,779	68,385
	EOG Resources Inc.	3.900%	4/1/2035	1,360	1,222
	EOG Resources Inc.	5.350%	1/15/2036	28,811	28,527
	EQT Corp.	5.750%	2/1/2034	36,397	36,704
	Expand Energy Corp.	4.750%	2/1/2032	17,323	16,772
	Expand Energy Corp.	5.700%	1/15/2035	30,673	30,546
	Halliburton Co.	4.850%	11/15/2035	60,668	57,555
	Helmerich & Payne Inc.	2.900%	9/29/2031	42,257	37,616
	Helmerich & Payne Inc.	5.500%	12/1/2034	2,959	2,869
	Hess Corp.	7.125%	3/15/2033	37,606	41,643
	HF Sinclair Corp.	5.500%	9/1/2032	23,306	23,274
	HF Sinclair Corp.	6.250%	1/15/2035	22,524	23,100
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	4,744	5,246
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	7,138	7,247
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	40,470	45,247
	Kinder Morgan Inc.	4.800%	2/1/2033	26,786	26,091
	Kinder Morgan Inc.	5.200%	6/1/2033	58,693	58,467
	Kinder Morgan Inc.	5.400%	2/1/2034	46,994	47,050
	Kinder Morgan Inc.	5.300%	12/1/2034	38,795	38,242
	Kinder Morgan Inc.	5.850%	6/1/2035	44,134	45,091
	Kinder Morgan Inc.	5.550%	8/1/2036	23,475	23,263
	Marathon Petroleum Corp.	5.700%	3/1/2035	55,975	56,564
	MPLX LP	5.000%	5/1/2032	16,021	15,782
	MPLX LP	4.950%	9/1/2032	55,407	54,329
	MPLX LP	5.000%	1/15/2033	6,076	5,943
	MPLX LP	5.000%	3/1/2033	45,354	44,393
	MPLX LP	5.500%	6/1/2034	30,345	30,192
	MPLX LP	5.400%	4/1/2035	45,655	44,800
	MPLX LP	5.400%	9/15/2035	65,312	63,993
	MPLX LP	5.300%	4/1/2036	5,598	5,414
	Occidental Petroleum Corp.	7.875%	9/15/2031	38,279	42,665
	Occidental Petroleum Corp.	5.375%	1/1/2032	37,861	38,209
	Occidental Petroleum Corp.	5.550%	10/1/2034	19,065	19,247
	ONEOK Inc.	4.750%	10/15/2031	41,464	40,587
	ONEOK Inc.	4.950%	10/15/2032	19,660	19,244
	ONEOK Inc.	6.100%	11/15/2032	22,581	23,404
	ONEOK Inc.	6.050%	9/1/2033	62,676	64,644
	ONEOK Inc.	5.650%	9/1/2034	26,612	26,709
	ONEOK Inc.	5.050%	11/1/2034	64,940	62,653
	ONEOK Inc.	6.000%	6/15/2035	598	610
	ONEOK Inc.	5.400%	10/15/2035	25,736	25,257
	Ovintiv Inc.	7.200%	11/1/2031	14,755	15,950
	Ovintiv Inc.	6.250%	7/15/2033	7,610	7,948
	Ovintiv Inc.	6.500%	8/15/2034	29,457	31,069
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	522	558
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	7,801	7,746
	Phillips 66	4.650%	11/15/2034	7,081	6,755
	Phillips 66 Co.	5.300%	6/30/2033	54,321	54,380
	Phillips 66 Co.	4.950%	3/15/2035	20,713	20,149
[3]	Phillips 66 Co.	6.200%	3/15/2056	28,075	27,762
	Plains All American Pipeline LP	5.700%	9/15/2034	18,850	18,896
	Plains All American Pipeline LP	5.950%	6/15/2035	58,230	58,948
	Plains All American Pipeline LP	5.600%	1/15/2036	11,313	11,145
	Schlumberger Investment SA	4.800%	5/7/2033	7,156	6,997
	Schlumberger Investment SA	5.150%	5/7/2036	36,395	35,602
[3]	Shell Finance US Inc.	4.125%	5/11/2035	11,010	10,198
	Shell Finance US Inc.	4.750%	1/6/2036	27,708	26,600
	Shell International Finance BV	4.125%	5/11/2035	9,739	9,019
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	30,233	29,625
	Suncor Energy Inc.	7.150%	2/1/2032	17,374	18,878
	Suncor Energy Inc.	5.950%	12/1/2034	20,325	20,847
	Targa Resources Corp.	4.200%	2/1/2033	4,820	4,506
	Targa Resources Corp.	6.125%	3/15/2033	90	93
	Targa Resources Corp.	6.500%	3/30/2034	51,845	54,800
	Targa Resources Corp.	5.500%	2/15/2035	58,946	58,383
8

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Corp.	5.550%	8/15/2035	42,931	42,506
	Targa Resources Corp.	5.650%	2/15/2036	16,995	16,941
	Targa Resources Corp.	5.400%	7/30/2036	3,476	3,381
	Targa Resources Partners LP	4.000%	1/15/2032	49,188	46,226
	Texas Eastern Transmission LP	7.000%	7/15/2032	20,062	21,714
	TotalEnergies Capital SA	5.150%	4/5/2034	40,019	39,889
	TotalEnergies Capital SA	4.724%	9/10/2034	10,254	9,961
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	61,113	59,140
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	28,107	27,022
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	64,487	61,244
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	2,857	2,870
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	5,875	5,975
[3]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	6,178	6,182
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	35,862	34,673
	Valero Energy Corp.	2.800%	12/1/2031	19,402	17,338
	Valero Energy Corp.	7.500%	4/15/2032	9,684	10,792
	Valero Energy Corp.	5.150%	3/10/2036	16,331	15,789
	Viper Energy Partners LLC	5.700%	8/1/2035	31,227	31,166
	Western Midstream Operating LP	6.150%	4/1/2033	1,303	1,343
	Western Midstream Operating LP	5.450%	11/15/2034	35,503	34,814
	Western Midstream Operating LP	5.500%	12/15/2035	31,515	30,642
	Western Midstream Operating LP	5.700%	7/1/2036	16,881	16,638
	Williams Cos. Inc.	8.750%	3/15/2032	3,662	4,264
	Williams Cos. Inc.	4.650%	8/15/2032	57,932	56,170
	Williams Cos. Inc.	5.650%	3/15/2033	29,770	30,151
	Williams Cos. Inc.	5.150%	3/15/2034	55,139	53,967
	Williams Cos. Inc.	5.300%	9/30/2035	13,200	12,866
	Williams Cos. Inc.	5.150%	3/15/2036	57,695	55,384
	Woodside Finance Ltd.	5.700%	5/19/2032	2,679	2,725
	Woodside Finance Ltd.	5.100%	9/12/2034	22,581	21,852
	Woodside Finance Ltd.	6.000%	5/19/2035	45,299	46,214
					4,763,709
Financials (31.7%)
	AEGON Funding Co. LLC	5.625%	5/7/2036	17,653	17,207
	AerCap Ireland Capital DAC	5.375%	12/15/2031	5,542	5,552
	AerCap Ireland Capital DAC	3.300%	1/30/2032	123,068	111,029
	AerCap Ireland Capital DAC	4.750%	1/15/2033	16,155	15,526
	AerCap Ireland Capital DAC	3.400%	10/29/2033	77,090	67,305
	AerCap Ireland Capital DAC	5.300%	1/19/2034	22,526	22,106
	AerCap Ireland Capital DAC	4.950%	9/10/2034	41,106	39,246
	AerCap Ireland Capital DAC	5.000%	11/15/2035	23,302	22,146
	Affiliated Managers Group Inc.	5.500%	8/20/2034	12,860	12,686
	Affiliated Managers Group Inc.	5.500%	2/15/2036	15,549	15,046
	Aflac Inc.	5.150%	5/14/2036	8,747	8,520
	Allstate Corp.	5.250%	3/30/2033	26,528	26,546
	Allstate Corp.	5.350%	6/1/2033	10,561	10,607
	Allstate Corp.	5.550%	5/9/2035	20,586	20,748
	Allstate Corp.	5.950%	4/1/2036	13,326	13,787
[3]	Ally Financial Inc.	8.000%	11/1/2031	84,751	93,155
	Ally Financial Inc.	8.000%	11/1/2031	66	72
	Ally Financial Inc.	5.548%	7/31/2033	756	743
	Ally Financial Inc.	6.184%	7/26/2035	12,685	12,708
	American Express Co.	4.989%	5/26/2033	39,481	38,603
	American Express Co.	4.918%	7/20/2033	87,511	85,945
	American Express Co.	4.420%	8/3/2033	31,271	29,918
	American Express Co.	5.043%	5/1/2034	11,819	11,645
	American Express Co.	5.625%	7/28/2034	11,307	11,342
	American Express Co.	5.915%	4/25/2035	18,129	18,375
	American Express Co.	5.442%	1/30/2036	57,940	57,704
	American Express Co.	5.667%	4/25/2036	76,028	76,861
	American Express Co.	4.804%	10/24/2036	88,645	83,790
	American Express Co.	5.412%	2/8/2041	993	963
	American Financial Group Inc.	5.000%	9/23/2035	15,974	15,038
	American International Group Inc.	5.125%	3/27/2033	41,316	40,908
	American International Group Inc.	3.875%	1/15/2035	5,536	4,971
	American International Group Inc.	5.450%	5/7/2035	35,794	35,681
	American National Group Inc.	6.000%	7/15/2035	11,298	10,919
	Ameriprise Financial Inc.	4.500%	5/13/2032	9,498	9,238
	Ameriprise Financial Inc.	5.150%	5/15/2033	14,605	14,550
9

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameriprise Financial Inc.	5.200%	4/15/2035	40,379	39,572
	Ameriprise Financial Inc.	5.350%	6/15/2036	17,402	17,015
	Aon Corp.	2.050%	8/23/2031	9,869	8,542
	Aon Corp.	2.600%	12/2/2031	2,875	2,531
	Aon Corp.	5.000%	9/12/2032	20,443	20,176
	Aon Corp.	5.350%	2/28/2033	27,549	27,517
	Aon North America Inc.	5.450%	3/1/2034	65,689	65,336
	Apollo Debt Solutions BDC	6.550%	3/15/2032	19,221	19,313
	Apollo Global Management Inc.	6.375%	11/15/2033	4,925	5,166
	Apollo Global Management Inc.	5.150%	8/12/2035	48,560	46,489
	Apollo Global Management Inc.	5.700%	3/30/2036	30,652	30,258
	Apollo Global Management Inc.	6.000%	12/15/2054	20,537	19,514
	Arch Capital Group Ltd.	5.250%	6/15/2036	22,586	21,998
	Ares Capital Corp.	3.200%	11/15/2031	16,614	14,493
	Ares Capital Corp.	5.800%	3/8/2032	40,847	40,251
	Ares Strategic Income Fund	6.200%	3/21/2032	24,777	24,517
	Arthur J Gallagher & Co.	5.000%	2/15/2032	24,442	24,135
	Arthur J Gallagher & Co.	5.500%	3/2/2033	2,680	2,692
	Arthur J Gallagher & Co.	6.500%	2/15/2034	13,003	13,737
	Arthur J Gallagher & Co.	5.450%	7/15/2034	14,323	14,221
	Arthur J Gallagher & Co.	5.150%	2/15/2035	51,593	50,066
	Assurant Inc.	4.900%	3/27/2028	1	—
	Assurant Inc.	2.650%	1/15/2032	8,344	7,231
	Athene Holding Ltd.	6.650%	2/1/2033	20,311	21,067
	Athene Holding Ltd.	5.875%	1/15/2034	11,579	11,496
	Athene Holding Ltd.	6.150%	8/15/2036	55,310	54,754
	Athene Holding Ltd.	6.625%	10/15/2054	17,210	15,909
	Athene Holding Ltd.	6.875%	6/28/2055	19,210	17,980
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	36,378	40,604
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	49,719	50,752
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	5,589	5,337
	Banco Santander SA	3.225%	11/22/2032	31,805	28,578
	Banco Santander SA	6.921%	8/8/2033	70,966	75,312
	Banco Santander SA	6.938%	11/7/2033	53,392	58,459
	Banco Santander SA	6.350%	3/14/2034	43,555	44,921
	Banco Santander SA	5.624%	8/25/2034	22,229	22,130
	Banco Santander SA	6.033%	1/17/2035	57,857	59,408
	Banco Santander SA	5.127%	11/6/2035	29,356	28,118
	Banco Santander SA	5.437%	4/15/2036	57,198	55,902
[3]	Bank of America Corp.	3.419%	12/20/2028	1	1
	Bank of America Corp.	2.572%	10/20/2032	122,840	108,279
[3]	Bank of America Corp.	2.972%	2/4/2033	148,902	132,712
	Bank of America Corp.	4.571%	4/27/2033	161,407	155,794
[3]	Bank of America Corp.	5.015%	7/22/2033	190,820	188,468
	Bank of America Corp.	5.288%	4/25/2034	96,280	95,877
	Bank of America Corp.	5.872%	9/15/2034	97,879	100,640
	Bank of America Corp.	5.468%	1/23/2035	113,530	113,782
[3]	Bank of America Corp.	5.425%	8/15/2035	99,362	97,646
	Bank of America Corp.	5.518%	10/25/2035	130,490	128,536
	Bank of America Corp.	5.511%	1/24/2036	63,359	63,285
	Bank of America Corp.	5.744%	2/12/2036	118,527	118,074
	Bank of America Corp.	5.464%	5/9/2036	76,201	75,926
	Bank of America Corp.	2.482%	9/21/2036	83,055	71,674
	Bank of America Corp.	5.045%	2/6/2037	141,316	135,729
	Bank of America Corp.	3.846%	3/8/2037	32,544	29,900
	Bank of America Corp.	5.489%	4/23/2037	100,836	97,863
	Bank of Montreal	3.088%	1/10/2037	33,202	29,344
[3]	Bank of Montreal	5.298%	6/2/2037	22,559	22,045
[3]	Bank of New York Mellon Corp.	4.289%	6/13/2033	40,334	38,467
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	70,484	72,735
	Bank of New York Mellon Corp.	4.706%	2/1/2034	52,730	51,073
[3]	Bank of New York Mellon Corp.	5.182%	8/12/2034	30,228	29,985
[3]	Bank of New York Mellon Corp.	6.474%	10/25/2034	38,167	40,659
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	61,306	60,676
	Bank of New York Mellon Corp.	5.225%	11/20/2035	13,356	13,224
	Bank of New York Mellon Corp.	5.316%	6/6/2036	26,854	26,656
	Bank of New York Mellon Corp.	5.085%	4/23/2037	4,985	4,821
	Bank of New York Mellon Corp.	5.606%	7/21/2039	28,325	28,269
	Bank of Nova Scotia	2.450%	2/2/2032	16,514	14,438
	Bank of Nova Scotia	4.740%	11/10/2032	25,238	24,598
10

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	5.650%	2/1/2034	47,716	48,527
	Bank of Nova Scotia	4.813%	2/2/2034	32,537	31,429
	Bank of Nova Scotia	4.588%	5/4/2037	43,841	41,660
	Barclays plc	2.894%	11/24/2032	24,256	21,444
	Barclays plc	5.746%	8/9/2033	47,612	48,130
	Barclays plc	7.437%	11/2/2033	73,799	80,854
	Barclays plc	6.224%	5/9/2034	66,869	69,042
	Barclays plc	7.119%	6/27/2034	64,016	68,567
	Barclays plc	6.692%	9/13/2034	58,904	62,412
	Barclays plc	5.335%	9/10/2035	26,625	25,870
	Barclays plc	5.785%	2/25/2036	85,926	85,726
	Barclays plc	5.207%	2/24/2037	22,133	20,983
	Barclays plc	5.586%	6/26/2037	59,068	57,497
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	430	392
	Blackrock Finance Inc.	2.100%	2/25/2032	25,595	22,062
	Blackrock Inc.	4.750%	5/25/2033	55,637	54,690
	Blackrock Inc.	5.000%	3/14/2034	28,675	28,394
	Blackrock Inc.	4.900%	1/8/2035	14,803	14,493
	Blackstone Private Credit Fund	6.200%	11/15/2031	13,100	12,954
	Blackstone Private Credit Fund	6.000%	1/29/2032	50,427	49,457
	Blackstone Private Credit Fund	6.000%	11/22/2034	6,362	6,057
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	9,787	9,466
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	27,707	26,331
	Blue Owl Capital Corp.	6.300%	8/15/2031	12,615	12,509
[2]	Blue Owl Credit Income Corp.	6.550%	10/15/2031	15,980	15,856
	Blue Owl Finance LLC	6.250%	4/18/2034	22,827	22,363
	Blue Owl Finance LLC	6.750%	8/18/2036	23,500	23,434
	BOKF NA	6.108%	11/6/2040	12,634	12,703
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	11,450	11,320
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	18,977	19,000
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	28,291	27,107
	Brookfield Capital Finance LLC	6.087%	6/14/2033	9,185	9,445
	Brookfield Finance I UK plc	2.340%	1/30/2032	10,643	9,185
	Brookfield Finance Inc.	6.350%	1/5/2034	29,367	30,587
	Brookfield Finance Inc.	5.675%	1/15/2035	4,057	4,040
	Brookfield Finance Inc.	5.330%	1/15/2036	32,391	31,264
	Brown & Brown Inc.	4.200%	3/17/2032	27,542	25,840
	Brown & Brown Inc.	5.250%	6/23/2032	19,602	19,309
	Brown & Brown Inc.	5.650%	6/11/2034	17,297	17,154
	Brown & Brown Inc.	5.550%	6/23/2035	34,964	34,183
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	13,253	12,243
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	28,708	29,992
	Capital One Financial Corp.	6.700%	11/29/2032	47,842	51,088
	Capital One Financial Corp.	5.268%	5/10/2033	7,338	7,247
	Capital One Financial Corp.	5.817%	2/1/2034	40,711	41,155
	Capital One Financial Corp.	6.377%	6/8/2034	85,375	88,680
	Capital One Financial Corp.	7.964%	11/2/2034	46,103	52,054
	Capital One Financial Corp.	6.051%	2/1/2035	17,314	17,624
	Capital One Financial Corp.	5.884%	7/26/2035	57,473	57,896
	Capital One Financial Corp.	6.183%	1/30/2036	62,374	62,436
	Capital One Financial Corp.	5.197%	9/11/2036	54,075	51,536
	Capital One Financial Corp.	5.399%	1/30/2037	22,115	21,303
	Carlyle Group Inc.	5.050%	9/19/2035	38,258	36,175
	Cboe Global Markets Inc.	3.000%	3/16/2032	9,198	8,244
	Charles Schwab Corp.	1.950%	12/1/2031	40,068	34,468
	Charles Schwab Corp.	2.900%	3/3/2032	50,351	45,090
	Charles Schwab Corp.	5.853%	5/19/2034	56,475	57,976
	Charles Schwab Corp.	6.136%	8/24/2034	36,057	37,543
	Charles Schwab Corp.	4.914%	11/14/2036	32,272	30,695
	Charles Schwab Corp.	5.493%	5/21/2037	23,844	23,516
	Charles Schwab Corp.	5.655%	8/12/2037	43,818	43,680
	Chubb INA Holdings LLC	5.000%	3/15/2034	36,738	36,041
	Chubb INA Holdings LLC	4.900%	8/15/2035	70,288	67,656
	Chubb INA Holdings LLC	5.300%	5/20/2036	33,312	32,839
	Cincinnati Financial Corp.	6.125%	11/1/2034	6,377	6,513
[3]	Citibank NA	5.570%	4/30/2034	81,670	82,930
	Citigroup Inc.	6.625%	6/15/2032	50,234	53,432
	Citigroup Inc.	2.520%	11/3/2032	212	186
	Citigroup Inc.	3.057%	1/25/2033	128,381	114,795
	Citigroup Inc.	5.875%	2/22/2033	3,357	3,426
11

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.785%	3/17/2033	128,735	119,352
	Citigroup Inc.	4.910%	5/24/2033	56,400	55,278
	Citigroup Inc.	6.000%	10/31/2033	35	36
	Citigroup Inc.	6.270%	11/17/2033	111,880	117,302
	Citigroup Inc.	6.174%	5/25/2034	131,359	134,600
	Citigroup Inc.	5.827%	2/13/2035	102,780	102,539
	Citigroup Inc.	5.449%	6/11/2035	22,874	22,801
	Citigroup Inc.	6.020%	1/24/2036	122,172	122,991
[3]	Citigroup Inc.	5.333%	3/27/2036	57,902	57,001
	Citigroup Inc.	5.174%	9/11/2036	73,120	71,070
	Citigroup Inc.	5.411%	9/19/2039	22,003	21,272
	Citizens Financial Group Inc.	2.638%	9/30/2032	4,115	3,491
	Citizens Financial Group Inc.	6.645%	4/25/2035	6,640	6,988
	Citizens Financial Group Inc.	5.641%	5/21/2037	17,831	17,587
	CME Group Inc.	2.650%	3/15/2032	35,010	31,172
	CNA Financial Corp.	5.500%	6/15/2033	17,183	17,132
	CNA Financial Corp.	5.125%	2/15/2034	7,534	7,314
	CNA Financial Corp.	5.200%	8/15/2035	27,243	26,208
	CNO Financial Group Inc.	6.450%	6/15/2034	4,257	4,354
	Cooperatieve Rabobank UA	5.119%	6/9/2036	17,060	16,598
	Corebridge Financial Inc.	3.900%	4/5/2032	22,533	20,848
	Corebridge Financial Inc.	6.050%	9/15/2033	13,362	13,706
	Corebridge Financial Inc.	5.750%	1/15/2034	37,704	38,011
	Corebridge Financial Inc.	5.900%	8/20/2036	42,150	42,318
	Corebridge Financial Inc.	6.375%	9/15/2054	24,785	24,532
	Deutsche Bank AG	3.742%	1/7/2033	39,064	35,394
	Deutsche Bank AG	7.079%	2/10/2034	66,983	70,658
	Deutsche Bank AG	5.403%	9/11/2035	15,037	14,719
	Enstar Group Ltd.	4.950%	6/1/2029	1	—
	Enstar Group Ltd.	3.100%	9/1/2031	17,323	15,264
	Equitable Holdings Inc.	5.594%	1/11/2033	28,674	28,900
	Equitable Holdings Inc.	6.700%	3/28/2055	12,758	12,919
	F&G Annuities & Life Inc.	6.250%	10/4/2034	16,589	15,664
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	30,127	30,393
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	18,403	18,836
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	10,560	10,561
	Fifth Third Bancorp	4.337%	4/25/2033	29,114	27,580
	Fifth Third Bancorp	5.141%	1/29/2037	36,614	35,030
	Fifth Third Bank NA	5.332%	8/25/2033	15,505	15,231
	First American Financial Corp.	5.450%	9/30/2034	19,601	18,948
	First Citizens BancShares Inc.	6.254%	3/12/2040	26,886	25,994
	Franklin Templeton Inc.	5.500%	8/10/2036	23,000	22,541
	GATX Corp.	3.500%	6/1/2032	6,189	5,654
	GATX Corp.	4.900%	3/15/2033	4,142	4,035
	GATX Corp.	5.450%	9/15/2033	8,990	9,022
	GATX Corp.	6.050%	3/15/2034	31,096	32,019
	GATX Corp.	6.900%	5/1/2034	13,505	14,589
	GATX Corp.	5.500%	6/15/2035	27,276	26,980
	Global Payments Inc.	2.900%	11/15/2031	8,454	7,394
	Global Payments Inc.	5.400%	8/15/2032	12,859	12,639
	Global Payments Inc.	5.200%	11/15/2032	53,156	51,335
	Global Payments Inc.	5.400%	3/15/2033	16,860	16,389
	Global Payments Inc.	5.550%	11/15/2035	63,851	60,941
	Globe Life Inc.	5.850%	9/15/2034	1,585	1,603
	Goldman Sachs Capital I	6.345%	2/15/2034	233	239
	Goldman Sachs Group Inc.	2.650%	10/21/2032	99,466	87,322
	Goldman Sachs Group Inc.	6.125%	2/15/2033	20,262	21,289
	Goldman Sachs Group Inc.	3.102%	2/24/2033	152,443	136,132
	Goldman Sachs Group Inc.	5.094%	4/20/2034	126,524	123,455
	Goldman Sachs Group Inc.	6.561%	10/24/2034	4,412	4,678
	Goldman Sachs Group Inc.	5.851%	4/25/2035	109,847	111,444
	Goldman Sachs Group Inc.	5.330%	7/23/2035	110,780	108,792
	Goldman Sachs Group Inc.	5.016%	10/23/2035	85,701	82,271
	Goldman Sachs Group Inc.	5.536%	1/28/2036	113,596	112,543
	Goldman Sachs Group Inc.	4.939%	10/21/2036	138,976	131,268
	Goldman Sachs Group Inc.	5.065%	1/21/2037	176,784	167,885
	Goldman Sachs Group Inc.	5.425%	6/3/2037	101,482	98,862
	Goldman Sachs Group Inc.	5.655%	7/21/2037	93,547	92,647
	Goldman Sachs Group Inc.	5.387%	2/2/2041	78,119	74,074
[2]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	33,427	33,020
12

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	31,415	31,637
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	16,656	17,066
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	13,972	13,615
	Hanover Insurance Group Inc.	5.500%	9/1/2035	18,844	18,409
	HPS Corporate Lending Fund	5.950%	4/14/2032	16,085	15,641
[3]	HSBC Bank USA NA	5.875%	11/1/2034	220	224
[3]	HSBC Bank USA NA	5.625%	8/15/2035	1,950	1,949
	HSBC Holdings plc	2.871%	11/22/2032	57,271	50,703
	HSBC Holdings plc	4.762%	3/29/2033	73,293	70,303
	HSBC Holdings plc	5.402%	8/11/2033	87,163	86,942
	HSBC Holdings plc	8.113%	11/3/2033	93,854	105,116
	HSBC Holdings plc	6.254%	3/9/2034	83,595	86,916
	HSBC Holdings plc	5.208%	5/12/2034	49,283	48,243
	HSBC Holdings plc	6.547%	6/20/2034	87,832	91,367
	HSBC Holdings plc	7.399%	11/13/2034	76,233	82,956
	HSBC Holdings plc	5.719%	3/4/2035	32,569	32,725
	HSBC Holdings plc	5.874%	11/18/2035	41,573	41,437
	HSBC Holdings plc	5.450%	3/3/2036	85,938	84,478
	HSBC Holdings plc	6.500%	5/2/2036	11,444	12,128
[3]	HSBC Holdings plc	6.500%	5/2/2036	89	92
	HSBC Holdings plc	5.790%	5/13/2036	75,956	76,383
	HSBC Holdings plc	5.741%	9/10/2036	62,788	61,780
	HSBC Holdings plc	5.133%	11/6/2036	77,576	74,240
	HSBC Holdings plc	5.279%	3/10/2037	114,043	109,668
	HSBC Holdings plc	5.729%	8/14/2037	104,655	103,673
	Huntington Bancshares Inc.	5.023%	5/17/2033	17,521	17,164
	Huntington Bancshares Inc.	5.709%	2/2/2035	43,275	43,347
	Huntington Bancshares Inc.	6.141%	11/18/2039	19,340	19,344
	Huntington Bancshares Inc.	5.605%	1/28/2041	39,240	37,574
	ING Groep NV	4.252%	3/28/2033	21,886	20,844
	ING Groep NV	6.114%	9/11/2034	30,703	31,880
	ING Groep NV	5.550%	3/19/2035	37,268	37,289
	ING Groep NV	5.525%	3/25/2036	38,156	37,890
	ING Groep NV	5.420%	3/23/2037	65,617	64,093
	Intercontinental Exchange Inc.	1.850%	9/15/2032	71,032	59,232
	Intercontinental Exchange Inc.	4.600%	3/15/2033	57,484	55,583
	Intercontinental Exchange Inc.	5.150%	9/1/2033	11,879	11,828
	Intercontinental Exchange Inc.	5.400%	9/1/2036	25,932	25,780
	Jackson Financial Inc.	3.125%	11/23/2031	7,884	6,985
	Jackson Financial Inc.	5.670%	6/8/2032	8,790	8,753
	Jefferies Financial Group Inc.	2.625%	10/15/2031	50,738	43,962
	Jefferies Financial Group Inc.	6.200%	4/14/2034	24,066	24,382
	Jefferies Financial Group Inc.	5.500%	2/15/2036	58,150	55,081
	JPMorgan Chase & Co.	2.545%	11/8/2032	57,264	50,336
	JPMorgan Chase & Co.	2.963%	1/25/2033	145,962	130,362
	JPMorgan Chase & Co.	4.586%	4/26/2033	55,592	53,842
	JPMorgan Chase & Co.	4.912%	7/25/2033	145,048	142,570
	JPMorgan Chase & Co.	5.717%	9/14/2033	122,919	124,601
	JPMorgan Chase & Co.	5.350%	6/1/2034	173,863	173,978
	JPMorgan Chase & Co.	6.254%	10/23/2034	116,647	122,509
	JPMorgan Chase & Co.	5.336%	1/23/2035	77,900	77,505
	JPMorgan Chase & Co.	5.766%	4/22/2035	54,163	55,237
	JPMorgan Chase & Co.	5.294%	7/22/2035	121,249	119,976
	JPMorgan Chase & Co.	4.946%	10/22/2035	56,933	55,085
	JPMorgan Chase & Co.	5.502%	1/24/2036	52,638	52,612
	JPMorgan Chase & Co.	5.572%	4/22/2036	143,621	144,075
	JPMorgan Chase & Co.	5.576%	7/23/2036	151,230	149,984
	JPMorgan Chase & Co.	4.810%	10/22/2036	120,438	114,159
	JPMorgan Chase & Co.	4.898%	1/22/2037	124,468	118,367
	JPMorgan Chase & Co.	5.193%	2/5/2037	95,356	91,393
	JPMorgan Chase & Co.	5.148%	4/23/2037	159,478	154,325
	JPMorgan Chase & Co.	5.803%	7/23/2041	74,111	73,263
	Kemper Corp.	3.800%	2/23/2032	37,274	33,209
[3]	Keybank National Association	4.900%	8/8/2032	11,734	11,312
	Keybank National Association	5.000%	1/26/2033	45,356	44,088
[3]	KeyCorp	4.789%	6/1/2033	18,101	17,451
	KeyCorp	6.401%	3/6/2035	20,386	21,204
	KeyCorp	5.305%	1/28/2037	41,917	40,244
	Kilroy Realty LP	2.500%	11/15/2032	15,496	12,744
	Kilroy Realty LP	2.650%	11/15/2033	7,972	6,378
13

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kilroy Realty LP	5.875%	10/15/2035	5,075	4,905
	Kilroy Realty LP	6.250%	1/15/2036	11,082	10,976
	KKR & Co. Inc.	5.100%	8/7/2035	25,332	24,187
	Lazard Group LLC	5.625%	8/1/2035	8,000	7,869
	Lincoln National Corp.	3.400%	3/1/2032	4,416	3,988
	Lincoln National Corp.	5.852%	3/15/2034	7,975	8,021
	Lincoln National Corp.	5.350%	11/15/2035	21,712	20,818
	Lincoln National Corp.	6.800%	7/15/2056	5,695	5,657
	Lloyds Banking Group plc	4.976%	8/11/2033	53,583	52,527
	Lloyds Banking Group plc	7.953%	11/15/2033	34,259	38,051
	Lloyds Banking Group plc	5.679%	1/5/2035	88,768	89,519
	Lloyds Banking Group plc	5.590%	11/26/2035	45,679	45,653
	Lloyds Banking Group plc	6.068%	6/13/2036	37,950	38,079
	Lloyds Banking Group plc	4.943%	11/4/2036	17,852	16,897
	Lloyds Banking Group plc	5.696%	8/17/2037	24,250	24,038
	Loews Corp.	4.940%	4/1/2036	30,029	28,538
	LPL Holdings Inc.	6.000%	5/20/2034	11,412	11,516
	LPL Holdings Inc.	5.650%	3/15/2035	11,641	11,400
	LPL Holdings Inc.	5.750%	6/15/2035	15,673	15,429
	M&T Bank Corp.	5.053%	1/27/2034	31,843	30,969
[3]	M&T Bank Corp.	5.385%	1/16/2036	37,003	36,051
	Manulife Financial Corp.	3.703%	3/16/2032	22,907	21,407
	Manulife Financial Corp.	4.986%	12/11/2035	39,128	37,569
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	39,304	38,820
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	350	360
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	10,733	10,830
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	11,938	11,750
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	88,391	85,218
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	23,692	22,690
	Mastercard Inc.	2.000%	11/18/2031	29,611	25,893
	Mastercard Inc.	4.350%	1/15/2032	54,317	52,852
	Mastercard Inc.	4.950%	3/15/2032	17,803	17,848
	Mastercard Inc.	4.850%	3/9/2033	2,744	2,718
	Mastercard Inc.	4.875%	5/9/2034	36,760	36,188
	Mastercard Inc.	4.550%	1/15/2035	44,943	42,980
	Mastercard Inc.	5.000%	6/8/2036	29,852	29,050
	Mercury General Corp.	6.250%	6/15/2036	13,492	13,320
	MetLife Inc.	6.500%	12/15/2032	13,617	14,578
	MetLife Inc.	5.375%	7/15/2033	36,236	36,678
	MetLife Inc.	6.375%	6/15/2034	8,051	8,537
	MetLife Inc.	5.300%	12/15/2034	50,198	50,078
	MetLife Inc.	5.700%	6/15/2035	50,685	51,543
[3]	MetLife Inc.	6.350%	3/15/2055	32,225	32,743
[3]	MetLife Inc.	5.850%	3/15/2056	33,815	32,792
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	7,364	6,441
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	36,596	32,357
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	755	717
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	67,370	66,585
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	9,775	9,821
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	17,699	17,733
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	751	752
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	64,854	64,412
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	35,142	35,103
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	51,905	51,942
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	43,690	42,343
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	70,430	67,326
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	69,203	67,350
	Mitsubishi UFJ Financial Group Inc.	5.568%	7/24/2037	13,877	13,754
	Mizuho Financial Group Inc.	2.564%	9/13/2031	22,451	19,649
	Mizuho Financial Group Inc.	5.669%	9/13/2033	29,058	29,520
	Mizuho Financial Group Inc.	5.754%	5/27/2034	29,189	29,688
	Mizuho Financial Group Inc.	5.748%	7/6/2034	25,724	26,143
	Mizuho Financial Group Inc.	5.579%	5/26/2035	29,867	29,914
	Mizuho Financial Group Inc.	5.594%	7/10/2035	13,158	13,179
	Mizuho Financial Group Inc.	5.422%	5/13/2036	23,540	23,230
	Mizuho Financial Group Inc.	5.323%	7/8/2036	59,063	57,834
	Mizuho Financial Group Inc.	5.050%	5/12/2037	41,313	39,362
	Mizuho Financial Group Inc.	5.337%	7/13/2037	21,476	20,833
	Morgan Stanley	7.250%	4/1/2032	52,263	57,972
[3]	Morgan Stanley	2.511%	10/20/2032	61,876	54,146
14

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.943%	1/21/2033	95,258	84,487
	Morgan Stanley	4.889%	7/20/2033	72,386	70,742
	Morgan Stanley	6.342%	10/18/2033	115,534	121,032
[3]	Morgan Stanley	5.250%	4/21/2034	132,770	131,225
[3]	Morgan Stanley	5.424%	7/21/2034	52,085	51,858
	Morgan Stanley	6.627%	11/1/2034	90,890	96,788
	Morgan Stanley	5.466%	1/18/2035	96,001	95,533
	Morgan Stanley	5.831%	4/19/2035	108,535	110,372
	Morgan Stanley	5.320%	7/19/2035	103,155	101,542
	Morgan Stanley	5.587%	1/18/2036	49,321	49,245
	Morgan Stanley	5.664%	4/17/2036	107,337	107,650
	Morgan Stanley	2.484%	9/16/2036	117,826	101,089
[3]	Morgan Stanley	4.892%	10/22/2036	56,875	53,780
	Morgan Stanley	5.073%	1/30/2037	129,768	123,680
	Morgan Stanley	5.296%	4/10/2037	153,008	148,149
	Morgan Stanley	5.297%	4/20/2037	58,285	57,115
[3]	Morgan Stanley	5.605%	7/17/2037	79,131	78,316
	Morgan Stanley	5.948%	1/19/2038	65,101	65,883
	Morgan Stanley	5.942%	2/7/2039	52,025	52,249
	Morgan Stanley	5.314%	1/18/2041	40,282	38,204
	Nasdaq Inc.	5.550%	2/15/2034	38,503	38,906
	NatWest Group plc	6.016%	3/2/2034	21,710	22,396
	NatWest Group plc	5.778%	3/1/2035	55,997	56,752
	Nomura Holdings Inc.	2.999%	1/22/2032	14,804	13,159
	Nomura Holdings Inc.	6.181%	1/18/2033	36,831	38,231
	Nomura Holdings Inc.	6.087%	7/12/2033	1,595	1,650
	Nomura Holdings Inc.	5.783%	7/3/2034	39,414	39,897
	Nomura Holdings Inc.	5.491%	6/29/2035	18,859	18,760
	Nomura Holdings Inc.	5.545%	7/14/2036	43,890	42,879
	Northern Trust Corp.	6.125%	11/2/2032	18,626	19,544
	Northern Trust Corp.	5.117%	11/19/2040	46,792	44,590
	Old Republic International Corp.	5.750%	3/28/2034	9,912	9,940
	Old Republic International Corp.	5.700%	6/1/2036	24,630	24,139
	ORIX Corp.	3.700%	7/18/2027	1	1
	ORIX Corp.	4.000%	4/13/2032	14,000	13,204
	ORIX Corp.	5.200%	9/13/2032	8,779	8,784
	ORIX Corp.	5.400%	2/25/2035	19,740	19,535
	PayPal Holdings Inc.	4.400%	6/1/2032	36,586	35,089
	PayPal Holdings Inc.	5.150%	6/1/2034	8,506	8,294
	PayPal Holdings Inc.	5.100%	4/1/2035	26,195	25,236
	PayPal Holdings Inc.	5.550%	6/1/2036	26,111	25,523
	PNC Financial Services Group Inc.	4.812%	10/21/2032	46,340	45,498
	PNC Financial Services Group Inc.	4.626%	6/6/2033	33,989	32,502
	PNC Financial Services Group Inc.	6.037%	10/28/2033	21,265	21,977
	PNC Financial Services Group Inc.	5.068%	1/24/2034	19,158	18,827
	PNC Financial Services Group Inc.	5.939%	8/18/2034	35,193	36,270
	PNC Financial Services Group Inc.	6.875%	10/20/2034	97,438	105,545
	PNC Financial Services Group Inc.	5.676%	1/22/2035	75,184	75,964
	PNC Financial Services Group Inc.	5.401%	7/23/2035	39,551	39,211
	PNC Financial Services Group Inc.	5.575%	1/29/2036	83,775	83,822
	PNC Financial Services Group Inc.	5.373%	7/21/2036	30,928	30,497
	PNC Financial Services Group Inc.	5.463%	7/21/2037	43,538	42,854
	PNC Financial Services Group Inc.	5.423%	1/25/2041	51,666	49,397
	Primerica Inc.	2.800%	11/19/2031	30,121	26,782
	Principal Financial Group Inc.	5.375%	3/15/2033	19,346	19,402
	Principal Financial Group Inc.	5.300%	1/15/2037	10,125	9,790
	Progressive Corp.	3.000%	3/15/2032	27,573	24,848
	Progressive Corp.	6.250%	12/1/2032	12,255	13,006
	Progressive Corp.	4.950%	6/15/2033	6,520	6,463
	Progressive Corp.	5.150%	3/26/2036	19,865	19,399
[3]	Prudential Financial Inc.	5.750%	7/15/2033	20,189	20,859
	Prudential Financial Inc.	5.200%	3/14/2035	10,045	9,860
	Prudential Financial Inc.	5.125%	3/1/2052	57,061	55,125
	Prudential Financial Inc.	6.000%	9/1/2052	39,456	39,646
	Prudential Financial Inc.	6.750%	3/1/2053	10,620	11,043
	Prudential Financial Inc.	6.500%	3/15/2054	38,491	39,269
	Prudential Financial Inc.	6.250%	6/15/2056	20,728	20,405
	Prudential Funding Asia plc	3.625%	3/24/2032	29,086	26,947
	Raymond James Financial Inc.	4.900%	9/11/2035	25,944	24,675
	Regions Financial Corp.	5.502%	9/6/2035	33,650	33,148
15

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reinsurance Group of America Inc.	6.000%	9/15/2033	6,872	7,028
	Reinsurance Group of America Inc.	5.750%	9/15/2034	19,836	19,896
	Reinsurance Group of America Inc.	6.650%	9/15/2055	21,500	21,430
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	25,875	26,031
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	28,920	29,061
[3]	Royal Bank of Canada	2.300%	11/3/2031	4,765	4,189
	Royal Bank of Canada	3.875%	5/4/2032	44,294	41,623
[3]	Royal Bank of Canada	5.000%	2/1/2033	82,117	81,317
[3]	Royal Bank of Canada	5.000%	5/2/2033	482	477
[3]	Royal Bank of Canada	5.150%	2/1/2034	31,524	31,538
	Santander Holdings USA Inc.	6.342%	5/31/2035	13,734	14,186
	Santander Holdings USA Inc.	5.701%	6/5/2037	2,613	2,547
	Santander UK Group Holdings plc	5.136%	9/22/2036	39,060	37,030
	Selective Insurance Group Inc.	5.900%	4/15/2035	13,460	13,693
	State Street Bank & Trust Co.	5.217%	7/23/2034	2,254	2,245
	State Street Corp.	4.675%	10/22/2032	50,510	49,511
	State Street Corp.	2.623%	2/7/2033	7,123	6,274
	State Street Corp.	4.421%	5/13/2033	5,616	5,409
	State Street Corp.	4.164%	8/4/2033	17,838	16,887
	State Street Corp.	4.821%	1/26/2034	10,890	10,644
	State Street Corp.	5.159%	5/18/2034	26,953	26,799
	State Street Corp.	6.123%	11/21/2034	16,218	16,828
	State Street Corp.	5.146%	2/28/2036	16,367	16,044
	State Street Corp.	4.784%	10/23/2036	41,880	39,728
	State Street Corp.	5.094%	4/24/2037	50,547	48,910
	Stewart Information Services Corp.	3.600%	11/15/2031	2,674	2,344
[3]	Sumisho Air Lease Corp.	2.875%	1/15/2032	15,727	13,908
[2]	Sumisho Air Lease Corp.	5.500%	3/24/2036	17,245	16,777
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	40,302	34,979
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	19,927	20,075
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	75,817	77,445
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	3,940	3,854
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	27,369	27,926
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	3,137	3,210
	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	17,046	16,676
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	45,100	45,306
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	42,776	43,071
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	14,596	14,237
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	51,559	49,301
	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	24,118	23,398
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	52,054	49,473
	Synchrony Financial	2.875%	10/28/2031	27,397	24,055
	Synchrony Financial	6.000%	7/29/2036	12,863	12,668
	Synchrony Financial	6.276%	7/31/2037	6,028	5,998
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	4,722	4,122
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	546	478
	Toronto-Dominion Bank	5.298%	1/30/2032	40,797	41,079
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	68,792	62,380
	Toronto-Dominion Bank	4.456%	6/8/2032	43,299	41,863
	Toronto-Dominion Bank	4.866%	4/22/2033	60,504	58,964
	Toronto-Dominion Bank	4.928%	10/15/2035	54,764	52,481
	TPG Operating Group II LP	5.875%	3/5/2034	2,441	2,455
	TPG Operating Group II LP	5.375%	1/15/2036	24,746	23,733
	Travelers Cos. Inc.	5.050%	7/24/2035	12,477	12,152
	Travelers Cos. Inc.	6.750%	6/20/2036	465	510
	Travelers Property Casualty Corp.	6.375%	3/15/2033	18,344	19,664
[3]	Truist Financial Corp.	4.916%	7/28/2033	28,603	27,582
[3]	Truist Financial Corp.	6.123%	10/28/2033	38,653	40,036
[3]	Truist Financial Corp.	5.122%	1/26/2034	46,788	45,902
[3]	Truist Financial Corp.	5.867%	6/8/2034	86,742	88,276
[3]	Truist Financial Corp.	5.711%	1/24/2035	51,683	52,014
[3]	Truist Financial Corp.	4.964%	10/23/2036	33,808	32,042
[3]	Truist Financial Corp.	5.281%	4/23/2037	8,422	8,134
	UBS Americas Inc.	7.125%	7/15/2032	11,079	12,156
	Unum Group	5.250%	12/15/2035	5,580	5,372
[3]	US Bancorp	2.677%	1/27/2033	142	125
[3]	US Bancorp	4.967%	7/22/2033	59,025	57,495
	US Bancorp	5.850%	10/21/2033	17,820	18,271
	US Bancorp	4.839%	2/1/2034	49,627	48,115
	US Bancorp	5.836%	6/12/2034	80,836	82,670
16

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	5.678%	1/23/2035	89,122	90,110
	US Bancorp	5.424%	2/12/2036	19,226	19,125
	US Bancorp	2.491%	11/3/2036	54,867	47,262
	US Bancorp	5.033%	1/26/2037	51,233	49,215
	US Bancorp	5.470%	7/27/2037	43,570	43,099
	US Bancorp	5.723%	5/20/2041	21,123	20,591
	Visa Inc.	4.400%	2/12/2033	29,116	28,250
	Visa Inc.	4.150%	12/14/2035	41,094	38,316
	Visa Inc.	4.700%	2/12/2036	28,481	27,492
	Voya Financial Inc.	5.000%	9/20/2034	727	702
	Voya Financial Inc.	5.050%	3/2/2036	2,600	2,465
	Wachovia Corp.	5.500%	8/1/2035	2,728	2,689
[3]	Wells Fargo & Co.	3.350%	3/2/2033	163,590	148,440
[3]	Wells Fargo & Co.	4.897%	7/25/2033	103,543	101,310
	Wells Fargo & Co.	5.389%	4/24/2034	114,048	113,916
[3]	Wells Fargo & Co.	5.557%	7/25/2034	120,023	120,933
	Wells Fargo & Co.	6.491%	10/23/2034	127,479	135,212
	Wells Fargo & Co.	5.499%	1/23/2035	127,444	127,614
	Wells Fargo & Co.	5.375%	2/7/2035	3,233	3,250
	Wells Fargo & Co.	5.211%	12/3/2035	95,144	93,157
	Wells Fargo & Co.	5.605%	4/23/2036	117,819	118,310
	Wells Fargo & Co.	4.892%	9/15/2036	41,310	39,391
	Wells Fargo & Co.	4.960%	1/23/2037	135,982	129,461
	Westpac Banking Corp.	5.405%	8/10/2033	38,710	38,509
	Westpac Banking Corp.	6.820%	11/17/2033	16,147	17,255
[3]	Westpac Banking Corp.	5.618%	11/20/2035	63,008	62,262
	Westpac Banking Corp.	3.020%	11/18/2036	45,190	39,917
	Willis North America Inc.	5.350%	5/15/2033	34,706	34,535
	Zions Bancorp NA	6.816%	11/19/2035	21,977	22,602
					22,904,821
Health Care (8.6%)
	Abbott Laboratories	4.300%	3/15/2033	105,100	100,439
	Abbott Laboratories	4.650%	3/15/2036	120,861	114,567
	AbbVie Inc.	4.400%	3/15/2033	20,524	19,682
	AbbVie Inc.	5.050%	9/15/2033	42,075	41,663
	AbbVie Inc.	5.050%	3/15/2034	118,643	117,348
[4]	AbbVie Inc.	4.550%	3/15/2035	82,698	78,185
	AbbVie Inc.	5.200%	3/15/2035	13,416	13,306
	AbbVie Inc.	4.500%	5/14/2035	91,456	86,108
	AbbVie Inc.	4.750%	3/15/2036	56,090	53,419
	AbbVie Inc.	4.300%	5/14/2036	36,832	33,820
	AbbVie Inc.	5.300%	9/15/2036	13,319	13,173
	Adventist Health System	5.430%	3/1/2032	12,885	12,939
	Adventist Health System	5.757%	12/1/2034	13,828	13,924
	Aetna Inc.	6.625%	6/15/2036	25,580	27,191
[2]	Agilent Technologies Inc.	4.900%	1/15/2032	500	495
	Agilent Technologies Inc.	4.750%	9/9/2034	22,420	21,616
	Amgen Inc.	2.000%	1/15/2032	56,537	48,335
	Amgen Inc.	3.350%	2/22/2032	29,123	26,679
	Amgen Inc.	4.200%	3/1/2033	11,798	11,145
	Amgen Inc.	5.250%	3/2/2033	166,141	166,297
	Amgen Inc.	4.850%	2/19/2036	34,142	32,603
[3]	Ascension Health	4.923%	11/15/2035	24,675	23,861
	AstraZeneca Finance LLC	4.300%	3/2/2033	28,078	26,844
	AstraZeneca Finance LLC	4.875%	3/3/2033	21,969	21,747
	AstraZeneca Finance LLC	5.000%	2/26/2034	38,419	37,978
	AstraZeneca Finance LLC	4.600%	3/2/2036	27,502	25,998
	Augusta SpinCo Corp.	4.945%	3/23/2033	26,315	25,763
	Augusta SpinCo Corp.	5.245%	3/23/2036	18,776	18,317
	Baxter International Inc.	2.539%	2/1/2032	53,650	46,100
	Baxter International Inc.	5.650%	12/15/2035	15,230	14,860
	Becton Dickinson & Co.	4.298%	8/22/2032	22,425	21,413
	Becton Dickinson & Co.	5.110%	2/8/2034	7,897	7,772
	Biogen Inc.	5.750%	5/15/2035	20,529	20,873
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	21,787	20,107
	Boston Scientific Corp.	6.250%	11/15/2035	6,821	7,255
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	72,750	65,602
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	5,781	6,024
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	94,270	94,308
17

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	5.450%	2/15/2034	15,605	15,623
	Cardinal Health Inc.	5.350%	11/15/2034	50,177	49,688
	Cardinal Health Inc.	5.150%	9/15/2035	4,215	4,104
[3]	Cedars-Sinai Health System	2.288%	8/15/2031	6,155	5,446
	Cencora Inc.	4.600%	2/13/2033	9,712	9,374
	Cencora Inc.	5.125%	2/15/2034	14,798	14,561
	Cencora Inc.	5.150%	2/15/2035	30,495	29,882
	Cencora Inc.	4.900%	2/13/2036	44,805	42,746
	Cigna Group	4.875%	9/15/2032	70,169	68,853
	Cigna Group	5.400%	3/15/2033	23,938	24,127
	Cigna Group	5.250%	2/15/2034	14,992	14,874
	Cigna Group	5.250%	1/15/2036	54,474	53,226
	CommonSpirit Health	5.205%	12/1/2031	24,107	24,052
	CommonSpirit Health	5.318%	12/1/2034	18,452	18,132
	CommonSpirit Health	4.825%	9/1/2035	6,571	6,268
[3]	CommonSpirit Health	4.975%	9/1/2035	27,631	26,340
	CVS Health Corp.	1.875%	2/28/2031	10,634	9,248
	CVS Health Corp.	2.125%	9/15/2031	15,222	13,171
	CVS Health Corp.	5.000%	9/15/2032	3,208	3,166
	CVS Health Corp.	5.250%	2/21/2033	27,994	27,900
	CVS Health Corp.	5.300%	6/1/2033	21,791	21,655
	CVS Health Corp.	5.700%	6/1/2034	63,353	64,069
	CVS Health Corp.	4.875%	7/20/2035	26,816	25,411
	CVS Health Corp.	5.450%	9/15/2035	76,392	75,405
	Elevance Health Inc.	4.101%	3/1/2028	1	—
	Elevance Health Inc.	4.950%	11/1/2031	7,012	6,945
	Elevance Health Inc.	4.100%	5/15/2032	100	95
	Elevance Health Inc.	4.600%	9/15/2032	29,403	28,409
	Elevance Health Inc.	5.500%	10/15/2032	36,075	36,514
	Elevance Health Inc.	4.750%	2/15/2033	49,806	48,267
	Elevance Health Inc.	5.375%	6/15/2034	36,028	35,875
	Elevance Health Inc.	5.950%	12/15/2034	28,232	29,001
	Elevance Health Inc.	5.200%	2/15/2035	50,520	49,517
	Elevance Health Inc.	5.000%	1/15/2036	46,774	44,786
	Elevance Health Inc.	5.850%	1/15/2036	354	359
	Eli Lilly & Co.	4.900%	2/12/2032	26,819	26,865
	Eli Lilly & Co.	4.550%	10/15/2032	60,596	59,338
	Eli Lilly & Co.	4.700%	2/27/2033	9,838	9,702
	Eli Lilly & Co.	4.650%	5/20/2033	39,571	38,670
	Eli Lilly & Co.	4.700%	2/9/2034	30,153	29,425
	Eli Lilly & Co.	4.600%	8/14/2034	29,103	28,121
	Eli Lilly & Co.	5.100%	2/12/2035	50,584	50,351
	Eli Lilly & Co.	4.900%	10/15/2035	50,013	48,804
	Eli Lilly & Co.	4.850%	5/20/2036	52,924	51,100
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	29,089	30,060
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	43,952	43,744
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	24,974	23,874
	Gilead Sciences Inc.	5.250%	10/15/2033	11,727	11,821
	Gilead Sciences Inc.	4.900%	5/20/2034	20,551	20,114
	Gilead Sciences Inc.	5.100%	6/15/2035	52,535	51,857
	Gilead Sciences Inc.	4.600%	9/1/2035	27,599	26,238
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	1	—
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	6,353	6,422
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	33,371	32,330
	HCA Inc.	5.500%	3/1/2032	21,471	21,658
	HCA Inc.	3.625%	3/15/2032	80,004	73,600
	HCA Inc.	4.600%	11/15/2032	51,108	49,048
	HCA Inc.	5.000%	5/15/2033	1,676	1,634
	HCA Inc.	5.500%	6/1/2033	27,712	27,821
	HCA Inc.	5.600%	4/1/2034	55,077	55,322
	HCA Inc.	5.450%	9/15/2034	59,977	59,572
	HCA Inc.	5.750%	3/1/2035	64,995	65,517
	HCA Inc.	4.900%	11/15/2035	31,186	29,496
	HCA Inc.	5.300%	5/15/2036	47,939	46,391
	Humana Inc.	2.150%	2/3/2032	21,629	18,532
	Humana Inc.	5.875%	3/1/2033	25,386	25,793
	Humana Inc.	5.950%	3/15/2034	26,364	26,781
	Humana Inc.	5.550%	5/1/2035	17,794	17,463
	Icon Investments Six DAC	6.000%	5/8/2034	13,327	13,448
[2]	Icon Investments Six DAC	5.995%	8/13/2036	20,813	20,771
18

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.850%	3/1/2032	40,497	40,762
	Johnson & Johnson	4.950%	5/15/2033	5,525	5,601
	Johnson & Johnson	4.375%	12/5/2033	30,633	29,854
	Johnson & Johnson	4.950%	6/1/2034	13,980	14,096
	Johnson & Johnson	5.000%	3/1/2035	42,036	42,095
	Johnson & Johnson	3.550%	3/1/2036	13,086	11,584
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	36,056	34,983
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	18,114	17,362
	McKesson Corp.	4.950%	5/30/2032	49,718	49,389
	McKesson Corp.	5.100%	7/15/2033	534	533
	McKesson Corp.	5.250%	5/30/2035	29,477	29,270
	Medtronic Global Holdings SCA	4.500%	3/30/2033	37,563	36,210
	Medtronic Inc.	4.375%	3/15/2035	54,451	51,217
	Merck & Co. Inc.	2.150%	12/10/2031	60,409	52,681
	Merck & Co. Inc.	4.550%	9/15/2032	50,378	49,319
	Merck & Co. Inc.	4.450%	12/4/2032	62,444	60,513
	Merck & Co. Inc.	4.500%	5/17/2033	20,356	19,791
	Merck & Co. Inc.	4.950%	5/22/2033	55,561	55,022
	Merck & Co. Inc.	4.950%	9/15/2035	85,149	82,986
	Merck & Co. Inc.	4.750%	12/4/2035	78,494	75,077
	Merck & Co. Inc.	5.200%	5/22/2036	26,858	26,530
	Novartis Capital Corp.	4.000%	9/18/2031	317	306
	Novartis Capital Corp.	4.300%	11/5/2032	40,298	38,856
	Novartis Capital Corp.	4.600%	3/18/2033	81,482	79,399
	Novartis Capital Corp.	4.200%	9/18/2034	166	157
	Novartis Capital Corp.	4.600%	11/5/2035	37,183	35,501
	Novartis Capital Corp.	4.900%	3/18/2036	95,955	92,985
	OhioHealth Corp.	2.297%	11/15/2031	5,220	4,589
	Orlando Health Obligated Group	5.475%	10/1/2035	17,125	17,165
	PeaceHealth Obligated Group	4.855%	11/15/2032	4,210	4,126
	Pfizer Inc.	4.500%	11/15/2032	19,552	18,979
	Pfizer Inc.	4.875%	11/15/2035	70,243	67,766
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	192,602	187,824
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	4,513	3,869
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	33,864	34,012
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	608	611
	Quest Diagnostics Inc.	6.400%	11/30/2033	12,165	12,941
	Quest Diagnostics Inc.	5.000%	12/15/2034	35,155	34,228
	Quest Diagnostics Inc.	5.000%	6/30/2036	22,842	21,949
	Royalty Pharma plc	2.150%	9/2/2031	20,474	17,796
	Royalty Pharma plc	5.400%	9/2/2034	2,130	2,110
	Royalty Pharma plc	5.200%	9/25/2035	33,308	32,335
	Sanofi SA	4.200%	11/3/2032	44,173	42,534
	Smith & Nephew plc	5.400%	3/20/2034	22,029	21,841
	Solventum Corp.	5.600%	3/23/2034	46,703	46,875
	Stryker Corp.	4.625%	9/11/2034	17,234	16,478
	Stryker Corp.	5.200%	2/10/2035	44,580	44,150
[3]	Sutter Health	5.213%	8/15/2032	14,853	14,887
	Sutter Health	5.164%	8/15/2033	7,665	7,621
[3]	Sutter Health	5.537%	8/15/2035	34,019	34,314
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	27,403	27,157
	Takeda US Financing Inc.	5.200%	7/7/2035	63,837	62,312
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2,095	2,146
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	7,991	6,949
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	50,814	49,206
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	159	158
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	2,264	2,183
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	27,426	27,309
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	15,146	15,130
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	45,973	44,169
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	50,330	48,462
	UnitedHealth Group Inc.	4.950%	1/15/2032	54,230	53,909
	UnitedHealth Group Inc.	4.200%	5/15/2032	56,353	53,956
	UnitedHealth Group Inc.	5.350%	2/15/2033	54,374	54,840
	UnitedHealth Group Inc.	4.500%	4/15/2033	53,657	51,516
	UnitedHealth Group Inc.	5.000%	4/15/2034	63,921	62,581
	UnitedHealth Group Inc.	5.150%	7/15/2034	55,717	55,029
	UnitedHealth Group Inc.	5.300%	6/15/2035	59,912	59,597
	UnitedHealth Group Inc.	4.625%	7/15/2035	19,960	18,891
	UnitedHealth Group Inc.	5.800%	3/15/2036	19,364	19,860
19

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Universal Health Services Inc.	2.650%	1/15/2032	10,643	9,224
	Universal Health Services Inc.	5.050%	10/15/2034	17,288	16,298
	UPMC	5.035%	5/15/2033	6,121	6,042
	Wyeth LLC	6.500%	2/1/2034	926	993
	Wyeth LLC	6.000%	2/15/2036	325	338
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	44,037	38,997
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	35,389	34,697
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	2,324	2,317
	Zoetis Inc.	5.600%	11/16/2032	40,606	41,423
	Zoetis Inc.	5.000%	8/17/2035	49,315	47,628
					6,220,924
Industrials (5.8%)
	3M Co.	5.150%	3/15/2035	38,173	37,683
	AGCO Corp.	5.800%	3/21/2034	27,842	27,922
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	21,537	21,679
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	16,568	16,669
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	29,272	25,811
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	7,617	7,244
[3]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	9,100	8,860
[3]	American Airlines Pass-Through Trust Class A Series 2026-2	5.700%	2/20/2039	10,000	9,999
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	18,142	16,766
	Amphenol Corp.	4.400%	2/15/2033	71,356	68,260
	Amphenol Corp.	5.250%	4/5/2034	40,831	40,712
	Amphenol Corp.	5.000%	1/15/2035	41,976	40,942
	Amphenol Corp.	4.625%	2/15/2036	69,239	65,095
	Boeing Co.	6.528%	5/1/2034	178,956	190,794
	Canadian National Railway Co.	3.850%	8/5/2032	48,756	45,877
	Canadian National Railway Co.	5.850%	11/1/2033	7,907	8,300
	Canadian National Railway Co.	6.250%	8/1/2034	13,008	13,899
	Canadian National Railway Co.	4.375%	9/18/2034	8,018	7,608
	Canadian National Railway Co.	4.750%	11/12/2035	13,700	13,166
	Canadian National Railway Co.	4.950%	5/12/2036	10,415	10,128
	Canadian Pacific Railway Co.	7.125%	10/15/2031	18,210	19,817
	Canadian Pacific Railway Co.	2.450%	12/2/2031	74,396	65,428
	Canadian Pacific Railway Co.	5.200%	3/30/2035	26,518	26,301
	Carrier Global Corp.	5.900%	3/15/2034	19,880	20,500
	Caterpillar Inc.	5.200%	5/15/2035	46,536	46,438
	Caterpillar Inc.	5.300%	9/15/2035	5,914	5,967
	CSX Corp.	4.100%	11/15/2032	18,103	17,253
	CSX Corp.	5.200%	11/15/2033	4,996	5,014
	CSX Corp.	5.050%	6/15/2035	48,255	47,329
	Cummins Inc.	5.150%	2/20/2034	13,549	13,484
	Cummins Inc.	5.300%	5/9/2035	37,018	36,847
	Deere & Co.	5.450%	1/16/2035	57,346	58,194
	Dover Corp.	5.375%	10/15/2035	8,600	8,608
	Eaton Corp.	4.000%	11/2/2032	31,549	29,915
	Eaton Corp.	4.500%	3/6/2033	57,390	55,265
[3]	Eaton Corp.	4.150%	3/15/2033	9,119	8,668
	Eaton Corp.	4.800%	3/6/2036	87,883	83,984
	Embraer Netherlands Finance BV	5.980%	2/11/2035	27,479	28,140
	Emerson Electric Co.	2.200%	12/21/2031	21,595	18,894
	Emerson Electric Co.	5.000%	3/15/2035	9,405	9,254
[3]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	12,879	10,940
[3]	FedEx Corp.	4.250%	5/15/2030	9,618	9,396
[3]	FedEx Corp.	4.900%	1/15/2034	12,690	12,356
[2]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	16,751	16,072
[2]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	38,411	36,373
	Flowserve Corp.	2.800%	1/15/2032	1,977	1,736
	Flowserve Corp.	5.700%	5/15/2036	17,255	17,002
	Fortive Corp.	5.250%	5/15/2036	3,928	3,806
	GE Capital Funding LLC	4.550%	5/15/2032	35,409	34,588
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	29,228	27,279
	GE Vernova Inc.	4.875%	2/4/2036	27,637	26,527
	General Dynamics Corp.	4.950%	8/15/2035	6,770	6,621
[3]	General Electric Co.	6.750%	3/15/2032	66,284	71,939
	General Electric Co.	4.900%	1/29/2036	11,862	11,539
	GXO Logistics Inc.	6.500%	5/6/2034	11,901	12,288
	HEICO Corp.	5.350%	8/1/2033	23,573	23,572
	HEICO Corp.	5.400%	8/1/2036	4,456	4,393
20

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hexcel Corp.	5.875%	2/26/2035	7,862	7,928
	Honeywell Aerospace Inc.	4.600%	3/16/2033	41,242	39,876
	Honeywell Aerospace Inc.	4.950%	3/16/2036	118,042	113,351
	Honeywell International Inc.	1.750%	9/1/2031	14,534	12,477
	Honeywell International Inc.	4.500%	1/15/2034	34,304	32,808
	Honeywell International Inc.	5.000%	3/1/2035	1,215	1,189
	Howmet Aerospace Inc.	4.850%	10/15/2031	1,860	1,842
	Howmet Aerospace Inc.	4.550%	11/15/2032	24,564	23,757
	Howmet Aerospace Inc.	4.750%	4/15/2036	308	293
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	33,335	33,678
	Ingersoll Rand Inc.	5.700%	8/14/2033	46,363	47,290
	Ingersoll Rand Inc.	5.450%	6/15/2034	14,947	14,980
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	20,177	20,514
	Jacobs Solutions Inc.	5.375%	3/3/2036	25,769	24,709
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	2,615	2,434
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	10,499	9,229
[3]	John Deere Capital Corp.	3.900%	6/7/2032	1,935	1,837
[3]	John Deere Capital Corp.	4.350%	9/15/2032	48,253	46,809
[3]	John Deere Capital Corp.	5.150%	9/8/2033	7,466	7,501
[3]	John Deere Capital Corp.	5.100%	4/11/2034	42,440	42,266
[3]	John Deere Capital Corp.	5.050%	6/12/2034	46,880	46,535
	Johnson Controls International plc	2.000%	9/16/2031	181	157
	Johnson Controls International plc	4.900%	12/1/2032	26,753	26,355
[3]	Johnson Controls International plc	6.000%	1/15/2036	8,819	9,156
	Kennametal Inc.	5.800%	5/28/2036	8,020	7,893
	Keysight Technologies Inc.	4.950%	10/15/2034	22,238	21,449
	L3Harris Technologies Inc.	5.400%	7/31/2033	64,320	64,583
	L3Harris Technologies Inc.	5.350%	6/1/2034	34,842	34,717
	L3Harris Technologies Inc.	4.854%	4/27/2035	1,627	1,562
	LKQ Corp.	6.250%	6/15/2033	16,218	16,605
	Lockheed Martin Corp.	4.700%	12/15/2031	29,353	29,132
	Lockheed Martin Corp.	3.900%	6/15/2032	55,690	52,922
	Lockheed Martin Corp.	5.250%	1/15/2033	54,035	55,013
	Lockheed Martin Corp.	4.750%	2/15/2034	6,977	6,803
	Lockheed Martin Corp.	4.800%	8/15/2034	34,268	33,431
	Lockheed Martin Corp.	5.000%	8/15/2035	34,123	33,546
	Lockheed Martin Corp.	4.500%	5/15/2036	1,050	989
	MasTec Inc.	5.850%	9/30/2036	5,500	5,427
	Nordson Corp.	5.800%	9/15/2033	13,629	13,910
	Norfolk Southern Corp.	3.000%	3/15/2032	30,058	27,196
	Norfolk Southern Corp.	4.450%	3/1/2033	19,485	18,795
	Norfolk Southern Corp.	5.550%	3/15/2034	27,133	27,746
	Norfolk Southern Corp.	5.100%	5/1/2035	5,104	5,025
	Northrop Grumman Corp.	4.700%	3/15/2033	59,213	57,770
	Northrop Grumman Corp.	4.900%	6/1/2034	43,412	42,370
	Northrop Grumman Corp.	5.250%	7/15/2035	1,223	1,216
	nVent Finance Sarl	2.750%	11/15/2031	7,796	6,867
	nVent Finance Sarl	5.650%	5/15/2033	11,068	11,208
	Otis Worldwide Corp.	5.125%	11/19/2031	41,328	41,445
	Otis Worldwide Corp.	5.131%	9/4/2035	26,192	25,525
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	19,999	19,782
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	11,488	10,689
	Pentair Finance Sarl	5.900%	7/15/2032	24,064	24,433
	Regal Rexnord Corp.	6.400%	4/15/2033	60,022	62,296
	Republic Services Inc.	1.750%	2/15/2032	4,532	3,828
	Republic Services Inc.	2.375%	3/15/2033	1,346	1,149
	Republic Services Inc.	5.000%	12/15/2033	6,950	6,894
	Republic Services Inc.	5.000%	4/1/2034	34,755	34,290
	Republic Services Inc.	5.200%	11/15/2034	22,544	22,460
	Republic Services Inc.	5.150%	3/15/2035	38,505	38,244
	Republic Services Inc.	5.000%	7/15/2036	15,961	15,466
	RTX Corp.	1.900%	9/1/2031	31,590	27,316
	RTX Corp.	2.375%	3/15/2032	62,533	54,542
	RTX Corp.	5.150%	2/27/2033	61,592	61,617
	RTX Corp.	6.100%	3/15/2034	66,328	69,746
	RTX Corp.	5.400%	5/1/2035	6,962	7,006
	RTX Corp.	6.050%	6/1/2036	1,440	1,513
	Ryder System Inc.	6.600%	12/1/2033	25,187	26,950
	Southwest Airlines Co.	5.250%	11/15/2035	41,196	38,889
	Textron Inc.	6.100%	11/15/2033	10,626	11,032
21

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Textron Inc.	5.500%	5/15/2035	2,096	2,087
	Textron Inc.	4.950%	3/15/2036	16,068	15,319
	Timken Co.	4.125%	4/1/2032	8,246	7,753
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	18,823	18,939
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	16,945	16,799
	Trimble Inc.	6.100%	3/15/2033	38,202	39,250
	Triton Container International Ltd.	3.250%	3/15/2032	28,604	25,307
	Triton Container International Ltd.	5.150%	2/15/2033	24,498	23,595
	Tyco Electronics Group SA	2.500%	2/4/2032	14,927	13,078
	Tyco Electronics Group SA	5.000%	5/9/2035	209	202
	Tyco Electronics Group SA	4.875%	2/9/2036	23,956	22,838
	Union Pacific Corp.	2.800%	2/14/2032	29,787	26,747
	Union Pacific Corp.	4.500%	1/20/2033	36,267	35,405
	Union Pacific Corp.	3.375%	2/1/2035	2,264	1,977
	Union Pacific Corp.	5.100%	2/20/2035	54,905	54,598
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	34,564	35,190
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	9,657	8,710
	United Parcel Service Inc.	4.875%	3/3/2033	25,330	25,260
	United Parcel Service Inc.	5.150%	5/22/2034	6,235	6,249
	United Parcel Service Inc.	5.250%	5/14/2035	59,851	59,931
	Veralto Corp.	4.850%	1/15/2032	25,896	25,473
	Veralto Corp.	5.450%	9/18/2033	30,166	30,359
	Vertiv Holdings Co.	4.850%	3/15/2036	27,975	26,460
	Waste Connections Inc.	2.200%	1/15/2032	191	166
	Waste Connections Inc.	3.200%	6/1/2032	21,130	19,142
	Waste Connections Inc.	4.200%	1/15/2033	33,724	31,962
	Waste Connections Inc.	5.000%	3/1/2034	9,474	9,310
	Waste Connections Inc.	5.250%	9/1/2035	33,588	33,356
	Waste Connections Inc.	4.800%	7/15/2036	21,382	20,336
	Waste Management Inc.	4.800%	3/15/2032	38,467	38,139
	Waste Management Inc.	4.150%	4/15/2032	56,792	54,601
	Waste Management Inc.	4.625%	2/15/2033	18,325	17,907
	Waste Management Inc.	4.875%	2/15/2034	10,740	10,588
	Waste Management Inc.	4.950%	3/15/2035	19,914	19,475
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	6,931	6,993
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	19,496	19,460
	WW Grainger Inc.	4.450%	9/15/2034	15,942	15,261
	Xylem Inc.	5.200%	6/1/2033	4,642	4,616
	Xylem Inc.	5.450%	6/1/2036	10,330	10,297
					4,190,534
Materials (3.1%)
	Air Products and Chemicals Inc.	4.900%	10/11/2032	7,693	7,634
	Air Products and Chemicals Inc.	4.800%	3/3/2033	23,899	23,614
	Air Products and Chemicals Inc.	4.850%	2/8/2034	48,544	47,424
	Albemarle Corp.	5.050%	6/1/2032	12,949	12,715
	Amcor Finance USA Inc.	5.625%	5/26/2033	13,262	13,409
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	50,331	50,122
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	13,994	13,471
	Amrize Finance US LLC	5.400%	4/7/2035	58,083	57,469
	AptarGroup Inc.	3.600%	3/15/2032	10,153	9,383
	ArcelorMittal SA	6.800%	11/29/2032	7,639	8,263
	ArcelorMittal SA	6.000%	6/17/2034	23,592	24,323
	ArcelorMittal SA	5.375%	5/19/2036	39,138	38,096
	Berry Global Inc.	5.650%	1/15/2034	33,469	33,657
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	49,376	49,499
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	4,487	4,420
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	17,387	17,429
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	69,771	69,557
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	1,500	1,464
	Cabot Corp.	5.000%	6/30/2032	18,690	18,464
	Carlisle Cos. Inc.	2.200%	3/1/2032	13,352	11,414
	Carlisle Cos. Inc.	5.250%	9/15/2035	13,854	13,543
	Cemex SAB de CV	5.750%	6/5/2036	49,180	47,987
	CF Industries Inc.	5.150%	3/15/2034	115	113
	CF Industries Inc.	5.300%	11/26/2035	25,450	24,765
	CRH America Finance Inc.	5.400%	5/21/2034	27,339	27,270
	CRH America Finance Inc.	5.500%	1/9/2035	61,176	61,104
	CRH America Finance Inc.	5.000%	2/9/2036	15,321	14,660
	Dow Chemical Co.	6.300%	3/15/2033	14,137	14,756
22

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	5.150%	2/15/2034	2,323	2,259
	Dow Chemical Co.	4.250%	10/1/2034	444	401
	Dow Chemical Co.	5.350%	3/15/2035	27,318	26,648
	Dow Chemical Co.	5.650%	3/15/2036	19,857	19,508
	Eagle Materials Inc.	5.000%	3/15/2036	4,427	4,180
	Eastman Chemical Co.	5.750%	3/8/2033	6,772	6,895
	Eastman Chemical Co.	5.625%	2/20/2034	2,605	2,606
	Ecolab Inc.	2.125%	2/1/2032	28,324	24,470
	Ecolab Inc.	5.150%	6/15/2033	27,664	27,530
	Ecolab Inc.	5.000%	9/1/2035	10,969	10,698
	Ecolab Inc.	5.350%	6/15/2036	40,724	40,408
	EIDP Inc.	5.125%	5/15/2032	38,662	38,104
	EIDP Inc.	4.800%	5/15/2033	4,794	4,576
	Freeport-McMoRan Inc.	5.400%	11/14/2034	30,212	30,113
	Gerdau Trade Inc.	5.750%	6/9/2035	24,096	24,257
	International Paper Co.	5.000%	9/15/2035	7,268	6,968
	Kinross Gold Corp.	6.250%	7/15/2033	15,084	15,733
	Lubrizol Corp.	6.500%	10/1/2034	9,598	10,398
	LYB International Finance III LLC	5.625%	5/15/2033	28,595	28,568
	LYB International Finance III LLC	5.500%	3/1/2034	30,586	30,114
	LYB International Finance III LLC	6.150%	5/15/2035	25,834	26,262
	LYB International Finance III LLC	5.875%	1/15/2036	8,915	8,851
	Martin Marietta Materials Inc.	5.200%	1/30/2032	7,086	7,088
	Martin Marietta Materials Inc.	5.400%	1/30/2034	16,100	16,107
	Martin Marietta Materials Inc.	5.150%	12/1/2034	18,827	18,430
	Martin Marietta Materials Inc.	5.625%	8/15/2036	55,208	55,200
	Mosaic Co.	5.450%	11/15/2033	11,911	11,800
	Mosaic Co.	5.650%	1/15/2034	26,400	26,136
	Mosaic Co.	5.900%	8/17/2036	28,400	27,965
	Newmont Corp.	2.600%	7/15/2032	39,462	34,857
	Newmont Corp.	5.350%	3/15/2034	57,662	57,980
[3]	Newmont Corp.	5.875%	4/1/2035	5,748	5,951
	Nucor Corp.	3.125%	4/1/2032	9,728	8,845
	Nucor Corp.	5.100%	6/1/2035	41,124	40,543
	Nutrien Ltd.	5.250%	3/12/2032	26,694	26,715
	Nutrien Ltd.	5.400%	6/21/2034	34,693	34,589
	Nutrien Ltd.	4.125%	3/15/2035	1,126	1,013
	Nutrien Ltd.	5.350%	5/29/2036	11,300	11,043
	Packaging Corp. of America	5.700%	12/1/2033	5,502	5,614
	Packaging Corp. of America	5.200%	8/15/2035	21,601	21,164
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	41,319	43,312
	Rio Tinto Finance USA plc	5.000%	3/14/2032	49,082	48,888
	Rio Tinto Finance USA plc	5.000%	3/9/2033	4,961	4,927
	Rio Tinto Finance USA plc	5.250%	3/14/2035	57,463	57,103
	RPM International Inc.	2.950%	1/15/2032	6,722	5,998
	Sherwin-Williams Co.	4.800%	9/1/2031	8,220	8,114
	Sherwin-Williams Co.	5.150%	8/15/2035	20,059	19,642
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	56,107	55,966
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	32,938	32,624
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	52,169	50,553
	Sonoco Products Co.	2.850%	2/1/2032	1,930	1,714
	Sonoco Products Co.	5.000%	9/1/2034	7,530	7,256
	Southern Copper Corp.	7.500%	7/27/2035	44,975	50,738
	Southern Copper Corp.	5.350%	6/24/2036	27,220	26,486
	Steel Dynamics Inc.	5.375%	8/15/2034	21,403	21,279
	Steel Dynamics Inc.	5.250%	5/15/2035	44,785	43,978
	Suzano Austria GmbH	3.125%	1/15/2032	35,523	31,353
	Suzano Netherlands BV	5.500%	1/15/2036	30,416	29,192
	Vale Overseas Ltd.	6.125%	6/12/2033	42,958	44,344
	Vale Overseas Ltd.	8.250%	1/17/2034	19,295	22,384
	Vulcan Materials Co.	5.350%	12/1/2034	24,250	24,109
[2]	Vylor Inc.	5.625%	8/15/2036	7,216	7,208
	Westlake Corp.	5.550%	11/15/2035	45,786	44,635
	WRKCo Inc.	4.200%	6/1/2032	2,341	2,221
	WRKCo Inc.	3.000%	6/15/2033	14,818	12,888
					2,213,524
Real Estate (4.6%)
	Agree LP	4.800%	10/1/2032	10,623	10,308
	Agree LP	5.625%	6/15/2034	10,087	10,135
23

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Agree LP	5.600%	6/15/2035	31,272	31,336
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1	1
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	32,414	26,941
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	20,859	16,720
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	34,793	28,945
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	7,967	7,398
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	17,898	17,424
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	27,409	26,140
[3]	Alexandria Real Estate Equities Inc.	7.250%	2/15/2057	13,552	13,536
	American Assets Trust LP	6.150%	10/1/2034	5,243	5,206
	American Homes 4 Rent LP	3.625%	4/15/2032	17,709	16,186
	American Homes 4 Rent LP	5.500%	2/1/2034	27,955	27,777
	American Homes 4 Rent LP	5.500%	7/15/2034	13,573	13,467
	American Homes 4 Rent LP	5.250%	3/15/2035	13,818	13,450
	American Tower Corp.	2.300%	9/15/2031	7,776	6,786
	American Tower Corp.	4.050%	3/15/2032	50,893	47,951
	American Tower Corp.	4.700%	12/15/2032	16,810	16,238
	American Tower Corp.	5.650%	3/15/2033	32,000	32,458
	American Tower Corp.	5.550%	7/15/2033	39,771	39,990
	American Tower Corp.	5.900%	11/15/2033	1,694	1,736
	American Tower Corp.	5.450%	2/15/2034	11,511	11,476
	American Tower Corp.	5.400%	1/31/2035	26,159	25,914
	American Tower Corp.	5.350%	3/15/2035	23,770	23,442
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	32,182	31,987
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	4,455	4,254
	Boston Properties LP	2.550%	4/1/2032	25	22
	Boston Properties LP	2.450%	10/1/2033	30,553	24,849
	Boston Properties LP	6.500%	1/15/2034	34,796	36,229
	Boston Properties LP	5.750%	1/15/2035	38,093	37,736
	Brixmor Operating Partnership LP	5.200%	4/1/2032	10,182	10,086
	Brixmor Operating Partnership LP	4.850%	2/15/2033	4,371	4,225
	Brixmor Operating Partnership LP	5.500%	2/15/2034	16,241	16,215
	Brixmor Operating Partnership LP	5.750%	2/15/2035	12,586	12,711
	Broadstone Net Lease LLC	2.600%	9/15/2031	160	140
	Broadstone Net Lease LLC	5.000%	11/1/2032	14,364	14,020
	Camden Property Trust	4.900%	1/15/2034	15,012	14,604
	Camden Property Trust	4.900%	2/28/2036	30,673	29,201
	CBRE Services Inc.	4.900%	1/15/2033	26,612	25,815
	CBRE Services Inc.	5.950%	8/15/2034	33,003	33,631
	CBRE Services Inc.	5.500%	6/15/2035	11,960	11,837
	CBRE Services Inc.	5.250%	6/1/2036	19,055	18,356
	COPT Defense Properties LP	2.900%	12/1/2033	6,143	5,182
	Cousins Properties LP	5.375%	2/15/2032	21,055	21,040
	Cousins Properties LP	4.875%	3/1/2033	19,674	18,835
	Cousins Properties LP	5.875%	10/1/2034	20,737	20,888
	Crown Castle Inc.	5.100%	5/1/2033	10,446	10,156
	Crown Castle Inc.	5.800%	3/1/2034	50,307	50,646
	Crown Castle Inc.	5.200%	9/1/2034	5,613	5,442
	CubeSmart LP	2.500%	2/15/2032	19,342	16,801
	CubeSmart LP	5.125%	11/1/2035	20,203	19,419
	DOC DR LLC	2.625%	11/1/2031	9,133	8,065
	EPR Properties	3.600%	11/15/2031	17,555	15,970
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	31,510	29,992
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	20,998	20,730
	Equinix Inc.	3.900%	4/15/2032	57,094	52,897
	Equinix Inc.	5.500%	8/15/2033	23,475	23,207
	Equinix Inc.	5.800%	8/15/2036	23,475	23,173
	ERP Operating LP	4.950%	10/1/2031	3,275	3,253
	ERP Operating LP	2.050%	1/15/2032	26,212	22,611
	ERP Operating LP	4.950%	6/15/2032	17,115	16,929
	ERP Operating LP	5.000%	2/15/2033	27,530	27,241
	ERP Operating LP	5.300%	12/7/2033	19,170	19,256
	ERP Operating LP	5.350%	6/1/2034	20,024	20,008
	ERP Operating LP	4.650%	9/15/2034	23,102	22,002
	ERP Operating LP	5.000%	8/1/2035	9,508	9,218
	ERP Operating LP	5.450%	10/1/2036	3,073	3,050
	Essential Properties LP	5.400%	12/1/2035	13,790	13,340
	Essential Properties LP	5.375%	7/15/2036	15,260	14,682
	Essex Portfolio LP	2.650%	3/15/2032	20,112	17,598
24

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	5.500%	4/1/2034	31,680	31,603
	Essex Portfolio LP	4.875%	2/15/2036	19,730	18,733
	Extra Space Storage LP	2.400%	10/15/2031	39,962	34,884
	Extra Space Storage LP	4.900%	2/1/2032	315	310
	Extra Space Storage LP	2.350%	3/15/2032	5,600	4,807
	Extra Space Storage LP	4.950%	1/15/2033	21,168	20,606
	Extra Space Storage LP	5.400%	2/1/2034	42,742	42,386
	Extra Space Storage LP	5.350%	1/15/2035	19,050	18,765
	Extra Space Storage LP	5.400%	6/15/2035	26,987	26,607
	GLP Capital LP	3.250%	1/15/2032	15,312	13,516
	GLP Capital LP	5.250%	2/15/2033	31,515	30,348
	GLP Capital LP	6.750%	12/1/2033	14,049	14,563
	GLP Capital LP	5.625%	9/15/2034	36,608	35,533
	GLP Capital LP	5.625%	3/1/2036	11,108	10,586
	Healthpeak OP LLC	2.875%	1/15/2031	1	1
	Healthpeak OP LLC	5.250%	12/15/2032	33,279	32,939
	Healthpeak OP LLC	4.750%	1/15/2033	4,125	3,977
	Healthpeak OP LLC	5.375%	2/15/2035	17,637	17,357
	Highwoods Realty LP	5.350%	1/15/2033	31,191	30,546
	Highwoods Realty LP	7.650%	2/1/2034	14,125	15,497
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	33,433	29,529
	Host Hotels & Resorts LP	5.700%	6/15/2032	12,753	12,873
	Host Hotels & Resorts LP	5.700%	7/1/2034	29,869	29,814
	Host Hotels & Resorts LP	5.500%	4/15/2035	14,134	13,838
	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	6,262	6,130
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	6,378	5,989
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	24,017	23,310
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	15,885	15,860
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	2,589	2,136
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	9,888	9,362
	Kimco Realty OP LLC	2.250%	12/1/2031	13,739	11,982
	Kimco Realty OP LLC	3.200%	4/1/2032	7,198	6,527
	Kimco Realty OP LLC	4.600%	2/1/2033	26,738	25,795
	Kimco Realty OP LLC	6.400%	3/1/2034	26,977	28,556
	Kimco Realty OP LLC	4.850%	3/1/2035	22,418	21,471
	Kimco Realty OP LLC	5.300%	2/1/2036	16,340	16,140
	Kite Realty Group LP	4.950%	12/15/2031	26,323	25,882
	Kite Realty Group LP	5.200%	8/15/2032	6,500	6,441
	Kite Realty Group LP	5.500%	3/1/2034	12,286	12,230
	LXP Industrial Trust	2.375%	10/1/2031	1,648	1,440
	Mid-America Apartments LP	5.300%	2/15/2032	27,495	27,698
	Mid-America Apartments LP	4.650%	1/15/2033	20,935	20,194
	Mid-America Apartments LP	5.000%	3/15/2034	2,940	2,865
	Mid-America Apartments LP	4.950%	3/1/2035	7,963	7,696
	National Health Investors Inc.	5.350%	2/1/2033	5,787	5,644
	NNN REIT Inc.	5.600%	10/15/2033	23,173	23,376
	NNN REIT Inc.	5.500%	6/15/2034	21,839	21,824
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	22,145	19,243
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	15,017	13,229
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	26,249	26,100
	Phillips Edison Grocery Center Operating Partnership I LP	4.750%	3/15/2033	5,737	5,505
	Phillips Edison Grocery Center Operating Partnership I LP	5.750%	7/15/2034	3,161	3,189
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	16,761	16,000
	Piedmont Operating Partnership LP	5.625%	1/15/2033	16,324	16,036
	Prologis LP	3.875%	9/15/2028	1	—
	Prologis LP	2.250%	1/15/2032	7,846	6,797
	Prologis LP	4.625%	1/15/2033	454	441
	Prologis LP	4.750%	6/15/2033	41,147	40,105
	Prologis LP	5.125%	1/15/2034	33,176	32,793
	Prologis LP	5.000%	3/15/2034	37,656	36,837
	Prologis LP	5.000%	1/31/2035	25,743	24,993
	Prologis LP	5.250%	5/15/2035	33,648	33,207
	Prologis LP	4.900%	6/15/2036	22,798	21,713
	Public Storage Operating Co.	4.700%	2/1/2032	16,224	15,925
	Public Storage Operating Co.	5.100%	8/1/2033	16,584	16,471
	Public Storage Operating Co.	5.000%	7/1/2035	12,030	11,689
	Public Storage Operating Co.	5.000%	12/15/2035	11,548	11,192
	Public Storage Operating Co.	5.150%	8/15/2036	7,724	7,512
	Realty Income Corp.	2.700%	2/15/2032	1,298	1,144
	Realty Income Corp.	5.625%	10/13/2032	33,662	34,374
25

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	2.850%	12/15/2032	31,284	27,371
	Realty Income Corp.	4.500%	2/1/2033	24,680	23,602
	Realty Income Corp.	1.800%	3/15/2033	1,775	1,448
[3]	Realty Income Corp.	4.750%	4/15/2033	37,345	36,205
	Realty Income Corp.	5.125%	2/15/2034	20,832	20,476
	Realty Income Corp.	5.125%	4/15/2035	31,203	30,432
	Regency Centers LP	5.000%	7/15/2032	16,945	16,776
	Regency Centers LP	4.500%	3/15/2033	6,013	5,747
	Regency Centers LP	5.250%	1/15/2034	7,379	7,310
	Regency Centers LP	5.100%	1/15/2035	10,431	10,189
	Rexford Industrial Realty LP	2.150%	9/1/2031	14,404	12,417
	Sabra Health Care LP	3.200%	12/1/2031	31,334	28,085
	Safehold GL Holdings LLC	2.850%	1/15/2032	120	106
	Safehold GL Holdings LLC	6.100%	4/1/2034	900	924
	Safehold GL Holdings LLC	5.650%	1/15/2035	16,079	15,948
	SBA Communications Corp.	5.450%	7/15/2033	30,108	29,731
	Simon Property Group LP	2.650%	2/1/2032	24,963	22,031
	Simon Property Group LP	5.500%	3/8/2033	19,886	20,136
	Simon Property Group LP	6.250%	1/15/2034	20,134	21,168
	Simon Property Group LP	4.750%	9/26/2034	47,792	45,668
	Simon Property Group LP	5.125%	10/1/2035	23,693	23,119
	Store Capital LLC	2.700%	12/1/2031	2,724	2,370
	Sun Communities Operating LP	4.200%	4/15/2032	21,060	19,820
	Tanger Properties LP	2.750%	9/1/2031	25,145	22,344
[3]	UDR Inc.	4.400%	1/26/2029	1	—
[3]	UDR Inc.	2.100%	8/1/2032	4,808	4,028
[3]	UDR Inc.	1.900%	3/15/2033	1,720	1,397
[3]	UDR Inc.	2.100%	6/15/2033	8,024	6,539
	UDR Inc.	5.125%	9/1/2034	5,730	5,581
	UDR Inc.	3.100%	11/1/2034	5,000	4,211
	Ventas Realty LP	2.500%	9/1/2031	1,323	1,166
	Ventas Realty LP	5.100%	7/15/2032	34,006	33,701
	Ventas Realty LP	5.625%	7/1/2034	19,169	19,306
	Ventas Realty LP	5.000%	1/15/2035	30,807	29,681
	Ventas Realty LP	5.000%	2/15/2036	20,234	19,356
	VICI Properties LP	5.125%	5/15/2032	56,638	55,103
	VICI Properties LP	5.750%	4/1/2034	14,236	14,101
	VICI Properties LP	5.625%	4/1/2035	24,872	24,338
	VICI Properties LP	5.750%	10/15/2036	20,666	20,087
	Welltower OP LLC	4.125%	3/15/2029	1	1
	Welltower OP LLC	2.750%	1/15/2032	19,612	17,484
	Welltower OP LLC	3.850%	6/15/2032	199	187
	Welltower OP LLC	5.125%	7/1/2035	46,065	45,194
	Weyerhaeuser Co.	7.375%	3/15/2032	15,368	16,891
	Weyerhaeuser Co.	3.375%	3/9/2033	9,935	8,855
	WP Carey Inc.	2.450%	2/1/2032	8,637	7,468
	WP Carey Inc.	2.250%	4/1/2033	1,820	1,498
	WP Carey Inc.	5.375%	6/30/2034	8,760	8,649
	WP Carey Inc.	5.200%	9/15/2036	7,622	7,310
					3,336,727
Technology (9.0%)
	Accenture Capital Inc.	4.250%	10/4/2031	36,585	35,200
	Accenture Capital Inc.	5.300%	7/10/2033	13,525	13,418
	Accenture Capital Inc.	4.500%	10/4/2034	47,920	44,878
	Accenture Capital Inc.	5.600%	7/10/2036	35,645	35,274
	Adobe Inc.	4.950%	4/4/2034	15,686	15,319
	Adobe Inc.	5.300%	1/17/2035	29,890	29,707
	Advanced Micro Devices Inc.	3.924%	6/1/2032	10,118	9,499
	Advanced Micro Devices Inc.	5.250%	8/17/2033	28,725	28,406
	Advanced Micro Devices Inc.	5.500%	8/17/2036	42,200	41,434
	Analog Devices Inc.	2.100%	10/1/2031	32,344	28,175
	Analog Devices Inc.	5.050%	4/1/2034	18,010	17,785
	Apple Inc.	4.500%	5/12/2032	9,198	9,125
	Apple Inc.	3.350%	8/8/2032	150	140
	Apple Inc.	4.300%	5/10/2033	9,665	9,436
	Apple Inc.	4.750%	5/12/2035	53,972	53,243
	Apple Inc.	4.500%	2/23/2036	4,489	4,341
	Applied Materials Inc.	5.100%	10/1/2035	10,223	10,085
	Applied Materials Inc.	4.600%	1/15/2036	30,138	28,415
26

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arrow Electronics Inc.	2.950%	2/15/2032	997	874
	Arrow Electronics Inc.	5.875%	4/10/2034	5,924	5,987
	Atlassian Corp.	5.500%	5/15/2034	16,406	16,128
	Autodesk Inc.	2.400%	12/15/2031	32,906	28,615
	Autodesk Inc.	5.300%	6/15/2035	15,639	15,313
	Automatic Data Processing Inc.	4.750%	5/8/2032	61,014	60,217
	Automatic Data Processing Inc.	4.450%	9/9/2034	13,151	12,573
	Automatic Data Processing Inc.	5.000%	5/7/2036	30,955	30,014
	Avnet Inc.	5.500%	6/1/2032	7,648	7,600
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	25,282	25,414
	Booz Allen Hamilton Inc.	5.900%	1/30/2034	8,025	7,903
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	18,150	17,989
	Broadcom Inc.	5.150%	11/15/2031	4,943	4,898
[3]	Broadcom Inc.	4.550%	2/15/2032	48,547	46,487
	Broadcom Inc.	4.150%	4/15/2032	40,938	38,305
	Broadcom Inc.	5.200%	4/15/2032	56,743	56,185
	Broadcom Inc.	4.900%	7/15/2032	72,500	70,317
	Broadcom Inc.	4.300%	11/15/2032	68,934	64,561
	Broadcom Inc.	4.600%	1/15/2033	57,190	54,249
	Broadcom Inc.	2.600%	2/15/2033	41,428	34,756
	Broadcom Inc.	3.419%	4/15/2033	94,083	82,526
	Broadcom Inc.	3.469%	4/15/2034	106,331	91,251
	Broadcom Inc.	4.800%	10/15/2034	29,756	27,829
	Broadcom Inc.	5.200%	7/15/2035	103,880	98,973
[3]	Broadcom Inc.	3.137%	11/15/2035	106,223	85,494
	Broadcom Inc.	4.950%	1/15/2036	51,027	47,499
	Broadcom Inc.	4.800%	2/15/2036	64,606	59,297
	Cadence Design Systems Inc.	4.700%	9/10/2034	33,204	31,870
	CDW LLC	3.569%	12/1/2031	58,532	52,929
	CDW LLC	5.550%	8/22/2034	3,944	3,823
[2]	CGI Inc.	2.300%	9/14/2031	1	—
	Cintas Corp. No. 2	4.000%	5/1/2032	40,132	38,148
	Cisco Systems Inc.	4.950%	2/24/2032	49,307	49,198
	Cisco Systems Inc.	5.050%	2/26/2034	56,975	56,317
	Cisco Systems Inc.	5.100%	2/24/2035	61,514	60,634
	Concentrix Corp.	6.850%	8/2/2033	18,172	17,526
	Dell International LLC	5.300%	4/1/2032	7,598	7,612
	Dell International LLC	4.750%	10/6/2032	48,811	47,398
	Dell International LLC	5.750%	2/1/2033	43,019	43,931
	Dell International LLC	5.000%	2/15/2034	25,225	24,446
	Dell International LLC	5.400%	4/15/2034	53,748	53,433
	Dell International LLC	4.850%	2/1/2035	43,352	41,274
	Dell International LLC	5.500%	4/1/2035	11,420	11,365
	Dell International LLC	5.100%	2/15/2036	51,121	49,161
	Dell International LLC	8.100%	7/15/2036	18,966	22,009
	Equifax Inc.	2.350%	9/15/2031	31,049	27,079
	Equifax Inc.	5.650%	8/15/2033	12,133	12,153
	Fidelity National Information Services Inc.	5.100%	7/15/2032	27,180	26,773
	Fiserv Inc.	5.600%	3/2/2033	2,160	2,144
	Fiserv Inc.	5.625%	8/21/2033	46,718	46,269
	Fiserv Inc.	5.450%	3/15/2034	25,136	24,439
	Fiserv Inc.	5.150%	8/12/2034	44,228	42,047
	Fiserv Inc.	5.250%	8/11/2035	37,316	35,554
	Flex Ltd.	5.250%	1/15/2032	27,927	27,344
	Flex Ltd.	5.375%	11/13/2035	19,543	18,488
	Gartner Inc.	5.600%	11/20/2035	11,440	10,804
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	65,813	64,740
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	7,883	7,800
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	69,676	66,882
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	20,520	21,501
	HP Inc.	4.200%	4/15/2032	34,133	32,125
	HP Inc.	5.500%	1/15/2033	25	25
	HP Inc.	6.100%	4/25/2035	32,200	33,046
	Hubbell Inc.	4.900%	6/15/2033	27,437	26,726
	Hubbell Inc.	4.800%	11/15/2035	12,376	11,726
	Hubbell Inc.	5.150%	6/15/2036	28,212	27,308
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	26,764	25,819
	Intel Corp.	4.150%	8/5/2032	33,603	31,576
	Intel Corp.	4.000%	12/15/2032	9,981	9,260
	Intel Corp.	5.200%	2/10/2033	96,525	95,452
27

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	5.000%	8/15/2033	13,730	13,339
	Intel Corp.	5.150%	2/21/2034	36,568	35,654
	Intel Corp.	5.300%	5/15/2036	83,449	80,501
	International Business Machines Corp.	2.720%	2/9/2032	13,889	12,261
[3]	International Business Machines Corp.	5.000%	2/10/2032	29,943	29,667
	International Business Machines Corp.	4.400%	7/27/2032	37,762	36,106
	International Business Machines Corp.	5.875%	11/29/2032	23,547	24,381
	International Business Machines Corp.	4.600%	2/3/2033	26,242	25,239
	International Business Machines Corp.	4.750%	2/6/2033	19,989	19,481
[3]	International Business Machines Corp.	5.200%	2/10/2035	432	422
	International Business Machines Corp.	4.950%	2/3/2036	42,931	40,562
	Intuit Inc.	5.200%	9/15/2033	15,821	15,619
	Intuit Inc.	5.500%	6/15/2036	35,663	34,730
	J Paul Getty Trust	4.905%	4/1/2035	12,701	12,498
	Jabil Inc.	4.750%	2/1/2033	2,274	2,176
	KLA Corp.	4.650%	7/15/2032	60,066	58,766
	KLA Corp.	4.700%	2/1/2034	13,810	13,336
	Kyndryl Holdings Inc.	3.150%	10/15/2031	13,476	11,236
	Kyndryl Holdings Inc.	6.350%	2/20/2034	9,341	8,850
	Leidos Inc.	5.400%	3/15/2032	22,577	22,593
	Leidos Inc.	5.750%	3/15/2033	32,532	33,021
	Leidos Inc.	5.500%	3/15/2035	18,740	18,538
	Leidos Inc.	5.000%	3/15/2036	26,979	25,518
	Marvell Technology Inc.	5.950%	9/15/2033	20,472	21,005
	Marvell Technology Inc.	5.450%	7/15/2035	20,215	19,879
	Marvell Technology Inc.	5.300%	4/15/2036	36,030	34,744
	Micron Technology Inc.	2.703%	4/15/2032	62,933	55,514
	Microsoft Corp.	3.500%	2/12/2035	1,941	1,749
	Microsoft Corp.	4.200%	11/3/2035	11,871	11,194
	Microsoft Corp.	3.450%	8/8/2036	11,687	10,186
[2]	Mobility Global Inc.	6.050%	6/15/2036	28,369	27,824
	Moody's Corp.	4.250%	8/8/2032	38,549	36,900
	Moody's Corp.	5.000%	8/5/2034	26,165	25,641
	Motorola Solutions Inc.	5.600%	6/1/2032	24,428	24,804
	Motorola Solutions Inc.	5.200%	8/15/2032	16,723	16,650
	Motorola Solutions Inc.	5.400%	4/15/2034	40,181	39,792
	Motorola Solutions Inc.	5.550%	8/15/2035	32,820	32,683
	Motorola Solutions Inc.	5.650%	8/17/2036	5,800	5,777
	MSCI Inc.	5.250%	9/1/2035	41,021	39,337
	MSCI Inc.	5.150%	3/15/2036	15,947	15,129
	NetApp Inc.	5.500%	3/17/2032	13,215	13,284
	NetApp Inc.	5.700%	3/17/2035	36,100	36,140
	NVIDIA Corp.	4.750%	6/15/2033	111,817	108,354
	NVIDIA Corp.	4.950%	6/15/2036	130,149	123,850
	NXP BV	2.650%	2/15/2032	62,595	54,593
	NXP BV	5.000%	1/15/2033	21,389	20,899
	NXP BV	5.250%	8/19/2035	27,807	26,996
	Oracle Corp.	5.250%	2/3/2032	62,580	60,071
	Oracle Corp.	4.800%	9/26/2032	128,547	118,867
	Oracle Corp.	6.250%	11/9/2032	62,838	62,641
	Oracle Corp.	4.900%	2/6/2033	63,900	58,812
	Oracle Corp.	5.350%	5/4/2033	128,262	120,784
	Oracle Corp.	4.300%	7/8/2034	21,297	18,393
	Oracle Corp.	4.700%	9/27/2034	55,272	48,722
	Oracle Corp.	3.900%	5/15/2035	48,175	39,345
	Oracle Corp.	5.500%	8/3/2035	16,835	15,439
	Oracle Corp.	5.200%	9/26/2035	145,131	130,122
	Oracle Corp.	5.700%	2/4/2036	193,308	178,737
	Oracle Corp.	3.850%	7/15/2036	29,339	23,290
	Paychex Inc.	5.350%	4/15/2032	51,814	51,799
	Paychex Inc.	5.600%	4/15/2035	33,053	32,819
	QUALCOMM Inc.	1.650%	5/20/2032	25,230	21,068
	QUALCOMM Inc.	4.250%	5/20/2032	18,823	18,196
	QUALCOMM Inc.	4.750%	5/20/2032	40,774	40,204
	QUALCOMM Inc.	5.400%	5/20/2033	14,296	14,535
	QUALCOMM Inc.	4.650%	5/20/2035	14,705	14,040
	QUALCOMM Inc.	5.000%	5/20/2035	41,729	40,529
	Quanta Services Inc.	2.350%	1/15/2032	14,878	12,872
	Quanta Services Inc.	5.250%	8/9/2034	26,429	25,916
	Quanta Services Inc.	5.100%	8/9/2035	17,456	16,830
28

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	5.550%	8/9/2036	23,000	22,652
	RELX Capital Inc.	4.750%	5/20/2032	37,872	37,118
	RELX Capital Inc.	5.250%	3/27/2035	30,298	29,778
	Roper Technologies Inc.	4.750%	2/15/2032	28,381	27,650
	Roper Technologies Inc.	4.900%	10/15/2034	27,050	25,697
	Roper Technologies Inc.	5.100%	9/15/2035	31,579	30,078
	S&P Global Inc.	2.900%	3/1/2032	71,682	64,371
	S&P Global Inc.	5.250%	9/15/2033	20,081	20,167
	S&P Global Inc.	4.800%	12/4/2035	11,360	10,813
	Salesforce Inc.	4.900%	9/15/2031	104,049	102,723
	Salesforce Inc.	5.200%	3/15/2033	64,763	64,016
	Salesforce Inc.	5.550%	3/15/2036	152,071	149,348
	ServiceNow Inc.	5.050%	5/15/2033	15,064	14,800
	ServiceNow Inc.	5.400%	5/15/2036	33,408	32,778
	Skyworks Solutions Inc.	5.750%	1/10/2032	10,599	10,521
	Skyworks Solutions Inc.	6.250%	8/10/2036	5,158	5,051
	Sony Group Corp.	5.089%	6/30/2036	20,229	19,683
	Synopsys Inc.	5.000%	4/1/2032	63,457	62,668
	Synopsys Inc.	5.150%	4/1/2035	83,318	80,909
	TD SYNNEX Corp.	6.100%	4/12/2034	17,607	17,902
	TD SYNNEX Corp.	5.300%	10/10/2035	33,325	31,891
	Texas Instruments Inc.	1.900%	9/15/2031	11,823	10,240
	Texas Instruments Inc.	3.650%	8/16/2032	6,753	6,308
	Texas Instruments Inc.	4.900%	3/14/2033	16,253	16,131
	Texas Instruments Inc.	4.850%	2/8/2034	44,882	44,095
	Texas Instruments Inc.	5.100%	5/23/2035	27,109	26,628
[3]	TR Finance LLC	5.500%	8/15/2035	11,593	11,490
	TSMC Arizona Corp.	2.500%	10/25/2031	31,818	28,361
	TSMC Arizona Corp.	4.250%	4/22/2032	9,221	8,925
	Verisk Analytics Inc.	5.750%	4/1/2033	22,174	22,589
	Verisk Analytics Inc.	5.250%	6/5/2034	3,801	3,724
	Verisk Analytics Inc.	5.250%	3/15/2035	28,426	27,662
	Verisk Analytics Inc.	5.125%	3/15/2036	21,301	20,258
	Workday Inc.	3.800%	4/1/2032	41,249	38,364
					6,510,126
Utilities (10.1%)
[3]	AEP Texas Inc.	2.100%	7/1/2030	15,668	14,084
	AEP Texas Inc.	4.700%	5/15/2032	5,209	5,055
	AEP Texas Inc.	5.400%	6/1/2033	3,821	3,799
	AEP Texas Inc.	5.700%	5/15/2034	4,519	4,564
[3]	AEP Texas Inc.	5.200%	4/15/2036	22,335	21,526
	AEP Transmission Co. LLC	5.150%	4/1/2034	10,613	10,507
	AEP Transmission Co. LLC	5.375%	6/15/2035	1,346	1,339
	AEP Transmission Co. LLC	5.250%	6/1/2036	23,499	23,062
	AES Corp.	5.800%	3/15/2032	7,581	7,604
	AES Corp.	5.750%	7/15/2033	7,366	7,282
	Alabama Power Co.	3.050%	3/15/2032	275	249
	Alabama Power Co.	3.940%	9/1/2032	18,025	16,989
	Alabama Power Co.	5.850%	11/15/2033	2,894	2,990
	Alabama Power Co.	5.100%	4/2/2035	25,223	24,810
	Ameren Corp.	5.375%	3/15/2035	35,709	35,285
	Ameren Corp.	5.000%	5/15/2036	13,538	12,919
	Ameren Illinois Co.	3.850%	9/1/2032	13,089	12,240
	Ameren Illinois Co.	4.950%	6/1/2033	18,496	18,195
	Ameren Illinois Co.	5.500%	9/15/2036	8,644	8,668
	American Electric Power Co. Inc.	5.950%	11/1/2032	21,164	21,884
	American Electric Power Co. Inc.	5.625%	3/1/2033	53,154	54,155
	American Electric Power Co. Inc.	6.950%	12/15/2054	29,146	30,608
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	42,102	40,957
	American Water Capital Corp.	4.450%	6/1/2032	40,605	39,391
	American Water Capital Corp.	5.150%	3/1/2034	16,709	16,549
	American Water Capital Corp.	5.250%	3/1/2035	24,282	24,035
	American Water Capital Corp.	5.200%	4/1/2036	28,116	27,418
[3]	Appalachian Power Co.	4.500%	8/1/2032	40,173	38,743
	Appalachian Power Co.	5.650%	4/1/2034	7,820	7,889
	Arizona Public Service Co.	6.350%	12/15/2032	8,598	9,019
	Arizona Public Service Co.	5.550%	8/1/2033	37,877	38,182
	Arizona Public Service Co.	5.700%	8/15/2034	31,779	32,195
	Arizona Public Service Co.	5.500%	9/1/2035	305	304
29

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	5.100%	3/15/2036	11,703	11,248
	Atmos Energy Corp.	4.750%	1/15/2032	30,001	29,478
	Atmos Energy Corp.	5.450%	10/15/2032	7,611	7,722
	Atmos Energy Corp.	5.900%	11/15/2033	34,182	35,513
[3]	Atmos Energy Corp.	5.200%	8/15/2035	17,944	17,747
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	461	457
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	13,595	13,509
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	48,092	47,843
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	57,471	59,743
	Black Hills Corp.	4.350%	5/1/2033	14,733	13,732
	Black Hills Corp.	6.150%	5/15/2034	10,961	11,272
	Black Hills Corp.	6.000%	1/15/2035	10,914	11,086
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	10,724	9,683
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	11,225	10,802
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	1,023	1,118
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	29,739	29,188
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	23,135	22,890
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	21,019	20,485
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	23,256	22,448
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	4,663	4,450
[3]	CenterPoint Energy Inc.	6.850%	2/15/2055	14,279	14,776
[3]	CenterPoint Energy Inc.	6.400%	8/15/2058	22,771	22,860
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	10,109	8,920
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	10,997	10,566
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	2,024	2,028
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	6,723	6,704
	CMS Energy Corp.	6.500%	6/1/2055	34,289	34,496
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	9,925	9,023
	Commonwealth Edison Co.	4.900%	2/1/2033	1,238	1,221
	Commonwealth Edison Co.	5.300%	6/1/2034	22,008	22,004
	Commonwealth Edison Co.	5.900%	3/15/2036	6,943	7,155
[3]	Connecticut Light & Power Co.	2.050%	7/1/2031	1	—
	Connecticut Light & Power Co.	4.900%	7/1/2033	8,306	8,165
	Connecticut Light & Power Co.	4.950%	8/15/2034	6,265	6,087
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	25,625	25,630
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	37,179	37,671
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,225	1,225
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	8,000	7,956
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	19,440	19,029
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	1,485	1,523
	Consolidated Edison Co. of New York Inc.	5.150%	6/15/2036	20,200	19,701
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	5,843	6,124
	Constellation Energy Generation LLC	4.800%	1/15/2032	27,788	27,201
	Constellation Energy Generation LLC	5.800%	3/1/2033	9,761	9,996
	Constellation Energy Generation LLC	6.125%	1/15/2034	26,027	27,075
	Constellation Energy Generation LLC	5.300%	6/1/2036	23,379	22,661
	Consumers Energy Co.	3.600%	8/15/2032	22,232	20,618
	Consumers Energy Co.	4.625%	5/15/2033	11,465	11,094
	Consumers Energy Co.	5.050%	5/15/2035	28,363	27,755
	Consumers Energy Co.	5.125%	5/1/2036	18,881	18,428
[3]	Dominion Energy Inc.	4.350%	8/15/2032	21,918	20,860
	Dominion Energy Inc.	5.375%	11/15/2032	55,814	55,967
[3]	Dominion Energy Inc.	5.250%	8/1/2033	10,112	9,992
	Dominion Energy Inc.	5.450%	3/15/2035	434	428
[3]	Dominion Energy Inc.	5.950%	6/15/2035	50	51
	Dominion Energy Inc.	5.350%	6/15/2036	36,295	35,260
[3]	Dominion Energy Inc.	7.000%	6/1/2054	29,770	30,937
	Dominion Energy Inc.	6.625%	5/15/2055	39,894	40,081
	Dominion Energy Inc.	6.200%	2/15/2056	44,587	43,735
[3]	Dominion Energy Inc.	6.150%	12/15/2056	31,332	30,955
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	8,246	7,206
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	3,095	3,317
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	40,187	39,935
[3]	DTE Electric Co.	3.000%	3/1/2032	29,564	26,829
	DTE Electric Co.	5.200%	4/1/2033	29,783	29,842
	DTE Electric Co.	5.200%	3/1/2034	2,568	2,562
	DTE Electric Co.	5.250%	5/15/2035	38,980	38,547
[3]	DTE Electric Co.	4.850%	3/1/2036	23,884	22,760
	DTE Energy Co.	5.850%	6/1/2034	26,874	27,485
	DTE Energy Co.	5.050%	10/1/2035	33,988	32,653
30

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DTE Energy Co.	6.200%	7/1/2058	25,986	25,887
	Duke Energy Carolinas LLC	2.850%	3/15/2032	7,194	6,418
	Duke Energy Carolinas LLC	6.450%	10/15/2032	1,252	1,330
	Duke Energy Carolinas LLC	4.950%	1/15/2033	69,816	69,102
	Duke Energy Carolinas LLC	4.850%	1/15/2034	10,534	10,259
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	32,405	32,074
	Duke Energy Carolinas LLC	5.150%	6/15/2036	34,757	33,883
	Duke Energy Corp.	4.500%	8/15/2032	66,539	64,117
	Duke Energy Corp.	5.750%	9/15/2033	31,311	31,965
	Duke Energy Corp.	5.450%	6/15/2034	28,708	28,701
	Duke Energy Corp.	4.950%	9/15/2035	20,217	19,320
	Duke Energy Corp.	6.450%	9/1/2054	28,512	29,077
	Duke Energy Florida LLC	2.400%	12/15/2031	26,890	23,663
	Duke Energy Florida LLC	5.875%	11/15/2033	15,088	15,620
	Duke Energy Florida LLC	4.850%	12/1/2035	12,731	12,179
	Duke Energy Indiana LLC	5.250%	3/1/2034	7,320	7,282
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	22,660	21,744
	Duke Energy Ohio Inc.	5.250%	4/1/2033	7,189	7,183
	Duke Energy Ohio Inc.	5.300%	6/15/2035	10,943	10,796
	Duke Energy Progress LLC	3.400%	4/1/2032	5,652	5,200
	Duke Energy Progress LLC	5.250%	3/15/2033	23,171	23,258
	Duke Energy Progress LLC	5.100%	3/15/2034	16,234	16,164
	Duke Energy Progress LLC	5.050%	3/15/2035	44,738	43,677
	Edison International	5.250%	3/15/2032	8,985	8,690
	El Paso Electric Co.	6.000%	5/15/2035	200	202
	Entergy Arkansas LLC	5.150%	1/15/2033	25,492	25,390
	Entergy Arkansas LLC	5.300%	9/15/2033	3,804	3,810
	Entergy Arkansas LLC	5.450%	6/1/2034	13,922	14,026
	Entergy Arkansas LLC	4.950%	1/15/2036	19,383	18,573
	Entergy Corp.	6.100%	6/15/2056	19,820	19,407
	Entergy Corp.	6.500%	12/15/2058	16,207	16,135
	Entergy Louisiana LLC	2.350%	6/15/2032	913	787
	Entergy Louisiana LLC	4.000%	3/15/2033	6,427	5,984
	Entergy Louisiana LLC	5.350%	3/15/2034	22,808	22,861
	Entergy Louisiana LLC	5.150%	9/15/2034	42,089	41,474
	Entergy Louisiana LLC	4.900%	4/15/2036	27,997	26,617
	Entergy Louisiana LLC	5.500%	9/15/2036	19,400	19,218
	Entergy Mississippi LLC	5.000%	9/1/2033	1,110	1,089
	Entergy Mississippi LLC	5.050%	4/15/2036	27,886	26,724
	Entergy Texas Inc.	5.250%	4/15/2035	19,133	18,803
	Entergy Texas Inc.	5.200%	6/15/2036	4,529	4,396
	Essential Utilities Inc.	5.375%	1/15/2034	27,524	27,419
	Essential Utilities Inc.	5.250%	8/15/2035	19,334	18,926
	Essential Utilities Inc.	5.125%	3/15/2036	6,220	5,996
	Evergy Inc.	6.400%	2/15/2057	3,800	3,821
	Evergy Kansas Central Inc.	5.900%	11/15/2033	4,366	4,516
	Evergy Kansas Central Inc.	5.250%	3/15/2035	27,062	26,573
	Evergy Kansas Central Inc.	5.300%	7/1/2036	13,360	13,101
	Evergy Metro Inc.	4.950%	4/15/2033	7,837	7,679
	Evergy Metro Inc.	5.400%	4/1/2034	8,435	8,442
	Evergy Metro Inc.	5.125%	8/15/2035	24,286	23,572
	Eversource Energy	3.375%	3/1/2032	32,132	29,236
	Eversource Energy	5.125%	5/15/2033	35,244	34,614
	Eversource Energy	5.500%	1/1/2034	33,587	33,553
[3]	Eversource Energy	6.100%	8/15/2056	14,447	14,290
	Exelon Corp.	3.350%	3/15/2032	100	91
	Exelon Corp.	5.300%	3/15/2033	55,470	55,306
	Exelon Corp.	5.450%	3/15/2034	29,620	29,574
[3]	Exelon Corp.	4.950%	6/15/2035	2,268	2,153
	Exelon Corp.	5.625%	6/15/2035	6,142	6,141
	Exelon Corp.	4.950%	3/15/2036	35,965	34,061
	Exelon Corp.	6.500%	3/15/2055	26,480	26,677
	FirstEnergy Transmission LLC	4.750%	1/15/2033	24,135	23,304
	FirstEnergy Transmission LLC	5.000%	1/15/2035	12,744	12,290
	Florida Power & Light Co.	2.450%	2/3/2032	73,257	64,507
	Florida Power & Light Co.	5.100%	4/1/2033	25,332	25,214
	Florida Power & Light Co.	4.800%	5/15/2033	34,610	33,894
	Florida Power & Light Co.	5.625%	4/1/2034	998	1,016
	Florida Power & Light Co.	5.300%	6/15/2034	45,554	45,588
	Florida Power & Light Co.	5.000%	8/1/2034	188	184
31

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	4.700%	2/15/2036	36,145	34,173
	Florida Power & Light Co.	5.125%	6/1/2036	11,169	10,912
	Georgia Power Co.	4.700%	5/15/2032	49,373	48,493
	Georgia Power Co.	4.950%	5/17/2033	46,545	45,948
	Georgia Power Co.	5.250%	3/15/2034	23,416	23,325
	Georgia Power Co.	5.200%	3/15/2035	15,523	15,345
	Iberdrola International BV	6.750%	7/15/2036	22,053	24,015
	Idaho Power Co.	5.200%	8/15/2034	5,140	5,114
	Idaho Power Co.	4.850%	3/1/2036	18,698	17,796
	Interstate Power & Light Co.	5.700%	10/15/2033	8,499	8,642
	Interstate Power & Light Co.	4.950%	9/30/2034	14,031	13,493
	Interstate Power & Light Co.	5.600%	6/29/2035	13,100	13,159
	IPALCO Enterprises Inc.	5.750%	4/1/2034	9,711	9,502
	Jersey Central Power & Light Co.	5.100%	1/15/2035	19,023	18,604
	Jersey Central Power & Light Co.	5.150%	1/15/2036	11,875	11,533
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	6,416	6,466
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	11,575	11,672
	MidAmerican Energy Co.	6.750%	12/30/2031	2,123	2,293
	MidAmerican Energy Co.	5.350%	1/15/2034	750	756
[3]	MidAmerican Energy Co.	5.750%	11/1/2035	5,000	5,143
	National Fuel Gas Co.	5.050%	10/15/2031	13,786	13,555
	National Fuel Gas Co.	5.950%	3/15/2035	29,095	29,521
	National Fuel Gas Co.	5.500%	5/15/2036	12,294	11,952
	National Grid plc	5.809%	6/12/2033	30,497	31,228
	National Grid plc	5.418%	1/11/2034	18,267	18,200
	National Grid plc	5.405%	6/9/2036	20,114	19,609
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	7,653	8,673
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	16,180	14,281
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	12,165	11,411
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	2,152	2,034
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	47,844	49,396
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	40,120	39,267
[3]	Nevada Power Co.	6.650%	4/1/2036	3,236	3,460
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	9,524	8,291
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	48,569	48,720
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	52,336	51,781
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	43,507	42,848
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	5,950	5,880
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	13,623	13,498
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	44,057	45,147
[3]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	34,606	34,783
[3]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	31,331	30,925
	NiSource Inc.	5.400%	6/30/2033	2,898	2,912
	NiSource Inc.	5.350%	4/1/2034	40,582	40,394
	NiSource Inc.	5.350%	7/15/2035	58,867	57,881
	NiSource Inc.	5.300%	5/18/2036	19,354	18,838
	NiSource Inc.	6.375%	3/31/2055	16,460	16,582
	NiSource Inc.	6.250%	4/15/2057	15,274	15,244
	Northern States Power Co.	5.050%	5/15/2035	30,764	30,113
	Northern States Power Co.	4.850%	5/15/2036	25,931	24,799
	Northern States Power Co.	6.250%	6/1/2036	450	476
	Northwest Natural Holding Co.	7.000%	9/15/2055	10,590	10,724
	NSTAR Electric Co.	5.400%	6/1/2034	23,634	23,634
	NSTAR Electric Co.	5.200%	3/1/2035	25,504	25,121
	NSTAR Electric Co.	5.200%	5/15/2036	7,656	7,497
[3]	Ohio Power Co.	1.625%	1/15/2031	2,152	1,863
	Ohio Power Co.	5.000%	6/1/2033	7,446	7,282
	Ohio Power Co.	5.650%	6/1/2034	13,334	13,476
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	12,702	12,835
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	1,713	1,873
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	23,492	22,333
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	21,355	20,659
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	3,214	3,564
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	35,837	36,588
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	28,069	27,957
	ONE Gas Inc.	4.250%	9/1/2032	8,305	7,979
	ONE Gas Inc.	5.450%	9/1/2036	6,937	6,879
	Pacific Gas & Electric Co.	5.050%	11/15/2031	15,047	14,832
	Pacific Gas & Electric Co.	4.400%	3/1/2032	3,245	3,092
	Pacific Gas & Electric Co.	5.900%	6/15/2032	21,306	21,747
32

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	5.050%	10/15/2032	42,419	41,488
	Pacific Gas & Electric Co.	6.150%	1/15/2033	29,338	30,159
	Pacific Gas & Electric Co.	6.400%	6/15/2033	43,717	45,326
	Pacific Gas & Electric Co.	6.950%	3/15/2034	45,466	48,918
	Pacific Gas & Electric Co.	5.800%	5/15/2034	4,220	4,235
	Pacific Gas & Electric Co.	5.700%	3/1/2035	54,283	53,922
	Pacific Gas & Electric Co.	6.000%	8/15/2035	5,476	5,531
	Pacific Gas & Electric Co.	5.200%	5/1/2036	38,859	36,794
	Pacific Gas & Electric Co.	5.600%	8/15/2036	16,353	15,916
	PacifiCorp	7.700%	11/15/2031	195	215
	PacifiCorp	5.450%	4/15/2033	13,189	13,134
	PacifiCorp	5.450%	2/15/2034	62,953	62,352
	PacifiCorp	5.800%	4/15/2036	32,022	31,974
	PECO Energy Co.	4.900%	6/15/2033	4,842	4,777
	PECO Energy Co.	4.875%	9/15/2035	27,487	26,546
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	2,053	2,061
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	25,996	25,272
	Potomac Electric Power Co.	5.200%	3/15/2034	950	942
	PPL Capital Funding Inc.	5.250%	9/1/2034	31,646	31,118
	PPL Electric Utilities Corp.	5.000%	5/15/2033	28,286	27,974
	PPL Electric Utilities Corp.	4.850%	2/15/2034	18,529	18,043
	Progress Energy Inc.	7.000%	10/30/2031	21,727	23,451
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	2,471	2,352
	Public Service Co. of Colorado	5.350%	5/15/2034	5,318	5,289
	Public Service Co. of Colorado	5.150%	9/15/2035	49,240	47,876
	Public Service Co. of New Hampshire	5.350%	10/1/2033	22,704	22,788
	Public Service Co. of Oklahoma	5.250%	1/15/2033	2,375	2,361
[3]	Public Service Co. of Oklahoma	5.400%	2/15/2034	6,424	6,399
	Public Service Co. of Oklahoma	5.200%	1/15/2035	30,171	29,368
	Public Service Co. of Oklahoma	5.450%	1/15/2036	27,704	27,295
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	20,050	18,171
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	20,637	20,373
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	29,288	28,503
	Public Service Electric & Gas Co.	5.200%	8/1/2033	6,833	6,850
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	7,490	7,460
	Public Service Electric & Gas Co.	4.850%	8/1/2034	29,001	28,122
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	38,199	37,361
	Public Service Electric & Gas Co.	4.900%	8/15/2035	2,962	2,869
[3]	Public Service Electric & Gas Co.	5.400%	8/1/2036	8,780	8,769
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	42,389	37,166
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	3,534	3,665
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	931	929
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	14,640	14,475
	Puget Energy Inc.	4.224%	3/15/2032	50	47
	Puget Energy Inc.	5.725%	3/15/2035	24,681	24,369
	Puget Sound Energy Inc.	5.330%	6/15/2034	15,809	15,809
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	3,806	3,397
	San Diego Gas & Electric Co.	5.400%	4/15/2035	17,849	17,706
[3]	San Diego Gas & Electric Co.	5.200%	3/15/2036	27,332	26,486
	Sempra	5.500%	8/1/2033	22,541	22,671
	Sempra	5.250%	3/15/2036	30,027	28,873
	Sempra	6.400%	10/1/2054	40,363	39,957
	Sempra	6.550%	4/1/2055	20,049	19,827
	Sierra Pacific Power Co.	6.375%	9/15/2056	19,011	18,919
	Southern California Edison Co.	4.950%	9/15/2031	7,861	7,708
	Southern California Edison Co.	2.750%	2/1/2032	15,176	13,360
	Southern California Edison Co.	5.950%	11/1/2032	30,325	31,037
	Southern California Edison Co.	4.800%	3/15/2033	22,442	21,546
	Southern California Edison Co.	6.000%	1/15/2034	24,941	25,304
	Southern California Edison Co.	5.200%	6/1/2034	18,901	18,319
	Southern California Edison Co.	5.450%	3/1/2035	54,627	53,204
[3]	Southern California Edison Co.	5.750%	4/1/2035	5,748	5,706
[3]	Southern California Edison Co.	5.350%	7/15/2035	1,150	1,108
	Southern California Edison Co.	5.625%	2/1/2036	12,908	12,583
	Southern California Gas Co.	5.200%	6/1/2033	20,716	20,631
	Southern California Gas Co.	5.050%	9/1/2034	21,177	20,699
	Southern California Gas Co.	5.450%	6/15/2035	15,694	15,630
[3]	Southern California Gas Co.	5.500%	9/1/2036	8,444	8,358
	Southern Co.	5.700%	10/15/2032	28,832	29,480
	Southern Co.	5.200%	6/15/2033	39,469	39,068
33

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	5.700%	3/15/2034	8,384	8,505
	Southern Co.	4.850%	3/15/2035	27,032	25,784
	Southern Co.	4.250%	7/1/2036	16,970	15,228
[3]	Southern Co.	6.375%	3/15/2055	60,721	61,217
	Southern Co.	6.000%	4/1/2058	42,297	41,682
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	1,718	1,712
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	23,131	23,607
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	8,255	7,983
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	4,797	4,638
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	5,420	5,383
[3]	Southern Power Co.	4.900%	10/1/2035	23,258	22,017
	Southwest Gas Corp.	4.050%	3/15/2032	27,768	26,237
	Southwestern Electric Power Co.	5.300%	4/1/2033	20,451	20,304
	Southwestern Electric Power Co.	5.200%	4/1/2036	22,277	21,483
	Southwestern Public Service Co.	5.300%	5/15/2035	17,787	17,458
	Southwestern Public Service Co.	5.300%	8/15/2036	17,720	17,284
	Spire Inc.	4.600%	9/1/2031	2,717	2,641
	Spire Inc.	6.450%	6/1/2056	14,617	14,559
	Spire Missouri Inc.	4.800%	2/15/2033	13,652	13,364
[3]	Spire Missouri Inc.	5.150%	8/15/2034	7,853	7,753
	System Energy Resources Inc.	5.300%	12/15/2034	20,670	20,195
	Tampa Electric Co.	5.150%	3/1/2035	33,977	33,294
	Tucson Electric Power Co.	3.250%	5/15/2032	7,182	6,501
	Tucson Electric Power Co.	5.200%	9/15/2034	8,822	8,719
	Union Electric Co.	2.150%	3/15/2032	2,395	2,070
	Union Electric Co.	5.200%	4/1/2034	22,527	22,366
	Union Electric Co.	5.250%	4/15/2035	15,552	15,355
	Union Electric Co.	4.800%	3/15/2036	18,133	17,217
	Virginia Electric & Power Co.	2.300%	11/15/2031	19,546	17,078
	Virginia Electric & Power Co.	2.400%	3/30/2032	12,656	10,984
	Virginia Electric & Power Co.	5.000%	4/1/2033	52,680	51,876
	Virginia Electric & Power Co.	5.300%	8/15/2033	138	138
	Virginia Electric & Power Co.	5.000%	1/15/2034	13,061	12,731
	Virginia Electric & Power Co.	5.050%	8/15/2034	37,170	36,266
	Virginia Electric & Power Co.	5.150%	3/15/2035	47,628	46,412
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	13,134	12,535
[3]	Virginia Electric & Power Co.	6.000%	1/15/2036	1,748	1,802
	Virginia Electric & Power Co.	4.950%	3/15/2036	65,923	62,712
	Virginia Electric & Power Co.	5.650%	8/15/2036	8,258	8,277
[2]	Vistra Operations Co. LLC	5.250%	4/30/2033	28,527	27,807
[2]	Vistra Operations Co. LLC	5.550%	4/30/2036	52,422	50,833
	Wisconsin Electric Power Co.	4.750%	9/30/2032	19,594	19,314
	Wisconsin Electric Power Co.	5.625%	5/15/2033	6,603	6,789
	Wisconsin Electric Power Co.	4.600%	10/1/2034	6,900	6,614
	Wisconsin Electric Power Co.	5.100%	6/15/2036	36,027	35,048
	Wisconsin Power & Light Co.	1.950%	9/16/2031	7,697	6,620
	Wisconsin Power & Light Co.	3.950%	9/1/2032	25,110	23,558
	Wisconsin Power & Light Co.	4.950%	4/1/2033	8,677	8,522
	Wisconsin Power & Light Co.	5.375%	3/30/2034	8,366	8,335
	Xcel Energy Inc.	2.350%	11/15/2031	760	663
	Xcel Energy Inc.	4.600%	6/1/2032	39,720	38,426
	Xcel Energy Inc.	5.450%	8/15/2033	43,134	43,159
	Xcel Energy Inc.	5.500%	3/15/2034	39,909	39,785
	Xcel Energy Inc.	5.600%	4/15/2035	21,325	21,271
	Xcel Energy Inc.	6.500%	7/1/2036	9,605	10,124
	Xcel Energy Inc.	5.750%	12/3/2056	18,730	18,181
					7,253,652
Total Corporate Bonds (Cost $72,721,932)					70,912,231
34

Intermediate-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[5]	Vanguard Market Liquidity Fund (Cost $22,762)	3.731%	227,644	22,762
Total Investments (98.3%) (Cost $72,788,879)				70,979,186
Other Assets and Liabilities—Net (1.7%)				1,200,634
Net Assets (100%)				72,179,820

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Securities with a value of $7,136 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $702,858, representing 1.0% of net assets.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Securities with a value of $9,844 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2026	37	3,911	(24)
Ultra 10-Year U.S. Treasury Note	December 2026	582	63,684	(34)
				(58)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2026	(562)	(60,503)	421
				363
See accompanying Notes, which are an integral part of the Financial Statements.
35

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $72,766,117)	70,956,424
Affiliated Issuers (Cost $22,762)	22,762
Total Investments in Securities	70,979,186
Investment in Vanguard	1,498
Cash	1,477
Receivables for Investment Securities Sold	1,064,130
Receivables for Accrued Income	987,218
Receivables for Capital Shares Issued	2,083
Variation Margin Receivable—Futures Contracts	708
Variation Margin Receivable—Centrally Cleared Swap Contracts	29
Total Assets	73,036,329
Liabilities
Payables for Investment Securities Purchased	855,545
Payables to Vanguard	964
Total Liabilities	856,509
Net Assets	72,179,820
At August 31, 2026, net assets consisted of:

Paid-in Capital	78,574,206
Total Distributable Earnings (Loss)	(6,394,386)
Net Assets	72,179,820

ETF Shares—Net Assets
Applicable to 863,689,409 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,030,991
Net Asset Value Per Share—ETF Shares	$81.08

Admiral™ Shares—Net Assets
Applicable to 81,438,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,782,391
Net Asset Value Per Share—Admiral Shares	$21.89

Institutional Shares—Net Assets
Applicable to 13,549,384 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	366,438
Net Asset Value Per Share—Institutional Shares	$27.04
See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	3,168,713
Total Income	3,168,713
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,353
Management and Administrative—ETF Shares[2]	11,884
Management and Administrative—Admiral Shares[2]	929
Management and Administrative—Institutional Shares[2]	102
Marketing and Distribution—ETF Shares	2,936
Marketing and Distribution—Admiral Shares	90
Marketing and Distribution—Institutional Shares	13
Custodian Fees	45
Auditing Fees	48
Accounting Fees[2]	73
Shareholders’ Reports—ETF Shares[2]	1,561
Shareholders’ Reports—Admiral Shares[2]	13
Shareholders’ Reports—Institutional Shares[2]	1
Trustees’ Fees and Expenses	35
Other Expenses	16
Total Expenses	20,099
Net Investment Income	3,148,614
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(73,400)
Futures Contracts	(4,787)
Swap Contracts	(741)
Realized Net Gain (Loss)	(78,928)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,045,424)
Futures Contracts	(1,613)
Change in Unrealized Appreciation (Depreciation)	(2,047,037)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,022,649

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,795, $21, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes $437,268 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,148,614	2,464,230
Realized Net Gain (Loss)	(78,928)	(705,455)
Change in Unrealized Appreciation (Depreciation)	(2,047,037)	1,270,619
Net Increase (Decrease) in Net Assets Resulting from Operations	1,022,649	3,029,394
Distributions
ETF Shares	(2,975,965)	(2,337,618)
Admiral Shares	(79,359)	(69,960)
Institutional Shares	(16,405)	(15,684)
Total Distributions	(3,071,729)	(2,423,262)
Capital Share Transactions
ETF Shares	14,662,235	6,112,178
Admiral Shares	97,288	396,236
Institutional Shares	24,475	34,488
Net Increase (Decrease) from Capital Share Transactions	14,783,998	6,542,902
Total Increase (Decrease)	12,734,918	7,149,034
Net Assets
Beginning of Period	59,444,902	52,295,868
End of Period	72,179,820	59,444,902
See accompanying Notes, which are an integral part of the Financial Statements.
38

Intermediate-Term Corporate Bond Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$83.45	$82.65	$78.27	$79.83	$95.57
Investment Operations
Net Investment Income[1]	4.018	3.794	3.429	2.808	2.171
Net Realized and Unrealized Gain (Loss) on Investments	(2.424)	.755	4.315	(1.605)	(15.176)
Total from Investment Operations	1.594	4.549	7.744	1.203	(13.005)
Distributions
Dividends from Net Investment Income	(3.964)	(3.749)	(3.364)	(2.763)	(2.141)
Distributions from Realized Capital Gains	—	—	—	—	(.594 )
Total Distributions	(3.964)	(3.749)	(3.364)	(2.763)	(2.735)
Net Asset Value, End of Period	$81.08	$83.45	$82.65	$78.27	$79.83
Total Return	1.90%	5.70%	10.19%	1.55%	-13.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,031	$57,360	$50,666	$40,262	$41,058
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]
Ratio of Net Investment Income to Average Net Assets	4.84%	4.65%	4.32%	3.58%	2.48%
Portfolio Turnover Rate[3]	73%	85%	72%	76%	58%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Intermediate-Term Corporate Bond Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$22.44	$22.23	$21.06	$21.49	$25.75
Investment Operations
Net Investment Income[1]	1.077	1.020	.917	.752	.577
Net Realized and Unrealized Gain (Loss) on Investments	(.652 )	.203	1.166	(.429 )	(4.098)
Total from Investment Operations	.425	1.223	2.083	.323	(3.521)
Distributions
Dividends from Net Investment Income	(.975 )	(1.013)	(.913 )	(.753 )	(.579 )
Distributions from Realized Capital Gains	—	—	—	—	(.160 )
Total Distributions	(.975 )	(1.013)	(.913 )	(.753 )	(.739 )
Net Asset Value, End of Period	$21.89	$22.44	$22.23	$21.06	$21.49
Total Return[2]	1.88%	5.68%	10.16%	1.55%	-13.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,782	$1,733	$1,316	$1,156	$1,139
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	4.80%	4.63%	4.29%	3.56%	2.44%
Portfolio Turnover Rate[4]	73%	85%	72%	76%	58%

1	Calculated based on average shares outstanding.
2
Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Intermediate-Term Corporate Bond Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$27.72	$27.46	$26.02	$26.56	$31.82
Investment Operations
Net Investment Income[1]	1.338	1.263	1.137	.934	.720
Net Realized and Unrealized Gain (Loss) on Investments	(.807 )	.254	1.437	(.538 )	(5.061)
Total from Investment Operations	.531	1.517	2.574	.396	(4.341)
Distributions
Dividends from Net Investment Income	(1.211)	(1.257)	(1.134)	(.936 )	(.721 )
Distributions from Realized Capital Gains	—	—	—	—	(.198 )
Total Distributions	(1.211)	(1.257)	(1.134)	(.936 )	(.919 )
Net Asset Value, End of Period	$27.04	$27.72	$27.46	$26.02	$26.56
Total Return[2]	1.90%	5.70%	10.16%	1.54%	-13.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$366	$352	$314	$298	$338
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[3]	0.05%[3]
Ratio of Net Investment Income to Average Net Assets	4.82%	4.64%	4.31%	3.57%	2.46%
Portfolio Turnover Rate[4]	73%	85%	72%	76%	58%

1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as
42

Intermediate-Term Corporate Bond Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended August 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at August 31, 2026.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold.
Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,498,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
43

Intermediate-Term Corporate Bond Index Fund
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	44,193	—	44,193
Corporate Bonds	—	70,912,231	—	70,912,231
Temporary Cash Investments	22,762	—	—	22,762
Total	22,762	70,956,424	—	70,979,186

Derivative Financial Instruments
Assets
Futures Contracts[1]	421	—	—	421
Liabilities
Futures Contracts[1]	(58)	—	—	(58)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At August 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	421	421
Total Assets	421	421

Unrealized Depreciation—Futures Contracts[1]	(58)	(58)
Total Liabilities	(58)	(58)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(4,787)	—	(4,787)
Swap Contracts	—	(741)	(741)
Realized Net Gain (Loss) on Derivatives	(4,787)	(741)	(5,528)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,613)	—	(1,613)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,613)	—	(1,613)
F. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	436,314
Total Distributable Earnings (Loss)	(436,314)
44

Intermediate-Term Corporate Bond Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	301,789
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,817,381)
Capital Loss Carryforwards	(4,878,794)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(6,394,386)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	3,071,729	2,423,262
Long-Term Capital Gains	—	—
Total	3,071,729	2,423,262

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	72,796,567
Gross Unrealized Appreciation	16,817
Gross Unrealized Depreciation	(1,834,198)
Net Unrealized Appreciation (Depreciation)	(1,817,381)
G. During the year ended August 31, 2026, the fund purchased $21,914,374,000 of investment securities and sold $21,055,275,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $25,513,807,000 and $25,782,939,000, respectively. In addition, the fund purchased and sold investment securities of $45,624,409,000 and $31,570,501,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	46,935,964	564,301	27,095,727	330,733
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,273,729)	(388,000)	(20,983,549)	(256,400)
Net Increase (Decrease)—ETF Shares	14,662,235	176,301	6,112,178	74,333
Admiral Shares
Issued[1]	371,233	16,463	639,729	29,122
Issued in Lieu of Cash Distributions	65,725	2,934	57,374	2,600
Redeemed	(339,670)	(15,182)	(300,867)	(13,683)
Net Increase (Decrease)—Admiral Shares	97,288	4,215	396,236	18,039
45

Intermediate-Term Corporate Bond Index Fund
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	131,232	4,716	81,185	2,958
Issued in Lieu of Cash Distributions	12,662	457	11,485	421
Redeemed	(119,419)	(4,321)	(58,182)	(2,125)
Net Increase (Decrease)—Institutional Shares	24,475	852	34,488	1,254

1	Includes purchase fees for fiscal 2026 and 2025 of $1,173 and $1,797, respectively (fund totals).
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
46

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Intermediate-Term Corporate Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Corporate Bond Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
47

Tax information (unaudited)
The fund hereby designates for the fiscal year $7,700,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 86.9%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q16460 102026
48

Financial Statements
For the year ended August 31, 2026
Vanguard Long-Term Corporate Bond Index Fund

Contents

Long-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond	4.625%	8/15/2036	1,254	1,242
United States Treasury Note/Bond	5.125%	8/15/2046	4,010	3,955
Total U.S. Government and Agency Obligations (Cost $5,189)				5,197
Corporate Bonds (97.9%)
Communications (12.5%)
Alphabet Inc.	1.900%	8/15/2040	3,209	2,047
Alphabet Inc.	5.350%	11/15/2045	5,827	5,330
Alphabet Inc.	5.500%	2/15/2046	7,793	7,248
Alphabet Inc.	6.250%	8/15/2046	12,225	12,281
Alphabet Inc.	2.050%	8/15/2050	14,670	7,344
Alphabet Inc.	5.250%	5/15/2055	10,439	9,020
Alphabet Inc.	5.450%	11/15/2055	20,374	18,049
Alphabet Inc.	5.650%	2/15/2056	17,136	15,665
Alphabet Inc.	6.375%	8/15/2056	17,656	17,771
Alphabet Inc.	2.250%	8/15/2060	11,585	5,337
Alphabet Inc.	5.750%	2/15/2066	1,319	1,183
Alphabet Inc.	6.500%	8/15/2066	10,200	10,199
Alphabet Inc.	5.700%	11/15/2075	15,922	13,980
America Movil SAB de CV	6.125%	11/15/2037	2,971	3,049
America Movil SAB de CV	6.125%	3/30/2040	9,987	10,114
America Movil SAB de CV	4.375%	7/16/2042	8,180	6,810
America Movil SAB de CV	4.375%	4/22/2049	2,495	1,995
AppLovin Corp.	5.950%	12/1/2054	6,480	5,880
AT&T Inc.	5.250%	10/30/2036	1,461	1,398
AT&T Inc.	5.250%	3/1/2037	6,385	6,083
AT&T Inc.	4.900%	8/15/2037	1,166	1,078
AT&T Inc.	6.300%	1/15/2038	265	272
AT&T Inc.	6.550%	2/15/2039	126	133
AT&T Inc.	4.850%	3/1/2039	4,302	3,853
AT&T Inc.	6.000%	8/15/2040	36	36
AT&T Inc.	3.500%	6/1/2041	7,826	5,806
AT&T Inc.	5.550%	8/15/2041	130	122
AT&T Inc.	5.150%	3/15/2042	75	66
AT&T Inc.	4.300%	12/15/2042	9,812	7,756
AT&T Inc.	3.100%	2/1/2043	160	111
AT&T Inc.	4.800%	6/15/2044	275	230
AT&T Inc.	4.350%	6/15/2045	7,760	5,937
AT&T Inc.	4.850%	7/15/2045	135	112
AT&T Inc.	5.550%	11/1/2045	8,589	7,659
AT&T Inc.	5.850%	4/30/2046	9,419	8,679
AT&T Inc.	4.750%	5/15/2046	12,032	9,650
AT&T Inc.	5.450%	3/1/2047	902	793
AT&T Inc.	4.500%	3/9/2048	9,323	7,094
AT&T Inc.	5.150%	2/15/2050	250	209
AT&T Inc.	3.650%	6/1/2051	10,678	6,856
AT&T Inc.	3.300%	2/1/2052	2,383	1,418
AT&T Inc.	3.500%	9/15/2053	35,828	21,852
AT&T Inc.	5.700%	11/1/2054	7,890	6,908
AT&T Inc.	3.550%	9/15/2055	35,900	21,737
AT&T Inc.	6.000%	4/30/2056	9,950	9,077
AT&T Inc.	6.050%	8/15/2056	6,726	6,177
AT&T Inc.	6.200%	10/30/2056	5,857	5,496
AT&T Inc.	3.800%	12/1/2057	29,884	18,771
AT&T Inc.	3.650%	9/15/2059	32,588	19,639
AT&T Inc.	3.850%	6/1/2060	11,247	7,048
AT&T Inc.	3.500%	2/1/2061	1,973	1,138
AT&T Inc.	6.300%	10/30/2066	910	850
Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	1,250	1,213
1

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	5,683	4,548
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	287	222
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	5,785	5,245
	Charter Communications Operating LLC	5.375%	4/1/2038	6,308	5,465
	Charter Communications Operating LLC	3.500%	6/1/2041	410	277
	Charter Communications Operating LLC	3.500%	3/1/2042	4,551	3,049
	Charter Communications Operating LLC	6.484%	10/23/2045	17,593	15,633
	Charter Communications Operating LLC	5.375%	5/1/2047	3,399	2,630
	Charter Communications Operating LLC	5.750%	4/1/2048	8,576	6,943
	Charter Communications Operating LLC	5.125%	7/1/2049	2,920	2,150
	Charter Communications Operating LLC	4.800%	3/1/2050	10,661	7,574
	Charter Communications Operating LLC	3.700%	4/1/2051	11,818	7,041
	Charter Communications Operating LLC	3.900%	6/1/2052	10,341	6,287
	Charter Communications Operating LLC	5.250%	4/1/2053	6,018	4,516
	Charter Communications Operating LLC	6.834%	10/23/2055	6,313	5,680
	Charter Communications Operating LLC	6.700%	12/1/2055	522	473
	Charter Communications Operating LLC	7.850%	8/15/2056	2,000	2,032
	Charter Communications Operating LLC	3.850%	4/1/2061	11,391	6,379
	Charter Communications Operating LLC	4.400%	12/1/2061	7,631	4,723
	Charter Communications Operating LLC	3.950%	6/30/2062	9,257	5,250
	Charter Communications Operating LLC	5.500%	4/1/2063	1,995	1,467
[1]	Comcast Corp.	5.168%	1/15/2037	5,999	5,575
	Comcast Corp.	6.450%	3/15/2037	3,761	3,892
	Comcast Corp.	6.950%	8/15/2037	3,980	4,275
	Comcast Corp.	3.900%	3/1/2038	7,444	6,098
	Comcast Corp.	4.600%	10/15/2038	7,704	6,730
	Comcast Corp.	6.550%	7/1/2039	2,749	2,805
	Comcast Corp.	3.250%	11/1/2039	8,112	5,913
	Comcast Corp.	3.750%	4/1/2040	11,173	8,603
	Comcast Corp.	4.650%	7/15/2042	1,900	1,545
	Comcast Corp.	4.750%	3/1/2044	60	49
	Comcast Corp.	4.600%	8/15/2045	5,299	4,172
	Comcast Corp.	3.400%	7/15/2046	2,590	1,658
	Comcast Corp.	4.000%	8/15/2047	3,431	2,375
	Comcast Corp.	3.969%	11/1/2047	10,515	7,213
	Comcast Corp.	4.000%	3/1/2048	7,212	4,961
	Comcast Corp.	4.700%	10/15/2048	8,068	6,166
	Comcast Corp.	3.999%	11/1/2049	11,542	7,787
	Comcast Corp.	3.450%	2/1/2050	13,450	8,252
	Comcast Corp.	2.800%	1/15/2051	7,863	4,178
	Comcast Corp.	2.887%	11/1/2051	25,668	13,737
	Comcast Corp.	2.450%	8/15/2052	105	51
	Comcast Corp.	4.049%	11/1/2052	1,769	1,183
	Comcast Corp.	5.350%	5/15/2053	3,141	2,589
	Comcast Corp.	5.650%	6/1/2054	95	82
	Comcast Corp.	6.050%	5/15/2055	215	197
	Comcast Corp.	2.937%	11/1/2056	31,329	15,984
	Comcast Corp.	4.950%	10/15/2058	993	748
	Comcast Corp.	2.650%	8/15/2062	3,435	1,565
	Comcast Corp.	2.987%	11/1/2063	24,378	11,879
	Comcast Corp.	5.500%	5/15/2064	42	34
	Electronic Arts Inc.	2.950%	2/15/2051	2,889	2,363
	Fox Corp.	5.476%	1/25/2039	8,051	7,647
	Fox Corp.	5.576%	1/25/2049	8,699	7,835
	Meta Platforms Inc.	5.500%	11/15/2045	23,058	20,008
	Meta Platforms Inc.	6.200%	5/15/2046	16,407	15,406
	Meta Platforms Inc.	4.450%	8/15/2052	3,649	2,608
	Meta Platforms Inc.	5.600%	5/15/2053	4,135	3,471
	Meta Platforms Inc.	5.400%	8/15/2054	17,914	14,519
[2]	Meta Platforms Inc.	5.625%	11/15/2055	31,642	26,422
	Meta Platforms Inc.	6.300%	5/15/2056	14,574	13,429
	Meta Platforms Inc.	4.650%	8/15/2062	9,080	6,313
	Meta Platforms Inc.	5.750%	5/15/2063	11,391	9,403
	Meta Platforms Inc.	5.550%	8/15/2064	16,204	12,918
	Meta Platforms Inc.	5.750%	11/15/2065	23,079	18,993
	Meta Platforms Inc.	6.450%	5/15/2066	14,290	13,075
	NBCUniversal Media LLC	4.450%	1/15/2043	25	22
	Netflix Inc.	5.400%	8/15/2054	7,334	6,754
	Omnicom Group Inc.	3.375%	3/1/2041	770	556
	Omnicom Group Inc.	5.400%	10/1/2048	4,881	4,204
2

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange SA	5.375%	1/13/2042	5,239	4,916
	Orange SA	5.500%	2/6/2044	1,073	1,012
	Rogers Communications Inc.	7.500%	8/15/2038	80	88
	Rogers Communications Inc.	4.500%	3/15/2042	7,497	6,165
	Rogers Communications Inc.	5.450%	10/1/2043	4,951	4,445
	Rogers Communications Inc.	5.000%	3/15/2044	50	43
	Rogers Communications Inc.	4.350%	5/1/2049	45	34
	Rogers Communications Inc.	3.700%	11/15/2049	5,257	3,646
	Rogers Communications Inc.	4.550%	3/15/2052	12,941	9,760
[1]	Space Exploration Technologies Corp.	6.600%	7/15/2046	9,810	8,907
[1]	Space Exploration Technologies Corp.	6.650%	7/15/2056	14,767	13,127
	Telefonica Emisiones SA	4.665%	3/6/2038	1,825	1,620
	Telefonica Emisiones SA	5.213%	3/8/2047	14,236	12,145
	Telefonica Emisiones SA	4.895%	3/6/2048	567	461
	Telefonica Emisiones SA	5.520%	3/1/2049	165	146
	TELUS Corp.	4.600%	11/16/2048	3,324	2,721
	TELUS Corp.	4.300%	6/15/2049	750	581
	Time Warner Cable LLC	6.550%	5/1/2037	6,461	6,217
	Time Warner Cable LLC	7.300%	7/1/2038	9,189	9,222
	Time Warner Cable LLC	6.750%	6/15/2039	6,617	6,300
	Time Warner Cable LLC	5.875%	11/15/2040	4,195	3,641
	Time Warner Cable LLC	5.500%	9/1/2041	1,320	1,099
	Time Warner Cable LLC	4.500%	9/15/2042	3,734	2,753
	T-Mobile USA Inc.	4.375%	4/15/2040	12,008	10,145
	T-Mobile USA Inc.	3.000%	2/15/2041	4,826	3,412
	T-Mobile USA Inc.	4.500%	4/15/2050	17,178	13,119
	T-Mobile USA Inc.	3.300%	2/15/2051	8,754	5,397
	T-Mobile USA Inc.	3.400%	10/15/2052	2,645	1,631
	T-Mobile USA Inc.	5.650%	1/15/2053	1,281	1,143
	T-Mobile USA Inc.	5.750%	1/15/2054	8,215	7,413
	T-Mobile USA Inc.	6.000%	6/15/2054	4,424	4,133
	T-Mobile USA Inc.	5.500%	1/15/2055	5,101	4,438
	T-Mobile USA Inc.	5.250%	6/15/2055	6,549	5,475
	T-Mobile USA Inc.	5.875%	11/15/2055	8,226	7,527
	T-Mobile USA Inc.	5.700%	1/15/2056	8,030	7,183
	T-Mobile USA Inc.	5.850%	2/15/2056	6,115	5,583
	T-Mobile USA Inc.	3.600%	11/15/2060	4,830	2,922
	T-Mobile USA Inc.	5.800%	9/15/2062	865	769
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/2041	65	54
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	47	36
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	186	149
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	651	433
	Uber Technologies Inc.	5.350%	9/15/2054	7,800	6,915
	Verizon Communications Inc.	5.250%	3/16/2037	8,137	7,803
	Verizon Communications Inc.	5.401%	7/2/2037	12,240	11,832
	Verizon Communications Inc.	4.812%	3/15/2039	8,574	7,713
	Verizon Communications Inc.	2.650%	11/20/2040	3,256	2,235
	Verizon Communications Inc.	3.400%	3/22/2041	11,217	8,351
	Verizon Communications Inc.	2.850%	9/3/2041	7,760	5,319
	Verizon Communications Inc.	4.750%	11/1/2041	3,855	3,383
	Verizon Communications Inc.	3.850%	11/1/2042	3,920	3,017
	Verizon Communications Inc.	6.550%	9/15/2043	2,123	2,195
	Verizon Communications Inc.	5.750%	11/30/2045	8,511	7,945
	Verizon Communications Inc.	4.125%	8/15/2046	5,162	3,897
	Verizon Communications Inc.	4.862%	8/21/2046	13,969	11,630
	Verizon Communications Inc.	5.500%	3/16/2047	25	23
	Verizon Communications Inc.	4.522%	9/15/2048	621	485
	Verizon Communications Inc.	5.012%	4/15/2049	3,689	3,065
	Verizon Communications Inc.	4.000%	3/22/2050	358	260
	Verizon Communications Inc.	2.875%	11/20/2050	975	564
	Verizon Communications Inc.	3.550%	3/22/2051	24,038	15,854
	Verizon Communications Inc.	3.875%	3/1/2052	1,130	786
	Verizon Communications Inc.	5.500%	2/23/2054	3,384	3,017
	Verizon Communications Inc.	5.012%	8/21/2054	1,169	959
	Verizon Communications Inc.	4.672%	3/15/2055	1,166	899
	Verizon Communications Inc.	5.875%	11/30/2055	10,213	9,414
	Verizon Communications Inc.	2.987%	10/30/2056	21,994	12,167
	Verizon Communications Inc.	6.750%	2/15/2057	7,150	7,134
	Verizon Communications Inc.	3.000%	11/20/2060	8,434	4,602
	Verizon Communications Inc.	3.700%	3/22/2061	19,173	12,281
3

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	6.000%	11/30/2065	7,574	6,955
	Vodafone Group plc	6.150%	2/27/2037	5,831	6,012
	Vodafone Group plc	5.000%	5/30/2038	6,301	5,925
	Vodafone Group plc	4.375%	2/19/2043	3,510	2,843
	Vodafone Group plc	5.250%	5/30/2048	8,888	7,731
	Vodafone Group plc	4.875%	6/19/2049	9,566	7,832
	Vodafone Group plc	4.250%	9/17/2050	7,343	5,420
	Vodafone Group plc	5.625%	2/10/2053	3,887	3,478
	Vodafone Group plc	5.750%	6/28/2054	275	250
	Vodafone Group plc	6.100%	6/18/2056	4,680	4,440
	Vodafone Group plc	5.125%	6/19/2059	165	138
	Vodafone Group plc	5.750%	2/10/2063	578	514
	Vodafone Group plc	5.875%	6/28/2064	966	874
	Walt Disney Co.	6.150%	3/1/2037	3,511	3,731
	Walt Disney Co.	6.650%	11/15/2037	8,252	9,022
	Walt Disney Co.	4.625%	3/23/2040	4,317	3,910
	Walt Disney Co.	3.500%	5/13/2040	11,917	9,495
	Walt Disney Co.	5.400%	10/1/2043	5,758	5,477
	Walt Disney Co.	4.750%	9/15/2044	5,396	4,686
	Walt Disney Co.	4.750%	11/15/2046	3,810	3,271
	Walt Disney Co.	2.750%	9/1/2049	13,141	7,855
	Walt Disney Co.	4.700%	3/23/2050	2,622	2,205
	Walt Disney Co.	3.600%	1/13/2051	15,196	10,613
	Walt Disney Co.	3.800%	5/13/2060	178	123
					1,218,941
Consumer Discretionary (6.3%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	5,084	4,413
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	10,343	8,041
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	3,840	2,409
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	400	373
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	5,293	4,040
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	6,791	4,012
	Amazon.com Inc.	3.875%	8/22/2037	14,937	12,968
	Amazon.com Inc.	2.875%	5/12/2041	12,922	9,214
	Amazon.com Inc.	4.950%	12/5/2044	5,865	5,217
	Amazon.com Inc.	5.650%	3/13/2046	13,890	13,025
	Amazon.com Inc.	6.000%	7/9/2046	3,295	3,202
	Amazon.com Inc.	4.050%	8/22/2047	19,636	14,660
	Amazon.com Inc.	2.500%	6/3/2050	16,979	9,203
	Amazon.com Inc.	3.100%	5/12/2051	10,176	6,171
	Amazon.com Inc.	3.950%	4/13/2052	8,175	5,789
	Amazon.com Inc.	5.450%	11/20/2055	16,185	14,295
	Amazon.com Inc.	5.800%	3/13/2056	25,048	23,106
	Amazon.com Inc.	6.100%	7/9/2056	4,120	3,973
	Amazon.com Inc.	4.250%	8/22/2057	10,075	7,263
	Amazon.com Inc.	2.700%	6/3/2060	15,500	7,850
	Amazon.com Inc.	3.250%	5/12/2061	13,604	7,766
	Amazon.com Inc.	4.100%	4/13/2062	9,492	6,514
	Amazon.com Inc.	5.550%	11/20/2065	11,111	9,632
	Amazon.com Inc.	5.950%	3/13/2066	2,515	2,314
	Amazon.com Inc.	6.250%	7/9/2066	1,950	1,878
	Amazon.com Inc.	6.050%	3/13/2076	16,500	15,218
[2]	American University	3.672%	4/1/2049	4,798	3,458
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	5,738	3,376
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	4,731	3,369
[2]	Brown University	2.924%	9/1/2050	1,919	1,217
	Brunswick Corp.	5.100%	4/1/2052	93	71
[2]	California Endowment	2.498%	4/1/2051	1,288	738
	California Institute of Technology	4.321%	8/1/2045	1,891	1,582
	California Institute of Technology	4.700%	11/1/2111	526	406
	California Institute of Technology	3.650%	9/1/2119	862	524
[2]	Case Western Reserve University	5.405%	6/1/2122	1,110	975
	Claremont Mckenna College	3.775%	1/1/2122	1,223	754
	Darden Restaurants Inc.	4.550%	2/15/2048	1,344	1,065
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	7,094	4,841
[2]	Duke University	2.682%	10/1/2044	4,123	2,972
[2]	Duke University	2.757%	10/1/2050	1,435	883
[2]	Duke University	2.832%	10/1/2055	2,030	1,210
	eBay Inc.	4.000%	7/15/2042	4,732	3,661
4

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	3.650%	5/10/2051	5,957	4,112
[2]	Emory University	2.969%	9/1/2050	1,853	1,160
[2]	Ford Foundation	2.415%	6/1/2050	837	480
[2]	Ford Foundation	2.815%	6/1/2070	5,229	2,796
	Ford Motor Co.	4.750%	1/15/2043	4,117	3,181
	Ford Motor Co.	7.400%	11/1/2046	1,169	1,195
	Ford Motor Co.	5.291%	12/8/2046	7,467	6,033
	General Motors Co.	6.600%	4/1/2036	1,456	1,531
	General Motors Co.	5.150%	4/1/2038	669	620
	General Motors Co.	6.250%	10/2/2043	2,784	2,717
	General Motors Co.	5.200%	4/1/2045	9,649	8,294
	General Motors Co.	6.750%	4/1/2046	775	794
	General Motors Co.	5.400%	4/1/2048	6,203	5,388
	General Motors Co.	5.950%	4/1/2049	5,609	5,221
[2]	George Washington University	4.300%	9/15/2044	1,347	1,101
	George Washington University	4.868%	9/15/2045	1,440	1,268
[2]	George Washington University	4.126%	9/15/2048	4,882	3,798
[2]	Georgetown University	4.315%	4/1/2049	4,340	3,448
[2]	Georgetown University	2.943%	4/1/2050	2,750	1,720
	Harley-Davidson Inc.	4.625%	7/28/2045	1,532	1,076
	Hasbro Inc.	6.350%	3/15/2040	2,870	2,934
	Home Depot Inc.	5.875%	12/16/2036	10,167	10,534
	Home Depot Inc.	3.300%	4/15/2040	9,690	7,546
	Home Depot Inc.	5.400%	9/15/2040	5,710	5,563
	Home Depot Inc.	5.950%	4/1/2041	4,226	4,320
	Home Depot Inc.	4.200%	4/1/2043	5,916	4,884
	Home Depot Inc.	4.875%	2/15/2044	1,161	1,032
	Home Depot Inc.	4.400%	3/15/2045	8,650	7,143
	Home Depot Inc.	4.250%	4/1/2046	9,179	7,371
	Home Depot Inc.	3.900%	6/15/2047	7,168	5,395
	Home Depot Inc.	4.500%	12/6/2048	110	90
	Home Depot Inc.	3.125%	12/15/2049	25	16
	Home Depot Inc.	3.350%	4/15/2050	11,622	7,747
	Home Depot Inc.	2.375%	3/15/2051	3,837	2,066
	Home Depot Inc.	2.750%	9/15/2051	3,750	2,178
	Home Depot Inc.	3.625%	4/15/2052	11,158	7,699
	Home Depot Inc.	4.950%	9/15/2052	2,749	2,367
	Home Depot Inc.	5.300%	6/25/2054	5,082	4,594
	Home Depot Inc.	3.500%	9/15/2056	369	242
	Home Depot Inc.	5.400%	6/25/2064	105	95
[2]	Howard University	5.209%	10/1/2052	1,806	1,468
	JD.com Inc.	4.125%	1/14/2050	1,382	1,077
[2]	Johns Hopkins University	4.083%	7/1/2053	70	54
[2]	Johns Hopkins University	2.813%	1/1/2060	175	96
	Lear Corp.	5.250%	5/15/2049	3,282	2,825
	Lear Corp.	3.550%	1/15/2052	1,705	1,094
	Leggett & Platt Inc.	3.500%	11/15/2051	7,689	4,501
	Leland Stanford Junior University	3.647%	5/1/2048	4,734	3,522
	Leland Stanford Junior University	2.413%	6/1/2050	861	487
	Lowe's Cos. Inc.	5.000%	4/15/2040	4,749	4,366
	Lowe's Cos. Inc.	2.800%	9/15/2041	428	295
	Lowe's Cos. Inc.	4.650%	4/15/2042	4,643	4,007
	Lowe's Cos. Inc.	4.250%	9/15/2044	272	213
	Lowe's Cos. Inc.	4.375%	9/15/2045	113	90
	Lowe's Cos. Inc.	3.700%	4/15/2046	9,489	6,820
	Lowe's Cos. Inc.	4.050%	5/3/2047	110	82
	Lowe's Cos. Inc.	4.550%	4/5/2049	5,242	4,173
	Lowe's Cos. Inc.	5.125%	4/15/2050	271	233
	Lowe's Cos. Inc.	3.000%	10/15/2050	12,343	7,418
	Lowe's Cos. Inc.	3.500%	4/1/2051	203	134
	Lowe's Cos. Inc.	4.250%	4/1/2052	7,730	5,768
	Lowe's Cos. Inc.	5.625%	4/15/2053	9,846	9,050
	Lowe's Cos. Inc.	5.750%	7/1/2053	105	98
	Lowe's Cos. Inc.	4.450%	4/1/2062	8,204	6,021
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,748	1,611
	Lowe's Cos. Inc.	5.850%	4/1/2063	554	515
	Marriott International Inc.	5.500%	4/15/2037	9,217	9,044
	Marriott International Inc.	5.100%	5/1/2038	950	890
	Masco Corp.	4.500%	5/15/2047	1,725	1,395
	Masco Corp.	3.125%	2/15/2051	2,226	1,381
5

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	1,909	1,708
[2]	Massachusetts Institute of Technology	2.989%	7/1/2050	4,434	2,852
[2]	Massachusetts Institute of Technology	2.294%	7/1/2051	1,374	747
	Massachusetts Institute of Technology	3.067%	4/1/2052	2,180	1,402
	Massachusetts Institute of Technology	5.618%	6/1/2055	5,713	5,616
	Massachusetts Institute of Technology	5.600%	7/1/2111	2,170	2,031
	Massachusetts Institute of Technology	4.678%	7/1/2114	1,477	1,156
	Massachusetts Institute of Technology	3.885%	7/1/2116	1,045	680
	Mattel Inc.	5.450%	11/1/2041	1,928	1,714
[2]	McDonald's Corp.	6.300%	10/15/2037	5,913	6,263
[2]	McDonald's Corp.	6.300%	3/1/2038	6,579	6,969
[2]	McDonald's Corp.	5.700%	2/1/2039	332	334
[2]	McDonald's Corp.	4.875%	7/15/2040	2,561	2,338
[2]	McDonald's Corp.	3.700%	2/15/2042	135	106
[2]	McDonald's Corp.	4.600%	5/26/2045	160	134
[2]	McDonald's Corp.	4.875%	12/9/2045	3,644	3,158
[2]	McDonald's Corp.	4.450%	3/1/2047	3,941	3,187
[2]	McDonald's Corp.	4.450%	9/1/2048	5,966	4,792
[2]	McDonald's Corp.	3.625%	9/1/2049	11,773	8,193
[2]	McDonald's Corp.	5.150%	9/9/2052	25	22
	McDonald's Corp.	5.450%	8/14/2053	4,920	4,518
[2]	Nature Conservancy	3.957%	3/1/2052	775	590
	NIKE Inc.	3.250%	3/27/2040	1,123	866
	NIKE Inc.	3.625%	5/1/2043	2,479	1,888
	NIKE Inc.	3.875%	11/1/2045	601	461
	NIKE Inc.	3.375%	11/1/2046	80	56
	NIKE Inc.	3.375%	3/27/2050	11,488	7,719
[2]	Northeastern University	2.894%	10/1/2050	1,651	1,053
[2]	Northwestern University	4.643%	12/1/2044	466	428
[2]	Northwestern University	2.640%	12/1/2050	3,000	1,796
[2]	Northwestern University	3.662%	12/1/2057	2,737	1,920
	Owens Corning	7.000%	12/1/2036	25	27
	Owens Corning	4.300%	7/15/2047	369	289
	Owens Corning	4.400%	1/30/2048	115	91
	Owens Corning	5.950%	6/15/2054	6,536	6,333
	President & Fellows of Harvard College	4.875%	10/15/2040	1,856	1,775
	President & Fellows of Harvard College	3.150%	7/15/2046	965	677
	President & Fellows of Harvard College	2.517%	10/15/2050	430	250
	President & Fellows of Harvard College	3.745%	11/15/2052	2,092	1,526
	President & Fellows of Harvard College	3.300%	7/15/2056	4,474	2,916
[2]	Rockefeller Foundation	2.492%	10/1/2050	2,105	1,221
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	8,063	7,583
	Sekisui House US Inc.	6.000%	1/15/2043	760	689
	Sekisui House US Inc.	3.966%	8/6/2061	3,292	2,071
	Snap-on Inc.	4.100%	3/1/2048	1,625	1,258
	Snap-on Inc.	3.100%	5/1/2050	3,181	2,044
	Stanley Black & Decker Inc.	5.200%	9/1/2040	83	76
	Stanley Black & Decker Inc.	2.750%	11/15/2050	7,103	4,054
	Starbucks Corp.	4.300%	6/15/2045	1,790	1,432
	Starbucks Corp.	4.500%	11/15/2048	1,099	880
	Starbucks Corp.	4.450%	8/15/2049	6,792	5,385
	Starbucks Corp.	3.350%	3/12/2050	912	595
	Starbucks Corp.	3.500%	11/15/2050	6,748	4,517
	Thomas Jefferson University	3.847%	11/1/2057	3,241	2,205
	TJX Cos. Inc.	4.500%	4/15/2050	5,871	4,837
[2]	Trustees of Boston College	3.129%	7/1/2052	3,102	2,023
	Trustees of Princeton University	5.700%	3/1/2039	4,180	4,288
[2]	Trustees of Princeton University	2.516%	7/1/2050	445	266
	Trustees of Princeton University	4.201%	3/1/2052	1,109	880
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	2,163	1,684
[2]	University of Chicago	2.761%	4/1/2045	950	739
[2]	University of Chicago	2.547%	4/1/2050	2,063	1,310
	University of Chicago	3.000%	10/1/2052	255	167
[2]	University of Chicago	4.003%	10/1/2053	493	376
[2]	University of Miami	4.063%	4/1/2052	4,192	3,141
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	259	195
[2]	University of Notre Dame du Lac	3.394%	2/15/2048	5,696	4,053
[2]	University of Southern California	3.028%	10/1/2039	2,539	2,036
[2]	University of Southern California	3.841%	10/1/2047	1,752	1,360
	University of Southern California	2.805%	10/1/2050	380	231
6

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of Southern California	2.945%	10/1/2051	885	551
	University of Southern California	4.976%	10/1/2053	4,291	3,781
	University of Southern California	5.250%	10/1/2111	1,264	1,099
[2]	University of Southern California	3.226%	10/1/2120	289	155
[2]	Washington University	3.524%	4/15/2054	5,312	3,682
	Washington University	4.349%	4/15/2122	537	388
[2]	William Marsh Rice University	3.574%	5/15/2045	870	669
[2]	William Marsh Rice University	3.774%	5/15/2055	185	134
[2]	Yale University	2.402%	4/15/2050	2,353	1,343
					614,104
Consumer Staples (6.4%)
	Altria Group Inc.	5.800%	2/14/2039	5,405	5,320
	Altria Group Inc.	3.400%	2/4/2041	5,400	3,985
	Altria Group Inc.	4.250%	8/9/2042	1,637	1,303
	Altria Group Inc.	4.500%	5/2/2043	1,517	1,233
	Altria Group Inc.	5.375%	1/31/2044	11,289	10,151
	Altria Group Inc.	3.875%	9/16/2046	9,571	6,838
	Altria Group Inc.	5.950%	2/14/2049	626	591
	Altria Group Inc.	4.450%	5/6/2050	247	187
	Altria Group Inc.	3.700%	2/4/2051	10,950	7,303
	Altria Group Inc.	6.200%	2/14/2059	35	33
	Altria Group Inc.	4.000%	2/4/2061	7,403	4,910
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	39,782	34,795
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/2044	50	43
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	9,638	8,415
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	1,164	1,055
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	5,536	6,766
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	10,902	10,750
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	746	902
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	9,002	8,226
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	11,564	9,363
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	12,942	12,210
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/2058	1,565	1,290
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	8,209	7,966
	Archer-Daniels-Midland Co.	4.535%	3/26/2042	36	31
	Archer-Daniels-Midland Co.	4.016%	4/16/2043	2,685	2,163
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	2,305	1,701
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	334	274
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	5,939	3,425
	BAT Capital Corp.	4.390%	8/15/2037	14,840	13,188
	BAT Capital Corp.	3.734%	9/25/2040	165	130
	BAT Capital Corp.	7.079%	8/2/2043	5,735	6,180
	BAT Capital Corp.	4.540%	8/15/2047	5,602	4,432
	BAT Capital Corp.	4.758%	9/6/2049	245	197
	BAT Capital Corp.	5.282%	4/2/2050	75	65
	BAT Capital Corp.	5.650%	3/16/2052	5,307	4,804
	BAT Capital Corp.	7.081%	8/2/2053	4,636	5,020
	BAT Capital Corp.	6.250%	8/15/2055	4,573	4,469
	Brown-Forman Corp.	4.000%	4/15/2038	2,194	1,926
	Brown-Forman Corp.	4.500%	7/15/2045	1,155	955
	Campbell's Co.	4.800%	3/15/2048	1,715	1,347
	Campbell's Co.	3.125%	4/24/2050	6,182	3,612
	Campbell's Co.	5.250%	10/13/2054	941	762
	Church & Dwight Co. Inc.	3.950%	8/1/2047	100	76
	Church & Dwight Co. Inc.	5.000%	6/15/2052	2,702	2,353
	Coca-Cola Co.	2.500%	6/1/2040	9,206	6,555
	Coca-Cola Co.	2.875%	5/5/2041	380	279
	Coca-Cola Co.	4.200%	3/25/2050	420	332
	Coca-Cola Co.	2.600%	6/1/2050	11,983	7,029
	Coca-Cola Co.	3.000%	3/5/2051	35	22
	Coca-Cola Co.	2.500%	3/15/2051	10,244	5,807
	Coca-Cola Co.	5.300%	5/13/2054	474	439
	Coca-Cola Co.	5.200%	1/14/2055	780	710
	Coca-Cola Co.	2.750%	6/1/2060	6,270	3,429
	Coca-Cola Co.	5.400%	5/13/2064	9,099	8,351
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	854	796
[2]	Colgate-Palmolive Co.	4.000%	8/15/2045	1,410	1,158
[2]	Colgate-Palmolive Co.	3.700%	8/1/2047	2,833	2,121
	Conagra Brands Inc.	5.300%	11/1/2038	8,282	7,629
7

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conagra Brands Inc.	5.400%	11/1/2048	1,550	1,318
	Constellation Brands Inc.	4.500%	5/9/2047	599	481
	Constellation Brands Inc.	4.100%	2/15/2048	5,230	3,947
	Constellation Brands Inc.	5.250%	11/15/2048	193	171
	Constellation Brands Inc.	3.750%	5/1/2050	519	366
	Diageo Capital plc	5.875%	9/30/2036	848	875
	Diageo Capital plc	3.875%	4/29/2043	5,245	4,078
	Dollar General Corp.	4.125%	4/3/2050	2,256	1,669
	Dollar General Corp.	5.500%	11/1/2052	2,500	2,257
	Dollar Tree Inc.	3.375%	12/1/2051	4,189	2,661
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	962	1,001
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	1,639	1,325
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	1,350	1,050
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	6,471	4,120
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	695	605
	Flowers Foods Inc.	6.200%	3/15/2055	1,125	900
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	2,780	2,360
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	5,737	4,018
	General Mills Inc.	5.400%	6/15/2040	2,393	2,280
	General Mills Inc.	4.150%	2/15/2043	130	103
	General Mills Inc.	4.700%	4/17/2048	330	272
	General Mills Inc.	3.000%	2/1/2051	3,925	2,415
	Haleon US Capital LLC	4.000%	3/24/2052	4,494	3,341
	Hershey Co.	3.375%	8/15/2046	877	617
	Hormel Foods Corp.	3.050%	6/3/2051	6,841	4,264
	Ingredion Inc.	3.900%	6/1/2050	50	36
	J M Smucker Co.	6.500%	11/15/2043	4,534	4,759
	J M Smucker Co.	4.375%	3/15/2045	484	392
	J M Smucker Co.	6.500%	11/15/2053	3,738	3,934
[1]	JBS NV	5.625%	3/10/2037	7,107	6,910
	JBS NV	4.375%	2/2/2052	8,671	6,284
	JBS NV	6.500%	12/1/2052	6,054	5,885
	JBS NV	7.250%	11/15/2053	185	196
	JBS NV	6.375%	2/25/2055	98	93
	JBS NV	6.250%	3/1/2056	6,325	5,957
[1]	JBS NV	6.400%	5/10/2057	6,365	6,107
	JBS NV	6.375%	4/15/2066	6,445	6,051
	Kellanova	4.500%	4/1/2046	3,281	2,720
	Kellanova	5.750%	5/16/2054	2,040	1,940
	Kenvue Inc.	5.100%	3/22/2043	4,501	4,129
	Kenvue Inc.	5.050%	3/22/2053	2,940	2,560
	Kenvue Inc.	5.200%	3/22/2063	6,432	5,561
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,122	897
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	120	95
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	8,128	5,600
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	5,493	3,464
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	1,040	804
	Kimberly-Clark Corp.	6.625%	8/1/2037	3,901	4,325
	Kimberly-Clark Corp.	5.300%	3/1/2041	2,205	2,158
	Kimberly-Clark Corp.	3.200%	7/30/2046	2,733	1,876
	Kimberly-Clark Corp.	3.900%	5/4/2047	728	554
	Kimberly-Clark Corp.	2.875%	2/7/2050	3,996	2,501
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	5,742	5,503
	Kraft Heinz Foods Co.	6.875%	1/26/2039	402	430
	Kraft Heinz Foods Co.	4.625%	10/1/2039	5,715	4,949
	Kraft Heinz Foods Co.	6.500%	2/9/2040	5,087	5,231
	Kraft Heinz Foods Co.	5.000%	6/4/2042	125	110
	Kraft Heinz Foods Co.	5.200%	7/15/2045	10,930	9,471
	Kraft Heinz Foods Co.	4.375%	6/1/2046	27	21
	Kraft Heinz Foods Co.	4.875%	10/1/2049	7,677	6,245
	Kraft Heinz Foods Co.	5.500%	6/1/2050	300	265
	Kroger Co.	6.900%	4/15/2038	584	641
	Kroger Co.	5.400%	7/15/2040	1,817	1,725
	Kroger Co.	5.000%	4/15/2042	135	122
	Kroger Co.	5.150%	8/1/2043	4,160	3,750
	Kroger Co.	3.875%	10/15/2046	253	186
	Kroger Co.	4.450%	2/1/2047	6,479	5,157
	Kroger Co.	5.400%	1/15/2049	90	81
	Kroger Co.	3.950%	1/15/2050	6,387	4,612
	Kroger Co.	5.500%	9/15/2054	3,859	3,463
8

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	5.650%	9/15/2064	8,608	7,704
[1]	Maple Parent Holdings Corp.	6.625%	3/26/2056	1,010	1,013
	McCormick & Co. Inc.	4.200%	8/15/2047	1,094	838
	Molson Coors Beverage Co.	5.000%	5/1/2042	6,120	5,393
	Molson Coors Beverage Co.	4.200%	7/15/2046	10,553	8,081
	Mondelez International Inc.	2.625%	9/4/2050	5,324	3,073
	PepsiCo Inc.	5.500%	1/15/2040	4,320	4,314
	PepsiCo Inc.	3.500%	3/19/2040	110	89
	PepsiCo Inc.	4.875%	11/1/2040	4,134	3,861
	PepsiCo Inc.	2.625%	10/21/2041	8,644	5,980
	PepsiCo Inc.	4.000%	3/5/2042	348	285
	PepsiCo Inc.	3.600%	8/13/2042	181	141
	PepsiCo Inc.	4.250%	10/22/2044	50	42
	PepsiCo Inc.	4.450%	4/14/2046	1,181	990
	PepsiCo Inc.	3.450%	10/6/2046	510	365
	PepsiCo Inc.	4.000%	5/2/2047	3,900	3,024
	PepsiCo Inc.	3.375%	7/29/2049	3,638	2,488
	PepsiCo Inc.	2.875%	10/15/2049	5,517	3,426
	PepsiCo Inc.	3.625%	3/19/2050	8,630	6,136
	PepsiCo Inc.	2.750%	10/21/2051	10,378	6,149
	PepsiCo Inc.	4.200%	7/18/2052	1,955	1,518
	PepsiCo Inc.	4.650%	2/15/2053	117	98
	PepsiCo Inc.	3.875%	3/19/2060	50	36
	Philip Morris International Inc.	6.375%	5/16/2038	9,520	10,106
	Philip Morris International Inc.	4.375%	11/15/2041	5,400	4,571
	Philip Morris International Inc.	4.500%	3/20/2042	5,928	5,066
	Philip Morris International Inc.	4.125%	3/4/2043	6,811	5,513
	Philip Morris International Inc.	4.875%	11/15/2043	221	194
	Philip Morris International Inc.	4.250%	11/10/2044	125	101
	Procter & Gamble Co.	5.550%	3/5/2037	939	973
	Procter & Gamble Co.	3.550%	3/25/2040	833	692
	Procter & Gamble Co.	3.600%	3/25/2050	5,348	3,974
	Reynolds American Inc.	7.250%	6/15/2037	217	241
	Reynolds American Inc.	6.150%	9/15/2043	4,711	4,651
	Reynolds American Inc.	5.850%	8/15/2045	10,340	9,804
	Sysco Corp.	6.600%	4/1/2040	1,391	1,452
	Sysco Corp.	4.850%	10/1/2045	120	101
	Sysco Corp.	4.500%	4/1/2046	6,655	5,314
	Sysco Corp.	4.450%	3/15/2048	5,798	4,524
	Sysco Corp.	3.300%	2/15/2050	950	606
	Sysco Corp.	6.600%	4/1/2050	983	1,001
	Sysco Corp.	3.150%	12/14/2051	9,345	5,691
	Target Corp.	6.500%	10/15/2037	25	27
	Target Corp.	7.000%	1/15/2038	150	169
	Target Corp.	4.000%	7/1/2042	8,917	7,245
	Target Corp.	3.625%	4/15/2046	85	62
	Target Corp.	3.900%	11/15/2047	6,747	5,050
	Target Corp.	2.950%	1/15/2052	9,615	5,880
	Tyson Foods Inc.	5.600%	1/24/2037	2,250	2,232
	Tyson Foods Inc.	5.150%	8/15/2044	240	215
	Tyson Foods Inc.	4.550%	6/2/2047	2,195	1,796
	Tyson Foods Inc.	5.100%	9/28/2048	6,709	5,831
[2]	Unilever Capital Corp.	2.625%	8/12/2051	2,561	1,507
	Walmart Inc.	6.500%	8/15/2037	5,400	5,977
	Walmart Inc.	6.200%	4/15/2038	161	174
	Walmart Inc.	3.950%	6/28/2038	5,193	4,636
	Walmart Inc.	5.625%	4/1/2040	4,673	4,749
	Walmart Inc.	5.000%	10/25/2040	285	277
	Walmart Inc.	5.625%	4/15/2041	150	153
	Walmart Inc.	2.500%	9/22/2041	25	17
	Walmart Inc.	4.000%	4/11/2043	4,305	3,534
	Walmart Inc.	4.050%	6/29/2048	7,875	6,225
	Walmart Inc.	2.950%	9/24/2049	390	249
	Walmart Inc.	2.650%	9/22/2051	112	66
	Walmart Inc.	4.500%	9/9/2052	6,207	5,127
	Walmart Inc.	4.500%	4/15/2053	1,249	1,033
					621,496
Energy (8.9%)
[2]	APA Corp.	6.000%	1/15/2037	1,380	1,387
9

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	APA Corp.	5.100%	9/1/2040	1,831	1,657
[2]	APA Corp.	5.350%	7/1/2049	1,014	871
	APA Corp.	6.750%	2/15/2055	2,174	2,230
	Baker Hughes Holdings LLC	5.125%	9/15/2040	5,571	5,196
	Baker Hughes Holdings LLC	4.080%	12/15/2047	260	199
	Baker Hughes Holdings LLC	5.850%	6/15/2056	11,978	11,445
	BP Capital Markets America Inc.	3.060%	6/17/2041	8,237	6,035
	BP Capital Markets America Inc.	3.000%	2/24/2050	2,036	1,274
	BP Capital Markets America Inc.	2.772%	11/10/2050	12,040	7,129
	BP Capital Markets America Inc.	2.939%	6/4/2051	13,448	8,190
	BP Capital Markets America Inc.	3.379%	2/8/2061	4,561	2,826
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	2,780	2,946
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	3,227	3,340
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	6,755	5,799
	Cenovus Energy Inc.	5.250%	6/15/2037	1,838	1,749
	Cenovus Energy Inc.	6.750%	11/15/2039	275	296
	Cenovus Energy Inc.	5.400%	6/15/2047	27	24
	Cenovus Energy Inc.	3.750%	2/15/2052	8,394	5,776
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	9,483	7,979
[1]	Cheniere Energy Inc.	6.000%	7/30/2056	4,190	4,028
[1]	Cheniere Energy Partners LP	5.350%	11/30/2036	1,960	1,904
[1]	Cheniere Energy Partners LP	6.050%	11/30/2056	2,825	2,727
	Chevron Corp.	3.078%	5/11/2050	9,901	6,371
	Chevron USA Inc.	6.000%	3/1/2041	60	64
	Chevron USA Inc.	5.250%	11/15/2043	2,362	2,287
	Chevron USA Inc.	2.343%	8/12/2050	3,323	1,820
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	5,397	5,158
	ConocoPhillips	5.900%	5/15/2038	134	139
	ConocoPhillips	6.500%	2/1/2039	8,632	9,340
	ConocoPhillips	4.875%	10/1/2047	29	25
	ConocoPhillips Co.	3.758%	3/15/2042	25	20
	ConocoPhillips Co.	4.300%	11/15/2044	7,669	6,276
	ConocoPhillips Co.	3.800%	3/15/2052	9,419	6,669
	ConocoPhillips Co.	5.300%	5/15/2053	1,707	1,526
	ConocoPhillips Co.	5.550%	3/15/2054	987	915
	ConocoPhillips Co.	5.500%	1/15/2055	97	89
	ConocoPhillips Co.	4.025%	3/15/2062	12,493	8,708
	ConocoPhillips Co.	5.700%	9/15/2063	955	888
	ConocoPhillips Co.	5.650%	1/15/2065	1,870	1,722
	Continental Resources Inc.	4.900%	6/1/2044	3,642	2,936
	DCP Midstream Operating LP	5.600%	4/1/2044	3,494	3,304
	Devon Energy Corp.	5.600%	7/15/2041	1,571	1,506
	Devon Energy Corp.	5.000%	6/15/2045	2,497	2,178
	Devon Energy Corp.	5.750%	9/15/2054	5,939	5,564
[1]	Devon Energy Corp.	5.900%	2/15/2055	6,824	6,510
	Diamondback Energy Inc.	6.250%	3/15/2053	75	76
	Diamondback Energy Inc.	5.750%	4/18/2054	3,780	3,570
	Diamondback Energy Inc.	5.900%	4/18/2064	8,172	7,727
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	7,559	6,899
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	1,635	1,611
[2]	Enbridge Energy Partners LP	7.500%	4/15/2038	646	731
	Enbridge Energy Partners LP	5.500%	9/15/2040	6,039	5,760
	Enbridge Energy Partners LP	7.375%	10/15/2045	1,731	1,933
	Enbridge Inc.	4.500%	6/10/2044	70	58
	Enbridge Inc.	5.500%	12/1/2046	4,046	3,762
	Enbridge Inc.	3.400%	8/1/2051	5,775	3,748
	Enbridge Inc.	6.700%	11/15/2053	931	981
	Enbridge Inc.	5.950%	4/5/2054	2,553	2,455
	Energy Transfer LP	6.625%	10/15/2036	4,515	4,785
[2]	Energy Transfer LP	5.800%	6/15/2038	4,257	4,232
	Energy Transfer LP	7.500%	7/1/2038	364	409
	Energy Transfer LP	6.050%	6/1/2041	804	794
	Energy Transfer LP	6.500%	2/1/2042	420	433
	Energy Transfer LP	6.100%	2/15/2042	1,106	1,091
	Energy Transfer LP	4.950%	1/15/2043	60	52
	Energy Transfer LP	5.950%	10/1/2043	1,960	1,879
	Energy Transfer LP	5.300%	4/1/2044	6,898	6,112
	Energy Transfer LP	5.150%	3/15/2045	7,403	6,412
	Energy Transfer LP	5.350%	5/15/2045	55	49
	Energy Transfer LP	6.125%	12/15/2045	7,943	7,655
10

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.300%	4/15/2047	7,690	6,706
	Energy Transfer LP	5.400%	10/1/2047	10,077	8,853
	Energy Transfer LP	6.000%	6/15/2048	7,508	7,069
	Energy Transfer LP	6.250%	4/15/2049	60	58
	Energy Transfer LP	5.000%	5/15/2050	12,947	10,616
	Energy Transfer LP	5.950%	5/15/2054	9,290	8,625
	Energy Transfer LP	6.050%	9/1/2054	7,800	7,334
	Energy Transfer LP	6.200%	4/1/2055	607	582
	Energy Transfer LP	6.300%	1/15/2056	300	292
	Enterprise Products Operating LLC	7.550%	4/15/2038	250	289
	Enterprise Products Operating LLC	6.125%	10/15/2039	6,035	6,248
	Enterprise Products Operating LLC	6.450%	9/1/2040	5,250	5,569
	Enterprise Products Operating LLC	5.700%	2/15/2042	478	470
	Enterprise Products Operating LLC	4.850%	8/15/2042	6,844	6,118
	Enterprise Products Operating LLC	4.450%	2/15/2043	8,265	7,001
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,299	1,144
	Enterprise Products Operating LLC	5.100%	2/15/2045	8,054	7,251
	Enterprise Products Operating LLC	4.250%	2/15/2048	9,515	7,478
	Enterprise Products Operating LLC	4.800%	2/1/2049	8,412	7,124
	Enterprise Products Operating LLC	4.200%	1/31/2050	4,375	3,375
	Enterprise Products Operating LLC	3.700%	1/31/2051	155	109
	Enterprise Products Operating LLC	3.200%	2/15/2052	9,833	6,231
	Enterprise Products Operating LLC	3.300%	2/15/2053	10,115	6,489
	Enterprise Products Operating LLC	5.550%	2/16/2055	6,567	6,128
	Enterprise Products Operating LLC	3.950%	1/31/2060	1,536	1,072
	EOG Resources Inc.	4.950%	4/15/2050	7,111	6,128
	EOG Resources Inc.	5.650%	12/1/2054	1,085	1,022
	EOG Resources Inc.	5.950%	7/15/2055	7,038	6,908
	Exxon Mobil Corp.	2.995%	8/16/2039	50	39
	Exxon Mobil Corp.	4.227%	3/19/2040	8,546	7,502
	Exxon Mobil Corp.	3.567%	3/6/2045	9,257	6,895
	Exxon Mobil Corp.	4.114%	3/1/2046	11,406	9,131
	Exxon Mobil Corp.	3.095%	8/16/2049	10,941	7,094
	Exxon Mobil Corp.	4.327%	3/19/2050	9,651	7,719
	Exxon Mobil Corp.	3.452%	4/15/2051	1,185	812
	Halliburton Co.	6.700%	9/15/2038	5,737	6,175
	Halliburton Co.	7.450%	9/15/2039	1,100	1,250
	Halliburton Co.	4.750%	8/1/2043	2,596	2,221
	Halliburton Co.	5.000%	11/15/2045	11,909	10,388
	Hess Corp.	5.600%	2/15/2041	8,854	8,732
	Hess Corp.	5.800%	4/1/2047	2,265	2,229
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	354	375
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	7,746	8,450
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	3,225	3,372
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	63	66
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	220	250
	Kinder Morgan Energy Partners LP	6.375%	3/1/2041	140	145
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	70	67
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	6,098	5,402
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	2,788	2,380
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	150	133
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	7,085	6,558
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	129	118
	Kinder Morgan Inc.	5.550%	6/1/2045	10,417	9,658
	Kinder Morgan Inc.	5.050%	2/15/2046	235	204
	Kinder Morgan Inc.	5.200%	3/1/2048	265	232
	Kinder Morgan Inc.	3.250%	8/1/2050	1,423	898
	Kinder Morgan Inc.	3.600%	2/15/2051	6,406	4,295
	Kinder Morgan Inc.	5.450%	8/1/2052	6,181	5,516
	Kinder Morgan Inc.	5.950%	8/1/2054	3,527	3,393
	Kinder Morgan Inc.	6.150%	8/1/2056	3,250	3,186
	Marathon Petroleum Corp.	6.500%	3/1/2041	8,801	9,214
	Marathon Petroleum Corp.	4.750%	9/15/2044	3,422	2,900
	MPLX LP	5.500%	11/1/2036	2,650	2,588
	MPLX LP	4.500%	4/15/2038	9,919	8,776
	MPLX LP	5.200%	3/1/2047	100	87
	MPLX LP	5.500%	2/15/2049	9,024	8,033
	MPLX LP	4.950%	3/14/2052	255	208
	MPLX LP	5.650%	3/1/2053	6,039	5,443
	MPLX LP	5.950%	4/1/2055	7,487	7,036
11

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	6.100%	4/1/2056	140	134
	MPLX LP	4.900%	4/15/2058	2,865	2,280
	NOV Inc.	3.950%	12/1/2042	6,582	5,022
	Occidental Petroleum Corp.	6.450%	9/15/2036	6,178	6,522
	Occidental Petroleum Corp.	7.950%	6/15/2039	2,220	2,581
	Occidental Petroleum Corp.	6.200%	3/15/2040	306	311
	Occidental Petroleum Corp.	6.600%	3/15/2046	7,765	8,064
	Occidental Petroleum Corp.	6.050%	10/1/2054	7,310	7,163
	ONEOK Inc.	5.150%	10/15/2043	3,298	2,918
	ONEOK Inc.	5.600%	4/1/2044	70	64
	ONEOK Inc.	5.050%	4/1/2045	591	508
	ONEOK Inc.	4.250%	9/15/2046	275	211
	ONEOK Inc.	5.450%	6/1/2047	410	368
	ONEOK Inc.	4.950%	7/13/2047	6,202	5,176
	ONEOK Inc.	4.200%	10/3/2047	1,464	1,097
	ONEOK Inc.	5.200%	7/15/2048	7,509	6,451
	ONEOK Inc.	4.850%	2/1/2049	340	279
	ONEOK Inc.	4.450%	9/1/2049	355	276
	ONEOK Inc.	3.950%	3/1/2050	1,052	742
	ONEOK Inc.	7.150%	1/15/2051	1,327	1,428
	ONEOK Inc.	6.625%	9/1/2053	5,085	5,209
	ONEOK Inc.	5.700%	11/1/2054	10,248	9,324
	ONEOK Inc.	6.250%	10/15/2055	2,293	2,251
	ONEOK Inc.	5.850%	11/1/2064	7,139	6,443
	ONEOK Partners LP	6.650%	10/1/2036	303	324
	ONEOK Partners LP	6.850%	10/15/2037	757	815
	ONEOK Partners LP	6.125%	2/1/2041	6,344	6,364
	ONEOK Partners LP	6.200%	9/15/2043	168	168
	Ovintiv Inc.	6.625%	8/15/2037	549	581
	Ovintiv Inc.	6.500%	2/1/2038	2,054	2,144
	Ovintiv Inc.	7.100%	7/15/2053	2,756	2,986
	Phillips 66	5.875%	5/1/2042	9,384	9,319
	Phillips 66	4.875%	11/15/2044	9,640	8,363
	Phillips 66	3.300%	3/15/2052	115	73
	Phillips 66 Co.	4.680%	2/15/2045	213	179
	Phillips 66 Co.	4.900%	10/1/2046	3,492	2,989
	Phillips 66 Co.	5.650%	6/15/2054	2,326	2,154
	Phillips 66 Co.	5.500%	3/15/2055	176	159
	Plains All American Pipeline LP	6.650%	1/15/2037	5,027	5,316
	Plains All American Pipeline LP	4.300%	1/31/2043	3,985	3,200
	Plains All American Pipeline LP	4.700%	6/15/2044	7,264	6,091
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	1,987	2,045
[2]	Shell Finance US Inc.	6.375%	12/15/2038	11,400	12,181
[2]	Shell Finance US Inc.	5.500%	3/25/2040	760	749
	Shell Finance US Inc.	5.125%	10/15/2041	2,613	2,437
[2]	Shell Finance US Inc.	4.550%	8/12/2043	4,087	3,494
[2]	Shell Finance US Inc.	4.375%	5/11/2045	8,554	7,029
[2]	Shell Finance US Inc.	4.000%	5/10/2046	7,152	5,535
[2]	Shell Finance US Inc.	3.750%	9/12/2046	7,829	5,833
[2]	Shell Finance US Inc.	3.125%	11/7/2049	8,387	5,424
[2]	Shell Finance US Inc.	3.250%	4/6/2050	10,162	6,733
[2]	Shell Finance US Inc.	3.000%	11/26/2051	3,080	1,906
	Shell International Finance BV	6.375%	12/15/2038	1,090	1,170
	Shell International Finance BV	2.875%	11/26/2041	7,099	5,026
	Shell International Finance BV	3.625%	8/21/2042	2,262	1,755
	Shell International Finance BV	4.375%	5/11/2045	200	164
	Shell International Finance BV	3.250%	4/6/2050	1,795	1,192
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	415	385
	Spectra Energy Partners LP	5.950%	9/25/2043	677	668
	Spectra Energy Partners LP	4.500%	3/15/2045	7,161	5,827
	Suncor Energy Inc.	6.800%	5/15/2038	1,545	1,663
	Suncor Energy Inc.	6.500%	6/15/2038	25	26
	Suncor Energy Inc.	6.850%	6/1/2039	3,491	3,775
	Suncor Energy Inc.	4.000%	11/15/2047	4,577	3,385
	Suncor Energy Inc.	3.750%	3/4/2051	185	129
	Targa Resources Corp.	4.950%	4/15/2052	7,331	6,037
	Targa Resources Corp.	6.250%	7/1/2052	2,403	2,359
	Targa Resources Corp.	6.500%	2/15/2053	7,164	7,256
	Targa Resources Corp.	6.125%	5/15/2055	1,080	1,042
	Targa Resources Corp.	6.050%	5/15/2056	585	557
12

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital International SA	2.986%	6/29/2041	130	95
	TotalEnergies Capital International SA	3.461%	7/12/2049	2,100	1,438
	TotalEnergies Capital International SA	3.127%	5/29/2050	15,881	10,189
	TotalEnergies Capital SA	5.488%	4/5/2054	547	509
	TotalEnergies Capital SA	5.275%	9/10/2054	125	113
	TotalEnergies Capital SA	5.638%	4/5/2064	8,799	8,171
	TotalEnergies Capital SA	5.425%	9/10/2064	9,462	8,482
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	1,627	1,678
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	28	31
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	8,518	9,705
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	5,747	5,799
	TransCanada PipeLines Ltd.	5.100%	3/15/2049	1,395	1,260
[2]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	962	960
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	755	716
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	4,225	3,552
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	4,450	3,635
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	1,405	1,027
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	6,740	6,331
	Valero Energy Corp.	6.625%	6/15/2037	3,315	3,574
	Valero Energy Corp.	3.650%	12/1/2051	4,263	2,887
	Valero Energy Corp.	4.000%	6/1/2052	30	22
	Western Midstream Operating LP	5.450%	4/1/2044	2,219	1,970
	Western Midstream Operating LP	5.300%	3/1/2048	6,397	5,444
	Western Midstream Operating LP	5.250%	2/1/2050	1,109	934
	Williams Cos. Inc.	6.300%	4/15/2040	7,486	7,690
	Williams Cos. Inc.	5.800%	11/15/2043	25	24
	Williams Cos. Inc.	5.400%	3/4/2044	664	608
	Williams Cos. Inc.	5.750%	6/24/2044	220	210
	Williams Cos. Inc.	4.900%	1/15/2045	5,580	4,773
	Williams Cos. Inc.	5.100%	9/15/2045	7,773	6,820
	Williams Cos. Inc.	4.850%	3/1/2048	627	524
	Williams Cos. Inc.	3.500%	10/15/2051	285	188
	Williams Cos. Inc.	5.300%	8/15/2052	1,311	1,141
	Williams Cos. Inc.	5.800%	11/15/2054	5,555	5,187
	Williams Cos. Inc.	6.000%	3/15/2055	3,097	2,970
	Williams Cos. Inc.	5.950%	3/15/2056	1,235	1,171
	Woodside Finance Ltd.	5.700%	9/12/2054	3,212	2,955
					872,307
Financials (13.3%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	7,584	5,914
	Aflac Inc.	4.000%	10/15/2046	1,370	1,054
	Aflac Inc.	4.750%	1/15/2049	1,090	923
	Alleghany Corp.	4.900%	9/15/2044	977	848
	Alleghany Corp.	3.250%	8/15/2051	7,361	4,644
	Allstate Corp.	4.500%	6/15/2043	82	69
	Allstate Corp.	4.200%	12/15/2046	2,123	1,654
	Allstate Corp.	3.850%	8/10/2049	4,685	3,381
[2]	Allstate Corp.	6.500%	5/15/2057	4,648	4,671
	American Express Co.	4.050%	12/3/2042	4,383	3,579
	American Financial Group Inc.	4.500%	6/15/2047	3,105	2,455
	American International Group Inc.	4.750%	4/1/2048	7,044	5,932
	American International Group Inc.	4.375%	6/30/2050	6,802	5,373
	Aon Corp.	6.250%	9/30/2040	1,807	1,892
	Aon Corp.	2.900%	8/23/2051	8,281	4,832
	Aon Corp.	3.900%	2/28/2052	3,824	2,671
	Aon Global Ltd.	4.600%	6/14/2044	460	383
	Aon Global Ltd.	4.750%	5/15/2045	2,885	2,423
	Aon North America Inc.	5.750%	3/1/2054	9,391	8,654
	Apollo Global Management Inc.	5.800%	5/21/2054	3,481	3,230
	Arch Capital Group Ltd.	3.635%	6/30/2050	3,751	2,600
	Arch Capital Group Ltd.	5.950%	6/15/2056	5,699	5,526
	Ares Management Corp.	5.600%	10/11/2054	3,308	2,903
	Arthur J Gallagher & Co.	3.500%	5/20/2051	3,588	2,360
	Arthur J Gallagher & Co.	3.050%	3/9/2052	400	238
	Arthur J Gallagher & Co.	5.750%	3/2/2053	930	862
	Arthur J Gallagher & Co.	6.750%	2/15/2054	1,234	1,299
	Arthur J Gallagher & Co.	5.750%	7/15/2054	110	102
	Arthur J Gallagher & Co.	5.550%	2/15/2055	7,754	7,014
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	3,765	2,518
13

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athene Holding Ltd.	3.950%	5/25/2051	2,790	1,834
	Athene Holding Ltd.	3.450%	5/15/2052	875	518
	Athene Holding Ltd.	6.250%	4/1/2054	4,756	4,266
	Athene Holding Ltd.	6.625%	5/19/2055	5,469	5,136
	Bank of America Corp.	6.110%	1/29/2037	11,141	11,427
[2]	Bank of America Corp.	4.244%	4/24/2038	2,071	1,842
	Bank of America Corp.	7.750%	5/14/2038	2,545	2,944
[2]	Bank of America Corp.	4.078%	4/23/2040	8,534	7,247
[2]	Bank of America Corp.	2.676%	6/19/2041	24,532	17,160
[2]	Bank of America Corp.	5.875%	2/7/2042	8,734	8,779
	Bank of America Corp.	3.311%	4/22/2042	1,651	1,233
[2]	Bank of America Corp.	5.000%	1/21/2044	12,524	11,282
[2]	Bank of America Corp.	4.875%	4/1/2044	4,899	4,372
[2]	Bank of America Corp.	4.443%	1/20/2048	345	281
[2]	Bank of America Corp.	3.946%	1/23/2049	3,877	2,903
[2]	Bank of America Corp.	4.330%	3/15/2050	14,375	11,323
[2]	Bank of America Corp.	4.083%	3/20/2051	26,711	20,192
[2]	Bank of America Corp.	2.831%	10/24/2051	9,969	5,939
[2]	Bank of America Corp.	3.483%	3/13/2052	405	274
	Bank of America Corp.	2.972%	7/21/2052	13,639	8,386
[2]	Bank of America NA	6.000%	10/15/2036	6,472	6,640
	Barclays plc	3.811%	3/10/2042	5,760	4,409
	Barclays plc	3.330%	11/24/2042	7,547	5,438
	Barclays plc	5.250%	8/17/2045	75	68
	Barclays plc	5.860%	8/11/2046	7,088	6,786
	Barclays plc	4.950%	1/10/2047	8,943	7,632
	Barclays plc	6.036%	3/12/2055	4,007	3,953
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	800	825
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	7,191	6,170
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	335	284
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	13,260	10,344
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	6,435	5,035
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	12,766	7,670
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	6,505	3,629
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	810	582
	Berkshire Hathaway Inc.	4.500%	2/11/2043	1,052	912
	Blackrock Inc.	5.250%	3/14/2054	6,522	5,862
	Blackrock Inc.	5.350%	1/8/2055	7,603	6,906
	Blue Owl Finance LLC	4.125%	10/7/2051	50	33
	Brighthouse Financial Inc.	4.700%	6/22/2047	3,580	2,332
	Brighthouse Financial Inc.	3.850%	12/22/2051	2,580	1,404
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	3,102	3,014
	Brookfield Finance Inc.	4.700%	9/20/2047	7,737	6,335
	Brookfield Finance Inc.	3.625%	2/15/2052	135	90
	Brookfield Finance Inc.	5.968%	3/4/2054	6,009	5,696
	Brookfield Finance Inc.	5.813%	3/3/2055	959	891
	Brookfield Finance LLC	3.450%	4/15/2050	265	173
	Brown & Brown Inc.	4.950%	3/17/2052	5,115	4,114
	Brown & Brown Inc.	6.250%	6/23/2055	4,595	4,418
	Chubb INA Holdings LLC	6.000%	5/11/2037	6,636	6,877
	Chubb INA Holdings LLC	3.050%	12/15/2061	10,854	6,212
	Citigroup Inc.	6.125%	8/25/2036	821	833
[2]	Citigroup Inc.	3.878%	1/24/2039	1,913	1,614
	Citigroup Inc.	8.125%	7/15/2039	10,851	13,166
[2]	Citigroup Inc.	5.316%	3/26/2041	311	297
	Citigroup Inc.	5.875%	1/30/2042	2,734	2,729
	Citigroup Inc.	2.904%	11/3/2042	1,100	769
	Citigroup Inc.	6.675%	9/13/2043	1,160	1,231
	Citigroup Inc.	5.300%	5/6/2044	6,923	6,262
	Citigroup Inc.	4.650%	7/30/2045	5,243	4,434
	Citigroup Inc.	4.750%	5/18/2046	9,864	8,117
[2]	Citigroup Inc.	4.281%	4/24/2048	7,242	5,764
	Citigroup Inc.	4.650%	7/23/2048	2,351	1,958
	Citigroup Inc.	5.612%	3/4/2056	11,875	11,108
	CME Group Inc.	5.300%	9/15/2043	1,369	1,308
	CME Group Inc.	4.150%	6/15/2048	6,468	5,131
[2]	Cooperatieve Rabobank UA	5.250%	5/24/2041	9,954	9,534
	Cooperatieve Rabobank UA	5.750%	12/1/2043	1,957	1,883
	Cooperatieve Rabobank UA	5.250%	8/4/2045	5,981	5,333
	Corebridge Financial Inc.	4.400%	4/5/2052	7,204	5,488
14

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	5.000%	4/20/2048	6,696	5,598
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	2,899	1,892
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	2,232	1,324
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	4,743	4,617
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	1,379	1,374
[1]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	5,595	5,316
	Fidelity National Financial Inc.	3.200%	9/17/2051	2,800	1,660
	Fifth Third Bancorp	8.250%	3/1/2038	4,798	5,691
	Franklin Templeton Inc.	2.950%	8/12/2051	410	245
	GATX Corp.	5.200%	3/15/2044	998	904
	GATX Corp.	3.100%	6/1/2051	1,380	840
	GATX Corp.	6.050%	6/5/2054	3,082	2,994
	Global Payments Inc.	4.150%	8/15/2049	1,196	845
	Global Payments Inc.	5.950%	8/15/2052	4,914	4,487
	Goldman Sachs Group Inc.	5.425%	6/3/2037	472	460
	Goldman Sachs Group Inc.	6.750%	10/1/2037	19,739	20,837
[2]	Goldman Sachs Group Inc.	4.017%	10/31/2038	9,472	8,042
[2]	Goldman Sachs Group Inc.	4.411%	4/23/2039	2,122	1,853
	Goldman Sachs Group Inc.	6.250%	2/1/2041	12,457	12,806
	Goldman Sachs Group Inc.	3.210%	4/22/2042	8,773	6,339
	Goldman Sachs Group Inc.	2.908%	7/21/2042	6,682	4,614
	Goldman Sachs Group Inc.	3.436%	2/24/2043	13,040	9,562
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	5,494	4,697
	Goldman Sachs Group Inc.	4.750%	10/21/2045	11,486	9,660
	Goldman Sachs Group Inc.	5.561%	11/19/2045	15,926	14,807
	Goldman Sachs Group Inc.	5.541%	1/21/2047	15,418	14,205
	Goldman Sachs Group Inc.	5.734%	1/28/2056	16,643	15,419
	Goldman Sachs Group Inc.	6.215%	7/21/2057	7,810	7,725
	Hartford Insurance Group Inc.	5.950%	10/15/2036	1,695	1,741
	Hartford Insurance Group Inc.	6.100%	10/1/2041	280	284
	Hartford Insurance Group Inc.	4.300%	4/15/2043	1,532	1,258
	Hartford Insurance Group Inc.	4.400%	3/15/2048	1,606	1,289
	Hartford Insurance Group Inc.	3.600%	8/19/2049	3,929	2,729
	Hartford Insurance Group Inc.	2.900%	9/15/2051	1,040	621
[2]	HSBC Bank USA NA	7.000%	1/15/2039	50	55
	HSBC Holdings plc	6.500%	9/15/2037	59	62
[2]	HSBC Holdings plc	6.500%	9/15/2037	1,805	1,866
	HSBC Holdings plc	6.800%	6/1/2038	5,230	5,623
[2]	HSBC Holdings plc	6.800%	6/1/2038	5,859	6,182
	HSBC Holdings plc	6.100%	1/14/2042	6,155	6,301
	HSBC Holdings plc	6.332%	3/9/2044	10,251	10,509
	HSBC Holdings plc	5.250%	3/14/2044	8,956	8,160
	Intercontinental Exchange Inc.	2.650%	9/15/2040	9,550	6,721
	Intercontinental Exchange Inc.	4.250%	9/21/2048	615	482
	Intercontinental Exchange Inc.	3.000%	6/15/2050	8,573	5,339
	Intercontinental Exchange Inc.	4.950%	6/15/2052	100	86
	Intercontinental Exchange Inc.	3.000%	9/15/2060	12,815	7,175
	Intercontinental Exchange Inc.	5.200%	6/15/2062	628	542
	Invesco Finance plc	5.375%	11/30/2043	2,345	2,190
	Jackson Financial Inc.	6.150%	1/15/2037	1,030	1,008
	Jackson Financial Inc.	4.000%	11/23/2051	1,912	1,247
	JPMorgan Chase & Co.	6.400%	5/15/2038	12,628	13,490
[2]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,081	929
	JPMorgan Chase & Co.	5.500%	10/15/2040	9,388	9,226
[2]	JPMorgan Chase & Co.	3.109%	4/22/2041	8,113	6,077
	JPMorgan Chase & Co.	5.600%	7/15/2041	9,912	9,745
	JPMorgan Chase & Co.	2.525%	11/19/2041	11,510	7,825
	JPMorgan Chase & Co.	5.400%	1/6/2042	1,245	1,199
	JPMorgan Chase & Co.	3.157%	4/22/2042	12,537	9,215
	JPMorgan Chase & Co.	5.625%	8/16/2043	25	24
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,478	2,199
	JPMorgan Chase & Co.	4.950%	6/1/2045	5,510	4,852
	JPMorgan Chase & Co.	5.534%	11/29/2045	2,539	2,420
[2]	JPMorgan Chase & Co.	4.260%	2/22/2048	12,943	10,272
[2]	JPMorgan Chase & Co.	4.032%	7/24/2048	11,120	8,510
[2]	JPMorgan Chase & Co.	3.964%	11/15/2048	17,895	13,499
[2]	JPMorgan Chase & Co.	3.897%	1/23/2049	11,594	8,649
[2]	JPMorgan Chase & Co.	3.109%	4/22/2051	4,081	2,595
	JPMorgan Chase & Co.	3.328%	4/22/2052	19,905	13,122
	Legg Mason Inc.	5.625%	1/15/2044	3,367	3,233
15

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	6.300%	10/9/2037	454	465
	Lincoln National Corp.	7.000%	6/15/2040	4,490	4,749
	Lloyds Banking Group plc	5.300%	12/1/2045	68	61
	Lloyds Banking Group plc	3.369%	12/14/2046	11,329	8,022
	Lloyds Banking Group plc	5.668%	2/10/2047	6,800	6,432
	Lloyds Banking Group plc	4.344%	1/9/2048	60	47
	Loews Corp.	4.125%	5/15/2043	880	708
	Manulife Financial Corp.	5.375%	3/4/2046	6,601	6,100
	Markel Group Inc.	4.300%	11/1/2047	2,194	1,693
	Markel Group Inc.	5.000%	5/20/2049	25	21
	Markel Group Inc.	4.150%	9/17/2050	540	396
	Markel Group Inc.	3.450%	5/7/2052	965	620
	Markel Group Inc.	6.000%	5/16/2054	1,464	1,392
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	125	114
	Marsh & McLennan Cos. Inc.	5.350%	11/15/2044	200	185
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	255	203
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	4,729	3,666
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	6,829	5,795
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	349	208
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	227	230
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	414	376
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	2,254	2,120
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	10,426	9,377
	Mastercard Inc.	3.800%	11/21/2046	95	72
	Mastercard Inc.	3.950%	2/26/2048	996	757
	Mastercard Inc.	3.650%	6/1/2049	6,161	4,422
	Mastercard Inc.	3.850%	3/26/2050	6,461	4,799
	Mastercard Inc.	2.950%	3/15/2051	672	416
[2]	MetLife Inc.	6.400%	12/15/2036	4,138	4,164
[2]	MetLife Inc.	10.750%	8/1/2039	1,671	2,135
	MetLife Inc.	5.875%	2/6/2041	3,687	3,690
	MetLife Inc.	4.125%	8/13/2042	175	142
	MetLife Inc.	4.875%	11/13/2043	80	71
	MetLife Inc.	4.721%	12/15/2044	2,916	2,510
	MetLife Inc.	4.050%	3/1/2045	8,194	6,426
	MetLife Inc.	4.600%	5/13/2046	7,615	6,364
	MetLife Inc.	5.000%	7/15/2052	2,198	1,890
	MetLife Inc.	5.250%	1/15/2054	2,069	1,844
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	3,602	3,158
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	6,500	5,363
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	8,058	7,848
	Mitsubishi UFJ Financial Group Inc.	6.049%	7/24/2047	140	139
	Mizuho Financial Group Inc.	5.824%	7/13/2047	4,450	4,266
[2]	Morgan Stanley	3.971%	7/22/2038	12,662	10,751
[2]	Morgan Stanley	4.457%	4/22/2039	8,024	7,147
	Morgan Stanley	3.217%	4/22/2042	2,383	1,753
	Morgan Stanley	6.375%	7/24/2042	6,651	6,974
	Morgan Stanley	4.300%	1/27/2045	2,810	2,278
[2]	Morgan Stanley	4.375%	1/22/2047	12,780	10,269
	Morgan Stanley	5.900%	3/13/2047	7,952	7,748
[2]	Morgan Stanley	5.597%	3/24/2051	9,030	8,451
[2]	Morgan Stanley	2.802%	1/25/2052	8,821	5,185
	Morgan Stanley	5.516%	11/19/2055	15,877	14,544
	Nasdaq Inc.	2.500%	12/21/2040	3,445	2,335
	Nasdaq Inc.	3.250%	4/28/2050	4,878	3,143
	Nasdaq Inc.	5.950%	8/15/2053	1,298	1,263
	Nasdaq Inc.	6.100%	6/28/2063	6,100	5,940
[2]	Nationwide Financial Services Inc.	6.750%	5/15/2037	594	578
	NatWest Group plc	5.908%	3/3/2047	3,126	2,955
	Old Republic International Corp.	3.850%	6/11/2051	322	221
	PayPal Holdings Inc.	3.250%	6/1/2050	60	39
	PayPal Holdings Inc.	5.050%	6/1/2052	8,103	6,798
	PayPal Holdings Inc.	5.500%	6/1/2054	2,230	1,993
	PayPal Holdings Inc.	5.250%	6/1/2062	1,506	1,286
	Principal Financial Group Inc.	6.050%	10/15/2036	27	28
	Principal Financial Group Inc.	5.300%	1/15/2037	1,708	1,652
	Principal Financial Group Inc.	4.625%	9/15/2042	982	847
	Principal Financial Group Inc.	4.350%	5/15/2043	3,261	2,682
	Principal Financial Group Inc.	4.300%	11/15/2046	100	80
	Principal Financial Group Inc.	5.500%	3/15/2053	2,915	2,664
16

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	6.625%	3/1/2029	1	1
	Progressive Corp.	4.350%	4/25/2044	285	235
	Progressive Corp.	3.700%	1/26/2045	28	21
	Progressive Corp.	4.200%	3/15/2048	5,381	4,226
	Progressive Corp.	3.700%	3/15/2052	7,132	5,009
[2]	Prudential Financial Inc.	5.700%	12/14/2036	5,007	5,069
[2]	Prudential Financial Inc.	6.625%	12/1/2037	25	27
[2]	Prudential Financial Inc.	6.625%	6/21/2040	3,735	4,046
[2]	Prudential Financial Inc.	4.600%	5/15/2044	25	21
	Prudential Financial Inc.	3.905%	12/7/2047	7,634	5,631
[2]	Prudential Financial Inc.	4.418%	3/27/2048	195	155
	Prudential Financial Inc.	3.935%	12/7/2049	47	34
[2]	Prudential Financial Inc.	4.350%	2/25/2050	150	117
[2]	Prudential Financial Inc.	3.700%	3/13/2051	10,736	7,467
	Raymond James Financial Inc.	4.950%	7/15/2046	4,584	3,975
	Raymond James Financial Inc.	3.750%	4/1/2051	1,299	903
	Raymond James Financial Inc.	5.650%	9/11/2055	3,413	3,160
[2]	Regions Bank	6.450%	6/26/2037	1,258	1,304
	Regions Financial Corp.	7.375%	12/10/2037	2,251	2,503
	Reinsurance Group of America Inc.	6.375%	9/15/2056	1,500	1,461
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,123	1,886
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	610	623
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	2,377	2,301
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	11,703	11,162
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	5,281	4,971
	Sumitomo Mitsui Financial Group Inc.	5.754%	7/7/2047	1,110	1,062
	Transatlantic Holdings Inc.	8.000%	11/30/2039	150	178
[2]	Travelers Cos. Inc.	6.250%	6/15/2037	5,039	5,348
	Travelers Cos. Inc.	5.350%	11/1/2040	6,689	6,440
	Travelers Cos. Inc.	4.600%	8/1/2043	82	71
	Travelers Cos. Inc.	4.300%	8/25/2045	145	117
	Travelers Cos. Inc.	4.000%	5/30/2047	127	97
	Travelers Cos. Inc.	4.050%	3/7/2048	5,179	3,972
	Travelers Cos. Inc.	2.550%	4/27/2050	1,116	636
	Travelers Cos. Inc.	3.050%	6/8/2051	1,056	657
	Travelers Cos. Inc.	5.450%	5/25/2053	6,805	6,275
	Travelers Cos. Inc.	5.700%	7/24/2055	7,140	6,836
	UBS AG	4.500%	6/26/2048	132	110
	UBS Group AG	4.875%	5/15/2045	8,898	7,714
	Unum Group	5.750%	8/15/2042	385	368
	Unum Group	4.500%	12/15/2049	2,322	1,785
	Unum Group	4.125%	6/15/2051	477	342
	Unum Group	6.000%	6/15/2054	2,235	2,097
	Visa Inc.	2.700%	4/15/2040	245	180
	Visa Inc.	4.300%	12/14/2045	19,090	15,769
	Visa Inc.	3.650%	9/15/2047	402	297
	Visa Inc.	2.000%	8/15/2050	145	74
	Voya Financial Inc.	5.700%	7/15/2043	778	742
	Voya Financial Inc.	4.800%	6/15/2046	2,420	2,048
	W R Berkley Corp.	4.750%	8/1/2044	3,846	3,311
	W R Berkley Corp.	4.000%	5/12/2050	7,492	5,472
	W R Berkley Corp.	3.550%	3/30/2052	1,247	838
	W R Berkley Corp.	3.150%	9/30/2061	2,867	1,657
	Wells Fargo & Co.	5.375%	2/7/2035	2,755	2,770
[2]	Wells Fargo & Co.	5.950%	12/15/2036	612	601
[2]	Wells Fargo & Co.	3.068%	4/30/2041	19,642	14,462
	Wells Fargo & Co.	5.375%	11/2/2043	11,750	10,691
	Wells Fargo & Co.	5.606%	1/15/2044	12,685	11,796
[2]	Wells Fargo & Co.	4.650%	11/4/2044	12,564	10,283
	Wells Fargo & Co.	3.900%	5/1/2045	11,301	8,612
[2]	Wells Fargo & Co.	4.900%	11/17/2045	4,593	3,862
[2]	Wells Fargo & Co.	4.400%	6/14/2046	9,734	7,629
[2]	Wells Fargo & Co.	4.750%	12/7/2046	371	304
	Wells Fargo & Co.	5.433%	1/23/2047	12,467	11,488
[2]	Wells Fargo & Co.	5.013%	4/4/2051	2,601	2,233
[2]	Wells Fargo & Co.	4.611%	4/25/2053	18,238	14,626
[2]	Wells Fargo Bank NA	5.850%	2/1/2037	7,834	7,896
[2]	Wells Fargo Bank NA	6.600%	1/15/2038	8,231	8,780
	Western Union Co.	6.200%	11/17/2036	2,585	2,608
	Westpac Banking Corp.	4.421%	7/24/2039	120	105
17

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	2.963%	11/16/2040	8,918	6,389
	Westpac Banking Corp.	3.133%	11/18/2041	8,037	5,735
	Willis North America Inc.	5.050%	9/15/2048	1,355	1,157
	Willis North America Inc.	3.875%	9/15/2049	6,064	4,304
	Willis North America Inc.	5.900%	3/5/2054	1,279	1,210
	XL Group Ltd.	5.250%	12/15/2043	2,060	1,885
					1,299,686
Health Care (15.9%)
	Abbott Laboratories	4.750%	11/30/2036	937	894
	Abbott Laboratories	6.150%	11/30/2037	159	169
	Abbott Laboratories	4.750%	3/15/2038	12,276	11,520
	Abbott Laboratories	6.000%	4/1/2039	964	1,008
	Abbott Laboratories	5.300%	5/27/2040	6,399	6,248
	Abbott Laboratories	4.750%	4/15/2043	3,234	2,875
	Abbott Laboratories	4.900%	11/30/2046	7,294	6,476
	Abbott Laboratories	5.500%	3/15/2056	19,393	18,161
	Abbott Laboratories	5.600%	3/15/2066	10,427	9,728
	AbbVie Inc.	5.450%	9/15/2038	3,750	3,702
	AbbVie Inc.	4.050%	11/21/2039	20,430	17,419
	AbbVie Inc.	4.625%	10/1/2042	1,085	949
	AbbVie Inc.	4.400%	11/6/2042	15,299	13,004
	AbbVie Inc.	5.350%	3/15/2044	2,797	2,639
	AbbVie Inc.	4.700%	5/14/2045	15,611	13,428
	AbbVie Inc.	4.450%	5/14/2046	12,587	10,381
	AbbVie Inc.	4.875%	11/14/2048	11,430	9,851
	AbbVie Inc.	4.250%	11/21/2049	3,523	2,743
	AbbVie Inc.	5.400%	3/15/2054	16,331	14,955
	AbbVie Inc.	5.600%	3/15/2055	169	159
	AbbVie Inc.	5.550%	3/15/2056	9,101	8,507
	AbbVie Inc.	6.000%	9/15/2056	6,311	6,276
	AbbVie Inc.	5.500%	3/15/2064	10,307	9,374
	AbbVie Inc.	5.650%	3/15/2066	4,885	4,552
	AbbVie Inc.	6.100%	9/15/2066	2,083	2,069
[2]	AdventHealth Obligated Group	2.795%	11/15/2051	50	30
	Adventist Health System	3.630%	3/1/2049	2,053	1,392
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	352	281
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	302	206
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	1,486	938
	Aetna Inc.	6.750%	12/15/2037	2,188	2,333
	Aetna Inc.	4.500%	5/15/2042	2,090	1,753
	Aetna Inc.	4.750%	3/15/2044	3,273	2,730
	AHS Hospital Corp.	5.024%	7/1/2045	705	635
[2]	AHS Hospital Corp.	2.780%	7/1/2051	4,096	2,429
[2]	Allina Health System	3.887%	4/15/2049	2,098	1,559
[2]	Allina Health System	2.902%	11/15/2051	1,920	1,191
	Amgen Inc.	6.375%	6/1/2037	205	218
	Amgen Inc.	6.400%	2/1/2039	4,500	4,735
	Amgen Inc.	3.150%	2/21/2040	11,211	8,468
	Amgen Inc.	5.750%	3/15/2040	4,325	4,295
	Amgen Inc.	2.800%	8/15/2041	6,156	4,309
	Amgen Inc.	4.950%	10/1/2041	320	290
	Amgen Inc.	5.150%	11/15/2041	4,675	4,303
	Amgen Inc.	5.600%	3/2/2043	12,856	12,368
	Amgen Inc.	4.400%	5/1/2045	14,016	11,445
	Amgen Inc.	5.500%	2/19/2046	5,470	5,130
	Amgen Inc.	4.563%	6/15/2048	7,695	6,262
	Amgen Inc.	3.375%	2/21/2050	333	225
	Amgen Inc.	4.663%	6/15/2051	4,622	3,745
	Amgen Inc.	3.000%	1/15/2052	2,385	1,467
	Amgen Inc.	4.200%	2/22/2052	4,852	3,636
	Amgen Inc.	4.875%	3/1/2053	250	208
	Amgen Inc.	5.650%	3/2/2053	21,657	20,181
	Amgen Inc.	2.770%	9/1/2053	2,345	1,318
	Amgen Inc.	5.650%	2/19/2056	5,728	5,338
	Amgen Inc.	4.400%	2/22/2062	2,768	2,054
	Amgen Inc.	5.750%	3/2/2063	7,736	7,160
[2]	Ascension Health	3.106%	11/15/2039	55	42
	Ascension Health	3.945%	11/15/2046	8,450	6,535
[2]	Ascension Health	4.847%	11/15/2053	190	163
18

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	6.450%	9/15/2037	14,327	15,460
	AstraZeneca plc	4.000%	9/18/2042	895	730
	AstraZeneca plc	4.375%	11/16/2045	710	591
	AstraZeneca plc	4.375%	8/17/2048	4,313	3,527
	AstraZeneca plc	2.125%	8/6/2050	5,560	2,922
	AstraZeneca plc	3.000%	5/28/2051	585	368
	Banner Health	2.907%	1/1/2042	410	292
	Banner Health	2.913%	1/1/2051	1,965	1,190
[2]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	1,665	885
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	2,190	1,498
	Baxalta Inc.	5.250%	6/23/2045	29	26
[2]	BayCare Health System Inc.	3.831%	11/15/2050	5,143	3,774
	Baylor Scott & White Holdings	4.185%	11/15/2045	1,980	1,613
	Baylor Scott & White Holdings	3.967%	11/15/2046	720	566
[2]	Baylor Scott & White Holdings	2.839%	11/15/2050	4,519	2,748
	Becton Dickinson & Co.	3.794%	5/20/2050	1,285	885
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	4,228	2,635
	Biogen Inc.	5.200%	9/15/2045	26	23
	Biogen Inc.	3.150%	5/1/2050	12,182	7,591
	Biogen Inc.	6.450%	5/15/2055	4,116	4,228
	Boston Scientific Corp.	4.550%	3/1/2039	980	885
	Boston Scientific Corp.	7.375%	1/15/2040	1,563	1,801
	Boston Scientific Corp.	4.700%	3/1/2049	3,771	3,205
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	12,368	10,695
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	8,425	5,699
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	9,891	7,593
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	145	106
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	100	96
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	1,065	897
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	7,429	6,354
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	695	616
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	342	273
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	393	322
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	4,340	3,372
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	12,596	7,030
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	13,411	9,343
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	15,497	14,410
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	9,371	6,393
	Cardinal Health Inc.	4.600%	3/15/2043	617	520
	Cardinal Health Inc.	4.500%	11/15/2044	3,068	2,506
	Cardinal Health Inc.	4.368%	6/15/2047	180	142
	Cardinal Health Inc.	5.750%	11/15/2054	4,937	4,691
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	1,096	719
	Cencora Inc.	4.250%	3/1/2045	872	700
	Cencora Inc.	4.300%	12/15/2047	1,288	1,019
	Cencora Inc.	5.650%	2/13/2056	4,140	3,907
	Children's Health System of Texas	2.511%	8/15/2050	1,298	733
[2]	Children's Hospital	2.928%	7/15/2050	1,547	969
[2]	Children's Hospital Corp.	4.115%	1/1/2047	3,003	2,434
[2]	Children's Hospital Corp.	2.585%	2/1/2050	1,977	1,157
	Children's Hospital Medical Center	4.268%	5/15/2044	2,431	2,019
[2]	Children's Hospital of Philadelphia	2.704%	7/1/2050	2,127	1,263
	Cigna Group	4.800%	8/15/2038	11,476	10,549
	Cigna Group	3.200%	3/15/2040	8,160	6,155
[2]	Cigna Group	6.125%	11/15/2041	542	548
[2]	Cigna Group	3.875%	10/15/2047	1,205	881
	Cigna Group	4.900%	12/15/2048	3,867	3,260
	Cigna Group	3.400%	3/15/2050	10,423	6,875
	Cigna Group	3.400%	3/15/2051	11,711	7,665
	Cigna Group	5.600%	2/15/2054	1,801	1,656
	Cigna Group	6.000%	1/15/2056	7,030	6,840
[2]	City of Hope	5.623%	11/15/2043	285	270
[2]	City of Hope	4.378%	8/15/2048	1,706	1,341
[2]	CommonSpirit Health	4.350%	11/1/2042	5,665	4,778
	CommonSpirit Health	5.580%	9/1/2045	315	296
	CommonSpirit Health	3.817%	10/1/2049	200	144
	CommonSpirit Health	4.187%	10/1/2049	2,250	1,694
	CommonSpirit Health	3.910%	10/1/2050	875	626
	CommonSpirit Health	6.461%	11/1/2052	2,000	2,073
	CommonSpirit Health	5.548%	12/1/2054	1,482	1,350
19

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	5.662%	9/1/2055	50	46
[2]	Community Health Network Inc.	3.099%	5/1/2050	2,925	1,792
[2]	Corewell Health Obligated Group	3.487%	7/15/2049	2,202	1,509
[2]	Cottage Health Obligated Group	3.304%	11/1/2049	2,656	1,772
	CVS Health Corp.	4.780%	3/25/2038	24,016	21,820
	CVS Health Corp.	6.125%	9/15/2039	350	352
	CVS Health Corp.	4.125%	4/1/2040	99	82
	CVS Health Corp.	2.700%	8/21/2040	25	17
	CVS Health Corp.	5.300%	12/5/2043	125	113
	CVS Health Corp.	6.000%	6/1/2044	825	799
	CVS Health Corp.	5.125%	7/20/2045	18,797	16,322
	CVS Health Corp.	5.050%	3/25/2048	36,752	31,118
	CVS Health Corp.	5.625%	2/21/2053	196	176
	CVS Health Corp.	5.875%	6/1/2053	9,292	8,651
	CVS Health Corp.	6.050%	6/1/2054	269	257
	CVS Health Corp.	6.200%	9/15/2055	3,205	3,120
	CVS Health Corp.	6.000%	6/1/2063	7,095	6,590
	CVS Health Corp.	6.250%	9/15/2065	5,747	5,533
	Danaher Corp.	4.375%	9/15/2045	25	21
	Danaher Corp.	2.600%	10/1/2050	3,583	2,051
	Danaher Corp.	2.800%	12/10/2051	5,614	3,323
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	255	195
	DH Europe Finance II Sarl	3.250%	11/15/2039	7,406	5,777
	DH Europe Finance II Sarl	3.400%	11/15/2049	217	147
	Dignity Health	4.500%	11/1/2042	1,662	1,402
	Dignity Health	5.267%	11/1/2064	1,666	1,442
[2]	Duke University Health System Inc.	3.920%	6/1/2047	4,608	3,534
	Elevance Health Inc.	4.625%	5/15/2042	5,258	4,505
	Elevance Health Inc.	4.650%	1/15/2043	5,962	5,091
	Elevance Health Inc.	5.100%	1/15/2044	2,610	2,316
	Elevance Health Inc.	4.650%	8/15/2044	615	515
	Elevance Health Inc.	4.375%	12/1/2047	8,334	6,535
	Elevance Health Inc.	4.550%	3/1/2048	1,158	929
	Elevance Health Inc.	3.700%	9/15/2049	6,170	4,278
	Elevance Health Inc.	3.125%	5/15/2050	4,488	2,776
	Elevance Health Inc.	3.600%	3/15/2051	10,664	7,171
	Elevance Health Inc.	4.550%	5/15/2052	400	314
	Elevance Health Inc.	6.100%	10/15/2052	211	206
	Elevance Health Inc.	5.125%	2/15/2053	2,431	2,072
	Elevance Health Inc.	5.650%	6/15/2054	6,345	5,821
	Elevance Health Inc.	5.700%	2/15/2055	8,710	8,045
	Elevance Health Inc.	5.700%	9/15/2055	60	56
	Elevance Health Inc.	5.850%	11/1/2064	5,127	4,762
	Eli Lilly & Co.	5.550%	3/15/2037	1,116	1,155
	Eli Lilly & Co.	3.700%	3/1/2045	1,961	1,491
	Eli Lilly & Co.	3.950%	5/15/2047	3,644	2,807
	Eli Lilly & Co.	3.950%	3/15/2049	5,736	4,369
	Eli Lilly & Co.	2.250%	5/15/2050	10,714	5,801
	Eli Lilly & Co.	4.875%	2/27/2053	295	254
	Eli Lilly & Co.	5.000%	2/9/2054	1,626	1,425
	Eli Lilly & Co.	5.050%	8/14/2054	9,150	8,066
	Eli Lilly & Co.	5.500%	2/12/2055	225	212
	Eli Lilly & Co.	5.550%	10/15/2055	28	27
	Eli Lilly & Co.	5.600%	5/20/2056	10,570	10,096
	Eli Lilly & Co.	4.150%	3/15/2059	66	49
	Eli Lilly & Co.	2.500%	9/15/2060	2,987	1,525
	Eli Lilly & Co.	4.950%	2/27/2063	641	541
	Eli Lilly & Co.	5.100%	2/9/2064	10,138	8,757
	Eli Lilly & Co.	5.200%	8/14/2064	82	72
	Eli Lilly & Co.	5.600%	2/12/2065	6,749	6,329
	Eli Lilly & Co.	5.650%	10/15/2065	8,066	7,605
	Eli Lilly & Co.	5.700%	5/20/2066	6,030	5,735
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	2,854	2,059
[2]	Fred Hutchinson Cancer Center	4.966%	1/1/2052	837	722
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	4,392	4,478
	Gilead Sciences Inc.	2.600%	10/1/2040	9,055	6,376
	Gilead Sciences Inc.	5.650%	12/1/2041	884	871
	Gilead Sciences Inc.	4.800%	4/1/2044	1,201	1,057
	Gilead Sciences Inc.	4.500%	2/1/2045	11,794	9,910
	Gilead Sciences Inc.	4.750%	3/1/2046	13,180	11,367
20

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.150%	3/1/2047	12,075	9,499
	Gilead Sciences Inc.	2.800%	10/1/2050	9,974	5,998
	Gilead Sciences Inc.	5.550%	10/15/2053	428	403
	Gilead Sciences Inc.	5.500%	11/15/2054	1,545	1,443
	Gilead Sciences Inc.	5.600%	11/15/2064	3,950	3,671
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	11,185	11,933
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	839	697
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	200	139
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	2,082	1,660
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	65	40
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,887	1,491
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	68	46
	HCA Inc.	5.125%	6/15/2039	7,783	7,208
	HCA Inc.	4.375%	3/15/2042	360	298
	HCA Inc.	5.500%	6/15/2047	10,480	9,396
	HCA Inc.	5.250%	6/15/2049	800	687
	HCA Inc.	3.500%	7/15/2051	11,373	7,305
	HCA Inc.	4.625%	3/15/2052	13,179	10,202
	HCA Inc.	5.900%	6/1/2053	8,057	7,485
	HCA Inc.	6.000%	4/1/2054	9,895	9,331
	HCA Inc.	5.950%	9/15/2054	8,114	7,580
	HCA Inc.	6.200%	3/1/2055	165	159
	HCA Inc.	5.700%	11/15/2055	7,286	6,577
	HCA Inc.	6.100%	4/1/2064	225	212
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	200	144
	Humana Inc.	4.625%	12/1/2042	117	96
	Humana Inc.	4.950%	10/1/2044	5,125	4,310
	Humana Inc.	4.800%	3/15/2047	33	26
	Humana Inc.	3.950%	8/15/2049	80	56
	Humana Inc.	5.500%	3/15/2053	377	327
	Humana Inc.	5.750%	4/15/2054	8,331	7,450
	Humana Inc.	6.000%	5/1/2055	2,968	2,744
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	2,405	1,832
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,395	839
	Inova Health System Foundation	4.068%	5/15/2052	255	193
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	1,384	990
[2]	Iowa Health System	3.665%	2/15/2050	206	150
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	3,355	2,562
	Johnson & Johnson	3.625%	3/3/2037	33	29
	Johnson & Johnson	5.950%	8/15/2037	347	370
	Johnson & Johnson	5.850%	7/15/2038	5,314	5,616
	Johnson & Johnson	2.100%	9/1/2040	1,165	786
	Johnson & Johnson	4.500%	9/1/2040	5,421	4,964
	Johnson & Johnson	4.850%	5/15/2041	1,000	946
	Johnson & Johnson	3.700%	3/1/2046	12,495	9,600
	Johnson & Johnson	3.750%	3/3/2047	159	121
	Johnson & Johnson	3.500%	1/15/2048	8,308	6,022
	Johnson & Johnson	2.250%	9/1/2050	10,503	5,805
[2]	Kaiser Foundation Hospitals	2.810%	6/1/2041	7,403	5,277
	Kaiser Foundation Hospitals	4.875%	4/1/2042	145	132
	Kaiser Foundation Hospitals	4.150%	5/1/2047	6,864	5,424
[2]	Kaiser Foundation Hospitals	3.266%	11/1/2049	4,546	3,015
[2]	Kaiser Foundation Hospitals	3.002%	6/1/2051	189	117
	Koninklijke Philips NV	6.875%	3/11/2038	6,171	6,698
	Koninklijke Philips NV	5.000%	3/15/2042	69	61
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	2,072	1,797
[2]	Mass General Brigham Inc.	3.765%	7/1/2048	905	668
[2]	Mass General Brigham Inc.	3.192%	7/1/2049	730	479
[2]	Mass General Brigham Inc.	4.117%	7/1/2055	263	198
[2]	Mass General Brigham Inc.	3.342%	7/1/2060	4,395	2,729
[2]	Mayo Clinic	4.000%	11/15/2047	4,713	3,698
[2]	McLaren Health Care Corp.	4.386%	5/15/2048	2,090	1,668
[2]	MedStar Health Inc.	3.626%	8/15/2049	2,086	1,463
	Medtronic Inc.	4.000%	4/1/2043	4,150	3,364
	Medtronic Inc.	4.625%	3/15/2045	6,859	5,939
	Memorial Health Services	3.447%	11/1/2049	2,007	1,330
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	340	315
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	6,573	4,142
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	25	19
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	27	21
21

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	6.550%	9/15/2037	174	191
	Merck & Co. Inc.	3.900%	3/7/2039	756	643
	Merck & Co. Inc.	2.350%	6/24/2040	2,780	1,921
	Merck & Co. Inc.	3.600%	9/15/2042	150	116
	Merck & Co. Inc.	4.150%	5/18/2043	2,007	1,648
	Merck & Co. Inc.	4.900%	5/17/2044	6,800	6,056
	Merck & Co. Inc.	3.700%	2/10/2045	13,196	9,947
	Merck & Co. Inc.	5.500%	3/15/2046	3,101	2,947
	Merck & Co. Inc.	5.750%	5/22/2046	3,069	3,002
	Merck & Co. Inc.	4.000%	3/7/2049	1,037	784
	Merck & Co. Inc.	2.450%	6/24/2050	2,585	1,437
	Merck & Co. Inc.	2.750%	12/10/2051	14,993	8,730
	Merck & Co. Inc.	5.000%	5/17/2053	10,290	8,911
	Merck & Co. Inc.	5.700%	9/15/2055	7,647	7,316
	Merck & Co. Inc.	5.550%	12/4/2055	9,528	8,913
	Merck & Co. Inc.	2.900%	12/10/2061	7,948	4,333
	Merck & Co. Inc.	5.150%	5/17/2063	180	156
	Merck & Co. Inc.	5.700%	12/4/2065	6,457	6,081
	Merck Sharp & Dohme LLC	5.750%	11/15/2036	2,411	2,523
[2]	Methodist Hospital	2.705%	12/1/2050	2,106	1,235
	Montefiore Obligated Group	4.287%	9/1/2050	81	55
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	2,400	1,705
	Mylan Inc.	5.200%	4/15/2048	2,000	1,618
[2]	MyMichigan Health	3.409%	6/1/2050	2,385	1,626
	Nationwide Children's Hospital Inc.	4.556%	11/1/2052	607	500
	New York & Presbyterian Hospital	2.256%	8/1/2040	1,847	1,252
	New York & Presbyterian Hospital	4.024%	8/1/2045	1,499	1,196
	New York & Presbyterian Hospital	4.063%	8/1/2056	565	422
	New York & Presbyterian Hospital	2.606%	8/1/2060	1,839	958
[2]	New York & Presbyterian Hospital	3.954%	8/1/2119	713	464
	Northwell Healthcare Inc.	3.979%	11/1/2046	1,815	1,387
	Northwell Healthcare Inc.	4.260%	11/1/2047	2,145	1,689
	Northwell Healthcare Inc.	3.809%	11/1/2049	195	138
[2]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	65	38
	Novant Health Inc.	3.168%	11/1/2051	4,228	2,664
	Novant Health Inc.	3.318%	11/1/2061	2,312	1,386
	Novartis Capital Corp.	4.400%	5/6/2044	932	789
	Novartis Capital Corp.	5.200%	11/5/2045	5,568	5,147
	Novartis Capital Corp.	4.000%	11/20/2045	9,253	7,336
	Novartis Capital Corp.	5.600%	3/18/2046	7,770	7,545
	Novartis Capital Corp.	2.750%	8/14/2050	41	25
	Novartis Capital Corp.	4.700%	9/18/2054	197	165
	Novartis Capital Corp.	5.300%	11/5/2055	3,930	3,619
	Novartis Capital Corp.	5.700%	3/18/2056	13,252	12,861
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	335	196
[2]	NYU Langone Hospitals	5.750%	7/1/2043	3,718	3,687
	NYU Langone Hospitals	4.784%	7/1/2044	1,789	1,570
[2]	NYU Langone Hospitals	4.368%	7/1/2047	125	104
	OhioHealth Corp.	2.834%	11/15/2041	2,136	1,521
[2]	OhioHealth Corp.	3.042%	11/15/2050	70	46
	Orlando Health Obligated Group	4.089%	10/1/2048	1,467	1,137
	Orlando Health Obligated Group	3.327%	10/1/2050	6,761	4,565
[2]	PeaceHealth Obligated Group	4.787%	11/15/2048	4,610	3,894
[2]	PeaceHealth Obligated Group	3.218%	11/15/2050	25	16
	Pfizer Inc.	4.000%	12/15/2036	7,979	7,147
	Pfizer Inc.	4.100%	9/15/2038	320	281
	Pfizer Inc.	3.900%	3/15/2039	7,138	6,049
	Pfizer Inc.	7.200%	3/15/2039	12,612	14,327
	Pfizer Inc.	2.550%	5/28/2040	9,185	6,453
	Pfizer Inc.	5.600%	9/15/2040	96	95
	Pfizer Inc.	4.300%	6/15/2043	100	83
	Pfizer Inc.	4.400%	5/15/2044	2,034	1,711
	Pfizer Inc.	4.125%	12/15/2046	8,923	7,020
	Pfizer Inc.	4.200%	9/15/2048	574	447
	Pfizer Inc.	4.000%	3/15/2049	10,006	7,533
	Pfizer Inc.	2.700%	5/28/2050	1,002	591
	Pfizer Inc.	5.600%	11/15/2055	955	907
	Pfizer Inc.	5.700%	11/15/2065	3,994	3,726
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	16,258	14,873
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	18,423	16,501
22

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	20,194	17,651
[2]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,620	1,113
	Piedmont Healthcare Inc.	2.864%	1/1/2052	1,830	1,070
	Presbyterian Healthcare Services	4.875%	8/1/2052	1,833	1,546
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	243	177
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,740	2,676
	Queen's Health Systems	4.810%	7/1/2052	1,490	1,262
	Quest Diagnostics Inc.	4.700%	3/30/2045	1,848	1,620
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	1,120	718
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	4,711	2,739
	Revvity Inc.	3.625%	3/15/2051	300	205
	Royalty Pharma plc	3.300%	9/2/2040	8,346	6,280
	Royalty Pharma plc	3.550%	9/2/2050	2,749	1,840
	Royalty Pharma plc	3.350%	9/2/2051	1,186	758
	Royalty Pharma plc	5.900%	9/2/2054	1,303	1,239
	Royalty Pharma plc	5.950%	9/25/2055	95	91
[2]	Seattle Children's Hospital	2.719%	10/1/2050	1,509	909
[2]	Sentara Health	2.927%	11/1/2051	1,247	761
[2]	Sharp HealthCare	2.680%	8/1/2050	1,213	709
	Solventum Corp.	5.900%	4/30/2054	6,393	6,016
[2]	Stanford Health Care	3.795%	11/15/2048	290	216
	Stanford Health Care	3.027%	8/15/2051	1,896	1,181
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	6,817	4,651
	Stryker Corp.	4.100%	4/1/2043	320	259
	Stryker Corp.	4.375%	5/15/2044	417	346
	Stryker Corp.	4.625%	3/15/2046	3,176	2,690
	Stryker Corp.	2.900%	6/15/2050	4,830	3,014
	Summa Health	3.511%	11/15/2051	1,427	980
[2]	Sutter Health	3.161%	8/15/2040	970	735
[2]	Sutter Health	4.091%	8/15/2048	600	465
[2]	Sutter Health	3.361%	8/15/2050	1,075	721
	Sutter Health	5.547%	8/15/2053	828	783
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	9,056	6,624
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	675	646
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	16,534	10,499
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	25	23
	Takeda US Financing Inc.	5.900%	7/7/2055	6,463	6,239
	Texas Health Resources	2.328%	11/15/2050	1,347	737
[2]	Texas Health Resources	4.330%	11/15/2055	1,276	1,021
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	3,088	2,948
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	9,020	6,345
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	310	295
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	115	108
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	7,213	6,873
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	5,256	4,144
	Toledo Hospital	6.015%	11/15/2048	3,094	2,886
[2]	Trinity Health Corp.	2.632%	12/1/2040	3,948	2,778
	Trinity Health Corp.	4.125%	12/1/2045	2,175	1,733
[2]	Trinity Health Corp.	3.434%	12/1/2048	193	139
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	1,781	1,583
	UnitedHealth Group Inc.	6.500%	6/15/2037	54	58
	UnitedHealth Group Inc.	6.625%	11/15/2037	50	54
	UnitedHealth Group Inc.	6.875%	2/15/2038	4,869	5,368
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,510	5,996
	UnitedHealth Group Inc.	5.700%	10/15/2040	2,557	2,549
	UnitedHealth Group Inc.	5.950%	2/15/2041	3,523	3,563
	UnitedHealth Group Inc.	3.050%	5/15/2041	6,963	5,071
	UnitedHealth Group Inc.	4.625%	11/15/2041	250	218
	UnitedHealth Group Inc.	3.950%	10/15/2042	4,807	3,838
	UnitedHealth Group Inc.	4.250%	3/15/2043	6,020	4,948
	UnitedHealth Group Inc.	5.500%	7/15/2044	9,865	9,325
	UnitedHealth Group Inc.	4.750%	7/15/2045	11,200	9,583
	UnitedHealth Group Inc.	4.250%	4/15/2047	5,374	4,232
	UnitedHealth Group Inc.	3.750%	10/15/2047	8,596	6,218
	UnitedHealth Group Inc.	4.250%	6/15/2048	7,524	5,865
	UnitedHealth Group Inc.	4.450%	12/15/2048	150	120
	UnitedHealth Group Inc.	3.700%	8/15/2049	480	338
	UnitedHealth Group Inc.	2.900%	5/15/2050	3,892	2,359
	UnitedHealth Group Inc.	3.250%	5/15/2051	13,637	8,733
	UnitedHealth Group Inc.	4.750%	5/15/2052	50	41
23

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.875%	2/15/2053	2,104	2,021
	UnitedHealth Group Inc.	5.050%	4/15/2053	10,359	8,871
	UnitedHealth Group Inc.	5.375%	4/15/2054	11,364	10,163
	UnitedHealth Group Inc.	5.625%	7/15/2054	15,863	14,728
	UnitedHealth Group Inc.	5.950%	6/15/2055	5,738	5,626
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,902	1,966
	UnitedHealth Group Inc.	3.125%	5/15/2060	2,804	1,604
	UnitedHealth Group Inc.	4.950%	5/15/2062	2,190	1,784
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,680	1,628
	UnitedHealth Group Inc.	5.200%	4/15/2063	11,762	9,966
	UnitedHealth Group Inc.	5.500%	4/15/2064	8,813	7,832
	UnitedHealth Group Inc.	5.750%	7/15/2064	10,085	9,323
	UPMC	5.377%	5/15/2043	2,245	2,143
	Viatris Inc.	3.850%	6/22/2040	7,871	6,030
	Viatris Inc.	4.000%	6/22/2050	13,066	8,761
[2]	WakeMed	3.286%	10/1/2052	1,997	1,271
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	150	93
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,381	2,001
[2]	Willis-Knighton Medical Center	3.065%	3/1/2051	180	111
	Wyeth LLC	5.950%	4/1/2037	4,707	4,855
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	3,577	2,013
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	3,126	3,107
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	425	358
	Zoetis Inc.	4.700%	2/1/2043	9,236	7,968
	Zoetis Inc.	3.950%	9/12/2047	3,187	2,391
	Zoetis Inc.	4.450%	8/20/2048	62	50
	Zoetis Inc.	3.000%	5/15/2050	3,863	2,395
					1,555,915
Industrials (7.9%)
[2]	3M Co.	5.700%	3/15/2037	5,129	5,211
[2]	3M Co.	3.875%	6/15/2044	1,718	1,315
[2]	3M Co.	3.625%	10/15/2047	205	145
[2]	3M Co.	4.000%	9/14/2048	2,290	1,721
	3M Co.	3.250%	8/26/2049	9,291	6,096
	3M Co.	3.700%	4/15/2050	2,905	2,042
	ABB Finance USA Inc.	4.375%	5/8/2042	3,186	2,721
[2]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	2,149	2,044
[2]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	3,900	3,797
[2]	American Airlines Pass-Through Trust Class A Series 2026-2	5.700%	2/20/2039	4,425	4,425
	Amphenol Corp.	5.375%	11/15/2054	4,386	4,043
	Amphenol Corp.	5.300%	11/15/2055	2,786	2,525
	Boeing Co.	5.705%	5/1/2040	16,342	16,070
	Boeing Co.	3.650%	3/1/2047	219	155
	Boeing Co.	5.805%	5/1/2050	26,644	25,124
	Boeing Co.	6.858%	5/1/2054	15,046	16,105
	Boeing Co.	5.930%	5/1/2060	18,322	17,132
	Boeing Co.	7.008%	5/1/2064	9,416	10,149
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,212	1,290
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	247	262
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	815	825
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	5,276	4,974
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	170	166
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,145	3,839
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	437	376
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	5,782	4,933
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	4,572	3,918
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	6,819	6,342
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	111	99
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	178	151
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	7,795	6,254
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	65	56
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	7,682	5,840
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	4,700	3,677
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	3,700	2,844
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	5,703	4,434
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	8,341	5,796
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	100	63
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	335	219
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	107	64
24

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	427	340
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	9,023	8,038
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	3,130	2,911
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	6,680	6,256
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	2,891	2,807
	Canadian National Railway Co.	3.200%	8/2/2046	4,761	3,291
	Canadian National Railway Co.	3.650%	2/3/2048	7,653	5,529
	Canadian National Railway Co.	2.450%	5/1/2050	6,811	3,824
	Canadian National Railway Co.	4.400%	8/5/2052	5,712	4,585
	Canadian Pacific Railway Co.	5.950%	5/15/2037	3,953	4,090
	Canadian Pacific Railway Co.	3.000%	12/2/2041	5,774	4,128
	Canadian Pacific Railway Co.	4.300%	5/15/2043	2,665	2,221
	Canadian Pacific Railway Co.	4.800%	8/1/2045	25	22
	Canadian Pacific Railway Co.	4.950%	8/15/2045	75	67
	Canadian Pacific Railway Co.	4.700%	5/1/2048	260	219
	Canadian Pacific Railway Co.	3.500%	5/1/2050	7,587	5,176
	Canadian Pacific Railway Co.	3.100%	12/2/2051	12,852	8,028
	Canadian Pacific Railway Co.	5.500%	3/15/2056	185	171
	Canadian Pacific Railway Co.	4.200%	11/15/2069	1,864	1,316
	Canadian Pacific Railway Co.	6.125%	9/15/2115	1,377	1,358
	Carrier Global Corp.	3.377%	4/5/2040	6,300	4,889
	Carrier Global Corp.	6.200%	3/15/2054	4,579	4,670
	Caterpillar Inc.	5.200%	5/27/2041	125	121
	Caterpillar Inc.	3.803%	8/15/2042	7,332	5,889
	Caterpillar Inc.	3.250%	9/19/2049	7,377	4,960
	Caterpillar Inc.	3.250%	4/9/2050	835	563
	Caterpillar Inc.	5.500%	5/15/2055	1,000	983
	Caterpillar Inc.	4.750%	5/15/2064	193	161
	CSX Corp.	6.150%	5/1/2037	1,189	1,254
	CSX Corp.	6.220%	4/30/2040	26	27
	CSX Corp.	5.500%	4/15/2041	940	917
	CSX Corp.	4.750%	5/30/2042	1,115	993
	CSX Corp.	4.400%	3/1/2043	2,438	2,065
	CSX Corp.	4.100%	3/15/2044	7,147	5,745
	CSX Corp.	3.800%	11/1/2046	8,585	6,404
	CSX Corp.	4.300%	3/1/2048	558	444
	CSX Corp.	4.750%	11/15/2048	490	415
	CSX Corp.	4.500%	3/15/2049	2,865	2,326
	CSX Corp.	3.350%	9/15/2049	699	469
	CSX Corp.	3.950%	5/1/2050	6,509	4,837
	CSX Corp.	2.500%	5/15/2051	5,210	2,918
	CSX Corp.	4.500%	11/15/2052	8,443	6,783
	CSX Corp.	4.500%	8/1/2054	169	135
	CSX Corp.	4.900%	3/15/2055	205	175
	CSX Corp.	4.250%	11/1/2066	50	36
	CSX Corp.	4.650%	3/1/2068	2,900	2,272
	Cummins Inc.	4.875%	10/1/2043	880	798
	Cummins Inc.	2.600%	9/1/2050	135	78
	Cummins Inc.	5.450%	2/20/2054	8,327	7,718
	Deere & Co.	3.900%	6/9/2042	8,976	7,326
	Deere & Co.	2.875%	9/7/2049	27	17
	Deere & Co.	3.750%	4/15/2050	8,246	6,054
	Deere & Co.	5.700%	1/19/2055	640	628
	Dover Corp.	5.375%	3/1/2041	4,054	3,890
	Eaton Corp.	4.150%	11/2/2042	27	22
	Eaton Corp.	4.700%	8/23/2052	475	402
	Eaton Corp.	5.450%	3/6/2056	7,972	7,444
	Embraer Netherlands Finance BV	5.400%	1/9/2038	4,664	4,481
	Emerson Electric Co.	2.800%	12/21/2051	470	280
[2]	FedEx Corp.	5.100%	1/15/2044	958	860
[2]	FedEx Corp.	5.250%	5/15/2050	8,925	7,938
	Fortive Corp.	4.300%	6/15/2046	2,967	2,336
	GE Vernova Inc.	5.500%	2/4/2056	6,836	6,324
	General Dynamics Corp.	4.250%	4/1/2040	7,108	6,184
	General Dynamics Corp.	2.850%	6/1/2041	169	121
	General Dynamics Corp.	3.600%	11/15/2042	760	586
	General Dynamics Corp.	4.250%	4/1/2050	2,591	2,071
[2]	General Electric Co.	5.875%	1/14/2038	6,230	6,457
[2]	General Electric Co.	6.875%	1/10/2039	144	161
	General Electric Co.	4.500%	3/11/2044	84	73
25

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Electric Co.	4.350%	5/1/2050	2,800	2,280
	Honeywell Aerospace Inc.	5.622%	3/16/2046	8,155	7,779
	Honeywell Aerospace Inc.	5.732%	3/16/2056	8,021	7,621
	Honeywell Aerospace Inc.	5.852%	3/16/2066	3,009	2,861
	Honeywell International Inc.	3.812%	11/21/2047	150	111
	Honeywell International Inc.	2.800%	6/1/2050	3,420	2,086
	Howmet Aerospace Inc.	5.950%	2/1/2037	5,210	5,400
	Illinois Tool Works Inc.	4.875%	9/15/2041	3,266	2,987
	Illinois Tool Works Inc.	3.900%	9/1/2042	3,331	2,685
	Ingersoll Rand Inc.	5.700%	6/15/2054	6,285	5,968
[2]	Johnson Controls International plc	4.625%	7/2/2044	700	594
	Johnson Controls International plc	4.500%	2/15/2047	5,008	4,109
[2]	Johnson Controls International plc	4.950%	7/2/2064	226	186
	L3Harris Technologies Inc.	6.150%	12/15/2040	2,434	2,514
	L3Harris Technologies Inc.	5.054%	4/27/2045	6,240	5,584
	L3Harris Technologies Inc.	5.600%	7/31/2053	4,021	3,764
	L3Harris Technologies Inc.	5.500%	8/15/2054	25	23
[2]	Lockheed Martin Corp.	6.150%	9/1/2036	2,209	2,343
	Lockheed Martin Corp.	5.720%	6/1/2040	4,427	4,494
	Lockheed Martin Corp.	4.070%	12/15/2042	112	92
	Lockheed Martin Corp.	3.800%	3/1/2045	8,760	6,710
	Lockheed Martin Corp.	4.700%	5/15/2046	8,992	7,727
	Lockheed Martin Corp.	2.800%	6/15/2050	777	468
	Lockheed Martin Corp.	4.090%	9/15/2052	10,596	7,962
	Lockheed Martin Corp.	4.150%	6/15/2053	980	743
	Lockheed Martin Corp.	5.700%	11/15/2054	690	664
	Lockheed Martin Corp.	5.200%	2/15/2055	45	40
	Lockheed Martin Corp.	4.300%	6/15/2062	2,471	1,844
	Lockheed Martin Corp.	5.900%	11/15/2063	280	275
	Lockheed Martin Corp.	5.200%	2/15/2064	5,583	4,901
	Norfolk Southern Corp.	4.837%	10/1/2041	30	27
	Norfolk Southern Corp.	3.950%	10/1/2042	3,282	2,623
	Norfolk Southern Corp.	4.450%	6/15/2045	2,480	2,051
	Norfolk Southern Corp.	4.650%	1/15/2046	410	345
	Norfolk Southern Corp.	3.942%	11/1/2047	4,575	3,438
	Norfolk Southern Corp.	4.100%	5/15/2049	25	19
	Norfolk Southern Corp.	3.050%	5/15/2050	8,515	5,321
	Norfolk Southern Corp.	2.900%	8/25/2051	50	30
	Norfolk Southern Corp.	4.050%	8/15/2052	305	225
	Norfolk Southern Corp.	3.700%	3/15/2053	430	296
	Norfolk Southern Corp.	4.550%	6/1/2053	7,858	6,278
	Norfolk Southern Corp.	5.350%	8/1/2054	6,886	6,221
	Norfolk Southern Corp.	3.155%	5/15/2055	7,144	4,348
	Norfolk Southern Corp.	4.100%	5/15/2121	95	63
	Northrop Grumman Corp.	5.150%	5/1/2040	285	271
	Northrop Grumman Corp.	4.750%	6/1/2043	25	22
	Northrop Grumman Corp.	3.850%	4/15/2045	367	280
	Northrop Grumman Corp.	4.030%	10/15/2047	14,302	10,910
	Northrop Grumman Corp.	5.250%	5/1/2050	478	430
	Northrop Grumman Corp.	4.950%	3/15/2053	7,851	6,727
	Northrop Grumman Corp.	5.200%	6/1/2054	223	198
	Otis Worldwide Corp.	3.112%	2/15/2040	8,028	5,994
	Otis Worldwide Corp.	3.362%	2/15/2050	2,001	1,342
[2]	Parker-Hannifin Corp.	6.250%	5/15/2038	2,443	2,605
[2]	Parker-Hannifin Corp.	4.450%	11/21/2044	1,385	1,159
	Parker-Hannifin Corp.	4.100%	3/1/2047	4,081	3,195
	Parker-Hannifin Corp.	4.000%	6/14/2049	3,065	2,317
	Precision Castparts Corp.	3.900%	1/15/2043	1,825	1,469
	Precision Castparts Corp.	4.375%	6/15/2045	1,277	1,054
	Republic Services Inc.	6.200%	3/1/2040	1,346	1,416
	Republic Services Inc.	5.700%	5/15/2041	3,089	3,098
	Republic Services Inc.	3.050%	3/1/2050	189	121
	Rockwell Automation Inc.	4.200%	3/1/2049	2,131	1,701
	Rockwell Automation Inc.	2.800%	8/15/2061	2,282	1,222
	RTX Corp.	6.125%	7/15/2038	5,423	5,675
	RTX Corp.	4.450%	11/16/2038	1,000	902
	RTX Corp.	5.700%	4/15/2040	5,297	5,329
	RTX Corp.	4.875%	10/15/2040	5,199	4,800
	RTX Corp.	4.700%	12/15/2041	88	79
	RTX Corp.	4.500%	6/1/2042	18,722	16,203
26

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.800%	12/15/2043	171	151
	RTX Corp.	4.150%	5/15/2045	6,738	5,380
	RTX Corp.	3.750%	11/1/2046	8,933	6,612
	RTX Corp.	4.350%	4/15/2047	8,208	6,618
	RTX Corp.	4.050%	5/4/2047	380	293
	RTX Corp.	4.625%	11/16/2048	390	324
	RTX Corp.	3.125%	7/1/2050	9,690	6,178
	RTX Corp.	2.820%	9/1/2051	520	308
	RTX Corp.	3.030%	3/15/2052	9,417	5,783
	RTX Corp.	5.375%	2/27/2053	7,913	7,245
	RTX Corp.	6.400%	3/15/2054	5,132	5,369
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	30	25
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	4,893	4,886
	Tyco Electronics Group SA	7.125%	10/1/2037	2,248	2,524
	Union Pacific Corp.	3.600%	9/15/2037	260	222
[2]	Union Pacific Corp.	3.550%	8/15/2039	6,424	5,250
	Union Pacific Corp.	3.200%	5/20/2041	7,055	5,328
	Union Pacific Corp.	3.375%	2/14/2042	75	57
	Union Pacific Corp.	4.050%	11/15/2045	5,609	4,391
	Union Pacific Corp.	4.050%	3/1/2046	135	105
	Union Pacific Corp.	3.350%	8/15/2046	1,411	992
	Union Pacific Corp.	4.000%	4/15/2047	60	46
	Union Pacific Corp.	4.500%	9/10/2048	135	110
	Union Pacific Corp.	4.300%	3/1/2049	50	40
	Union Pacific Corp.	3.250%	2/5/2050	13,072	8,589
	Union Pacific Corp.	3.799%	10/1/2051	178	127
	Union Pacific Corp.	2.950%	3/10/2052	435	263
	Union Pacific Corp.	4.950%	9/9/2052	135	117
	Union Pacific Corp.	3.500%	2/14/2053	11,041	7,415
	Union Pacific Corp.	4.950%	5/15/2053	4,698	4,039
	Union Pacific Corp.	3.875%	2/1/2055	200	143
	Union Pacific Corp.	3.950%	8/15/2059	575	403
	Union Pacific Corp.	3.839%	3/20/2060	11,596	7,919
	Union Pacific Corp.	2.973%	9/16/2062	3,756	2,071
	Union Pacific Corp.	4.100%	9/15/2067	6,968	4,903
	Union Pacific Corp.	3.750%	2/5/2070	1,030	667
	Union Pacific Corp.	3.799%	4/6/2071	9,495	6,160
	Union Pacific Corp.	3.850%	2/14/2072	2,415	1,609
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	1,001	1,004
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	4,652	4,656
	United Parcel Service Inc.	6.200%	1/15/2038	9,826	10,384
	United Parcel Service Inc.	5.200%	4/1/2040	2,601	2,503
	United Parcel Service Inc.	4.875%	11/15/2040	326	300
	United Parcel Service Inc.	3.625%	10/1/2042	125	97
	United Parcel Service Inc.	3.400%	11/15/2046	26	18
	United Parcel Service Inc.	3.750%	11/15/2047	163	119
	United Parcel Service Inc.	3.400%	9/1/2049	60	40
	United Parcel Service Inc.	5.300%	4/1/2050	7,957	7,231
	United Parcel Service Inc.	5.050%	3/3/2053	375	325
	United Parcel Service Inc.	5.500%	5/22/2054	8,409	7,774
	United Parcel Service Inc.	5.950%	5/14/2055	8,076	7,938
	United Parcel Service Inc.	5.600%	5/22/2064	151	139
	United Parcel Service Inc.	6.050%	5/14/2065	8,011	7,858
	Valmont Industries Inc.	5.000%	10/1/2044	2,227	1,948
	Valmont Industries Inc.	5.250%	10/1/2054	822	725
	Vertiv Holdings Co.	5.650%	3/15/2046	145	136
	Vertiv Holdings Co.	5.800%	3/15/2056	3,307	3,092
	Vertiv Holdings Co.	5.950%	3/15/2066	3,548	3,299
	Waste Connections Inc.	3.050%	4/1/2050	3,539	2,256
	Waste Connections Inc.	2.950%	1/15/2052	1,426	874
	Waste Management Inc.	2.950%	6/1/2041	415	303
	Waste Management Inc.	4.150%	7/15/2049	305	238
	Waste Management Inc.	2.500%	11/15/2050	1,195	682
	Waste Management Inc.	5.350%	10/15/2054	8,868	8,190
	WW Grainger Inc.	4.600%	6/15/2045	4,303	3,710
	WW Grainger Inc.	4.200%	5/15/2047	1,036	832
	Xylem Inc.	4.375%	11/1/2046	990	806
					769,077
27

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Materials (3.1%)
Air Products and Chemicals Inc.	2.700%	5/15/2040	6,450	4,619
Air Products and Chemicals Inc.	2.800%	5/15/2050	5,150	3,098
Amrize Finance US LLC	4.750%	9/22/2046	337	284
ArcelorMittal SA	7.000%	10/15/2039	4,300	4,662
ArcelorMittal SA	6.750%	3/1/2041	897	948
ArcelorMittal SA	6.350%	6/17/2054	2,810	2,890
Barrick Mining Corp.	5.250%	4/1/2042	1,450	1,356
Barrick North America Finance LLC	5.700%	5/30/2041	1,930	1,880
Barrick North America Finance LLC	5.750%	5/1/2043	2,941	2,846
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	717	722
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	4,736	3,951
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	2,853	2,601
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	250	237
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	7,588	7,381
Carlisle Cos. Inc.	5.550%	9/15/2040	5,930	5,694
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	1,105	944
CF Industries Inc.	4.950%	6/1/2043	855	753
CF Industries Inc.	5.375%	3/15/2044	5,974	5,499
CRH America Finance Inc.	5.875%	1/9/2055	155	150
CRH America Finance Inc.	5.600%	2/9/2056	4,870	4,528
Dow Chemical Co.	5.250%	11/15/2041	6,693	5,957
Dow Chemical Co.	4.375%	11/15/2042	8,480	6,739
Dow Chemical Co.	4.625%	10/1/2044	70	56
Dow Chemical Co.	5.550%	11/30/2048	6,160	5,381
Dow Chemical Co.	4.800%	5/15/2049	110	86
Dow Chemical Co.	3.600%	11/15/2050	1,875	1,216
Dow Chemical Co.	5.600%	2/15/2054	25	22
Dow Chemical Co.	5.950%	3/15/2055	6,515	5,982
DuPont de Nemours Inc.	5.319%	11/15/2038	5,487	5,284
Eastman Chemical Co.	4.800%	9/1/2042	865	745
Eastman Chemical Co.	4.650%	10/15/2044	4,981	4,126
Ecolab Inc.	5.500%	12/8/2041	4,075	3,996
Ecolab Inc.	2.125%	8/15/2050	4,825	2,486
Ecolab Inc.	2.700%	12/15/2051	10,128	5,878
Freeport-McMoRan Inc.	5.450%	3/15/2043	6,313	5,929
International Flavors & Fragrances Inc.	5.000%	9/26/2048	2,537	2,169
International Paper Co.	7.300%	11/15/2039	1,057	1,170
International Paper Co.	6.000%	11/15/2041	1,030	1,024
International Paper Co.	4.800%	6/15/2044	7,335	6,200
International Paper Co.	5.150%	5/15/2046	610	532
International Paper Co.	4.400%	8/15/2047	5,471	4,288
International Paper Co.	4.350%	8/15/2048	85	65
Linde Inc.	3.550%	11/7/2042	4,603	3,535
Linde Inc.	2.000%	8/10/2050	1,754	894
LYB International Finance BV	4.875%	3/15/2044	8,124	6,682
LYB International Finance III LLC	3.375%	10/1/2040	26	19
LYB International Finance III LLC	4.200%	10/15/2049	605	431
LYB International Finance III LLC	4.200%	5/1/2050	8,730	6,208
LYB International Finance III LLC	3.625%	4/1/2051	8,277	5,344
LYB International Finance III LLC	3.800%	10/1/2060	100	62
LyondellBasell Industries NV	4.625%	2/26/2055	300	223
Martin Marietta Materials Inc.	4.250%	12/15/2047	1,681	1,299
Martin Marietta Materials Inc.	3.200%	7/15/2051	2,105	1,321
Martin Marietta Materials Inc.	5.500%	12/1/2054	9,282	8,463
Martin Marietta Materials Inc.	6.375%	8/15/2056	1,188	1,211
Mosaic Co.	4.875%	11/15/2041	1,910	1,673
Mosaic Co.	5.625%	11/15/2043	2,771	2,557
Newmont Corp.	4.875%	3/15/2042	6,312	5,777
Newmont Corp.	5.450%	6/9/2044	39	37
Newmont Corp.	4.200%	5/13/2050	3,852	2,992
Nucor Corp.	6.400%	12/1/2037	5,512	5,900
Nucor Corp.	5.200%	8/1/2043	3,376	3,169
Nucor Corp.	4.400%	5/1/2048	90	74
Nucor Corp.	3.850%	4/1/2052	3,637	2,647
Nucor Corp.	2.979%	12/15/2055	25	15
Nutrien Ltd.	5.875%	12/1/2036	1,371	1,383
Nutrien Ltd.	5.625%	12/1/2040	29	28
Nutrien Ltd.	6.125%	1/15/2041	2,244	2,282
Nutrien Ltd.	4.900%	6/1/2043	5,223	4,557
28

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	5.250%	1/15/2045	380	344
	Nutrien Ltd.	5.000%	4/1/2049	1,396	1,193
	Nutrien Ltd.	5.800%	3/27/2053	3,769	3,584
	Packaging Corp. of America	4.050%	12/15/2049	1,291	966
	Packaging Corp. of America	3.050%	10/1/2051	2,036	1,257
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	6,920	6,589
	Rio Tinto Finance USA plc	4.125%	8/21/2042	50	41
	Rio Tinto Finance USA plc	5.750%	3/14/2055	10,570	10,234
	Rio Tinto Finance USA plc	5.875%	3/14/2065	5,948	5,778
	RPM International Inc.	5.250%	6/1/2045	1,635	1,461
	RPM International Inc.	4.250%	1/15/2048	1,520	1,177
	Sherwin-Williams Co.	4.000%	12/15/2042	2,237	1,764
	Sherwin-Williams Co.	4.550%	8/1/2045	310	256
	Sherwin-Williams Co.	4.500%	6/1/2047	9,633	7,821
	Sherwin-Williams Co.	3.800%	8/15/2049	25	18
	Sherwin-Williams Co.	3.300%	5/15/2050	2,418	1,568
	Sherwin-Williams Co.	2.900%	3/15/2052	2,865	1,695
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	7,468	7,129
	Sonoco Products Co.	5.750%	11/1/2040	4,700	4,613
	Southern Copper Corp.	6.750%	4/16/2040	4,557	4,910
	Southern Copper Corp.	5.250%	11/8/2042	4,390	4,038
	Southern Copper Corp.	5.875%	4/23/2045	5,066	4,968
	Steel Dynamics Inc.	3.250%	10/15/2050	2,270	1,462
	Steel Dynamics Inc.	5.750%	5/15/2055	5,473	5,219
	Vale Overseas Ltd.	6.875%	11/21/2036	2,885	3,142
	Vale Overseas Ltd.	6.875%	11/10/2039	765	830
	Vale Overseas Ltd.	6.400%	6/28/2054	9,480	9,361
	Vale SA	5.625%	9/11/2042	1,702	1,641
	Vulcan Materials Co.	4.500%	6/15/2047	835	680
	Vulcan Materials Co.	4.700%	3/1/2048	2,166	1,803
	Vulcan Materials Co.	5.700%	12/1/2054	6,774	6,417
	Westlake Corp.	2.875%	8/15/2041	225	152
	Westlake Corp.	5.000%	8/15/2046	5,995	5,068
	Westlake Corp.	4.375%	11/15/2047	72	54
	Westlake Corp.	3.125%	8/15/2051	5,176	3,061
	Westlake Corp.	6.375%	11/15/2055	4,422	4,256
	Westlake Corp.	3.375%	8/15/2061	409	232
					307,939
Real Estate (1.2%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,586	1,282
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	340	242
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	702	592
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,576	5,925
	American Homes 4 Rent LP	3.375%	7/15/2051	1,815	1,169
	American Homes 4 Rent LP	4.300%	4/15/2052	1,087	818
	American Tower Corp.	3.700%	10/15/2049	31	22
	American Tower Corp.	3.100%	6/15/2050	9,259	5,740
	American Tower Corp.	2.950%	1/15/2051	10,819	6,457
	Camden Property Trust	3.350%	11/1/2049	3,328	2,236
	Crown Castle Inc.	2.900%	4/1/2041	9,395	6,557
	Crown Castle Inc.	5.200%	2/15/2049	285	245
	Crown Castle Inc.	4.150%	7/1/2050	1,921	1,419
	Crown Castle Inc.	3.250%	1/15/2051	9,543	5,981
	Equinix Inc.	3.000%	7/15/2050	1,793	1,074
	Equinix Inc.	2.950%	9/15/2051	3,954	2,310
	Equinix Inc.	3.400%	2/15/2052	1,423	903
	ERP Operating LP	5.450%	10/1/2036	307	305
	ERP Operating LP	4.500%	7/1/2044	5,441	4,583
	ERP Operating LP	4.500%	6/1/2045	2,759	2,301
[2]	ERP Operating LP	4.150%	7/1/2047	1,368	1,072
	ERP Operating LP	4.000%	8/1/2047	1,312	1,014
[2]	ERP Operating LP	4.350%	4/15/2048	2,015	1,615
	Essex Portfolio LP	4.500%	3/15/2048	2,612	2,093
	Essex Portfolio LP	2.650%	9/1/2050	480	273
	Federal Realty OP LP	4.500%	12/1/2044	1,975	1,638
	GLP Capital LP	5.750%	11/1/2037	602	572
	GLP Capital LP	6.250%	9/15/2054	2,121	2,012
	Healthpeak OP LLC	6.750%	2/1/2041	2,126	2,266
	Kimco Realty OP LLC	4.250%	4/1/2045	499	405
29

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimco Realty OP LLC	4.125%	12/1/2046	330	259
	Kimco Realty OP LLC	4.450%	9/1/2047	4,140	3,387
	Kimco Realty OP LLC	3.700%	10/1/2049	485	347
	NNN REIT Inc.	4.800%	10/15/2048	1,276	1,068
	NNN REIT Inc.	3.100%	4/15/2050	982	616
	NNN REIT Inc.	3.500%	4/15/2051	1,541	1,037
	NNN REIT Inc.	3.000%	4/15/2052	32	19
	Prologis LP	4.375%	9/15/2048	2,572	2,064
	Prologis LP	3.050%	3/1/2050	440	278
	Prologis LP	3.000%	4/15/2050	550	344
	Prologis LP	2.125%	10/15/2050	199	102
	Prologis LP	5.250%	6/15/2053	1,571	1,418
	Prologis LP	5.250%	3/15/2054	5,123	4,612
	Public Storage Operating Co.	5.350%	8/1/2053	5,127	4,672
	Realty Income Corp.	4.650%	3/15/2047	412	346
	Realty Income Corp.	5.375%	9/1/2054	4,787	4,432
	Regency Centers LP	4.400%	2/1/2047	50	41
	Regency Centers LP	4.650%	3/15/2049	2,363	1,964
	Simon Property Group LP	6.750%	2/1/2040	3,848	4,196
	Simon Property Group LP	4.750%	3/15/2042	25	22
	Simon Property Group LP	4.250%	11/30/2046	1,441	1,143
	Simon Property Group LP	3.250%	9/13/2049	7,140	4,675
	Simon Property Group LP	3.800%	7/15/2050	1,678	1,206
	Simon Property Group LP	5.850%	3/8/2053	1,376	1,337
	Simon Property Group LP	6.650%	1/15/2054	4,288	4,596
	Ventas Realty LP	5.700%	9/30/2043	3,879	3,733
	VICI Properties LP	5.625%	5/15/2052	4,651	4,074
	VICI Properties LP	6.125%	4/1/2054	1,115	1,045
	Welltower OP LLC	6.500%	3/15/2041	265	284
	Welltower OP LLC	4.950%	9/1/2048	4,356	3,844
	Weyerhaeuser Co.	4.000%	3/9/2052	1,580	1,135
	WP Carey Inc.	5.200%	9/15/2036	1,124	1,078
					122,495
Technology (8.8%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	2,019	1,569
	Analog Devices Inc.	2.800%	10/1/2041	569	398
	Analog Devices Inc.	5.300%	12/15/2045	2,689	2,473
	Analog Devices Inc.	2.950%	10/1/2051	4,224	2,569
	Analog Devices Inc.	5.300%	4/1/2054	6,288	5,678
	Apple Inc.	2.375%	2/8/2041	3,956	2,721
	Apple Inc.	3.850%	5/4/2043	10,881	8,687
	Apple Inc.	4.450%	5/6/2044	623	533
	Apple Inc.	3.450%	2/9/2045	13,213	9,656
	Apple Inc.	4.375%	5/13/2045	12,501	10,425
	Apple Inc.	4.650%	2/23/2046	19,187	16,595
	Apple Inc.	3.850%	8/4/2046	12,774	9,728
	Apple Inc.	4.250%	2/9/2047	170	137
	Apple Inc.	3.750%	9/12/2047	5,475	4,047
	Apple Inc.	3.750%	11/13/2047	700	519
	Apple Inc.	2.650%	5/11/2050	14,943	8,720
	Apple Inc.	2.400%	8/20/2050	11,223	6,182
	Apple Inc.	2.650%	2/8/2051	15,664	9,041
	Apple Inc.	2.700%	8/5/2051	13,466	7,818
	Apple Inc.	3.950%	8/8/2052	55	41
	Apple Inc.	2.550%	8/20/2060	12,627	6,433
	Apple Inc.	2.800%	2/8/2061	2,894	1,560
	Apple Inc.	2.850%	8/5/2061	12,923	7,026
	Apple Inc.	4.100%	8/8/2062	235	170
	Applied Materials Inc.	5.850%	6/15/2041	3,110	3,134
	Applied Materials Inc.	4.350%	4/1/2047	5,060	4,149
	Applied Materials Inc.	2.750%	6/1/2050	4,608	2,775
[1]	Broadcom Inc.	4.926%	5/15/2037	5,436	4,987
	Broadcom Inc.	4.900%	2/15/2038	4,377	4,025
	Broadcom Inc.	3.500%	2/15/2041	13,951	10,348
	Broadcom Inc.	3.750%	2/15/2051	10,437	7,012
	Broadcom Inc.	5.700%	1/15/2056	2,481	2,232
	Cisco Systems Inc.	5.900%	2/15/2039	10,577	10,854
	Cisco Systems Inc.	5.500%	1/15/2040	200	197
	Cisco Systems Inc.	5.300%	2/26/2054	10,445	9,399
30

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	5.350%	2/26/2064	8,480	7,510
	Corning Inc.	4.700%	3/15/2037	2,654	2,459
	Corning Inc.	4.750%	3/15/2042	2,615	2,308
	Corning Inc.	5.350%	11/15/2048	705	637
	Corning Inc.	3.900%	11/15/2049	194	140
	Corning Inc.	4.375%	11/15/2057	4,013	3,011
	Corning Inc.	5.850%	11/15/2068	2,152	1,993
	Corning Inc.	5.450%	11/15/2079	4,468	3,843
	Dell Inc.	6.500%	4/15/2038	87	91
	Dell International LLC	5.250%	2/15/2037	5,060	4,869
	Dell International LLC	3.375%	12/15/2041	4,138	3,041
	Dell International LLC	8.350%	7/15/2046	3,455	4,176
	Dell International LLC	3.450%	12/15/2051	1,570	1,034
	Fidelity National Information Services Inc.	3.100%	3/1/2041	7,520	5,270
	Fidelity National Information Services Inc.	4.500%	8/15/2046	415	327
	Fiserv Inc.	4.400%	7/1/2049	4,830	3,777
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	9,137	9,049
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	6,767	5,962
	HP Inc.	6.000%	9/15/2041	4,418	4,332
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	7,678	6,774
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	8,078	6,798
	Intel Corp.	4.600%	3/25/2040	3,301	2,857
	Intel Corp.	2.800%	8/12/2041	8,091	5,432
	Intel Corp.	4.800%	10/1/2041	335	287
	Intel Corp.	4.250%	12/15/2042	2,110	1,668
	Intel Corp.	5.625%	2/10/2043	5,719	5,312
	Intel Corp.	4.900%	7/29/2045	830	687
	Intel Corp.	4.100%	5/19/2046	8,056	5,925
	Intel Corp.	4.100%	5/11/2047	7,408	5,396
	Intel Corp.	3.734%	12/8/2047	265	181
	Intel Corp.	3.250%	11/15/2049	14,174	8,733
	Intel Corp.	4.750%	3/25/2050	11,091	8,731
	Intel Corp.	3.050%	8/12/2051	75	44
	Intel Corp.	4.900%	8/5/2052	9,947	7,915
	Intel Corp.	5.700%	2/10/2053	220	196
	Intel Corp.	5.600%	2/21/2054	8,888	7,809
	Intel Corp.	6.125%	5/15/2056	480	453
	Intel Corp.	3.100%	2/15/2060	9,430	5,052
	Intel Corp.	3.200%	8/12/2061	5,492	2,981
	Intel Corp.	5.050%	8/5/2062	5,392	4,213
	Intel Corp.	5.900%	2/10/2063	7,979	7,144
	Intel Corp.	6.200%	5/15/2066	45	42
	International Business Machines Corp.	4.150%	5/15/2039	9,945	8,325
	International Business Machines Corp.	5.600%	11/30/2039	4,035	3,936
	International Business Machines Corp.	2.850%	5/15/2040	4,569	3,192
	International Business Machines Corp.	4.000%	6/20/2042	9,195	7,145
	International Business Machines Corp.	4.700%	2/19/2046	145	118
	International Business Machines Corp.	4.250%	5/15/2049	3,207	2,346
	International Business Machines Corp.	2.950%	5/15/2050	2,251	1,307
	International Business Machines Corp.	3.430%	2/9/2052	4,058	2,513
	International Business Machines Corp.	4.900%	7/27/2052	3,082	2,459
	International Business Machines Corp.	5.100%	2/6/2053	1,555	1,274
[2]	International Business Machines Corp.	5.700%	2/10/2055	1,826	1,620
	International Business Machines Corp.	5.800%	2/3/2056	4,690	4,223
	International Business Machines Corp.	7.125%	12/1/2096	2,130	2,286
	Intuit Inc.	5.500%	9/15/2053	8,342	7,202
	Juniper Networks Inc.	5.950%	3/15/2041	538	516
	KLA Corp.	5.000%	3/15/2049	3,116	2,711
	KLA Corp.	3.300%	3/1/2050	70	46
	KLA Corp.	4.950%	7/15/2052	7,600	6,517
	KLA Corp.	5.250%	7/15/2062	5,396	4,713
	Kyndryl Holdings Inc.	4.100%	10/15/2041	1,762	1,234
	Lam Research Corp.	4.875%	3/15/2049	269	233
	Lam Research Corp.	2.875%	6/15/2050	9,121	5,585
	Lam Research Corp.	3.125%	6/15/2060	128	75
	Micron Technology Inc.	3.366%	11/1/2041	2,580	1,932
	Micron Technology Inc.	3.477%	11/1/2051	4,707	3,151
	Microsoft Corp.	4.100%	2/6/2037	6,024	5,514
	Microsoft Corp.	5.200%	6/1/2039	2,684	2,676
	Microsoft Corp.	4.500%	10/1/2040	6,303	5,710
31

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	5.300%	2/8/2041	3,834	3,800
	Microsoft Corp.	3.750%	2/12/2045	2,252	1,728
	Microsoft Corp.	4.450%	11/3/2045	5,448	4,600
	Microsoft Corp.	3.700%	8/8/2046	5,052	3,776
	Microsoft Corp.	4.250%	2/6/2047	4,798	3,891
[3]	Microsoft Corp.	2.525%	6/1/2050	22,331	12,586
	Microsoft Corp.	2.500%	9/15/2050	3,464	1,940
	Microsoft Corp.	2.921%	3/17/2052	26,484	15,937
	Microsoft Corp.	2.675%	6/1/2060	21,980	11,432
	Microsoft Corp.	3.041%	3/17/2062	3,060	1,728
	Moody's Corp.	2.750%	8/19/2041	56	38
	Moody's Corp.	5.250%	7/15/2044	4,344	3,958
	Moody's Corp.	4.875%	12/17/2048	2,729	2,310
	Moody's Corp.	3.750%	2/25/2052	1,265	879
	Moody's Corp.	3.100%	11/29/2061	8,057	4,578
	Motorola Solutions Inc.	5.500%	9/1/2044	3,406	3,151
	Nokia OYJ	6.625%	5/15/2039	5,373	5,496
	NVIDIA Corp.	3.500%	4/1/2040	759	599
	NVIDIA Corp.	5.550%	6/15/2046	11,857	10,914
	NVIDIA Corp.	3.500%	4/1/2050	10,296	6,923
	NVIDIA Corp.	5.625%	6/15/2056	13,350	12,003
	NXP BV	3.250%	5/11/2041	7,228	5,247
	NXP BV	3.125%	2/15/2042	43	31
	NXP BV	3.250%	11/30/2051	288	181
	Oracle Corp.	3.800%	11/15/2037	11,342	8,622
	Oracle Corp.	6.500%	4/15/2038	9,470	9,144
	Oracle Corp.	6.125%	7/8/2039	801	731
	Oracle Corp.	3.600%	4/1/2040	14,069	9,746
	Oracle Corp.	5.375%	7/15/2040	8,159	6,775
	Oracle Corp.	3.650%	3/25/2041	11,446	7,735
	Oracle Corp.	4.500%	7/8/2044	3,404	2,397
	Oracle Corp.	4.125%	5/15/2045	13,267	8,748
	Oracle Corp.	5.875%	9/26/2045	6,443	5,322
	Oracle Corp.	6.550%	2/4/2046	9,084	8,100
	Oracle Corp.	4.000%	7/15/2046	11,916	7,628
	Oracle Corp.	4.000%	11/15/2047	8,470	5,309
	Oracle Corp.	3.600%	4/1/2050	12,953	7,496
	Oracle Corp.	3.950%	3/25/2051	8,560	5,199
	Oracle Corp.	6.900%	11/9/2052	1,500	1,354
	Oracle Corp.	5.550%	2/6/2053	10,827	8,179
	Oracle Corp.	5.375%	9/27/2054	12,038	8,804
	Oracle Corp.	4.375%	5/15/2055	9,015	5,676
	Oracle Corp.	6.000%	8/3/2055	695	559
	Oracle Corp.	5.950%	9/26/2055	18,566	14,750
	Oracle Corp.	6.700%	2/4/2056	25,451	22,416
	Oracle Corp.	3.850%	4/1/2060	16,020	8,991
	Oracle Corp.	4.100%	3/25/2061	11,085	6,479
	Oracle Corp.	5.500%	9/27/2064	485	349
	Oracle Corp.	6.125%	8/3/2065	8,368	6,617
	Oracle Corp.	6.100%	9/26/2065	11,726	9,234
	Oracle Corp.	6.850%	2/4/2066	11,556	10,135
	QUALCOMM Inc.	4.800%	5/20/2045	10,455	8,923
	QUALCOMM Inc.	4.300%	5/20/2047	10,998	8,602
	QUALCOMM Inc.	3.250%	5/20/2050	5,933	3,792
	QUALCOMM Inc.	6.000%	5/20/2053	431	421
	Quanta Services Inc.	3.050%	10/1/2041	792	560
	S&P Global Inc.	3.700%	3/1/2052	8,908	6,304
	S&P Global Inc.	2.300%	8/15/2060	1,732	804
	S&P Global Inc.	3.900%	3/1/2062	4,171	2,860
	Salesforce Inc.	2.700%	7/15/2041	10,515	7,007
	Salesforce Inc.	6.400%	3/15/2046	3,592	3,538
	Salesforce Inc.	2.900%	7/15/2051	14,574	8,226
	Salesforce Inc.	6.550%	3/15/2056	10,548	10,280
	Salesforce Inc.	3.050%	7/15/2061	11,479	6,113
	Salesforce Inc.	6.700%	3/15/2066	585	575
[2]	ServiceNow Inc.	6.300%	5/15/2056	2,550	2,526
	Synopsys Inc.	5.700%	4/1/2055	9,318	8,628
	Texas Instruments Inc.	3.875%	3/15/2039	590	499
	Texas Instruments Inc.	4.150%	5/15/2048	3,563	2,786
	Texas Instruments Inc.	2.700%	9/15/2051	50	29
32

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	4.100%	8/16/2052	3,482	2,616
	Texas Instruments Inc.	5.000%	3/14/2053	6,847	5,932
	Texas Instruments Inc.	5.150%	2/8/2054	180	160
	Texas Instruments Inc.	5.050%	5/18/2063	8,956	7,549
[2]	TR Finance LLC	5.850%	4/15/2040	2,940	2,877
[2]	TR Finance LLC	5.650%	11/23/2043	655	624
	TSMC Arizona Corp.	3.125%	10/25/2041	3,130	2,422
	TSMC Arizona Corp.	3.250%	10/25/2051	590	414
	TSMC Arizona Corp.	4.500%	4/22/2052	1,060	921
	Verisk Analytics Inc.	5.500%	6/15/2045	2,127	1,948
	Verisk Analytics Inc.	3.625%	5/15/2050	7,472	5,038
					856,051
Utilities (13.6%)
	AEP Texas Inc.	3.800%	10/1/2047	1,327	950
[2]	AEP Texas Inc.	4.150%	5/1/2049	2,103	1,560
[2]	AEP Texas Inc.	3.450%	1/15/2050	169	111
	AEP Texas Inc.	5.250%	5/15/2052	526	455
	AEP Texas Inc.	5.850%	10/15/2055	2,117	1,980
	AEP Transmission Co. LLC	4.000%	12/1/2046	1,336	1,029
	AEP Transmission Co. LLC	3.750%	12/1/2047	2,274	1,650
	AEP Transmission Co. LLC	4.250%	9/15/2048	150	117
	AEP Transmission Co. LLC	3.800%	6/15/2049	960	688
	AEP Transmission Co. LLC	3.150%	9/15/2049	1,695	1,080
[2]	AEP Transmission Co. LLC	3.650%	4/1/2050	7,327	5,123
[2]	AEP Transmission Co. LLC	2.750%	8/15/2051	1,036	601
[2]	AEP Transmission Co. LLC	4.500%	6/15/2052	5,306	4,224
	AEP Transmission Co. LLC	5.400%	3/15/2053	5,512	5,021
	Alabama Power Co.	6.125%	5/15/2038	1,615	1,689
	Alabama Power Co.	6.000%	3/1/2039	206	211
	Alabama Power Co.	3.850%	12/1/2042	248	194
	Alabama Power Co.	4.150%	8/15/2044	334	267
	Alabama Power Co.	3.750%	3/1/2045	7,951	5,953
	Alabama Power Co.	4.300%	1/2/2046	25	20
[2]	Alabama Power Co.	3.700%	12/1/2047	460	332
[2]	Alabama Power Co.	4.300%	7/15/2048	2,793	2,203
	Alabama Power Co.	3.450%	10/1/2049	405	275
	Alabama Power Co.	3.125%	7/15/2051	8,286	5,182
	Alabama Power Co.	3.000%	3/15/2052	6,706	4,083
	Ameren Illinois Co.	3.700%	12/1/2047	3,925	2,836
	Ameren Illinois Co.	4.500%	3/15/2049	2,574	2,098
	Ameren Illinois Co.	3.250%	3/15/2050	2,217	1,459
	Ameren Illinois Co.	5.900%	12/1/2052	130	127
	Ameren Illinois Co.	5.550%	7/1/2054	2,166	2,012
	Ameren Illinois Co.	5.625%	3/1/2055	6,168	5,784
	American Electric Power Co. Inc.	3.250%	3/1/2050	816	522
	American Water Capital Corp.	6.593%	10/15/2037	2,937	3,181
	American Water Capital Corp.	4.300%	12/1/2042	1,281	1,068
	American Water Capital Corp.	4.300%	9/1/2045	75	61
	American Water Capital Corp.	4.000%	12/1/2046	2,102	1,601
	American Water Capital Corp.	3.750%	9/1/2047	911	663
	American Water Capital Corp.	4.200%	9/1/2048	4,018	3,110
	American Water Capital Corp.	4.150%	6/1/2049	47	36
	American Water Capital Corp.	3.450%	5/1/2050	2,270	1,529
	American Water Capital Corp.	3.250%	6/1/2051	1,470	940
	American Water Capital Corp.	5.450%	3/1/2054	3,279	2,994
	American Water Capital Corp.	5.700%	9/1/2055	6,720	6,339
	Appalachian Power Co.	7.000%	4/1/2038	4,426	4,834
	Appalachian Power Co.	4.400%	5/15/2044	2,854	2,311
	Appalachian Power Co.	4.450%	6/1/2045	255	205
[2]	Appalachian Power Co.	4.500%	3/1/2049	50	40
[2]	Appalachian Power Co.	3.700%	5/1/2050	4,085	2,800
	Arizona Public Service Co.	5.050%	9/1/2041	2,120	1,912
	Arizona Public Service Co.	4.350%	11/15/2045	73	58
	Arizona Public Service Co.	3.750%	5/15/2046	420	304
	Arizona Public Service Co.	4.200%	8/15/2048	1,677	1,282
	Arizona Public Service Co.	4.250%	3/1/2049	1,410	1,074
	Arizona Public Service Co.	3.500%	12/1/2049	2,364	1,580
	Arizona Public Service Co.	3.350%	5/15/2050	212	137
	Arizona Public Service Co.	2.650%	9/15/2050	635	362
33

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	5.900%	8/15/2055	6,492	6,182
	Arizona Public Service Co.	6.250%	8/15/2056	2,500	2,484
	Atmos Energy Corp.	5.500%	6/15/2041	2,337	2,287
	Atmos Energy Corp.	4.150%	1/15/2043	3,255	2,679
	Atmos Energy Corp.	4.125%	10/15/2044	6,706	5,401
	Atmos Energy Corp.	4.300%	10/1/2048	130	103
	Atmos Energy Corp.	3.375%	9/15/2049	115	78
	Atmos Energy Corp.	2.850%	2/15/2052	979	581
	Atmos Energy Corp.	5.750%	10/15/2052	162	156
	Atmos Energy Corp.	6.200%	11/15/2053	270	275
	Atmos Energy Corp.	5.000%	12/15/2054	5,454	4,697
	Atmos Energy Corp.	5.450%	1/15/2056	6,361	5,865
	Avista Corp.	4.350%	6/1/2048	695	551
	Avista Corp.	4.000%	4/1/2052	2,713	1,972
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	200	212
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	3,836	2,700
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,236	893
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	2,041	1,584
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	94	60
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	4,406	2,643
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	3,366	2,667
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	2,215	1,994
[2]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	390	364
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	3,675	3,598
	Basin Electric Power Cooperative	5.850%	10/15/2055	1,867	1,748
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	5,898	6,073
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	7,299	6,618
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	1,632	1,344
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	7,614	5,458
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	6,221	4,923
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	6,770	5,129
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	6,299	3,663
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	29	23
	Black Hills Corp.	4.200%	9/15/2046	2,809	2,217
	Black Hills Corp.	3.875%	10/15/2049	2,758	1,946
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	28	21
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	3,382	2,072
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	6,645	4,399
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	95	66
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	1,828	1,554
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,755	1,597
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	2,342	2,332
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	330	272
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	2,326	2,358
	CMS Energy Corp.	4.875%	3/1/2044	2,114	1,801
	Commonwealth Edison Co.	6.450%	1/15/2038	138	147
	Commonwealth Edison Co.	3.800%	10/1/2042	1,995	1,561
	Commonwealth Edison Co.	4.600%	8/15/2043	30	26
	Commonwealth Edison Co.	3.700%	3/1/2045	6,050	4,489
	Commonwealth Edison Co.	4.350%	11/15/2045	3,478	2,811
	Commonwealth Edison Co.	3.650%	6/15/2046	6,695	4,848
[2]	Commonwealth Edison Co.	3.750%	8/15/2047	200	145
	Commonwealth Edison Co.	4.000%	3/1/2048	8,128	6,104
	Commonwealth Edison Co.	4.000%	3/1/2049	50	37
[2]	Commonwealth Edison Co.	3.200%	11/15/2049	2,578	1,664
	Commonwealth Edison Co.	3.000%	3/1/2050	287	177
[2]	Commonwealth Edison Co.	3.125%	3/15/2051	35	22
[2]	Commonwealth Edison Co.	2.750%	9/1/2051	325	187
[2]	Commonwealth Edison Co.	3.850%	3/15/2052	52	37
	Commonwealth Edison Co.	5.300%	2/1/2053	5,698	5,076
	Commonwealth Edison Co.	5.650%	6/1/2054	90	84
	Commonwealth Edison Co.	5.950%	6/1/2055	5,667	5,511
	Commonwealth Edison Co.	5.850%	6/1/2056	32	31
	Connecticut Light & Power Co.	4.300%	4/15/2044	90	74
	Connecticut Light & Power Co.	4.000%	4/1/2048	8,293	6,306
	Connecticut Light & Power Co.	5.250%	1/15/2053	130	117
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	75	79
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	960	1,047
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	4,449	4,337
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	1,367	1,350
34

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	1,198	988
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	125	98
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	5,170	4,287
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	5,868	4,819
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	4,515	3,342
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	50	37
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	50	41
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	1,345	1,013
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	9,235	6,815
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	1,104	691
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	1,936	1,935
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	7,670	7,370
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	7,874	7,387
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	575	455
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	6,282	5,699
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	7,830	7,367
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	2,120	2,023
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	1,278	836
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	966	539
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	2,045	1,317
	Constellation Energy Generation LLC	6.250%	10/1/2039	515	526
	Constellation Energy Generation LLC	5.750%	10/1/2041	3,395	3,326
	Constellation Energy Generation LLC	5.600%	6/15/2042	269	256
	Constellation Energy Generation LLC	6.500%	10/1/2053	3,662	3,766
	Constellation Energy Generation LLC	5.750%	3/15/2054	3,168	2,978
	Constellation Energy Generation LLC	5.875%	1/15/2066	7,163	6,679
	Consumers Energy Co.	3.250%	8/15/2046	3,662	2,530
	Consumers Energy Co.	3.950%	7/15/2047	50	38
	Consumers Energy Co.	4.050%	5/15/2048	79	60
	Consumers Energy Co.	4.350%	4/15/2049	50	40
	Consumers Energy Co.	3.750%	2/15/2050	2,534	1,811
	Consumers Energy Co.	3.100%	8/15/2050	4,979	3,175
	Consumers Energy Co.	3.500%	8/1/2051	7,752	5,280
	Consumers Energy Co.	2.650%	8/15/2052	2,011	1,150
	Consumers Energy Co.	4.200%	9/1/2052	2,293	1,743
	Consumers Energy Co.	6.100%	8/15/2056	1,094	1,096
	Consumers Energy Co.	2.500%	5/1/2060	25	13
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	8,468	8,341
	Dayton Power & Light Co.	3.950%	6/15/2049	300	218
	Delmarva Power & Light Co.	4.150%	5/15/2045	75	59
	Dominion Energy Inc.	7.000%	6/15/2038	210	229
[2]	Dominion Energy Inc.	3.300%	4/15/2041	4,956	3,637
[2]	Dominion Energy Inc.	4.900%	8/1/2041	215	190
[2]	Dominion Energy Inc.	4.050%	9/15/2042	2,505	1,971
	Dominion Energy Inc.	4.700%	12/1/2044	3,585	2,998
[2]	Dominion Energy Inc.	4.600%	3/15/2049	1,193	949
[2]	Dominion Energy Inc.	4.850%	8/15/2052	740	606
	Dominion Energy Inc.	6.250%	12/15/2056	1,050	1,035
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	197	203
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	1,125	1,084
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	1,379	1,182
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	1,564	1,597
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	315	267
[2]	DTE Electric Co.	4.000%	4/1/2043	30	24
	DTE Electric Co.	4.300%	7/1/2044	25	20
	DTE Electric Co.	3.700%	3/15/2045	2,820	2,104
	DTE Electric Co.	3.750%	8/15/2047	425	312
	DTE Electric Co.	3.950%	3/1/2049	4,773	3,554
	DTE Electric Co.	2.950%	3/1/2050	3,899	2,434
[2]	DTE Electric Co.	3.250%	4/1/2051	36	23
[2]	DTE Electric Co.	3.650%	3/1/2052	4,225	2,931
	DTE Electric Co.	5.400%	4/1/2053	83	76
	DTE Electric Co.	5.850%	5/15/2055	6,614	6,399
[2]	DTE Electric Co.	5.550%	3/1/2056	5,430	5,036
	Duke Energy Carolinas LLC	6.100%	6/1/2037	310	321
	Duke Energy Carolinas LLC	6.000%	1/15/2038	154	159
	Duke Energy Carolinas LLC	6.050%	4/15/2038	40	42
	Duke Energy Carolinas LLC	5.300%	2/15/2040	6,534	6,280
	Duke Energy Carolinas LLC	4.250%	12/15/2041	6,766	5,666
	Duke Energy Carolinas LLC	4.000%	9/30/2042	6,352	5,098
35

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.750%	6/1/2045	355	265
	Duke Energy Carolinas LLC	3.875%	3/15/2046	2,319	1,746
	Duke Energy Carolinas LLC	3.700%	12/1/2047	966	695
	Duke Energy Carolinas LLC	3.950%	3/15/2048	621	462
	Duke Energy Carolinas LLC	3.200%	8/15/2049	8,641	5,601
	Duke Energy Carolinas LLC	3.450%	4/15/2051	2,474	1,654
	Duke Energy Carolinas LLC	3.550%	3/15/2052	115	78
	Duke Energy Carolinas LLC	5.350%	1/15/2053	8,014	7,226
	Duke Energy Carolinas LLC	5.400%	1/15/2054	7,236	6,585
	Duke Energy Carolinas LLC	5.750%	6/15/2056	1,050	999
	Duke Energy Corp.	3.300%	6/15/2041	7,344	5,406
	Duke Energy Corp.	3.750%	9/1/2046	8,312	5,956
	Duke Energy Corp.	3.950%	8/15/2047	85	62
	Duke Energy Corp.	3.500%	6/15/2051	7,606	4,944
	Duke Energy Corp.	5.000%	8/15/2052	8,520	7,078
	Duke Energy Corp.	6.100%	9/15/2053	1,855	1,807
	Duke Energy Corp.	5.800%	6/15/2054	2,245	2,086
	Duke Energy Corp.	5.700%	9/15/2055	1,473	1,351
	Duke Energy Florida LLC	6.350%	9/15/2037	102	108
	Duke Energy Florida LLC	6.400%	6/15/2038	6,520	6,913
	Duke Energy Florida LLC	5.650%	4/1/2040	62	62
	Duke Energy Florida LLC	3.850%	11/15/2042	626	492
	Duke Energy Florida LLC	3.400%	10/1/2046	7,425	5,177
	Duke Energy Florida LLC	4.200%	7/15/2048	3,404	2,626
	Duke Energy Florida LLC	3.000%	12/15/2051	2,406	1,467
	Duke Energy Florida LLC	5.950%	11/15/2052	1,634	1,596
	Duke Energy Indiana LLC	6.450%	4/1/2039	180	192
[2]	Duke Energy Indiana LLC	4.900%	7/15/2043	175	156
	Duke Energy Indiana LLC	3.750%	5/15/2046	6,459	4,763
[2]	Duke Energy Indiana LLC	3.250%	10/1/2049	3,845	2,499
	Duke Energy Indiana LLC	2.750%	4/1/2050	1,360	796
	Duke Energy Indiana LLC	5.400%	4/1/2053	879	792
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,750	1,700
	Duke Energy Ohio Inc.	3.700%	6/15/2046	440	320
	Duke Energy Ohio Inc.	4.300%	2/1/2049	62	48
	Duke Energy Ohio Inc.	5.650%	4/1/2053	50	47
	Duke Energy Ohio Inc.	5.550%	3/15/2054	872	803
	Duke Energy Progress LLC	6.300%	4/1/2038	125	132
	Duke Energy Progress LLC	4.100%	5/15/2042	155	126
	Duke Energy Progress LLC	4.100%	3/15/2043	880	708
	Duke Energy Progress LLC	4.375%	3/30/2044	4,152	3,418
	Duke Energy Progress LLC	4.150%	12/1/2044	40	32
	Duke Energy Progress LLC	4.200%	8/15/2045	5,853	4,649
	Duke Energy Progress LLC	3.700%	10/15/2046	370	269
	Duke Energy Progress LLC	3.600%	9/15/2047	3,340	2,362
	Duke Energy Progress LLC	2.500%	8/15/2050	400	221
	Duke Energy Progress LLC	2.900%	8/15/2051	3,007	1,792
	Duke Energy Progress LLC	4.000%	4/1/2052	3,212	2,343
	Duke Energy Progress LLC	5.350%	3/15/2053	5,888	5,293
	Duke Energy Progress LLC	5.550%	3/15/2055	140	129
	El Paso Electric Co.	5.000%	12/1/2044	641	545
	Emera US Finance LP	4.750%	6/15/2046	5,098	4,208
	Entergy Arkansas LLC	4.200%	4/1/2049	5,359	4,105
	Entergy Arkansas LLC	2.650%	6/15/2051	135	76
	Entergy Arkansas LLC	3.350%	6/15/2052	2,420	1,559
	Entergy Arkansas LLC	5.750%	1/15/2056	5,999	5,665
	Entergy Corp.	6.500%	12/15/2056	938	936
	Entergy Louisiana LLC	3.100%	6/15/2041	6,450	4,725
	Entergy Louisiana LLC	4.950%	1/15/2045	1,480	1,294
	Entergy Louisiana LLC	4.200%	9/1/2048	7,560	5,792
	Entergy Louisiana LLC	4.200%	4/1/2050	100	76
	Entergy Louisiana LLC	2.900%	3/15/2051	1,742	1,035
	Entergy Louisiana LLC	4.750%	9/15/2052	55	45
	Entergy Louisiana LLC	5.700%	3/15/2054	6,236	5,846
	Entergy Louisiana LLC	5.800%	3/15/2055	7,104	6,728
	Entergy Louisiana LLC	5.650%	4/15/2056	2,920	2,714
	Entergy Louisiana LLC	6.200%	9/15/2056	2,075	2,073
	Entergy Mississippi LLC	3.850%	6/1/2049	1,605	1,157
	Entergy Mississippi LLC	3.500%	6/1/2051	175	117
	Entergy Mississippi LLC	5.850%	6/1/2054	1,625	1,545
36

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Mississippi LLC	5.800%	4/15/2055	513	486
	Entergy Texas Inc.	4.500%	3/30/2039	815	721
	Entergy Texas Inc.	3.550%	9/30/2049	165	113
	Entergy Texas Inc.	5.000%	9/15/2052	192	162
	Entergy Texas Inc.	5.800%	9/1/2053	289	275
	Essential Utilities Inc.	4.276%	5/1/2049	1,953	1,509
	Essential Utilities Inc.	3.351%	4/15/2050	520	338
	Essential Utilities Inc.	5.300%	5/1/2052	3,525	3,113
	Evergy Kansas Central Inc.	4.125%	3/1/2042	3,750	3,095
	Evergy Kansas Central Inc.	4.100%	4/1/2043	50	40
	Evergy Kansas Central Inc.	4.250%	12/1/2045	2,167	1,726
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,514	991
	Evergy Kansas Central Inc.	3.450%	4/15/2050	150	101
	Evergy Metro Inc.	5.300%	10/1/2041	2,361	2,221
	Evergy Metro Inc.	4.200%	6/15/2047	1,523	1,196
	Evergy Metro Inc.	4.200%	3/15/2048	1,813	1,401
	Eversource Energy	3.450%	1/15/2050	1,217	806
[2]	Eversource Energy	6.350%	8/15/2056	1,629	1,624
	Exelon Corp.	4.450%	4/15/2046	180	143
	Exelon Corp.	4.700%	4/15/2050	5,818	4,666
	Exelon Corp.	4.100%	3/15/2052	50	36
	Exelon Corp.	5.600%	3/15/2053	7,504	6,819
	Exelon Corp.	5.875%	3/15/2055	890	840
[2]	FirstEnergy Corp.	4.850%	7/15/2047	4,028	3,340
[2]	FirstEnergy Corp.	3.400%	3/1/2050	6,769	4,401
	Florida Power & Light Co.	5.650%	2/1/2037	845	860
	Florida Power & Light Co.	5.950%	2/1/2038	4,741	4,878
	Florida Power & Light Co.	5.960%	4/1/2039	2,083	2,132
	Florida Power & Light Co.	5.690%	3/1/2040	3,185	3,171
	Florida Power & Light Co.	5.250%	2/1/2041	345	327
	Florida Power & Light Co.	4.125%	2/1/2042	3,286	2,716
	Florida Power & Light Co.	4.050%	6/1/2042	7,022	5,729
	Florida Power & Light Co.	3.800%	12/15/2042	692	541
	Florida Power & Light Co.	4.050%	10/1/2044	1,050	825
	Florida Power & Light Co.	3.700%	12/1/2047	5,406	3,905
	Florida Power & Light Co.	3.950%	3/1/2048	8,599	6,461
	Florida Power & Light Co.	4.125%	6/1/2048	2,024	1,550
	Florida Power & Light Co.	3.990%	3/1/2049	6,658	4,978
	Florida Power & Light Co.	3.150%	10/1/2049	3,345	2,153
	Florida Power & Light Co.	2.875%	12/4/2051	11,326	6,744
	Florida Power & Light Co.	5.300%	4/1/2053	584	523
	Florida Power & Light Co.	5.600%	6/15/2054	460	431
	Florida Power & Light Co.	5.700%	3/15/2055	3,114	2,956
	Florida Power & Light Co.	5.750%	6/1/2056	691	660
	Florida Power & Light Co.	5.800%	3/15/2065	552	520
	Florida Power & Light Co.	5.600%	2/15/2066	8,607	7,840
	Florida Power & Light Co.	5.900%	6/1/2066	405	386
[2]	Georgia Power Co.	4.750%	9/1/2040	6,015	5,443
	Georgia Power Co.	4.300%	3/15/2042	3,652	3,067
[2]	Georgia Power Co.	3.700%	1/30/2050	1,447	1,022
[2]	Georgia Power Co.	3.250%	3/15/2051	8,999	5,769
	Georgia Power Co.	5.125%	5/15/2052	740	652
	Georgia Power Co.	5.500%	10/1/2055	1,625	1,495
[2]	Idaho Power Co.	4.200%	3/1/2048	3,045	2,371
[2]	Idaho Power Co.	5.500%	3/15/2053	200	186
[2]	Idaho Power Co.	5.800%	4/1/2054	300	289
[2]	Idaho Power Co.	5.700%	3/15/2055	5,465	5,151
	Indiana Michigan Power Co.	6.050%	3/15/2037	481	498
[2]	Indiana Michigan Power Co.	4.550%	3/15/2046	1,360	1,127
[2]	Indiana Michigan Power Co.	3.750%	7/1/2047	1,746	1,266
	Indiana Michigan Power Co.	4.250%	8/15/2048	155	120
	Indiana Michigan Power Co.	3.250%	5/1/2051	50	32
	Indiana Michigan Power Co.	5.625%	4/1/2053	1,758	1,643
	Indiana Michigan Power Co.	5.600%	3/15/2056	6,561	6,082
	Interstate Power & Light Co.	6.250%	7/15/2039	2,960	3,051
	Interstate Power & Light Co.	3.700%	9/15/2046	1,976	1,431
	Interstate Power & Light Co.	3.500%	9/30/2049	2,288	1,568
	Interstate Power & Light Co.	3.100%	11/30/2051	1,192	735
	ITC Holdings Corp.	5.300%	7/1/2043	1,078	982
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	417	380
37

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Utilities Co.	5.125%	11/1/2040	6,593	6,128
	Kentucky Utilities Co.	4.375%	10/1/2045	160	130
	Kentucky Utilities Co.	3.300%	6/1/2050	347	226
	Kentucky Utilities Co.	5.850%	8/15/2055	1,171	1,124
[2]	Louisville Gas & Electric Co.	5.850%	8/15/2055	2,689	2,579
[2]	MidAmerican Energy Co.	5.800%	10/15/2036	25	26
	MidAmerican Energy Co.	4.800%	9/15/2043	2,563	2,239
	MidAmerican Energy Co.	4.400%	10/15/2044	46	38
	MidAmerican Energy Co.	4.250%	5/1/2046	292	233
	MidAmerican Energy Co.	3.950%	8/1/2047	790	595
	MidAmerican Energy Co.	3.650%	8/1/2048	77	55
	MidAmerican Energy Co.	3.150%	4/15/2050	5,091	3,263
	MidAmerican Energy Co.	2.700%	8/1/2052	193	112
	MidAmerican Energy Co.	5.850%	9/15/2054	3,067	2,966
	MidAmerican Energy Co.	5.300%	2/1/2055	4,400	3,939
	MidAmerican Energy Co.	5.500%	11/15/2056	270	249
[2]	Mississippi Power Co.	4.250%	3/15/2042	647	531
[2]	Mississippi Power Co.	3.100%	7/30/2051	1,402	868
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	3,497	2,801
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	3,373	2,683
[2]	Nevada Power Co.	6.750%	7/1/2037	25	27
[2]	Nevada Power Co.	3.125%	8/1/2050	2,726	1,728
[2]	Nevada Power Co.	5.900%	5/1/2053	45	43
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/2052	5,964	3,506
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	3,290	2,836
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	3,672	3,287
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	5,957	5,594
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	30	28
[2]	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	4,200	4,095
[2]	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	3,425	3,339
	NiSource Inc.	5.650%	2/1/2045	6,099	5,741
	NiSource Inc.	4.375%	5/15/2047	4,302	3,390
	NiSource Inc.	3.950%	3/30/2048	4,612	3,377
	NiSource Inc.	5.000%	6/15/2052	30	25
	NiSource Inc.	5.850%	4/1/2055	8,503	7,999
	Northern States Power Co.	6.200%	7/1/2037	2,415	2,544
	Northern States Power Co.	5.350%	11/1/2039	3,303	3,214
	Northern States Power Co.	3.400%	8/15/2042	1,590	1,189
	Northern States Power Co.	3.600%	9/15/2047	420	302
	Northern States Power Co.	2.900%	3/1/2050	1,120	704
	Northern States Power Co.	2.600%	6/1/2051	80	46
	Northern States Power Co.	3.200%	4/1/2052	30	20
	Northern States Power Co.	4.500%	6/1/2052	30	24
	Northern States Power Co.	5.100%	5/15/2053	7,065	6,152
	Northern States Power Co.	5.400%	3/15/2054	6,358	5,815
	Northern States Power Co.	5.650%	6/15/2054	56	53
	Northern States Power Co.	5.650%	5/15/2055	5,802	5,460
	Northern States Power Co.	5.550%	5/15/2056	6,198	5,746
	NSTAR Electric Co.	5.500%	3/15/2040	2,957	2,881
	NSTAR Electric Co.	4.400%	3/1/2044	1,843	1,538
	NSTAR Electric Co.	4.950%	9/15/2052	130	111
	Oglethorpe Power Corp.	5.950%	11/1/2039	330	333
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,805	1,717
	Oglethorpe Power Corp.	4.500%	4/1/2047	1,615	1,291
	Oglethorpe Power Corp.	5.050%	10/1/2048	1,418	1,217
	Oglethorpe Power Corp.	3.750%	8/1/2050	590	407
	Oglethorpe Power Corp.	5.250%	9/1/2050	1,962	1,719
	Oglethorpe Power Corp.	6.200%	12/1/2053	865	855
	Ohio Power Co.	4.150%	4/1/2048	154	116
	Ohio Power Co.	4.000%	6/1/2049	232	169
[2]	Ohio Power Co.	2.900%	10/1/2051	127	74
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,835	1,423
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	2,124	1,570
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	1,131	1,055
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	1,510	1,445
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	5,205	5,044
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	357	414
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	125	117
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	2,045	1,762
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	2,003	1,870
38

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	3,958	2,955
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	107	78
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	85	64
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	4,320	3,084
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	5,515	3,463
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	4,375	3,054
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	360	202
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	6,508	5,499
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	2,528	2,277
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	805	742
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	640	611
[1]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	525	507
	ONE Gas Inc.	4.658%	2/1/2044	35	30
	ONE Gas Inc.	4.500%	11/1/2048	6,105	4,974
	Pacific Gas & Electric Co.	5.850%	11/1/2036	3,375	3,341
	Pacific Gas & Electric Co.	4.500%	7/1/2040	12,203	10,129
	Pacific Gas & Electric Co.	3.300%	8/1/2040	8,810	6,433
	Pacific Gas & Electric Co.	4.200%	6/1/2041	2,315	1,833
	Pacific Gas & Electric Co.	4.450%	4/15/2042	2,331	1,883
	Pacific Gas & Electric Co.	3.750%	8/15/2042	229	168
	Pacific Gas & Electric Co.	4.600%	6/15/2043	805	653
	Pacific Gas & Electric Co.	4.750%	2/15/2044	4,685	3,848
	Pacific Gas & Electric Co.	4.300%	3/15/2045	101	77
	Pacific Gas & Electric Co.	4.250%	3/15/2046	393	297
	Pacific Gas & Electric Co.	4.000%	12/1/2046	111	80
	Pacific Gas & Electric Co.	3.950%	12/1/2047	45	32
	Pacific Gas & Electric Co.	4.950%	7/1/2050	17,143	13,666
	Pacific Gas & Electric Co.	3.500%	8/1/2050	13,497	8,604
	Pacific Gas & Electric Co.	5.250%	3/1/2052	225	189
	Pacific Gas & Electric Co.	6.750%	1/15/2053	1,090	1,093
	Pacific Gas & Electric Co.	6.700%	4/1/2053	160	162
	Pacific Gas & Electric Co.	5.900%	10/1/2054	7,019	6,369
	Pacific Gas & Electric Co.	6.150%	3/1/2055	5,339	5,023
	Pacific Gas & Electric Co.	6.100%	10/15/2055	4,248	3,933
	Pacific Gas & Electric Co.	6.000%	5/1/2056	4,390	4,005
	Pacific Gas & Electric Co.	6.300%	8/15/2056	955	907
	PacifiCorp	5.750%	4/1/2037	3,094	3,031
	PacifiCorp	6.250%	10/15/2037	4,238	4,316
	PacifiCorp	6.350%	7/15/2038	2,215	2,261
	PacifiCorp	6.000%	1/15/2039	1,871	1,858
	PacifiCorp	4.100%	2/1/2042	1,469	1,145
	PacifiCorp	4.125%	1/15/2049	7,365	5,360
	PacifiCorp	4.150%	2/15/2050	5,410	3,925
	PacifiCorp	3.300%	3/15/2051	6,553	4,044
	PacifiCorp	2.900%	6/15/2052	1,165	660
	PacifiCorp	5.500%	5/15/2054	6,029	5,275
	PacifiCorp	5.800%	1/15/2055	4,961	4,503
	PECO Energy Co.	5.950%	10/1/2036	1,726	1,783
	PECO Energy Co.	4.150%	10/1/2044	975	778
	PECO Energy Co.	3.700%	9/15/2047	3,415	2,468
	PECO Energy Co.	3.900%	3/1/2048	3,045	2,262
	PECO Energy Co.	2.800%	6/15/2050	1,943	1,153
	PECO Energy Co.	2.850%	9/15/2051	160	94
	PECO Energy Co.	4.600%	5/15/2052	1,454	1,169
	PECO Energy Co.	4.375%	8/15/2052	4,706	3,649
	PECO Energy Co.	5.250%	9/15/2054	6,112	5,421
	PECO Energy Co.	5.650%	9/15/2055	1,704	1,601
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	797	670
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	1,573	1,111
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	1,257	820
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	130	112
	Potomac Electric Power Co.	6.500%	11/15/2037	748	800
	Potomac Electric Power Co.	4.150%	3/15/2043	25	20
	Potomac Electric Power Co.	5.500%	3/15/2054	430	395
	PPL Electric Utilities Corp.	6.250%	5/15/2039	7,173	7,520
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,889	1,512
	PPL Electric Utilities Corp.	4.150%	10/1/2045	29	23
	PPL Electric Utilities Corp.	3.950%	6/1/2047	470	356
	PPL Electric Utilities Corp.	4.150%	6/15/2048	210	163
	PPL Electric Utilities Corp.	3.000%	10/1/2049	50	31
39

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Electric Utilities Corp.	5.250%	5/15/2053	1,012	903
	PPL Electric Utilities Corp.	5.550%	8/15/2055	4,488	4,182
	PPL Electric Utilities Corp.	5.750%	5/15/2056	4,880	4,652
	Progress Energy Inc.	6.000%	12/1/2039	4,318	4,354
[2]	Public Service Co. of Colorado	6.250%	9/1/2037	1,148	1,199
	Public Service Co. of Colorado	6.500%	8/1/2038	2,722	2,895
	Public Service Co. of Colorado	3.600%	9/15/2042	195	148
	Public Service Co. of Colorado	4.300%	3/15/2044	3,104	2,545
	Public Service Co. of Colorado	3.800%	6/15/2047	4,140	3,030
[2]	Public Service Co. of Colorado	3.200%	3/1/2050	270	173
[2]	Public Service Co. of Colorado	2.700%	1/15/2051	50	29
[2]	Public Service Co. of Colorado	4.500%	6/1/2052	2,685	2,117
	Public Service Co. of Colorado	5.250%	4/1/2053	6,264	5,506
	Public Service Co. of Colorado	5.750%	5/15/2054	580	548
	Public Service Co. of Colorado	5.850%	5/15/2055	7,020	6,711
	Public Service Co. of Colorado	6.200%	8/15/2056	1,125	1,124
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,522	1,766
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,864	1,646
[2]	Public Service Co. of Oklahoma	3.150%	8/15/2051	104	65
[2]	Public Service Co. of Oklahoma	6.300%	8/15/2056	1,250	1,243
[2]	Public Service Electric & Gas Co.	5.800%	5/1/2037	90	93
[2]	Public Service Electric & Gas Co.	5.500%	3/1/2040	1,861	1,818
[2]	Public Service Electric & Gas Co.	3.950%	5/1/2042	4,715	3,804
[2]	Public Service Electric & Gas Co.	3.650%	9/1/2042	153	118
[2]	Public Service Electric & Gas Co.	3.800%	1/1/2043	300	236
[2]	Public Service Electric & Gas Co.	3.800%	3/1/2046	55	41
[2]	Public Service Electric & Gas Co.	3.600%	12/1/2047	4,923	3,519
[2]	Public Service Electric & Gas Co.	4.050%	5/1/2048	167	127
[2]	Public Service Electric & Gas Co.	3.850%	5/1/2049	155	113
[2]	Public Service Electric & Gas Co.	3.200%	8/1/2049	87	57
[2]	Public Service Electric & Gas Co.	3.150%	1/1/2050	1,152	741
[2]	Public Service Electric & Gas Co.	2.700%	5/1/2050	4,535	2,663
[2]	Public Service Electric & Gas Co.	2.050%	8/1/2050	205	104
[2]	Public Service Electric & Gas Co.	5.125%	3/15/2053	52	46
	Public Service Electric & Gas Co.	5.450%	8/1/2053	2,099	1,933
[2]	Public Service Electric & Gas Co.	5.450%	3/1/2054	3,554	3,277
	Public Service Electric & Gas Co.	5.300%	8/1/2054	2,063	1,860
[2]	Public Service Electric & Gas Co.	5.500%	3/1/2055	5,923	5,476
[2]	Public Service Electric & Gas Co.	5.625%	1/1/2056	1,235	1,162
[2]	Public Service Electric & Gas Co.	6.050%	8/1/2056	1,000	999
	Puget Sound Energy Inc.	6.274%	3/15/2037	4,275	4,529
	Puget Sound Energy Inc.	5.795%	3/15/2040	3,025	3,002
	Puget Sound Energy Inc.	5.638%	4/15/2041	1,498	1,460
	Puget Sound Energy Inc.	4.223%	6/15/2048	27	21
	Puget Sound Energy Inc.	3.250%	9/15/2049	4,892	3,187
	Puget Sound Energy Inc.	2.893%	9/15/2051	55	33
	Puget Sound Energy Inc.	5.448%	6/1/2053	658	602
	Puget Sound Energy Inc.	5.685%	6/15/2054	60	57
	Puget Sound Energy Inc.	5.598%	9/15/2055	1,655	1,534
	San Diego Gas & Electric Co.	6.000%	6/1/2039	2,470	2,508
	San Diego Gas & Electric Co.	4.500%	8/15/2040	2,904	2,524
	San Diego Gas & Electric Co.	4.150%	5/15/2048	100	76
[2]	San Diego Gas & Electric Co.	4.100%	6/15/2049	28	21
[2]	San Diego Gas & Electric Co.	3.320%	4/15/2050	2,137	1,379
[2]	San Diego Gas & Electric Co.	2.950%	8/15/2051	910	552
	San Diego Gas & Electric Co.	5.350%	4/1/2053	5,173	4,584
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,762	1,611
[2]	San Diego Gas & Electric Co.	5.950%	3/15/2056	2,262	2,183
	Sempra	3.800%	2/1/2038	7,899	6,498
	Sempra	6.000%	10/15/2039	1,255	1,249
	Sempra	4.000%	2/1/2048	5,749	4,166
	Sierra Pacific Power Co.	5.900%	3/15/2054	350	337
[2]	Southern California Edison Co.	5.950%	2/1/2038	2,187	2,160
	Southern California Edison Co.	5.500%	3/15/2040	429	399
	Southern California Edison Co.	4.500%	9/1/2040	6,271	5,221
	Southern California Edison Co.	4.050%	3/15/2042	125	97
[2]	Southern California Edison Co.	3.900%	3/15/2043	15	11
	Southern California Edison Co.	4.650%	10/1/2043	253	206
[2]	Southern California Edison Co.	3.600%	2/1/2045	1,000	689
	Southern California Edison Co.	4.000%	4/1/2047	11,188	7,954
40

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Southern California Edison Co.	4.125%	3/1/2048	10,276	7,409
[2]	Southern California Edison Co.	4.875%	3/1/2049	145	117
	Southern California Edison Co.	3.650%	2/1/2050	9,627	6,346
[2]	Southern California Edison Co.	2.950%	2/1/2051	4,854	2,787
[2]	Southern California Edison Co.	3.650%	6/1/2051	230	151
	Southern California Edison Co.	3.450%	2/1/2052	85	54
[2]	Southern California Edison Co.	5.450%	6/1/2052	35	30
	Southern California Edison Co.	5.700%	3/1/2053	346	307
	Southern California Edison Co.	5.875%	12/1/2053	4,646	4,211
	Southern California Edison Co.	5.750%	4/15/2054	210	187
	Southern California Edison Co.	5.900%	3/1/2055	2,687	2,451
	Southern California Edison Co.	6.200%	9/15/2055	6,012	5,671
	Southern California Gas Co.	5.125%	11/15/2040	2,385	2,221
	Southern California Gas Co.	3.750%	9/15/2042	362	278
[2]	Southern California Gas Co.	4.125%	6/1/2048	251	190
[2]	Southern California Gas Co.	4.300%	1/15/2049	60	47
[2]	Southern California Gas Co.	3.950%	2/15/2050	1,025	742
	Southern California Gas Co.	6.350%	11/15/2052	84	85
	Southern California Gas Co.	5.750%	6/1/2053	5,387	5,046
	Southern California Gas Co.	5.600%	4/1/2054	6,066	5,558
	Southern California Gas Co.	6.000%	6/15/2055	2,287	2,223
	Southern California Gas Co.	5.900%	6/1/2056	1,520	1,445
	Southern Co.	4.400%	7/1/2046	10,779	8,712
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	606	605
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	190	157
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	105	78
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	706	561
[2]	Southern Co. Gas Capital Corp.	3.150%	9/30/2051	850	533
	Southern Power Co.	5.150%	9/15/2041	3,230	2,957
	Southern Power Co.	5.250%	7/15/2043	1,076	973
[2]	Southern Power Co.	4.950%	12/15/2046	75	64
	Southwest Gas Corp.	3.800%	9/29/2046	1,388	1,014
	Southwest Gas Corp.	4.150%	6/1/2049	1,988	1,502
	Southwestern Electric Power Co.	6.200%	3/15/2040	1,748	1,786
[2]	Southwestern Electric Power Co.	3.900%	4/1/2045	2,644	1,960
[2]	Southwestern Electric Power Co.	3.850%	2/1/2048	1,010	719
	Southwestern Electric Power Co.	3.250%	11/1/2051	4,789	3,019
	Southwestern Electric Power Co.	5.900%	4/1/2056	2,335	2,195
	Southwestern Public Service Co.	5.300%	8/15/2036	2,295	2,239
	Southwestern Public Service Co.	3.400%	8/15/2046	1,982	1,386
	Southwestern Public Service Co.	3.700%	8/15/2047	2,454	1,771
[2]	Southwestern Public Service Co.	4.400%	11/15/2048	2,154	1,718
	Southwestern Public Service Co.	3.750%	6/15/2049	1,052	744
	Southwestern Public Service Co.	6.000%	6/1/2054	88	86
	Southwestern Public Service Co.	5.875%	8/15/2056	47	45
	Spire Missouri Inc.	3.300%	6/1/2051	1,077	709
	Tampa Electric Co.	4.100%	6/15/2042	2,338	1,911
	Tampa Electric Co.	4.450%	6/15/2049	2,403	1,917
	Tampa Electric Co.	3.625%	6/15/2050	2,239	1,557
	Tampa Electric Co.	3.450%	3/15/2051	175	118
	Tampa Electric Co.	5.000%	7/15/2052	2,230	1,922
	Toledo Edison Co.	6.150%	5/15/2037	2,029	2,135
	Tucson Electric Power Co.	4.850%	12/1/2048	703	596
	Tucson Electric Power Co.	5.900%	4/15/2055	3,594	3,477
	Union Electric Co.	5.300%	8/1/2037	2,188	2,154
	Union Electric Co.	8.450%	3/15/2039	180	224
	Union Electric Co.	3.900%	9/15/2042	807	640
	Union Electric Co.	3.650%	4/15/2045	595	439
	Union Electric Co.	4.000%	4/1/2048	257	194
	Union Electric Co.	3.250%	10/1/2049	3,322	2,166
	Union Electric Co.	2.625%	3/15/2051	25	14
	Union Electric Co.	3.900%	4/1/2052	4,326	3,132
	Union Electric Co.	5.450%	3/15/2053	275	252
	Union Electric Co.	5.250%	1/15/2054	27	24
	Union Electric Co.	5.125%	3/15/2055	40	35
	Union Electric Co.	5.550%	3/15/2056	5,610	5,182
	Union Electric Co.	5.750%	9/15/2056	1,311	1,245
[2]	Virginia Electric & Power Co.	6.000%	5/15/2037	5,712	5,840
	Virginia Electric & Power Co.	6.350%	11/30/2037	574	601
	Virginia Electric & Power Co.	8.875%	11/15/2038	1,092	1,380
41

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	4.000%	1/15/2043	1,294	1,023
[2]	Virginia Electric & Power Co.	4.650%	8/15/2043	6,047	5,162
	Virginia Electric & Power Co.	4.450%	2/15/2044	3,512	2,909
[2]	Virginia Electric & Power Co.	4.200%	5/15/2045	376	296
[2]	Virginia Electric & Power Co.	4.000%	11/15/2046	3,223	2,438
[2]	Virginia Electric & Power Co.	3.800%	9/15/2047	599	436
	Virginia Electric & Power Co.	4.600%	12/1/2048	50	41
	Virginia Electric & Power Co.	3.300%	12/1/2049	610	396
	Virginia Electric & Power Co.	2.450%	12/15/2050	5,225	2,818
	Virginia Electric & Power Co.	2.950%	11/15/2051	6,977	4,142
[2]	Virginia Electric & Power Co.	4.625%	5/15/2052	4,477	3,580
	Virginia Electric & Power Co.	5.450%	4/1/2053	6,676	6,026
	Virginia Electric & Power Co.	5.700%	8/15/2053	70	65
	Virginia Electric & Power Co.	5.350%	1/15/2054	3,016	2,673
	Virginia Electric & Power Co.	5.550%	8/15/2054	382	348
	Virginia Electric & Power Co.	5.650%	3/15/2055	5,440	5,046
[2]	Virginia Electric & Power Co.	5.600%	9/15/2055	7,369	6,785
	Virginia Electric & Power Co.	5.700%	3/15/2056	4,288	4,000
	Virginia Electric & Power Co.	6.300%	8/15/2056	907	916
[2]	Washington Gas Light Co.	3.796%	9/15/2046	305	225
[2]	Washington Gas Light Co.	3.650%	9/15/2049	1,011	696
	Wisconsin Electric Power Co.	5.700%	12/1/2036	2,111	2,169
	Wisconsin Electric Power Co.	4.300%	10/15/2048	1,681	1,328
	Wisconsin Electric Power Co.	5.050%	10/1/2054	2,135	1,861
	Wisconsin Electric Power Co.	5.650%	3/15/2056	375	357
	Wisconsin Power & Light Co.	6.375%	8/15/2037	1,199	1,260
	Wisconsin Power & Light Co.	3.650%	4/1/2050	558	384
	Wisconsin Power & Light Co.	5.700%	12/15/2055	525	491
	Wisconsin Public Service Corp.	3.671%	12/1/2042	1,856	1,437
	Wisconsin Public Service Corp.	4.752%	11/1/2044	321	278
	Wisconsin Public Service Corp.	3.300%	9/1/2049	2,272	1,511
	Wisconsin Public Service Corp.	2.850%	12/1/2051	951	565
	Wisconsin Public Service Corp.	6.050%	8/15/2056	1,450	1,440
	Xcel Energy Inc.	3.500%	12/1/2049	4,889	3,300
					1,331,087
Total Corporate Bonds (Cost $10,422,784)					9,569,098
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4]	Vanguard Market Liquidity Fund (Cost $30,813)	3.731%		308,158	30,812
Total Investments (98.3%) (Cost $10,458,786)					9,605,107
Other Assets and Liabilities—Net (1.7%)					165,621
Net Assets (100%)					9,770,728

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $67,618, representing 0.7% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Securities with a value of $1,306 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
42

Long-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2026	18	1,970	—

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2026	(179)	(19,696)	169
				169
See accompanying Notes, which are an integral part of the Financial Statements.
43

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,427,973)	9,574,295
Affiliated Issuers (Cost $30,813)	30,812
Total Investments in Securities	9,605,107
Investment in Vanguard	205
Cash	63
Cash Collateral Received for ETF Capital Activity	6,195
Receivables for Investment Securities Sold	58,566
Receivables for Accrued Income	151,944
Receivables for Capital Shares Issued	3,159
Variation Margin Receivable—Futures Contracts	127
Total Assets	9,825,366
Liabilities
Payables for Investment Securities Purchased	48,312
Collateral for ETF Capital Activity	6,195
Payables to Vanguard	131
Total Liabilities	54,638
Net Assets	9,770,728
At August 31, 2026, net assets consisted of:

Paid-in Capital	11,541,933
Total Distributable Earnings (Loss)	(1,771,205)
Net Assets	9,770,728

ETF Shares—Net Assets
Applicable to 124,316,680 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,969,698
Net Asset Value Per Share—ETF Shares	$72.15

Admiral™ Shares—Net Assets
Applicable to 16,837,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	326,414
Net Asset Value Per Share—Admiral Shares	$19.39

Institutional Shares—Net Assets
Applicable to 19,730,973 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	474,616
Net Asset Value Per Share—Institutional Shares	$24.05
44

Long-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	490,082
Total Income	490,082
Expenses
The Vanguard Group—Note C
Investment Advisory Services	317
Management and Administrative—ETF Shares[2]	1,512
Management and Administrative—Admiral Shares[2]	176
Management and Administrative—Institutional Shares[2]	119
Marketing and Distribution—ETF Shares	375
Marketing and Distribution—Admiral Shares	17
Marketing and Distribution—Institutional Shares	15
Custodian Fees	4
Auditing Fees	48
Accounting Fees[2]	54
Shareholders’ Reports—ETF Shares[2]	143
Shareholders’ Reports—Admiral Shares[2]	4
Shareholders’ Reports—Institutional Shares[2]	1
Trustees’ Fees and Expenses	5
Other Expenses	15
Total Expenses	2,805
Net Investment Income	487,277
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(284,077)
Futures Contracts	568
Swap Contracts	(42)
Realized Net Gain (Loss)	(283,551)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(180,049)
Futures Contracts	115
Change in Unrealized Appreciation (Depreciation)	(179,934)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,792

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,184, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes ($140,806) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	487,277	701,965
Realized Net Gain (Loss)	(283,551)	(876,462)
Change in Unrealized Appreciation (Depreciation)	(179,934)	(61,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,792	(235,846)
Distributions
ETF Shares	(431,061)	(682,660)
Admiral Shares	(17,646)	(20,168)
Institutional Shares	(22,763)	(20,422)
Total Distributions	(471,470)	(723,250)
Capital Share Transactions
ETF Shares	2,183,552	(4,890,888)
Admiral Shares	(16,902)	(19,941)
Institutional Shares	70,443	(3,413)
Net Increase (Decrease) from Capital Share Transactions	2,237,093	(4,914,242)
Total Increase (Decrease)	1,789,415	(5,873,338)
Net Assets
Beginning of Period	7,981,313	13,854,651
End of Period	9,770,728	7,981,313
See accompanying Notes, which are an integral part of the Financial Statements.
46

Long-Term Corporate Bond Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$75.54	$79.31	$75.91	$80.54	$108.31
Investment Operations
Net Investment Income[1]	4.120	4.077	3.941	3.692	3.286
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.429)	(3.691)	3.283	(4.727)	(27.794)
Total from Investment Operations	.691	.386	7.224	(1.035)	(24.508)
Distributions
Dividends from Net Investment Income	(4.081)	(4.156)	(3.824)	(3.595)	(3.262)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.081)	(4.156)	(3.824)	(3.595)	(3.262)
Net Asset Value, End of Period	$72.15	$75.54	$79.31	$75.91	$80.54
Total Return	0.82%	0.57%	9.90%	-1.27%	-23.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,970	$7,198	$13,012	$6,252	$4,545
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[3]	0.04%[3]
Ratio of Net Investment Income to Average Net Assets	5.46%	5.35%	5.17%	4.79%	3.47%
Portfolio Turnover Rate[4]	43%	44%	33%	33%	31%

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.01, $.00, $.00, $.05, and $.01.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Long-Term Corporate Bond Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$20.21	$21.22	$20.32	$21.56	$29.03
Investment Operations
Net Investment Income[1]	1.100	1.089	1.050	.984	.875
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.919 )	(.986 )	.878	(1.260)	(7.473)
Total from Investment Operations	.181	.103	1.928	(.276 )	(6.598)
Distributions
Dividends from Net Investment Income	(1.001)	(1.113)	(1.028)	(.964 )	(.872 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.001)	(1.113)	(1.028)	(.964 )	(.872 )
Net Asset Value, End of Period	$19.39	$20.21	$21.22	$20.32	$21.56
Total Return[3]	0.79%	0.57%	9.84%	-1.25%	-23.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$326	$358	$398	$319	$272
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[4]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	5.42%	5.33%	5.14%	4.75%	3.44%
Portfolio Turnover Rate[5]	43%	44%	33%	33%	31%

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.01, and $.00.
3
Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Long-Term Corporate Bond Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$25.07	$26.34	$25.21	$26.76	$36.02
Investment Operations
Net Investment Income[1]	1.372	1.356	1.307	1.227	1.092
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.144)	(1.240)	1.103	(1.575)	(9.264)
Total from Investment Operations	.228	.116	2.410	(.348 )	(8.172)
Distributions
Dividends from Net Investment Income	(1.248)	(1.386)	(1.280)	(1.202)	(1.088)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.248)	(1.386)	(1.280)	(1.202)	(1.088)
Net Asset Value, End of Period	$24.05	$25.07	$26.34	$25.21	$26.76
Total Return[3]	0.80%	0.53%	9.92%	-1.28%	-23.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$475	$425	$446	$414	$264
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[4]	0.05%[4]
Ratio of Net Investment Income to Average Net Assets	5.45%	5.36%	5.16%	4.78%	3.46%
Portfolio Turnover Rate[5]	43%	44%	33%	33%	31%

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.02, and $.00.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as
50

Long-Term Corporate Bond Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended August 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at August 31, 2026.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold.
Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
51

Long-Term Corporate Bond Index Fund
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $205,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,197	—	5,197
Corporate Bonds	—	9,569,098	—	9,569,098
Temporary Cash Investments	30,812	—	—	30,812
Total	30,812	9,574,295	—	9,605,107

Derivative Financial Instruments
Assets
Futures Contracts[1]	169	—	—	169

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At August 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	169	169
Total Assets	169	169

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	435	133	568
Swap Contracts	—	(42)	(42)
Realized Net Gain (Loss) on Derivatives	435	91	526

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	115	—	115
Change in Unrealized Appreciation (Depreciation) on Derivatives	115	—	115
52

Long-Term Corporate Bond Index Fund
F. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(141,881)
Total Distributable Earnings (Loss)	141,881
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	47,874
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(858,964)
Capital Loss Carryforwards	(960,115)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,771,205)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	471,470	723,250
Long-Term Capital Gains	—	—
Total	471,470	723,250

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,464,071
Gross Unrealized Appreciation	751
Gross Unrealized Depreciation	(859,715)
Net Unrealized Appreciation (Depreciation)	(858,964)
G. During the year ended August 31, 2026, the fund purchased $2,158,489,000 of investment securities and sold $2,017,313,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,725,542,000 and $1,735,761,000, respectively. In addition, the fund purchased and sold investment securities of $21,473,354,000 and $19,421,249,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	21,994,405	291,627	12,856,542	168,035
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(19,810,853)	(262,600)	(17,747,430)	(236,800)
Net Increase (Decrease)—ETF Shares	2,183,552	29,027	(4,890,888)	(68,765)
53

Long-Term Corporate Bond Index Fund
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	55,699	2,705	55,162	2,653
Issued in Lieu of Cash Distributions	11,690	577	13,380	656
Redeemed	(84,291)	(4,161)	(88,483)	(4,322)
Net Increase (Decrease)—Admiral Shares	(16,902)	(879)	(19,941)	(1,013)
Institutional Shares
Issued[1]	113,214	4,432	93,843	3,672
Issued in Lieu of Cash Distributions	22,763	906	20,405	808
Redeemed	(65,534)	(2,577)	(117,661)	(4,427)
Net Increase (Decrease)—Institutional Shares	70,443	2,761	(3,413)	53

1	Includes purchase fees for fiscal 2026 and 2025 of $1,641 and $1,493, respectively (fund totals).
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
54

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Long-Term Corporate Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Long-Term Corporate Bond Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
55

Tax information (unaudited)
The fund hereby designates for the fiscal year $1,781,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 90.5%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q16470 102026
56

Financial Statements
For the year ended August 31, 2026
Vanguard Short-Term Treasury Index Fund

Contents

Short-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
United States Treasury Note/Bond	3.750%	8/15/2027	334,733	333,282
United States Treasury Note/Bond	3.375%	9/15/2027	409,841	406,495
United States Treasury Note/Bond	0.375%	9/30/2027	366,141	351,367
United States Treasury Note/Bond	3.500%	9/30/2027	397,139	394,083
United States Treasury Note/Bond	4.125%	9/30/2027	319,530	319,156
United States Treasury Note/Bond	3.875%	10/15/2027	420,191	418,484
United States Treasury Note/Bond	0.500%	10/31/2027	326,260	312,458
United States Treasury Note/Bond	3.500%	10/31/2027	506,744	502,369
United States Treasury Note/Bond	4.125%	10/31/2027	308,734	308,240
United States Treasury Note/Bond	2.250%	11/15/2027	325,753	318,067
United States Treasury Note/Bond	4.125%	11/15/2027	417,035	416,269
United States Treasury Note/Bond	0.625%	11/30/2027	375,801	359,286
United States Treasury Note/Bond	3.375%	11/30/2027	346,799	343,006
United States Treasury Note/Bond	3.875%	11/30/2027	343,862	342,170
United States Treasury Note/Bond	4.000%	12/15/2027	413,446	412,025
United States Treasury Note/Bond	0.625%	12/31/2027	418,965	399,277
United States Treasury Note/Bond	3.375%	12/31/2027	421,824	416,864
United States Treasury Note/Bond	3.875%	12/31/2027	337,229	335,398
United States Treasury Note/Bond	4.250%	1/15/2028	503,880	503,526
United States Treasury Note/Bond	0.750%	1/31/2028	440,653	419,412
United States Treasury Note/Bond	3.500%	1/31/2028	810,171	801,341
United States Treasury Note/Bond	2.750%	2/15/2028	426,409	417,148
United States Treasury Note/Bond	4.250%	2/15/2028	434,559	434,220
United States Treasury Note/Bond	1.125%	2/29/2028	542,472	517,658
United States Treasury Note/Bond	3.375%	2/29/2028	507,060	500,365
United States Treasury Note/Bond	4.000%	2/29/2028	380,730	379,020
United States Treasury Note/Bond	3.875%	3/15/2028	491,917	488,785
United States Treasury Note/Bond	1.250%	3/31/2028	473,014	451,082
United States Treasury Note/Bond	3.625%	3/31/2028	368,959	365,082
United States Treasury Note/Bond	3.875%	3/31/2028	484,862	481,642
United States Treasury Note/Bond	3.750%	4/15/2028	491,842	487,442
United States Treasury Note/Bond	1.250%	4/30/2028	517,347	492,046
United States Treasury Note/Bond	3.500%	4/30/2028	368,544	363,707
United States Treasury Note/Bond	3.750%	4/30/2028	440,156	436,184
United States Treasury Note/Bond	2.875%	5/15/2028	525,350	512,914
United States Treasury Note/Bond	3.750%	5/15/2028	491,892	487,261
United States Treasury Note/Bond	1.250%	5/31/2028	508,531	482,429
United States Treasury Note/Bond	3.625%	5/31/2028	344,885	340,803
United States Treasury Note/Bond	4.000%	5/31/2028	420,190	417,909
United States Treasury Note/Bond	3.875%	6/15/2028	478,403	474,665
United States Treasury Note/Bond	1.250%	6/30/2028	472,142	446,764
United States Treasury Note/Bond	4.000%	6/30/2028	333,321	331,381
United States Treasury Note/Bond	4.125%	6/30/2028	463,194	461,493
United States Treasury Note/Bond	3.875%	7/15/2028	538,081	533,604
United States Treasury Note/Bond	1.000%	7/31/2028	509,823	478,815
United States Treasury Note/Bond	4.125%	7/31/2028	335,560	334,249
United States Treasury Note/Bond	4.250%	7/31/2028	452,300	451,576
United States Treasury Note/Bond	2.875%	8/15/2028	509,294	495,368
United States Treasury Note/Bond	3.625%	8/15/2028	463,055	456,905
United States Treasury Note/Bond	1.125%	8/31/2028	474,253	445,279
United States Treasury Note/Bond	4.125%	8/31/2028	400,000	398,375
United States Treasury Note/Bond	4.375%	8/31/2028	365,470	365,684
United States Treasury Note/Bond	3.375%	9/15/2028	448,325	439,849
United States Treasury Note/Bond	1.250%	9/30/2028	465,537	437,059
United States Treasury Note/Bond	4.625%	9/30/2028	388,049	390,111
United States Treasury Note/Bond	3.500%	10/15/2028	465,181	457,168
United States Treasury Note/Bond	1.375%	10/31/2028	449,284	421,853
United States Treasury Note/Bond	4.875%	10/31/2028	408,386	412,645
United States Treasury Note/Bond	3.125%	11/15/2028	442,716	431,268
United States Treasury Note/Bond	3.500%	11/15/2028	468,896	460,452
1

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.500%	11/30/2028	464,979	436,717
	United States Treasury Note/Bond	4.375%	11/30/2028	427,246	427,296
	United States Treasury Note/Bond	3.500%	12/15/2028	444,810	436,435
	United States Treasury Note/Bond	1.375%	12/31/2028	394,034	368,083
	United States Treasury Note/Bond	3.750%	12/31/2028	402,224	396,662
	United States Treasury Note/Bond	3.500%	1/15/2029	467,056	457,916
	United States Treasury Note/Bond	1.750%	1/31/2029	374,317	351,960
	United States Treasury Note/Bond	4.000%	1/31/2029	457,881	453,910
	United States Treasury Note/Bond	2.625%	2/15/2029	425,576	408,270
	United States Treasury Note/Bond	3.500%	2/15/2029	444,656	435,624
	United States Treasury Note/Bond	1.875%	2/28/2029	409,359	385,325
	United States Treasury Note/Bond	4.250%	2/28/2029	516,390	514,857
	United States Treasury Note/Bond	3.500%	3/15/2029	410,966	402,442
	United States Treasury Note/Bond	2.375%	3/31/2029	380,821	362,286
	United States Treasury Note/Bond	4.125%	3/31/2029	484,920	481,889
	United States Treasury Note/Bond	3.875%	4/15/2029	450,990	445,300
	United States Treasury Note/Bond	2.875%	4/30/2029	353,087	339,722
	United States Treasury Note/Bond	4.625%	4/30/2029	556,169	559,363
	United States Treasury Note/Bond	2.375%	5/15/2029	376,138	356,949
	United States Treasury Note/Bond	3.875%	5/15/2029	443,998	438,205
	United States Treasury Note/Bond	2.750%	5/31/2029	295,411	282,925
	United States Treasury Note/Bond	4.500%	5/31/2029	521,475	522,819
	United States Treasury Note/Bond	4.125%	6/15/2029	456,126	452,883
	United States Treasury Note/Bond	3.250%	6/30/2029	322,513	312,712
	United States Treasury Note/Bond	4.250%	6/30/2029	531,629	529,469
	United States Treasury Note/Bond	4.125%	7/15/2029	458,247	454,882
	United States Treasury Note/Bond	2.625%	7/31/2029	277,907	264,478
	United States Treasury Note/Bond	4.000%	7/31/2029	549,400	543,327
	United States Treasury Note/Bond	1.625%	8/15/2029	316,988	292,904
	United States Treasury Note/Bond	4.250%	8/15/2029	442,261	440,430
	United States Treasury Note/Bond	3.125%	8/31/2029	275,991	266,137
	United States Treasury Note/Bond	3.625%	8/31/2029	533,591	521,898
Total U.S. Government and Agency Obligations (Cost $39,269,606)					38,936,910
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $164,157)	3.731%		1,641,690	164,152
Total Investments (99.4%) (Cost $39,433,763)					39,101,062
Other Assets and Liabilities—Net (0.6%)					221,067
Net Assets (100%)					39,322,129

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,269,606)	38,936,910
Affiliated Issuers (Cost $164,157)	164,152
Total Investments in Securities	39,101,062
Investment in Vanguard	745
Receivables for Investment Securities Sold	2,986,257
Receivables for Accrued Income	274,938
Receivables for Capital Shares Issued	4,383
Total Assets	42,367,385
Liabilities
Payables for Investment Securities Purchased	3,040,567
Payables for Capital Shares Redeemed	4,168
Payables to Vanguard	521
Total Liabilities	3,045,256
Net Assets	39,322,129
At August 31, 2026, net assets consisted of:

Paid-in Capital	40,363,650
Total Distributable Earnings (Loss)	(1,041,521)
Net Assets	39,322,129

ETF Shares—Net Assets
Applicable to 598,912,570 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,773,037
Net Asset Value Per Share—ETF Shares	$58.06

Admiral™ Shares—Net Assets
Applicable to 161,799,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,133,991
Net Asset Value Per Share—Admiral Shares	$19.37

Institutional Shares—Net Assets
Applicable to 58,149,613 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,415,101
Net Asset Value Per Share—Institutional Shares	$24.34
See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	1,220,264
Total Income	1,220,264
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,138
Management and Administrative—ETF Shares[2]	5,343
Management and Administrative—Admiral Shares[2]	1,511
Management and Administrative—Institutional Shares[2]	413
Marketing and Distribution—ETF Shares	1,238
Marketing and Distribution—Admiral Shares	147
Marketing and Distribution—Institutional Shares	54
Custodian Fees	68
Auditing Fees	45
Accounting Fees[2]	62
Shareholders’ Reports—ETF Shares[2]	461
Shareholders’ Reports—Admiral Shares[2]	20
Shareholders’ Reports—Institutional Shares[2]	2
Trustees’ Fees and Expenses	17
Other Expenses	16
Total Expenses	10,535
Net Investment Income	1,209,729
Realized Net Gain (Loss) on Investment Securities Sold[1,3]	49,680
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(519,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	739,799

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,834, $11, and ($5), respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes $6,649 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,209,729	1,074,233
Realized Net Gain (Loss)	49,680	53,773
Change in Unrealized Appreciation (Depreciation)	(519,610)	3,468
Net Increase (Decrease) in Net Assets Resulting from Operations	739,799	1,131,474
Distributions
ETF Shares	(1,018,727)	(883,140)
Admiral Shares	(102,008)	(112,902)
Institutional Shares	(52,430)	(72,580)
Total Distributions	(1,173,165)	(1,068,622)
Capital Share Transactions
ETF Shares	12,370,527	2,716,089
Admiral Shares	252,075	82,024
Institutional Shares	(219,926)	(410,853)
Net Increase (Decrease) from Capital Share Transactions	12,402,676	2,387,260
Total Increase (Decrease)	11,969,310	2,450,112
Net Assets
Beginning of Period	27,352,819	24,902,707
End of Period	39,322,129	27,352,819
See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$58.85	$58.76	$57.77	$58.51	$61.50
Investment Operations
Net Investment Income[1]	2.220	2.418	2.343	1.625	.368
Net Realized and Unrealized Gain (Loss) on Investments	(.793 )	.098	.973	(.919 )	(2.860)
Total from Investment Operations	1.427	2.516	3.316	.706	(2.492)
Distributions
Dividends from Net Investment Income	(2.217)	(2.426)	(2.326)	(1.446)	(.310 )
Distributions from Realized Capital Gains	—	—	—	—	(.188 )
Total Distributions	(2.217)	(2.426)	(2.326)	(1.446)	(.498 )
Net Asset Value, End of Period	$58.06	$58.85	$58.76	$57.77	$58.51
Total Return	2.47%	4.39%	5.88%	1.23%	-4.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,773	$22,791	$20,022	$22,488	$15,565
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]
Ratio of Net Investment Income to Average Net Assets	3.80%	4.13%	4.04%	2.81%	0.61%
Portfolio Turnover Rate[3]	88%	93%	89%	81%	59%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$19.57	$19.53	$19.22	$19.50	$20.51
Investment Operations
Net Investment Income[1]	.736	.801	.777	.529	.114
Net Realized and Unrealized Gain (Loss) on Investments	(.268 )	.039	.315	(.294 )	(.949 )
Total from Investment Operations	.468	.840	1.092	.235	(.835 )
Distributions
Dividends from Net Investment Income	(.668 )	(.800 )	(.782 )	(.515 )	(.112 )
Distributions from Realized Capital Gains	—	—	—	—	(.063 )
Total Distributions	(.668 )	(.800 )	(.782 )	(.515 )	(.175 )
Net Asset Value, End of Period	$19.37	$19.57	$19.53	$19.22	$19.50
Total Return[2]	2.42%	4.39%	5.81%	1.22%	-4.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,134	$2,913	$2,824	$2,925	$2,506
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	3.77%	4.10%	4.02%	2.74%	0.57%
Portfolio Turnover Rate[4]	88%	93%	89%	81%	59%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$24.58	$24.54	$24.14	$24.50	$25.77
Investment Operations
Net Investment Income[1]	.933	1.012	.986	.680	.145
Net Realized and Unrealized Gain (Loss) on Investments	(.328 )	.038	.402	(.389 )	(1.191)
Total from Investment Operations	.605	1.050	1.388	.291	(1.046)
Distributions
Dividends from Net Investment Income	(.845 )	(1.010)	(.988 )	(.651 )	(.145 )
Distributions from Realized Capital Gains	—	—	—	—	(.079 )
Total Distributions	(.845 )	(1.010)	(.988 )	(.651 )	(.224 )
Net Asset Value, End of Period	$24.34	$24.58	$24.54	$24.14	$24.50
Total Return	2.49%	4.37%	5.87%	1.21%	-4.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,415	$1,650	$2,056	$1,586	$1,092
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[2]	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.80%	4.13%	4.06%	2.80%	0.58%
Portfolio Turnover Rate[3]	88%	93%	89%	81%	59%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $745,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
9

Short-Term Treasury Index Fund
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,936,910	—	38,936,910
Temporary Cash Investments	164,152	—	—	164,152
Total	164,152	38,936,910	—	39,101,062

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	6,587
Total Distributable Earnings (Loss)	(6,587)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	113,736
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(335,175)
Capital Loss Carryforwards	(820,082)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,041,521)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	1,173,165	1,068,622
Long-Term Capital Gains	—	—
Total	1,173,165	1,068,622

*	Includes short-term capital gains, if any.
10

Short-Term Treasury Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,436,237
Gross Unrealized Appreciation	434
Gross Unrealized Depreciation	(335,609)
Net Unrealized Appreciation (Depreciation)	(335,175)
F. During the year ended August 31, 2026, the fund purchased $28,098,812,000 of investment securities and sold $28,021,038,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $14,441,935,000 and $2,565,694,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	14,960,127	255,948	7,728,818	132,136
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,589,600)	(44,325)	(5,012,729)	(85,600)
Net Increase (Decrease)—ETF Shares	12,370,527	211,623	2,716,089	46,536
Admiral Shares
Issued	1,195,416	61,276	1,103,020	56,546
Issued in Lieu of Cash Distributions	82,182	4,218	87,843	4,507
Redeemed	(1,025,523)	(52,548)	(1,108,839)	(56,799)
Net Increase (Decrease)—Admiral Shares	252,075	12,946	82,024	4,254
Institutional Shares
Issued	349,661	14,266	494,436	20,199
Issued in Lieu of Cash Distributions	49,441	2,018	68,443	2,795
Redeemed	(619,028)	(25,240)	(973,732)	(39,695)
Net Increase (Decrease)—Institutional Shares	(219,926)	(8,956)	(410,853)	(16,701)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16420 102026
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Short-Term Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short-Term Treasury Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
The fund hereby designates for the fiscal year $1,218,933,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q16420 102026
13

Financial Statements
For the year ended August 31, 2026
Vanguard Intermediate-Term Treasury Index Fund

Contents

Intermediate-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
United States Treasury Note/Bond	3.500%	9/30/2029	502,429	489,319
United States Treasury Note/Bond	3.875%	9/30/2029	215,560	212,209
United States Treasury Note/Bond	4.000%	10/31/2029	252,726	249,577
United States Treasury Note/Bond	4.125%	10/31/2029	522,700	518,126
United States Treasury Note/Bond	1.750%	11/15/2029	154,442	142,268
United States Treasury Note/Bond	3.875%	11/30/2029	261,853	257,475
United States Treasury Note/Bond	4.125%	11/30/2029	536,852	531,924
United States Treasury Note/Bond	3.875%	12/31/2029	266,579	261,966
United States Treasury Note/Bond	4.375%	12/31/2029	521,765	520,868
United States Treasury Note/Bond	3.500%	1/31/2030	279,720	271,427
United States Treasury Note/Bond	4.250%	1/31/2030	539,316	536,114
United States Treasury Note/Bond	1.500%	2/15/2030	368,035	333,762
United States Treasury Note/Bond	4.000%	2/28/2030	796,932	785,850
United States Treasury Note/Bond	3.625%	3/31/2030	282,818	275,206
United States Treasury Note/Bond	4.000%	3/31/2030	558,649	550,553
United States Treasury Note/Bond	3.500%	4/30/2030	290,980	281,728
United States Treasury Note/Bond	3.875%	4/30/2030	533,496	523,243
United States Treasury Note/Bond	0.625%	5/15/2030	633,692	551,683
United States Treasury Note/Bond	6.250%	5/15/2030	47,740	50,575
United States Treasury Note/Bond	3.750%	5/31/2030	283,439	276,608
United States Treasury Note/Bond	4.000%	5/31/2030	560,272	551,627
United States Treasury Note/Bond	3.750%	6/30/2030	277,477	270,583
United States Treasury Note/Bond	3.875%	6/30/2030	567,186	555,709
United States Treasury Note/Bond	3.875%	7/31/2030	550,738	539,314
United States Treasury Note/Bond	4.000%	7/31/2030	276,967	272,380
United States Treasury Note/Bond	0.625%	8/15/2030	803,320	692,456
United States Treasury Note/Bond	3.625%	8/31/2030	564,079	546,848
United States Treasury Note/Bond	4.125%	8/31/2030	292,775	289,172
United States Treasury Note/Bond	3.625%	9/30/2030	546,111	529,152
United States Treasury Note/Bond	4.625%	9/30/2030	299,051	300,792
United States Treasury Note/Bond	3.625%	10/31/2030	541,130	523,881
United States Treasury Note/Bond	4.875%	10/31/2030	300,707	305,265
United States Treasury Note/Bond	0.875%	11/15/2030	807,327	696,950
United States Treasury Note/Bond	3.500%	11/30/2030	582,705	560,854
United States Treasury Note/Bond	4.375%	11/30/2030	323,136	321,848
United States Treasury Note/Bond	3.625%	12/31/2030	543,883	525,761
United States Treasury Note/Bond	3.750%	12/31/2030	317,175	308,069
United States Treasury Note/Bond	3.750%	1/31/2031	530,158	514,750
United States Treasury Note/Bond	4.000%	1/31/2031	328,113	321,743
United States Treasury Note/Bond	1.125%	2/15/2031	765,701	663,498
United States Treasury Note/Bond	5.375%	2/15/2031	58,395	60,432
United States Treasury Note/Bond	3.500%	2/28/2031	515,604	495,302
United States Treasury Note/Bond	4.250%	2/28/2031	310,903	307,988
United States Treasury Note/Bond	3.875%	3/31/2031	489,652	477,411
United States Treasury Note/Bond	4.125%	3/31/2031	325,201	320,298
United States Treasury Note/Bond	3.875%	4/30/2031	477,642	465,458
United States Treasury Note/Bond	4.625%	4/30/2031	356,029	357,990
United States Treasury Note/Bond	1.625%	5/15/2031	766,078	673,790
United States Treasury Note/Bond	4.125%	5/31/2031	518,842	510,796
United States Treasury Note/Bond	4.625%	5/31/2031	349,030	350,871
United States Treasury Note/Bond	4.125%	6/30/2031	477,091	469,525
United States Treasury Note/Bond	4.250%	6/30/2031	327,828	324,255
United States Treasury Note/Bond	4.125%	7/31/2031	315,768	310,526
United States Treasury Note/Bond	4.375%	7/31/2031	533,399	530,586
United States Treasury Note/Bond	1.250%	8/15/2031	914,079	782,859
United States Treasury Note/Bond	3.750%	8/31/2031	352,891	340,981
United States Treasury Note/Bond	4.375%	8/31/2031	535,189	532,304
United States Treasury Note/Bond	3.625%	9/30/2031	330,908	317,723
United States Treasury Note/Bond	4.125%	10/31/2031	334,563	328,590
United States Treasury Note/Bond	1.375%	11/15/2031	861,694	736,681
1

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.125%	11/30/2031	332,251	326,151
	United States Treasury Note/Bond	4.500%	12/31/2031	332,625	332,274
	United States Treasury Note/Bond	4.375%	1/31/2032	312,286	309,919
	United States Treasury Note/Bond	1.875%	2/15/2032	805,621	702,621
	United States Treasury Note/Bond	4.125%	2/29/2032	313,349	307,229
	United States Treasury Note/Bond	4.125%	3/31/2032	315,595	309,234
	United States Treasury Note/Bond	4.000%	4/30/2032	316,635	308,138
	United States Treasury Note/Bond	2.875%	5/15/2032	791,246	724,979
	United States Treasury Note/Bond	4.125%	5/31/2032	295,371	289,117
	United States Treasury Note/Bond	4.000%	6/30/2032	316,107	307,241
	United States Treasury Note/Bond	4.000%	7/31/2032	323,724	314,455
	United States Treasury Note/Bond	2.750%	8/15/2032	772,102	699,717
	United States Treasury Note/Bond	3.875%	8/31/2032	343,190	330,964
	United States Treasury Note/Bond	3.875%	9/30/2032	318,442	306,861
	United States Treasury Note/Bond	3.750%	10/31/2032	331,827	317,297
	United States Treasury Note/Bond	4.125%	11/15/2032	758,568	740,315
	United States Treasury Note/Bond	3.750%	11/30/2032	342,083	326,836
	United States Treasury Note/Bond	3.875%	12/31/2032	325,751	313,230
	United States Treasury Note/Bond	4.000%	1/31/2033	301,143	291,415
	United States Treasury Note/Bond	3.500%	2/15/2033	766,005	719,536
	United States Treasury Note/Bond	3.750%	2/28/2033	317,035	302,273
	United States Treasury Note/Bond	4.250%	3/31/2033	304,322	298,485
	United States Treasury Note/Bond	4.125%	4/30/2033	341,221	331,997
	United States Treasury Note/Bond	3.375%	5/15/2033	753,605	700,735
	United States Treasury Note/Bond	4.250%	5/31/2033	334,711	327,938
	United States Treasury Note/Bond	4.250%	6/30/2033	303,372	297,103
	United States Treasury Note/Bond	4.375%	7/31/2033	345,784	341,016
	United States Treasury Note/Bond	3.875%	8/15/2033	828,408	792,036
	United States Treasury Note/Bond	4.500%	8/31/2033	336,408	334,174
	United States Treasury Note/Bond	4.500%	11/15/2033	878,905	872,038
	United States Treasury Note/Bond	4.000%	2/15/2034	918,881	881,874
	United States Treasury Note/Bond	4.375%	5/15/2034	944,516	927,581
	United States Treasury Note/Bond	3.875%	8/15/2034	951,228	901,437
	United States Treasury Note/Bond	4.250%	11/15/2034	931,789	904,527
	United States Treasury Note/Bond	4.625%	2/15/2035	928,416	924,100
	United States Treasury Note/Bond	4.250%	5/15/2035	910,459	881,118
	United States Treasury Note/Bond	4.250%	8/15/2035	907,949	877,448
	United States Treasury Note/Bond	4.000%	11/15/2035	912,970	864,005
	United States Treasury Note/Bond	4.125%	2/15/2036	920,501	878,287
	United States Treasury Note/Bond	4.500%	2/15/2036	32,050	31,677
	United States Treasury Note/Bond	4.375%	5/15/2036	908,599	883,009
	United States Treasury Note/Bond	4.625%	8/15/2036	321,117	318,056
Total U.S. Government and Agency Obligations (Cost $49,065,704)					47,753,942
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund (Cost $248,832)	3.731%		2,488,425	248,818
Total Investments (99.5%) (Cost $49,314,536)					48,002,760
Other Assets and Liabilities—Net (0.5%)					250,897
Net Assets (100%)					48,253,657

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $49,065,704)	47,753,942
Affiliated Issuers (Cost $248,832)	248,818
Total Investments in Securities	48,002,760
Investment in Vanguard	1,089
Receivables for Investment Securities Sold	2,143,539
Receivables for Accrued Income	355,243
Receivables for Capital Shares Issued	7,871
Total Assets	50,510,502
Liabilities
Payables for Investment Securities Purchased	2,245,062
Payables for Capital Shares Redeemed	11,053
Payables to Vanguard	730
Total Liabilities	2,256,845
Net Assets	48,253,657
At August 31, 2026, net assets consisted of:

Paid-in Capital	50,785,660
Total Distributable Earnings (Loss)	(2,532,003)
Net Assets	48,253,657

ETF Shares—Net Assets
Applicable to 684,198,940 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,824,927
Net Asset Value Per Share—ETF Shares	$58.21

Admiral™ Shares—Net Assets
Applicable to 251,350,170 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,942,568
Net Asset Value Per Share—Admiral Shares	$19.66

Institutional Shares—Net Assets
Applicable to 142,860,412 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,486,162
Net Asset Value Per Share—Institutional Shares	$24.40
See accompanying Notes, which are an integral part of the Financial Statements.
3

Intermediate-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	1,823,893
Total Income	1,823,893
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,671
Management and Administrative—ETF Shares[2]	7,508
Management and Administrative—Admiral Shares[2]	2,493
Management and Administrative—Institutional Shares[2]	854
Marketing and Distribution—ETF Shares	1,715
Marketing and Distribution—Admiral Shares	241
Marketing and Distribution—Institutional Shares	121
Custodian Fees	78
Auditing Fees	45
Accounting Fees[2]	66
Shareholders’ Reports—ETF Shares[2]	765
Shareholders’ Reports—Admiral Shares[2]	39
Shareholders’ Reports—Institutional Shares[2]	24
Trustees’ Fees and Expenses	25
Other Expenses	15
Total Expenses	15,660
Net Investment Income	1,808,233
Realized Net Gain (Loss) on Investment Securities Sold[1,3]	(72,780)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,493,613)
Net Increase (Decrease) in Net Assets Resulting from Operations	241,840

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,300, $18, and ($15), respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes $27,241 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026	2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,808,233	1,482,615
Realized Net Gain (Loss)	(72,780)	(110,960)
Change in Unrealized Appreciation (Depreciation)	(1,493,613)	214,137
Net Increase (Decrease) in Net Assets Resulting from Operations	241,840	1,585,792
Distributions
ETF Shares	(1,458,016)	(1,182,620)
Admiral Shares	(170,434)	(171,860)
Institutional Shares	(114,560)	(116,030)
Total Distributions	(1,743,010)	(1,470,510)
Capital Share Transactions
ETF Shares	8,086,664	2,596,746
Admiral Shares	332,568	288,580
Institutional Shares	479,324	544,805
Net Increase (Decrease) from Capital Share Transactions	8,898,556	3,430,131
Total Increase (Decrease)	7,397,386	3,545,413
Net Assets
Beginning of Period	40,856,271	37,310,858
End of Period	48,253,657	40,856,271
See accompanying Notes, which are an integral part of the Financial Statements.
5

Intermediate-Term Treasury Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$60.05	$59.93	$58.20	$60.34	$68.27
Investment Operations
Net Investment Income[1]	2.299	2.257	2.071	1.473	.858
Net Realized and Unrealized Gain (Loss) on Investments	(1.867)	.108	1.615	(2.221)	(7.617)
Total from Investment Operations	.432	2.365	3.686	(.748 )	(6.759)
Distributions
Dividends from Net Investment Income	(2.272)	(2.245)	(1.956)	(1.392)	(.805 )
Distributions from Realized Capital Gains	—	—	—	—	(.366 )
Total Distributions	(2.272)	(2.245)	(1.956)	(1.392)	(1.171)
Net Asset Value, End of Period	$58.21	$60.05	$59.93	$58.20	$60.34
Total Return	0.71%	4.07%	6.49%	-1.25%	-10.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,825	$33,003	$30,317	$16,995	$11,726
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]
Ratio of Net Investment Income to Average Net Assets	3.87%	3.82%	3.55%	2.50%	1.34%
Portfolio Turnover Rate[3]	53%	55%	52%	36%	36%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Intermediate-Term Treasury Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$20.22	$20.18	$19.62	$20.35	$23.04
Investment Operations
Net Investment Income[1]	.770	.757	.691	.490	.283
Net Realized and Unrealized Gain (Loss) on Investments	(.633 )	.038	.541	(.741 )	(2.575)
Total from Investment Operations	.137	.795	1.232	(.251 )	(2.292)
Distributions
Dividends from Net Investment Income	(.697 )	(.755 )	(.672 )	(.479 )	(.274 )
Distributions from Realized Capital Gains	—	—	—	—	(.124 )
Total Distributions	(.697 )	(.755 )	(.672 )	(.479 )	(.398 )
Net Asset Value, End of Period	$19.66	$20.22	$20.18	$19.62	$20.35
Total Return[2]	0.66%	4.05%	6.43%	-1.24%	-10.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,943	$4,750	$4,450	$3,165	$2,886
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	3.83%	3.79%	3.51%	2.46%	1.31%
Portfolio Turnover Rate[4]	53%	55%	52%	36%	36%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Intermediate-Term Treasury Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$25.10	$25.05	$24.34	$25.26	$28.60
Investment Operations
Net Investment Income[1]	.962	.944	.859	.615	.355
Net Realized and Unrealized Gain (Loss) on Investments	(.791 )	.048	.690	(.935 )	(3.195)
Total from Investment Operations	.171	.992	1.549	(.320 )	(2.840)
Distributions
Dividends from Net Investment Income	(.871 )	(.942 )	(.839 )	(.600 )	(.346 )
Distributions from Realized Capital Gains	—	—	—	—	(.154 )
Total Distributions	(.871 )	(.942 )	(.839 )	(.600 )	(.500 )
Net Asset Value, End of Period	$24.40	$25.10	$25.05	$24.34	$25.26
Total Return	0.66%	4.08%	6.51%	-1.27%	-10.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,486	$3,104	$2,544	$2,203	$1,700
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[2]	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.86%	3.82%	3.52%	2.49%	1.32%
Portfolio Turnover Rate[3]	53%	55%	52%	36%	36%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,089,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
9

Intermediate-Term Treasury Index Fund
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	47,753,942	—	47,753,942
Temporary Cash Investments	248,818	—	—	248,818
Total	248,818	47,753,942	—	48,002,760

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	27,241
Total Distributable Earnings (Loss)	(27,241)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	170,916
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,314,171)
Capital Loss Carryforwards	(1,388,748)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(2,532,003)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	1,743,010	1,470,510
Long-Term Capital Gains	—	—
Total	1,743,010	1,470,510

*	Includes short-term capital gains, if any.
10

Intermediate-Term Treasury Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	49,316,931
Gross Unrealized Appreciation	276
Gross Unrealized Depreciation	(1,314,447)
Net Unrealized Appreciation (Depreciation)	(1,314,171)
F. During the year ended August 31, 2026, the fund purchased $25,278,801,000 of investment securities and sold $24,557,929,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $13,727,554,000 and $5,750,422,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	13,895,322	233,135	8,464,431	143,053
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,808,658)	(98,500)	(5,867,685)	(99,350)
Net Increase (Decrease)—ETF Shares	8,086,664	134,635	2,596,746	43,703
Admiral Shares
Issued	1,460,748	72,643	1,263,365	63,399
Issued in Lieu of Cash Distributions	149,027	7,422	151,148	7,571
Redeemed	(1,277,207)	(63,579)	(1,125,933)	(56,568)
Net Increase (Decrease)—Admiral Shares	332,568	16,486	288,580	14,402
Institutional Shares
Issued	1,367,239	54,796	1,437,607	58,199
Issued in Lieu of Cash Distributions	109,864	4,411	108,812	4,393
Redeemed	(997,779)	(40,030)	(1,001,614)	(40,476)
Net Increase (Decrease)—Institutional Shares	479,324	19,177	544,805	22,116
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At August 31, 2026, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Intermediate-Term Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Treasury Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
The fund hereby designates for the fiscal year $1,822,723,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q16430 102026
13

Financial Statements
For the year ended August 31, 2026
Vanguard Long-Term Treasury Index Fund

Contents

Long-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (98.9%)
United States Treasury Note/Bond	4.750%	2/15/2037	18,543	18,596
United States Treasury Note/Bond	5.000%	5/15/2037	32,014	32,778
United States Treasury Note/Bond	4.375%	2/15/2038	27,542	26,650
United States Treasury Note/Bond	4.500%	5/15/2038	31,020	30,240
United States Treasury Note/Bond	3.500%	2/15/2039	31,796	27,822
United States Treasury Note/Bond	4.250%	5/15/2039	50,686	47,625
United States Treasury Note/Bond	4.500%	8/15/2039	56,712	54,448
United States Treasury Note/Bond	4.375%	11/15/2039	68,562	64,791
United States Treasury Note/Bond	4.625%	2/15/2040	62,104	60,093
United States Treasury Note/Bond	1.125%	5/15/2040	184,873	113,762
United States Treasury Note/Bond	4.375%	5/15/2040	59,921	56,375
United States Treasury Note/Bond	1.125%	8/15/2040	235,093	143,095
United States Treasury Note/Bond	3.875%	8/15/2040	58,108	51,582
United States Treasury Note/Bond	1.375%	11/15/2040	256,521	161,017
United States Treasury Note/Bond	4.250%	11/15/2040	62,329	57,513
United States Treasury Note/Bond	1.875%	2/15/2041	306,887	206,621
United States Treasury Note/Bond	4.750%	2/15/2041	60,316	58,577
United States Treasury Note/Bond	2.250%	5/15/2041	226,874	160,451
United States Treasury Note/Bond	4.375%	5/15/2041	53,749	49,985
United States Treasury Note/Bond	1.750%	8/15/2041	352,569	229,032
United States Treasury Note/Bond	3.750%	8/15/2041	47,589	41,015
United States Treasury Note/Bond	2.000%	11/15/2041	302,041	202,615
United States Treasury Note/Bond	3.125%	11/15/2041	57,773	45,731
United States Treasury Note/Bond	2.375%	2/15/2042	247,742	174,881
United States Treasury Note/Bond	3.125%	2/15/2042	70,325	55,378
United States Treasury Note/Bond	3.000%	5/15/2042	68,625	52,828
United States Treasury Note/Bond	3.250%	5/15/2042	197,922	157,812
United States Treasury Note/Bond	2.750%	8/15/2042	72,102	53,251
United States Treasury Note/Bond	3.375%	8/15/2042	199,739	161,227
United States Treasury Note/Bond	2.750%	11/15/2042	109,485	80,450
United States Treasury Note/Bond	4.000%	11/15/2042	205,969	179,861
United States Treasury Note/Bond	3.125%	2/15/2043	94,400	72,958
United States Treasury Note/Bond	3.875%	2/15/2043	192,256	164,657
United States Treasury Note/Bond	2.875%	5/15/2043	150,577	111,680
United States Treasury Note/Bond	3.875%	5/15/2043	198,057	169,184
United States Treasury Note/Bond	3.625%	8/15/2043	112,362	92,462
United States Treasury Note/Bond	4.375%	8/15/2043	218,153	198,238
United States Treasury Note/Bond	3.750%	11/15/2043	113,388	94,683
United States Treasury Note/Bond	4.750%	11/15/2043	217,498	206,657
United States Treasury Note/Bond	3.625%	2/15/2044	120,558	98,622
United States Treasury Note/Bond	4.500%	2/15/2044	215,492	198,202
United States Treasury Note/Bond	3.375%	5/15/2044	98,951	77,851
United States Treasury Note/Bond	4.625%	5/15/2044	219,579	204,767
United States Treasury Note/Bond	3.125%	8/15/2044	145,932	110,179
United States Treasury Note/Bond	4.125%	8/15/2044	216,849	189,201
United States Treasury Note/Bond	3.000%	11/15/2044	121,707	89,692
United States Treasury Note/Bond	4.625%	11/15/2044	217,676	202,396
United States Treasury Note/Bond	2.500%	2/15/2045	154,059	103,924
United States Treasury Note/Bond	4.750%	2/15/2045	217,450	205,235
United States Treasury Note/Bond	3.000%	5/15/2045	74,113	54,215
United States Treasury Note/Bond	5.000%	5/15/2045	216,918	210,978
United States Treasury Note/Bond	2.875%	8/15/2045	94,106	67,153
United States Treasury Note/Bond	4.875%	8/15/2045	215,636	206,320
United States Treasury Note/Bond	3.000%	11/15/2045	63,024	45,811
United States Treasury Note/Bond	4.625%	11/15/2045	213,370	197,534
United States Treasury Note/Bond	2.500%	2/15/2046	109,394	72,508
United States Treasury Note/Bond	4.625%	2/15/2046	211,788	195,978
United States Treasury Note/Bond	2.500%	5/15/2046	123,508	81,554
United States Treasury Note/Bond	5.000%	5/15/2046	209,459	203,290
United States Treasury Note/Bond	2.250%	8/15/2046	151,672	94,967
1

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	5.125%	8/15/2046	72,734	71,731
	United States Treasury Note/Bond	2.875%	11/15/2046	53,504	37,540
	United States Treasury Note/Bond	3.000%	2/15/2047	109,658	78,418
	United States Treasury Note/Bond	3.000%	5/15/2047	85,526	60,964
	United States Treasury Note/Bond	2.750%	8/15/2047	145,305	98,654
	United States Treasury Note/Bond	2.750%	11/15/2047	146,533	99,150
	United States Treasury Note/Bond	3.000%	2/15/2048	190,301	134,400
	United States Treasury Note/Bond	3.125%	5/15/2048	201,909	145,524
	United States Treasury Note/Bond	3.000%	8/15/2048	218,063	153,181
	United States Treasury Note/Bond	3.375%	11/15/2048	220,998	165,723
	United States Treasury Note/Bond	3.000%	2/15/2049	235,039	164,197
	United States Treasury Note/Bond	2.875%	5/15/2049	230,711	156,947
	United States Treasury Note/Bond	2.250%	8/15/2049	218,060	129,626
	United States Treasury Note/Bond	2.375%	11/15/2049	204,143	124,248
	United States Treasury Note/Bond	2.000%	2/15/2050	250,098	139,195
	United States Treasury Note/Bond	1.250%	5/15/2050	289,401	131,146
	United States Treasury Note/Bond	1.375%	8/15/2050	324,827	151,590
	United States Treasury Note/Bond	1.625%	11/15/2050	326,725	162,686
	United States Treasury Note/Bond	1.875%	2/15/2051	362,667	192,128
	United States Treasury Note/Bond	2.375%	5/15/2051	360,452	215,018
	United States Treasury Note/Bond	2.000%	8/15/2051	359,778	195,123
	United States Treasury Note/Bond	1.875%	11/15/2051	350,451	183,207
	United States Treasury Note/Bond	2.250%	2/15/2052	323,741	185,683
	United States Treasury Note/Bond	2.875%	5/15/2052	292,995	193,468
	United States Treasury Note/Bond	3.000%	8/15/2052	293,227	198,398
	United States Treasury Note/Bond	4.000%	11/15/2052	294,140	240,551
	United States Treasury Note/Bond	3.625%	2/15/2053	292,708	223,521
	United States Treasury Note/Bond	3.625%	5/15/2053	292,753	223,281
	United States Treasury Note/Bond	4.125%	8/15/2053	325,511	271,662
	United States Treasury Note/Bond	4.750%	11/15/2053	341,201	315,544
	United States Treasury Note/Bond	4.250%	2/15/2054	354,278	301,801
	United States Treasury Note/Bond	4.625%	5/15/2054	340,536	308,890
	United States Treasury Note/Bond	4.250%	8/15/2054	347,455	295,961
	United States Treasury Note/Bond	4.500%	11/15/2054	339,961	301,954
	United States Treasury Note/Bond	4.625%	2/15/2055	346,542	314,297
	United States Treasury Note/Bond	4.750%	5/15/2055	346,497	320,577
	United States Treasury Note/Bond	4.750%	8/15/2055	347,822	321,830
	United States Treasury Note/Bond	4.625%	11/15/2055	346,503	314,208
	United States Treasury Note/Bond	4.750%	2/15/2056	341,492	316,214
	United States Treasury Note/Bond	5.000%	5/15/2056	341,782	329,513
	United States Treasury Note/Bond	5.125%	8/15/2056	121,444	119,376
Total U.S. Government and Agency Obligations (Cost $16,907,032)					14,964,123
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund (Cost $162,518)	3.731%		1,625,190	162,503
Total Investments (100.0%) (Cost $17,069,550)					15,126,626
Other Assets and Liabilities—Net (0.0%)					7,125
Net Assets (100%)					15,133,751

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,907,032)	14,964,123
Affiliated Issuers (Cost $162,518)	162,503
Total Investments in Securities	15,126,626
Investment in Vanguard	319
Receivables for Investment Securities Sold	84,258
Receivables for Accrued Income	113,502
Receivables for Capital Shares Issued	1,787
Total Assets	15,326,492
Liabilities
Payables for Investment Securities Purchased	191,130
Payables for Capital Shares Redeemed	1,397
Payables to Vanguard	214
Total Liabilities	192,741
Net Assets	15,133,751
At August 31, 2026, net assets consisted of:

Paid-in Capital	20,412,007
Total Distributable Earnings (Loss)	(5,278,256)
Net Assets	15,133,751

ETF Shares—Net Assets
Applicable to 199,419,612 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,563,100
Net Asset Value Per Share—ETF Shares	$52.97

Admiral™ Shares—Net Assets
Applicable to 66,799,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,190,310
Net Asset Value Per Share—Admiral Shares	$17.82

Institutional Shares—Net Assets
Applicable to 149,461,720 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,380,341
Net Asset Value Per Share—Institutional Shares	$22.62
See accompanying Notes, which are an integral part of the Financial Statements.
3

Long-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	672,831
Total Income	672,831
Expenses
The Vanguard Group—Note C
Investment Advisory Services	506
Management and Administrative—ETF Shares[2]	1,910
Management and Administrative—Admiral Shares[2]	655
Management and Administrative—Institutional Shares[2]	810
Marketing and Distribution—ETF Shares	476
Marketing and Distribution—Admiral Shares	64
Marketing and Distribution—Institutional Shares	108
Custodian Fees	33
Auditing Fees	45
Accounting Fees[2]	56
Shareholders’ Reports—ETF Shares[2]	211
Shareholders’ Reports—Admiral Shares[2]	19
Shareholders’ Reports—Institutional Shares[2]	1
Trustees’ Fees and Expenses	8
Other Expenses	15
Total Expenses	4,917
Net Investment Income	667,914
Realized Net Gain (Loss) on Investment Securities Sold[1,3]	(549,947)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(146,812)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,845)

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,303, $8, and ($15), respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes ($16,241) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	667,914	655,674
Realized Net Gain (Loss)	(549,947)	(927,936)
Change in Unrealized Appreciation (Depreciation)	(146,812)	(518,669)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,845)	(790,931)
Distributions
ETF Shares	(461,907)	(472,494)
Admiral Shares	(54,451)	(60,419)
Institutional Shares	(127,975)	(132,873)
Total Distributions	(644,333)	(665,786)
Capital Share Transactions
ETF Shares	1,219,657	(3,361,315)
Admiral Shares	(96,023)	(49,221)
Institutional Shares	678,489	(238,670)
Net Increase (Decrease) from Capital Share Transactions	1,802,123	(3,649,206)
Total Increase (Decrease)	1,128,945	(5,105,923)
Net Assets
Beginning of Period	14,004,806	19,110,729
End of Period	15,133,751	14,004,806
See accompanying Notes, which are an integral part of the Financial Statements.
5

Long-Term Treasury Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$55.33	$60.50	$59.98	$68.45	$90.37
Investment Operations
Net Investment Income[1]	2.532	2.450	2.348	2.008	1.718
Net Realized and Unrealized Gain (Loss) on Investments	(2.370)	(5.150)	.434	(8.567)	(21.974)
Total from Investment Operations	.162	(2.700)	2.782	(6.559)	(20.256)
Distributions
Dividends from Net Investment Income	(2.522)	(2.470)	(2.262)	(1.911)	(1.664)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.522)	(2.470)	(2.262)	(1.911)	(1.664)
Net Asset Value, End of Period	$52.97	$55.33	$60.50	$59.98	$68.45
Total Return	0.19%	-4.52%	4.89%	-9.70%	-22.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,563	$9,832	$14,243	$7,322	$3,813
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%[2]	0.04%[2]
Ratio of Net Investment Income to Average Net Assets	4.56%	4.30%	4.04%	3.19%	2.19%
Portfolio Turnover Rate[3]	16%	20%	21%	20%	19%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Long-Term Treasury Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$18.54	$20.28	$20.12	$22.98	$30.35
Investment Operations
Net Investment Income[1]	.846	.819	.781	.659	.565
Net Realized and Unrealized Gain (Loss) on Investments	(.794 )	(1.731)	.142	(2.873)	(7.380)
Total from Investment Operations	.052	(.912 )	.923	(2.214)	(6.815)
Distributions
Dividends from Net Investment Income	(.772 )	(.828 )	(.763 )	(.646 )	(.555 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.772 )	(.828 )	(.763 )	(.646 )	(.555 )
Net Asset Value, End of Period	$17.82	$18.54	$20.28	$20.12	$22.98
Total Return[2]	0.17%	-4.53%	4.83%	-9.73%	-22.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,190	$1,336	$1,515	$1,089	$1,369
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	4.52%	4.29%	4.00%	3.10%	2.09%
Portfolio Turnover Rate[4]	16%	20%	21%	20%	19%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Long-Term Treasury Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$23.54	$25.74	$25.54	$29.16	$38.52
Investment Operations
Net Investment Income[1]	1.080	1.045	.995	.847	.727
Net Realized and Unrealized Gain (Loss) on Investments	(1.014)	(2.190)	.178	(3.641)	(9.376)
Total from Investment Operations	.066	(1.145)	1.173	(2.794)	(8.649)
Distributions
Dividends from Net Investment Income	(.986 )	(1.055)	(.973 )	(.826 )	(.711 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.986 )	(1.055)	(.973 )	(.826 )	(.711 )
Net Asset Value, End of Period	$22.62	$23.54	$25.74	$25.54	$29.16
Total Return	0.17%	-4.48%	4.84%	-9.68%	-22.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,380	$2,838	$3,352	$3,026	$2,586
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.05%[2]	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	4.56%	4.31%	4.02%	3.14%	2.15%
Portfolio Turnover Rate[3]	16%	20%	21%	20%	19%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $319,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
9

Long-Term Treasury Index Fund
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,964,123	—	14,964,123
Temporary Cash Investments	162,503	—	—	162,503
Total	162,503	14,964,123	—	15,126,626

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(16,241)
Total Distributable Earnings (Loss)	16,241
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	61,477
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,987,926)
Capital Loss Carryforwards	(3,351,807)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(5,278,256)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	644,333	665,786
Long-Term Capital Gains	—	—
Total	644,333	665,786

*	Includes short-term capital gains, if any.
10

Long-Term Treasury Index Fund
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,114,552
Gross Unrealized Appreciation	246
Gross Unrealized Depreciation	(1,988,172)
Net Unrealized Appreciation (Depreciation)	(1,987,926)
F. During the year ended August 31, 2026, the fund purchased $2,894,993,000 of investment securities and sold $2,357,600,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,575,451,000 and $2,385,236,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,632,902	65,229	2,856,584	49,925
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,413,245)	(43,500)	(6,217,899)	(107,675)
Net Increase (Decrease)—ETF Shares	1,219,657	21,729	(3,361,315)	(57,750)
Admiral Shares
Issued	393,891	21,072	434,841	22,732
Issued in Lieu of Cash Distributions	47,977	2,572	51,440	2,696
Redeemed	(537,891)	(28,864)	(535,502)	(28,107)
Net Increase (Decrease)—Admiral Shares	(96,023)	(5,220)	(49,221)	(2,679)
Institutional Shares
Issued	967,740	41,160	597,744	24,808
Issued in Lieu of Cash Distributions	127,357	5,383	132,370	5,468
Redeemed	(416,608)	(17,643)	(968,784)	(39,914)
Net Increase (Decrease)—Institutional Shares	678,489	28,900	(238,670)	(9,638)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Long-Term Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Long-Term Treasury Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
The fund hereby designates for the fiscal year $672,378,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q16440 102026
13

Financial Statements
For the year ended August 31, 2026
Vanguard Mortgage-Backed Securities Index Fund

Contents

Mortgage-Backed Securities Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
Agency Mortgage-Backed Securities (99.1%)
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.554%	12/1/2041	6	6
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037–2/1/2041	5	5
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.482%	5.756%	3/1/2043	48	50
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.953%	10/1/2037	14	14
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.029%	7/1/2043	43	45
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.179%	5/1/2041–6/1/2043	17	19
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	1	1
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.199%	10/1/2042	18	19
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.284%	10/1/2039	4	4
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	60	62
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.973%	12/1/2040	13	14
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.717%	6.213%	8/1/2039	11	12
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.734%	5.920%	5/1/2042	4	4
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.782%	6.222%	3/1/2042	9	9
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.788%	6.009%	5/1/2042	3	3
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.036%	2/1/2042	13	13
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.282%	8/1/2042	22	23
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.212%	11/1/2041	9	10
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.259%	11/1/2039–1/1/2042	9	10
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	1	1
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	3	3
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	15	15
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	2	2
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.079%	3/1/2041	11	12
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	9	10
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.833%	6.291%	9/1/2040	7	7
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.960%	5/1/2040	1	1
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.882%	6.254%	12/1/2039	17	17
[1,2,3]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.034%	4/1/2037	2	2
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	992	960
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	16,345	15,696
[1,2]	Freddie Mac Gold Pool	3.000%	8/1/2028–6/1/2049	109,927	98,967
[1,2]	Freddie Mac Gold Pool	3.500%	12/1/2026–2/1/2049	114,746	105,131
[1,2]	Freddie Mac Gold Pool	4.000%	12/1/2033–6/1/2049	80,309	75,582
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2028–11/1/2048	35,586	34,459
[1,2]	Freddie Mac Gold Pool	5.000%	2/1/2028–11/1/2048	9,572	9,521
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/2026–6/1/2028	5	5
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/2028–12/1/2038	47	49
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	11/1/2043	21	21
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.879%	2/1/2037	2	2
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	2	2
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.831%	6.208%	2/1/2042	4	4
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.255%	6/1/2040–6/1/2041	12	13
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	3	3
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.312%	12/1/2039	2	2
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.275%	6/1/2040	1	1
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	13	14
[1,2,3]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	4	4
[1]	Ginnie Mae I Pool	2.500%	6/15/2027–6/15/2028	15	15
[1]	Ginnie Mae I Pool	3.000%	4/15/2042–8/15/2043	6,161	5,547
[1]	Ginnie Mae I Pool	3.500%	1/15/2041–9/15/2049	10,128	9,341
[1]	Ginnie Mae I Pool	4.000%	4/15/2039–6/15/2049	8,118	7,693
[1]	Ginnie Mae I Pool	4.500%	8/15/2033–7/15/2049	11,869	11,571
[1]	Ginnie Mae I Pool	5.000%	2/15/2039–4/15/2041	3,420	3,412
[1]	Ginnie Mae I Pool	6.500%	10/15/2028–1/15/2039	27	29
[1]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	11,323	8,702
[1,4]	Ginnie Mae II Pool	2.000%	8/20/2050–10/15/2056	475,944	382,374
[1,4]	Ginnie Mae II Pool	2.500%	6/20/2027–10/15/2056	471,011	394,657
[1,4]	Ginnie Mae II Pool	3.000%	6/20/2028–10/15/2056	461,031	404,403
1

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Ginnie Mae II Pool	3.500%	10/20/2026–10/15/2056	405,615	365,182
[1,4]	Ginnie Mae II Pool	4.000%	8/20/2039–10/15/2056	299,470	276,471
[1,4]	Ginnie Mae II Pool	4.500%	2/20/2039–10/15/2056	480,891	454,895
[1,3,4,5]	Ginnie Mae II Pool	5.000%	4/20/2039–9/15/2056	867,366	844,281
[1,4]	Ginnie Mae II Pool	5.500%	2/20/2049–10/15/2056	748,032	746,218
[1,4]	Ginnie Mae II Pool	6.000%	12/20/2052–10/15/2056	357,859	364,172
[1,4]	Ginnie Mae II Pool	6.500%	10/20/2028–10/15/2056	120,230	124,233
[1]	Ginnie Mae II Pool	7.000%	4/20/2038–12/20/2054	15,244	15,863
[1]	Ginnie Mae II Pool	7.500%	1/20/2054–2/20/2054	833	862
[1,3]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	11/20/2040–12/20/2042	70	70
[1,3]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.250%	4/20/2041	1	1
[1,3]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	19	20
[1,3]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	2	2
[1,3]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.750%	5/20/2041	1	1
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	582,631	469,199
[1,2,4]	UMBS Pool	2.000%	11/1/2027–10/25/2056	2,640,543	2,144,271
[1,2,4]	UMBS Pool	2.500%	3/1/2027–10/25/2056	1,819,416	1,525,327
[1,2,4]	UMBS Pool	3.000%	2/1/2028–10/25/2056	1,101,520	961,738
[1,2,4]	UMBS Pool	3.500%	9/1/2026–10/25/2056	708,583	640,771
[1,2,4]	UMBS Pool	4.000%	9/1/2026–10/25/2056	685,779	637,005
[1,2,4]	UMBS Pool	4.500%	3/1/2029–9/25/2056	776,215	739,372
[1,2,4]	UMBS Pool	5.000%	5/1/2030–9/25/2056	1,686,216	1,641,226
[1,2,4]	UMBS Pool	5.500%	4/1/2031–10/25/2056	1,917,925	1,911,921
[1,2,4]	UMBS Pool	6.000%	7/1/2027–10/25/2056	1,348,947	1,372,753
[1,2,4]	UMBS Pool	6.500%	11/1/2052–10/25/2056	516,663	536,083
[1,2]	UMBS Pool	7.000%	10/1/2033–8/1/2055	73,151	76,889
[1,2]	UMBS Pool	7.500%	11/1/2053–1/1/2054	3,834	4,069
Total U.S. Government and Agency Obligations (Cost $18,499,855)					17,421,470
				Shares
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[6]	Vanguard Market Liquidity Fund (Cost $847,064)	3.731%		8,471,270	847,042
Total Investments (103.9%) (Cost $19,346,919)					18,268,512
Other Assets and Liabilities—Net (-3.9%)					(683,188)
Net Assets (100%)					17,585,324

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
5	Securities with a value of $584 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,499,855)	17,421,470
Affiliated Issuers (Cost $847,064)	847,042
Total Investments in Securities	18,268,512
Investment in Vanguard	371
Cash	85
Receivables for Investment Securities Sold	581,048
Receivables for Accrued Income	61,518
Receivables for Capital Shares Issued	789
Total Assets	18,912,323
Liabilities
Payables for Investment Securities Purchased	1,326,156
Payables for Capital Shares Redeemed	613
Payables to Vanguard	230
Total Liabilities	1,326,999
Net Assets	17,585,324
At August 31, 2026, net assets consisted of:

Paid-in Capital	19,330,685
Total Distributable Earnings (Loss)	(1,745,361)
Net Assets	17,585,324

ETF Shares—Net Assets
Applicable to 344,883,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,885,247
Net Asset Value Per Share—ETF Shares	$46.06

Admiral™ Shares—Net Assets
Applicable to 45,090,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	830,969
Net Asset Value Per Share—Admiral Shares	$18.43

Institutional Shares—Net Assets
Applicable to 34,805,577 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	869,108
Net Asset Value Per Share—Institutional Shares	$24.97
See accompanying Notes, which are an integral part of the Financial Statements.
3

Mortgage-Backed Securities Index Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	710,878
Total Income	710,878
Expenses
The Vanguard Group—Note C
Investment Advisory Services	597
Management and Administrative—ETF Shares[2]	2,525
Management and Administrative—Admiral Shares[2]	321
Management and Administrative—Institutional Shares[2]	156
Marketing and Distribution—ETF Shares	523
Marketing and Distribution—Admiral Shares	44
Marketing and Distribution—Institutional Shares	29
Custodian Fees	143
Auditing Fees	43
Accounting Fees[2]	57
Shareholders’ Reports—ETF Shares[2]	699
Shareholders’ Reports—Admiral Shares[2]	38
Shareholders’ Reports—Institutional Shares[2]	2
Trustees’ Fees and Expenses	9
Other Expenses	14
Total Expenses	5,200
Net Investment Income	705,678
Realized Net Gain (Loss)
Investment Securities Sold[1]	(29,202)
Futures Contracts	(50)
Realized Net Gain (Loss)	(29,252)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(170,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	506,414

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,674, ($31), and ($28), respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	705,678	783,409
Realized Net Gain (Loss)	(29,252)	(485,187)
Change in Unrealized Appreciation (Depreciation)	(170,012)	308,866
Net Increase (Decrease) in Net Assets Resulting from Operations	506,414	607,088
Distributions
ETF Shares	(626,856)	(723,838)
Admiral Shares	(34,670)	(37,393)
Institutional Shares	(31,045)	(28,346)
Total Distributions	(692,571)	(789,577)
Capital Share Transactions
ETF Shares	1,253,482	(3,412,979)
Admiral Shares	(129,409)	73,033
Institutional Shares	129,888	211,103
Net Increase (Decrease) from Capital Share Transactions	1,253,961	(3,128,843)
Total Increase (Decrease)	1,067,804	(3,311,332)
Net Assets
Beginning of Period	16,517,520	19,828,852
End of Period	17,585,324	16,517,520
See accompanying Notes, which are an integral part of the Financial Statements.
5

Mortgage-Backed Securities Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$46.57	$46.80	$45.23	$47.53	$53.47
Investment Operations
Net Investment Income[1]	1.967	1.907	1.740	1.424	.842
Net Realized and Unrealized Gain (Loss) on Investments	(.521 )	(.215 )	1.546	(2.344)	(5.995)
Total from Investment Operations	1.446	1.692	3.286	(.920 )	(5.153)
Distributions
Dividends from Net Investment Income	(1.956)	(1.922)	(1.716)	(1.380)	(.787 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.956)	(1.922)	(1.716)	(1.380)	(.787 )
Net Asset Value, End of Period	$46.06	$46.57	$46.80	$45.23	$47.53
Total Return	3.12%	3.75%	7.49%	-1.94%	-9.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,885	$14,805	$18,399	$16,343	$14,405
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%[2]	0.04%[2]	0.04%[2]
Ratio of Net Investment Income to Average Net Assets	4.20%	4.15%	3.86%	3.10%	1.67%
Portfolio Turnover Rate[3]	109%	91%[4]	79%	101%	170%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Includes 86%, 68%, 61%, 80%, and 113%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mortgage-Backed Securities Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$18.57	$18.67	$18.05	$18.98	$21.37
Investment Operations
Net Investment Income[1]	.783	.758	.689	.563	.328
Net Realized and Unrealized Gain (Loss) on Investments	(.210 )	(.090 )	.622	(.934 )	(2.391)
Total from Investment Operations	.573	.668	1.311	(.371 )	(2.063)
Distributions
Dividends from Net Investment Income	(.713 )	(.768 )	(.691 )	(.559 )	(.327 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.713 )	(.768 )	(.691 )	(.559 )	(.327 )
Net Asset Value, End of Period	$18.43	$18.57	$18.67	$18.05	$18.98
Total Return[2]	3.09%	3.70%	7.47%	-1.96%	-9.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$831	$965	$895	$1,242	$1,219
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[3]	0.07%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	4.17%	4.12%	3.82%	3.07%	1.62%
Portfolio Turnover Rate[4]	109%	91%[5]	79%	101%	170%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Includes 86%, 68%, 61%, 80%, and 113%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mortgage-Backed Securities Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$25.16	$25.29	$24.45	$25.72	$28.96
Investment Operations
Net Investment Income[1]	1.067	1.036	.941	.771	.467
Net Realized and Unrealized Gain (Loss) on Investments	(.286 )	(.120 )	.840	(1.278)	(3.258)
Total from Investment Operations	.781	.916	1.781	(.507 )	(2.791)
Distributions
Dividends from Net Investment Income	(.971 )	(1.046)	(.941 )	(.763 )	(.449 )
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.971 )	(1.046)	(.941 )	(.763 )	(.449 )
Net Asset Value, End of Period	$24.97	$25.16	$25.29	$24.45	$25.72
Total Return	3.11%	3.74%	7.50%	-1.98%	-9.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$869	$747	$535	$237	$179
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%[2]	0.05%[2]	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	4.20%	4.16%	3.84%	3.10%	1.71%
Portfolio Turnover Rate[3]	109%	91%[4]	79%	101%	170%

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Includes 86%, 68%, 61%, 80%, and 113%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At August 31, 2026, counterparties had deposited in segregated accounts securities with a value of $556,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at August 31, 2026.
9

Mortgage-Backed Securities Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $371,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Mortgage-Backed Securities Index Fund
The following table summarizes the market value of the fund's investments as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,421,470	—	17,421,470
Temporary Cash Investments	847,042	—	—	847,042
Total	847,042	17,421,470	—	18,268,512

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	61,225
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,089,897)
Capital Loss Carryforwards	(716,689)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,745,361)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	692,571	789,577
Long-Term Capital Gains	—	—
Total	692,571	789,577

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,358,409
Gross Unrealized Appreciation	34,502
Gross Unrealized Depreciation	(1,124,399)
Net Unrealized Appreciation (Depreciation)	(1,089,897)
F. During the year ended August 31, 2026, the fund purchased $18,922,183,000 of investment securities and sold $18,221,930,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $515,314,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
11

Mortgage-Backed Securities Index Fund
G. Capital share transactions for each class of shares were:
	Year Ended August 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,443,668	52,173	2,721,428	59,068
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,190,186)	(25,175)	(6,134,407)	(134,300)
Net Increase (Decrease)—ETF Shares	1,253,482	26,998	(3,412,979)	(75,232)
Admiral Shares
Issued	284,116	15,144	304,233	16,602
Issued in Lieu of Cash Distributions	25,931	1,385	27,759	1,509
Redeemed	(439,456)	(23,402)	(258,959)	(14,071)
Net Increase (Decrease)—Admiral Shares	(129,409)	(6,873)	73,033	4,040
Institutional Shares
Issued	210,432	8,291	318,666	12,850
Issued in Lieu of Cash Distributions	31,045	1,224	28,346	1,137
Redeemed	(111,589)	(4,417)	(135,909)	(5,446)
Net Increase (Decrease)—Institutional Shares	129,888	5,098	211,103	8,541
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Mortgage-Backed Securities Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Mortgage-Backed Securities Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal year $11,242,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q16480 102026
14

Financial Statements
For the year ended August 31, 2026
Vanguard Total Corporate Bond ETF

Contents

Total Corporate Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.250%	7/31/2028	3,150	3,145
	United States Treasury Note/Bond	4.125%	7/15/2029	382	379
	United States Treasury Note/Bond	4.250%	8/15/2029	353	352
	United States Treasury Note/Bond	4.375%	7/31/2031	334	332
	United States Treasury Note/Bond	5.000%	5/15/2046	29	28
	United States Treasury Note/Bond	5.000%	5/15/2056	300	289
Total U.S. Government and Agency Obligations (Cost $4,539)					4,525
Corporate Bonds (98.0%)
Communications (8.3%)
	Airbnb Inc.	4.400%	3/16/2029	164	163
	Airbnb Inc.	5.250%	3/16/2036	133	130
	Alphabet Inc.	4.500%	8/10/2028	210	210
	Alphabet Inc.	3.875%	11/15/2028	282	278
	Alphabet Inc.	3.700%	2/15/2029	1,259	1,232
	Alphabet Inc.	4.625%	8/10/2029	233	232
	Alphabet Inc.	4.000%	5/15/2030	150	146
	Alphabet Inc.	1.100%	8/15/2030	1,000	869
	Alphabet Inc.	4.100%	11/15/2030	904	877
	Alphabet Inc.	4.100%	2/15/2031	550	532
	Alphabet Inc.	4.875%	8/15/2031	213	212
	Alphabet Inc.	4.375%	11/15/2032	393	378
	Alphabet Inc.	4.400%	2/15/2033	1,119	1,071
	Alphabet Inc.	5.200%	8/15/2033	167	166
	Alphabet Inc.	4.500%	5/15/2035	454	431
	Alphabet Inc.	4.700%	11/15/2035	533	505
	Alphabet Inc.	4.800%	2/15/2036	1,263	1,203
	Alphabet Inc.	5.450%	8/15/2036	1,010	1,002
	Alphabet Inc.	5.350%	11/15/2045	435	398
	Alphabet Inc.	5.500%	2/15/2046	396	368
	Alphabet Inc.	6.250%	8/15/2046	675	678
	Alphabet Inc.	2.050%	8/15/2050	335	168
	Alphabet Inc.	5.250%	5/15/2055	390	337
	Alphabet Inc.	5.450%	11/15/2055	1,038	920
	Alphabet Inc.	5.650%	2/15/2056	741	677
	Alphabet Inc.	6.375%	8/15/2056	1,012	1,019
	Alphabet Inc.	2.250%	8/15/2060	605	279
	Alphabet Inc.	5.300%	5/15/2065	322	271
	Alphabet Inc.	5.750%	2/15/2066	210	188
	Alphabet Inc.	6.500%	8/15/2066	550	550
	Alphabet Inc.	5.700%	11/15/2075	758	666
	America Movil SAB de CV	3.625%	4/22/2029	430	415
	America Movil SAB de CV	5.000%	1/20/2033	425	416
	America Movil SAB de CV	6.375%	3/1/2035	225	238
	America Movil SAB de CV	6.125%	11/15/2037	300	308
	America Movil SAB de CV	6.125%	3/30/2040	319	323
	America Movil SAB de CV	4.375%	7/16/2042	200	167
	America Movil SAB de CV	4.375%	4/22/2049	207	166
	AppLovin Corp.	5.125%	12/1/2029	695	696
	AppLovin Corp.	5.375%	12/1/2031	260	260
	AppLovin Corp.	5.500%	12/1/2034	225	221
	AppLovin Corp.	5.950%	12/1/2054	190	172
[1]	AT&T Inc.	4.100%	2/15/2028	1,045	1,037
	AT&T Inc.	4.350%	3/1/2029	770	762
[1]	AT&T Inc.	4.300%	2/15/2030	1,061	1,038
	AT&T Inc.	4.700%	8/15/2030	220	218
	AT&T Inc.	4.400%	4/30/2031	400	389
	AT&T Inc.	2.750%	6/1/2031	510	460
	AT&T Inc.	2.250%	2/1/2032	550	473

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.550%	11/1/2032	588	565
	AT&T Inc.	4.750%	4/30/2033	427	411
	AT&T Inc.	2.550%	12/1/2033	430	355
	AT&T Inc.	5.400%	2/15/2034	955	949
	AT&T Inc.	4.500%	5/15/2035	727	668
	AT&T Inc.	5.375%	8/15/2035	155	152
	AT&T Inc.	4.900%	11/1/2035	355	335
	AT&T Inc.	5.125%	4/30/2036	451	430
	AT&T Inc.	5.250%	10/30/2036	478	457
	AT&T Inc.	6.550%	2/15/2039	70	74
	AT&T Inc.	4.850%	3/1/2039	438	392
	AT&T Inc.	6.000%	8/15/2040	655	647
	AT&T Inc.	5.350%	9/1/2040	25	23
	AT&T Inc.	6.375%	3/1/2041	35	36
	AT&T Inc.	3.500%	6/1/2041	480	356
	AT&T Inc.	5.550%	8/15/2041	225	211
	AT&T Inc.	5.150%	3/15/2042	200	176
	AT&T Inc.	4.800%	6/15/2044	903	754
	AT&T Inc.	4.350%	6/15/2045	260	199
	AT&T Inc.	5.550%	11/1/2045	800	713
	AT&T Inc.	5.850%	4/30/2046	720	663
	AT&T Inc.	4.750%	5/15/2046	285	229
[1]	AT&T Inc.	5.150%	11/15/2046	325	274
	AT&T Inc.	5.650%	2/15/2047	392	357
	AT&T Inc.	5.450%	3/1/2047	443	389
	AT&T Inc.	4.500%	3/9/2048	385	293
	AT&T Inc.	4.550%	3/9/2049	200	151
	AT&T Inc.	5.150%	2/15/2050	80	67
	AT&T Inc.	3.300%	2/1/2052	55	33
	AT&T Inc.	3.500%	9/15/2053	1,765	1,077
	AT&T Inc.	5.700%	11/1/2054	600	525
	AT&T Inc.	3.550%	9/15/2055	575	348
	AT&T Inc.	6.000%	4/30/2056	605	552
	AT&T Inc.	6.050%	8/15/2056	170	156
	AT&T Inc.	6.200%	10/30/2056	255	239
	AT&T Inc.	3.800%	12/1/2057	1,160	729
	AT&T Inc.	3.650%	9/15/2059	1,195	720
	AT&T Inc.	3.850%	6/1/2060	62	39
	AT&T Inc.	3.500%	2/1/2061	52	30
	AT&T Inc.	6.300%	10/30/2066	240	224
	Baidu Inc.	4.375%	3/29/2028	200	199
	Baidu Inc.	4.875%	11/14/2028	200	201
	Baidu Inc.	2.375%	8/23/2031	200	178
	Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	150	146
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	50	39
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	225	204
	Booking Holdings Inc.	3.550%	3/15/2028	130	128
	Booking Holdings Inc.	5.375%	5/7/2036	117	115
	British Telecommunications Ltd.	9.625%	12/15/2030	640	747
	Charter Communications Operating LLC	3.750%	2/15/2028	150	147
	Charter Communications Operating LLC	5.050%	3/30/2029	939	931
	Charter Communications Operating LLC	2.800%	4/1/2031	59	52
	Charter Communications Operating LLC	2.300%	2/1/2032	365	304
	Charter Communications Operating LLC	6.050%	2/15/2032	244	244
	Charter Communications Operating LLC	6.650%	2/1/2034	375	377
	Charter Communications Operating LLC	6.600%	2/15/2034	73	73
	Charter Communications Operating LLC	6.550%	6/1/2034	418	417
	Charter Communications Operating LLC	6.384%	10/23/2035	455	444
	Charter Communications Operating LLC	5.850%	12/1/2035	294	276
	Charter Communications Operating LLC	6.950%	8/15/2036	200	200
	Charter Communications Operating LLC	5.375%	4/1/2038	868	752
	Charter Communications Operating LLC	3.500%	6/1/2041	200	135
	Charter Communications Operating LLC	3.500%	3/1/2042	50	34
	Charter Communications Operating LLC	6.484%	10/23/2045	715	635
	Charter Communications Operating LLC	5.375%	5/1/2047	290	224
	Charter Communications Operating LLC	5.750%	4/1/2048	1,215	984
	Charter Communications Operating LLC	4.800%	3/1/2050	355	252
	Charter Communications Operating LLC	3.900%	6/1/2052	1,345	818
	Charter Communications Operating LLC	5.250%	4/1/2053	579	434
	Charter Communications Operating LLC	3.850%	4/1/2061	35	20

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	4.400%	12/1/2061	25	15
	Charter Communications Operating LLC	3.950%	6/30/2062	1,148	651
	Comcast Corp.	4.150%	10/15/2028	486	480
	Comcast Corp.	2.650%	2/1/2030	400	370
	Comcast Corp.	4.250%	10/15/2030	860	832
	Comcast Corp.	1.950%	1/15/2031	717	628
	Comcast Corp.	1.500%	2/15/2031	285	244
	Comcast Corp.	5.500%	11/15/2032	455	462
	Comcast Corp.	4.250%	1/15/2033	295	277
	Comcast Corp.	7.050%	3/15/2033	346	377
	Comcast Corp.	4.800%	5/15/2033	706	682
	Comcast Corp.	5.300%	6/1/2034	485	477
	Comcast Corp.	4.200%	8/15/2034	280	254
	Comcast Corp.	5.300%	5/15/2035	289	284
	Comcast Corp.	5.650%	6/15/2035	150	149
	Comcast Corp.	6.500%	11/15/2035	475	500
	Comcast Corp.	6.950%	8/15/2037	675	725
	Comcast Corp.	3.900%	3/1/2038	410	336
	Comcast Corp.	6.550%	7/1/2039	450	459
	Comcast Corp.	3.250%	11/1/2039	105	77
	Comcast Corp.	3.750%	4/1/2040	390	300
	Comcast Corp.	3.400%	7/15/2046	1,050	672
	Comcast Corp.	4.000%	8/15/2047	55	38
	Comcast Corp.	3.969%	11/1/2047	1,110	761
	Comcast Corp.	4.700%	10/15/2048	570	436
	Comcast Corp.	2.800%	1/15/2051	95	50
	Comcast Corp.	2.887%	11/1/2051	975	522
	Comcast Corp.	2.450%	8/15/2052	1,535	744
	Comcast Corp.	5.650%	6/1/2054	576	495
	Comcast Corp.	2.937%	11/1/2056	1,127	575
	Comcast Corp.	4.950%	10/15/2058	190	143
	Comcast Corp.	2.650%	8/15/2062	104	47
	Comcast Corp.	5.500%	5/15/2064	760	617
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	1,286	1,424
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	150	180
	Electronic Arts Inc.	1.850%	2/15/2031	350	329
	Expedia Group Inc.	3.800%	2/15/2028	50	49
	Expedia Group Inc.	3.250%	2/15/2030	210	198
	Expedia Group Inc.	2.950%	3/15/2031	200	182
	Expedia Group Inc.	5.400%	2/15/2035	215	210
	Expedia Group Inc.	5.500%	4/15/2036	150	146
	FactSet Research Systems Inc.	3.450%	3/1/2032	556	501
	Fox Corp.	6.500%	10/13/2033	175	184
	Fox Corp.	5.476%	1/25/2039	665	632
	Fox Corp.	5.576%	1/25/2049	280	252
	MercadoLibre Inc.	4.900%	1/15/2033	257	248
	Meta Platforms Inc.	4.800%	5/15/2030	750	748
	Meta Platforms Inc.	4.200%	11/15/2030	988	958
	Meta Platforms Inc.	4.550%	5/15/2031	700	684
	Meta Platforms Inc.	4.550%	8/15/2031	845	825
	Meta Platforms Inc.	3.850%	8/15/2032	1,000	927
	Meta Platforms Inc.	4.600%	11/15/2032	608	584
	Meta Platforms Inc.	4.875%	5/15/2033	463	448
	Meta Platforms Inc.	4.950%	5/15/2033	259	253
	Meta Platforms Inc.	4.750%	8/15/2034	424	403
	Meta Platforms Inc.	4.875%	11/15/2035	1,736	1,625
	Meta Platforms Inc.	5.250%	5/15/2036	1,333	1,281
	Meta Platforms Inc.	5.500%	11/15/2045	1,197	1,039
	Meta Platforms Inc.	6.200%	5/15/2046	1,025	962
	Meta Platforms Inc.	4.450%	8/15/2052	510	364
	Meta Platforms Inc.	5.600%	5/15/2053	350	294
	Meta Platforms Inc.	5.400%	8/15/2054	1,135	920
[1]	Meta Platforms Inc.	5.625%	11/15/2055	1,245	1,040
	Meta Platforms Inc.	6.300%	5/15/2056	1,216	1,121
	Meta Platforms Inc.	4.650%	8/15/2062	306	213
	Meta Platforms Inc.	5.750%	5/15/2063	730	603
	Meta Platforms Inc.	5.550%	8/15/2064	248	198
	Meta Platforms Inc.	5.750%	11/15/2065	1,207	993
	Meta Platforms Inc.	6.450%	5/15/2066	650	595
	NBCUniversal Media LLC	5.950%	4/1/2041	285	295

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NBCUniversal Media LLC	4.450%	1/15/2043	180	158
	Netflix Inc.	4.875%	4/15/2028	50	50
	Netflix Inc.	5.875%	11/15/2028	135	138
	Netflix Inc.	6.375%	5/15/2029	85	89
	Netflix Inc.	4.900%	8/15/2034	785	769
	Netflix Inc.	5.250%	8/15/2036	225	222
	Omnicom Group Inc.	4.650%	10/1/2028	140	139
	Omnicom Group Inc.	4.750%	3/30/2030	50	49
	Omnicom Group Inc.	2.400%	3/1/2031	10	9
	Omnicom Group Inc.	5.400%	10/1/2048	275	237
	Orange SA	9.000%	3/1/2031	865	993
	Orange SA	5.375%	1/13/2042	304	285
	Rogers Communications Inc.	3.800%	3/15/2032	660	606
	Rogers Communications Inc.	5.300%	2/15/2034	230	223
	Rogers Communications Inc.	4.500%	3/15/2042	135	111
	Rogers Communications Inc.	4.300%	2/15/2048	50	38
	Rogers Communications Inc.	4.350%	5/1/2049	50	38
	Rogers Communications Inc.	3.700%	11/15/2049	55	38
	Rogers Communications Inc.	4.550%	3/15/2052	1,148	866
[2]	Space Exploration Technologies Corp.	5.350%	7/15/2031	1,610	1,574
[2]	Space Exploration Technologies Corp.	5.650%	7/15/2033	1,381	1,329
[2]	Space Exploration Technologies Corp.	5.875%	7/15/2036	1,210	1,139
[2]	Space Exploration Technologies Corp.	6.600%	7/15/2046	644	585
[2]	Space Exploration Technologies Corp.	6.650%	7/15/2056	809	719
	Sprint Capital Corp.	6.875%	11/15/2028	213	222
	Sprint Capital Corp.	8.750%	3/15/2032	451	523
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	665	667
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	365	342
	Telefonica Emisiones SA	7.045%	6/20/2036	280	302
	Telefonica Emisiones SA	4.665%	3/6/2038	30	27
	Telefonica Emisiones SA	5.213%	3/8/2047	396	338
	Telefonica Emisiones SA	4.895%	3/6/2048	1,088	885
	Telefonica Europe BV	8.250%	9/15/2030	860	952
	TELUS Corp.	3.400%	5/13/2032	428	384
	TELUS Corp.	4.300%	6/15/2049	215	167
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	425	463
	Time Warner Cable LLC	6.550%	5/1/2037	791	761
	Time Warner Cable LLC	7.300%	7/1/2038	175	176
	Time Warner Cable LLC	6.750%	6/15/2039	25	24
	Time Warner Cable LLC	5.875%	11/15/2040	400	347
	Time Warner Cable LLC	5.500%	9/1/2041	100	83
	Time Warner Cable LLC	4.500%	9/15/2042	225	166
	T-Mobile USA Inc.	4.950%	3/15/2028	100	100
	T-Mobile USA Inc.	4.800%	7/15/2028	448	449
	T-Mobile USA Inc.	4.850%	1/15/2029	580	581
	T-Mobile USA Inc.	2.400%	3/15/2029	340	320
	T-Mobile USA Inc.	3.375%	4/15/2029	79	76
	T-Mobile USA Inc.	4.200%	10/1/2029	200	196
	T-Mobile USA Inc.	3.875%	4/15/2030	1,662	1,598
	T-Mobile USA Inc.	2.550%	2/15/2031	327	294
	T-Mobile USA Inc.	2.875%	2/15/2031	252	229
	T-Mobile USA Inc.	3.500%	4/15/2031	855	796
	T-Mobile USA Inc.	2.250%	11/15/2031	676	586
	T-Mobile USA Inc.	2.700%	3/15/2032	40	35
	T-Mobile USA Inc.	5.125%	5/15/2032	328	326
	T-Mobile USA Inc.	4.625%	1/15/2033	200	192
	T-Mobile USA Inc.	5.200%	1/15/2033	200	199
	T-Mobile USA Inc.	5.050%	7/15/2033	1,067	1,045
	T-Mobile USA Inc.	5.750%	1/15/2034	410	416
	T-Mobile USA Inc.	5.150%	4/15/2034	300	294
	T-Mobile USA Inc.	5.300%	5/15/2035	45	44
	T-Mobile USA Inc.	4.950%	11/15/2035	882	838
	T-Mobile USA Inc.	5.000%	2/15/2036	404	384
	T-Mobile USA Inc.	4.375%	4/15/2040	155	131
	T-Mobile USA Inc.	3.000%	2/15/2041	250	177
	T-Mobile USA Inc.	3.400%	10/15/2052	895	552
	T-Mobile USA Inc.	5.650%	1/15/2053	138	123
	T-Mobile USA Inc.	5.750%	1/15/2054	545	492
	T-Mobile USA Inc.	6.000%	6/15/2054	849	793
	T-Mobile USA Inc.	5.875%	11/15/2055	182	167

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	5.700%	1/15/2056	588	526
	T-Mobile USA Inc.	5.850%	2/15/2056	391	357
	T-Mobile USA Inc.	3.600%	11/15/2060	365	221
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	128	141
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,116	742
	Uber Technologies Inc.	4.300%	1/15/2030	505	495
	Uber Technologies Inc.	4.150%	1/15/2031	246	238
	Uber Technologies Inc.	4.800%	9/15/2034	160	153
	Uber Technologies Inc.	4.800%	9/15/2035	124	118
	Uber Technologies Inc.	5.350%	9/15/2054	344	305
	VeriSign Inc.	5.100%	7/15/2031	150	149
	VeriSign Inc.	5.250%	6/1/2032	205	204
	Verizon Communications Inc.	4.329%	9/21/2028	6	7
	Verizon Communications Inc.	4.016%	12/3/2029	712	694
	Verizon Communications Inc.	1.500%	9/18/2030	994	869
	Verizon Communications Inc.	1.680%	10/30/2030	225	197
	Verizon Communications Inc.	7.750%	12/1/2030	710	783
	Verizon Communications Inc.	2.550%	3/21/2031	279	251
	Verizon Communications Inc.	2.355%	3/15/2032	742	642
	Verizon Communications Inc.	4.750%	1/15/2033	233	226
	Verizon Communications Inc.	5.050%	5/9/2033	200	198
	Verizon Communications Inc.	4.500%	8/10/2033	725	688
	Verizon Communications Inc.	4.400%	11/1/2034	232	215
	Verizon Communications Inc.	4.780%	2/15/2035	670	633
	Verizon Communications Inc.	5.250%	4/2/2035	418	408
	Verizon Communications Inc.	5.850%	9/15/2035	645	655
	Verizon Communications Inc.	4.272%	1/15/2036	660	591
	Verizon Communications Inc.	5.000%	1/15/2036	269	255
	Verizon Communications Inc.	5.401%	7/2/2037	517	500
	Verizon Communications Inc.	4.812%	3/15/2039	597	537
	Verizon Communications Inc.	2.650%	11/20/2040	315	216
	Verizon Communications Inc.	3.400%	3/22/2041	525	391
	Verizon Communications Inc.	2.850%	9/3/2041	282	193
	Verizon Communications Inc.	4.750%	11/1/2041	550	483
	Verizon Communications Inc.	3.850%	11/1/2042	205	158
	Verizon Communications Inc.	5.750%	11/30/2045	461	430
	Verizon Communications Inc.	4.125%	8/15/2046	40	30
	Verizon Communications Inc.	4.862%	8/21/2046	1,077	897
	Verizon Communications Inc.	5.500%	3/16/2047	25	23
	Verizon Communications Inc.	4.522%	9/15/2048	345	270
	Verizon Communications Inc.	5.012%	4/15/2049	380	316
	Verizon Communications Inc.	4.000%	3/22/2050	454	330
	Verizon Communications Inc.	3.550%	3/22/2051	1,335	880
	Verizon Communications Inc.	3.875%	3/1/2052	305	212
	Verizon Communications Inc.	5.875%	11/30/2055	915	843
	Verizon Communications Inc.	6.200%	5/14/2056	376	362
	Verizon Communications Inc.	2.987%	10/30/2056	852	471
	Verizon Communications Inc.	6.750%	2/15/2057	250	249
	Verizon Communications Inc.	6.050%	5/14/2058	472	461
	Verizon Communications Inc.	6.600%	2/15/2059	250	250
	Verizon Communications Inc.	3.000%	11/20/2060	1,340	731
	Verizon Communications Inc.	3.700%	3/22/2061	52	33
	Verizon Communications Inc.	6.000%	11/30/2065	546	501
	Vodafone Group plc	4.800%	6/18/2031	221	217
	Vodafone Group plc	6.250%	11/30/2032	180	188
	Vodafone Group plc	5.350%	6/18/2036	262	254
	Vodafone Group plc	5.000%	5/30/2038	810	762
	Vodafone Group plc	5.250%	5/30/2048	90	78
	Vodafone Group plc	4.875%	6/19/2049	405	332
	Vodafone Group plc	5.750%	6/28/2054	430	391
	Vodafone Group plc	6.100%	6/18/2056	475	451
	Vodafone Group plc	5.875%	6/28/2064	526	476
	Walt Disney Co.	2.000%	9/1/2029	765	709
	Walt Disney Co.	3.800%	3/22/2030	415	402
	Walt Disney Co.	2.650%	1/13/2031	575	526
	Walt Disney Co.	4.000%	3/14/2031	550	532
	Walt Disney Co.	6.200%	12/15/2034	30	32
	Walt Disney Co.	6.400%	12/15/2035	28	30
	Walt Disney Co.	4.625%	3/14/2036	55	52
	Walt Disney Co.	6.150%	3/1/2037	665	707

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.500%	5/13/2040	535	426
	Walt Disney Co.	6.150%	2/15/2041	125	130
	Walt Disney Co.	4.700%	3/23/2050	250	210
	Walt Disney Co.	3.800%	5/13/2060	700	484
	WPP 2025 LLC	6.500%	3/30/2036	586	581
					141,574
Consumer Discretionary (6.7%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	210	199
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	45	45
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,300	1,128
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	275	193
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	216	165
	Amazon.com Inc.	3.850%	3/13/2028	1,170	1,159
	Amazon.com Inc.	1.650%	5/12/2028	1,204	1,148
	Amazon.com Inc.	3.900%	11/20/2028	969	955
	Amazon.com Inc.	4.000%	3/13/2029	515	506
	Amazon.com Inc.	3.450%	4/13/2029	515	500
	Amazon.com Inc.	4.600%	7/9/2029	850	846
	Amazon.com Inc.	4.650%	12/1/2029	687	685
	Amazon.com Inc.	4.100%	11/20/2030	713	691
	Amazon.com Inc.	4.250%	3/13/2031	961	932
	Amazon.com Inc.	2.100%	5/12/2031	1,335	1,175
	Amazon.com Inc.	4.800%	7/9/2031	925	916
	Amazon.com Inc.	3.600%	4/13/2032	485	452
	Amazon.com Inc.	4.700%	12/1/2032	362	356
	Amazon.com Inc.	4.550%	3/13/2033	900	867
	Amazon.com Inc.	4.350%	3/20/2033	801	763
	Amazon.com Inc.	5.100%	7/9/2033	750	742
	Amazon.com Inc.	4.800%	12/5/2034	200	195
	Amazon.com Inc.	4.650%	11/20/2035	242	228
	Amazon.com Inc.	4.875%	3/13/2036	1,068	1,016
	Amazon.com Inc.	5.300%	7/9/2036	850	832
	Amazon.com Inc.	3.875%	8/22/2037	1,315	1,142
	Amazon.com Inc.	2.875%	5/12/2041	55	39
	Amazon.com Inc.	4.950%	12/5/2044	112	100
	Amazon.com Inc.	5.650%	3/13/2046	918	861
	Amazon.com Inc.	6.000%	7/9/2046	650	632
	Amazon.com Inc.	4.050%	8/22/2047	85	63
	Amazon.com Inc.	2.500%	6/3/2050	1,355	734
	Amazon.com Inc.	3.950%	4/13/2052	865	612
	Amazon.com Inc.	5.450%	11/20/2055	300	265
	Amazon.com Inc.	5.800%	3/13/2056	1,362	1,256
	Amazon.com Inc.	6.100%	7/9/2056	850	820
	Amazon.com Inc.	4.250%	8/22/2057	155	112
	Amazon.com Inc.	2.700%	6/3/2060	57	29
	Amazon.com Inc.	3.250%	5/12/2061	960	548
	Amazon.com Inc.	4.100%	4/13/2062	850	583
	Amazon.com Inc.	5.550%	11/20/2065	365	316
	Amazon.com Inc.	5.950%	3/13/2066	1,095	1,008
	Amazon.com Inc.	6.250%	7/9/2066	700	674
	Amazon.com Inc.	6.050%	3/13/2076	575	530
[1]	American Honda Finance Corp.	3.500%	2/15/2028	106	104
[1]	American Honda Finance Corp.	4.550%	4/10/2028	309	308
[1]	American Honda Finance Corp.	5.125%	7/7/2028	211	212
	American Honda Finance Corp.	4.250%	9/1/2028	372	368
	American Honda Finance Corp.	5.650%	11/15/2028	200	204
	American Honda Finance Corp.	4.150%	1/8/2029	329	324
[1]	American Honda Finance Corp.	2.250%	1/12/2029	360	339
	American Honda Finance Corp.	4.900%	3/13/2029	230	230
[1]	American Honda Finance Corp.	4.800%	7/6/2029	113	113
[1]	American Honda Finance Corp.	4.400%	9/5/2029	237	233
	American Honda Finance Corp.	4.600%	4/17/2030	284	279
[1]	American Honda Finance Corp.	4.500%	9/4/2030	335	327
[1]	American Honda Finance Corp.	5.850%	10/4/2030	200	205
	American Honda Finance Corp.	4.450%	1/8/2031	189	184
[1]	American Honda Finance Corp.	4.900%	4/10/2031	83	82
[1]	American Honda Finance Corp.	5.050%	7/8/2031	113	112
[1]	American Honda Finance Corp.	5.050%	7/10/2031	300	298
[1]	American Honda Finance Corp.	4.850%	10/23/2031	265	260

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	5.150%	7/9/2032	185	183
[1]	American Honda Finance Corp.	5.200%	4/8/2033	61	60
[1]	American Honda Finance Corp.	5.250%	7/8/2033	99	97
[1]	American Honda Finance Corp.	4.900%	1/10/2034	520	502
	American Honda Finance Corp.	5.200%	3/5/2035	35	34
	American Honda Finance Corp.	5.100%	1/8/2036	279	269
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	74	44
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	239	170
	AutoNation Inc.	4.450%	1/15/2029	200	197
	AutoNation Inc.	2.400%	8/1/2031	280	244
	AutoNation Inc.	3.850%	3/1/2032	215	198
	AutoZone Inc.	6.250%	11/1/2028	50	51
	AutoZone Inc.	5.100%	7/15/2029	215	216
	AutoZone Inc.	4.000%	4/15/2030	183	177
	AutoZone Inc.	5.125%	6/15/2030	163	164
	AutoZone Inc.	1.650%	1/15/2031	30	26
	AutoZone Inc.	4.950%	7/15/2031	212	210
	AutoZone Inc.	4.750%	8/1/2032	310	302
	AutoZone Inc.	4.750%	2/1/2033	205	199
	AutoZone Inc.	6.550%	11/1/2033	200	213
	AutoZone Inc.	5.400%	7/15/2034	315	313
	Block Financial LLC	5.375%	9/15/2032	175	172
	BorgWarner Inc.	4.950%	8/15/2029	16	16
[1]	Brown University	2.924%	9/1/2050	585	371
	Brunswick Corp.	5.850%	3/18/2029	655	666
	Brunswick Corp.	4.400%	9/15/2032	100	94
	California Institute of Technology	4.321%	8/1/2045	420	351
	Choice Hotels International Inc.	3.700%	1/15/2031	700	654
	Choice Hotels International Inc.	5.850%	8/1/2034	361	360
	Darden Restaurants Inc.	4.350%	10/15/2027	7	7
	Darden Restaurants Inc.	6.300%	10/10/2033	200	210
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	372	333
	DR Horton Inc.	1.400%	10/15/2027	200	193
	DR Horton Inc.	4.850%	10/15/2030	50	50
	DR Horton Inc.	5.000%	10/15/2034	420	406
	DR Horton Inc.	5.500%	10/15/2035	213	211
[1]	Duke University	2.682%	10/1/2044	355	256
[1]	Duke University	2.832%	10/1/2055	250	149
	eBay Inc.	4.250%	3/6/2029	192	189
	eBay Inc.	2.700%	3/11/2030	140	129
	eBay Inc.	2.600%	5/10/2031	200	179
	eBay Inc.	5.125%	11/6/2035	435	420
	eBay Inc.	4.000%	7/15/2042	571	442
	eBay Inc.	3.650%	5/10/2051	192	133
[1]	Emory University	2.143%	9/1/2030	250	226
[1]	Emory University	2.969%	9/1/2050	440	275
	Ferguson Enterprises Inc.	4.800%	8/14/2029	150	150
	Ferguson Enterprises Inc.	4.350%	3/15/2031	315	306
	Ferguson Enterprises Inc.	5.000%	10/3/2034	175	170
	Ferguson Enterprises Inc.	5.600%	8/14/2036	175	175
[1]	Ford Foundation	2.815%	6/1/2070	188	101
	Ford Motor Co.	7.450%	7/16/2031	835	896
	Ford Motor Co.	3.250%	2/12/2032	370	324
	Ford Motor Co.	4.750%	1/15/2043	377	291
	Ford Motor Co.	7.400%	11/1/2046	45	46
	Ford Motor Co.	5.291%	12/8/2046	471	381
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	113	111
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	275	282
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	575	557
	Ford Motor Credit Co. LLC	5.918%	3/20/2028	175	177
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	225	231
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	730	752
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	516	487
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	110	111
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	250	247
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	225	223
	Ford Motor Credit Co. LLC	5.431%	8/13/2029	307	307
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	25	25
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	80	81
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	200	210

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	215	215
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	485	454
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	430	434
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	200	197
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	135	122
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	235	236
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	316	324
	Ford Motor Credit Co. LLC	6.107%	8/15/2033	161	161
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	165	174
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	360	358
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	812	815
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	200	187
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	265	271
	General Motors Co.	4.200%	10/1/2027	47	47
	General Motors Co.	5.350%	4/15/2028	130	131
	General Motors Co.	5.000%	10/1/2028	200	200
	General Motors Co.	5.625%	4/15/2030	312	317
	General Motors Co.	5.600%	10/15/2032	188	190
	General Motors Co.	5.000%	4/1/2035	100	95
	General Motors Co.	6.250%	4/15/2035	115	118
	General Motors Co.	6.600%	4/1/2036	25	26
	General Motors Co.	6.250%	10/2/2043	235	229
	General Motors Co.	5.200%	4/1/2045	335	288
	General Motors Co.	6.750%	4/1/2046	705	722
	General Motors Co.	5.400%	4/1/2048	430	374
	General Motors Co.	5.950%	4/1/2049	75	70
	General Motors Financial Co. Inc.	6.000%	1/9/2028	225	228
	General Motors Financial Co. Inc.	2.400%	4/10/2028	225	217
	General Motors Financial Co. Inc.	5.800%	6/23/2028	311	316
	General Motors Financial Co. Inc.	4.750%	4/6/2029	253	252
	General Motors Financial Co. Inc.	4.900%	10/6/2029	139	139
	General Motors Financial Co. Inc.	5.350%	1/7/2030	327	329
	General Motors Financial Co. Inc.	5.450%	7/15/2030	476	481
	General Motors Financial Co. Inc.	4.600%	1/8/2031	453	442
	General Motors Financial Co. Inc.	5.750%	2/8/2031	25	25
	General Motors Financial Co. Inc.	2.700%	6/10/2031	55	49
	General Motors Financial Co. Inc.	5.600%	6/18/2031	464	470
	General Motors Financial Co. Inc.	5.100%	9/15/2031	297	294
	General Motors Financial Co. Inc.	3.100%	1/12/2032	410	367
	General Motors Financial Co. Inc.	5.625%	4/4/2032	35	35
	General Motors Financial Co. Inc.	6.400%	1/9/2033	80	84
	General Motors Financial Co. Inc.	6.100%	1/7/2034	610	626
	General Motors Financial Co. Inc.	5.950%	4/4/2034	235	239
	General Motors Financial Co. Inc.	5.450%	9/6/2034	200	196
	General Motors Financial Co. Inc.	5.900%	1/7/2035	850	857
	General Motors Financial Co. Inc.	6.150%	7/15/2035	327	333
	Genuine Parts Co.	1.875%	11/1/2030	690	599
	Genuine Parts Co.	6.875%	11/1/2033	200	214
[1]	George Washington University	4.126%	9/15/2048	310	241
[1]	Georgetown University	2.943%	4/1/2050	390	244
	Hasbro Inc.	3.900%	11/19/2029	350	338
	Hasbro Inc.	4.650%	3/12/2031	95	93
	Home Depot Inc.	2.800%	9/14/2027	400	394
	Home Depot Inc.	3.750%	9/15/2028	105	103
	Home Depot Inc.	4.900%	4/15/2029	200	201
	Home Depot Inc.	4.750%	6/25/2029	101	101
	Home Depot Inc.	2.700%	4/15/2030	100	93
	Home Depot Inc.	3.950%	9/15/2030	142	138
	Home Depot Inc.	1.375%	3/15/2031	80	69
	Home Depot Inc.	4.850%	6/25/2031	80	80
	Home Depot Inc.	1.875%	9/15/2031	882	764
	Home Depot Inc.	3.250%	4/15/2032	288	265
	Home Depot Inc.	4.500%	9/15/2032	400	391
	Home Depot Inc.	4.950%	6/25/2034	387	381
	Home Depot Inc.	4.650%	9/15/2035	196	187
	Home Depot Inc.	5.875%	12/16/2036	210	218
	Home Depot Inc.	5.400%	9/15/2040	735	716
	Home Depot Inc.	4.875%	2/15/2044	335	298
	Home Depot Inc.	4.400%	3/15/2045	225	186
	Home Depot Inc.	4.250%	4/1/2046	320	257

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.500%	12/6/2048	866	708
	Home Depot Inc.	3.125%	12/15/2049	15	10
	Home Depot Inc.	3.350%	4/15/2050	75	50
	Home Depot Inc.	2.375%	3/15/2051	400	215
	Home Depot Inc.	2.750%	9/15/2051	25	15
	Home Depot Inc.	4.950%	9/15/2052	985	848
	Home Depot Inc.	5.300%	6/25/2054	395	357
	Home Depot Inc.	3.500%	9/15/2056	95	62
	Honda Motor Co. Ltd.	4.436%	7/8/2028	370	368
	Honda Motor Co. Ltd.	4.688%	7/8/2030	275	271
	Hyatt Hotels Corp.	5.050%	3/30/2028	199	200
	Hyatt Hotels Corp.	5.250%	6/30/2029	200	201
	Hyatt Hotels Corp.	5.375%	12/15/2031	70	70
	Hyatt Hotels Corp.	5.750%	3/30/2032	580	589
	Hyatt Hotels Corp.	5.400%	12/15/2035	200	194
	JD.com Inc.	3.375%	1/14/2030	450	431
[1]	Johns Hopkins University	4.083%	7/1/2053	85	65
[1]	Johns Hopkins University	2.813%	1/1/2060	760	419
	Las Vegas Sands Corp.	5.625%	6/15/2028	350	353
	Las Vegas Sands Corp.	3.900%	8/8/2029	455	438
	Las Vegas Sands Corp.	6.000%	6/14/2030	100	102
	Las Vegas Sands Corp.	5.300%	5/15/2031	88	87
	Las Vegas Sands Corp.	5.650%	5/18/2033	156	154
	Las Vegas Sands Corp.	6.200%	8/15/2034	110	111
	Lear Corp.	3.800%	9/15/2027	740	733
	Lear Corp.	5.250%	5/15/2049	144	124
	Leggett & Platt Inc.	4.400%	3/15/2029	632	611
	Leggett & Platt Inc.	3.500%	11/15/2051	30	18
	Leland Stanford Junior University	2.413%	6/1/2050	420	237
	Lennar Corp.	4.750%	11/29/2027	285	285
	Lennar Corp.	5.200%	7/30/2030	330	331
	Lowe's Cos. Inc.	3.950%	10/15/2027	275	273
	Lowe's Cos. Inc.	4.000%	10/15/2028	268	264
	Lowe's Cos. Inc.	1.700%	10/15/2030	25	22
	Lowe's Cos. Inc.	4.250%	3/15/2031	514	498
	Lowe's Cos. Inc.	4.500%	10/15/2032	500	481
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	246
	Lowe's Cos. Inc.	5.150%	7/1/2033	415	412
	Lowe's Cos. Inc.	4.850%	10/15/2035	481	458
	Lowe's Cos. Inc.	5.500%	10/15/2035	290	292
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	138
	Lowe's Cos. Inc.	4.375%	9/15/2045	285	227
	Lowe's Cos. Inc.	4.050%	5/3/2047	749	562
	Lowe's Cos. Inc.	4.550%	4/5/2049	25	20
	Lowe's Cos. Inc.	5.125%	4/15/2050	650	558
	Lowe's Cos. Inc.	3.500%	4/1/2051	210	139
	Lowe's Cos. Inc.	4.250%	4/1/2052	655	489
	Lowe's Cos. Inc.	5.625%	4/15/2053	299	275
	Lowe's Cos. Inc.	5.750%	7/1/2053	220	205
	Lowe's Cos. Inc.	4.450%	4/1/2062	45	33
	Lowe's Cos. Inc.	5.800%	9/15/2062	345	318
	Lowe's Cos. Inc.	5.850%	4/1/2063	267	248
	Magna International Inc.	5.500%	3/21/2033	65	65
	Magna International Inc.	5.875%	6/1/2035	50	51
	Marriott International Inc.	5.000%	10/15/2027	100	100
	Marriott International Inc.	4.875%	5/15/2029	50	50
[1]	Marriott International Inc.	4.625%	6/15/2030	275	271
[1]	Marriott International Inc.	2.850%	4/15/2031	340	309
	Marriott International Inc.	4.500%	10/15/2031	158	154
[1]	Marriott International Inc.	3.500%	10/15/2032	306	278
	Marriott International Inc.	4.500%	5/1/2033	93	88
	Marriott International Inc.	5.300%	5/15/2034	220	218
	Marriott International Inc.	5.350%	3/15/2035	234	231
	Marriott International Inc.	5.250%	10/15/2035	42	41
[1]	Marriott International Inc.	5.650%	9/15/2036	250	248
	Marriott International Inc.	5.500%	4/15/2037	273	268
	Marriott International Inc.	5.100%	5/1/2038	305	286
	Masco Corp.	1.500%	2/15/2028	595	569
	Masco Corp.	2.000%	2/15/2031	250	218
[1]	Massachusetts Institute of Technology	3.959%	7/1/2038	70	63

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	325	209
	Massachusetts Institute of Technology	3.067%	4/1/2052	240	154
	Mattel Inc.	5.000%	11/17/2030	355	351
	McDonald's Corp.	4.800%	8/14/2028	785	787
	McDonald's Corp.	4.400%	2/12/2031	31	30
[1]	McDonald's Corp.	5.200%	5/17/2034	310	310
[1]	McDonald's Corp.	4.700%	12/9/2035	70	67
	McDonald's Corp.	5.000%	2/13/2036	230	224
[1]	McDonald's Corp.	6.300%	10/15/2037	200	212
[1]	McDonald's Corp.	3.700%	2/15/2042	200	156
[1]	McDonald's Corp.	4.600%	5/26/2045	215	181
[1]	McDonald's Corp.	4.875%	12/9/2045	328	284
[1]	McDonald's Corp.	3.625%	9/1/2049	470	327
[1]	McDonald's Corp.	5.150%	9/9/2052	325	284
	McDonald's Corp.	5.450%	8/14/2053	775	712
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	366	413
	Mohawk Industries Inc.	3.625%	5/15/2030	25	24
	NIKE Inc.	2.850%	3/27/2030	210	197
	NIKE Inc.	3.250%	3/27/2040	288	222
	NIKE Inc.	3.875%	11/1/2045	895	686
	Northwestern University	4.940%	12/1/2035	251	246
[1]	Northwestern University	4.643%	12/1/2044	575	528
[1]	Northwestern University	3.662%	12/1/2057	75	53
	NVR Inc.	3.000%	5/15/2030	250	233
	O'Reilly Automotive Inc.	4.800%	8/14/2029	200	199
	O'Reilly Automotive Inc.	1.750%	3/15/2031	250	216
	O'Reilly Automotive Inc.	5.050%	8/14/2031	200	199
	O'Reilly Automotive Inc.	4.700%	6/15/2032	316	309
	O'Reilly Automotive Inc.	5.100%	3/12/2036	115	111
	O'Reilly Automotive Inc.	5.550%	3/14/2037	200	198
	Owens Corning	3.500%	2/15/2030	205	195
	Owens Corning	5.700%	6/15/2034	355	360
	Owens Corning	5.950%	6/15/2054	460	446
	Polaris Inc.	5.600%	3/1/2031	240	238
	President & Fellows of Harvard College	4.887%	3/15/2030	504	507
	President & Fellows of Harvard College	3.150%	7/15/2046	30	21
	President & Fellows of Harvard College	2.517%	10/15/2050	170	99
	President & Fellows of Harvard College	3.300%	7/15/2056	235	153
	PulteGroup Inc.	4.250%	3/1/2031	150	145
	PulteGroup Inc.	4.900%	3/1/2036	100	95
	PVH Corp.	5.500%	6/13/2030	466	467
	Ralph Lauren Corp.	2.950%	6/15/2030	120	112
	Ralph Lauren Corp.	5.000%	6/15/2032	475	473
[1]	Rockefeller Foundation	2.492%	10/1/2050	260	151
	Ross Stores Inc.	1.875%	4/15/2031	260	227
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	250	238
	Royal Caribbean Cruises Ltd.	5.550%	1/20/2034	117	116
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	385	372
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	524	493
	Sands China Ltd.	5.400%	8/8/2028	650	654
	Snap-on Inc.	3.100%	5/1/2050	75	48
	Stanley Black & Decker Inc.	4.250%	11/15/2028	305	302
	Stanley Black & Decker Inc.	5.200%	9/1/2040	212	194
	Starbucks Corp.	4.500%	5/15/2028	108	108
	Starbucks Corp.	4.000%	11/15/2028	260	256
	Starbucks Corp.	2.250%	3/12/2030	305	278
	Starbucks Corp.	2.550%	11/15/2030	483	439
	Starbucks Corp.	4.900%	2/15/2031	380	380
	Starbucks Corp.	3.000%	2/14/2032	375	339
	Starbucks Corp.	4.800%	2/15/2033	140	137
	Starbucks Corp.	5.000%	2/15/2034	126	124
	Starbucks Corp.	4.300%	6/15/2045	80	64
	Starbucks Corp.	3.750%	12/1/2047	214	154
	Starbucks Corp.	4.500%	11/15/2048	120	96
	Starbucks Corp.	3.500%	11/15/2050	150	100
	Tapestry Inc.	5.500%	3/11/2035	110	108
	Thomas Jefferson University	3.847%	11/1/2057	25	17
	TJX Cos. Inc.	3.875%	4/15/2030	75	72
	Toll Brothers Finance Corp.	3.800%	11/1/2029	670	645
	Toll Brothers Finance Corp.	5.600%	6/15/2035	115	114

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	5.118%	7/13/2028	305	308
	Toyota Motor Corp.	2.760%	7/2/2029	205	195
	Toyota Motor Corp.	4.450%	6/30/2030	75	74
	Toyota Motor Corp.	5.123%	7/13/2033	226	227
	Toyota Motor Corp.	5.053%	6/30/2035	300	296
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	200	200
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	540	540
	Toyota Motor Credit Corp.	5.450%	11/10/2027	130	132
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	368	361
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	362	359
	Toyota Motor Credit Corp.	4.625%	1/12/2028	430	431
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	192
[1]	Toyota Motor Credit Corp.	4.250%	5/12/2028	189	188
	Toyota Motor Credit Corp.	4.050%	9/5/2028	250	247
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	160	162
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	285	285
	Toyota Motor Credit Corp.	3.650%	1/8/2029	50	49
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	152	150
[1]	Toyota Motor Credit Corp.	4.500%	7/9/2029	124	123
	Toyota Motor Credit Corp.	4.950%	1/9/2030	475	477
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	125	119
	Toyota Motor Credit Corp.	4.800%	5/15/2030	125	125
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	438	433
	Toyota Motor Credit Corp.	5.550%	11/20/2030	458	469
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	165	144
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	549	534
	Toyota Motor Credit Corp.	5.100%	3/21/2031	90	90
[1]	Toyota Motor Credit Corp.	4.550%	5/14/2031	184	181
	Toyota Motor Credit Corp.	1.900%	9/12/2031	99	85
[1]	Toyota Motor Credit Corp.	2.400%	1/13/2032	92	81
	Toyota Motor Credit Corp.	4.650%	9/3/2032	150	146
	Toyota Motor Credit Corp.	4.700%	1/12/2033	401	392
[1]	Toyota Motor Credit Corp.	4.600%	3/11/2033	275	266
[1]	Toyota Motor Credit Corp.	5.000%	7/8/2033	168	166
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	205	200
	Toyota Motor Credit Corp.	5.350%	1/9/2035	195	195
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	118	113
	Tractor Supply Co.	5.200%	1/30/2032	75	75
	Tractor Supply Co.	5.250%	5/15/2033	170	169
[1]	Trustees of Princeton University	2.516%	7/1/2050	85	51
[1]	University of Chicago	2.761%	4/1/2045	30	23
[1]	University of Chicago	4.003%	10/1/2053	255	195
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	330	248
[1]	University of Southern California	3.028%	10/1/2039	164	132
[1]	University of Southern California	3.841%	10/1/2047	250	194
	University of Southern California	2.805%	10/1/2050	35	21
[1]	University of Southern California	2.945%	10/1/2051	15	9
	University of Southern California	4.976%	10/1/2053	230	203
[1]	Washington University	3.524%	4/15/2054	800	555
[1]	Yale University	4.701%	4/15/2032	75	74
[1]	Yale University	2.402%	4/15/2050	465	265
					114,438
Consumer Staples (5.1%)
	Ahold Finance USA LLC	6.875%	5/1/2029	115	121
	Altria Group Inc.	6.200%	11/1/2028	470	483
	Altria Group Inc.	4.800%	2/14/2029	445	445
	Altria Group Inc.	3.400%	5/6/2030	460	436
	Altria Group Inc.	2.450%	2/4/2032	425	370
	Altria Group Inc.	6.875%	11/1/2033	200	217
	Altria Group Inc.	5.625%	2/6/2035	260	261
	Altria Group Inc.	5.250%	8/6/2035	55	54
	Altria Group Inc.	3.400%	2/4/2041	833	615
	Altria Group Inc.	5.375%	1/31/2044	325	292
	Altria Group Inc.	3.875%	9/16/2046	76	54
	Altria Group Inc.	5.950%	2/14/2049	612	578
	Altria Group Inc.	4.450%	5/6/2050	600	454
	Altria Group Inc.	3.700%	2/4/2051	160	107
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	1,835	1,738
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	2,029	1,775

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	323	306
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	366	320
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	931	932
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	500	478
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	65	59
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	287	351
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	830	818
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	255	308
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	285	260
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	875	708
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	1,487	1,403
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	435	422
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	40	38
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	150	145
	Archer-Daniels-Midland Co.	4.535%	3/26/2042	75	65
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	360	296
	Avery Dennison Corp.	2.650%	4/30/2030	50	46
	Avery Dennison Corp.	2.250%	2/15/2032	371	319
	BAT Capital Corp.	3.462%	9/6/2029	530	509
	BAT Capital Corp.	5.834%	2/20/2031	730	750
	BAT Capital Corp.	2.726%	3/25/2031	524	474
	BAT Capital Corp.	4.742%	3/16/2032	440	431
	BAT Capital Corp.	5.350%	8/15/2032	429	431
	BAT Capital Corp.	5.300%	8/5/2033	175	174
	BAT Capital Corp.	6.000%	2/20/2034	40	41
	BAT Capital Corp.	5.625%	8/15/2035	257	259
	BAT Capital Corp.	5.550%	8/5/2036	75	74
	BAT Capital Corp.	3.734%	9/25/2040	250	197
	BAT Capital Corp.	7.079%	8/2/2043	255	275
	BAT Capital Corp.	4.758%	9/6/2049	575	462
	BAT Capital Corp.	5.650%	3/16/2052	498	451
	BAT Capital Corp.	7.081%	8/2/2053	300	325
	BAT International Finance plc	5.931%	2/2/2029	350	359
	Brown-Forman Corp.	4.750%	4/15/2033	272	264
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	395	388
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	792	730
	Bunge Ltd. Finance Corp.	5.000%	8/19/2031	75	75
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	109	106
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	150	143
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	109	106
	Campbell's Co.	4.150%	3/15/2028	29	29
	Campbell's Co.	5.200%	3/21/2029	80	80
	Campbell's Co.	4.550%	3/21/2031	467	451
	Campbell's Co.	5.400%	3/21/2034	205	198
	Campbell's Co.	4.800%	3/15/2048	350	275
	Church & Dwight Co. Inc.	5.000%	6/15/2052	80	70
	Clorox Co.	3.100%	10/1/2027	105	103
	Clorox Co.	4.700%	5/15/2031	400	392
	Clorox Co.	4.950%	5/15/2033	100	97
	Clorox Co.	5.250%	5/15/2036	150	146
	Coca-Cola Co.	2.125%	9/6/2029	350	326
	Coca-Cola Co.	1.650%	6/1/2030	225	202
	Coca-Cola Co.	4.650%	8/14/2034	815	801
	Coca-Cola Co.	2.500%	3/15/2051	798	452
	Coca-Cola Co.	5.300%	5/13/2054	205	190
	Coca-Cola Co.	5.200%	1/14/2055	355	323
	Coca-Cola Co.	2.750%	6/1/2060	250	137
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	120	121
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	685	563
	Colgate-Palmolive Co.	3.250%	8/15/2032	400	369
[1]	Colgate-Palmolive Co.	4.000%	8/15/2045	5	4
	Conagra Brands Inc.	1.375%	11/1/2027	85	82
	Conagra Brands Inc.	4.850%	11/1/2028	300	299
	Conagra Brands Inc.	5.000%	8/1/2030	460	454
	Conagra Brands Inc.	5.400%	8/1/2031	75	75
	Conagra Brands Inc.	5.750%	8/1/2035	100	99
	Conagra Brands Inc.	5.300%	11/1/2038	130	120
	Conagra Brands Inc.	5.400%	11/1/2048	245	208
	Constellation Brands Inc.	3.600%	2/15/2028	465	458
	Constellation Brands Inc.	4.650%	11/15/2028	465	463

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	4.800%	1/15/2029	630	629
	Constellation Brands Inc.	4.800%	5/1/2030	50	50
	Constellation Brands Inc.	4.850%	5/6/2031	150	148
	Constellation Brands Inc.	2.250%	8/1/2031	229	200
	Constellation Brands Inc.	4.950%	11/1/2035	135	129
	Constellation Brands Inc.	4.500%	5/9/2047	515	414
	Constellation Brands Inc.	3.750%	5/1/2050	150	106
	Costco Wholesale Corp.	1.750%	4/20/2032	335	286
	Diageo Capital plc	5.300%	10/24/2027	305	308
	Diageo Capital plc	2.375%	10/24/2029	275	256
	Diageo Capital plc	2.125%	4/29/2032	270	230
	Diageo Capital plc	5.500%	1/24/2033	265	268
	Diageo Capital plc	5.625%	10/5/2033	315	322
	Diageo Capital plc	3.875%	4/29/2043	50	39
	Diageo Investment Corp.	5.125%	8/15/2030	70	70
	Diageo Investment Corp.	5.625%	4/15/2035	200	203
	Dollar General Corp.	4.125%	4/3/2050	473	350
	Dollar Tree Inc.	4.200%	5/15/2028	195	193
	Dollar Tree Inc.	2.650%	12/1/2031	537	474
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	620	608
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	70	54
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	300	210
	General Mills Inc.	4.875%	1/30/2030	610	608
	General Mills Inc.	4.700%	4/17/2048	695	572
	General Mills Inc.	3.000%	2/1/2051	55	34
	Haleon US Capital LLC	4.625%	8/21/2029	75	75
	Haleon US Capital LLC	4.875%	8/21/2031	100	99
	Haleon US Capital LLC	3.625%	3/24/2032	675	625
	Hershey Co.	4.550%	2/24/2028	210	210
	Hershey Co.	4.750%	2/24/2030	435	435
	Hershey Co.	1.700%	6/1/2030	395	352
	Hormel Foods Corp.	1.800%	6/11/2030	375	335
	Ingredion Inc.	3.900%	6/1/2050	230	165
	J M Smucker Co.	5.900%	11/15/2028	513	525
	J M Smucker Co.	2.375%	3/15/2030	490	449
	J M Smucker Co.	2.125%	3/15/2032	25	21
	J M Smucker Co.	6.200%	11/15/2033	275	289
	J M Smucker Co.	4.250%	3/15/2035	270	247
	J M Smucker Co.	6.500%	11/15/2043	158	166
	J M Smucker Co.	4.375%	3/15/2045	200	162
	J M Smucker Co.	6.500%	11/15/2053	150	158
	JBS NV	5.750%	4/1/2033	65	66
	JBS NV	6.750%	3/15/2034	69	74
	JBS NV	5.950%	4/20/2035	425	430
	JBS NV	5.500%	1/15/2036	273	266
[2]	JBS NV	5.625%	3/10/2037	475	462
	JBS NV	6.500%	12/1/2052	290	282
	JBS NV	7.250%	11/15/2053	805	851
	JBS NV	6.250%	3/1/2056	435	410
[2]	JBS NV	6.400%	5/10/2057	150	144
	JBS NV	6.375%	4/15/2066	308	289
	Kellanova	4.300%	5/15/2028	100	99
	Kellanova	5.250%	3/1/2033	200	201
	Kellanova	4.500%	4/1/2046	40	33
	Kellanova	5.750%	5/16/2054	50	48
	Kenvue Inc.	5.050%	3/22/2028	190	191
	Kenvue Inc.	5.000%	3/22/2030	62	62
	Kenvue Inc.	4.850%	5/22/2032	235	233
	Kenvue Inc.	4.900%	3/22/2033	50	49
	Kenvue Inc.	5.050%	3/22/2053	660	575
	Keurig Dr Pepper Inc.	4.350%	5/15/2028	255	253
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	100	100
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	60	56
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	255	250
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	581	580
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	233	219
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	265	257
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	50	40
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	690	435
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	105	81

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimberly-Clark Corp.	2.000%	11/2/2031	295	256
	Kimberly-Clark Corp.	6.625%	8/1/2037	408	452
	Kimberly-Clark Corp.	5.300%	3/1/2041	333	326
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	500	479
	Kraft Heinz Foods Co.	4.625%	1/30/2029	461	460
	Kraft Heinz Foods Co.	3.750%	4/1/2030	722	691
	Kraft Heinz Foods Co.	5.200%	3/15/2032	25	25
	Kraft Heinz Foods Co.	5.400%	3/15/2035	75	74
	Kraft Heinz Foods Co.	5.000%	6/4/2042	830	727
	Kraft Heinz Foods Co.	5.200%	7/15/2045	722	626
	Kraft Heinz Foods Co.	4.375%	6/1/2046	290	225
	Kraft Heinz Foods Co.	4.875%	10/1/2049	122	99
	Kroger Co.	4.500%	1/15/2029	40	40
	Kroger Co.	5.000%	9/15/2034	920	889
	Kroger Co.	6.900%	4/15/2038	115	126
	Kroger Co.	5.150%	8/1/2043	380	343
	Kroger Co.	3.875%	10/15/2046	643	473
	Kroger Co.	4.450%	2/1/2047	260	207
	Kroger Co.	5.500%	9/15/2054	165	148
	Kroger Co.	5.650%	9/15/2064	100	89
[2]	Maple Parent Holdings Corp.	4.750%	3/26/2029	59	59
[2]	Maple Parent Holdings Corp.	5.050%	3/26/2031	170	167
[2]	Maple Parent Holdings Corp.	6.625%	3/26/2056	150	150
	McCormick & Co. Inc.	4.150%	2/15/2029	100	98
	McCormick & Co. Inc.	1.850%	2/15/2031	630	550
	Molson Coors Beverage Co.	4.900%	7/8/2031	325	321
	Molson Coors Beverage Co.	5.500%	7/8/2036	309	303
	Molson Coors Beverage Co.	4.200%	7/15/2046	665	509
	Mondelez International Inc.	4.125%	5/7/2028	695	689
	Mondelez International Inc.	1.500%	2/4/2031	755	652
	Mondelez International Inc.	3.000%	3/17/2032	230	207
	PepsiCo Inc.	3.000%	10/15/2027	90	89
	PepsiCo Inc.	4.100%	1/15/2029	500	495
	PepsiCo Inc.	2.625%	7/29/2029	225	213
	PepsiCo Inc.	2.750%	3/19/2030	1,040	973
	PepsiCo Inc.	1.625%	5/1/2030	175	157
	PepsiCo Inc.	4.300%	7/23/2030	250	247
	PepsiCo Inc.	1.950%	10/21/2031	308	268
	PepsiCo Inc.	3.900%	7/18/2032	100	95
	PepsiCo Inc.	4.650%	7/23/2032	385	381
	PepsiCo Inc.	5.000%	7/23/2035	770	759
	PepsiCo Inc.	2.625%	10/21/2041	618	428
	PepsiCo Inc.	4.450%	4/14/2046	280	235
	PepsiCo Inc.	3.450%	10/6/2046	369	264
	PepsiCo Inc.	3.625%	3/19/2050	484	344
	PepsiCo Inc.	2.750%	10/21/2051	250	148
	PepsiCo Inc.	4.650%	2/15/2053	105	88
	PepsiCo Inc.	5.250%	7/17/2054	460	425
	Philip Morris International Inc.	4.375%	11/1/2027	105	105
	Philip Morris International Inc.	5.125%	11/17/2027	460	463
	Philip Morris International Inc.	4.875%	2/15/2028	1,005	1,009
	Philip Morris International Inc.	3.875%	10/27/2028	170	167
	Philip Morris International Inc.	4.875%	2/13/2029	595	597
	Philip Morris International Inc.	4.125%	4/27/2029	100	98
	Philip Morris International Inc.	4.625%	11/1/2029	445	443
	Philip Morris International Inc.	5.625%	11/17/2029	460	470
	Philip Morris International Inc.	5.125%	2/15/2030	410	413
	Philip Morris International Inc.	4.375%	4/30/2030	194	190
	Philip Morris International Inc.	2.100%	5/1/2030	230	208
	Philip Morris International Inc.	5.500%	9/7/2030	215	219
	Philip Morris International Inc.	4.000%	10/29/2030	275	266
	Philip Morris International Inc.	1.750%	11/1/2030	620	546
	Philip Morris International Inc.	5.125%	2/13/2031	470	472
	Philip Morris International Inc.	4.750%	11/1/2031	390	385
	Philip Morris International Inc.	4.250%	10/29/2032	564	538
	Philip Morris International Inc.	5.750%	11/17/2032	305	314
	Philip Morris International Inc.	5.375%	2/15/2033	150	151
	Philip Morris International Inc.	5.625%	9/7/2033	200	204
	Philip Morris International Inc.	5.250%	2/13/2034	200	199
	Philip Morris International Inc.	4.900%	11/1/2034	440	428

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.875%	4/30/2035	100	96
	Philip Morris International Inc.	4.625%	10/29/2035	246	231
	Philip Morris International Inc.	4.875%	4/29/2036	112	107
	Philip Morris International Inc.	6.375%	5/16/2038	150	159
	Philip Morris International Inc.	4.375%	11/15/2041	695	588
	Philip Morris International Inc.	3.875%	8/21/2042	200	158
	Philip Morris International Inc.	4.125%	3/4/2043	263	213
	Philip Morris International Inc.	4.875%	11/15/2043	335	295
	Pilgrim's Pride Corp.	4.250%	4/15/2031	625	596
	Pilgrim's Pride Corp.	3.500%	3/1/2032	55	50
	Pilgrim's Pride Corp.	6.250%	7/1/2033	235	243
	Pilgrim's Pride Corp.	6.875%	5/15/2034	140	150
	Procter & Gamble Co.	4.050%	5/1/2030	300	295
	Procter & Gamble Co.	4.100%	11/3/2032	200	193
	Procter & Gamble Co.	4.600%	5/1/2035	65	63
	Procter & Gamble Co.	4.350%	11/3/2035	265	251
	Reynolds American Inc.	7.250%	6/15/2037	200	222
	Reynolds American Inc.	6.150%	9/15/2043	200	197
	Reynolds American Inc.	5.850%	8/15/2045	425	403
	Sysco Corp.	5.100%	9/23/2030	435	434
	Sysco Corp.	4.400%	7/25/2031	224	216
	Sysco Corp.	4.950%	3/25/2036	167	157
	Sysco Corp.	4.450%	3/15/2048	90	70
	Sysco Corp.	6.600%	4/1/2050	715	728
	Sysco Corp.	3.150%	12/14/2051	110	67
	Target Corp.	4.350%	6/15/2028	121	121
	Target Corp.	3.375%	4/15/2029	695	675
	Target Corp.	4.500%	9/15/2032	185	182
	Target Corp.	4.500%	9/15/2034	396	377
	Target Corp.	5.000%	4/15/2035	310	304
	Target Corp.	5.250%	2/15/2036	150	149
	Target Corp.	2.950%	1/15/2052	465	284
	Tyson Foods Inc.	5.100%	8/24/2031	200	199
	Tyson Foods Inc.	4.875%	8/15/2034	299	286
	Tyson Foods Inc.	5.600%	1/24/2037	200	198
	Tyson Foods Inc.	5.150%	8/15/2044	200	180
	Tyson Foods Inc.	4.550%	6/2/2047	125	102
	Tyson Foods Inc.	5.100%	9/28/2048	305	265
	Unilever Capital Corp.	3.500%	3/22/2028	75	74
	Unilever Capital Corp.	1.375%	9/14/2030	110	97
	Unilever Capital Corp.	1.750%	8/12/2031	215	186
	Unilever Capital Corp.	5.900%	11/15/2032	375	393
	Unilever Capital Corp.	4.625%	8/12/2034	280	271
[1]	Unilever Capital Corp.	2.625%	8/12/2051	200	118
	Walmart Inc.	4.000%	4/30/2029	189	187
	Walmart Inc.	2.375%	9/24/2029	755	709
	Walmart Inc.	4.350%	4/28/2030	318	315
	Walmart Inc.	4.150%	4/30/2031	208	203
	Walmart Inc.	4.100%	4/15/2033	50	48
	Walmart Inc.	4.450%	4/30/2033	107	104
	Walmart Inc.	4.900%	4/28/2035	480	473
	Walmart Inc.	5.250%	9/1/2035	903	910
	Walmart Inc.	4.750%	4/30/2036	277	269
	Walmart Inc.	6.500%	8/15/2037	166	184
	Walmart Inc.	5.625%	4/1/2040	571	580
	Walmart Inc.	5.000%	10/25/2040	260	253
	Walmart Inc.	4.050%	6/29/2048	103	81
	Walmart Inc.	2.650%	9/22/2051	445	262
	Walmart Inc.	4.500%	9/9/2052	370	306
	Walmart Inc.	4.500%	4/15/2053	249	206
					87,682
Energy (6.8%)
	Antero Resources Corp.	5.400%	2/1/2036	35	34
[1]	APA Corp.	4.250%	1/15/2030	260	254
[1]	APA Corp.	5.350%	7/1/2049	300	258
	Baker Hughes Holdings LLC	3.337%	12/15/2027	75	74
	Baker Hughes Holdings LLC	4.050%	3/11/2029	100	98
	Baker Hughes Holdings LLC	4.350%	6/15/2031	588	570
	Baker Hughes Holdings LLC	4.650%	6/15/2033	230	221

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC	5.000%	6/15/2036	836	803
	Baker Hughes Holdings LLC	5.850%	6/15/2056	733	700
	Boardwalk Pipelines LP	3.400%	2/15/2031	200	185
	Boardwalk Pipelines LP	3.600%	9/1/2032	320	293
	Boardwalk Pipelines LP	5.625%	8/1/2034	200	200
	BP Capital Markets America Inc.	5.017%	11/17/2027	500	503
	BP Capital Markets America Inc.	4.234%	11/6/2028	156	155
	BP Capital Markets America Inc.	4.970%	10/17/2029	830	836
	BP Capital Markets America Inc.	4.868%	11/25/2029	192	193
	BP Capital Markets America Inc.	1.749%	8/10/2030	235	209
	BP Capital Markets America Inc.	2.721%	1/12/2032	555	495
	BP Capital Markets America Inc.	4.812%	2/13/2033	235	230
	BP Capital Markets America Inc.	4.893%	9/11/2033	538	528
	BP Capital Markets America Inc.	4.989%	4/10/2034	342	336
	BP Capital Markets America Inc.	5.227%	11/17/2034	440	439
	BP Capital Markets America Inc.	3.060%	6/17/2041	606	444
	BP Capital Markets America Inc.	3.000%	2/24/2050	565	354
	BP Capital Markets America Inc.	2.772%	11/10/2050	490	290
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	304
	BP Capital Markets America Inc.	3.001%	3/17/2052	240	147
	BP Capital Markets America Inc.	3.379%	2/8/2061	645	400
	BP Capital Markets plc	3.279%	9/19/2027	425	420
	Burlington Resources LLC	7.200%	8/15/2031	685	750
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	50
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	530	578
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	50
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	50	51
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	493	510
	Cenovus Energy Inc.	4.650%	3/20/2031	330	323
	Cenovus Energy Inc.	2.650%	1/15/2032	445	393
	Cenovus Energy Inc.	5.400%	3/20/2036	100	97
	Cenovus Energy Inc.	3.750%	2/15/2052	310	213
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	182	153
	Cheniere Energy Inc.	5.650%	4/15/2034	249	251
[2]	Cheniere Energy Inc.	5.200%	7/30/2036	374	361
[2]	Cheniere Energy Inc.	6.000%	7/30/2056	250	240
	Cheniere Energy Partners LP	4.500%	10/1/2029	31	31
	Cheniere Energy Partners LP	4.000%	3/1/2031	915	872
	Cheniere Energy Partners LP	3.250%	1/31/2032	454	411
	Cheniere Energy Partners LP	5.950%	6/30/2033	28	29
	Cheniere Energy Partners LP	5.750%	8/15/2034	445	451
	Cheniere Energy Partners LP	5.550%	10/30/2035	120	119
[2]	Cheniere Energy Partners LP	5.350%	11/30/2036	250	243
[2]	Cheniere Energy Partners LP	6.050%	11/30/2056	100	97
	Chevron Corp.	2.236%	5/11/2030	102	93
	Chevron USA Inc.	4.475%	2/26/2028	125	125
	Chevron USA Inc.	4.050%	8/13/2028	527	523
	Chevron USA Inc.	4.300%	10/15/2030	797	786
	Chevron USA Inc.	4.500%	10/15/2032	356	349
	Chevron USA Inc.	4.850%	10/15/2035	275	269
	Chevron USA Inc.	2.343%	8/12/2050	326	179
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	120	115
	ConocoPhillips	5.900%	10/15/2032	315	330
	ConocoPhillips	6.500%	2/1/2039	50	54
	ConocoPhillips Co.	4.700%	1/15/2030	250	249
	ConocoPhillips Co.	5.000%	1/15/2035	660	648
	ConocoPhillips Co.	4.300%	11/15/2044	700	573
	ConocoPhillips Co.	5.300%	5/15/2053	156	139
	ConocoPhillips Co.	5.550%	3/15/2054	30	28
	ConocoPhillips Co.	5.500%	1/15/2055	435	401
	ConocoPhillips Co.	4.025%	3/15/2062	90	63
	ConocoPhillips Co.	5.650%	1/15/2065	420	387
	Continental Resources Inc.	4.375%	1/15/2028	250	248
	Continental Resources Inc.	4.900%	6/1/2044	100	81
	DCP Midstream Operating LP	5.600%	4/1/2044	275	260
	Devon Energy Corp.	5.200%	9/15/2034	430	424
[2]	Devon Energy Corp.	5.400%	2/15/2035	230	228
	Devon Energy Corp.	5.600%	7/15/2041	250	240
	Devon Energy Corp.	5.000%	6/15/2045	180	157
	Devon Energy Corp.	5.750%	9/15/2054	395	370

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Devon Energy Corp.	5.900%	2/15/2055	230	219
	Diamondback Energy Inc.	3.500%	12/1/2029	825	791
	Diamondback Energy Inc.	6.250%	3/15/2033	225	236
	Diamondback Energy Inc.	5.400%	4/18/2034	300	300
	Diamondback Energy Inc.	5.550%	4/1/2035	169	170
	Diamondback Energy Inc.	5.750%	4/18/2054	243	230
	Diamondback Energy Inc.	5.900%	4/18/2064	666	630
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	270	274
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	250	228
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	503	436
	Enbridge Energy Partners LP	5.500%	9/15/2040	150	143
	Enbridge Inc.	4.600%	6/20/2028	195	195
	Enbridge Inc.	4.200%	11/20/2028	100	99
	Enbridge Inc.	5.300%	4/5/2029	190	192
	Enbridge Inc.	3.125%	11/15/2029	360	341
	Enbridge Inc.	4.900%	6/20/2030	75	75
	Enbridge Inc.	6.200%	11/15/2030	795	827
	Enbridge Inc.	4.500%	2/15/2031	176	172
	Enbridge Inc.	5.700%	3/8/2033	210	214
	Enbridge Inc.	2.500%	8/1/2033	64	54
	Enbridge Inc.	5.625%	4/5/2034	260	263
	Enbridge Inc.	5.200%	11/20/2035	234	227
	Enbridge Inc.	5.450%	3/27/2036	105	104
	Enbridge Inc.	3.400%	8/1/2051	995	646
	Enbridge Inc.	6.700%	11/15/2053	372	392
	Enbridge Inc.	5.950%	4/5/2054	135	130
	Enbridge Inc.	7.200%	6/27/2054	250	262
	Energy Transfer LP	4.000%	10/1/2027	433	430
	Energy Transfer LP	4.950%	6/15/2028	75	75
	Energy Transfer LP	6.100%	12/1/2028	225	231
	Energy Transfer LP	5.250%	4/15/2029	45	45
	Energy Transfer LP	5.250%	7/1/2029	691	698
	Energy Transfer LP	4.150%	9/15/2029	525	513
	Energy Transfer LP	3.750%	5/15/2030	200	191
	Energy Transfer LP	6.400%	12/1/2030	810	849
	Energy Transfer LP	4.550%	1/15/2031	305	298
	Energy Transfer LP	5.750%	2/15/2033	479	489
	Energy Transfer LP	6.550%	12/1/2033	405	430
	Energy Transfer LP	5.550%	5/15/2034	430	430
	Energy Transfer LP	5.600%	9/1/2034	160	160
	Energy Transfer LP	4.900%	3/15/2035	95	90
	Energy Transfer LP	5.700%	4/1/2035	225	226
	Energy Transfer LP	5.350%	1/15/2036	287	280
	Energy Transfer LP	6.625%	10/15/2036	635	673
[1]	Energy Transfer LP	5.800%	6/15/2038	536	533
	Energy Transfer LP	7.500%	7/1/2038	53	60
	Energy Transfer LP	6.500%	2/1/2042	40	41
	Energy Transfer LP	5.950%	10/1/2043	278	267
	Energy Transfer LP	5.300%	4/1/2044	200	177
	Energy Transfer LP	5.150%	3/15/2045	275	238
	Energy Transfer LP	5.350%	5/15/2045	70	62
	Energy Transfer LP	6.125%	12/15/2045	235	226
	Energy Transfer LP	5.300%	4/15/2047	200	174
	Energy Transfer LP	5.400%	10/1/2047	95	83
	Energy Transfer LP	6.000%	6/15/2048	690	650
	Energy Transfer LP	5.950%	5/15/2054	963	894
	Energy Transfer LP	6.200%	4/1/2055	290	278
	Energy Transfer LP	6.300%	1/15/2056	115	112
	Eni USA Inc.	7.300%	11/15/2027	360	371
	Enterprise Products Operating LLC	4.300%	6/20/2028	470	468
	Enterprise Products Operating LLC	4.150%	10/16/2028	95	94
	Enterprise Products Operating LLC	3.125%	7/31/2029	250	239
	Enterprise Products Operating LLC	4.600%	1/15/2031	470	464
[1]	Enterprise Products Operating LLC	6.875%	3/1/2033	170	186
	Enterprise Products Operating LLC	4.850%	1/31/2034	685	668
	Enterprise Products Operating LLC	4.950%	2/15/2035	100	98
	Enterprise Products Operating LLC	5.200%	1/15/2036	475	466
	Enterprise Products Operating LLC	7.550%	4/15/2038	585	676
	Enterprise Products Operating LLC	6.125%	10/15/2039	105	109
	Enterprise Products Operating LLC	6.450%	9/1/2040	180	191

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	5.950%	2/1/2041	45	46
	Enterprise Products Operating LLC	5.700%	2/15/2042	227	223
	Enterprise Products Operating LLC	4.850%	8/15/2042	163	146
	Enterprise Products Operating LLC	4.450%	2/15/2043	130	110
	Enterprise Products Operating LLC	4.850%	3/15/2044	75	66
	Enterprise Products Operating LLC	5.100%	2/15/2045	70	63
	Enterprise Products Operating LLC	4.900%	5/15/2046	60	52
	Enterprise Products Operating LLC	4.250%	2/15/2048	320	251
	Enterprise Products Operating LLC	4.800%	2/1/2049	110	93
	Enterprise Products Operating LLC	4.200%	1/31/2050	202	156
	Enterprise Products Operating LLC	3.200%	2/15/2052	1,045	662
	Enterprise Products Operating LLC	3.300%	2/15/2053	550	353
	Enterprise Products Operating LLC	4.950%	10/15/2054	145	123
	Enterprise Products Operating LLC	3.950%	1/31/2060	365	255
	EOG Resources Inc.	4.400%	7/15/2028	75	75
	EOG Resources Inc.	4.400%	1/15/2031	150	147
	EOG Resources Inc.	5.000%	7/15/2032	213	212
	EOG Resources Inc.	5.350%	1/15/2036	475	470
	EOG Resources Inc.	4.950%	4/15/2050	420	362
	EOG Resources Inc.	5.650%	12/1/2054	190	179
	EQT Corp.	5.700%	4/1/2028	175	177
	EQT Corp.	5.000%	1/15/2029	398	398
	EQT Corp.	7.000%	2/1/2030	200	211
	EQT Corp.	4.750%	1/15/2031	185	182
	EQT Corp.	5.750%	2/1/2034	175	176
	Expand Energy Corp.	5.375%	3/15/2030	210	211
	Expand Energy Corp.	4.750%	2/1/2032	675	654
	Exxon Mobil Corp.	2.440%	8/16/2029	140	132
	Exxon Mobil Corp.	3.482%	3/19/2030	130	125
	Exxon Mobil Corp.	2.610%	10/15/2030	1,090	1,005
	Exxon Mobil Corp.	2.995%	8/16/2039	310	239
	Exxon Mobil Corp.	4.227%	3/19/2040	240	211
	Exxon Mobil Corp.	3.567%	3/6/2045	239	178
	Exxon Mobil Corp.	4.114%	3/1/2046	448	359
	Exxon Mobil Corp.	4.327%	3/19/2050	140	112
	Exxon Mobil Corp.	3.452%	4/15/2051	1,609	1,103
	Halliburton Co.	4.850%	11/15/2035	365	346
	Halliburton Co.	7.450%	9/15/2039	25	28
	Halliburton Co.	4.500%	11/15/2041	45	38
	Halliburton Co.	4.750%	8/1/2043	730	625
	Halliburton Co.	5.000%	11/15/2045	253	221
	Helmerich & Payne Inc.	4.850%	12/1/2029	445	442
	Helmerich & Payne Inc.	2.900%	9/29/2031	230	205
	Hess Corp.	6.000%	1/15/2040	298	307
	Hess Corp.	5.600%	2/15/2041	485	478
	HF Sinclair Corp.	4.500%	10/1/2030	570	555
	HF Sinclair Corp.	5.500%	9/1/2032	176	176
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	240	262
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	380	398
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	100	114
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	445	426
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	360	333
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	225	206
	Kinder Morgan Inc.	5.000%	2/1/2029	860	865
	Kinder Morgan Inc.	5.100%	8/1/2029	665	670
	Kinder Morgan Inc.	5.150%	6/1/2030	140	141
	Kinder Morgan Inc.	5.200%	6/1/2033	100	100
	Kinder Morgan Inc.	5.300%	12/1/2034	105	103
	Kinder Morgan Inc.	5.850%	6/1/2035	660	674
	Kinder Morgan Inc.	5.550%	8/1/2036	175	173
	Kinder Morgan Inc.	5.550%	6/1/2045	340	315
	Kinder Morgan Inc.	5.200%	3/1/2048	301	263
	Kinder Morgan Inc.	3.250%	8/1/2050	403	254
	Kinder Morgan Inc.	3.600%	2/15/2051	355	238
	Kinder Morgan Inc.	5.950%	8/1/2054	235	226
	Kinder Morgan Inc.	6.150%	8/1/2056	175	172
	Marathon Petroleum Corp.	3.800%	4/1/2028	595	587
	Marathon Petroleum Corp.	4.750%	9/15/2044	475	402
	Marathon Petroleum Corp.	5.000%	9/15/2054	720	600
	MPLX LP	4.000%	3/15/2028	45	44

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	4.700%	11/1/2029	143	142
	MPLX LP	2.650%	8/15/2030	1,060	969
	MPLX LP	5.000%	5/1/2032	208	205
	MPLX LP	4.950%	9/1/2032	100	98
	MPLX LP	5.000%	3/1/2033	355	347
	MPLX LP	5.500%	6/1/2034	475	473
	MPLX LP	5.400%	4/1/2035	300	294
	MPLX LP	5.400%	9/15/2035	875	857
	MPLX LP	5.300%	4/1/2036	600	580
	MPLX LP	5.500%	11/1/2036	250	244
	MPLX LP	4.700%	4/15/2048	375	302
	MPLX LP	4.950%	3/14/2052	315	258
	MPLX LP	5.650%	3/1/2053	75	68
	MPLX LP	5.950%	4/1/2055	440	414
	MPLX LP	6.200%	9/15/2055	200	194
	MPLX LP	6.100%	4/1/2056	100	96
	MPLX LP	4.900%	4/15/2058	200	159
	NOV Inc.	3.950%	12/1/2042	200	153
	Occidental Petroleum Corp.	6.625%	9/1/2030	107	112
	Occidental Petroleum Corp.	7.875%	9/15/2031	45	50
	Occidental Petroleum Corp.	5.375%	1/1/2032	70	71
	Occidental Petroleum Corp.	5.550%	10/1/2034	915	924
	Occidental Petroleum Corp.	6.450%	9/15/2036	50	53
	Occidental Petroleum Corp.	7.950%	6/15/2039	150	174
	Occidental Petroleum Corp.	6.200%	3/15/2040	25	25
	Occidental Petroleum Corp.	6.600%	3/15/2046	656	681
	Occidental Petroleum Corp.	6.050%	10/1/2054	255	250
	ONEOK Inc.	4.250%	9/24/2027	965	962
	ONEOK Inc.	4.400%	10/15/2029	325	320
	ONEOK Inc.	3.250%	6/1/2030	25	23
	ONEOK Inc.	5.800%	11/1/2030	430	441
	ONEOK Inc.	6.350%	1/15/2031	280	292
	ONEOK Inc.	4.750%	10/15/2031	300	294
	ONEOK Inc.	4.950%	10/15/2032	99	97
	ONEOK Inc.	6.100%	11/15/2032	200	207
	ONEOK Inc.	6.050%	9/1/2033	350	361
	ONEOK Inc.	5.650%	9/1/2034	105	105
	ONEOK Inc.	5.050%	11/1/2034	285	275
	ONEOK Inc.	6.000%	6/15/2035	150	153
	ONEOK Inc.	5.400%	10/15/2035	225	221
	ONEOK Inc.	5.150%	10/15/2043	35	31
	ONEOK Inc.	5.600%	4/1/2044	237	218
	ONEOK Inc.	4.950%	7/13/2047	100	83
	ONEOK Inc.	4.200%	10/3/2047	10	7
	ONEOK Inc.	5.200%	7/15/2048	50	43
	ONEOK Inc.	4.450%	9/1/2049	200	156
	ONEOK Inc.	6.625%	9/1/2053	375	384
	ONEOK Inc.	6.250%	10/15/2055	330	324
	ONEOK Inc.	5.850%	11/1/2064	320	289
	ONEOK Partners LP	6.650%	10/1/2036	15	16
	ONEOK Partners LP	6.850%	10/15/2037	385	414
	ONEOK Partners LP	6.125%	2/1/2041	330	331
	ONEOK Partners LP	6.200%	9/15/2043	379	378
	Ovintiv Inc.	6.500%	8/15/2034	455	480
	Ovintiv Inc.	6.625%	8/15/2037	30	32
	Ovintiv Inc.	7.100%	7/15/2053	188	204
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	107
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	58	58
	Phillips 66	3.900%	3/15/2028	325	322
	Phillips 66	2.150%	12/15/2030	100	90
	Phillips 66	4.650%	11/15/2034	105	100
	Phillips 66	5.875%	5/1/2042	880	874
	Phillips 66	4.875%	11/15/2044	310	269
	Phillips 66 Co.	4.950%	12/1/2027	675	678
	Phillips 66 Co.	5.300%	6/30/2033	200	200
	Phillips 66 Co.	5.650%	6/15/2054	105	97
	Phillips 66 Co.	5.500%	3/15/2055	175	158
[1]	Phillips 66 Co.	5.875%	3/15/2056	350	346
[1]	Phillips 66 Co.	6.200%	3/15/2056	238	235
	Pioneer Natural Resources Co.	1.900%	8/15/2030	501	447

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plains All American Pipeline LP	3.550%	12/15/2029	105	101
	Plains All American Pipeline LP	3.800%	9/15/2030	855	815
	Plains All American Pipeline LP	4.700%	1/15/2031	219	215
	Plains All American Pipeline LP	5.600%	1/15/2036	182	179
	Plains All American Pipeline LP	5.150%	6/1/2042	550	495
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	412	409
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	1,000	983
	Schlumberger Investment SA	4.550%	5/7/2031	91	89
	Schlumberger Investment SA	5.150%	5/7/2036	295	289
[1]	Shell Finance US Inc.	2.375%	11/7/2029	255	238
	Shell Finance US Inc.	4.125%	11/6/2030	672	655
	Shell Finance US Inc.	4.750%	1/6/2036	600	576
[1]	Shell Finance US Inc.	6.375%	12/15/2038	613	655
[1]	Shell Finance US Inc.	5.500%	3/25/2040	290	286
	Shell Finance US Inc.	5.125%	10/15/2041	35	33
[1]	Shell Finance US Inc.	4.550%	8/12/2043	362	309
[1]	Shell Finance US Inc.	4.375%	5/11/2045	360	296
[1]	Shell Finance US Inc.	3.750%	9/12/2046	203	151
[1]	Shell Finance US Inc.	3.250%	4/6/2050	325	215
[1]	Shell Finance US Inc.	3.000%	11/26/2051	520	322
	Shell International Finance BV	2.375%	11/7/2029	45	42
	Shell International Finance BV	4.125%	5/11/2035	80	74
	Shell International Finance BV	6.375%	12/15/2038	105	113
	Shell International Finance BV	3.625%	8/21/2042	804	624
	Shell International Finance BV	3.250%	4/6/2050	75	50
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	440	431
	Spectra Energy Partners LP	4.500%	3/15/2045	385	313
	Suncor Energy Inc.	5.950%	12/1/2034	221	227
	Suncor Energy Inc.	6.800%	5/15/2038	495	533
	Targa Resources Corp.	4.350%	1/15/2029	182	180
	Targa Resources Corp.	4.900%	9/15/2030	195	193
	Targa Resources Corp.	4.350%	4/15/2031	50	48
	Targa Resources Corp.	4.200%	2/1/2033	272	254
	Targa Resources Corp.	6.500%	3/30/2034	265	280
	Targa Resources Corp.	5.500%	2/15/2035	245	243
	Targa Resources Corp.	5.550%	8/15/2035	330	327
	Targa Resources Corp.	5.650%	2/15/2036	40	40
	Targa Resources Corp.	5.400%	7/30/2036	363	353
	Targa Resources Corp.	6.500%	2/15/2053	645	653
	Targa Resources Corp.	6.125%	5/15/2055	105	101
	Targa Resources Partners LP	5.500%	3/1/2030	64	64
	Targa Resources Partners LP	4.875%	2/1/2031	125	123
	Targa Resources Partners LP	4.000%	1/15/2032	157	148
	TotalEnergies Capital International SA	3.455%	2/19/2029	450	438
	TotalEnergies Capital International SA	2.829%	1/10/2030	100	94
	TotalEnergies Capital International SA	2.986%	6/29/2041	862	627
	TotalEnergies Capital International SA	3.461%	7/12/2049	205	140
	TotalEnergies Capital International SA	3.127%	5/29/2050	90	58
	TotalEnergies Capital SA	3.883%	10/11/2028	315	311
	TotalEnergies Capital SA	5.150%	4/5/2034	200	199
	TotalEnergies Capital SA	5.488%	4/5/2054	990	922
	TotalEnergies Capital SA	5.638%	4/5/2064	335	311
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	469	456
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	398	385
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	163	157
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	655	650
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	405	385
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	575	593
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	750	854
[1]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	94	94
[1]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	58	58
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	750	743
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	727	703
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	45	43
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	75	63
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	105	86
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	217	204
	Valero Energy Corp.	4.350%	6/1/2028	570	567
	Valero Energy Corp.	5.150%	2/15/2030	425	428
	Valero Energy Corp.	2.800%	12/1/2031	200	179

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	5.150%	3/10/2036	194	188
	Viper Energy Partners LLC	4.900%	8/1/2030	65	64
	Viper Energy Partners LLC	5.700%	8/1/2035	265	264
	Western Midstream Operating LP	4.800%	3/1/2031	215	211
	Western Midstream Operating LP	6.150%	4/1/2033	200	206
	Western Midstream Operating LP	5.450%	11/15/2034	65	64
	Western Midstream Operating LP	5.500%	12/15/2035	111	108
	Western Midstream Operating LP	5.700%	7/1/2036	107	105
	Western Midstream Operating LP	5.450%	4/1/2044	285	253
	Western Midstream Operating LP	5.250%	2/1/2050	580	489
	Williams Cos. Inc.	4.900%	3/15/2029	55	55
	Williams Cos. Inc.	4.625%	6/30/2030	153	151
	Williams Cos. Inc.	3.500%	11/15/2030	85	80
[1]	Williams Cos. Inc.	7.500%	1/15/2031	512	562
	Williams Cos. Inc.	2.600%	3/15/2031	134	120
	Williams Cos. Inc.	4.650%	8/15/2032	200	194
	Williams Cos. Inc.	5.150%	3/15/2034	200	196
	Williams Cos. Inc.	5.600%	3/15/2035	540	540
	Williams Cos. Inc.	5.300%	9/30/2035	215	210
	Williams Cos. Inc.	5.150%	3/15/2036	340	326
	Williams Cos. Inc.	5.400%	3/4/2044	105	96
	Williams Cos. Inc.	4.900%	1/15/2045	570	488
	Williams Cos. Inc.	5.100%	9/15/2045	135	118
	Williams Cos. Inc.	3.500%	10/15/2051	855	563
	Williams Cos. Inc.	5.950%	3/15/2056	446	423
	Woodside Finance Ltd.	4.900%	5/19/2028	650	650
	Woodside Finance Ltd.	5.400%	5/19/2030	568	573
	Woodside Finance Ltd.	5.700%	5/19/2032	100	102
	Woodside Finance Ltd.	5.100%	9/12/2034	115	111
	Woodside Finance Ltd.	6.000%	5/19/2035	232	237
	Woodside Finance Ltd.	5.700%	9/12/2054	100	92
					115,479
Financials (28.3%)
[1]	Aegon Ltd.	5.500%	4/11/2048	25	25
	AerCap Ireland Capital DAC	3.875%	1/23/2028	235	232
	AerCap Ireland Capital DAC	4.875%	4/1/2028	680	681
	AerCap Ireland Capital DAC	5.750%	6/6/2028	212	215
	AerCap Ireland Capital DAC	3.000%	10/29/2028	770	740
	AerCap Ireland Capital DAC	5.100%	1/19/2029	275	276
	AerCap Ireland Capital DAC	4.125%	2/28/2029	179	176
	AerCap Ireland Capital DAC	4.625%	9/10/2029	375	371
	AerCap Ireland Capital DAC	4.375%	11/15/2030	175	170
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,060	956
	AerCap Ireland Capital DAC	4.750%	1/15/2033	250	240
	AerCap Ireland Capital DAC	3.400%	10/29/2033	250	218
	AerCap Ireland Capital DAC	4.950%	9/10/2034	390	372
	AerCap Ireland Capital DAC	5.000%	11/15/2035	188	179
	AerCap Ireland Capital DAC	3.850%	10/29/2041	455	355
	AerCap Ireland Capital DAC	6.500%	1/31/2056	180	181
	Affiliated Managers Group Inc.	5.500%	8/20/2034	162	160
	Affiliated Managers Group Inc.	5.500%	2/15/2036	137	133
	Aflac Inc.	3.600%	4/1/2030	145	139
	Aflac Inc.	4.000%	10/15/2046	85	65
	Aflac Inc.	4.750%	1/15/2049	228	193
	Allstate Corp.	5.350%	6/1/2033	295	296
	Allstate Corp.	5.550%	5/9/2035	665	670
	Allstate Corp.	4.500%	6/15/2043	45	38
[1]	Allstate Corp.	6.500%	5/15/2057	455	457
	Ally Financial Inc.	7.100%	11/15/2027	550	564
	Ally Financial Inc.	5.737%	5/15/2029	349	352
	Ally Financial Inc.	6.992%	6/13/2029	254	262
[1]	Ally Financial Inc.	8.000%	11/1/2031	367	403
	Ally Financial Inc.	6.184%	7/26/2035	630	631
	American Express Co.	4.009%	2/9/2029	100	99
	American Express Co.	4.731%	4/25/2029	235	235
	American Express Co.	4.351%	7/20/2029	390	387
	American Express Co.	5.282%	7/27/2029	660	667
	American Express Co.	5.532%	4/25/2030	390	396
	American Express Co.	4.444%	5/3/2030	149	147

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.085%	1/30/2031	540	542
	American Express Co.	5.016%	4/25/2031	330	330
	American Express Co.	4.989%	5/26/2033	495	484
	American Express Co.	4.918%	7/20/2033	590	579
	American Express Co.	4.420%	8/3/2033	364	348
	American Express Co.	5.625%	7/28/2034	170	171
	American Express Co.	5.915%	4/25/2035	105	106
	American Express Co.	5.284%	7/26/2035	140	139
	American Express Co.	5.442%	1/30/2036	600	598
	American Express Co.	5.667%	4/25/2036	630	637
	American Express Co.	4.804%	10/24/2036	615	581
	American Express Co.	4.050%	12/3/2042	137	112
	American Financial Group Inc.	5.000%	9/23/2035	129	121
	American International Group Inc.	3.400%	6/30/2030	95	89
	American International Group Inc.	5.125%	3/27/2033	200	198
	American International Group Inc.	4.500%	7/16/2044	120	100
	American International Group Inc.	4.750%	4/1/2048	235	198
	American International Group Inc.	4.375%	6/30/2050	690	545
	American National Group Inc.	6.000%	7/15/2035	100	97
	Ameriprise Financial Inc.	5.700%	12/15/2028	270	276
	Ameriprise Financial Inc.	4.800%	6/15/2031	44	44
	Ameriprise Financial Inc.	4.500%	5/13/2032	275	267
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	196
	Aon Corp.	3.750%	5/2/2029	315	306
	Aon Corp.	2.050%	8/23/2031	125	108
	Aon Corp.	2.600%	12/2/2031	508	447
	Aon Corp.	5.000%	9/12/2032	320	316
	Aon Global Ltd.	4.600%	6/14/2044	835	696
	Aon North America Inc.	5.150%	3/1/2029	50	50
	Aon North America Inc.	5.300%	3/1/2031	524	527
	Aon North America Inc.	5.450%	3/1/2034	100	99
	Aon North America Inc.	5.750%	3/1/2054	461	425
[2]	Apollo Debt Solutions BDC	5.200%	12/8/2028	120	118
	Apollo Debt Solutions BDC	5.875%	8/30/2030	94	93
[2]	Apollo Debt Solutions BDC	5.700%	1/23/2031	220	214
	Apollo Debt Solutions BDC	6.550%	3/15/2032	700	703
	Apollo Global Management Inc.	4.600%	1/15/2031	115	112
	Apollo Global Management Inc.	5.150%	8/12/2035	396	379
	Apollo Global Management Inc.	5.700%	3/30/2036	311	307
	Apollo Global Management Inc.	5.800%	5/21/2054	239	222
	Apollo Global Management Inc.	6.000%	12/15/2054	120	114
	Arch Capital Group Ltd.	5.250%	6/15/2036	173	169
	Arch Capital Group Ltd.	3.635%	6/30/2050	410	284
	Arch Capital Group Ltd.	5.950%	6/15/2056	130	126
	Ares Capital Corp.	2.875%	6/15/2028	458	440
	Ares Capital Corp.	5.875%	3/1/2029	55	55
	Ares Capital Corp.	5.950%	7/15/2029	130	131
	Ares Capital Corp.	5.550%	1/15/2030	100	99
	Ares Capital Corp.	5.500%	9/1/2030	532	523
	Ares Capital Corp.	5.100%	1/15/2031	175	169
	Ares Capital Corp.	5.250%	4/12/2031	133	129
	Ares Capital Corp.	5.800%	3/8/2032	398	392
	Ares Management Corp.	6.375%	11/10/2028	320	329
	Ares Management Corp.	5.600%	10/11/2054	110	97
	Ares Strategic Income Fund	5.700%	3/15/2028	25	25
	Ares Strategic Income Fund	5.450%	9/9/2028	50	50
	Ares Strategic Income Fund	4.850%	1/15/2029	120	118
	Ares Strategic Income Fund	6.350%	8/15/2029	220	223
	Ares Strategic Income Fund	5.800%	9/9/2030	200	196
[1]	Ares Strategic Income Fund	5.150%	1/15/2031	595	568
	Ares Strategic Income Fund	5.550%	4/15/2031	203	196
	Ares Strategic Income Fund	6.200%	3/21/2032	95	94
	Arthur J Gallagher & Co.	4.600%	12/15/2027	203	203
	Arthur J Gallagher & Co.	4.850%	12/15/2029	234	234
	Arthur J Gallagher & Co.	2.400%	11/9/2031	200	175
	Arthur J Gallagher & Co.	6.500%	2/15/2034	200	211
	Arthur J Gallagher & Co.	5.150%	2/15/2035	405	393
	Arthur J Gallagher & Co.	3.500%	5/20/2051	200	132
	Arthur J Gallagher & Co.	5.750%	3/2/2053	585	542
	Arthur J Gallagher & Co.	5.750%	7/15/2054	150	139

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arthur J Gallagher & Co.	5.550%	2/15/2055	100	90
	Assurant Inc.	2.650%	1/15/2032	140	121
	Assurant Inc.	5.550%	2/15/2036	25	24
	Athene Holding Ltd.	5.875%	1/15/2034	600	596
	Athene Holding Ltd.	6.150%	8/15/2036	640	634
	Athene Holding Ltd.	3.450%	5/15/2052	132	78
	Athene Holding Ltd.	6.625%	10/15/2054	195	180
	Athene Holding Ltd.	6.625%	5/19/2055	340	319
	Athene Holding Ltd.	6.875%	6/28/2055	110	103
	Australia & New Zealand Banking Group Ltd.	3.919%	9/30/2027	165	164
	Australia & New Zealand Banking Group Ltd.	4.362%	6/18/2028	350	349
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	65	64
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	65	63
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	127	122
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	490	497
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	200	196
[3]	Banco Bilbao Vizcaya Argentaria SA	4.977%	9/3/2029	150	150
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	400	394
[1,3]	Banco Bilbao Vizcaya Argentaria SA	5.244%	9/3/2031	173	172
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	100	112
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	620	633
	Banco Santander SA	3.800%	2/23/2028	860	848
	Banco Santander SA	4.379%	4/12/2028	635	631
	Banco Santander SA	5.588%	8/8/2028	775	786
	Banco Santander SA	6.607%	11/7/2028	325	337
	Banco Santander SA	4.600%	4/15/2029	333	330
	Banco Santander SA	3.306%	6/27/2029	350	336
	Banco Santander SA	5.565%	1/17/2030	265	269
	Banco Santander SA	5.538%	3/14/2030	260	263
	Banco Santander SA	3.490%	5/28/2030	400	378
	Banco Santander SA	5.005%	8/25/2030	161	160
	Banco Santander SA	2.749%	12/3/2030	880	792
	Banco Santander SA	2.958%	3/25/2031	330	299
	Banco Santander SA	4.867%	4/15/2031	321	315
	Banco Santander SA	5.439%	7/15/2031	225	228
	Banco Santander SA	3.225%	11/22/2032	217	195
	Banco Santander SA	6.921%	8/8/2033	300	318
	Banco Santander SA	6.938%	11/7/2033	385	422
	Banco Santander SA	6.350%	3/14/2034	60	62
	Banco Santander SA	5.624%	8/25/2034	169	168
	Banco Santander SA	5.127%	11/6/2035	505	484
	Banco Santander SA	5.437%	4/15/2036	298	291
	Bank of America Corp.	6.204%	11/10/2028	892	908
[1]	Bank of America Corp.	3.419%	12/20/2028	804	791
	Bank of America Corp.	4.979%	1/24/2029	1,745	1,752
[1]	Bank of America Corp.	3.970%	3/5/2029	425	420
	Bank of America Corp.	4.623%	5/9/2029	680	679
[1]	Bank of America Corp.	2.087%	6/14/2029	1,111	1,060
[1]	Bank of America Corp.	4.271%	7/23/2029	235	233
	Bank of America Corp.	5.819%	9/15/2029	943	961
[1]	Bank of America Corp.	3.974%	2/7/2030	100	98
	Bank of America Corp.	4.477%	4/23/2030	2,620	2,590
[1]	Bank of America Corp.	3.194%	7/23/2030	43	41
[1]	Bank of America Corp.	2.884%	10/22/2030	1,150	1,080
	Bank of America Corp.	5.162%	1/24/2031	1,100	1,104
[1]	Bank of America Corp.	2.496%	2/13/2031	120	110
[1]	Bank of America Corp.	1.898%	7/23/2031	1,205	1,069
[1]	Bank of America Corp.	1.922%	10/24/2031	1,305	1,149
	Bank of America Corp.	4.456%	2/6/2032	405	394
	Bank of America Corp.	2.687%	4/22/2032	1,165	1,045
	Bank of America Corp.	4.695%	4/23/2032	790	774
	Bank of America Corp.	2.299%	7/21/2032	1,200	1,050
	Bank of America Corp.	2.572%	10/20/2032	370	326
[1]	Bank of America Corp.	2.972%	2/4/2033	795	709
	Bank of America Corp.	4.571%	4/27/2033	1,030	994
[1]	Bank of America Corp.	5.015%	7/22/2033	806	796
	Bank of America Corp.	5.288%	4/25/2034	375	373
	Bank of America Corp.	5.872%	9/15/2034	140	144
	Bank of America Corp.	5.468%	1/23/2035	650	651
[1]	Bank of America Corp.	5.425%	8/15/2035	425	418

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.518%	10/25/2035	470	463
	Bank of America Corp.	5.511%	1/24/2036	1,280	1,279
	Bank of America Corp.	5.464%	5/9/2036	611	609
	Bank of America Corp.	2.482%	9/21/2036	962	830
	Bank of America Corp.	5.045%	2/6/2037	1,405	1,349
	Bank of America Corp.	3.846%	3/8/2037	1,010	928
	Bank of America Corp.	5.489%	4/23/2037	1,000	971
[1]	Bank of America Corp.	4.244%	4/24/2038	160	142
	Bank of America Corp.	7.750%	5/14/2038	723	836
[1]	Bank of America Corp.	4.078%	4/23/2040	425	361
[1]	Bank of America Corp.	2.676%	6/19/2041	1,049	734
[1]	Bank of America Corp.	5.875%	2/7/2042	550	553
	Bank of America Corp.	3.311%	4/22/2042	530	396
[1]	Bank of America Corp.	5.000%	1/21/2044	389	350
[1]	Bank of America Corp.	4.875%	4/1/2044	164	146
[1]	Bank of America Corp.	4.750%	4/21/2045	350	302
[1]	Bank of America Corp.	4.443%	1/20/2048	235	191
[1]	Bank of America Corp.	3.946%	1/23/2049	1,121	839
[1]	Bank of America Corp.	4.330%	3/15/2050	191	150
[1]	Bank of America Corp.	4.083%	3/20/2051	705	533
[1]	Bank of America Corp.	2.831%	10/24/2051	474	282
[1]	Bank of America Corp.	3.483%	3/13/2052	230	155
	Bank of America Corp.	2.972%	7/21/2052	820	504
[1]	Bank of America NA	6.000%	10/15/2036	299	307
[1]	Bank of Montreal	4.700%	9/14/2027	278	279
	Bank of Montreal	5.203%	2/1/2028	245	247
	Bank of Montreal	4.062%	9/22/2028	500	497
	Bank of Montreal	5.717%	9/25/2028	208	212
[1]	Bank of Montreal	4.338%	3/19/2030	130	128
	Bank of Montreal	4.640%	9/10/2030	410	406
	Bank of Montreal	5.511%	6/4/2031	210	214
	Bank of Montreal	4.350%	9/22/2031	85	83
[1]	Bank of Montreal	4.439%	1/14/2032	23	22
[1]	Bank of Montreal	4.879%	6/2/2032	300	296
[1]	Bank of Montreal	3.803%	12/15/2032	252	248
	Bank of Montreal	3.088%	1/10/2037	265	234
[1]	Bank of Montreal	5.298%	6/2/2037	300	293
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	503	510
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	271	261
[1]	Bank of New York Mellon Corp.	1.900%	1/25/2029	325	305
	Bank of New York Mellon Corp.	4.729%	4/20/2029	346	346
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	197	189
	Bank of New York Mellon Corp.	4.026%	1/22/2030	269	264
[1]	Bank of New York Mellon Corp.	4.755%	8/12/2030	345	344
	Bank of New York Mellon Corp.	4.942%	2/11/2031	245	245
[1]	Bank of New York Mellon Corp.	1.800%	7/28/2031	105	91
	Bank of New York Mellon Corp.	4.540%	4/23/2032	167	163
	Bank of New York Mellon Corp.	5.060%	7/22/2032	450	449
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	20	19
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	593	612
	Bank of New York Mellon Corp.	4.706%	2/1/2034	371	359
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	200	196
[1]	Bank of New York Mellon Corp.	5.182%	8/12/2034	384	381
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	240	256
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	508	503
	Bank of New York Mellon Corp.	5.225%	11/20/2035	290	287
	Bank of New York Mellon Corp.	5.316%	6/6/2036	355	352
	Bank of New York Mellon Corp.	5.606%	7/21/2039	95	95
	Bank of Nova Scotia	4.404%	9/8/2028	475	474
	Bank of Nova Scotia	4.932%	2/14/2029	150	150
	Bank of Nova Scotia	4.850%	2/1/2030	582	580
	Bank of Nova Scotia	4.247%	2/2/2030	372	366
	Bank of Nova Scotia	2.450%	2/2/2032	450	393
	Bank of Nova Scotia	5.650%	2/1/2034	250	254
	Bank of Nova Scotia	4.813%	2/2/2034	233	225
	Bank of Nova Scotia	4.588%	5/4/2037	323	307
	Barclays plc	4.337%	1/10/2028	910	905
	Barclays plc	4.836%	5/9/2028	840	839
	Barclays plc	4.837%	9/10/2028	75	75
	Barclays plc	7.385%	11/2/2028	880	905

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Barclays plc	4.972%	5/16/2029	602	602
	Barclays plc	6.490%	9/13/2029	200	205
	Barclays plc	4.476%	11/11/2029	815	806
	Barclays plc	5.690%	3/12/2030	325	330
	Barclays plc	4.219%	5/24/2030	273	267
[1]	Barclays plc	5.088%	6/20/2030	311	310
	Barclays plc	4.911%	6/26/2030	342	340
	Barclays plc	4.942%	9/10/2030	550	546
	Barclays plc	5.367%	2/25/2031	30	30
	Barclays plc	2.645%	6/24/2031	225	205
	Barclays plc	4.521%	2/24/2032	379	366
	Barclays plc	2.667%	3/10/2032	825	736
	Barclays plc	5.102%	6/26/2032	396	390
	Barclays plc	2.894%	11/24/2032	26	23
	Barclays plc	7.437%	11/2/2033	470	515
	Barclays plc	6.224%	5/9/2034	428	442
	Barclays plc	7.119%	6/27/2034	160	171
	Barclays plc	6.692%	9/13/2034	480	509
	Barclays plc	5.335%	9/10/2035	200	194
	Barclays plc	5.785%	2/25/2036	690	688
	Barclays plc	5.207%	2/24/2037	168	159
	Barclays plc	5.586%	6/26/2037	366	356
	Barclays plc	3.811%	3/10/2042	375	287
	Barclays plc	3.330%	11/24/2042	552	398
	Barclays plc	5.250%	8/17/2045	625	566
	Barclays plc	5.860%	8/11/2046	237	227
	Barclays plc	6.036%	3/12/2055	120	118
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	99	85
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	769	600
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	445	348
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	40	22
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	1,516	1,090
	BGC Group Inc.	6.600%	6/10/2029	376	385
	BGC Group Inc.	6.150%	4/2/2030	125	126
	Blackrock Finance Inc.	2.100%	2/25/2032	140	121
	Blackrock Inc.	3.250%	4/30/2029	90	87
	Blackrock Inc.	4.750%	5/25/2033	658	647
	Blackrock Inc.	5.250%	3/14/2054	435	391
	Blackrock Inc.	5.350%	1/8/2055	425	386
	Blackstone Private Credit Fund	7.300%	11/27/2028	17	18
	Blackstone Private Credit Fund	4.000%	1/15/2029	80	77
	Blackstone Private Credit Fund	5.950%	7/16/2029	404	404
	Blackstone Private Credit Fund	5.250%	4/1/2030	250	242
	Blackstone Private Credit Fund	5.050%	9/10/2030	520	498
	Blackstone Private Credit Fund	5.350%	3/12/2031	400	384
	Blackstone Private Credit Fund	6.200%	11/15/2031	150	148
	Blackstone Private Credit Fund	6.000%	1/29/2032	240	235
	Blackstone Private Credit Fund	6.000%	11/22/2034	20	19
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	197	192
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	225	218
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	165	157
	Blackstone Secured Lending Fund	2.850%	9/30/2028	150	142
	Blackstone Secured Lending Fund	5.125%	1/31/2031	385	367
	Blue Owl Capital Corp.	2.875%	6/11/2028	85	81
	Blue Owl Capital Corp.	5.950%	3/15/2029	640	639
	Blue Owl Capital Corp.	6.200%	7/15/2030	140	139
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	65	67
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	670	691
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	50	50
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	315	307
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	35	35
	Blue Owl Finance LLC	3.125%	6/10/2031	545	480
	Blue Owl Finance LLC	6.250%	4/18/2034	80	78
	Blue Owl Technology Finance Corp.	6.500%	10/15/2029	125	124
	Brighthouse Financial Inc.	3.850%	12/22/2051	185	101
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	125	124
	Brookfield Asset Management Ltd.	4.832%	4/15/2031	100	98
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	275	275
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	193	185
	Brookfield Finance I UK plc	2.340%	1/30/2032	325	280

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	3.900%	1/25/2028	800	791
	Brookfield Finance Inc.	4.350%	4/15/2030	370	361
	Brookfield Finance Inc.	2.724%	4/15/2031	470	424
	Brookfield Finance Inc.	6.350%	1/5/2034	235	245
	Brookfield Finance Inc.	5.675%	1/15/2035	165	164
	Brookfield Finance Inc.	3.500%	3/30/2051	95	62
	Brookfield Finance Inc.	3.625%	2/15/2052	255	170
	Brookfield Finance Inc.	5.968%	3/4/2054	50	47
	Brookfield Finance LLC	3.450%	4/15/2050	645	420
	Brown & Brown Inc.	4.700%	6/23/2028	535	534
	Brown & Brown Inc.	4.500%	3/15/2029	310	306
	Brown & Brown Inc.	4.900%	6/23/2030	415	410
	Brown & Brown Inc.	2.375%	3/15/2031	175	154
	Brown & Brown Inc.	5.650%	6/11/2034	202	200
	Brown & Brown Inc.	5.550%	6/23/2035	315	308
	Brown & Brown Inc.	6.250%	6/23/2055	250	240
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	610	611
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	159	159
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	775	763
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	280	281
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	499	489
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	208	206
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	309	323
	Capital One Financial Corp.	3.800%	1/31/2028	85	84
	Capital One Financial Corp.	5.468%	2/1/2029	850	857
	Capital One Financial Corp.	6.312%	6/8/2029	240	246
	Capital One Financial Corp.	5.700%	2/1/2030	200	203
	Capital One Financial Corp.	5.463%	7/26/2030	200	202
	Capital One Financial Corp.	4.493%	9/11/2031	375	365
[1]	Capital One Financial Corp.	7.624%	10/30/2031	735	797
	Capital One Financial Corp.	4.722%	1/30/2032	217	212
	Capital One Financial Corp.	5.268%	5/10/2033	300	296
	Capital One Financial Corp.	6.377%	6/8/2034	250	260
	Capital One Financial Corp.	7.964%	11/2/2034	300	339
	Capital One Financial Corp.	6.051%	2/1/2035	595	606
	Capital One Financial Corp.	5.884%	7/26/2035	225	227
	Capital One Financial Corp.	6.183%	1/30/2036	620	621
	Capital One Financial Corp.	5.197%	9/11/2036	200	191
[1]	Capital One NA	2.700%	2/6/2030	125	116
	Capital Southwest Corp.	5.950%	9/18/2030	100	99
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	75	72
	Charles Schwab Corp.	4.000%	2/1/2029	200	197
	Charles Schwab Corp.	5.643%	5/19/2029	260	264
	Charles Schwab Corp.	4.603%	7/27/2029	500	499
	Charles Schwab Corp.	2.750%	10/1/2029	321	302
	Charles Schwab Corp.	6.196%	11/17/2029	228	235
	Charles Schwab Corp.	4.744%	5/21/2030	200	199
	Charles Schwab Corp.	1.650%	3/11/2031	272	235
	Charles Schwab Corp.	2.300%	5/13/2031	80	71
	Charles Schwab Corp.	4.343%	11/14/2031	750	730
	Charles Schwab Corp.	1.950%	12/1/2031	788	678
	Charles Schwab Corp.	5.108%	8/12/2032	500	498
	Charles Schwab Corp.	5.853%	5/19/2034	325	334
	Charles Schwab Corp.	4.914%	11/14/2036	325	309
	Charles Schwab Corp.	5.493%	5/21/2037	275	271
	Charles Schwab Corp.	5.655%	8/12/2037	367	366
	Chubb INA Holdings LLC	4.650%	8/15/2029	31	31
	Chubb INA Holdings LLC	5.000%	3/15/2034	755	741
	Chubb INA Holdings LLC	4.900%	8/15/2035	235	226
	Chubb INA Holdings LLC	5.300%	5/20/2036	305	301
	Chubb INA Holdings LLC	6.000%	5/11/2037	110	114
	Chubb INA Holdings LLC	4.150%	3/13/2043	200	164
	Chubb INA Holdings LLC	4.350%	11/3/2045	168	138
	Chubb INA Holdings LLC	3.050%	12/15/2061	625	358
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	211	219
	Citibank NA	4.554%	6/18/2029	875	872
	Citibank NA	4.838%	8/6/2029	475	477
[1]	Citibank NA	4.914%	5/29/2030	688	689
	Citibank NA	4.846%	6/18/2032	393	387
[1]	Citibank NA	5.570%	4/30/2034	890	904

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.450%	9/29/2027	1,069	1,067
	Citigroup Inc.	4.125%	7/25/2028	290	286
	Citigroup Inc.	4.786%	3/4/2029	1,165	1,165
[1]	Citigroup Inc.	4.075%	4/23/2029	845	836
	Citigroup Inc.	5.174%	2/13/2030	510	513
[1]	Citigroup Inc.	3.980%	3/20/2030	1,240	1,211
	Citigroup Inc.	4.542%	9/19/2030	405	400
[1]	Citigroup Inc.	2.976%	11/5/2030	47	44
[1]	Citigroup Inc.	2.666%	1/29/2031	1,145	1,058
[1]	Citigroup Inc.	4.412%	3/31/2031	25	24
[1]	Citigroup Inc.	2.572%	6/3/2031	1,360	1,241
	Citigroup Inc.	4.503%	9/11/2031	640	625
	Citigroup Inc.	2.561%	5/1/2032	1,427	1,269
	Citigroup Inc.	6.625%	6/15/2032	105	112
	Citigroup Inc.	2.520%	11/3/2032	346	303
	Citigroup Inc.	3.057%	1/25/2033	340	304
	Citigroup Inc.	3.785%	3/17/2033	491	455
	Citigroup Inc.	4.910%	5/24/2033	675	662
	Citigroup Inc.	6.000%	10/31/2033	780	801
	Citigroup Inc.	5.592%	11/19/2034	270	271
	Citigroup Inc.	5.827%	2/13/2035	55	55
	Citigroup Inc.	5.449%	6/11/2035	1,137	1,133
	Citigroup Inc.	6.020%	1/24/2036	310	312
	Citigroup Inc.	6.125%	8/25/2036	580	589
	Citigroup Inc.	5.174%	9/11/2036	1,255	1,220
[1]	Citigroup Inc.	3.878%	1/24/2039	120	101
	Citigroup Inc.	8.125%	7/15/2039	490	595
	Citigroup Inc.	5.411%	9/19/2039	975	943
[1]	Citigroup Inc.	5.316%	3/26/2041	245	234
	Citigroup Inc.	5.875%	1/30/2042	65	65
	Citigroup Inc.	5.300%	5/6/2044	130	118
[1]	Citigroup Inc.	4.281%	4/24/2048	982	782
	Citigroup Inc.	4.650%	7/23/2048	470	391
	Citizens Bank NA	4.192%	1/29/2029	167	166
	Citizens Bank NA	4.870%	8/10/2029	388	388
	Citizens Financial Group Inc.	5.841%	1/23/2030	560	570
	Citizens Financial Group Inc.	5.718%	7/23/2032	70	71
	Citizens Financial Group Inc.	6.645%	4/25/2035	380	400
	Citizens Financial Group Inc.	5.299%	1/29/2036	72	70
	Citizens Financial Group Inc.	5.641%	5/21/2037	153	151
	CME Group Inc.	4.400%	3/15/2030	65	64
	CME Group Inc.	5.300%	9/15/2043	360	344
	CNA Financial Corp.	2.050%	8/15/2030	200	178
	CNA Financial Corp.	5.200%	8/15/2035	205	197
	CNO Financial Group Inc.	5.250%	5/30/2029	242	242
	CNO Financial Group Inc.	6.450%	6/15/2034	323	330
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	655	650
	Cooperatieve Rabobank UA	4.345%	6/9/2028	525	523
	Cooperatieve Rabobank UA	4.322%	4/1/2029	180	179
	Cooperatieve Rabobank UA	4.494%	10/17/2029	320	318
	Cooperatieve Rabobank UA	4.160%	1/14/2031	45	44
	Cooperatieve Rabobank UA	5.119%	6/9/2036	500	486
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	80	77
	Cooperatieve Rabobank UA	5.250%	8/4/2045	585	522
	Corebridge Financial Inc.	3.850%	4/5/2029	37	36
	Corebridge Financial Inc.	6.050%	9/15/2033	750	769
	Corebridge Financial Inc.	5.900%	8/20/2036	275	276
	Corebridge Financial Inc.	4.400%	4/5/2052	335	255
	Corebridge Financial Inc.	6.875%	12/15/2052	676	685
	Corebridge Financial Inc.	6.375%	9/15/2054	50	50
[1]	Deutsche Bank AG	5.373%	1/10/2029	200	201
	Deutsche Bank AG	6.720%	1/18/2029	200	205
	Deutsche Bank AG	5.414%	5/10/2029	862	875
	Deutsche Bank AG	6.819%	11/20/2029	200	208
	Deutsche Bank AG	4.999%	9/11/2030	250	249
	Deutsche Bank AG	5.297%	5/9/2031	575	574
	Deutsche Bank AG	4.950%	8/4/2031	610	601
	Deutsche Bank AG	3.729%	1/14/2032	750	692
	Deutsche Bank AG	4.725%	2/6/2032	265	258
	Deutsche Bank AG	3.035%	5/28/2032	435	391

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	4.875%	12/1/2032	412	409
	Deutsche Bank AG	3.742%	1/7/2033	229	207
	Deutsche Bank AG	7.079%	2/10/2034	170	179
	Deutsche Bank AG	5.403%	9/11/2035	200	196
	Enstar Group Ltd.	3.100%	9/1/2031	342	301
	Equitable Holdings Inc.	4.350%	4/20/2028	244	242
	Equitable Holdings Inc.	5.594%	1/11/2033	120	121
	Equitable Holdings Inc.	5.000%	4/20/2048	406	339
	Equitable Holdings Inc.	6.700%	3/28/2055	30	30
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	640	545
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	35	21
	F&G Annuities & Life Inc.	6.250%	10/4/2034	270	255
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	770	712
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	65	65
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	150	146
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	35	35
[2]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	200	190
	Fidelity National Financial Inc.	2.450%	3/15/2031	420	369
	Fifth Third Bancorp	6.361%	10/27/2028	525	534
[2]	Fifth Third Bancorp	4.000%	2/1/2029	29	28
[2]	Fifth Third Bancorp	5.982%	1/30/2030	230	235
	Fifth Third Bancorp	4.895%	9/6/2030	20	20
	Fifth Third Bancorp	4.337%	4/25/2033	500	474
	Fifth Third Bancorp	8.250%	3/1/2038	290	344
	Fifth Third Bank NA	5.332%	8/25/2033	260	255
	First Citizens BancShares Inc.	5.600%	9/5/2035	130	126
	First Citizens BancShares Inc.	6.254%	3/12/2040	167	161
	First Horizon Corp.	5.514%	3/7/2031	75	75
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	50	51
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	100	100
	FNB Corp.	5.722%	12/11/2030	355	356
	GATX Corp.	3.500%	6/1/2032	300	274
	GATX Corp.	4.900%	3/15/2033	105	102
	GATX Corp.	6.050%	3/15/2034	580	597
	GATX Corp.	5.500%	6/15/2035	83	82
	GATX Corp.	6.050%	6/5/2054	150	146
	Global Payments Inc.	4.550%	3/15/2028	81	80
	Global Payments Inc.	4.500%	11/15/2028	580	572
	Global Payments Inc.	4.875%	11/15/2030	378	368
	Global Payments Inc.	5.400%	8/15/2032	65	64
	Global Payments Inc.	5.200%	11/15/2032	440	425
	Global Payments Inc.	5.400%	3/15/2033	116	113
	Global Payments Inc.	5.550%	11/15/2035	368	351
	Global Payments Inc.	5.950%	8/15/2052	475	434
	Globe Life Inc.	4.800%	6/15/2032	200	194
	Goldman Sachs Bank USA	4.656%	6/3/2029	300	299
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	116	114
	Goldman Sachs Capital I	6.345%	2/15/2034	387	397
	Goldman Sachs Group Inc.	4.148%	1/21/2029	330	327
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	150	148
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	1,230	1,218
	Goldman Sachs Group Inc.	4.153%	10/21/2029	702	691
	Goldman Sachs Group Inc.	6.484%	10/24/2029	645	665
	Goldman Sachs Group Inc.	2.600%	2/7/2030	1,050	970
	Goldman Sachs Group Inc.	3.800%	3/15/2030	155	149
	Goldman Sachs Group Inc.	5.727%	4/25/2030	985	1,001
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,230	1,230
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	385	385
	Goldman Sachs Group Inc.	5.218%	4/23/2031	561	562
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	375	363
	Goldman Sachs Group Inc.	4.516%	1/21/2032	1,714	1,661
	Goldman Sachs Group Inc.	2.615%	4/22/2032	1,605	1,426
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,462	1,276
	Goldman Sachs Group Inc.	5.240%	7/21/2032	799	795
	Goldman Sachs Group Inc.	2.650%	10/21/2032	280	246
	Goldman Sachs Group Inc.	6.125%	2/15/2033	845	888
	Goldman Sachs Group Inc.	3.102%	2/24/2033	440	393
	Goldman Sachs Group Inc.	5.094%	4/20/2034	1,815	1,771
	Goldman Sachs Group Inc.	6.561%	10/24/2034	280	297
	Goldman Sachs Group Inc.	5.851%	4/25/2035	450	457

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.330%	7/23/2035	1,075	1,056
	Goldman Sachs Group Inc.	5.016%	10/23/2035	435	418
	Goldman Sachs Group Inc.	5.536%	1/28/2036	385	381
	Goldman Sachs Group Inc.	6.450%	5/1/2036	195	203
	Goldman Sachs Group Inc.	4.939%	10/21/2036	496	469
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,728	1,641
	Goldman Sachs Group Inc.	5.425%	6/3/2037	212	207
	Goldman Sachs Group Inc.	5.655%	7/21/2037	799	791
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,171	1,236
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	330	280
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	25	22
	Goldman Sachs Group Inc.	6.250%	2/1/2041	374	384
	Goldman Sachs Group Inc.	5.387%	2/2/2041	260	247
	Goldman Sachs Group Inc.	3.210%	4/22/2042	370	267
	Goldman Sachs Group Inc.	2.908%	7/21/2042	40	28
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,090	799
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	161	138
	Goldman Sachs Group Inc.	5.150%	5/22/2045	705	618
	Goldman Sachs Group Inc.	4.750%	10/21/2045	815	685
	Goldman Sachs Group Inc.	5.561%	11/19/2045	480	446
	Goldman Sachs Group Inc.	5.541%	1/21/2047	745	686
	Goldman Sachs Group Inc.	5.734%	1/28/2056	190	176
	Goldman Sachs Group Inc.	6.215%	7/21/2057	685	678
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	155	156
[1]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	138	137
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	50	50
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	94	92
[2]	Goldman Sachs Private Credit Corp.	6.150%	6/16/2031	200	198
	Golub Capital BDC Inc.	7.050%	12/5/2028	300	308
	Golub Capital BDC Inc.	6.250%	6/1/2031	275	273
	Golub Capital Private Credit Fund	5.800%	9/12/2029	310	308
[2]	Golub Capital Private Credit Fund	5.600%	4/15/2031	292	279
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	285	290
[2]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	138	136
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	25	25
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	45	46
	Hartford Insurance Group Inc.	6.100%	10/1/2041	430	436
	Hartford Insurance Group Inc.	4.400%	3/15/2048	100	80
	Hartford Insurance Group Inc.	3.600%	8/19/2049	355	247
	Hercules Capital Inc.	6.000%	6/16/2030	295	293
	Hercules Capital Inc.	6.300%	7/24/2031	28	28
	Horace Mann Educators Corp.	4.700%	10/1/2030	156	152
	HPS Corporate Lending Fund	4.900%	9/11/2028	305	300
	HPS Corporate Lending Fund	6.750%	1/30/2029	555	565
[2]	HPS Corporate Lending Fund	5.150%	4/2/2029	150	146
	HPS Corporate Lending Fund	5.850%	6/5/2030	135	133
	HPS Corporate Lending Fund	5.450%	11/15/2030	228	220
[2]	HPS Corporate Lending Fund	5.650%	4/2/2031	175	169
[1]	HSBC Bank USA NA	7.000%	1/15/2039	166	182
	HSBC Holdings plc	5.130%	11/19/2028	320	321
	HSBC Holdings plc	6.161%	3/9/2029	600	612
[1]	HSBC Holdings plc	4.583%	6/19/2029	315	314
	HSBC Holdings plc	2.206%	8/17/2029	210	200
	HSBC Holdings plc	5.546%	3/4/2030	690	698
	HSBC Holdings plc	4.398%	3/10/2030	72	71
	HSBC Holdings plc	4.950%	3/31/2030	1,159	1,160
	HSBC Holdings plc	4.711%	5/12/2030	298	295
[1]	HSBC Holdings plc	3.973%	5/22/2030	700	681
	HSBC Holdings plc	5.286%	11/19/2030	299	300
[1]	HSBC Holdings plc	2.848%	6/4/2031	202	186
[1]	HSBC Holdings plc	2.357%	8/18/2031	364	327
	HSBC Holdings plc	4.619%	11/6/2031	300	293
	HSBC Holdings plc	4.675%	3/10/2032	585	570
	HSBC Holdings plc	5.733%	5/17/2032	535	544
	HSBC Holdings plc	2.804%	5/24/2032	375	336
	HSBC Holdings plc	5.243%	8/14/2032	181	180
	HSBC Holdings plc	2.871%	11/22/2032	660	584
	HSBC Holdings plc	4.762%	3/29/2033	255	245
	HSBC Holdings plc	5.402%	8/11/2033	929	927
	HSBC Holdings plc	8.113%	11/3/2033	790	885

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.254%	3/9/2034	242	252
	HSBC Holdings plc	5.208%	5/12/2034	500	489
	HSBC Holdings plc	6.547%	6/20/2034	426	443
	HSBC Holdings plc	7.399%	11/13/2034	200	218
	HSBC Holdings plc	5.719%	3/4/2035	446	448
	HSBC Holdings plc	5.450%	3/3/2036	885	870
[1]	HSBC Holdings plc	6.500%	5/2/2036	190	196
	HSBC Holdings plc	5.790%	5/13/2036	800	805
	HSBC Holdings plc	5.741%	9/10/2036	485	477
	HSBC Holdings plc	5.133%	11/6/2036	363	347
	HSBC Holdings plc	5.279%	3/10/2037	600	577
	HSBC Holdings plc	5.729%	8/14/2037	220	218
	HSBC Holdings plc	6.500%	9/15/2037	261	274
[1]	HSBC Holdings plc	6.500%	9/15/2037	370	382
	HSBC Holdings plc	6.100%	1/14/2042	79	81
	HSBC Holdings plc	6.332%	3/9/2044	770	789
	HSBC Holdings plc	5.250%	3/14/2044	815	743
	HSBC USA Inc.	4.650%	6/3/2028	340	340
	Huntington Bancshares Inc.	2.550%	2/4/2030	700	643
	Huntington Bancshares Inc.	5.709%	2/2/2035	725	726
	Huntington Bancshares Inc.	2.487%	8/15/2036	245	209
	Huntington Bancshares Inc.	5.605%	1/28/2041	290	278
[1]	Huntington National Bank	4.871%	4/12/2028	750	751
	ING Groep NV	4.858%	3/25/2029	375	375
	ING Groep NV	5.066%	3/25/2031	215	215
[1]	ING Groep NV	4.803%	3/23/2032	206	202
	ING Groep NV	2.727%	4/1/2032	25	22
	ING Groep NV	4.252%	3/28/2033	575	548
	ING Groep NV	6.114%	9/11/2034	325	337
	ING Groep NV	5.550%	3/19/2035	380	380
	ING Groep NV	5.525%	3/25/2036	280	278
	ING Groep NV	5.420%	3/23/2037	204	199
	Intercontinental Exchange Inc.	3.625%	9/1/2028	400	392
	Intercontinental Exchange Inc.	4.350%	6/15/2029	445	440
	Intercontinental Exchange Inc.	4.700%	8/20/2029	244	243
	Intercontinental Exchange Inc.	2.100%	6/15/2030	825	746
	Intercontinental Exchange Inc.	4.900%	9/1/2031	308	307
	Intercontinental Exchange Inc.	1.850%	9/15/2032	251	209
	Intercontinental Exchange Inc.	4.600%	3/15/2033	975	943
	Intercontinental Exchange Inc.	5.150%	9/1/2033	248	247
	Intercontinental Exchange Inc.	5.400%	9/1/2036	171	170
	Intercontinental Exchange Inc.	2.650%	9/15/2040	712	501
	Intercontinental Exchange Inc.	4.250%	9/21/2048	150	118
	Intercontinental Exchange Inc.	3.000%	6/15/2050	60	37
	Intercontinental Exchange Inc.	4.950%	6/15/2052	480	414
	Intercontinental Exchange Inc.	3.000%	9/15/2060	140	78
	Intercontinental Exchange Inc.	5.200%	6/15/2062	250	216
	Invesco Finance plc	5.375%	11/30/2043	95	89
	Jackson Financial Inc.	3.125%	11/23/2031	230	204
	Jackson Financial Inc.	6.150%	1/15/2037	250	245
	Jefferies Financial Group Inc.	5.875%	7/21/2028	590	600
	Jefferies Financial Group Inc.	5.125%	4/28/2031	190	186
	Jefferies Financial Group Inc.	2.625%	10/15/2031	360	312
	Jefferies Financial Group Inc.	6.200%	4/14/2034	455	461
	Jefferies Financial Group Inc.	6.250%	1/15/2036	160	161
	Jefferies Financial Group Inc.	5.500%	2/15/2036	280	265
	JPMorgan Chase & Co.	4.250%	10/1/2027	461	460
	JPMorgan Chase & Co.	3.625%	12/1/2027	930	920
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,110	1,114
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	240	237
	JPMorgan Chase & Co.	2.069%	6/1/2029	1,060	1,012
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	75	74
	JPMorgan Chase & Co.	5.299%	7/24/2029	76	77
	JPMorgan Chase & Co.	6.087%	10/23/2029	280	287
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	542	538
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,239	1,243
	JPMorgan Chase & Co.	5.581%	4/22/2030	239	243
	JPMorgan Chase & Co.	4.408%	4/23/2030	952	939
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	100	97
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,295	1,296

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.864%	7/23/2030	340	339
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	463	526
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	1,235	1,156
	JPMorgan Chase & Co.	4.603%	10/22/2030	335	331
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,090	1,094
	JPMorgan Chase & Co.	5.103%	4/22/2031	708	709
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	1,200	1,112
	JPMorgan Chase & Co.	4.255%	10/22/2031	1,125	1,089
	JPMorgan Chase & Co.	1.764%	11/19/2031	505	441
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,242	1,203
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,437	1,256
	JPMorgan Chase & Co.	2.580%	4/22/2032	148	132
	JPMorgan Chase & Co.	4.622%	4/23/2032	667	652
	JPMorgan Chase & Co.	5.041%	7/23/2032	170	169
	JPMorgan Chase & Co.	2.545%	11/8/2032	681	599
	JPMorgan Chase & Co.	2.963%	1/25/2033	500	447
	JPMorgan Chase & Co.	4.586%	4/26/2033	435	421
	JPMorgan Chase & Co.	4.912%	7/25/2033	525	516
	JPMorgan Chase & Co.	5.717%	9/14/2033	274	278
	JPMorgan Chase & Co.	5.350%	6/1/2034	420	420
	JPMorgan Chase & Co.	6.254%	10/23/2034	201	211
	JPMorgan Chase & Co.	5.336%	1/23/2035	1,215	1,209
	JPMorgan Chase & Co.	5.766%	4/22/2035	900	918
	JPMorgan Chase & Co.	5.294%	7/22/2035	285	282
	JPMorgan Chase & Co.	4.946%	10/22/2035	430	416
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,275	1,274
	JPMorgan Chase & Co.	5.572%	4/22/2036	872	875
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,250	1,240
	JPMorgan Chase & Co.	4.810%	10/22/2036	390	370
	JPMorgan Chase & Co.	4.898%	1/22/2037	937	891
	JPMorgan Chase & Co.	5.148%	4/23/2037	620	600
	JPMorgan Chase & Co.	6.400%	5/15/2038	622	664
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,192	1,025
	JPMorgan Chase & Co.	5.500%	10/15/2040	609	599
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	315	236
	JPMorgan Chase & Co.	5.803%	7/23/2041	685	677
	JPMorgan Chase & Co.	2.525%	11/19/2041	1,255	853
	JPMorgan Chase & Co.	5.400%	1/6/2042	120	116
	JPMorgan Chase & Co.	3.157%	4/22/2042	55	40
	JPMorgan Chase & Co.	4.850%	2/1/2044	40	36
	JPMorgan Chase & Co.	4.950%	6/1/2045	245	216
	JPMorgan Chase & Co.	5.534%	11/29/2045	550	524
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	1,197	916
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	460	347
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	1,280	955
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	1,378	876
	JPMorgan Chase & Co.	3.328%	4/22/2052	825	544
[1]	Keybank National Association	5.850%	11/15/2027	620	628
[1]	Keybank National Association	4.900%	8/8/2032	455	439
	Keybank National Association	5.000%	1/26/2033	100	97
[1]	KeyCorp	4.789%	6/1/2033	555	535
	KeyCorp	5.305%	1/28/2037	50	48
	Kilroy Realty LP	3.050%	2/15/2030	170	156
	Kilroy Realty LP	2.500%	11/15/2032	35	29
	Kilroy Realty LP	2.650%	11/15/2033	25	20
	Kilroy Realty LP	6.250%	1/15/2036	145	144
	KKR & Co. Inc.	5.100%	8/7/2035	385	368
	Lazard Group LLC	6.000%	3/15/2031	105	108
	Lazard Group LLC	5.625%	8/1/2035	100	98
	Legg Mason Inc.	5.625%	1/15/2044	175	168
	Lincoln National Corp.	3.050%	1/15/2030	137	128
	Lincoln National Corp.	3.400%	1/15/2031	230	214
	Lincoln National Corp.	6.300%	10/9/2037	170	174
	Lincoln National Corp.	7.000%	6/15/2040	35	37
	Lincoln National Corp.	6.800%	7/15/2056	114	113
	Lloyds Banking Group plc	4.375%	3/22/2028	221	220
	Lloyds Banking Group plc	4.550%	8/16/2028	255	254
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	540	533
	Lloyds Banking Group plc	5.087%	11/26/2028	340	342
	Lloyds Banking Group plc	5.871%	3/6/2029	393	399

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.818%	6/13/2029	372	372
	Lloyds Banking Group plc	4.241%	2/10/2030	154	151
	Lloyds Banking Group plc	4.425%	11/4/2031	200	194
	Lloyds Banking Group plc	5.203%	8/17/2032	132	132
	Lloyds Banking Group plc	4.976%	8/11/2033	392	384
	Lloyds Banking Group plc	7.953%	11/15/2033	300	333
	Lloyds Banking Group plc	5.679%	1/5/2035	363	366
	Lloyds Banking Group plc	6.068%	6/13/2036	240	241
	Lloyds Banking Group plc	4.943%	11/4/2036	425	402
	Lloyds Banking Group plc	5.696%	8/17/2037	175	173
	Lloyds Banking Group plc	3.369%	12/14/2046	185	131
	Lloyds Banking Group plc	5.668%	2/10/2047	246	233
	Lloyds Banking Group plc	4.344%	1/9/2048	810	637
	Loews Corp.	4.940%	4/1/2036	195	185
	LPL Holdings Inc.	4.900%	4/3/2028	80	80
	LPL Holdings Inc.	6.750%	11/17/2028	280	290
	LPL Holdings Inc.	6.000%	5/20/2034	160	161
	LPL Holdings Inc.	5.750%	6/15/2035	235	231
[1]	M&T Bank Corp.	4.833%	1/16/2029	602	603
	M&T Bank Corp.	5.179%	7/8/2031	470	469
	M&T Bank Corp.	5.053%	1/27/2034	105	102
	M&T Bank Corp.	5.400%	7/30/2035	228	226
[1]	M&T Bank Corp.	5.385%	1/16/2036	755	736
	Main Street Capital Corp.	5.400%	8/15/2028	178	178
	Main Street Capital Corp.	6.950%	3/1/2029	150	154
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	250
	Manulife Financial Corp.	4.986%	12/11/2035	347	333
	Manulife Financial Corp.	5.375%	3/4/2046	50	46
	Marex UK Holdings Ltd.	5.829%	5/8/2028	100	101
	Marex UK Holdings Ltd.	6.404%	11/4/2029	200	204
	Markel Group Inc.	4.150%	9/17/2050	286	210
	Markel Group Inc.	3.450%	5/7/2052	245	157
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	550	544
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	853	847
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	120	119
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	95	83
[4]	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	825	795
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	85	78
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	60	47
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	235	199
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	230	233
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	50	47
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	30	27
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,060	953
	Mastercard Inc.	4.875%	3/9/2028	250	251
	Mastercard Inc.	4.325%	6/8/2028	333	332
	Mastercard Inc.	2.950%	6/1/2029	50	48
	Mastercard Inc.	4.425%	6/8/2029	436	434
	Mastercard Inc.	4.600%	6/8/2031	475	469
	Mastercard Inc.	4.350%	1/15/2032	425	414
	Mastercard Inc.	4.550%	1/15/2035	800	765
	Mastercard Inc.	5.000%	6/8/2036	400	389
	Mastercard Inc.	3.950%	2/26/2048	285	217
	Mastercard Inc.	3.650%	6/1/2049	315	226
	Mastercard Inc.	3.850%	3/26/2050	300	223
	Mastercard Inc.	2.950%	3/15/2051	125	77
	Mercury General Corp.	6.250%	6/15/2036	116	115
	MetLife Inc.	6.500%	12/15/2032	260	278
	MetLife Inc.	5.375%	7/15/2033	80	81
	MetLife Inc.	6.375%	6/15/2034	548	581
[1]	MetLife Inc.	6.400%	12/15/2036	560	563
	MetLife Inc.	5.875%	2/6/2041	90	90
	MetLife Inc.	4.125%	8/13/2042	120	98
	MetLife Inc.	4.875%	11/13/2043	365	323
	MetLife Inc.	4.721%	12/15/2044	60	52
	MetLife Inc.	4.050%	3/1/2045	150	118
	MetLife Inc.	4.600%	5/13/2046	490	410
	MetLife Inc.	5.000%	7/15/2052	443	381
	MetLife Inc.	5.250%	1/15/2054	240	214
[1]	MetLife Inc.	6.350%	3/15/2055	365	371

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	MetLife Inc.	5.850%	3/15/2056	228	221
	MGIC Investment Corp.	5.250%	8/15/2028	475	474
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	400	396
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	265	267
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	482	486
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	340	332
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	422	425
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	835	797
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	255	235
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	475	478
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	165	148
	Mitsubishi UFJ Financial Group Inc.	4.980%	7/24/2030	100	100
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	400	401
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	315	318
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	55	54
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	287	279
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	228	224
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	365	319
	Mitsubishi UFJ Financial Group Inc.	5.190%	7/23/2032	120	119
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	225	197
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	200	177
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	215	204
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	375	371
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	225	226
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	210	210
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	245	245
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	550	546
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	230	230
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	190	190
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	251	240
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	362	352
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	323	283
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	435	359
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	156	152
	Mitsubishi UFJ Financial Group Inc.	6.049%	7/24/2047	200	199
	Mizuho Financial Group Inc.	4.018%	3/5/2028	200	198
	Mizuho Financial Group Inc.	5.414%	9/13/2028	400	403
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	370	366
	Mizuho Financial Group Inc.	3.261%	5/22/2030	200	192
	Mizuho Financial Group Inc.	4.782%	7/13/2030	300	298
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	435	414
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	270	254
	Mizuho Financial Group Inc.	5.098%	5/13/2031	40	40
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	296	265
	Mizuho Financial Group Inc.	4.438%	5/12/2032	368	355
	Mizuho Financial Group Inc.	4.965%	7/13/2032	300	296
	Mizuho Financial Group Inc.	5.669%	9/13/2033	250	254
	Mizuho Financial Group Inc.	5.748%	7/6/2034	200	203
	Mizuho Financial Group Inc.	5.594%	7/10/2035	480	481
	Mizuho Financial Group Inc.	5.422%	5/13/2036	515	508
	Mizuho Financial Group Inc.	5.323%	7/8/2036	200	196
	Mizuho Financial Group Inc.	5.050%	5/12/2037	370	353
	Mizuho Financial Group Inc.	5.337%	7/13/2037	200	194
	Mizuho Financial Group Inc.	5.824%	7/13/2047	200	192
[1]	Morgan Stanley	3.591%	7/22/2028	35	35
	Morgan Stanley	6.296%	10/18/2028	85	87
[1]	Morgan Stanley	3.772%	1/24/2029	1,285	1,269
	Morgan Stanley	5.123%	2/1/2029	1,240	1,247
[1]	Morgan Stanley	4.994%	4/12/2029	80	80
[1]	Morgan Stanley	5.164%	4/20/2029	626	630
	Morgan Stanley	4.868%	7/12/2029	1,240	1,240
	Morgan Stanley	5.449%	7/20/2029	1,140	1,152
[1]	Morgan Stanley	4.133%	10/18/2029	300	295
	Morgan Stanley	6.407%	11/1/2029	950	979
	Morgan Stanley	4.238%	1/9/2030	458	450
	Morgan Stanley	5.173%	1/16/2030	1,180	1,185
[1]	Morgan Stanley	4.431%	1/23/2030	225	222
	Morgan Stanley	4.555%	4/10/2030	900	890
	Morgan Stanley	5.656%	4/18/2030	340	345
	Morgan Stanley	5.042%	7/19/2030	375	376

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.230%	1/15/2031	1,235	1,240
[1]	Morgan Stanley	2.699%	1/22/2031	545	504
	Morgan Stanley	5.192%	4/17/2031	505	506
[1]	Morgan Stanley	4.356%	10/22/2031	635	614
	Morgan Stanley	4.493%	1/16/2032	660	640
[1]	Morgan Stanley	1.794%	2/13/2032	1,395	1,204
	Morgan Stanley	7.250%	4/1/2032	375	416
	Morgan Stanley	4.809%	4/16/2032	264	259
[1]	Morgan Stanley	1.928%	4/28/2032	980	845
	Morgan Stanley	5.170%	7/14/2032	560	556
[1]	Morgan Stanley	2.239%	7/21/2032	800	694
[1]	Morgan Stanley	2.511%	10/20/2032	1,185	1,037
	Morgan Stanley	2.943%	1/21/2033	225	200
	Morgan Stanley	4.889%	7/20/2033	278	272
	Morgan Stanley	6.342%	10/18/2033	1,168	1,224
[1]	Morgan Stanley	5.250%	4/21/2034	1,395	1,379
[1]	Morgan Stanley	5.424%	7/21/2034	1,105	1,100
	Morgan Stanley	6.627%	11/1/2034	1,060	1,129
	Morgan Stanley	5.466%	1/18/2035	1,055	1,050
	Morgan Stanley	5.320%	7/19/2035	615	605
	Morgan Stanley	5.587%	1/18/2036	355	354
	Morgan Stanley	5.664%	4/17/2036	233	234
	Morgan Stanley	2.484%	9/16/2036	320	275
[1]	Morgan Stanley	4.892%	10/22/2036	100	95
	Morgan Stanley	5.073%	1/30/2037	866	825
	Morgan Stanley	5.296%	4/10/2037	325	315
	Morgan Stanley	5.297%	4/20/2037	365	358
[1]	Morgan Stanley	5.605%	7/17/2037	341	338
	Morgan Stanley	5.948%	1/19/2038	765	774
[1]	Morgan Stanley	3.971%	7/22/2038	478	406
	Morgan Stanley	5.942%	2/7/2039	480	482
[1]	Morgan Stanley	4.457%	4/22/2039	800	713
	Morgan Stanley	5.314%	1/18/2041	211	200
	Morgan Stanley	6.375%	7/24/2042	444	466
	Morgan Stanley	4.300%	1/27/2045	793	643
[1]	Morgan Stanley	4.375%	1/22/2047	440	354
	Morgan Stanley	5.900%	3/13/2047	1,020	994
[1]	Morgan Stanley	5.597%	3/24/2051	235	220
[1]	Morgan Stanley	2.802%	1/25/2052	70	41
	Morgan Stanley	5.516%	11/19/2055	1,233	1,129
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	780	783
[1]	Morgan Stanley Bank NA	4.788%	5/10/2030	1,150	1,144
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	132	130
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	644	640
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	95	93
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	390	384
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	640	622
	MSD Investment Corp.	6.250%	5/31/2030	100	99
	Nasdaq Inc.	2.500%	12/21/2040	450	305
	Nasdaq Inc.	3.250%	4/28/2050	110	71
	Nasdaq Inc.	5.950%	8/15/2053	180	175
	Nasdaq Inc.	6.100%	6/28/2063	410	399
	National Australia Bank Ltd.	4.308%	6/13/2028	475	473
	National Australia Bank Ltd.	3.850%	12/13/2028	50	49
[1]	National Australia Bank Ltd.	4.434%	6/4/2029	300	298
	National Australia Bank Ltd.	4.901%	1/14/2030	630	634
	National Australia Bank Ltd.	4.534%	6/13/2030	200	198
[1,3]	National Bank of Canada	4.996%	9/8/2029	150	150
	National Bank of Canada	4.500%	10/10/2029	860	851
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	94	91
[1]	NatWest Group plc	4.892%	5/18/2029	165	165
	NatWest Group plc	5.808%	9/13/2029	140	143
[1]	NatWest Group plc	5.076%	1/27/2030	558	559
[1]	NatWest Group plc	4.445%	5/8/2030	467	460
	NatWest Group plc	4.964%	8/15/2030	225	225
	NatWest Group plc	5.115%	5/23/2031	200	200
	NatWest Group plc	6.016%	3/2/2034	295	304
	NatWest Group plc	6.475%	6/1/2034	230	236
	NatWest Group plc	5.778%	3/1/2035	400	405
[1]	NatWest Group plc	3.032%	11/28/2035	225	205

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NatWest Group plc	5.908%	3/3/2047	15	14
	Nomura Holdings Inc.	6.070%	7/12/2028	80	82
	Nomura Holdings Inc.	2.710%	1/22/2029	200	190
	Nomura Holdings Inc.	4.996%	6/29/2029	200	200
	Nomura Holdings Inc.	5.605%	7/6/2029	585	593
	Nomura Holdings Inc.	4.904%	7/1/2030	375	370
	Nomura Holdings Inc.	2.679%	7/16/2030	100	91
	Nomura Holdings Inc.	5.783%	7/3/2034	640	648
	Nomura Holdings Inc.	5.545%	7/14/2036	230	225
	North Haven Private Income Fund LLC	5.125%	9/25/2028	286	279
	Northern Trust Corp.	3.150%	5/3/2029	255	245
	Northern Trust Corp.	4.150%	11/19/2030	362	352
	Northern Trust Corp.	6.125%	11/2/2032	70	73
	Northern Trust Corp.	5.117%	11/19/2040	284	271
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	310	308
	Old National Bancorp	5.768%	2/15/2036	299	296
	Old Republic International Corp.	5.750%	3/28/2034	83	83
	Old Republic International Corp.	5.700%	6/1/2036	200	196
	Old Republic International Corp.	3.850%	6/11/2051	425	291
	ORIX Corp.	5.000%	9/13/2027	60	60
	ORIX Corp.	4.650%	9/10/2029	280	278
	ORIX Corp.	4.450%	9/9/2030	410	400
	ORIX Corp.	5.200%	9/13/2032	415	415
	ORIX Corp.	5.400%	2/25/2035	75	74
	PayPal Holdings Inc.	4.450%	3/6/2028	50	50
	PayPal Holdings Inc.	4.550%	6/1/2028	150	150
	PayPal Holdings Inc.	2.850%	10/1/2029	140	132
	PayPal Holdings Inc.	2.300%	6/1/2030	350	319
	PayPal Holdings Inc.	4.950%	6/1/2031	350	345
	PayPal Holdings Inc.	4.400%	6/1/2032	273	262
	PayPal Holdings Inc.	5.550%	6/1/2036	239	234
	PayPal Holdings Inc.	3.250%	6/1/2050	245	158
	PayPal Holdings Inc.	5.050%	6/1/2052	356	299
	PayPal Holdings Inc.	5.500%	6/1/2054	170	152
	Pinnacle Bank	5.957%	1/15/2036	350	343
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	420	415
[1]	PNC Bank NA	4.050%	7/26/2028	250	247
[1]	PNC Bank NA	2.700%	10/22/2029	200	187
	PNC Financial Services Group Inc.	4.075%	1/26/2029	100	99
	PNC Financial Services Group Inc.	3.450%	4/23/2029	530	513
	PNC Financial Services Group Inc.	5.582%	6/12/2029	380	386
	PNC Financial Services Group Inc.	2.550%	1/22/2030	359	332
	PNC Financial Services Group Inc.	5.492%	5/14/2030	250	253
[1]	PNC Financial Services Group Inc.	4.831%	7/19/2030	367	366
	PNC Financial Services Group Inc.	5.222%	1/29/2031	430	433
	PNC Financial Services Group Inc.	4.899%	5/13/2031	690	686
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	327
	PNC Financial Services Group Inc.	4.812%	10/21/2032	500	491
	PNC Financial Services Group Inc.	4.626%	6/6/2033	245	234
	PNC Financial Services Group Inc.	6.037%	10/28/2033	395	408
	PNC Financial Services Group Inc.	5.068%	1/24/2034	737	724
	PNC Financial Services Group Inc.	5.939%	8/18/2034	500	515
	PNC Financial Services Group Inc.	6.875%	10/20/2034	480	520
	PNC Financial Services Group Inc.	5.676%	1/22/2035	320	323
	PNC Financial Services Group Inc.	5.401%	7/23/2035	345	342
	PNC Financial Services Group Inc.	5.575%	1/29/2036	431	431
	PNC Financial Services Group Inc.	5.373%	7/21/2036	92	91
	PNC Financial Services Group Inc.	5.463%	7/21/2037	686	675
	PNC Financial Services Group Inc.	5.423%	1/25/2041	366	350
	Principal Financial Group Inc.	3.700%	5/15/2029	280	271
	Principal Financial Group Inc.	5.300%	1/15/2037	304	294
	Principal Financial Group Inc.	4.350%	5/15/2043	250	206
	Progressive Corp.	4.600%	3/26/2031	85	84
	Progressive Corp.	3.000%	3/15/2032	368	332
	Progressive Corp.	6.250%	12/1/2032	257	273
	Progressive Corp.	4.125%	4/15/2047	260	202
	Progressive Corp.	4.200%	3/15/2048	110	86
	Progressive Corp.	3.950%	3/26/2050	200	149
	Progressive Corp.	3.700%	3/15/2052	265	186
	Prudential Financial Inc.	5.200%	3/14/2035	300	295

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Prudential Financial Inc.	5.700%	12/14/2036	75	76
[1]	Prudential Financial Inc.	6.625%	12/1/2037	48	52
[1]	Prudential Financial Inc.	4.600%	5/15/2044	319	270
	Prudential Financial Inc.	3.905%	12/7/2047	195	144
[1]	Prudential Financial Inc.	5.700%	9/15/2048	281	281
	Prudential Financial Inc.	3.935%	12/7/2049	560	407
[1]	Prudential Financial Inc.	4.350%	2/25/2050	452	354
[1]	Prudential Financial Inc.	3.700%	10/1/2050	461	424
[1]	Prudential Financial Inc.	3.700%	3/13/2051	35	24
	Prudential Financial Inc.	5.125%	3/1/2052	223	215
	Prudential Financial Inc.	6.000%	9/1/2052	273	274
	Prudential Financial Inc.	6.750%	3/1/2053	200	208
	Prudential Financial Inc.	6.500%	3/15/2054	50	51
	Prudential Financial Inc.	6.250%	6/15/2056	62	61
	Prudential Funding Asia plc	3.625%	3/24/2032	75	70
	Raymond James Financial Inc.	4.900%	9/11/2035	75	71
	Raymond James Financial Inc.	4.950%	7/15/2046	374	324
[1]	Regions Bank	6.450%	6/26/2037	295	306
	Regions Financial Corp.	1.800%	8/12/2028	610	576
	Regions Financial Corp.	5.502%	9/6/2035	400	394
	Reinsurance Group of America Inc.	3.900%	5/15/2029	395	384
	Reinsurance Group of America Inc.	5.750%	9/15/2034	433	434
	Reinsurance Group of America Inc.	6.375%	9/15/2056	68	66
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	405	407
[1]	Royal Bank of Canada	5.200%	8/1/2028	880	890
[1]	Royal Bank of Canada	4.965%	1/24/2029	70	70
[1]	Royal Bank of Canada	4.950%	2/1/2029	840	845
	Royal Bank of Canada	4.652%	7/10/2029	175	175
	Royal Bank of Canada	4.498%	8/6/2029	173	172
	Royal Bank of Canada	4.400%	4/17/2030	628	619
[1]	Royal Bank of Canada	4.969%	8/2/2030	67	67
[1]	Royal Bank of Canada	4.650%	10/18/2030	300	297
[1]	Royal Bank of Canada	5.153%	2/4/2031	777	779
[1]	Royal Bank of Canada	4.970%	5/2/2031	395	394
	Royal Bank of Canada	4.696%	8/6/2031	428	422
	Royal Bank of Canada	4.612%	5/3/2032	377	369
	Royal Bank of Canada	3.875%	5/4/2032	260	244
	Royal Bank of Canada	4.950%	8/5/2032	350	346
[1]	Royal Bank of Canada	5.000%	2/1/2033	75	74
[1]	Royal Bank of Canada	5.000%	5/2/2033	250	247
[1]	Royal Bank of Canada	5.150%	2/1/2034	240	240
	Santander Holdings USA Inc.	6.499%	3/9/2029	855	873
	Santander Holdings USA Inc.	5.473%	3/20/2029	150	151
	Santander Holdings USA Inc.	5.040%	6/5/2030	150	149
	Santander Holdings USA Inc.	5.741%	3/20/2031	33	33
	Santander Holdings USA Inc.	6.342%	5/31/2035	150	155
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	675	667
	Santander UK Group Holdings plc	4.320%	9/22/2029	208	205
	Santander UK Group Holdings plc	4.858%	9/11/2030	840	832
	Santander UK Group Holdings plc	2.896%	3/15/2032	165	148
	Santander UK Group Holdings plc	5.136%	9/22/2036	369	350
	SiriusPoint Ltd.	7.000%	4/5/2029	355	367
	Sixth Street Lending Partners	6.500%	3/11/2029	80	81
	Sixth Street Lending Partners	5.750%	1/15/2030	250	247
	Sixth Street Lending Partners	6.125%	7/15/2030	429	429
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	75	73
	SouthState Bank Corp.	7.000%	6/13/2035	50	52
	State Street Bank & Trust Co.	4.701%	7/23/2029	512	513
	State Street Bank & Trust Co.	5.217%	7/23/2034	330	329
	State Street Corp.	5.820%	11/4/2028	250	254
	State Street Corp.	4.530%	2/20/2029	528	527
	State Street Corp.	4.834%	4/24/2030	75	75
	State Street Corp.	2.200%	3/3/2031	740	654
	State Street Corp.	4.558%	4/23/2032	167	163
	State Street Corp.	2.623%	2/7/2033	99	87
	State Street Corp.	4.421%	5/13/2033	410	395
	State Street Corp.	4.164%	8/4/2033	300	284
[1]	State Street Corp.	3.031%	11/1/2034	50	47
	State Street Corp.	6.123%	11/21/2034	100	104
	State Street Corp.	5.146%	2/28/2036	360	353

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	4.784%	10/23/2036	317	301
	State Street Corp.	5.094%	4/24/2037	175	169
	Sumisho Air Lease Corp.	3.625%	12/1/2027	400	395
[2]	Sumisho Air Lease Corp.	4.400%	3/24/2028	138	137
	Sumisho Air Lease Corp.	2.100%	9/1/2028	125	118
	Sumisho Air Lease Corp.	4.625%	10/1/2028	775	772
[2]	Sumisho Air Lease Corp.	4.500%	3/24/2029	134	132
[1]	Sumisho Air Lease Corp.	3.000%	2/1/2030	450	419
[2]	Sumisho Air Lease Corp.	4.850%	3/24/2031	116	114
[1]	Sumisho Air Lease Corp.	2.875%	1/15/2032	310	274
[2]	Sumisho Air Lease Corp.	5.500%	3/24/2036	310	302
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	317	321
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	420	428
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	370	365
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	335	341
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	610	576
	Sumitomo Mitsui Financial Group Inc.	2.472%	1/14/2029	315	299
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	200	187
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	527	537
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	135	125
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	201
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	444	398
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	450	462
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	45	40
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	173
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	410	414
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	265	230
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	526	510
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	225	227
	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	200	197
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	100	102
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	204
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	788	806
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	320	321
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	200	201
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	580	566
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	35	33
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	260	182
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	150	109
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	307	314
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	606	587
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	40	38
	Sumitomo Mitsui Financial Group Inc.	5.754%	7/7/2047	200	191
	Synchrony Financial	3.950%	12/1/2027	175	173
	Synchrony Financial	5.019%	7/29/2029	527	525
	Synchrony Financial	5.935%	8/2/2030	150	152
	Synchrony Financial	2.875%	10/28/2031	470	413
	Synchrony Financial	4.947%	2/25/2032	100	97
	Synchrony Financial	6.276%	7/31/2037	150	149
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	357	349
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	225	226
	Toronto-Dominion Bank	5.156%	1/10/2028	827	832
	Toronto-Dominion Bank	3.913%	1/13/2028	50	50
	Toronto-Dominion Bank	4.861%	1/31/2028	954	957
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	77	77
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	375	381
	Toronto-Dominion Bank	4.109%	10/13/2028	195	193
	Toronto-Dominion Bank	4.361%	4/23/2029	470	464
[1]	Toronto-Dominion Bank	4.847%	7/27/2029	200	200
	Toronto-Dominion Bank	4.783%	12/17/2029	625	624
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	140	139
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	253	221
	Toronto-Dominion Bank	5.298%	1/30/2032	455	458
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	323	293
	Toronto-Dominion Bank	4.456%	6/8/2032	433	419
	Toronto-Dominion Bank	4.866%	4/22/2033	550	536
	Toronto-Dominion Bank	5.146%	9/10/2034	50	50
	Toronto-Dominion Bank	4.928%	10/15/2035	185	177
	TPG Operating Group II LP	4.875%	5/15/2031	225	220
	TPG Operating Group II LP	5.875%	3/5/2034	95	96

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TPG Operating Group II LP	5.375%	1/15/2036	295	283
	Travelers Cos. Inc.	4.950%	7/24/2031	296	295
	Travelers Cos. Inc.	5.050%	7/24/2035	435	424
[1]	Travelers Cos. Inc.	6.250%	6/15/2037	55	58
	Travelers Cos. Inc.	5.350%	11/1/2040	528	508
	Travelers Cos. Inc.	4.600%	8/1/2043	225	194
	Travelers Cos. Inc.	3.750%	5/15/2046	275	205
	Travelers Cos. Inc.	4.050%	3/7/2048	60	46
	Travelers Cos. Inc.	2.550%	4/27/2050	225	128
	Travelers Cos. Inc.	5.450%	5/25/2053	369	340
	Travelers Cos. Inc.	5.700%	7/24/2055	75	72
[1]	Truist Bank	4.144%	1/27/2029	941	933
[1]	Truist Bank	4.136%	10/23/2029	165	163
[1]	Truist Financial Corp.	7.161%	10/30/2029	978	1,022
[1]	Truist Financial Corp.	4.957%	7/23/2030	250	249
	Truist Financial Corp.	4.597%	1/27/2032	267	260
[1]	Truist Financial Corp.	5.153%	8/5/2032	238	236
[1]	Truist Financial Corp.	4.916%	7/28/2033	350	338
[1]	Truist Financial Corp.	5.867%	6/8/2034	210	214
[1]	Truist Financial Corp.	5.711%	1/24/2035	1,010	1,016
[1]	Truist Financial Corp.	4.964%	10/23/2036	800	758
	UBS AG	5.650%	9/11/2028	567	578
	UBS AG	4.678%	11/29/2030	400	396
	UBS AG	4.632%	2/16/2032	100	98
[1]	UBS AG	5.053%	8/7/2032	388	385
	UBS AG	4.500%	6/26/2048	575	478
	UBS Group AG	4.875%	5/15/2045	580	503
	Unum Group	5.250%	12/15/2035	129	124
	Unum Group	4.125%	6/15/2051	158	113
	Unum Group	6.000%	6/15/2054	210	197
[1]	US Bancorp	3.900%	4/26/2028	720	712
[1]	US Bancorp	1.375%	7/22/2030	1,030	901
	US Bancorp	5.100%	7/23/2030	780	784
	US Bancorp	5.046%	2/12/2031	550	550
	US Bancorp	5.083%	5/15/2031	480	480
	US Bancorp	4.481%	1/26/2032	227	221
[1]	US Bancorp	2.677%	1/27/2033	925	814
[1]	US Bancorp	4.967%	7/22/2033	404	394
	US Bancorp	5.850%	10/21/2033	965	989
	US Bancorp	4.839%	2/1/2034	495	480
	US Bancorp	5.836%	6/12/2034	40	41
	US Bancorp	2.491%	11/3/2036	318	274
	US Bancorp	5.470%	7/27/2037	320	317
	US Bancorp	5.723%	5/20/2041	500	487
	Visa Inc.	2.750%	9/15/2027	305	300
	Visa Inc.	3.800%	2/12/2029	150	148
	Visa Inc.	2.050%	4/15/2030	105	96
	Visa Inc.	4.100%	2/12/2031	300	293
	Visa Inc.	1.100%	2/15/2031	815	700
	Visa Inc.	4.400%	2/12/2033	300	291
	Visa Inc.	4.150%	12/14/2035	270	252
	Visa Inc.	4.700%	2/12/2036	175	169
	Visa Inc.	2.700%	4/15/2040	605	444
	Visa Inc.	4.300%	12/14/2045	540	446
	Visa Inc.	3.650%	9/15/2047	416	307
	Visa Inc.	2.000%	8/15/2050	50	26
	Voya Financial Inc.	5.000%	9/20/2034	250	241
[1]	Voya Financial Inc.	4.700%	1/23/2048	335	329
	W R Berkley Corp.	3.550%	3/30/2052	40	27
	Wachovia Corp.	5.500%	8/1/2035	714	704
	Webster Financial Corp.	5.784%	9/11/2035	110	110
[1]	Wells Fargo & Co.	4.150%	1/24/2029	881	870
	Wells Fargo & Co.	4.970%	4/23/2029	600	602
	Wells Fargo & Co.	4.577%	5/20/2029	735	733
[1]	Wells Fargo & Co.	5.574%	7/25/2029	350	355
	Wells Fargo & Co.	4.078%	9/15/2029	50	49
	Wells Fargo & Co.	6.303%	10/23/2029	200	206
	Wells Fargo & Co.	4.182%	1/23/2030	1,140	1,122
	Wells Fargo & Co.	5.198%	1/23/2030	163	164
[1]	Wells Fargo & Co.	2.879%	10/30/2030	440	413

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.244%	1/24/2031	1,211	1,218
[1]	Wells Fargo & Co.	2.572%	2/11/2031	1,233	1,136
	Wells Fargo & Co.	4.844%	5/20/2032	423	416
[1]	Wells Fargo & Co.	3.350%	3/2/2033	510	463
[1]	Wells Fargo & Co.	4.897%	7/25/2033	370	362
	Wells Fargo & Co.	5.389%	4/24/2034	295	295
[1]	Wells Fargo & Co.	5.557%	7/25/2034	595	600
	Wells Fargo & Co.	6.491%	10/23/2034	200	212
	Wells Fargo & Co.	5.499%	1/23/2035	1,295	1,297
	Wells Fargo & Co.	5.211%	12/3/2035	1,060	1,038
	Wells Fargo & Co.	5.605%	4/23/2036	1,177	1,182
[1]	Wells Fargo & Co.	5.950%	12/15/2036	135	133
	Wells Fargo & Co.	4.960%	1/23/2037	295	281
[1]	Wells Fargo & Co.	3.068%	4/30/2041	1,425	1,049
	Wells Fargo & Co.	5.375%	11/2/2043	505	460
	Wells Fargo & Co.	5.606%	1/15/2044	370	344
[1]	Wells Fargo & Co.	4.650%	11/4/2044	200	164
	Wells Fargo & Co.	3.900%	5/1/2045	585	446
[1]	Wells Fargo & Co.	4.900%	11/17/2045	280	235
[1]	Wells Fargo & Co.	4.400%	6/14/2046	1,045	819
[1]	Wells Fargo & Co.	4.750%	12/7/2046	518	424
	Wells Fargo & Co.	5.433%	1/23/2047	332	306
[1]	Wells Fargo & Co.	5.013%	4/4/2051	774	664
[1]	Wells Fargo & Co.	4.611%	4/25/2053	899	721
	Wells Fargo Bank NA	5.950%	8/26/2036	438	446
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	764	770
	Western Alliance Bank	6.537%	11/15/2035	115	113
	Western Union Co.	4.750%	6/15/2029	300	296
	Westpac Banking Corp.	5.457%	11/18/2027	425	430
[1]	Westpac Banking Corp.	4.150%	5/11/2028	500	498
	Westpac Banking Corp.	5.535%	11/17/2028	200	204
	Westpac Banking Corp.	1.953%	11/20/2028	297	281
	Westpac Banking Corp.	5.050%	4/16/2029	200	202
	Westpac Banking Corp.	2.650%	1/16/2030	65	61
[1]	Westpac Banking Corp.	4.450%	6/12/2031	433	425
	Westpac Banking Corp.	5.405%	8/10/2033	200	199
	Westpac Banking Corp.	6.820%	11/17/2033	400	427
	Westpac Banking Corp.	4.110%	7/24/2034	200	194
[1]	Westpac Banking Corp.	5.618%	11/20/2035	688	680
	Westpac Banking Corp.	2.963%	11/16/2040	260	186
	Westpac Banking Corp.	3.133%	11/18/2041	525	375
	Willis North America Inc.	4.500%	9/15/2028	340	338
	Willis North America Inc.	2.950%	9/15/2029	200	188
	Willis North America Inc.	4.550%	3/15/2031	226	219
	Willis North America Inc.	5.350%	5/15/2033	80	80
	Willis North America Inc.	5.150%	3/15/2036	75	72
	Willis North America Inc.	5.900%	3/5/2054	115	109
					481,390
Health Care (11.2%)
	Abbott Laboratories	3.700%	3/9/2029	475	464
	Abbott Laboratories	1.400%	6/30/2030	50	44
	Abbott Laboratories	4.000%	3/15/2031	105	101
	Abbott Laboratories	4.300%	3/15/2033	575	550
	Abbott Laboratories	4.650%	3/15/2036	1,535	1,455
	Abbott Laboratories	4.750%	11/30/2036	70	67
	Abbott Laboratories	6.150%	11/30/2037	628	668
	Abbott Laboratories	4.750%	3/15/2038	495	465
	Abbott Laboratories	6.000%	4/1/2039	50	52
	Abbott Laboratories	4.900%	11/30/2046	140	124
	Abbott Laboratories	5.500%	3/15/2056	965	904
	Abbott Laboratories	5.600%	3/15/2066	460	429
	AbbVie Inc.	3.775%	3/3/2028	200	198
	AbbVie Inc.	4.650%	3/15/2028	205	205
	AbbVie Inc.	4.500%	8/18/2028	250	249
	AbbVie Inc.	4.250%	11/14/2028	407	404
	AbbVie Inc.	4.800%	3/15/2029	685	686
	AbbVie Inc.	3.200%	11/21/2029	1,575	1,499
	AbbVie Inc.	4.650%	3/15/2030	279	277
	AbbVie Inc.	4.875%	3/15/2030	360	360

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.125%	3/15/2031	525	508
	AbbVie Inc.	4.950%	3/15/2031	447	447
	AbbVie Inc.	4.875%	9/15/2031	354	352
	AbbVie Inc.	4.400%	3/15/2033	385	369
	AbbVie Inc.	5.050%	9/15/2033	250	248
	AbbVie Inc.	5.050%	3/15/2034	680	673
	AbbVie Inc.	4.550%	3/15/2035	100	95
	AbbVie Inc.	4.500%	5/14/2035	612	576
	AbbVie Inc.	4.750%	3/15/2036	193	184
[5]	AbbVie Inc.	4.300%	5/14/2036	935	859
	AbbVie Inc.	5.300%	9/15/2036	348	344
	AbbVie Inc.	5.450%	9/15/2038	250	247
	AbbVie Inc.	4.050%	11/21/2039	620	529
	AbbVie Inc.	4.625%	10/1/2042	805	704
	AbbVie Inc.	4.400%	11/6/2042	545	463
	AbbVie Inc.	4.850%	6/15/2044	885	779
	AbbVie Inc.	4.750%	3/15/2045	210	181
	AbbVie Inc.	4.700%	5/14/2045	530	456
	AbbVie Inc.	4.450%	5/14/2046	590	487
	AbbVie Inc.	4.875%	11/14/2048	50	43
	AbbVie Inc.	4.250%	11/21/2049	1,390	1,082
	AbbVie Inc.	5.400%	3/15/2054	599	549
	AbbVie Inc.	5.550%	3/15/2056	322	301
	AbbVie Inc.	6.000%	9/15/2056	78	78
	AbbVie Inc.	5.500%	3/15/2064	745	678
	AbbVie Inc.	5.650%	3/15/2066	200	186
	AbbVie Inc.	6.100%	9/15/2066	69	69
[1]	AdventHealth Obligated Group	2.795%	11/15/2051	290	172
[1]	Adventist Health System	4.742%	12/1/2030	320	314
	Aetna Inc.	6.625%	6/15/2036	410	436
	Aetna Inc.	4.500%	5/15/2042	276	232
	Agilent Technologies Inc.	4.750%	9/9/2034	200	193
	AHS Hospital Corp.	5.024%	7/1/2045	520	468
	Amgen Inc.	3.200%	11/2/2027	190	187
	Amgen Inc.	5.150%	3/2/2028	1,396	1,405
	Amgen Inc.	3.000%	2/22/2029	476	456
	Amgen Inc.	4.050%	8/18/2029	216	212
	Amgen Inc.	2.450%	2/21/2030	895	824
	Amgen Inc.	5.250%	3/2/2030	870	878
	Amgen Inc.	4.200%	2/19/2031	94	91
	Amgen Inc.	2.300%	2/25/2031	247	221
	Amgen Inc.	2.000%	1/15/2032	240	205
	Amgen Inc.	4.200%	3/1/2033	30	28
	Amgen Inc.	5.250%	3/2/2033	165	165
	Amgen Inc.	4.850%	2/19/2036	128	122
	Amgen Inc.	6.375%	6/1/2037	180	191
	Amgen Inc.	3.150%	2/21/2040	340	257
	Amgen Inc.	5.750%	3/15/2040	175	174
	Amgen Inc.	2.800%	8/15/2041	55	38
	Amgen Inc.	4.950%	10/1/2041	200	181
	Amgen Inc.	5.150%	11/15/2041	150	138
	Amgen Inc.	5.650%	6/15/2042	305	298
	Amgen Inc.	5.600%	3/2/2043	575	553
	Amgen Inc.	4.400%	5/1/2045	520	425
	Amgen Inc.	5.500%	2/19/2046	200	188
	Amgen Inc.	4.563%	6/15/2048	310	252
	Amgen Inc.	4.663%	6/15/2051	430	348
	Amgen Inc.	4.200%	2/22/2052	170	127
	Amgen Inc.	4.875%	3/1/2053	425	354
	Amgen Inc.	5.650%	3/2/2053	1,168	1,088
	Amgen Inc.	2.770%	9/1/2053	220	124
	Amgen Inc.	5.650%	2/19/2056	165	154
	Amgen Inc.	4.400%	2/22/2062	395	293
	Amgen Inc.	5.750%	3/2/2063	685	634
[1]	Ascension Health	4.078%	11/15/2028	159	157
[1]	Ascension Health	4.294%	11/15/2030	218	213
[1]	Ascension Health	4.923%	11/15/2035	185	179
[1]	Ascension Health	3.106%	11/15/2039	310	238
	Ascension Health	3.945%	11/15/2046	110	85
[1]	Ascension Health	4.847%	11/15/2053	335	287

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca Finance LLC	1.750%	5/28/2028	225	215
	AstraZeneca Finance LLC	4.850%	2/26/2029	240	241
	AstraZeneca Finance LLC	4.000%	3/2/2031	150	144
	AstraZeneca Finance LLC	2.250%	5/28/2031	125	111
	AstraZeneca Finance LLC	4.300%	3/2/2033	200	191
	AstraZeneca Finance LLC	4.600%	3/2/2036	305	288
	AstraZeneca plc	4.000%	1/17/2029	780	770
	AstraZeneca plc	1.375%	8/6/2030	965	846
	AstraZeneca plc	6.450%	9/15/2037	338	365
	AstraZeneca plc	4.000%	9/18/2042	255	208
	AstraZeneca plc	4.375%	11/16/2045	330	275
	AstraZeneca plc	4.375%	8/17/2048	215	176
	AstraZeneca plc	2.125%	8/6/2050	368	193
	Augusta SpinCo Corp.	4.321%	9/23/2027	515	514
	Augusta SpinCo Corp.	4.398%	3/23/2029	400	396
	Banner Health	1.897%	1/1/2031	145	128
	Banner Health	2.907%	1/1/2042	200	143
	Baxter International Inc.	2.272%	12/1/2028	321	303
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	38
	Baxter International Inc.	2.539%	2/1/2032	496	426
	Baxter International Inc.	5.650%	12/15/2035	130	127
	Baylor Scott & White Holdings	4.185%	11/15/2045	205	167
	Baylor Scott & White Holdings	3.967%	11/15/2046	225	177
	Becton Dickinson & Co.	2.823%	5/20/2030	315	292
	Becton Dickinson & Co.	4.298%	8/22/2032	330	315
	Becton Dickinson & Co.	5.110%	2/8/2034	225	221
	Biogen Inc.	2.250%	5/1/2030	675	612
	Biogen Inc.	5.750%	5/15/2035	185	188
	Biogen Inc.	3.150%	5/1/2050	717	447
	Biogen Inc.	6.450%	5/15/2055	150	154
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	175	167
	Boston Scientific Corp.	4.550%	3/1/2039	585	528
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	80	77
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,025	894
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	860	888
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	795	717
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	20	21
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	99	99
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	390	337
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	285	273
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	245	206
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	665	569
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	505	404
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	805	625
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	988	551
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	305	212
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	370	344
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	355	242
	Cardinal Health Inc.	5.125%	2/15/2029	310	312
	Cardinal Health Inc.	5.000%	11/15/2029	200	200
	Cardinal Health Inc.	4.500%	9/15/2030	220	216
	Cardinal Health Inc.	5.350%	11/15/2034	200	198
	Cardinal Health Inc.	5.150%	9/15/2035	180	175
	Cardinal Health Inc.	4.600%	3/15/2043	611	515
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	290	190
	Cencora Inc.	3.450%	12/15/2027	150	148
	Cencora Inc.	4.625%	12/15/2027	645	645
	Cencora Inc.	3.950%	2/13/2029	158	155
	Cencora Inc.	4.250%	11/15/2030	100	97
	Cencora Inc.	4.600%	2/13/2033	83	80
	Cencora Inc.	5.125%	2/15/2034	280	276
	Cencora Inc.	5.150%	2/15/2035	200	196
	Cencora Inc.	4.900%	2/13/2036	346	330
	Cencora Inc.	5.650%	2/13/2056	100	94
[1]	Children's Hospital Corp.	4.115%	1/1/2047	200	162
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	350	208
[1]	CHRISTUS Health	4.341%	7/1/2028	285	282
[1]	Cigna Group	3.050%	10/15/2027	50	49
	Cigna Group	4.375%	10/15/2028	625	620

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	5.000%	5/15/2029	430	433
	Cigna Group	4.500%	9/15/2030	356	350
	Cigna Group	4.875%	9/15/2032	818	803
	Cigna Group	5.400%	3/15/2033	312	314
	Cigna Group	5.250%	1/15/2036	380	371
	Cigna Group	4.800%	8/15/2038	1,095	1,007
[1]	Cigna Group	6.125%	11/15/2041	75	76
[1]	Cigna Group	4.800%	7/15/2046	200	169
[1]	Cigna Group	3.875%	10/15/2047	204	149
	Cigna Group	4.900%	12/15/2048	665	561
	Cigna Group	3.400%	3/15/2050	300	198
	Cigna Group	5.600%	2/15/2054	260	239
	Cigna Group	6.000%	1/15/2056	9	9
[1]	City of Hope	5.623%	11/15/2043	525	497
	CommonSpirit Health	6.073%	11/1/2027	560	568
	CommonSpirit Health	4.352%	9/1/2030	295	286
[1]	CommonSpirit Health	4.975%	9/1/2035	300	286
[1]	CommonSpirit Health	4.350%	11/1/2042	315	266
	CommonSpirit Health	5.580%	9/1/2045	150	141
	CommonSpirit Health	3.817%	10/1/2049	100	72
	CommonSpirit Health	4.187%	10/1/2049	196	148
	CommonSpirit Health	3.910%	10/1/2050	470	336
	CommonSpirit Health	5.662%	9/1/2055	143	132
[1]	Community Health Network Inc.	3.099%	5/1/2050	415	254
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	200	133
	CVS Health Corp.	4.300%	3/25/2028	170	169
	CVS Health Corp.	5.000%	1/30/2029	357	359
	CVS Health Corp.	5.400%	6/1/2029	489	496
	CVS Health Corp.	3.250%	8/15/2029	755	721
	CVS Health Corp.	5.125%	2/21/2030	520	522
	CVS Health Corp.	1.750%	8/21/2030	515	454
	CVS Health Corp.	5.250%	1/30/2031	235	236
	CVS Health Corp.	1.875%	2/28/2031	586	510
	CVS Health Corp.	5.550%	6/1/2031	370	376
	CVS Health Corp.	2.125%	9/15/2031	670	580
	CVS Health Corp.	5.300%	6/1/2033	335	333
	CVS Health Corp.	5.700%	6/1/2034	253	256
	CVS Health Corp.	4.875%	7/20/2035	100	95
	CVS Health Corp.	5.450%	9/15/2035	176	174
	CVS Health Corp.	4.780%	3/25/2038	1,022	929
	CVS Health Corp.	6.125%	9/15/2039	200	201
	CVS Health Corp.	4.125%	4/1/2040	889	734
	CVS Health Corp.	2.700%	8/21/2040	45	31
	CVS Health Corp.	5.125%	7/20/2045	525	456
	CVS Health Corp.	5.050%	3/25/2048	1,850	1,566
	CVS Health Corp.	5.625%	2/21/2053	445	400
	CVS Health Corp.	5.875%	6/1/2053	730	680
	CVS Health Corp.	6.050%	6/1/2054	85	81
	CVS Health Corp.	6.250%	9/15/2065	355	342
	Danaher Corp.	2.800%	12/10/2051	755	447
	DH Europe Finance II Sarl	3.250%	11/15/2039	80	62
	Dignity Health	4.500%	11/1/2042	25	21
[1]	Duke University Health System Inc.	3.920%	6/1/2047	315	242
	Elevance Health Inc.	3.650%	12/1/2027	74	73
	Elevance Health Inc.	5.150%	6/15/2029	486	490
	Elevance Health Inc.	2.875%	9/15/2029	285	269
	Elevance Health Inc.	2.250%	5/15/2030	105	95
	Elevance Health Inc.	2.550%	3/15/2031	500	449
	Elevance Health Inc.	4.950%	11/1/2031	220	218
	Elevance Health Inc.	4.100%	5/15/2032	237	224
	Elevance Health Inc.	4.600%	9/15/2032	528	510
	Elevance Health Inc.	5.500%	10/15/2032	500	506
	Elevance Health Inc.	4.750%	2/15/2033	789	765
	Elevance Health Inc.	5.200%	2/15/2035	225	221
	Elevance Health Inc.	5.000%	1/15/2036	268	257
	Elevance Health Inc.	5.850%	1/15/2036	210	213
	Elevance Health Inc.	4.650%	1/15/2043	60	51
	Elevance Health Inc.	4.650%	8/15/2044	340	285
	Elevance Health Inc.	4.375%	12/1/2047	415	325
	Elevance Health Inc.	3.125%	5/15/2050	272	168

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	3.600%	3/15/2051	72	48
	Elevance Health Inc.	4.550%	5/15/2052	740	580
	Elevance Health Inc.	6.100%	10/15/2052	685	668
	Elevance Health Inc.	5.125%	2/15/2053	280	239
	Elevance Health Inc.	5.700%	9/15/2055	110	102
	Elevance Health Inc.	5.850%	11/1/2064	195	181
	Eli Lilly & Co.	4.000%	10/15/2028	399	395
	Eli Lilly & Co.	3.375%	3/15/2029	810	787
	Eli Lilly & Co.	4.150%	5/20/2029	94	93
	Eli Lilly & Co.	4.750%	2/12/2030	420	421
	Eli Lilly & Co.	4.250%	3/15/2031	550	538
	Eli Lilly & Co.	4.375%	5/20/2031	332	325
	Eli Lilly & Co.	4.900%	2/12/2032	219	219
	Eli Lilly & Co.	4.550%	10/15/2032	339	332
	Eli Lilly & Co.	4.700%	2/27/2033	475	468
	Eli Lilly & Co.	4.650%	5/20/2033	293	286
	Eli Lilly & Co.	4.700%	2/9/2034	350	342
	Eli Lilly & Co.	4.600%	8/14/2034	55	53
	Eli Lilly & Co.	4.900%	10/15/2035	597	583
	Eli Lilly & Co.	4.850%	5/20/2036	350	338
	Eli Lilly & Co.	5.550%	3/15/2037	275	284
	Eli Lilly & Co.	3.950%	3/15/2049	50	38
	Eli Lilly & Co.	2.250%	5/15/2050	80	43
	Eli Lilly & Co.	4.875%	2/27/2053	315	271
	Eli Lilly & Co.	5.000%	2/9/2054	590	517
	Eli Lilly & Co.	5.050%	8/14/2054	450	397
	Eli Lilly & Co.	5.550%	10/15/2055	220	209
	Eli Lilly & Co.	5.600%	5/20/2056	400	382
	Eli Lilly & Co.	4.150%	3/15/2059	382	283
	Eli Lilly & Co.	4.950%	2/27/2063	320	270
	Eli Lilly & Co.	5.100%	2/9/2064	613	529
	Eli Lilly & Co.	5.650%	10/15/2065	116	109
	Eli Lilly & Co.	5.700%	5/20/2066	250	238
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	423	417
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10	10
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	455	467
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	215	213
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	417	431
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	380	378
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	268	256
	Gilead Sciences Inc.	4.250%	5/20/2028	250	249
	Gilead Sciences Inc.	4.400%	5/20/2029	237	235
	Gilead Sciences Inc.	4.800%	11/15/2029	50	50
	Gilead Sciences Inc.	4.600%	5/20/2031	228	224
	Gilead Sciences Inc.	5.250%	10/15/2033	210	212
	Gilead Sciences Inc.	4.900%	5/20/2034	494	483
	Gilead Sciences Inc.	5.100%	6/15/2035	100	99
	Gilead Sciences Inc.	4.000%	9/1/2036	391	350
	Gilead Sciences Inc.	2.600%	10/1/2040	435	306
	Gilead Sciences Inc.	5.650%	12/1/2041	680	670
	Gilead Sciences Inc.	4.800%	4/1/2044	346	304
	Gilead Sciences Inc.	4.500%	2/1/2045	410	345
	Gilead Sciences Inc.	4.750%	3/1/2046	333	287
	Gilead Sciences Inc.	2.800%	10/1/2050	600	361
	Gilead Sciences Inc.	5.550%	10/15/2053	150	141
	Gilead Sciences Inc.	5.500%	11/15/2054	200	187
	Gilead Sciences Inc.	5.600%	11/15/2064	175	163
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	188	186
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	200	202
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	106	103
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	715	763
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	810	784
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	735	511
	HCA Inc.	5.000%	3/1/2028	25	25
	HCA Inc.	5.200%	6/1/2028	804	810
	HCA Inc.	5.625%	9/1/2028	315	319
	HCA Inc.	5.875%	2/1/2029	421	429
	HCA Inc.	3.375%	3/15/2029	240	231
	HCA Inc.	4.125%	6/15/2029	546	535
	HCA Inc.	3.500%	9/1/2030	695	656

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.300%	11/15/2030	117	113
	HCA Inc.	5.450%	4/1/2031	560	566
	HCA Inc.	4.700%	5/15/2031	385	377
	HCA Inc.	2.375%	7/15/2031	925	814
	HCA Inc.	5.500%	3/1/2032	325	328
	HCA Inc.	3.625%	3/15/2032	300	276
	HCA Inc.	4.600%	11/15/2032	10	10
	HCA Inc.	5.000%	5/15/2033	210	205
	HCA Inc.	5.500%	6/1/2033	515	517
	HCA Inc.	5.600%	4/1/2034	565	568
	HCA Inc.	5.450%	9/15/2034	255	253
	HCA Inc.	5.750%	3/1/2035	772	778
	HCA Inc.	4.900%	11/15/2035	278	263
	HCA Inc.	5.300%	5/15/2036	350	339
	HCA Inc.	5.125%	6/15/2039	50	46
	HCA Inc.	4.375%	3/15/2042	135	112
	HCA Inc.	5.500%	6/15/2047	300	269
	HCA Inc.	5.250%	6/15/2049	626	538
	HCA Inc.	3.500%	7/15/2051	130	84
	HCA Inc.	4.625%	3/15/2052	1,075	832
	HCA Inc.	5.900%	6/1/2053	230	214
	HCA Inc.	6.000%	4/1/2054	210	198
	HCA Inc.	6.200%	3/1/2055	265	256
	HCA Inc.	5.700%	11/15/2055	295	266
	HCA Inc.	6.100%	4/1/2064	155	146
	Humana Inc.	3.700%	3/23/2029	555	538
	Humana Inc.	5.375%	4/15/2031	965	967
	Humana Inc.	5.950%	3/15/2034	360	366
	Humana Inc.	4.950%	10/1/2044	390	328
	Humana Inc.	5.500%	3/15/2053	107	93
	Humana Inc.	5.750%	4/15/2054	420	376
	Icon Investments Six DAC	5.849%	5/8/2029	200	204
[2]	Icon Investments Six DAC	5.064%	8/13/2029	53	53
[2]	Icon Investments Six DAC	5.421%	8/13/2031	300	299
[2]	Icon Investments Six DAC	5.995%	8/13/2036	200	200
	Illumina Inc.	4.950%	9/19/2029	75	75
	Illumina Inc.	4.750%	12/12/2030	150	148
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	535	408
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	470	336
[1]	Iowa Health System	3.665%	2/15/2050	155	113
	IQVIA Inc.	6.250%	2/1/2029	480	493
	Johnson & Johnson	4.950%	5/15/2033	90	91
	Johnson & Johnson	4.375%	12/5/2033	310	302
	Johnson & Johnson	5.000%	3/1/2035	800	801
	Johnson & Johnson	3.550%	3/1/2036	121	107
	Johnson & Johnson	3.625%	3/3/2037	65	57
	Johnson & Johnson	3.400%	1/15/2038	180	152
	Johnson & Johnson	2.100%	9/1/2040	85	57
	Johnson & Johnson	4.500%	9/1/2040	577	528
	Johnson & Johnson	4.500%	12/5/2043	885	794
	Johnson & Johnson	3.500%	1/15/2048	100	72
	Johnson & Johnson	2.450%	9/1/2060	1,040	535
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	285	203
	Kaiser Foundation Hospitals	4.875%	4/1/2042	230	210
	Kaiser Foundation Hospitals	4.150%	5/1/2047	50	40
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	35	23
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	845	524
	Koninklijke Philips NV	6.875%	3/11/2038	275	298
	Koninklijke Philips NV	5.000%	3/15/2042	125	111
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	200	198
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	484	455
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	50	49
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	256	248
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	99	95
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	140	121
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	320	210
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	35	22
[1]	Mayo Clinic	4.128%	11/15/2052	440	341
	McKesson Corp.	4.650%	5/30/2030	265	263
	McKesson Corp.	4.950%	5/30/2032	505	502

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKesson Corp.	5.250%	5/30/2035	370	367
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	415	331
	Medtronic Global Holdings SCA	4.250%	3/30/2028	330	329
	Medtronic Inc.	4.625%	3/15/2045	921	797
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	345	319
	Merck & Co. Inc.	3.850%	9/15/2027	225	224
	Merck & Co. Inc.	4.300%	5/22/2028	250	249
	Merck & Co. Inc.	1.900%	12/10/2028	805	759
	Merck & Co. Inc.	3.400%	3/7/2029	490	476
	Merck & Co. Inc.	3.850%	3/15/2029	414	407
	Merck & Co. Inc.	1.450%	6/24/2030	450	398
	Merck & Co. Inc.	4.150%	9/15/2030	275	268
	Merck & Co. Inc.	4.650%	5/22/2031	159	157
	Merck & Co. Inc.	2.150%	12/10/2031	100	87
	Merck & Co. Inc.	4.550%	9/15/2032	575	563
	Merck & Co. Inc.	4.450%	12/4/2032	403	391
	Merck & Co. Inc.	4.500%	5/17/2033	50	49
	Merck & Co. Inc.	4.950%	5/22/2033	238	236
	Merck & Co. Inc.	4.950%	9/15/2035	175	171
	Merck & Co. Inc.	4.750%	12/4/2035	541	517
	Merck & Co. Inc.	5.200%	5/22/2036	367	363
	Merck & Co. Inc.	3.900%	3/7/2039	340	289
	Merck & Co. Inc.	2.350%	6/24/2040	70	48
	Merck & Co. Inc.	3.600%	9/15/2042	295	228
	Merck & Co. Inc.	4.150%	5/18/2043	607	498
	Merck & Co. Inc.	4.900%	5/17/2044	200	178
	Merck & Co. Inc.	3.700%	2/10/2045	175	132
	Merck & Co. Inc.	5.500%	3/15/2046	243	231
	Merck & Co. Inc.	5.750%	5/22/2046	125	122
	Merck & Co. Inc.	4.000%	3/7/2049	315	238
	Merck & Co. Inc.	2.450%	6/24/2050	545	303
	Merck & Co. Inc.	2.750%	12/10/2051	265	154
	Merck & Co. Inc.	5.000%	5/17/2053	383	332
	Merck & Co. Inc.	5.700%	9/15/2055	148	142
	Merck & Co. Inc.	5.550%	12/4/2055	689	644
	Merck & Co. Inc.	5.850%	5/22/2056	225	219
	Merck & Co. Inc.	5.150%	5/17/2063	406	351
	Merck & Co. Inc.	5.700%	12/4/2065	398	375
	Merck Sharp & Dohme LLC	5.950%	12/1/2028	140	144
[1]	Methodist Hospital	2.705%	12/1/2050	415	243
[1]	Montefiore Obligated Group	5.246%	11/1/2048	135	106
	Mylan Inc.	4.550%	4/15/2028	530	526
	Mylan Inc.	5.200%	4/15/2048	150	121
[1]	MyMichigan Health	3.409%	6/1/2050	440	300
	New York & Presbyterian Hospital	4.024%	8/1/2045	105	84
	New York & Presbyterian Hospital	4.063%	8/1/2056	25	19
	Northwell Healthcare Inc.	4.260%	11/1/2047	320	252
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	266
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	435	256
	Novant Health Inc.	2.637%	11/1/2036	605	476
	Novant Health Inc.	3.168%	11/1/2051	214	135
	Novartis Capital Corp.	3.900%	11/5/2028	183	181
	Novartis Capital Corp.	4.100%	3/16/2029	457	451
	Novartis Capital Corp.	3.800%	9/18/2029	430	420
	Novartis Capital Corp.	4.100%	11/5/2030	875	851
	Novartis Capital Corp.	4.400%	3/18/2031	283	278
	Novartis Capital Corp.	4.000%	9/18/2031	26	25
	Novartis Capital Corp.	4.300%	11/5/2032	200	193
	Novartis Capital Corp.	4.600%	3/18/2033	575	560
	Novartis Capital Corp.	4.200%	9/18/2034	170	160
	Novartis Capital Corp.	4.600%	11/5/2035	425	406
	Novartis Capital Corp.	4.900%	3/18/2036	503	487
	Novartis Capital Corp.	5.200%	11/5/2045	522	483
	Novartis Capital Corp.	5.600%	3/18/2046	349	339
	Novartis Capital Corp.	2.750%	8/14/2050	265	160
	Novartis Capital Corp.	4.700%	9/18/2054	483	405
	Novartis Capital Corp.	5.700%	3/18/2056	594	576
[1]	NYU Langone Hospitals	5.750%	7/1/2043	100	99
[1]	NYU Langone Hospitals	4.368%	7/1/2047	555	462
	Orlando Health Obligated Group	3.327%	10/1/2050	25	17

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PeaceHealth Obligated Group	4.335%	11/15/2028	65	64
	PeaceHealth Obligated Group	4.855%	11/15/2032	58	57
	Pfizer Inc.	3.600%	9/15/2028	422	415
	Pfizer Inc.	3.450%	3/15/2029	576	560
	Pfizer Inc.	2.625%	4/1/2030	252	234
	Pfizer Inc.	4.200%	11/15/2030	264	258
	Pfizer Inc.	1.750%	8/18/2031	855	737
	Pfizer Inc.	4.500%	11/15/2032	567	550
	Pfizer Inc.	4.875%	11/15/2035	370	357
	Pfizer Inc.	4.000%	12/15/2036	205	184
	Pfizer Inc.	3.900%	3/15/2039	425	360
	Pfizer Inc.	7.200%	3/15/2039	447	508
	Pfizer Inc.	2.550%	5/28/2040	178	125
	Pfizer Inc.	4.125%	12/15/2046	673	529
	Pfizer Inc.	4.200%	9/15/2048	818	637
	Pfizer Inc.	4.000%	3/15/2049	220	166
	Pfizer Inc.	2.700%	5/28/2050	1,155	681
	Pfizer Inc.	5.600%	11/15/2055	255	242
	Pfizer Inc.	5.700%	11/15/2065	325	303
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	1,364	1,361
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	434	431
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	483	471
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	627	562
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	1,005	878
	Pharmacia LLC	6.600%	12/1/2028	340	354
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	200	186
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	225	226
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	100	73
	Quest Diagnostics Inc.	4.600%	12/15/2027	480	480
	Quest Diagnostics Inc.	4.200%	6/30/2029	35	34
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	198
	Quest Diagnostics Inc.	6.400%	11/30/2033	200	213
	Quest Diagnostics Inc.	5.000%	12/15/2034	250	243
	Quest Diagnostics Inc.	5.000%	6/30/2036	187	180
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	11	6
	Revvity Inc.	3.300%	9/15/2029	625	594
	Revvity Inc.	3.625%	3/15/2051	185	126
	Royalty Pharma plc	4.450%	3/25/2031	125	122
	Royalty Pharma plc	2.150%	9/2/2031	250	217
	Royalty Pharma plc	3.300%	9/2/2040	200	150
	Royalty Pharma plc	3.550%	9/2/2050	55	37
	Royalty Pharma plc	3.350%	9/2/2051	235	150
	Royalty Pharma plc	5.900%	9/2/2054	148	141
	Sanofi SA	3.750%	11/3/2027	133	132
	Sanofi SA	4.200%	11/3/2032	150	144
	Smith & Nephew plc	2.032%	10/14/2030	425	376
	Solventum Corp.	5.400%	3/1/2029	185	187
	Solventum Corp.	5.600%	3/23/2034	380	381
	Solventum Corp.	5.900%	4/30/2054	140	132
[1,3]	SSM Health Care Corp.	4.755%	6/1/2029	96	96
[1,3]	SSM Health Care Corp.	4.999%	6/1/2031	42	42
[1]	Stanford Health Care	3.795%	11/15/2048	180	134
	Stanford Health Care	3.027%	8/15/2051	15	9
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	660	594
	Stryker Corp.	3.650%	3/7/2028	635	626
	Stryker Corp.	4.625%	9/11/2034	516	493
	Stryker Corp.	5.200%	2/10/2035	10	10
	Stryker Corp.	4.375%	5/15/2044	335	278
	Stryker Corp.	4.625%	3/15/2046	227	192
	Stryker Corp.	2.900%	6/15/2050	140	87
	Summa Health	3.511%	11/15/2051	410	282
	Sutter Health	5.164%	8/15/2033	325	323
[1]	Sutter Health	3.161%	8/15/2040	685	519
	Sutter Health	5.547%	8/15/2053	55	52
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	905	817
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	214	212
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	445	283
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	145	88
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	565	532
	Takeda US Financing Inc.	5.200%	7/7/2035	385	376

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda US Financing Inc.	5.900%	7/7/2055	380	367
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	526	528
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	221	215
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	305	296
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	109	106
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	240	239
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	193	186
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	75	75
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	100	96
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	432	416
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	225	215
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	40	28
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	320	305
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	465	367
	Toledo Hospital	5.750%	11/15/2038	380	377
	Toledo Hospital	6.015%	11/15/2048	85	79
	Trinity Health Corp.	4.125%	12/1/2045	240	191
[1]	Trinity Health Corp.	3.434%	12/1/2048	385	278
	UnitedHealth Group Inc.	3.875%	12/15/2028	160	157
	UnitedHealth Group Inc.	4.000%	5/15/2029	423	415
	UnitedHealth Group Inc.	2.875%	8/15/2029	422	401
	UnitedHealth Group Inc.	4.800%	1/15/2030	105	105
	UnitedHealth Group Inc.	5.300%	2/15/2030	426	432
	UnitedHealth Group Inc.	2.000%	5/15/2030	1,008	910
	UnitedHealth Group Inc.	4.650%	1/15/2031	170	168
	UnitedHealth Group Inc.	4.900%	4/15/2031	356	355
	UnitedHealth Group Inc.	2.300%	5/15/2031	400	355
	UnitedHealth Group Inc.	4.950%	1/15/2032	388	386
	UnitedHealth Group Inc.	4.200%	5/15/2032	115	110
	UnitedHealth Group Inc.	5.350%	2/15/2033	300	303
	UnitedHealth Group Inc.	4.500%	4/15/2033	418	401
	UnitedHealth Group Inc.	5.000%	4/15/2034	355	348
	UnitedHealth Group Inc.	5.150%	7/15/2034	335	331
	UnitedHealth Group Inc.	5.300%	6/15/2035	341	339
	UnitedHealth Group Inc.	5.800%	3/15/2036	325	333
	UnitedHealth Group Inc.	6.625%	11/15/2037	425	461
	UnitedHealth Group Inc.	6.875%	2/15/2038	202	223
	UnitedHealth Group Inc.	3.500%	8/15/2039	100	80
	UnitedHealth Group Inc.	5.700%	10/15/2040	35	35
	UnitedHealth Group Inc.	5.950%	2/15/2041	631	638
	UnitedHealth Group Inc.	3.050%	5/15/2041	422	307
	UnitedHealth Group Inc.	4.625%	11/15/2041	569	497
	UnitedHealth Group Inc.	4.375%	3/15/2042	270	228
	UnitedHealth Group Inc.	3.950%	10/15/2042	258	206
	UnitedHealth Group Inc.	4.250%	3/15/2043	25	21
	UnitedHealth Group Inc.	5.500%	7/15/2044	438	414
	UnitedHealth Group Inc.	4.750%	7/15/2045	381	326
	UnitedHealth Group Inc.	4.200%	1/15/2047	386	302
	UnitedHealth Group Inc.	4.250%	4/15/2047	519	409
	UnitedHealth Group Inc.	3.750%	10/15/2047	200	145
	UnitedHealth Group Inc.	4.450%	12/15/2048	950	759
	UnitedHealth Group Inc.	3.700%	8/15/2049	280	197
	UnitedHealth Group Inc.	3.250%	5/15/2051	100	64
	UnitedHealth Group Inc.	5.875%	2/15/2053	143	137
	UnitedHealth Group Inc.	5.050%	4/15/2053	762	653
	UnitedHealth Group Inc.	5.375%	4/15/2054	25	22
	UnitedHealth Group Inc.	5.625%	7/15/2054	215	200
	UnitedHealth Group Inc.	5.950%	6/15/2055	650	637
	UnitedHealth Group Inc.	3.875%	8/15/2059	75	51
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,015	983
	UnitedHealth Group Inc.	5.500%	4/15/2064	215	191
	UnitedHealth Group Inc.	5.750%	7/15/2064	315	291
	Universal Health Services Inc.	4.625%	10/15/2029	115	113
	Universal Health Services Inc.	5.500%	9/1/2031	75	75
	Universal Health Services Inc.	2.650%	1/15/2032	250	217
	UPMC	5.035%	5/15/2033	25	25
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	200	164
	Viatris Inc.	2.700%	6/22/2030	435	395
	Viatris Inc.	3.850%	6/22/2040	251	192
	Viatris Inc.	4.000%	6/22/2050	350	235

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	120	74
	Wyeth LLC	6.000%	2/15/2036	754	784
	Wyeth LLC	5.950%	4/1/2037	357	368
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	190	107
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	559	495
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	200	196
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	197	196
	Zoetis Inc.	3.000%	9/12/2027	490	483
	Zoetis Inc.	4.150%	8/17/2028	216	214
	Zoetis Inc.	5.000%	8/17/2035	394	381
	Zoetis Inc.	4.700%	2/1/2043	245	211
	Zoetis Inc.	3.000%	5/15/2050	305	189
					190,423
Industrials (6.7%)
	3M Co.	2.875%	10/15/2027	379	372
[1]	3M Co.	3.625%	9/14/2028	525	515
	3M Co.	2.375%	8/26/2029	871	814
	3M Co.	4.800%	3/15/2030	200	200
	3M Co.	3.050%	4/15/2030	215	202
[1]	3M Co.	4.000%	9/14/2048	788	592
	3M Co.	3.700%	4/15/2050	141	99
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	180	160
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	432	381
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	29	28
[1]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	150	146
[1]	American Airlines Pass-Through Trust Class A Series 2026-2	5.700%	2/20/2039	350	350
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	118	115
	Amphenol Corp.	3.800%	11/15/2027	150	149
	Amphenol Corp.	4.375%	6/12/2028	300	299
	Amphenol Corp.	3.900%	11/15/2028	331	326
	Amphenol Corp.	5.050%	4/5/2029	100	101
	Amphenol Corp.	4.350%	6/1/2029	197	195
	Amphenol Corp.	4.125%	11/15/2030	267	259
	Amphenol Corp.	2.200%	9/15/2031	738	647
	Amphenol Corp.	4.400%	2/15/2033	382	365
	Amphenol Corp.	4.625%	2/15/2036	610	573
	Amphenol Corp.	5.375%	11/15/2054	225	207
	Amphenol Corp.	5.300%	11/15/2055	495	449
	Boeing Co.	3.250%	2/1/2028	260	255
	Boeing Co.	3.200%	3/1/2029	500	481
	Boeing Co.	6.298%	5/1/2029	280	289
	Boeing Co.	5.150%	5/1/2030	70	70
	Boeing Co.	3.625%	2/1/2031	741	698
	Boeing Co.	6.388%	5/1/2031	865	907
	Boeing Co.	3.600%	5/1/2034	200	177
	Boeing Co.	6.528%	5/1/2034	467	498
	Boeing Co.	3.250%	2/1/2035	430	365
	Boeing Co.	6.625%	2/15/2038	75	80
	Boeing Co.	3.550%	3/1/2038	350	285
	Boeing Co.	6.875%	3/15/2039	531	578
	Boeing Co.	5.705%	5/1/2040	517	508
	Boeing Co.	3.375%	6/15/2046	327	222
	Boeing Co.	3.850%	11/1/2048	160	114
	Boeing Co.	3.900%	5/1/2049	870	622
	Boeing Co.	3.750%	2/1/2050	444	309
	Boeing Co.	5.805%	5/1/2050	387	365
	Boeing Co.	6.858%	5/1/2054	660	706
	Boeing Co.	3.950%	8/1/2059	100	67
	Boeing Co.	5.930%	5/1/2060	543	508
	Boeing Co.	7.008%	5/1/2064	525	566
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	152	143
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	30	28
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	38	33
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	840	781
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	70	60
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	60	48
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	25	19
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	870	681
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	50	39

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	860	598
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	190	119
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	30	20
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	875	520
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	40	36
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	65	60
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	94	88
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	330	320
	Canadian National Railway Co.	4.350%	5/12/2029	125	124
	Canadian National Railway Co.	4.200%	3/12/2031	300	291
	Canadian National Railway Co.	4.750%	11/12/2035	234	225
	Canadian National Railway Co.	4.950%	5/12/2036	300	292
	Canadian National Railway Co.	4.450%	1/20/2049	555	453
	Canadian National Railway Co.	2.450%	5/1/2050	550	309
	Canadian Pacific Railway Co.	4.000%	6/1/2028	15	15
	Canadian Pacific Railway Co.	4.000%	3/15/2029	115	113
	Canadian Pacific Railway Co.	4.800%	3/30/2030	803	800
	Canadian Pacific Railway Co.	2.450%	12/2/2031	75	66
	Canadian Pacific Railway Co.	5.200%	3/30/2035	416	413
	Canadian Pacific Railway Co.	4.950%	8/15/2045	25	22
	Canadian Pacific Railway Co.	3.100%	12/2/2051	1,405	878
	Canadian Pacific Railway Co.	4.200%	11/15/2069	640	452
	Carrier Global Corp.	5.900%	3/15/2034	380	392
	Carrier Global Corp.	3.377%	4/5/2040	970	753
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	136	135
[1]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	200	199
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	175	174
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	255	251
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	450	441
[1]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	250	247
[1]	Caterpillar Financial Services Corp.	4.650%	8/14/2029	250	249
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	115	112
[1]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	223	219
	Caterpillar Inc.	1.900%	3/12/2031	335	296
	Caterpillar Inc.	5.200%	5/15/2035	905	903
	Caterpillar Inc.	6.050%	8/15/2036	210	223
	Caterpillar Inc.	3.250%	9/19/2049	20	13
	Caterpillar Inc.	3.250%	4/9/2050	70	47
	Caterpillar Inc.	4.750%	5/15/2064	566	472
	CNH Industrial Capital LLC	4.500%	10/8/2027	300	300
	CNH Industrial Capital LLC	4.750%	3/21/2028	160	160
	CNH Industrial Capital LLC	4.550%	4/10/2028	260	259
	CNH Industrial Capital LLC	5.500%	1/12/2029	250	253
	CNH Industrial Capital LLC	5.100%	4/20/2029	95	95
	CNH Industrial Capital LLC	4.500%	10/16/2030	323	314
	CNH Industrial Capital LLC	4.375%	3/7/2031	240	232
	CNH Industrial Capital LLC	4.950%	6/25/2031	130	128
[1]	CNH Industrial NV	3.850%	11/15/2027	645	639
	CSX Corp.	4.250%	3/15/2029	361	357
	CSX Corp.	2.400%	2/15/2030	500	462
	CSX Corp.	4.100%	11/15/2032	200	191
	CSX Corp.	5.050%	6/15/2035	273	268
	CSX Corp.	6.150%	5/1/2037	460	485
	CSX Corp.	3.800%	11/1/2046	500	373
	CSX Corp.	4.300%	3/1/2048	100	80
	CSX Corp.	3.950%	5/1/2050	100	74
	CSX Corp.	4.500%	11/15/2052	275	221
	CSX Corp.	4.900%	3/15/2055	755	643
	CSX Corp.	4.250%	11/1/2066	505	368
	CSX Corp.	4.650%	3/1/2068	50	39
	Cummins Inc.	4.250%	5/9/2028	75	75
	Cummins Inc.	4.700%	2/15/2031	320	318
	Cummins Inc.	5.150%	2/20/2034	200	199
	Cummins Inc.	5.300%	5/9/2035	300	299
	Cummins Inc.	4.875%	10/1/2043	499	452
[2]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	200	200
	Deere & Co.	7.125%	3/3/2031	100	109
	Deere & Co.	5.450%	1/16/2035	180	183
	Deere & Co.	5.700%	1/19/2055	284	279
	Deere Funding Canada Corp.	4.150%	10/9/2030	329	320

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere Funding Canada Corp.	4.850%	7/15/2031	71	71
	Delta Air Lines Inc.	4.950%	7/10/2028	215	215
[2]	Delta Air Lines Inc.	4.750%	10/20/2028	450	449
	Delta Air Lines Inc.	5.250%	7/10/2030	179	179
	Dover Corp.	5.375%	10/15/2035	200	200
	Eaton Corp.	3.850%	3/6/2028	250	247
	Eaton Corp.	3.950%	3/6/2029	99	97
	Eaton Corp.	4.200%	3/6/2031	332	321
	Eaton Corp.	4.000%	11/2/2032	200	190
[1]	Eaton Corp.	4.150%	3/15/2033	600	570
	Eaton Corp.	4.800%	3/6/2036	320	306
	Eaton Corp.	4.150%	11/2/2042	10	8
	Eaton Corp.	5.450%	3/6/2056	100	93
	Embraer Netherlands Finance BV	5.980%	2/11/2035	304	311
	Embraer Netherlands Finance BV	5.400%	1/9/2038	260	250
	Emerson Electric Co.	1.800%	10/15/2027	120	117
	Emerson Electric Co.	2.200%	12/21/2031	270	236
	Emerson Electric Co.	5.000%	3/15/2035	300	295
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	101	86
[1]	FedEx Corp.	4.900%	1/15/2034	335	326
[1]	FedEx Corp.	5.250%	5/15/2050	550	489
[2]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	182	178
[2]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	288	280
[2]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	123	118
[2]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	152	144
	Flowserve Corp.	3.500%	10/1/2030	15	14
	Flowserve Corp.	5.700%	5/15/2036	125	123
	Fortive Corp.	4.750%	5/15/2031	100	98
	Fortive Corp.	4.300%	6/15/2046	365	287
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	123	115
	GE Vernova Inc.	4.250%	2/4/2031	257	250
	GE Vernova Inc.	4.875%	2/4/2036	356	342
	GE Vernova Inc.	5.500%	2/4/2056	258	239
	General Dynamics Corp.	2.625%	11/15/2027	250	245
	General Dynamics Corp.	3.625%	4/1/2030	920	883
	General Dynamics Corp.	4.950%	8/15/2035	72	70
	General Dynamics Corp.	2.850%	6/1/2041	160	115
	General Electric Co.	4.300%	7/29/2030	565	554
[1]	General Electric Co.	6.750%	3/15/2032	50	54
	General Electric Co.	4.900%	1/29/2036	341	332
[1]	General Electric Co.	5.875%	1/14/2038	310	321
	General Electric Co.	4.350%	5/1/2050	135	110
	GXO Logistics Inc.	2.650%	7/15/2031	695	614
	HEICO Corp.	5.250%	8/1/2028	240	242
	HEICO Corp.	4.950%	8/1/2031	102	101
	HEICO Corp.	5.350%	8/1/2033	120	120
	HEICO Corp.	5.400%	8/1/2036	57	56
	Hexcel Corp.	4.900%	5/15/2031	67	66
	Honeywell Aerospace Inc.	3.900%	3/16/2028	99	98
	Honeywell Aerospace Inc.	4.000%	3/16/2029	120	118
	Honeywell Aerospace Inc.	4.300%	3/16/2031	820	797
	Honeywell Aerospace Inc.	4.600%	3/16/2033	540	522
	Honeywell Aerospace Inc.	4.950%	3/16/2036	998	958
	Honeywell Aerospace Inc.	5.622%	3/16/2046	250	238
	Honeywell Aerospace Inc.	5.732%	3/16/2056	900	855
	Honeywell Aerospace Inc.	5.852%	3/16/2066	40	38
	Honeywell International Inc.	2.700%	8/15/2029	30	28
	Honeywell International Inc.	1.750%	9/1/2031	930	798
	Honeywell International Inc.	5.000%	3/1/2035	156	153
	Honeywell International Inc.	2.800%	6/1/2050	760	464
	Howmet Aerospace Inc.	4.850%	10/15/2031	610	604
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	147
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	491	495
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	400	404
	IDEX Corp.	3.000%	5/1/2030	118	110
	IDEX Corp.	2.625%	6/15/2031	565	505
	Illinois Tool Works Inc.	4.650%	8/13/2029	168	168
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	69
	Illinois Tool Works Inc.	3.900%	9/1/2042	225	181
	Ingersoll Rand Inc.	5.176%	6/15/2029	350	354

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingersoll Rand Inc.	5.700%	6/15/2054	260	247
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	207	210
	Jacobs Solutions Inc.	4.750%	3/3/2031	100	98
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	58	54
[1]	John Deere Capital Corp.	4.150%	9/15/2027	15	15
[1]	John Deere Capital Corp.	4.750%	1/20/2028	490	492
[1]	John Deere Capital Corp.	4.900%	3/3/2028	241	243
[1]	John Deere Capital Corp.	4.250%	6/5/2028	493	491
[1]	John Deere Capital Corp.	4.950%	7/14/2028	200	202
[1]	John Deere Capital Corp.	4.125%	1/18/2029	261	258
[1]	John Deere Capital Corp.	3.450%	3/7/2029	200	195
[1]	John Deere Capital Corp.	3.900%	3/9/2029	218	214
[1]	John Deere Capital Corp.	3.350%	4/18/2029	55	53
[1]	John Deere Capital Corp.	4.400%	6/15/2029	86	85
[1]	John Deere Capital Corp.	2.800%	7/18/2029	345	328
[1]	John Deere Capital Corp.	2.450%	1/9/2030	286	266
[1]	John Deere Capital Corp.	4.550%	6/5/2030	220	218
[1]	John Deere Capital Corp.	4.375%	10/15/2030	420	413
	John Deere Capital Corp.	1.450%	1/15/2031	305	264
[1]	John Deere Capital Corp.	4.900%	3/7/2031	330	330
[1]	John Deere Capital Corp.	4.200%	3/10/2031	77	75
[1]	John Deere Capital Corp.	4.375%	4/15/2031	175	171
	John Deere Capital Corp.	4.400%	9/8/2031	570	557
[1]	John Deere Capital Corp.	3.900%	6/7/2032	270	256
[1]	John Deere Capital Corp.	5.150%	9/8/2033	210	211
[1]	John Deere Capital Corp.	5.100%	4/11/2034	25	25
[1]	John Deere Capital Corp.	5.050%	6/12/2034	200	199
[1]	Johnson Controls International plc	4.950%	7/2/2064	195	161
	Kennametal Inc.	5.800%	5/28/2036	63	62
	Keysight Technologies Inc.	4.950%	10/15/2034	170	164
	L3Harris Technologies Inc.	5.050%	6/1/2029	670	674
	L3Harris Technologies Inc.	5.250%	6/1/2031	750	755
	L3Harris Technologies Inc.	5.350%	6/1/2034	200	199
	L3Harris Technologies Inc.	5.600%	7/31/2053	190	178
	L3Harris Technologies Inc.	5.500%	8/15/2054	175	162
	Lockheed Martin Corp.	4.450%	5/15/2028	334	334
	Lockheed Martin Corp.	4.150%	8/15/2028	50	50
	Lockheed Martin Corp.	4.500%	2/15/2029	250	249
	Lockheed Martin Corp.	1.850%	6/15/2030	50	45
	Lockheed Martin Corp.	4.400%	8/15/2030	345	340
	Lockheed Martin Corp.	4.700%	12/15/2031	100	99
	Lockheed Martin Corp.	5.250%	1/15/2033	345	351
	Lockheed Martin Corp.	4.750%	2/15/2034	465	453
	Lockheed Martin Corp.	5.000%	8/15/2035	155	152
	Lockheed Martin Corp.	5.720%	6/1/2040	75	76
	Lockheed Martin Corp.	3.800%	3/1/2045	484	371
	Lockheed Martin Corp.	4.700%	5/15/2046	858	737
	Lockheed Martin Corp.	2.800%	6/15/2050	25	15
	Lockheed Martin Corp.	4.090%	9/15/2052	30	23
	Lockheed Martin Corp.	4.150%	6/15/2053	360	273
	Lockheed Martin Corp.	5.700%	11/15/2054	70	67
	Lockheed Martin Corp.	5.200%	2/15/2055	302	271
	Lockheed Martin Corp.	5.900%	11/15/2063	500	490
	MasTec Inc.	5.850%	9/30/2036	150	148
	Norfolk Southern Corp.	5.050%	8/1/2030	250	251
	Norfolk Southern Corp.	4.450%	3/1/2033	225	217
	Norfolk Southern Corp.	5.100%	5/1/2035	597	588
	Norfolk Southern Corp.	4.450%	6/15/2045	685	566
	Norfolk Southern Corp.	4.650%	1/15/2046	325	274
	Norfolk Southern Corp.	4.150%	2/28/2048	215	167
	Norfolk Southern Corp.	3.050%	5/15/2050	215	134
	Norfolk Southern Corp.	2.900%	8/25/2051	30	18
	Norfolk Southern Corp.	4.050%	8/15/2052	150	111
	Norfolk Southern Corp.	5.350%	8/1/2054	405	366
	Norfolk Southern Corp.	3.155%	5/15/2055	380	231
	Norfolk Southern Corp.	5.950%	3/15/2064	200	194
	Norfolk Southern Corp.	4.100%	5/15/2121	25	17
	Northrop Grumman Corp.	3.250%	1/15/2028	983	965
	Northrop Grumman Corp.	4.650%	7/15/2030	385	382
	Northrop Grumman Corp.	4.700%	3/15/2033	200	195

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	5.250%	7/15/2035	100	99
	Northrop Grumman Corp.	4.750%	6/1/2043	280	247
	Northrop Grumman Corp.	4.030%	10/15/2047	742	566
	Northrop Grumman Corp.	5.250%	5/1/2050	955	860
	Northrop Grumman Corp.	4.950%	3/15/2053	27	23
	Northrop Grumman Corp.	5.200%	6/1/2054	90	80
	nVent Finance Sarl	4.550%	4/15/2028	200	199
	Otis Worldwide Corp.	5.250%	8/16/2028	85	86
	Otis Worldwide Corp.	4.488%	5/7/2029	250	248
	Otis Worldwide Corp.	2.565%	2/15/2030	398	367
	Otis Worldwide Corp.	5.125%	11/19/2031	200	201
	Otis Worldwide Corp.	5.131%	9/4/2035	28	27
	Otis Worldwide Corp.	3.112%	2/15/2040	310	231
	PACCAR Financial Corp.	4.000%	8/8/2028	450	446
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	413	408
[1]	PACCAR Financial Corp.	3.900%	2/5/2029	178	175
[1]	PACCAR Financial Corp.	4.300%	6/18/2029	107	106
	PACCAR Financial Corp.	4.000%	9/26/2029	35	34
	PACCAR Financial Corp.	4.550%	5/8/2030	75	75
[1]	PACCAR Financial Corp.	4.850%	8/10/2031	71	71
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	215	213
	Parker-Hannifin Corp.	4.250%	9/15/2027	87	87
	Parker-Hannifin Corp.	3.250%	6/14/2029	25	24
	Parker-Hannifin Corp.	4.500%	9/15/2029	605	600
	Parker-Hannifin Corp.	4.100%	3/1/2047	50	39
	Parker-Hannifin Corp.	4.000%	6/14/2049	560	423
	Pentair Finance Sarl	4.500%	7/1/2029	315	310
	Regal Rexnord Corp.	6.050%	4/15/2028	320	325
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	870	896
	Regal Rexnord Corp.	6.400%	4/15/2033	481	499
	Republic Services Inc.	3.950%	5/15/2028	225	223
	Republic Services Inc.	4.875%	4/1/2029	235	236
	Republic Services Inc.	4.750%	7/15/2030	262	261
	Republic Services Inc.	1.450%	2/15/2031	50	43
	Republic Services Inc.	4.750%	7/15/2031	112	111
	Republic Services Inc.	1.750%	2/15/2032	584	493
	Republic Services Inc.	5.000%	12/15/2033	295	293
	Republic Services Inc.	5.000%	4/1/2034	91	90
	Republic Services Inc.	5.150%	3/15/2035	21	21
	Republic Services Inc.	5.000%	7/15/2036	92	89
	Republic Services Inc.	3.050%	3/1/2050	200	128
	Rockwell Automation Inc.	1.750%	8/15/2031	165	142
	Rockwell Automation Inc.	4.200%	3/1/2049	345	275
	RTX Corp.	4.125%	11/16/2028	235	232
	RTX Corp.	6.000%	3/15/2031	665	692
	RTX Corp.	1.900%	9/1/2031	253	219
	RTX Corp.	5.150%	2/27/2033	606	606
	RTX Corp.	6.100%	3/15/2034	200	210
	RTX Corp.	6.050%	6/1/2036	405	425
	RTX Corp.	6.125%	7/15/2038	290	303
	RTX Corp.	5.700%	4/15/2040	75	75
	RTX Corp.	4.875%	10/15/2040	271	250
	RTX Corp.	4.700%	12/15/2041	227	203
	RTX Corp.	4.500%	6/1/2042	523	453
	RTX Corp.	4.800%	12/15/2043	425	375
	RTX Corp.	4.150%	5/15/2045	340	271
	RTX Corp.	3.750%	11/1/2046	335	248
	RTX Corp.	4.350%	4/15/2047	285	230
	RTX Corp.	4.050%	5/4/2047	508	391
	RTX Corp.	4.625%	11/16/2048	620	515
	RTX Corp.	2.820%	9/1/2051	15	9
	RTX Corp.	5.375%	2/27/2053	240	220
	RTX Corp.	6.400%	3/15/2054	315	330
[1]	Ryder System Inc.	5.250%	6/1/2028	540	544
	Ryder System Inc.	6.300%	12/1/2028	200	206
[1]	Ryder System Inc.	4.850%	6/15/2030	50	50
	Ryder System Inc.	4.300%	12/1/2030	100	97
	Ryder System Inc.	5.000%	9/15/2031	200	198
	Ryder System Inc.	6.600%	12/1/2033	300	321
	Southwest Airlines Co.	4.375%	11/15/2028	100	99

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	5.250%	11/15/2035	195	184
	Teledyne Technologies Inc.	2.750%	4/1/2031	240	217
	Textron Inc.	2.450%	3/15/2031	625	560
	Textron Inc.	6.100%	11/15/2033	65	67
	Textron Inc.	4.950%	3/15/2036	50	48
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	550	537
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	325	267
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	35	35
	Trimble Inc.	4.900%	6/15/2028	465	464
	Triton Container International Ltd.	3.250%	3/15/2032	284	251
	Triton Container International Ltd.	5.150%	2/15/2033	170	164
	Tyco Electronics Group SA	4.500%	2/9/2031	100	98
	Tyco Electronics Group SA	4.875%	2/9/2036	188	179
	Tyco Electronics Group SA	7.125%	10/1/2037	132	148
	Union Pacific Corp.	3.950%	9/10/2028	160	158
	Union Pacific Corp.	3.700%	3/1/2029	27	26
	Union Pacific Corp.	2.400%	2/5/2030	70	65
	Union Pacific Corp.	2.375%	5/20/2031	344	308
	Union Pacific Corp.	2.800%	2/14/2032	845	759
	Union Pacific Corp.	4.500%	1/20/2033	75	73
	Union Pacific Corp.	5.100%	2/20/2035	114	113
	Union Pacific Corp.	2.891%	4/6/2036	855	704
	Union Pacific Corp.	3.600%	9/15/2037	487	415
[1]	Union Pacific Corp.	3.550%	8/15/2039	623	509
	Union Pacific Corp.	4.050%	11/15/2045	35	27
	Union Pacific Corp.	3.250%	2/5/2050	1,285	844
	Union Pacific Corp.	3.799%	10/1/2051	60	43
	Union Pacific Corp.	3.500%	2/14/2053	35	23
	Union Pacific Corp.	5.600%	12/1/2054	475	450
	Union Pacific Corp.	3.950%	8/15/2059	95	67
	Union Pacific Corp.	3.839%	3/20/2060	150	102
	Union Pacific Corp.	2.973%	9/16/2062	300	165
	Union Pacific Corp.	3.750%	2/5/2070	590	382
	Union Pacific Corp.	3.799%	4/6/2071	45	29
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	35	36
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	311	317
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	42	41
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	258	247
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	201	201
	United Parcel Service Inc.	3.050%	11/15/2027	620	610
	United Parcel Service Inc.	4.650%	10/15/2030	50	50
	United Parcel Service Inc.	4.850%	8/15/2031	357	356
	United Parcel Service Inc.	4.875%	3/3/2033	335	334
	United Parcel Service Inc.	5.250%	5/14/2035	202	202
	United Parcel Service Inc.	6.200%	1/15/2038	405	428
	United Parcel Service Inc.	4.875%	11/15/2040	60	55
	United Parcel Service Inc.	3.625%	10/1/2042	260	201
	United Parcel Service Inc.	3.750%	11/15/2047	420	306
	United Parcel Service Inc.	5.300%	4/1/2050	45	41
	United Parcel Service Inc.	5.050%	3/3/2053	610	528
	United Parcel Service Inc.	5.500%	5/22/2054	450	416
	United Parcel Service Inc.	5.950%	5/14/2055	140	138
	United Parcel Service Inc.	5.600%	5/22/2064	115	106
	United Parcel Service Inc.	6.050%	5/14/2065	340	333
	Valmont Industries Inc.	5.000%	10/1/2044	575	503
	Veralto Corp.	4.850%	1/15/2032	200	197
	Vertiv Holdings Co.	4.850%	3/15/2036	229	217
	Vertiv Holdings Co.	5.650%	3/15/2046	135	126
	Vertiv Holdings Co.	5.800%	3/15/2056	188	176
	Vertiv Holdings Co.	5.950%	3/15/2066	50	46
	Waste Connections Inc.	2.600%	2/1/2030	610	567
	Waste Connections Inc.	3.200%	6/1/2032	220	199
	Waste Connections Inc.	4.200%	1/15/2033	370	351
	Waste Connections Inc.	5.250%	9/1/2035	29	29
	Waste Connections Inc.	4.800%	7/15/2036	759	722
	Waste Connections Inc.	2.950%	1/15/2052	240	147
	Waste Management Inc.	1.150%	3/15/2028	780	741
	Waste Management Inc.	4.500%	3/15/2028	451	451
	Waste Management Inc.	4.875%	2/15/2029	450	452
	Waste Management Inc.	1.500%	3/15/2031	148	128

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Waste Management Inc.	4.950%	7/3/2031	48	48
Waste Management Inc.	4.875%	2/15/2034	235	232
Waste Management Inc.	2.950%	6/1/2041	50	36
Waste Management Inc.	5.350%	10/15/2054	790	730
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	55	55
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	50
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	105	105
WW Grainger Inc.	3.750%	5/15/2046	490	371
Xylem Inc.	1.950%	1/30/2028	407	392
Xylem Inc.	5.200%	6/1/2033	59	59
Xylem Inc.	5.450%	6/1/2036	58	58
				113,494
Materials (2.9%)
Air Products and Chemicals Inc.	4.900%	10/11/2032	25	25
Air Products and Chemicals Inc.	4.800%	3/3/2033	530	524
Air Products and Chemicals Inc.	4.850%	2/8/2034	90	88
Air Products and Chemicals Inc.	2.700%	5/15/2040	95	68
Air Products and Chemicals Inc.	2.800%	5/15/2050	140	84
Albemarle Corp.	5.050%	6/1/2032	158	155
Amcor Finance USA Inc.	4.500%	5/15/2028	255	254
Amcor Finance USA Inc.	5.625%	5/26/2033	225	227
Amcor Flexibles North America Inc.	4.800%	3/17/2028	160	160
Amcor Flexibles North America Inc.	4.250%	3/8/2029	250	246
Amcor Flexibles North America Inc.	5.100%	3/17/2030	126	126
Amcor Flexibles North America Inc.	5.125%	3/12/2036	431	415
Amcor Group Finance plc	5.450%	5/23/2029	200	203
Amrize Finance US LLC	4.700%	4/7/2028	87	87
Amrize Finance US LLC	4.950%	4/7/2030	422	421
Amrize Finance US LLC	5.400%	4/7/2035	800	792
Amrize Finance US LLC	7.125%	7/15/2036	175	193
Amrize Finance US LLC	4.750%	9/22/2046	40	34
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	450	425
AptarGroup Inc.	4.750%	3/30/2031	119	117
ArcelorMittal SA	6.550%	11/29/2027	65	66
ArcelorMittal SA	4.250%	7/16/2029	500	491
ArcelorMittal SA	6.800%	11/29/2032	368	398
ArcelorMittal SA	6.000%	6/17/2034	100	103
ArcelorMittal SA	5.375%	5/19/2036	200	195
ArcelorMittal SA	6.350%	6/17/2054	290	298
Barrick Mining Corp.	5.250%	4/1/2042	35	33
Barrick North America Finance LLC	5.750%	5/1/2043	500	484
Berry Global Inc.	5.500%	4/15/2028	200	202
Berry Global Inc.	5.650%	1/15/2034	465	468
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	625	627
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	418	423
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	355	356
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	120	120
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	450	439
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	25	21
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	1,125	1,025
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	95	90
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	130	126
Cabot Corp.	4.950%	8/15/2029	75	75
Carlisle Cos. Inc.	2.750%	3/1/2030	311	288
Carlisle Cos. Inc.	5.250%	9/15/2035	24	23
Carlisle Cos. Inc.	5.550%	9/15/2040	220	211
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	85	84
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	70	60
Cemex SAB de CV	5.750%	6/5/2036	367	358
CF Industries Inc.	5.150%	3/15/2034	475	465
CF Industries Inc.	5.300%	11/26/2035	400	389
CF Industries Inc.	5.375%	3/15/2044	130	120
CRH America Finance Inc.	4.400%	2/9/2031	207	201
CRH America Finance Inc.	5.500%	1/9/2035	565	564
CRH America Finance Inc.	5.000%	2/9/2036	250	239
CRH America Finance Inc.	5.600%	2/9/2056	150	139
CRH SMW Finance DAC	5.125%	1/9/2030	385	387
Dow Chemical Co.	4.800%	11/30/2028	400	400
Dow Chemical Co.	4.250%	10/1/2034	175	158

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	5.250%	11/15/2041	220	196
	Dow Chemical Co.	4.625%	10/1/2044	610	487
	Dow Chemical Co.	5.550%	11/30/2048	168	147
	Dow Chemical Co.	3.600%	11/15/2050	225	146
	Dow Chemical Co.	6.900%	5/15/2053	280	292
	Dow Chemical Co.	5.600%	2/15/2054	235	205
	Dow Chemical Co.	5.950%	3/15/2055	125	115
[2]	DuPont de Nemours Inc.	4.725%	11/15/2028	77	77
	DuPont de Nemours Inc.	5.319%	11/15/2038	50	48
	Eagle Materials Inc.	5.000%	3/15/2036	28	26
	Eastman Chemical Co.	5.000%	8/1/2029	500	500
	Eastman Chemical Co.	4.500%	2/20/2031	235	228
	Eastman Chemical Co.	5.625%	2/20/2034	275	275
	Eastman Chemical Co.	4.650%	10/15/2044	230	191
	Ecolab Inc.	4.600%	6/15/2029	208	207
	Ecolab Inc.	1.300%	1/30/2031	350	300
	Ecolab Inc.	4.800%	6/15/2031	810	804
	Ecolab Inc.	5.150%	6/15/2033	330	328
	Ecolab Inc.	5.000%	9/1/2035	150	146
	Ecolab Inc.	5.350%	6/15/2036	476	472
	Ecolab Inc.	3.950%	12/1/2047	65	50
	Ecolab Inc.	2.125%	8/15/2050	35	18
	Ecolab Inc.	2.750%	8/18/2055	310	175
	EIDP Inc.	2.300%	7/15/2030	500	451
	EIDP Inc.	5.125%	5/15/2032	350	345
	Freeport-McMoRan Inc.	4.250%	3/1/2030	465	454
	Freeport-McMoRan Inc.	5.450%	3/15/2043	690	648
	Gerdau Trade Inc.	5.750%	6/9/2035	139	140
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	202	173
	International Paper Co.	5.000%	9/15/2035	55	53
	International Paper Co.	6.000%	11/15/2041	125	124
	International Paper Co.	5.150%	5/15/2046	115	100
	International Paper Co.	4.350%	8/15/2048	610	469
	Linde Inc.	1.100%	8/10/2030	735	639
	LYB International Finance III LLC	2.250%	10/1/2030	660	588
	LYB International Finance III LLC	5.500%	3/1/2034	150	148
	LYB International Finance III LLC	6.150%	5/15/2035	140	142
	LYB International Finance III LLC	3.375%	10/1/2040	40	29
	LYB International Finance III LLC	4.200%	10/15/2049	228	162
	LYB International Finance III LLC	4.200%	5/1/2050	460	327
	LYB International Finance III LLC	3.625%	4/1/2051	1,088	702
	Martin Marietta Materials Inc.	4.850%	8/15/2029	63	63
	Martin Marietta Materials Inc.	5.200%	1/30/2032	86	86
	Martin Marietta Materials Inc.	5.400%	1/30/2034	125	125
	Martin Marietta Materials Inc.	5.150%	12/1/2034	483	473
	Martin Marietta Materials Inc.	5.625%	8/15/2036	146	146
	Martin Marietta Materials Inc.	3.200%	7/15/2051	475	298
	Martin Marietta Materials Inc.	6.375%	8/15/2056	142	145
	Mosaic Co.	4.350%	1/15/2029	122	120
	Mosaic Co.	4.600%	11/15/2030	125	122
	Mosaic Co.	5.350%	8/17/2031	200	199
	Mosaic Co.	5.450%	11/15/2033	50	50
	Mosaic Co.	5.650%	1/15/2034	250	247
	Mosaic Co.	5.900%	8/17/2036	250	246
	Mosaic Co.	5.625%	11/15/2043	215	198
	NewMarket Corp.	2.700%	3/18/2031	150	135
	Newmont Corp.	5.350%	3/15/2034	882	887
[1]	Newmont Corp.	5.875%	4/1/2035	375	388
	Newmont Corp.	5.450%	6/9/2044	305	292
	Nucor Corp.	3.950%	5/1/2028	100	99
	Nucor Corp.	5.100%	6/1/2035	50	49
	Nucor Corp.	4.400%	5/1/2048	140	115
	Nutrien Ltd.	4.200%	4/1/2029	502	494
	Nutrien Ltd.	2.950%	5/13/2030	200	186
	Nutrien Ltd.	4.850%	5/29/2031	125	124
	Nutrien Ltd.	5.250%	3/12/2032	89	89
	Nutrien Ltd.	5.350%	5/29/2036	75	73
	Nutrien Ltd.	6.125%	1/15/2041	90	92
	Nutrien Ltd.	5.250%	1/15/2045	412	373
	Nutrien Ltd.	5.800%	3/27/2053	655	623

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Packaging Corp. of America	3.400%	12/15/2027	200	197
	Packaging Corp. of America	5.700%	12/1/2033	295	301
	Packaging Corp. of America	5.200%	8/15/2035	53	52
	PPG Industries Inc.	3.750%	3/15/2028	425	419
	PPG Industries Inc.	4.375%	3/15/2031	277	269
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	325	341
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	180	106
	Rio Tinto Finance USA plc	4.500%	3/14/2028	134	134
	Rio Tinto Finance USA plc	4.875%	3/14/2030	265	265
	Rio Tinto Finance USA plc	5.000%	3/14/2032	83	83
	Rio Tinto Finance USA plc	5.000%	3/9/2033	235	233
	Rio Tinto Finance USA plc	5.250%	3/14/2035	778	773
	Rio Tinto Finance USA plc	5.125%	3/9/2053	300	267
	Rio Tinto Finance USA plc	5.750%	3/14/2055	258	250
	Rio Tinto Finance USA plc	5.875%	3/14/2065	316	307
	RPM International Inc.	4.550%	3/1/2029	370	367
	Sherwin-Williams Co.	4.300%	8/15/2028	115	114
	Sherwin-Williams Co.	2.950%	8/15/2029	100	95
	Sherwin-Williams Co.	2.300%	5/15/2030	255	232
	Sherwin-Williams Co.	4.500%	8/15/2030	60	59
	Sherwin-Williams Co.	2.200%	3/15/2032	205	177
	Sherwin-Williams Co.	5.150%	8/15/2035	300	294
	Sherwin-Williams Co.	4.500%	6/1/2047	360	292
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	520	519
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	625	619
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	562	545
	Sonoco Products Co.	4.600%	9/1/2029	90	89
	Sonoco Products Co.	5.000%	9/1/2034	233	225
	Southern Copper Corp.	7.500%	7/27/2035	165	186
	Southern Copper Corp.	6.750%	4/16/2040	238	256
	Southern Copper Corp.	5.250%	11/8/2042	641	590
	Southern Copper Corp.	5.875%	4/23/2045	428	420
	Steel Dynamics Inc.	4.000%	12/15/2028	200	197
	Steel Dynamics Inc.	3.250%	1/15/2031	125	116
	Steel Dynamics Inc.	5.375%	8/15/2034	600	596
	Steel Dynamics Inc.	5.250%	5/15/2035	363	356
	Steel Dynamics Inc.	5.750%	5/15/2055	76	72
	Suzano Austria GmbH	6.000%	1/15/2029	810	822
	Suzano Austria GmbH	4.000%	1/15/2031	30	28
	Suzano Austria GmbH	3.125%	1/15/2032	708	625
	Suzano Netherlands BV	5.500%	1/15/2036	337	323
	Vale Overseas Ltd.	3.750%	7/8/2030	413	393
	Vale Overseas Ltd.	6.125%	6/12/2033	80	83
	Vale Overseas Ltd.	8.250%	1/17/2034	30	35
	Vale Overseas Ltd.	6.875%	11/21/2036	29	32
	Vale Overseas Ltd.	6.400%	6/28/2054	630	622
	Vale SA	5.625%	9/11/2042	154	148
	Vulcan Materials Co.	4.950%	12/1/2029	370	371
	Vulcan Materials Co.	3.500%	6/1/2030	195	185
	Vulcan Materials Co.	5.350%	12/1/2034	340	338
	Vulcan Materials Co.	4.700%	3/1/2048	185	154
	Vulcan Materials Co.	5.700%	12/1/2054	170	161
[2]	Vylor Inc.	5.125%	8/15/2031	199	199
[2]	Vylor Inc.	5.625%	8/15/2036	184	184
	Westlake Corp.	3.375%	6/15/2030	125	118
	Westlake Corp.	5.550%	11/15/2035	266	259
	Westlake Corp.	3.125%	8/15/2051	120	71
	Westlake Corp.	6.375%	11/15/2055	416	400
	WRKCo Inc.	4.000%	3/15/2028	455	450
	WRKCo Inc.	3.900%	6/1/2028	250	246
	WRKCo Inc.	4.200%	6/1/2032	530	503
					49,597
Real Estate (3.5%)
	Agree LP	2.000%	6/15/2028	465	443
	Agree LP	2.900%	10/1/2030	200	184
	Agree LP	5.625%	6/15/2034	225	226
	Agree LP	5.600%	6/15/2035	20	20
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	105	103
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	114	104

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	335	278
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	425	341
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	351	292
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	50	46
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	30	29
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	495	472
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	158	112
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	40	26
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	134	113
[1]	Alexandria Real Estate Equities Inc.	7.250%	2/15/2057	156	156
	American Homes 4 Rent LP	4.900%	2/15/2029	202	202
	American Homes 4 Rent LP	4.950%	6/15/2030	100	99
	American Homes 4 Rent LP	5.500%	2/1/2034	270	268
	American Homes 4 Rent LP	5.500%	7/15/2034	275	273
	American Homes 4 Rent LP	5.250%	3/15/2035	180	175
	American Tower Corp.	5.800%	11/15/2028	810	826
	American Tower Corp.	5.200%	2/15/2029	60	60
	American Tower Corp.	3.800%	8/15/2029	500	485
	American Tower Corp.	1.875%	10/15/2030	200	176
	American Tower Corp.	2.700%	4/15/2031	590	531
	American Tower Corp.	4.050%	3/15/2032	569	536
	American Tower Corp.	5.650%	3/15/2033	200	203
	American Tower Corp.	5.550%	7/15/2033	545	548
	American Tower Corp.	5.900%	11/15/2033	200	205
	American Tower Corp.	5.350%	3/15/2035	164	162
	American Tower Corp.	3.100%	6/15/2050	335	208
	American Tower Corp.	2.950%	1/15/2051	245	146
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	295	293
	Boston Properties LP	3.250%	1/30/2031	25	23
	Boston Properties LP	2.550%	4/1/2032	60	52
	Boston Properties LP	6.500%	1/15/2034	630	656
	Brixmor Operating Partnership LP	5.750%	2/15/2035	225	227
	Broadstone Net Lease LLC	2.600%	9/15/2031	200	175
	Camden Property Trust	3.150%	7/1/2029	705	675
	Camden Property Trust	4.900%	1/15/2034	280	272
	CBRE Services Inc.	4.800%	6/15/2030	580	574
	CBRE Services Inc.	4.900%	1/15/2033	223	216
	CBRE Services Inc.	5.950%	8/15/2034	200	204
	CBRE Services Inc.	5.500%	6/15/2035	100	99
	CBRE Services Inc.	5.250%	6/1/2036	100	96
	COPT Defense Properties LP	4.500%	10/15/2030	296	289
	COPT Defense Properties LP	2.900%	12/1/2033	278	234
	Cousins Properties LP	4.875%	3/1/2033	163	156
	Cousins Properties LP	5.875%	10/1/2034	565	569
	Crown Castle Inc.	3.650%	9/1/2027	405	402
	Crown Castle Inc.	3.800%	2/15/2028	500	493
	Crown Castle Inc.	4.900%	9/1/2029	585	583
	Crown Castle Inc.	2.500%	7/15/2031	346	304
	Crown Castle Inc.	5.100%	5/1/2033	805	783
	Crown Castle Inc.	2.900%	4/1/2041	130	91
	Crown Castle Inc.	4.750%	5/15/2047	60	49
	Crown Castle Inc.	3.250%	1/15/2051	940	589
	CubeSmart LP	2.250%	12/15/2028	110	104
	Digital Realty Trust LP	4.450%	7/15/2028	207	206
	Digital Realty Trust LP	3.600%	7/1/2029	300	289
	DOC DR LLC	2.625%	11/1/2031	200	177
	EPR Properties	3.750%	8/15/2029	240	230
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	148	143
	Equinix Europe 2 Financing Corp. LLC	5.250%	8/15/2031	175	174
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	300	286
	Equinix Inc.	5.000%	8/15/2029	175	175
	Equinix Inc.	3.200%	11/18/2029	50	47
	Equinix Inc.	2.150%	7/15/2030	925	827
	Equinix Inc.	2.500%	5/15/2031	255	226
	Equinix Inc.	3.900%	4/15/2032	200	185
	Equinix Inc.	5.500%	8/15/2033	175	173
	Equinix Inc.	5.800%	8/15/2036	175	173
	Equinix Inc.	3.000%	7/15/2050	740	443
[1]	ERP Operating LP	3.200%	1/15/2028	295	289
	ERP Operating LP	3.500%	3/1/2028	170	167

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	4.150%	12/1/2028	219	216
	ERP Operating LP	3.000%	7/1/2029	234	223
	ERP Operating LP	2.500%	2/15/2030	150	138
	ERP Operating LP	4.350%	12/1/2030	224	219
[1]	ERP Operating LP	2.450%	1/15/2031	200	180
	ERP Operating LP	4.950%	10/1/2031	55	55
	ERP Operating LP	4.950%	6/15/2032	40	40
	ERP Operating LP	5.000%	2/15/2033	155	153
	ERP Operating LP	5.300%	12/7/2033	335	337
	ERP Operating LP	5.350%	6/1/2034	147	147
	ERP Operating LP	4.650%	9/15/2034	240	229
	ERP Operating LP	5.000%	8/1/2035	100	97
	ERP Operating LP	5.450%	10/1/2036	38	38
	ERP Operating LP	4.500%	7/1/2044	185	156
	Essential Properties LP	2.950%	7/15/2031	342	307
	Essential Properties LP	5.400%	12/1/2035	215	208
	Essential Properties LP	5.375%	7/15/2036	104	100
	Essex Portfolio LP	3.000%	1/15/2030	300	281
	Essex Portfolio LP	5.500%	4/1/2034	623	621
	Extra Space Storage LP	3.875%	12/15/2027	135	134
	Extra Space Storage LP	5.700%	4/1/2028	466	472
	Extra Space Storage LP	3.900%	4/1/2029	300	292
	Extra Space Storage LP	4.000%	6/15/2029	200	195
	Extra Space Storage LP	5.500%	7/1/2030	40	40
	Extra Space Storage LP	2.200%	10/15/2030	220	196
	Extra Space Storage LP	5.900%	1/15/2031	110	113
	Extra Space Storage LP	4.900%	2/1/2032	500	492
	Extra Space Storage LP	2.350%	3/15/2032	10	9
	Extra Space Storage LP	4.950%	1/15/2033	26	25
	Extra Space Storage LP	5.400%	6/15/2035	200	197
	Federal Realty OP LP	3.200%	6/15/2029	275	263
	Federal Realty OP LP	4.500%	12/1/2044	155	129
	GLP Capital LP	4.000%	1/15/2030	100	95
	GLP Capital LP	4.000%	1/15/2031	730	683
	GLP Capital LP	5.625%	9/15/2034	231	224
	GLP Capital LP	5.750%	11/1/2037	325	309
	GLP Capital LP	6.250%	9/15/2054	27	26
	Healthpeak OP LLC	2.125%	12/1/2028	225	212
	Healthpeak OP LLC	3.500%	7/15/2029	266	256
	Healthpeak OP LLC	3.000%	1/15/2030	657	615
	Healthpeak OP LLC	2.875%	1/15/2031	313	285
	Highwoods Realty LP	4.125%	3/15/2028	20	20
	Highwoods Realty LP	4.200%	4/15/2029	365	356
	Highwoods Realty LP	3.050%	2/15/2030	570	530
	Highwoods Realty LP	7.650%	2/1/2034	50	55
	Host Hotels & Resorts LP	4.250%	12/15/2028	32	32
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	601	570
	Host Hotels & Resorts LP	5.700%	7/1/2034	200	200
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	360	362
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	245	209
	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	175	171
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	115	112
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	150	142
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	615	640
	Kimco Realty OP LLC	2.700%	10/1/2030	455	419
	Kimco Realty OP LLC	4.250%	4/1/2045	260	211
	Kimco Realty OP LLC	4.450%	9/1/2047	315	258
	Kite Realty Group LP	4.950%	12/15/2031	70	69
	Kite Realty Group LP	5.200%	8/15/2032	50	50
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	166	166
	LXP Industrial Trust	2.375%	10/1/2031	255	223
	Mid-America Apartments LP	3.950%	3/15/2029	377	369
	Mid-America Apartments LP	5.300%	2/15/2032	195	196
	Mid-America Apartments LP	4.650%	1/15/2033	167	161
	Mid-America Apartments LP	5.000%	3/15/2034	295	287
	NNN REIT Inc.	3.500%	10/15/2027	49	48
	NNN REIT Inc.	4.300%	10/15/2028	70	69
	NNN REIT Inc.	2.500%	4/15/2030	50	46
	NNN REIT Inc.	4.600%	2/15/2031	175	172
	NNN REIT Inc.	3.000%	4/15/2052	545	329

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	320	318
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	330	303
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	292	290
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	50	48
	Piedmont Operating Partnership LP	5.625%	1/15/2033	265	260
	Prologis LP	4.000%	9/15/2028	239	236
	Prologis LP	2.250%	4/15/2030	100	91
	Prologis LP	1.250%	10/15/2030	625	540
	Prologis LP	1.750%	2/1/2031	225	196
	Prologis LP	4.625%	1/15/2033	200	194
	Prologis LP	4.750%	6/15/2033	550	536
	Prologis LP	5.125%	1/15/2034	75	74
	Prologis LP	5.000%	3/15/2034	160	157
	Prologis LP	5.000%	1/31/2035	200	194
	Prologis LP	4.900%	6/15/2036	448	427
	Prologis LP	3.050%	3/1/2050	30	19
	Prologis LP	3.000%	4/15/2050	335	210
	Prologis LP	2.125%	10/15/2050	195	100
	Prologis LP	5.250%	3/15/2054	355	320
	Public Storage Operating Co.	1.950%	11/9/2028	125	118
	Public Storage Operating Co.	2.300%	5/1/2031	455	405
	Public Storage Operating Co.	4.700%	2/1/2032	56	55
	Public Storage Operating Co.	5.100%	8/1/2033	290	288
	Public Storage Operating Co.	5.000%	7/1/2035	175	170
	Public Storage Operating Co.	5.150%	8/15/2036	75	73
	Rayonier LP	2.750%	5/17/2031	340	302
	Realty Income Corp.	2.100%	3/15/2028	695	669
	Realty Income Corp.	4.700%	12/15/2028	35	35
	Realty Income Corp.	4.000%	7/15/2029	250	245
	Realty Income Corp.	3.100%	12/15/2029	161	152
	Realty Income Corp.	5.625%	10/13/2032	280	286
	Realty Income Corp.	2.850%	12/15/2032	200	175
	Realty Income Corp.	4.500%	2/1/2033	391	374
[1]	Realty Income Corp.	4.750%	4/15/2033	377	365
	Realty Income Corp.	4.900%	7/15/2033	360	351
	Realty Income Corp.	5.125%	2/15/2034	100	98
	Realty Income Corp.	5.375%	9/1/2054	160	148
	Regency Centers LP	5.250%	1/15/2034	200	198
	Regency Centers LP	5.100%	1/15/2035	225	220
	Regency Centers LP	4.400%	2/1/2047	320	262
	Rexford Industrial Realty LP	2.125%	12/1/2030	145	128
	Rexford Industrial Realty LP	2.150%	9/1/2031	140	121
	Sabra Health Care LP	3.200%	12/1/2031	400	359
	Safehold GL Holdings LLC	2.800%	6/15/2031	30	27
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	176
	Safehold GL Holdings LLC	5.650%	1/15/2035	134	133
	SBA Communications Corp.	3.125%	2/1/2029	129	123
	SBA Communications Corp.	4.875%	1/15/2030	356	353
	SBA Communications Corp.	5.150%	7/15/2031	102	101
	SBA Communications Corp.	5.450%	7/15/2033	200	198
	Simon Property Group LP	2.450%	9/13/2029	309	289
	Simon Property Group LP	4.375%	10/1/2030	520	510
	Simon Property Group LP	4.300%	1/15/2031	310	301
	Simon Property Group LP	2.250%	1/15/2032	150	130
	Simon Property Group LP	2.650%	2/1/2032	200	177
	Simon Property Group LP	5.500%	3/8/2033	200	203
	Simon Property Group LP	6.250%	1/15/2034	295	310
	Simon Property Group LP	5.125%	10/1/2035	56	55
	Simon Property Group LP	4.750%	3/15/2042	75	67
	Simon Property Group LP	3.250%	9/13/2049	405	265
	Simon Property Group LP	3.800%	7/15/2050	295	212
	Simon Property Group LP	5.850%	3/8/2053	415	403
	Simon Property Group LP	6.650%	1/15/2054	410	439
	Store Capital LLC	4.500%	3/15/2028	50	50
[1]	Store Capital LLC	5.400%	4/30/2030	345	345
	Store Capital LLC	2.750%	11/18/2030	200	179
	Sun Communities Operating LP	4.200%	4/15/2032	200	188
	Ventas Realty LP	3.000%	1/15/2030	50	47
	Ventas Realty LP	4.750%	11/15/2030	255	252
	Ventas Realty LP	2.500%	9/1/2031	395	348

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	5.100%	7/15/2032	565	560
Ventas Realty LP	5.000%	1/15/2035	140	135
Ventas Realty LP	5.000%	2/15/2036	150	143
VICI Properties LP	4.750%	2/15/2028	775	773
VICI Properties LP	4.750%	4/1/2028	360	359
VICI Properties LP	4.950%	2/15/2030	385	380
VICI Properties LP	5.400%	10/15/2031	75	74
VICI Properties LP	5.125%	11/15/2031	260	254
VICI Properties LP	5.125%	5/15/2032	110	107
VICI Properties LP	5.750%	4/1/2034	305	302
VICI Properties LP	5.625%	4/1/2035	112	110
VICI Properties LP	5.750%	10/15/2036	104	101
Welltower OP LLC	2.050%	1/15/2029	600	564
Welltower OP LLC	4.500%	7/1/2030	459	452
Welltower OP LLC	2.750%	1/15/2031	200	182
Welltower OP LLC	2.800%	6/1/2031	294	267
Welltower OP LLC	3.850%	6/15/2032	125	117
Welltower OP LLC	5.125%	7/1/2035	450	441
Welltower OP LLC	4.950%	9/1/2048	525	463
WP Carey Inc.	3.850%	7/15/2029	655	636
WP Carey Inc.	2.450%	2/1/2032	730	631
				58,987
Technology (8.5%)
Accenture Capital Inc.	3.900%	10/4/2027	175	174
Accenture Capital Inc.	4.050%	10/4/2029	540	528
Accenture Capital Inc.	4.250%	10/4/2031	950	914
Accenture Capital Inc.	5.300%	7/10/2033	181	180
Accenture Capital Inc.	5.600%	7/10/2036	300	297
Adobe Inc.	4.750%	1/17/2028	210	211
Adobe Inc.	4.950%	4/4/2034	529	517
Advanced Micro Devices Inc.	4.319%	3/24/2028	60	60
Advanced Micro Devices Inc.	4.600%	8/17/2029	100	100
Advanced Micro Devices Inc.	5.000%	8/17/2031	400	397
Advanced Micro Devices Inc.	5.250%	8/17/2033	300	297
Advanced Micro Devices Inc.	5.500%	8/17/2036	350	344
Analog Devices Inc.	4.250%	6/15/2028	410	408
Analog Devices Inc.	4.500%	6/15/2030	360	356
Analog Devices Inc.	2.100%	10/1/2031	770	671
Analog Devices Inc.	2.800%	10/1/2041	630	440
Analog Devices Inc.	2.950%	10/1/2051	50	30
Apple Inc.	1.650%	5/11/2030	275	247
Apple Inc.	1.650%	2/8/2031	625	551
Apple Inc.	1.700%	8/5/2031	1,250	1,086
Apple Inc.	3.350%	8/8/2032	453	422
Apple Inc.	4.300%	5/10/2033	760	742
Apple Inc.	4.750%	5/12/2035	702	693
Apple Inc.	4.500%	2/23/2036	358	346
Apple Inc.	2.375%	2/8/2041	105	72
Apple Inc.	3.850%	5/4/2043	408	326
Apple Inc.	4.375%	5/13/2045	1,070	892
Apple Inc.	4.650%	2/23/2046	630	545
Apple Inc.	4.250%	2/9/2047	15	12
Apple Inc.	3.750%	9/12/2047	85	63
Apple Inc.	3.750%	11/13/2047	1,022	757
Apple Inc.	2.950%	9/11/2049	1,299	813
Apple Inc.	2.650%	5/11/2050	1,174	685
Apple Inc.	2.400%	8/20/2050	120	66
Apple Inc.	2.650%	2/8/2051	355	205
Apple Inc.	2.700%	8/5/2051	55	32
Apple Inc.	3.950%	8/8/2052	1,140	842
Apple Inc.	2.550%	8/20/2060	254	129
Apple Inc.	4.100%	8/8/2062	270	196
Applied Materials Inc.	1.750%	6/1/2030	705	630
Applied Materials Inc.	5.100%	10/1/2035	157	155
Applied Materials Inc.	5.850%	6/15/2041	285	287
Autodesk Inc.	5.300%	6/15/2035	250	245
Automatic Data Processing Inc.	1.250%	9/1/2030	425	371
Automatic Data Processing Inc.	4.750%	5/8/2032	140	138
Automatic Data Processing Inc.	4.450%	9/9/2034	575	550

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Automatic Data Processing Inc.	5.000%	5/7/2036	275	267
	Avnet Inc.	6.250%	3/15/2028	200	204
	Avnet Inc.	5.650%	9/1/2031	141	141
	Booz Allen Hamilton Inc.	5.375%	1/30/2030	110	110
	Booz Allen Hamilton Inc.	5.900%	1/30/2034	100	98
	Broadcom Corp.	3.500%	1/15/2028	67	66
	Broadcom Inc.	4.800%	4/15/2028	225	225
	Broadcom Inc.	4.000%	4/15/2029	95	93
	Broadcom Inc.	4.750%	4/15/2029	220	219
	Broadcom Inc.	4.350%	2/15/2030	136	133
	Broadcom Inc.	5.000%	4/15/2030	97	97
	Broadcom Inc.	5.050%	4/15/2030	405	403
	Broadcom Inc.	4.600%	7/15/2030	175	171
	Broadcom Inc.	4.200%	10/15/2030	134	129
	Broadcom Inc.	4.150%	11/15/2030	1,110	1,065
	Broadcom Inc.	4.300%	1/15/2031	241	232
	Broadcom Inc.	2.450%	2/15/2031	800	710
	Broadcom Inc.	5.150%	11/15/2031	350	347
[1]	Broadcom Inc.	4.550%	2/15/2032	200	192
	Broadcom Inc.	4.150%	4/15/2032	394	369
	Broadcom Inc.	5.200%	4/15/2032	230	228
	Broadcom Inc.	4.900%	7/15/2032	545	529
	Broadcom Inc.	4.300%	11/15/2032	385	361
	Broadcom Inc.	4.600%	1/15/2033	407	386
	Broadcom Inc.	3.419%	4/15/2033	379	332
	Broadcom Inc.	3.469%	4/15/2034	570	489
	Broadcom Inc.	4.800%	10/15/2034	918	859
	Broadcom Inc.	5.200%	7/15/2035	1,085	1,034
[1]	Broadcom Inc.	3.137%	11/15/2035	755	608
	Broadcom Inc.	4.950%	1/15/2036	461	429
	Broadcom Inc.	4.800%	2/15/2036	997	915
	Broadcom Inc.	3.187%	11/15/2036	350	276
[2]	Broadcom Inc.	4.926%	5/15/2037	109	100
	Broadcom Inc.	4.900%	2/15/2038	812	747
	Broadcom Inc.	3.500%	2/15/2041	700	519
	Broadcom Inc.	3.750%	2/15/2051	510	343
	Broadcom Inc.	5.700%	1/15/2056	154	139
	Cadence Design Systems Inc.	4.200%	9/10/2027	720	718
	Cadence Design Systems Inc.	4.700%	9/10/2034	610	585
	CDW LLC	4.250%	4/1/2028	205	202
	CDW LLC	3.276%	12/1/2028	215	206
	CDW LLC	5.100%	3/1/2030	150	148
	CDW LLC	3.569%	12/1/2031	165	149
	CDW LLC	5.550%	8/22/2034	200	194
	CGI Inc.	4.950%	3/14/2030	529	524
	Cintas Corp. No. 2	4.200%	5/1/2028	287	285
	Cisco Systems Inc.	4.550%	2/24/2028	75	75
	Cisco Systems Inc.	4.850%	2/26/2029	1,060	1,065
	Cisco Systems Inc.	4.950%	2/26/2031	190	191
	Cisco Systems Inc.	5.050%	2/26/2034	1,234	1,220
	Cisco Systems Inc.	5.900%	2/15/2039	450	462
	Cisco Systems Inc.	5.500%	1/15/2040	1,075	1,059
	Cisco Systems Inc.	5.300%	2/26/2054	590	531
	Cisco Systems Inc.	5.350%	2/26/2064	60	53
	Concentrix Corp.	6.500%	3/1/2029	100	98
	Concentrix Corp.	6.850%	8/2/2033	100	96
	Corning Inc.	5.350%	11/15/2048	200	181
	Corning Inc.	4.375%	11/15/2057	600	450
	Corning Inc.	5.450%	11/15/2079	25	21
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	175	167
	Dell International LLC	4.750%	4/1/2028	303	303
	Dell International LLC	4.150%	2/15/2029	269	265
	Dell International LLC	5.300%	10/1/2029	226	228
	Dell International LLC	4.350%	2/1/2030	495	484
	Dell International LLC	6.200%	7/15/2030	122	126
	Dell International LLC	4.500%	2/15/2031	639	623
	Dell International LLC	4.750%	7/15/2031	100	98
	Dell International LLC	5.300%	4/1/2032	368	369
	Dell International LLC	4.750%	10/6/2032	229	222
	Dell International LLC	5.750%	2/1/2033	576	588

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	5.000%	2/15/2034	200	194
	Dell International LLC	5.400%	4/15/2034	310	308
	Dell International LLC	4.850%	2/1/2035	220	209
	Dell International LLC	5.500%	4/1/2035	331	329
	Dell International LLC	5.100%	2/15/2036	339	326
	Dell International LLC	8.100%	7/15/2036	105	122
	Dell International LLC	5.250%	2/15/2037	300	289
	Dell International LLC	8.350%	7/15/2046	405	489
	Dell International LLC	3.450%	12/15/2051	155	102
	Equifax Inc.	5.100%	12/15/2027	700	704
	Equifax Inc.	5.000%	8/15/2029	69	69
	Equifax Inc.	2.350%	9/15/2031	200	174
	Equifax Inc.	5.650%	8/15/2033	54	54
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	460	439
	Fidelity National Information Services Inc.	4.450%	3/10/2028	215	214
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	550	484
	Fidelity National Information Services Inc.	4.800%	3/10/2031	145	142
	Fidelity National Information Services Inc.	5.100%	7/15/2032	40	39
	Fiserv Inc.	5.450%	3/2/2028	265	267
	Fiserv Inc.	3.500%	7/1/2029	800	766
	Fiserv Inc.	2.650%	6/1/2030	545	497
	Fiserv Inc.	4.550%	2/15/2031	243	235
	Fiserv Inc.	5.350%	3/15/2031	760	757
	Fiserv Inc.	5.625%	8/21/2033	200	198
	Fiserv Inc.	5.450%	3/15/2034	300	292
	Fiserv Inc.	5.150%	8/12/2034	155	147
	Fiserv Inc.	5.250%	8/11/2035	306	292
	Flex Ltd.	4.875%	6/15/2029	437	433
	Flex Ltd.	4.875%	5/12/2030	30	29
	Flex Ltd.	5.250%	1/15/2032	94	92
	Flex Ltd.	5.375%	11/13/2035	258	244
	Gartner Inc.	4.950%	3/20/2031	200	193
	Gartner Inc.	5.600%	11/20/2035	95	90
	Genpact UK Finco plc	4.950%	11/18/2030	80	78
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	151	150
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	215	215
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	104	104
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	175	176
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	145	143
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	138	137
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	165	163
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	255	248
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	114	113
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	345	331
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	645	639
	HP Inc.	4.750%	1/15/2028	50	50
	HP Inc.	4.000%	4/15/2029	235	230
	HP Inc.	3.400%	6/17/2030	548	516
	HP Inc.	2.650%	6/17/2031	740	656
	HP Inc.	4.200%	4/15/2032	490	461
	HP Inc.	6.100%	4/25/2035	75	77
	Hubbell Inc.	4.650%	6/15/2031	125	123
	Hubbell Inc.	4.900%	6/15/2033	179	174
	Hubbell Inc.	4.800%	11/15/2035	105	99
	Hubbell Inc.	5.150%	6/15/2036	142	137
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	510	507
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	300	289
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	425	375
	Intel Corp.	4.875%	2/10/2028	165	165
	Intel Corp.	2.450%	11/15/2029	925	855
	Intel Corp.	4.650%	6/1/2031	147	143
	Intel Corp.	4.150%	8/5/2032	967	909
	Intel Corp.	4.000%	12/15/2032	450	417
	Intel Corp.	5.200%	2/10/2033	548	542
	Intel Corp.	5.000%	8/15/2033	194	188
	Intel Corp.	5.300%	5/15/2036	312	301
	Intel Corp.	4.600%	3/25/2040	315	273
	Intel Corp.	2.800%	8/12/2041	44	30
	Intel Corp.	4.800%	10/1/2041	470	402
	Intel Corp.	5.625%	2/10/2043	645	599

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.900%	7/29/2045	206	171
	Intel Corp.	3.734%	12/8/2047	200	137
	Intel Corp.	3.250%	11/15/2049	890	548
	Intel Corp.	4.750%	3/25/2050	810	638
	Intel Corp.	4.900%	8/5/2052	803	639
	Intel Corp.	5.700%	2/10/2053	453	404
	Intel Corp.	6.125%	5/15/2056	310	292
	Intel Corp.	4.950%	3/25/2060	325	254
	Intel Corp.	3.200%	8/12/2061	238	129
	Intel Corp.	5.050%	8/5/2062	395	309
	Intel Corp.	6.200%	5/15/2066	200	186
	International Business Machines Corp.	4.500%	2/6/2028	900	899
	International Business Machines Corp.	4.000%	2/3/2029	107	105
	International Business Machines Corp.	3.500%	5/15/2029	315	305
	International Business Machines Corp.	1.950%	5/15/2030	45	40
	International Business Machines Corp.	4.400%	7/27/2032	100	96
	International Business Machines Corp.	5.875%	11/29/2032	80	83
	International Business Machines Corp.	4.600%	2/3/2033	160	154
	International Business Machines Corp.	4.750%	2/6/2033	270	263
	International Business Machines Corp.	4.950%	2/3/2036	457	432
	International Business Machines Corp.	5.600%	11/30/2039	185	180
	International Business Machines Corp.	4.000%	6/20/2042	240	186
	International Business Machines Corp.	4.700%	2/19/2046	145	117
	International Business Machines Corp.	4.250%	5/15/2049	1,025	750
	International Business Machines Corp.	2.950%	5/15/2050	90	52
	International Business Machines Corp.	3.430%	2/9/2052	977	605
	International Business Machines Corp.	4.900%	7/27/2052	100	80
	International Business Machines Corp.	5.100%	2/6/2053	90	74
	International Business Machines Corp.	5.800%	2/3/2056	519	467
	Intuit Inc.	1.650%	7/15/2030	400	353
	Intuit Inc.	4.950%	6/15/2031	100	99
	Intuit Inc.	5.500%	6/15/2036	225	219
	Intuit Inc.	5.500%	9/15/2053	420	363
	Jabil Inc.	4.200%	2/1/2029	142	139
	Jabil Inc.	4.750%	2/1/2033	109	104
	Juniper Networks Inc.	3.750%	8/15/2029	300	289
	KLA Corp.	5.250%	7/15/2062	639	558
	Kyndryl Holdings Inc.	6.350%	2/20/2034	345	327
	Lam Research Corp.	4.000%	3/15/2029	70	69
	Lam Research Corp.	1.900%	6/15/2030	275	247
	Lam Research Corp.	4.875%	3/15/2049	220	191
	Lam Research Corp.	2.875%	6/15/2050	445	272
	Leidos Inc.	4.100%	3/15/2029	145	142
	Leidos Inc.	2.300%	2/15/2031	200	177
	Leidos Inc.	5.500%	3/15/2035	115	114
	Leidos Inc.	5.000%	3/15/2036	461	436
[1]	Marvell Technology Inc.	4.875%	6/22/2028	30	30
	Marvell Technology Inc.	4.750%	7/15/2030	105	103
	Marvell Technology Inc.	2.950%	4/15/2031	650	589
	Microchip Technology Inc.	4.900%	3/15/2028	425	426
	Microchip Technology Inc.	5.050%	2/15/2030	340	338
	Micron Technology Inc.	2.703%	4/15/2032	165	146
	Micron Technology Inc.	3.477%	11/1/2051	140	94
	Microsoft Corp.	3.450%	8/8/2036	795	693
	Microsoft Corp.	4.100%	2/6/2037	199	182
	Microsoft Corp.	5.300%	2/8/2041	217	215
	Microsoft Corp.	3.750%	2/12/2045	315	242
	Microsoft Corp.	4.450%	11/3/2045	30	25
	Microsoft Corp.	3.700%	8/8/2046	10	7
	Microsoft Corp.	4.250%	2/6/2047	80	65
[4]	Microsoft Corp.	2.525%	6/1/2050	2,530	1,426
	Microsoft Corp.	2.500%	9/15/2050	1,090	610
	Microsoft Corp.	2.921%	3/17/2052	815	490
	Microsoft Corp.	2.675%	6/1/2060	1,459	759
[2]	Mobility Global Inc.	5.050%	6/15/2029	147	146
[2]	Mobility Global Inc.	6.050%	6/15/2036	157	154
	Moody's Corp.	4.250%	2/1/2029	25	25
	Moody's Corp.	2.000%	8/19/2031	305	266
	Moody's Corp.	2.750%	8/19/2041	345	237
	Moody's Corp.	4.875%	12/17/2048	264	223

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	3.750%	2/25/2052	210	146
	Moody's Corp.	3.100%	11/29/2061	25	14
	Motorola Solutions Inc.	4.600%	2/23/2028	25	25
	Motorola Solutions Inc.	4.850%	8/17/2029	75	75
	Motorola Solutions Inc.	4.850%	8/15/2030	100	99
	Motorola Solutions Inc.	2.300%	11/15/2030	200	179
	Motorola Solutions Inc.	5.600%	6/1/2032	257	261
	Motorola Solutions Inc.	5.400%	4/15/2034	225	223
	Motorola Solutions Inc.	5.550%	8/15/2035	554	552
	Motorola Solutions Inc.	5.650%	8/17/2036	150	149
	MSCI Inc.	5.250%	9/1/2035	345	331
	NetApp Inc.	5.500%	3/17/2032	57	57
	Nokia OYJ	6.625%	5/15/2039	260	266
	NVIDIA Corp.	4.250%	6/15/2028	1,075	1,069
	NVIDIA Corp.	4.350%	6/15/2029	800	792
	NVIDIA Corp.	2.850%	4/1/2030	605	566
	NVIDIA Corp.	2.000%	6/15/2031	340	298
	NVIDIA Corp.	4.500%	6/15/2031	933	912
	NVIDIA Corp.	4.750%	6/15/2033	819	794
	NVIDIA Corp.	4.950%	6/15/2036	937	892
	NVIDIA Corp.	3.500%	4/1/2040	29	23
	NVIDIA Corp.	5.550%	6/15/2046	488	449
	NVIDIA Corp.	3.500%	4/1/2050	220	148
	NVIDIA Corp.	5.625%	6/15/2056	738	664
	NVIDIA Corp.	3.700%	4/1/2060	715	472
	NXP BV	3.400%	5/1/2030	215	203
	NXP BV	2.500%	5/11/2031	405	359
	NXP BV	2.650%	2/15/2032	45	39
	NXP BV	3.250%	11/30/2051	285	179
	Oracle Corp.	3.250%	11/15/2027	833	816
	Oracle Corp.	2.300%	3/25/2028	436	417
	Oracle Corp.	4.500%	5/6/2028	49	48
	Oracle Corp.	4.550%	2/4/2029	1,143	1,117
[1]	Oracle Corp.	4.200%	9/27/2029	505	486
	Oracle Corp.	6.150%	11/9/2029	427	433
	Oracle Corp.	2.950%	4/1/2030	1,239	1,122
	Oracle Corp.	4.650%	5/6/2030	151	145
	Oracle Corp.	3.250%	5/15/2030	50	46
	Oracle Corp.	4.450%	9/26/2030	759	718
	Oracle Corp.	4.950%	2/4/2031	1,178	1,128
	Oracle Corp.	2.875%	3/25/2031	800	701
	Oracle Corp.	5.250%	2/3/2032	75	72
	Oracle Corp.	4.800%	9/26/2032	425	393
	Oracle Corp.	6.250%	11/9/2032	335	334
	Oracle Corp.	4.900%	2/6/2033	270	248
	Oracle Corp.	5.350%	5/4/2033	833	784
	Oracle Corp.	4.300%	7/8/2034	870	751
	Oracle Corp.	4.700%	9/27/2034	703	620
	Oracle Corp.	5.500%	8/3/2035	200	183
	Oracle Corp.	5.200%	9/26/2035	758	680
	Oracle Corp.	5.700%	2/4/2036	1,699	1,571
	Oracle Corp.	3.850%	7/15/2036	87	69
	Oracle Corp.	6.500%	4/15/2038	912	881
	Oracle Corp.	6.125%	7/8/2039	815	744
	Oracle Corp.	3.600%	4/1/2040	505	350
	Oracle Corp.	3.650%	3/25/2041	150	101
	Oracle Corp.	4.500%	7/8/2044	81	57
	Oracle Corp.	4.125%	5/15/2045	769	507
	Oracle Corp.	5.875%	9/26/2045	1,030	851
	Oracle Corp.	6.550%	2/4/2046	515	459
	Oracle Corp.	4.000%	7/15/2046	1,415	906
	Oracle Corp.	4.000%	11/15/2047	480	301
	Oracle Corp.	3.600%	4/1/2050	150	87
	Oracle Corp.	3.950%	3/25/2051	1,385	841
	Oracle Corp.	6.900%	11/9/2052	405	366
	Oracle Corp.	5.550%	2/6/2053	10	8
	Oracle Corp.	5.375%	9/27/2054	935	684
	Oracle Corp.	4.375%	5/15/2055	225	142
	Oracle Corp.	5.950%	9/26/2055	774	615
	Oracle Corp.	6.700%	2/4/2056	885	779

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	3.850%	4/1/2060	642	360
	Oracle Corp.	4.100%	3/25/2061	140	82
	Oracle Corp.	5.500%	9/27/2064	870	626
	Oracle Corp.	6.125%	8/3/2065	58	46
	Oracle Corp.	6.100%	9/26/2065	433	341
	Oracle Corp.	6.850%	2/4/2066	532	467
	Paychex Inc.	5.100%	4/15/2030	60	60
	Paychex Inc.	5.350%	4/15/2032	60	60
	Paychex Inc.	5.600%	4/15/2035	379	376
	QUALCOMM Inc.	1.300%	5/20/2028	750	710
	QUALCOMM Inc.	4.250%	5/20/2032	585	565
	QUALCOMM Inc.	4.750%	5/20/2032	110	108
	QUALCOMM Inc.	5.400%	5/20/2033	375	381
	QUALCOMM Inc.	4.300%	5/20/2047	110	86
	QUALCOMM Inc.	4.500%	5/20/2052	925	725
	QUALCOMM Inc.	6.000%	5/20/2053	201	196
	Quanta Services Inc.	4.300%	8/9/2028	495	491
	Quanta Services Inc.	4.500%	1/15/2031	410	400
	Quanta Services Inc.	2.350%	1/15/2032	770	666
	Quanta Services Inc.	5.100%	8/9/2035	320	309
	RELX Capital Inc.	4.750%	3/27/2030	50	50
	RELX Capital Inc.	5.250%	3/27/2035	65	64
	Roper Technologies Inc.	2.000%	6/30/2030	750	668
	Roper Technologies Inc.	4.450%	9/15/2030	100	98
	Roper Technologies Inc.	1.750%	2/15/2031	430	371
	Roper Technologies Inc.	4.750%	2/15/2032	205	200
	Roper Technologies Inc.	4.900%	10/15/2034	125	119
	Roper Technologies Inc.	5.100%	9/15/2035	75	71
	S&P Global Inc.	4.750%	8/1/2028	80	80
	S&P Global Inc.	1.250%	8/15/2030	895	778
	S&P Global Inc.	4.250%	1/15/2031	217	210
	S&P Global Inc.	2.900%	3/1/2032	200	180
	S&P Global Inc.	3.250%	12/1/2049	225	148
	S&P Global Inc.	3.700%	3/1/2052	230	163
	Salesforce Inc.	4.500%	3/15/2028	775	773
	Salesforce Inc.	3.700%	4/11/2028	628	620
	Salesforce Inc.	1.500%	7/15/2028	40	38
	Salesforce Inc.	4.650%	3/15/2029	1,120	1,115
	Salesforce Inc.	4.900%	9/15/2031	1,100	1,086
	Salesforce Inc.	5.200%	3/15/2033	600	593
	Salesforce Inc.	5.550%	3/15/2036	1,060	1,041
	Salesforce Inc.	6.400%	3/15/2046	575	566
	Salesforce Inc.	6.550%	3/15/2056	1,110	1,082
	Salesforce Inc.	3.050%	7/15/2061	765	407
	ServiceNow Inc.	4.250%	5/15/2028	175	174
	ServiceNow Inc.	4.700%	8/15/2031	129	127
	ServiceNow Inc.	5.050%	5/15/2033	162	159
	ServiceNow Inc.	5.400%	5/15/2036	298	292
[1]	ServiceNow Inc.	6.300%	5/15/2056	179	177
	Skyworks Solutions Inc.	5.000%	8/10/2028	77	77
	Skyworks Solutions Inc.	3.000%	6/1/2031	80	71
	Skyworks Solutions Inc.	5.750%	1/10/2032	54	54
	Skyworks Solutions Inc.	6.250%	8/10/2036	26	25
	Sony Group Corp.	4.657%	6/30/2031	174	172
	Sony Group Corp.	5.089%	6/30/2036	124	121
	Synopsys Inc.	4.850%	4/1/2030	10	10
	Synopsys Inc.	5.000%	4/1/2032	706	697
	Synopsys Inc.	5.150%	4/1/2035	527	512
	Synopsys Inc.	5.700%	4/1/2055	435	403
	TD SYNNEX Corp.	4.300%	1/17/2029	273	268
	TD SYNNEX Corp.	5.300%	10/10/2035	290	278
	Texas Instruments Inc.	4.600%	2/8/2029	50	50
	Texas Instruments Inc.	2.250%	9/4/2029	140	130
	Texas Instruments Inc.	1.750%	5/4/2030	659	591
	Texas Instruments Inc.	4.500%	5/23/2030	235	232
	Texas Instruments Inc.	1.900%	9/15/2031	410	355
	Texas Instruments Inc.	4.900%	3/14/2033	305	303
	Texas Instruments Inc.	4.850%	2/8/2034	813	799
	Texas Instruments Inc.	5.100%	5/23/2035	25	25
	Texas Instruments Inc.	2.700%	9/15/2051	50	29

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	5.150%	2/8/2054	145	129
	Texas Instruments Inc.	5.050%	5/18/2063	665	561
[1]	TR Finance LLC	5.850%	4/15/2040	75	73
	TSMC Arizona Corp.	4.250%	4/22/2032	782	757
	TSMC Arizona Corp.	3.125%	10/25/2041	505	391
	TSMC Arizona Corp.	3.250%	10/25/2051	205	144
	Verisk Analytics Inc.	4.125%	3/15/2029	420	413
	Verisk Analytics Inc.	4.450%	3/15/2031	115	111
	Verisk Analytics Inc.	5.750%	4/1/2033	200	204
	Verisk Analytics Inc.	5.250%	6/5/2034	235	230
	Verisk Analytics Inc.	5.250%	3/15/2035	325	316
	Verisk Analytics Inc.	5.125%	3/15/2036	200	190
	VMware LLC	1.800%	8/15/2028	715	677
	VMware LLC	2.200%	8/15/2031	242	210
	Workday Inc.	3.800%	4/1/2032	250	233
	Xilinx Inc.	2.375%	6/1/2030	265	242
					144,377
Utilities (10.0%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	200	180
	AEP Texas Inc.	4.700%	5/15/2032	485	471
	AEP Texas Inc.	5.700%	5/15/2034	410	414
[1]	AEP Texas Inc.	5.200%	4/15/2036	133	128
[1]	AEP Texas Inc.	3.450%	1/15/2050	51	33
	AEP Texas Inc.	3.450%	5/15/2051	235	151
	AEP Texas Inc.	5.850%	10/15/2055	280	262
	AEP Transmission Co. LLC	5.150%	4/1/2034	245	243
	AEP Transmission Co. LLC	5.250%	6/1/2036	65	64
	AEP Transmission Co. LLC	3.750%	12/1/2047	255	185
	AEP Transmission Co. LLC	4.250%	9/15/2048	230	180
	AEP Transmission Co. LLC	3.800%	6/15/2049	25	18
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	100	70
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	200	159
	AES Corp.	5.200%	7/15/2029	75	75
	AES Corp.	5.800%	3/15/2032	163	163
	AES Corp.	5.750%	7/15/2033	75	74
	Alabama Power Co.	3.750%	9/1/2027	325	323
[1]	Alabama Power Co.	1.450%	9/15/2030	575	503
[1]	Alabama Power Co.	4.300%	3/15/2031	100	97
	Alabama Power Co.	3.940%	9/1/2032	100	94
	Alabama Power Co.	5.100%	4/2/2035	20	20
	Alabama Power Co.	6.125%	5/15/2038	75	78
	Alabama Power Co.	3.850%	12/1/2042	348	273
	Alabama Power Co.	4.150%	8/15/2044	480	384
[1]	Alabama Power Co.	3.700%	12/1/2047	60	43
[1]	Alabama Power Co.	4.300%	7/15/2048	200	158
	Alabama Power Co.	3.125%	7/15/2051	200	125
	Alliant Energy Corp.	5.750%	4/1/2056	333	326
	Ameren Corp.	5.000%	1/15/2029	225	226
	Ameren Corp.	5.375%	3/15/2035	680	672
	Ameren Corp.	5.000%	5/15/2036	150	143
	Ameren Illinois Co.	3.850%	9/1/2032	390	365
	Ameren Illinois Co.	4.950%	6/1/2033	407	400
	Ameren Illinois Co.	5.500%	9/15/2036	97	97
	Ameren Illinois Co.	5.625%	3/1/2055	364	341
	American Electric Power Co. Inc.	5.200%	1/15/2029	275	277
	American Electric Power Co. Inc.	2.300%	3/1/2030	563	514
	American Electric Power Co. Inc.	6.950%	12/15/2054	265	278
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	112	116
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	683	671
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	475	462
	American Water Capital Corp.	2.950%	9/1/2027	80	79
	American Water Capital Corp.	4.625%	6/1/2029	100	99
	American Water Capital Corp.	4.450%	6/1/2032	565	548
	American Water Capital Corp.	5.150%	3/1/2034	45	45
	American Water Capital Corp.	5.250%	3/1/2035	845	836
	American Water Capital Corp.	5.200%	4/1/2036	200	195
	American Water Capital Corp.	4.300%	9/1/2045	30	24
	American Water Capital Corp.	3.750%	9/1/2047	355	258
	American Water Capital Corp.	4.200%	9/1/2048	400	310

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	3.450%	5/1/2050	10	7
	American Water Capital Corp.	5.700%	9/1/2055	273	258
[1]	Appalachian Power Co.	2.700%	4/1/2031	200	181
[1]	Appalachian Power Co.	4.500%	8/1/2032	100	96
	Appalachian Power Co.	5.650%	4/1/2034	256	258
	Appalachian Power Co.	4.450%	6/1/2045	200	161
[1]	Appalachian Power Co.	3.700%	5/1/2050	110	75
	Arizona Public Service Co.	5.500%	9/1/2035	100	100
	Arizona Public Service Co.	5.100%	3/15/2036	144	138
	Arizona Public Service Co.	3.350%	5/15/2050	805	521
	Arizona Public Service Co.	5.900%	8/15/2055	185	176
	Arizona Public Service Co.	6.250%	8/15/2056	150	149
	Atmos Energy Corp.	4.750%	1/15/2032	350	344
	Atmos Energy Corp.	5.900%	11/15/2033	402	418
[1]	Atmos Energy Corp.	5.200%	8/15/2035	42	42
	Atmos Energy Corp.	4.125%	10/15/2044	35	28
	Atmos Energy Corp.	4.300%	10/1/2048	395	314
	Atmos Energy Corp.	2.850%	2/15/2052	75	45
	Atmos Energy Corp.	5.750%	10/15/2052	410	395
	Atmos Energy Corp.	6.200%	11/15/2053	105	107
	Atmos Energy Corp.	5.000%	12/15/2054	210	181
	Atmos Energy Corp.	5.450%	1/15/2056	100	92
	Avangrid Inc.	3.800%	6/1/2029	200	194
	Avista Corp.	4.000%	4/1/2052	275	200
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	203	179
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	109	108
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	200	199
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	285	284
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	50	32
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	115	91
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	175	158
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	150	147
	Basin Electric Power Cooperative	5.850%	10/15/2055	200	187
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	391	374
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	646	672
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	375	340
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	120	86
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	659	383
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	210	166
	Black Hills Corp.	5.950%	3/15/2028	230	234
	Black Hills Corp.	4.550%	1/31/2031	345	336
	Black Hills Corp.	6.150%	5/15/2034	223	229
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	415	419
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	255	250
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	200	198
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	56	54
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	119	114
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	284	240
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	15	11
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	910	602
	CenterPoint Energy Inc.	5.400%	6/1/2029	369	374
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	170	175
	CenterPoint Energy Inc.	6.700%	5/15/2055	25	25
	CenterPoint Energy Inc.	5.950%	4/1/2056	193	190
[1]	CenterPoint Energy Inc.	6.400%	8/15/2058	77	77
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	136	137
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	85	75
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	114	110
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	18	18
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	255	254
[1]	CMS Energy Corp.	4.750%	6/1/2050	100	97
	CMS Energy Corp.	3.750%	12/1/2050	320	295
	CMS Energy Corp.	6.500%	6/1/2055	220	221
	Commonwealth Edison Co.	3.700%	8/15/2028	335	329
	Commonwealth Edison Co.	4.550%	6/1/2031	61	60
	Commonwealth Edison Co.	3.650%	6/15/2046	50	36
	Commonwealth Edison Co.	4.000%	3/1/2048	661	496
	Commonwealth Edison Co.	4.000%	3/1/2049	200	150
[1]	Commonwealth Edison Co.	3.125%	3/15/2051	420	264
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	200	115

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Commonwealth Edison Co.	3.850%	3/15/2052	467	332
	Commonwealth Edison Co.	5.300%	2/1/2053	80	71
	Commonwealth Edison Co.	5.650%	6/1/2054	275	257
	Commonwealth Edison Co.	5.950%	6/1/2055	260	253
	Commonwealth Edison Co.	5.850%	6/1/2056	98	94
[1]	Connecticut Light & Power Co.	2.050%	7/1/2031	502	438
[1]	Connecticut Light & Power Co.	4.150%	6/1/2045	295	235
	Connecticut Light & Power Co.	4.000%	4/1/2048	10	8
	Connecticut Light & Power Co.	5.250%	1/15/2053	200	179
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	236	232
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	310	314
	Consolidated Edison Co. of New York Inc.	5.150%	6/15/2036	200	195
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	203	213
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	361	394
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	295	291
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	220	181
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	265	218
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	300	246
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	280	207
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	610	382
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	55	53
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	200	188
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	331	311
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	175	167
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	505	377
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	365	280
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	215	141
	Constellation Energy Generation LLC	3.900%	1/8/2028	166	164
	Constellation Energy Generation LLC	4.550%	6/1/2029	200	198
	Constellation Energy Generation LLC	4.400%	1/15/2031	74	72
	Constellation Energy Generation LLC	4.800%	1/15/2032	143	140
	Constellation Energy Generation LLC	5.800%	3/1/2033	100	102
	Constellation Energy Generation LLC	5.300%	6/1/2036	185	179
	Constellation Energy Generation LLC	6.250%	10/1/2039	410	419
	Constellation Energy Generation LLC	5.600%	6/15/2042	299	285
	Constellation Energy Generation LLC	6.500%	10/1/2053	450	463
	Constellation Energy Generation LLC	5.750%	3/15/2054	145	136
	Constellation Energy Generation LLC	5.875%	1/15/2066	178	166
	Consumers Energy Co.	4.600%	5/30/2029	327	326
	Consumers Energy Co.	4.700%	1/15/2030	200	199
	Consumers Energy Co.	4.500%	1/15/2031	450	442
	Consumers Energy Co.	4.900%	8/15/2031	88	88
	Consumers Energy Co.	4.625%	5/15/2033	80	77
	Consumers Energy Co.	5.050%	5/15/2035	155	152
	Consumers Energy Co.	5.125%	5/1/2036	125	122
	Consumers Energy Co.	3.950%	5/15/2043	60	48
	Consumers Energy Co.	3.250%	8/15/2046	455	314
	Consumers Energy Co.	4.050%	5/15/2048	720	551
	Consumers Energy Co.	6.100%	8/15/2056	63	63
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	394	388
	Dayton Power & Light Co.	4.550%	8/15/2030	270	264
	Delmarva Power & Light Co.	4.150%	5/15/2045	185	146
	Dominion Energy Inc.	4.600%	5/15/2028	100	100
	Dominion Energy Inc.	4.250%	6/1/2028	584	579
[1]	Dominion Energy Inc.	3.375%	4/1/2030	250	237
	Dominion Energy Inc.	5.000%	6/15/2030	141	141
[1]	Dominion Energy Inc.	4.350%	8/15/2032	195	186
	Dominion Energy Inc.	5.375%	11/15/2032	630	632
[1]	Dominion Energy Inc.	6.300%	3/15/2033	35	37
	Dominion Energy Inc.	5.450%	3/15/2035	216	213
[1]	Dominion Energy Inc.	5.950%	6/15/2035	325	332
	Dominion Energy Inc.	5.350%	6/15/2036	125	121
	Dominion Energy Inc.	7.000%	6/15/2038	425	464
[1]	Dominion Energy Inc.	4.050%	9/15/2042	510	401
	Dominion Energy Inc.	4.700%	12/1/2044	265	222
[1]	Dominion Energy Inc.	7.000%	6/1/2054	225	234
[1]	Dominion Energy Inc.	6.875%	2/1/2055	662	676
[1]	Dominion Energy Inc.	6.000%	2/15/2056	175	174
	Dominion Energy Inc.	6.200%	2/15/2056	300	294
[1]	Dominion Energy Inc.	6.150%	12/15/2056	74	73

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	6.250%	12/15/2056	67	66
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	50	44
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	55	55
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	330	280
[1]	DTE Electric Co.	1.900%	4/1/2028	60	58
[1]	DTE Electric Co.	2.625%	3/1/2031	525	476
	DTE Electric Co.	5.200%	4/1/2033	114	114
	DTE Electric Co.	5.200%	3/1/2034	70	70
	DTE Electric Co.	5.250%	5/15/2035	250	247
[1]	DTE Electric Co.	4.850%	3/1/2036	218	208
[1]	DTE Electric Co.	4.000%	4/1/2043	493	394
	DTE Electric Co.	3.700%	3/15/2045	349	260
	DTE Electric Co.	3.750%	8/15/2047	364	267
	DTE Electric Co.	3.950%	3/1/2049	50	37
	DTE Electric Co.	2.950%	3/1/2050	350	219
	DTE Electric Co.	5.850%	5/15/2055	130	126
[1]	DTE Electric Co.	5.550%	3/1/2056	179	166
	DTE Energy Co.	4.875%	6/1/2028	400	401
	DTE Energy Co.	5.100%	3/1/2029	203	204
[1]	DTE Energy Co.	3.400%	6/15/2029	200	192
	DTE Energy Co.	5.850%	6/1/2034	204	209
	DTE Energy Co.	5.050%	10/1/2035	212	204
[1]	DTE Energy Co.	6.200%	7/1/2058	168	167
	Duke Energy Carolinas LLC	3.950%	11/15/2028	50	49
[1]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	308
	Duke Energy Carolinas LLC	2.550%	4/15/2031	225	203
	Duke Energy Carolinas LLC	4.650%	6/15/2031	67	66
	Duke Energy Carolinas LLC	6.450%	10/15/2032	270	287
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	210	208
	Duke Energy Carolinas LLC	5.150%	6/15/2036	141	137
	Duke Energy Carolinas LLC	6.000%	1/15/2038	20	21
	Duke Energy Carolinas LLC	6.050%	4/15/2038	341	354
	Duke Energy Carolinas LLC	4.000%	9/30/2042	189	152
	Duke Energy Carolinas LLC	3.750%	6/1/2045	25	19
	Duke Energy Carolinas LLC	3.875%	3/15/2046	200	151
	Duke Energy Carolinas LLC	3.700%	12/1/2047	305	219
	Duke Energy Carolinas LLC	3.950%	3/15/2048	25	19
	Duke Energy Carolinas LLC	3.200%	8/15/2049	85	55
	Duke Energy Carolinas LLC	3.450%	4/15/2051	870	582
	Duke Energy Carolinas LLC	5.350%	1/15/2053	390	352
	Duke Energy Carolinas LLC	5.750%	6/15/2056	175	167
	Duke Energy Corp.	5.000%	12/8/2027	200	201
	Duke Energy Corp.	4.300%	3/15/2028	95	94
	Duke Energy Corp.	3.400%	6/15/2029	414	398
	Duke Energy Corp.	2.450%	6/1/2030	350	319
	Duke Energy Corp.	4.500%	8/15/2032	70	67
	Duke Energy Corp.	5.750%	9/15/2033	200	204
	Duke Energy Corp.	5.450%	6/15/2034	315	315
	Duke Energy Corp.	4.950%	9/15/2035	216	206
	Duke Energy Corp.	3.300%	6/15/2041	90	66
	Duke Energy Corp.	4.800%	12/15/2045	140	119
	Duke Energy Corp.	3.750%	9/1/2046	289	207
	Duke Energy Corp.	3.950%	8/15/2047	28	20
	Duke Energy Corp.	4.200%	6/15/2049	195	146
	Duke Energy Corp.	5.000%	8/15/2052	595	494
	Duke Energy Corp.	5.800%	6/15/2054	616	572
	Duke Energy Florida LLC	2.500%	12/1/2029	200	186
	Duke Energy Florida LLC	1.750%	6/15/2030	360	321
	Duke Energy Florida LLC	4.200%	12/1/2030	15	15
	Duke Energy Florida LLC	2.400%	12/15/2031	472	415
	Duke Energy Florida LLC	5.875%	11/15/2033	200	207
	Duke Energy Florida LLC	4.850%	12/1/2035	10	10
	Duke Energy Florida LLC	6.400%	6/15/2038	200	212
	Duke Energy Florida LLC	3.850%	11/15/2042	200	157
	Duke Energy Florida LLC	3.400%	10/1/2046	482	336
	Duke Energy Florida LLC	3.000%	12/15/2051	205	125
	Duke Energy Florida LLC	6.200%	11/15/2053	460	467
	Duke Energy Indiana LLC	6.120%	10/15/2035	65	68
[1]	Duke Energy Indiana LLC	4.950%	3/15/2036	26	25
	Duke Energy Indiana LLC	6.450%	4/1/2039	442	471

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Indiana LLC	3.750%	5/15/2046	200	147
	Duke Energy Indiana LLC	2.750%	4/1/2050	395	231
	Duke Energy Indiana LLC	5.400%	4/1/2053	240	216
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	24
	Duke Energy Ohio Inc.	5.250%	4/1/2033	50	50
	Duke Energy Ohio Inc.	5.300%	6/15/2035	61	60
	Duke Energy Ohio Inc.	3.700%	6/15/2046	110	80
	Duke Energy Ohio Inc.	5.650%	4/1/2053	184	172
	Duke Energy Ohio Inc.	5.550%	3/15/2054	90	83
	Duke Energy Progress LLC	3.700%	9/1/2028	450	442
	Duke Energy Progress LLC	3.450%	3/15/2029	45	44
	Duke Energy Progress LLC	3.400%	4/1/2032	70	64
	Duke Energy Progress LLC	5.100%	3/15/2034	250	249
	Duke Energy Progress LLC	5.050%	3/15/2035	65	63
	Duke Energy Progress LLC	6.300%	4/1/2038	115	121
	Duke Energy Progress LLC	4.100%	3/15/2043	615	495
	Duke Energy Progress LLC	4.375%	3/30/2044	225	185
	Duke Energy Progress LLC	3.600%	9/15/2047	219	155
	Duke Energy Progress LLC	2.900%	8/15/2051	310	185
	Duke Energy Progress LLC	5.550%	3/15/2055	35	32
	Edison International	5.250%	11/15/2028	365	363
	Edison International	5.450%	6/15/2029	200	200
	Edison International	6.950%	11/15/2029	225	233
	Edison International	4.800%	3/15/2031	200	191
	Edison International	5.250%	3/15/2032	235	227
	Emera US Finance LP	2.639%	6/15/2031	235	209
	Enel Chile SA	4.875%	6/12/2028	343	343
	Entergy Arkansas LLC	4.000%	6/1/2028	200	198
	Entergy Arkansas LLC	5.450%	6/1/2034	250	252
	Entergy Arkansas LLC	4.950%	1/15/2036	71	68
	Entergy Arkansas LLC	2.650%	6/15/2051	445	250
	Entergy Arkansas LLC	5.750%	6/1/2054	310	293
	Entergy Arkansas LLC	5.750%	1/15/2056	238	225
	Entergy Corp.	2.400%	6/15/2031	200	177
	Entergy Corp.	3.750%	6/15/2050	355	247
	Entergy Corp.	7.125%	12/1/2054	340	350
[1]	Entergy Corp.	5.875%	6/15/2056	175	172
	Entergy Corp.	6.100%	6/15/2056	155	152
	Entergy Corp.	6.500%	12/15/2056	63	63
	Entergy Corp.	6.500%	12/15/2058	138	137
	Entergy Louisiana LLC	3.120%	9/1/2027	50	49
	Entergy Louisiana LLC	3.250%	4/1/2028	55	54
	Entergy Louisiana LLC	2.350%	6/15/2032	202	174
	Entergy Louisiana LLC	5.150%	9/15/2034	365	360
	Entergy Louisiana LLC	4.900%	4/15/2036	237	225
	Entergy Louisiana LLC	5.500%	9/15/2036	150	149
	Entergy Louisiana LLC	3.100%	6/15/2041	75	55
	Entergy Louisiana LLC	4.950%	1/15/2045	60	52
	Entergy Louisiana LLC	4.200%	9/1/2048	322	247
	Entergy Louisiana LLC	5.700%	3/15/2054	280	263
	Entergy Louisiana LLC	5.800%	3/15/2055	200	189
	Entergy Louisiana LLC	5.650%	4/15/2056	250	232
	Entergy Louisiana LLC	6.200%	9/15/2056	150	150
	Entergy Mississippi LLC	5.050%	4/15/2036	61	58
	Entergy Mississippi LLC	3.850%	6/1/2049	325	234
	Entergy Mississippi LLC	3.500%	6/1/2051	68	45
	Entergy Mississippi LLC	5.800%	4/15/2055	118	112
	Entergy Texas Inc.	1.750%	3/15/2031	735	638
	Entergy Texas Inc.	5.200%	6/15/2036	166	161
	Entergy Texas Inc.	4.500%	3/30/2039	335	296
	Essential Utilities Inc.	2.704%	4/15/2030	100	92
	Essential Utilities Inc.	2.400%	5/1/2031	415	368
	Essential Utilities Inc.	5.375%	1/15/2034	35	35
	Essential Utilities Inc.	5.125%	3/15/2036	100	96
	Essential Utilities Inc.	5.300%	5/1/2052	134	118
	Evergy Inc.	4.250%	3/15/2029	56	55
	Evergy Inc.	6.400%	2/15/2057	100	101
	Evergy Kansas Central Inc.	5.250%	3/15/2035	765	751
	Evergy Kansas Central Inc.	5.300%	7/1/2036	81	79
	Evergy Kansas Central Inc.	3.250%	9/1/2049	25	16

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	3.450%	4/15/2050	300	203
[1]	Evergy Metro Inc.	2.250%	6/1/2030	85	77
	Evergy Metro Inc.	5.300%	10/1/2041	479	451
[1]	Eversource Energy	3.300%	1/15/2028	200	196
	Eversource Energy	5.450%	3/1/2028	610	616
[1]	Eversource Energy	1.650%	8/15/2030	230	202
	Eversource Energy	4.450%	12/15/2030	410	399
	Eversource Energy	5.850%	4/15/2031	15	15
	Eversource Energy	3.375%	3/1/2032	240	218
	Eversource Energy	5.125%	5/15/2033	28	28
	Eversource Energy	5.500%	1/1/2034	35	35
	Eversource Energy	5.950%	7/15/2034	200	205
[1]	Eversource Energy	6.100%	8/15/2056	283	280
[1]	Eversource Energy	6.350%	8/15/2056	71	71
	Exelon Corp.	5.150%	3/15/2029	235	237
	Exelon Corp.	4.050%	4/15/2030	270	261
	Exelon Corp.	5.125%	3/15/2031	60	60
	Exelon Corp.	3.350%	3/15/2032	200	183
	Exelon Corp.	5.300%	3/15/2033	200	199
	Exelon Corp.	5.625%	6/15/2035	380	380
	Exelon Corp.	4.950%	3/15/2036	167	158
	Exelon Corp.	5.100%	6/15/2045	705	617
	Exelon Corp.	4.450%	4/15/2046	100	80
	Exelon Corp.	4.700%	4/15/2050	35	28
	Exelon Corp.	4.100%	3/15/2052	185	134
	Exelon Corp.	6.500%	3/15/2055	25	25
	FirstEnergy Corp.	2.650%	3/1/2030	285	263
[1]	FirstEnergy Corp.	2.250%	9/1/2030	200	179
[1]	FirstEnergy Corp.	3.400%	3/1/2050	235	153
[2]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	150	149
[2]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	175	171
	FirstEnergy Transmission LLC	4.750%	1/15/2033	275	266
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	289
	Florida Power & Light Co.	5.050%	4/1/2028	245	247
	Florida Power & Light Co.	4.400%	5/15/2028	200	200
	Florida Power & Light Co.	2.450%	2/3/2032	280	247
	Florida Power & Light Co.	5.100%	4/1/2033	80	80
	Florida Power & Light Co.	4.800%	5/15/2033	290	284
	Florida Power & Light Co.	5.300%	6/15/2034	785	786
	Florida Power & Light Co.	4.700%	2/15/2036	278	263
	Florida Power & Light Co.	5.125%	6/1/2036	226	221
	Florida Power & Light Co.	5.650%	2/1/2037	540	549
	Florida Power & Light Co.	5.950%	2/1/2038	200	206
	Florida Power & Light Co.	5.960%	4/1/2039	260	266
	Florida Power & Light Co.	5.690%	3/1/2040	25	25
	Florida Power & Light Co.	4.050%	6/1/2042	175	143
	Florida Power & Light Co.	3.800%	12/15/2042	240	188
	Florida Power & Light Co.	4.125%	6/1/2048	280	214
	Florida Power & Light Co.	3.150%	10/1/2049	303	195
	Florida Power & Light Co.	5.300%	4/1/2053	134	120
	Florida Power & Light Co.	5.600%	6/15/2054	519	486
	Florida Power & Light Co.	5.750%	6/1/2056	285	272
	Florida Power & Light Co.	5.600%	2/15/2066	208	189
	Florida Power & Light Co.	5.900%	6/1/2066	177	169
	Georgia Power Co.	4.000%	10/1/2028	192	190
	Georgia Power Co.	4.600%	6/15/2029	77	77
[1]	Georgia Power Co.	2.650%	9/15/2029	485	456
	Georgia Power Co.	4.850%	3/15/2031	477	474
	Georgia Power Co.	4.950%	5/17/2033	60	59
	Georgia Power Co.	5.250%	3/15/2034	280	279
[1]	Georgia Power Co.	4.750%	9/1/2040	448	405
	Georgia Power Co.	4.300%	3/15/2042	65	55
	Georgia Power Co.	4.300%	3/15/2043	205	170
[1]	Georgia Power Co.	3.700%	1/30/2050	540	381
[1]	Georgia Power Co.	3.250%	3/15/2051	60	38
	Georgia Power Co.	5.500%	10/1/2055	161	148
	Hydro One Inc.	4.750%	5/30/2031	164	162
	Iberdrola International BV	6.750%	7/15/2036	447	487
	Idaho Power Co.	4.850%	3/1/2036	141	134
[1]	Idaho Power Co.	5.500%	3/15/2053	146	135

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Idaho Power Co.	5.800%	4/1/2054	92	88
[1]	Idaho Power Co.	5.700%	3/15/2055	250	236
	Indiana Michigan Power Co.	6.050%	3/15/2037	355	368
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	20	17
	Indiana Michigan Power Co.	3.250%	5/1/2051	310	197
	Indiana Michigan Power Co.	5.600%	3/15/2056	75	70
	Interstate Power & Light Co.	5.100%	9/30/2031	208	207
	Interstate Power & Light Co.	4.950%	9/30/2034	355	341
	Interstate Power & Light Co.	5.600%	6/29/2035	65	65
	Interstate Power & Light Co.	6.250%	7/15/2039	100	103
	Interstate Power & Light Co.	3.700%	9/15/2046	25	18
	Interstate Power & Light Co.	3.500%	9/30/2049	250	171
	IPALCO Enterprises Inc.	5.750%	4/1/2034	200	196
	Jersey Central Power & Light Co.	4.600%	1/15/2030	98	97
	Jersey Central Power & Light Co.	4.400%	1/15/2031	340	330
	Jersey Central Power & Light Co.	5.100%	1/15/2035	45	44
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	88	80
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	200	202
	Kentucky Utilities Co.	5.125%	11/1/2040	430	400
	Kentucky Utilities Co.	5.850%	8/15/2055	88	84
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	217	208
	MidAmerican Energy Co.	6.750%	12/30/2031	600	648
[1]	MidAmerican Energy Co.	5.800%	10/15/2036	400	414
	MidAmerican Energy Co.	4.800%	9/15/2043	260	227
	MidAmerican Energy Co.	4.400%	10/15/2044	475	392
	MidAmerican Energy Co.	4.250%	5/1/2046	25	20
	MidAmerican Energy Co.	4.250%	7/15/2049	175	136
	MidAmerican Energy Co.	5.850%	9/15/2054	215	208
	MidAmerican Energy Co.	5.300%	2/1/2055	217	194
[1]	Mississippi Power Co.	4.250%	3/15/2042	180	148
[1]	Mississippi Power Co.	3.100%	7/30/2051	397	246
[2]	Monongahela Power Co.	4.450%	8/15/2029	44	44
	National Fuel Gas Co.	5.500%	3/15/2030	75	76
	National Fuel Gas Co.	5.050%	10/15/2031	143	141
	National Fuel Gas Co.	5.500%	5/15/2036	97	94
	National Grid plc	5.602%	6/12/2028	273	277
	National Grid plc	5.809%	6/12/2033	445	456
	National Grid plc	5.418%	1/11/2034	20	20
	National Grid plc	5.405%	6/9/2036	150	146
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	50	50
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	140	139
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	555	546
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	75	75
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	125	124
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	200	201
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	167	164
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	63	62
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	20	20
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2031	125	124
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	50	57
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	765	718
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	230	237
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	420	334
[1]	Nevada Power Co.	6.650%	4/1/2036	494	528
[1]	Nevada Power Co.	6.750%	7/1/2037	166	179
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	258	259
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	31	31
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	230	231
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	755	731
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	895	841
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	425	385
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	259	225
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	10	10
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	330	327
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	850	837
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	295	292
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	135	116
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	470	421
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	485	497
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	283	288

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	464	467
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	150	140
[1]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	135	133
[1]	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	300	293
[1]	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	100	97
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	500	494
	NiSource Inc.	5.250%	3/30/2028	290	292
	NiSource Inc.	5.200%	7/1/2029	225	227
	NiSource Inc.	2.950%	9/1/2029	620	586
	NiSource Inc.	3.600%	5/1/2030	125	119
	NiSource Inc.	4.750%	5/18/2031	53	52
	NiSource Inc.	5.400%	6/30/2033	250	251
	NiSource Inc.	5.350%	4/1/2034	400	398
	NiSource Inc.	5.350%	7/15/2035	539	530
	NiSource Inc.	5.300%	5/18/2036	34	33
	NiSource Inc.	5.650%	2/1/2045	90	85
	NiSource Inc.	4.375%	5/15/2047	390	307
	NiSource Inc.	3.950%	3/30/2048	785	575
	NiSource Inc.	5.000%	6/15/2052	95	80
	NiSource Inc.	6.375%	3/31/2055	25	25
	NiSource Inc.	5.850%	4/1/2055	138	130
	NiSource Inc.	5.750%	7/15/2056	180	177
	NiSource Inc.	6.250%	4/15/2057	87	87
	Northern States Power Co.	2.250%	4/1/2031	562	501
	Northern States Power Co.	5.050%	5/15/2035	50	49
	Northern States Power Co.	4.850%	5/15/2036	57	55
	Northern States Power Co.	6.250%	6/1/2036	287	303
	Northern States Power Co.	6.200%	7/1/2037	227	239
	Northern States Power Co.	3.600%	9/15/2047	335	241
	Northern States Power Co.	2.600%	6/1/2051	65	38
	Northern States Power Co.	5.100%	5/15/2053	465	405
	Northern States Power Co.	5.650%	5/15/2055	182	171
	Northern States Power Co.	5.550%	5/15/2056	100	93
	Northwest Natural Holding Co.	7.000%	9/15/2055	125	127
	NorthWestern Corp.	4.176%	11/15/2044	200	160
	NSTAR Electric Co.	4.650%	5/15/2031	78	77
	NSTAR Electric Co.	5.200%	3/1/2035	75	74
	NSTAR Electric Co.	4.550%	6/1/2052	670	539
	NSTAR Electric Co.	4.950%	9/15/2052	10	9
	Oglethorpe Power Corp.	5.375%	11/1/2040	315	300
	Oglethorpe Power Corp.	6.200%	12/1/2053	455	450
	Ohio Edison Co.	6.875%	7/15/2036	215	235
	Ohio Power Co.	5.000%	6/1/2033	280	274
	Ohio Power Co.	5.650%	6/1/2034	25	25
	Ohio Power Co.	4.150%	4/1/2048	260	196
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	200	189
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	55	51
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	254	243
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	100	97
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	665	661
[2]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	237	231
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	10	11
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	200	193
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	136	135
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	80	69
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	170	159
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	102	75
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	190	119
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	905	632
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	169
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	46	44
[2]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	301	291
	ONE Gas Inc.	5.100%	4/1/2029	265	267
	ONE Gas Inc.	5.450%	9/1/2036	83	82
	ONE Gas Inc.	4.500%	11/1/2048	200	163
	Pacific Gas & Electric Co.	5.000%	6/4/2028	95	95
	Pacific Gas & Electric Co.	3.000%	6/15/2028	485	470
	Pacific Gas & Electric Co.	6.100%	1/15/2029	437	447
	Pacific Gas & Electric Co.	4.550%	7/1/2030	543	530
	Pacific Gas & Electric Co.	2.500%	2/1/2031	430	383

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.250%	6/1/2031	785	719
	Pacific Gas & Electric Co.	5.050%	11/15/2031	146	144
	Pacific Gas & Electric Co.	5.250%	2/1/2032	500	497
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	204
	Pacific Gas & Electric Co.	5.050%	10/15/2032	640	626
	Pacific Gas & Electric Co.	6.150%	1/15/2033	125	129
	Pacific Gas & Electric Co.	6.400%	6/15/2033	285	295
	Pacific Gas & Electric Co.	5.800%	5/15/2034	400	401
	Pacific Gas & Electric Co.	5.200%	5/1/2036	226	214
	Pacific Gas & Electric Co.	5.600%	8/15/2036	167	163
	Pacific Gas & Electric Co.	5.850%	11/1/2036	250	248
	Pacific Gas & Electric Co.	4.500%	7/1/2040	455	378
	Pacific Gas & Electric Co.	3.300%	8/1/2040	461	337
	Pacific Gas & Electric Co.	3.950%	12/1/2047	133	93
	Pacific Gas & Electric Co.	4.950%	7/1/2050	755	602
	Pacific Gas & Electric Co.	3.500%	8/1/2050	718	458
	Pacific Gas & Electric Co.	6.750%	1/15/2053	485	486
	Pacific Gas & Electric Co.	6.700%	4/1/2053	445	450
	Pacific Gas & Electric Co.	6.100%	10/15/2055	491	455
	Pacific Gas & Electric Co.	6.000%	5/1/2056	167	152
	Pacific Gas & Electric Co.	6.300%	8/15/2056	125	119
	PacifiCorp	5.100%	4/15/2031	125	124
	PacifiCorp	5.450%	2/15/2034	570	565
	PacifiCorp	5.800%	4/15/2036	250	250
	PacifiCorp	6.100%	8/1/2036	300	304
	PacifiCorp	6.250%	10/15/2037	225	229
	PacifiCorp	6.000%	1/15/2039	200	199
	PacifiCorp	4.125%	1/15/2049	390	284
	PacifiCorp	4.150%	2/15/2050	105	76
	PacifiCorp	2.900%	6/15/2052	385	218
	PacifiCorp	5.350%	12/1/2053	100	86
	PacifiCorp	5.500%	5/15/2054	103	90
	PacifiCorp	5.800%	1/15/2055	510	463
	PECO Energy Co.	5.000%	9/1/2031	121	121
	PECO Energy Co.	4.900%	6/15/2033	200	197
	PECO Energy Co.	4.875%	9/15/2035	75	72
	PECO Energy Co.	3.050%	3/15/2051	320	198
	PECO Energy Co.	2.850%	9/15/2051	380	224
	PECO Energy Co.	4.600%	5/15/2052	105	84
	PECO Energy Co.	5.650%	9/15/2055	360	338
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	780	753
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	60	54
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	250	243
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	175	114
	Pinnacle West Capital Corp.	4.900%	5/15/2028	440	441
	Pinnacle West Capital Corp.	4.650%	6/1/2029	100	99
	Potomac Electric Power Co.	5.200%	3/15/2034	490	486
	Potomac Electric Power Co.	4.150%	3/15/2043	100	81
	PPL Electric Utilities Corp.	4.850%	2/15/2034	200	195
	PPL Electric Utilities Corp.	4.750%	7/15/2043	400	356
	PPL Electric Utilities Corp.	3.000%	10/1/2049	60	38
	PPL Electric Utilities Corp.	5.250%	5/15/2053	200	179
	PPL Electric Utilities Corp.	5.550%	8/15/2055	162	151
	PPL Electric Utilities Corp.	5.750%	5/15/2056	150	143
	Progress Energy Inc.	7.750%	3/1/2031	260	287
	Progress Energy Inc.	6.000%	12/1/2039	200	202
	Public Service Co. of Colorado	4.150%	3/13/2029	134	132
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	195	171
	Public Service Co. of Colorado	1.875%	6/15/2031	40	35
	Public Service Co. of Colorado	5.350%	5/15/2034	590	587
	Public Service Co. of Colorado	5.150%	9/15/2035	315	306
	Public Service Co. of Colorado	3.800%	6/15/2047	75	55
	Public Service Co. of Colorado	4.100%	6/15/2048	334	256
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	239	137
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	250	197
	Public Service Co. of Colorado	5.750%	5/15/2054	25	24
	Public Service Co. of Colorado	5.850%	5/15/2055	193	185
	Public Service Co. of Colorado	6.200%	8/15/2056	50	50
	Public Service Co. of New Hampshire	5.350%	10/1/2033	49	49
	Public Service Co. of Oklahoma	5.250%	1/15/2033	200	199

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Service Co. of Oklahoma	5.400%	2/15/2034	49	49
	Public Service Co. of Oklahoma	5.450%	1/15/2036	75	74
[1]	Public Service Co. of Oklahoma	3.150%	8/15/2051	200	126
[1]	Public Service Co. of Oklahoma	6.300%	8/15/2056	75	75
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	160	157
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	50	48
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	66	61
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	137	133
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	200	197
	Public Service Electric & Gas Co.	5.200%	8/1/2033	350	351
	Public Service Electric & Gas Co.	4.900%	8/15/2035	217	210
[1]	Public Service Electric & Gas Co.	5.400%	8/1/2036	91	91
[1]	Public Service Electric & Gas Co.	5.800%	5/1/2037	30	31
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	25	19
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	285	214
[1]	Public Service Electric & Gas Co.	4.050%	5/1/2048	75	57
	Public Service Electric & Gas Co.	5.450%	8/1/2053	50	46
	Public Service Electric & Gas Co.	5.300%	8/1/2054	645	581
[1]	Public Service Electric & Gas Co.	5.625%	1/1/2056	306	288
[1]	Public Service Electric & Gas Co.	6.050%	8/1/2056	100	100
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	789	800
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	287	289
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	114	112
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	200	200
	Puget Energy Inc.	2.379%	6/15/2028	255	244
	Puget Energy Inc.	4.224%	3/15/2032	411	389
	Puget Energy Inc.	5.725%	3/15/2035	124	122
	Puget Sound Energy Inc.	5.795%	3/15/2040	113	112
	Puget Sound Energy Inc.	4.300%	5/20/2045	211	169
	Puget Sound Energy Inc.	5.448%	6/1/2053	190	174
	Puget Sound Energy Inc.	5.685%	6/15/2054	200	188
	Puget Sound Energy Inc.	5.598%	9/15/2055	143	133
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	200	179
	San Diego Gas & Electric Co.	5.400%	4/15/2035	318	315
[1]	San Diego Gas & Electric Co.	5.200%	3/15/2036	100	97
	San Diego Gas & Electric Co.	6.000%	6/1/2039	50	51
	San Diego Gas & Electric Co.	4.500%	8/15/2040	60	52
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	520	379
[1]	San Diego Gas & Electric Co.	2.950%	8/15/2051	69	42
	San Diego Gas & Electric Co.	5.550%	4/15/2054	258	236
[1]	San Diego Gas & Electric Co.	5.950%	3/15/2056	100	97
	Sempra	3.400%	2/1/2028	205	201
	Sempra	3.700%	4/1/2029	30	29
	Sempra	5.250%	3/15/2036	183	176
	Sempra	3.800%	2/1/2038	270	222
	Sempra	6.000%	10/15/2039	55	55
	Sempra	4.000%	2/1/2048	502	364
	Sempra	6.400%	10/1/2054	250	247
	Sempra	6.875%	10/1/2054	377	384
	Sempra	6.375%	4/1/2056	173	173
	Sierra Pacific Power Co.	5.900%	3/15/2054	70	67
	Sierra Pacific Power Co.	6.200%	12/15/2055	133	131
	Sierra Pacific Power Co.	6.375%	9/15/2056	191	190
	Southern California Edison Co.	5.850%	11/1/2027	400	405
[1]	Southern California Edison Co.	3.650%	3/1/2028	50	49
	Southern California Edison Co.	5.650%	10/1/2028	275	279
[1]	Southern California Edison Co.	4.200%	3/1/2029	225	220
	Southern California Edison Co.	6.650%	4/1/2029	225	232
	Southern California Edison Co.	5.150%	6/1/2029	100	100
	Southern California Edison Co.	2.250%	6/1/2030	40	36
[1]	Southern California Edison Co.	2.500%	6/1/2031	575	508
	Southern California Edison Co.	4.950%	9/15/2031	83	81
	Southern California Edison Co.	4.800%	3/15/2033	105	101
	Southern California Edison Co.	5.200%	6/1/2034	341	331
	Southern California Edison Co.	5.625%	2/1/2036	95	93
	Southern California Edison Co.	6.050%	3/15/2039	430	425
	Southern California Edison Co.	4.050%	3/15/2042	115	90
	Southern California Edison Co.	4.650%	10/1/2043	370	301
[1]	Southern California Edison Co.	3.600%	2/1/2045	70	48
	Southern California Edison Co.	4.000%	4/1/2047	850	604

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Edison Co.	4.875%	3/1/2049	680	547
	Southern California Edison Co.	3.650%	2/1/2050	125	82
[1]	Southern California Edison Co.	3.650%	6/1/2051	65	43
[1]	Southern California Edison Co.	5.450%	6/1/2052	105	90
	Southern California Edison Co.	5.700%	3/1/2053	240	213
	Southern California Edison Co.	6.200%	9/15/2055	220	208
	Southern California Gas Co.	5.200%	6/1/2033	40	40
	Southern California Gas Co.	5.050%	9/1/2034	435	425
	Southern California Gas Co.	5.450%	6/15/2035	75	75
[1]	Southern California Gas Co.	5.500%	9/1/2036	83	82
	Southern California Gas Co.	3.750%	9/15/2042	480	368
[1]	Southern California Gas Co.	4.125%	6/1/2048	150	114
	Southern California Gas Co.	5.600%	4/1/2054	125	115
	Southern California Gas Co.	6.000%	6/15/2055	60	58
	Southern California Gas Co.	5.900%	6/1/2056	100	95
	Southern Co.	5.500%	3/15/2029	721	733
[1]	Southern Co.	3.700%	4/30/2030	325	311
	Southern Co.	5.700%	10/15/2032	200	204
	Southern Co.	5.200%	6/15/2033	225	223
	Southern Co.	5.700%	3/15/2034	225	228
	Southern Co.	4.850%	3/15/2035	200	191
	Southern Co.	4.250%	7/1/2036	25	22
	Southern Co.	4.400%	7/1/2046	293	237
[1]	Southern Co.	6.375%	3/15/2055	314	317
	Southern Co.	6.000%	4/1/2058	325	320
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	92	91
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	103	90
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	30	30
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	35	36
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	70	68
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	132	128
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	306	305
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	346	286
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	60	48
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	60	60
	Southern Power Co.	4.800%	6/15/2031	168	166
	Southern Power Co.	5.150%	9/15/2041	108	99
[1]	Southern Power Co.	4.950%	12/15/2046	83	71
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	210	207
	Southwestern Electric Power Co.	5.300%	4/1/2033	50	50
	Southwestern Electric Power Co.	5.200%	4/1/2036	125	121
	Southwestern Electric Power Co.	6.200%	3/15/2040	200	204
	Southwestern Electric Power Co.	3.250%	11/1/2051	40	25
	Southwestern Electric Power Co.	5.900%	4/1/2056	225	211
	Southwestern Public Service Co.	5.300%	8/15/2036	120	117
	Southwestern Public Service Co.	4.500%	8/15/2041	350	303
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	354	226
	Southwestern Public Service Co.	6.000%	6/1/2054	205	200
	Southwestern Public Service Co.	5.875%	8/15/2056	111	106
	Spire Inc.	4.600%	9/1/2031	100	97
	Spire Inc.	6.250%	6/1/2056	172	171
	Spire Inc.	6.450%	6/1/2056	100	100
	System Energy Resources Inc.	6.000%	4/15/2028	35	36
	Tampa Electric Co.	4.300%	6/15/2048	425	335
	Tampa Electric Co.	3.450%	3/15/2051	49	33
	Tucson Electric Power Co.	5.200%	9/15/2034	495	489
	Tucson Electric Power Co.	3.250%	5/1/2051	235	152
	Union Electric Co.	5.200%	4/1/2034	150	149
	Union Electric Co.	5.250%	4/15/2035	185	183
	Union Electric Co.	4.800%	3/15/2036	70	66
	Union Electric Co.	3.250%	10/1/2049	100	65
	Union Electric Co.	3.900%	4/1/2052	180	130
	Union Electric Co.	5.250%	1/15/2054	300	266
	Union Electric Co.	5.125%	3/15/2055	450	393
	Union Electric Co.	5.550%	3/15/2056	162	150
	Union Electric Co.	5.750%	9/15/2056	71	67
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	662	653
	Virginia Electric & Power Co.	2.300%	11/15/2031	546	477
	Virginia Electric & Power Co.	2.400%	3/30/2032	250	217
	Virginia Electric & Power Co.	5.000%	4/1/2033	210	207

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.300%	8/15/2033	360	360
	Virginia Electric & Power Co.	5.050%	8/15/2034	180	176
	Virginia Electric & Power Co.	5.150%	3/15/2035	20	19
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	171	163
	Virginia Electric & Power Co.	4.950%	3/15/2036	300	285
	Virginia Electric & Power Co.	5.650%	8/15/2036	65	65
	Virginia Electric & Power Co.	8.875%	11/15/2038	269	340
	Virginia Electric & Power Co.	4.000%	1/15/2043	40	32
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	200	158
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	455	331
	Virginia Electric & Power Co.	4.600%	12/1/2048	403	328
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	435	348
	Virginia Electric & Power Co.	5.650%	3/15/2055	280	260
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	187	172
	Virginia Electric & Power Co.	5.700%	3/15/2056	539	503
	Virginia Electric & Power Co.	6.300%	8/15/2056	56	57
[2]	Vistra Operations Co. LLC	4.550%	10/30/2028	100	99
[2]	Vistra Operations Co. LLC	5.000%	4/30/2031	370	363
[2]	Vistra Operations Co. LLC	5.250%	4/30/2033	140	136
[2]	Vistra Operations Co. LLC	5.550%	4/30/2036	250	242
[1]	Washington Gas Light Co.	3.650%	9/15/2049	65	45
	WEC Energy Group Inc.	4.750%	1/15/2028	125	125
	WEC Energy Group Inc.	5.625%	5/15/2056	56	55
	Wisconsin Electric Power Co.	3.950%	3/1/2029	50	49
	Wisconsin Electric Power Co.	4.150%	10/15/2030	345	335
	Wisconsin Electric Power Co.	4.650%	6/15/2031	150	148
	Wisconsin Electric Power Co.	5.100%	6/15/2036	239	233
	Wisconsin Electric Power Co.	5.650%	3/15/2056	175	166
	Wisconsin Power & Light Co.	3.000%	7/1/2029	362	346
	Wisconsin Power & Light Co.	3.950%	9/1/2032	140	131
	Wisconsin Power & Light Co.	3.650%	4/1/2050	40	28
	Wisconsin Power & Light Co.	5.700%	12/15/2055	35	33
	Wisconsin Public Service Corp.	4.250%	1/15/2031	45	44
	Wisconsin Public Service Corp.	2.850%	12/1/2051	545	324
	Wisconsin Public Service Corp.	6.050%	8/15/2056	150	149
	Xcel Energy Inc.	2.600%	12/1/2029	654	609
	Xcel Energy Inc.	5.500%	3/15/2034	300	299
	Xcel Energy Inc.	5.600%	4/15/2035	68	68
	Xcel Energy Inc.	3.500%	12/1/2049	680	459
	Xcel Energy Inc.	5.750%	12/3/2056	72	70
					170,692
Total Corporate Bonds (Cost $1,718,591)					1,668,133
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[6]	Vanguard Market Liquidity Fund (Cost $1,331)	3.731%		13,315	1,332
Total Investments (98.3%) (Cost $1,724,461)					1,673,990
Other Assets and Liabilities—Net (1.7%)					28,667
Net Assets (100%)					1,702,657

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $14,621, representing 0.9% of net assets.

3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
4	Securities with a value of $639 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $393 have been segregated as initial margin for open centrally cleared swap contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Total Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2026	51	10,467	(31)
Long U.S. Treasury Bond	December 2026	13	1,412	—
				(31)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2026	(116)	(12,261)	56
10-Year U.S. Treasury Note	December 2026	(12)	(1,292)	10
Ultra 10-Year U.S. Treasury Note	December 2026	(71)	(7,769)	43
				109
				78

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	24,000	(1.000)	(571)	(81)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,723,130)	1,672,658
Affiliated Issuers (Cost $1,331)	1,332
Total Investments in Securities	1,673,990
Investment in Vanguard	37
Cash	2
Receivables for Investment Securities Sold	11,584
Receivables for Accrued Income	22,793
Receivables for Capital Shares Issued	4
Variation Margin Receivable—Futures Contracts	39
Variation Margin Receivable—Centrally Cleared Swap Contracts	—
Total Assets	1,708,449
Liabilities
Payables for Investment Securities Purchased	5,766
Payables for Capital Shares Redeemed	4
Payables to Vanguard	22
Total Liabilities	5,792
Net Assets	1,702,657
At August 31, 2026, net assets consisted of:

Paid-in Capital	1,857,768
Total Distributable Earnings (Loss)	(155,111)
Net Assets	1,702,657

Net Assets
Applicable to 22,635,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,702,657
Net Asset Value Per Share	$75.22
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest[1]	78,720
Total Income	78,720
Expenses
The Vanguard Group—Note C
Investment Advisory Services	57
Management and Administrative[2]	228
Marketing and Distribution	58
Custodian Fees	12
Auditing Fees	33
Accounting Fees[2]	50
Shareholders’ Reports[2]	23
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	472
Net Investment Income	78,248
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(42)
Futures Contracts	132
Swap Contracts	71
Realized Net Gain (Loss)	161
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(55,449)
Futures Contracts	54
Swap Contracts	(81)
Change in Unrealized Appreciation (Depreciation)	(55,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,933

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $182, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Certain amounts previously included in Management and Administrative and Shareholders' Reports expenses are now presented as Accounting Fees.
3	Includes ($107) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,248	58,408
Realized Net Gain (Loss)	161	(90,983)
Change in Unrealized Appreciation (Depreciation)	(55,476)	77,667
Net Increase (Decrease) in Net Assets Resulting from Operations	22,933	45,092
Distributions
Total Distributions	(75,985)	(53,323)
Capital Share Transactions
Issued	680,445	341,665
Issued in Lieu of Cash Distributions	—	—
Redeemed	(169,267)	(162,096)
Net Increase (Decrease) from Capital Share Transactions	511,178	179,569
Total Increase (Decrease)	458,126	171,338
Net Assets
Beginning of Period	1,244,531	1,073,193
End of Period	1,702,657	1,244,531
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$77.49	$78.22	$74.74	$76.60	$92.55
Investment Operations
Net Investment Income[1]	3.831	3.920	3.223	2.644	2.141
Capital Gain Distributions Received[1]	—	—	.000 [2]	—	.237
Net Realized and Unrealized Gain (Loss) on Investments	(2.321)	(1.041)	3.489	(1.806)	(16.168)
Total from Investment Operations	1.510	2.879	6.712	.838	(13.790)
Distributions
Dividends from Net Investment Income	(3.780)	(3.609)	(3.232)	(2.698)	(2.148)
Distributions from Realized Capital Gains	—	—	—	—	(.012 )
Total Distributions	(3.780)	(3.609)	(3.232)	(2.698)	(2.160)
Net Asset Value, End of Period	$75.22	$77.49	$78.22	$74.74	$76.60
Total Return	1.94%	3.82%	9.25%	1.13%	-15.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,703	$1,245	$1,073	$1,183	$579
Ratio of Total Expenses to Average Net Assets	0.03%	0.01%[3]	—	—	—
Acquired Fund Fees and Expenses	—	0.02%[4]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.97%	5.11%	4.27%	3.52%	2.52%
Portfolio Turnover Rate[5]	53%	133%[6]	8%	10%	14%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Calculated based on the period the fund was invested in bonds, beginning March 4, 2025. If annualized, the expense ratio would have been 0.03%.
4	Calculated based on the period the fund was invested in underlying Vanguard Funds.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Includes trading activity related to the change in the fund’s investment strategy in March 2025, to directly invest in bonds.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total Corporate Bond ETF
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended August 31, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2026, the fund had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total Corporate Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,525	—	4,525
Corporate Bonds	—	1,668,133	—	1,668,133
Temporary Cash Investments	1,332	—	—	1,332
Total	1,332	1,672,658	—	1,673,990

Derivative Financial Instruments
Assets
Futures Contracts[1]	109	—	—	109
Liabilities
Futures Contracts[1]	(31)	—	—	(31)
Swap Contracts[1]	—	(81)	—	(81)
Total	(31)	(81)	—	(112)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At August 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	109	—	109
Total Assets	109	—	109

Unrealized Depreciation—Futures Contracts[1]	(31)	—	(31)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	(81)	(81)
Total Liabilities	(31)	(81)	(112)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	132	—	132
Swap Contracts	—	71	71
Realized Net Gain (Loss) on Derivatives	132	71	203

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	54	—	54
Swap Contracts	—	(81)	(81)
Change in Unrealized Appreciation (Depreciation) on Derivatives	54	(81)	(27)
F. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(113)
Total Distributable Earnings (Loss)	113
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization

Total Corporate Bond ETF
adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,382
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(50,494)
Capital Loss Carryforwards	(111,999)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(155,111)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	75,985	53,323
Long-Term Capital Gains	—	—
Total	75,985	53,323

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,724,484
Gross Unrealized Appreciation	336
Gross Unrealized Depreciation	(50,830)
Net Unrealized Appreciation (Depreciation)	(50,494)
G. During the year ended August 31, 2026, the fund purchased $386,127,000 of investment securities and sold $377,065,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $433,626,000 and $436,515,000, respectively. In addition, the fund purchased and sold investment securities of $659,421,000 and $165,337,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H. Capital shares issued and redeemed were:
	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	8,775	4,445
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,200)	(2,105)
Net Increase (Decrease) in Shares Outstanding	6,575	2,340
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Total Corporate Bond ETF
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Total Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Corporate Bond ETF (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $214,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 87.3%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q9850 102026

Financial Statements
For the year ended August 31, 2026
Vanguard Total World Bond ETF

Contents

Total World Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (51.1%)
Vanguard Total Bond Market ETF	13,370,783	965,905
International Bond Fund (48.9%)
Vanguard Total International Bond ETF	19,446,928	924,702
Total Investment Companies (Cost $1,992,311)		1,890,607
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.731% (Cost $111)	1,111	111
Total Investments (100.0%) (Cost $1,992,422)		1,890,718
Other Assets and Liabilities—Net (0.0%)		(10)
Net Assets (100%)		1,890,708

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total World Bond ETF
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,992,422)	1,890,718
Receivables for Investment Securities Sold	6,191
Total Assets	1,896,909
Liabilities
Payables for Investment Securities Purchased	6,201
Total Liabilities	6,201
Net Assets	1,890,708
At August 31, 2026, net assets consisted of:

Paid-in Capital	2,030,591
Total Distributable Earnings (Loss)	(139,883)
Net Assets	1,890,708

Net Assets
Applicable to 28,080,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,890,708
Net Asset Value Per Share	$67.33
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total World Bond ETF
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	67,498
Interest	13
Net Investment Income—Note C	67,511
Realized Net Gain (Loss) on Affiliated Funds Sold[1]	(7,327)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(43,283)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,901

1	Includes $1,615 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total World Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,511	43,424
Realized Net Gain (Loss)	(7,327)	(11,801)
Change in Unrealized Appreciation (Depreciation)	(43,283)	5,276
Net Increase (Decrease) in Net Assets Resulting from Operations	16,901	36,899
Distributions
Total Distributions	(67,504)	(43,399)
Capital Share Transactions
Issued	677,858	697,622
Issued in Lieu of Cash Distributions	—	—
Redeemed	(120,254)	(111,343)
Net Increase (Decrease) from Capital Share Transactions	557,604	586,279
Total Increase (Decrease)	507,001	579,779
Net Assets
Beginning of Period	1,383,707	803,928
End of Period	1,890,708	1,383,707
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$69.29	$69.85	$67.90	$69.58	$80.76
Investment Operations
Net Investment Income[1]	2.838	2.751	2.745	1.623	1.912
Capital Gain Distributions Received[1]	—	—	.000 [2]	—	.327
Net Realized and Unrealized Gain (Loss) on Investments	(1.907)	(.524 )	2.004	(1.668)	(11.356)
Total from Investment Operations	.931	2.227	4.749	(.045 )	(9.117)
Distributions
Dividends from Net Investment Income	(2.891)	(2.787)	(2.799)	(1.635)	(1.984)
Distributions from Realized Capital Gains	—	—	—	—	(.079 )
Total Distributions	(2.891)	(2.787)	(2.799)	(1.635)	(2.063)
Net Asset Value, End of Period	$67.33	$69.29	$69.85	$67.90	$69.58
Total Return	1.33%	3.28%	7.17%	-0.03%	-11.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,891	$1,384	$804	$678	$570
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.13%	3.99%	4.03%	2.38%	2.55%
Portfolio Turnover Rate[3]	7%	12%	10%	14%	13%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees.
From time to time, Vanguard and/or a fund's board of trustees may adjust a fund's fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended August 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
6

Total World Bond ETF
At August 31, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,615
Total Distributable Earnings (Loss)	(1,615)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	51
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(106,583)
Capital Loss Carryforwards	(33,351)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(139,883)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	67,504	43,399
Long-Term Capital Gains	—	—
Total	67,504	43,399

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,997,301
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(106,583)
Net Unrealized Appreciation (Depreciation)	(106,583)
F. Capital shares issued and redeemed were:
	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	9,860	10,090
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,750)	(1,630)
Net Increase (Decrease) in Shares Outstanding	8,110	8,460
7

Total World Bond ETF
G. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	134	NA3	NA3	—	—	2	—	111
Vanguard Total Bond Market ETF	690,052	406,100	109,367	(1,341)	(19,539)	32,805	—	965,905
Vanguard Total International Bond ETF	693,538	379,582	118,688	(5,986)	(23,744)	34,691	—	924,702
Total	1,383,724	785,682	228,055	(7,327)	(43,283)	67,498	—	1,890,718

1	Includes $677,837 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $120,232 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Total World Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Bond ETF (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The fund hereby designates for the fiscal year $14,753,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 79.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 45.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Q30610 102026
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses, with the exception of Vanguard Total World Bond ETF, are included in the financial statements filed under Item 7 of this Form. The Trustees’ Fees and Expenses for Vanguard Total World Bond ETF are borne by the underlying Vanguard funds in which it invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Total Corporate Bond ETF

A majority of independent trustees of the board of Vanguard Total Corporate Bond ETF (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangement - Total World Bond ETF

A majority of independent trustees of the board of Vanguard Total World Bond ETF (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangements - Sector Bond Index Funds

A majority of independent trustees of the board of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund and Vanguard Mortgage-Backed Securities Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.